UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

John T. Genoy

President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: May 31

Date of reporting period: May 31, 2015

Item 1. Reports to Stockholders

VALIC Company I

Annual Report, May 31, 2015

SAVING : INVESTING : PLANNING

VALIC Company I

ANNUAL REPORT MAY 31, 2015

VALIC Company I

PRESIDENT’S LETTER (unaudited)

Dear Valued Investor:

We are pleased to provide you with the following Annual Report for VALIC Company I. The report contains the investment portfolio information and the financial statements of VALIC Company I for the twelve-month period ending May 31, 2015. We encourage you to carefully read this report and thank you for your investment.

Domestically, the total return for the S&P 500® Index*, widely regarded as the best single gauge of the U.S. equity market, rose 11.81%. International equity markets did not fare as well as their domestic counterparts. The MSCI EAFE Index (net)**, designed to measure the equity market performance of developed markets (Europe, Australasia, Far East), excluding the U.S. and Canada, declined modestly -0.48%. The domestic bond market experienced respectable returns, with the Barclays U.S. Aggregate Bond Index***, a broad measure of the bond market, rising 3.03%.

The U.S. markets continued to deliver strong performance, buoyed by a mid-cycle economic expansion and signs of continued positive momentum. With falling oil prices and weakening economies elsewhere, the U.S. dollar has continued to strengthen. Job growth and job creation have begun to pick up pace. Additionally, U.S. companies reported an upward trend in corporate margins and profits along with renewed merger and acquisition activity, both signs of a strengthening domestic economy.

Overseas, the picture was mixed. Geopolitical tensions flared in the Middle East and the Ukraine. Oil prices declined amid a supply glut. Europe (with the exception of Greece) showed signs of economic improvement as the European Central Bank stepped in with additional monetary easing measures in 2015. In Asia, Japan’s Q1 GDP grew at an annualized 3.9%, and the Bank of Japan signaled that it will continue its accommodative policies. Meanwhile, China cut interest rates to stimulate growth as they face a weakening economy influenced by the high debt accumulated after years of credit expansion.

The key question centers around when the Federal Reserve will raise interest rates. The Fed reiterated its message that it needs to see more improvement in the labor market and have confidence that inflation will rise toward their 2% target. Fed Chairwoman Janet Yellen stated that the Fed is on track to raise rates this year but will proceed cautiously and that it could be “several years” before the Fed’s benchmark short-term rate is back to a level the central bank considers to be normal.

As always, we encourage you to maintain a well-diversified, long-term investment portfolio to help smooth the inevitable ups-and-downs of market performance. Your financial advisor can assist by reviewing your financial situation and developing a plan that utilizes diversification, asset allocation, tax planning and other investment strategies to better help you reach your long-term investment goals.

Thank you again for your trust and valued investment.

Sincerely,

John T. Genoy, President

VALIC Company I

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is comprised of the MSCI country indices that represent developed markets outside of North America, Europe, Australasia and the Far East. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
***	The Barclays U.S. Aggregate Bond Index is a broad based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market that includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS, and CMBS (agency and non-agency).

Indices are not managed and an investor cannot invest directly into an index. Past performance of an index does not guarantee the future performance of any investment.

1

VALIC Company I

EXPENSE EXAMPLE — May 31, 2015 (unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company I (“VC I”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at December 1, 2014 and held until May 31, 2015. Shares of VC I are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified retirement plans (the “Plans”) and Individual Retirement Accounts (“IRAs”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC I, and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts, Plans and IRA’s are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus or Plan/IRA document for more details on the fees associated with the Variable Contract, Plans or IRAs.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months ended May 31, 2015” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months ended May 31, 2015” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRAs, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months ended May 31, 2015” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months ended May 31, 2015” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRAs, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months ended May 31, 2015” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts, Plans or IRAs. Please refer to your Variable Contract prospectus or Plan/IRA document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

VALIC Company I

EXPENSE EXAMPLE — May 31, 2015 (unaudited) — (continued)

	Actual			Hypothetical
Fund	Beginning Account Value at December 1, 2014	Ending Account Value Using Actual Return at May 31, 2015	Expenses Paid During the Six Months Ended May 31, 2015*	Beginning Account Value at December 1, 2014	Ending Account Value Using a Hypothetical 5% Annual Return at May 31, 2015	Expenses Paid During the Six Months Ended May 31, 2015*	Annualized Expense Ratio*
Asset Allocation	$1,000.00	$1,037.81	$3.51	$1,000.00	$1,021.49	$3.48	0.69%
Blue Chip Growth	$1,000.00	$1,057.83	$4.26	$1,000.00	$1,020.79	$4.18	0.83%
Broad Cap Value Income#	$1,000.00	$1,052.26	$4.35	$1,000.00	$1,020.69	$4.28	0.85%
Capital Conservation	$1,000.00	$1,010.13	$3.16	$1,000.00	$1,021.79	$3.18	0.63%
Core Equity#	$1,000.00	$1,037.81	$4.06	$1,000.00	$1,020.94	$4.03	0.80%
Dividend Value#	$1,000.00	$1,025.67	$4.14	$1,000.00	$1,020.84	$4.13	0.82%
Dynamic Allocation#	$1,000.00	$1,009.12	$1.60	$1,000.00	$1,023.34	$1.61	0.32%
Emerging Economies	$1,000.00	$1,008.85	$4.71	$1,000.00	$1,020.24	$4.73	0.94%
Foreign Value	$1,000.00	$1,042.45	$4.02	$1,000.00	$1,020.99	$3.98	0.79%
Global Real Estate	$1,000.00	$1,020.44	$4.23	$1,000.00	$1,020.74	$4.23	0.84%
Global Social Awareness	$1,000.00	$1,040.78	$3.15	$1,000.00	$1,021.84	$3.13	0.62%
Global Strategy	$1,000.00	$1,024.32	$3.23	$1,000.00	$1,021.74	$3.23	0.64%
Government Securities	$1,000.00	$1,010.88	$3.16	$1,000.00	$1,021.79	$3.18	0.63%
Growth	$1,000.00	$1,034.22	$4.06	$1,000.00	$1,020.94	$4.03	0.80%
Growth & Income#	$1,000.00	$1,031.52	$4.31	$1,000.00	$1,020.69	$4.28	0.85%
Health Sciences	$1,000.00	$1,207.20	$5.94	$1,000.00	$1,019.55	$5.44	1.08%
Inflation Protected	$1,000.00	$992.22	$2.93	$1,000.00	$1,021.99	$2.97	0.59%
International Equities Index	$1,000.00	$1,049.31	$2.40	$1,000.00	$1,022.59	$2.37	0.47%
International Government Bond	$1,000.00	$969.50	$3.19	$1,000.00	$1,021.69	$3.28	0.65%
International Growth#	$1,000.00	$1,044.76	$5.15	$1,000.00	$1,019.90	$5.09	1.01%
Large Cap Core	$1,000.00	$1,043.82	$4.23	$1,000.00	$1,020.79	$4.18	0.83%
Large Capital Growth	$1,000.00	$1,035.91	$3.81	$1,000.00	$1,021.19	$3.78	0.75%
Mid Cap Index	$1,000.00	$1,062.96	$1.80	$1,000.00	$1,023.19	$1.77	0.35%
Mid Cap Strategic Growth	$1,000.00	$1,032.66	$4.10	$1,000.00	$1,020.89	$4.08	0.81%
Money Market I#	$1,000.00	$1,000.05	$0.75	$1,000.00	$1,024.18	$0.76	0.15%
Nasdaq-100® Index#	$1,000.00	$1,041.94	$2.70	$1,000.00	$1,022.29	$2.67	0.53%
Science & Technology	$1,000.00	$1,055.74	$5.07	$1,000.00	$1,020.00	$4.99	0.99%
Small Cap Aggressive Growth#	$1,000.00	$1,150.81	$5.31	$1,000.00	$1,020.00	$4.99	0.99%
Small Cap#	$1,000.00	$1,060.76	$4.78	$1,000.00	$1,020.29	$4.68	0.93%
Small Cap Index	$1,000.00	$1,068.81	$2.06	$1,000.00	$1,022.94	$2.02	0.40%
Small Cap Special Values	$1,000.00	$1,052.75	$4.45	$1,000.00	$1,020.59	$4.38	0.87%
Small-Mid Growth	$1,000.00	$1,090.94	$5.16	$1,000.00	$1,020.00	$4.99	0.99%
Stock Index	$1,000.00	$1,027.78	$1.67	$1,000.00	$1,023.29	$1.66	0.33%
Value#	$1,000.00	$1,032.89	$4.31	$1,000.00	$1,020.69	$4.28	0.85%

*	Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days then divided by 365 days (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts, Plans or IRA’s. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on expenses that apply to the Variable Contracts or your Plan/IRA document for details on the administrative fees charged by your Plan/IRA sponsor.
#	During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended May 31, 2015” and the “Annualized Expense Ratio” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended May 31, 2015” and the “Annualized Expense Ratio” would have been lower.

3

VALIC Company I Asset Allocation Fund

PORTFOLIO PROFILE — May 31, 2015 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	8.1%
Registered Investment Companies	6.9
Time Deposits	6.3
Exchange-Traded Funds	5.6
Real Estate Investment Trusts	3.6
Banks — Commercial	3.4
Diversified Banking Institutions	3.2
Medical — Drugs	3.1
Federal Home Loan Mtg. Corp.	2.8
United States Treasury Notes	2.5
Telephone — Integrated	2.4
Diversified Financial Services	2.3
Computers	2.1
Oil Companies — Exploration & Production	1.8
Electric — Integrated	1.6
Oil Companies — Integrated	1.5
Aerospace/Defense	1.4
Diversified Manufacturing Operations	1.3
Insurance — Multi-line	1.3
Medical — Biomedical/Gene	1.3
Auto — Cars/Light Trucks	1.3
Cable/Satellite TV	1.2
Applications Software	1.1
Chemicals — Diversified	1.1
Electronic Components — Semiconductors	1.0
Insurance — Life/Health	1.0
United States Treasury Bonds	0.9
Oil — Field Services	0.9
Banks — Super Regional	0.9
Retail — Discount	0.9
Medical — HMO	0.9
Pipelines	0.8
Tobacco	0.8
Retail — Restaurants	0.8
Investment Management/Advisor Services	0.7
Food — Misc./Diversified	0.7
Multimedia	0.7
Oil Refining & Marketing	0.6
Insurance — Reinsurance	0.6
Insurance — Property/Casualty	0.6
Transport — Services	0.6
Government National Mtg. Assoc.	0.6
Finance — Other Services	0.6
U.S. Government Treasuries	0.5
Real Estate Operations & Development	0.5
Computer Services	0.5
Paper & Related Products	0.5
Auto/Truck Parts & Equipment — Original	0.5
Consumer Products — Misc.	0.5
Beverages — Non-alcoholic	0.5
Retail — Drug Store	0.5
Medical — Hospitals	0.5
Medical Instruments	0.4
Retail — Apparel/Shoe	0.4
Electronic Components — Misc.	0.4
Brewery	0.4
Finance — Credit Card	0.4
Retail — Building Products	0.4
Airlines	0.4
Food — Retail	0.4
Savings & Loans/Thrifts	0.4
E-Commerce/Products	0.4
Cosmetics & Toiletries	0.4
Real Estate Management/Services	0.3
Finance — Investment Banker/Broker	0.3
Transport — Rail	0.3
Telecommunication Equipment	0.3
Gas — Distribution	0.3
Web Portals/ISP	0.3

Industrial Gases	0.3
Pharmacy Services	0.3
Chemicals — Specialty	0.3
Commercial Services — Finance	0.3
Medical Labs & Testing Services	0.3
Networking Products	0.3
Machinery — Construction & Mining	0.3
Electric Products — Misc.	0.3
Retail — Auto Parts	0.3
Casino Hotels	0.3
Agricultural Operations	0.3
Diversified Minerals	0.3
Machinery — Electrical	0.3
Entertainment Software	0.3
E-Commerce/Services	0.3
Aerospace/Defense — Equipment	0.3
Medical — Generic Drugs	0.2
Semiconductor Equipment	0.2
Medical Products	0.2
Apparel Manufacturers	0.2
Steel — Producers	0.2
Medical — Wholesale Drug Distribution	0.2
Banks — Fiduciary	0.2
Import/Export	0.2
Enterprise Software/Service	0.2
Building — Residential/Commercial	0.2
Cruise Lines	0.2
Sovereign	0.2
Machinery — Farming	0.2
Machinery — General Industrial	0.2
Independent Power Producers	0.2
Finance — Consumer Loans	0.2
Audio/Video Products	0.2
Internet Security	0.2
Cellular Telecom	0.2
Computers — Memory Devices	0.2
Human Resources	0.2
Broadcast Services/Program	0.2
Dental Supplies & Equipment	0.2
Food — Dairy Products	0.2
Satellite Telecom	0.2
Electric — Distribution	0.2
Distribution/Wholesale	0.2
Municipal Bonds & Notes	0.1
Retail — Regional Department Stores	0.1
Finance — Leasing Companies	0.1
Non-Hazardous Waste Disposal	0.1
Internet Content — Entertainment	0.1
Footwear & Related Apparel	0.1
Insurance — Mutual	0.1
Telecom Services	0.1
Finance — Auto Loans	0.1
Containers — Paper/Plastic	0.1
Computer Aided Design	0.1
Special Purpose Entities	0.1
Containers — Metal/Glass	0.1
Athletic Footwear	0.1
Building & Construction — Misc.	0.1
Industrial Automated/Robotic	0.1
Beverages — Wine/Spirits	0.1
Finance — Commercial	0.1
Poultry	0.1
Auto — Heavy Duty Trucks	0.1
Printing — Commercial	0.1
Medical — Outpatient/Home Medical	0.1
Advertising Services	0.1
Office Automation & Equipment	0.1
Hotels/Motels	0.1
Building Products — Wood	0.1

4

VALIC Company I Asset Allocation Fund

PORTFOLIO PROFILE — May 31, 2015 (unaudited) — (continued)

Industry Allocation* (continued)

Retail — Consumer Electronics	0.1%
Soap & Cleaning Preparation	0.1
Office Supplies & Forms	0.1
Oil Field Machinery & Equipment	0.1
Metal — Copper	0.1
Publishing — Newspapers	0.1
Schools	0.1
SupraNational Banks	0.1
Electronic Measurement Instruments	0.1
Oil & Gas Drilling	0.1
Rental Auto/Equipment	0.1
Wire & Cable Products	0.1
Transport — Truck	0.1
Coal	0.1
Tools — Hand Held	0.1
Security Services	0.1
Commercial Services	0.1
Coatings/Paint	0.1
Semiconductor Components — Integrated Circuits	0.1
Computers — Integrated Systems	0.1
Internet Connectivity Services	0.1
Transactional Software	0.1
Electronics — Military	0.1
Building — Maintenance & Services	0.1
Engineering/R&D Services	0.1
Internet Infrastructure Software	0.1
Communications Software	0.1
Transport — Marine	0.1
Photo Equipment & Supplies	0.1
Rubber — Tires	0.1
Building Products — Cement	0.1
Building Products — Doors & Windows	0.1
Home Furnishings	0.1
Computers — Periphery Equipment	0.1
Specified Purpose Acquisitions	0.1
Publishing — Periodicals	0.1
Resorts/Theme Parks	0.1
Building Products — Air & Heating	0.1
Investment Companies	0.1
Retail — Automobile	0.1
Finance — Mortgage Loan/Banker	0.1
Data Processing/Management	0.1
Travel Services	0.1
Metal Processors & Fabrication	0.1
E-Services/Consulting	0.1
Steel Pipe & Tube	0.1
Medical Information Systems	0.1
Lasers — System/Components	0.1
Miscellaneous Manufacturing	0.1
Research & Development	0.1
Consulting Services	0.1
Building & Construction Products — Misc.	0.1
Retail — Appliances	0.1

110.6%

*	Calculated as a percentage of net assets

5

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 54.5%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.	2,231	$45,557

Advertising Services — 0.1%
Dentsu, Inc.#(1)	1,500	75,224
Publicis Groupe SA#(1)	1,039	83,435
Sizmek, Inc.†	422	2,950

		161,609

Aerospace/Defense — 1.3%
Aerovironment, Inc.†	418	10,805
BAE Systems PLC(1)	18,416	145,059
Boeing Co.	2,232	313,641
Cubic Corp.	437	20,889
General Dynamics Corp.	3,615	506,678
Lockheed Martin Corp.	2,917	548,979
National Presto Industries, Inc.#	96	6,672
Northrop Grumman Corp.	3,175	505,397
Raytheon Co.	1,085	112,037
Spirit AeroSystems Holdings, Inc., Class A†	1,195	65,235

		2,235,392

Aerospace/Defense - Equipment — 0.2%
AAR Corp.	689	20,353
Aerojet Rocketdyne Holdings, Inc.†	1,266	26,269
Airbus Group SE(1)	1,470	100,159
Curtiss-Wright Corp.	969	69,855
Kaman Corp.	558	23,637
Moog, Inc., Class A†	804	55,179

		295,452

Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	56	17,689
Intrepid Potash, Inc.†#	1,083	12,585

		30,274

Agricultural Operations — 0.3%
Andersons, Inc.	545	24,165
Archer-Daniels-Midland Co.	8,418	444,891
Bunge, Ltd.	308	28,509

		497,565

Airlines — 0.2%
Alaska Air Group, Inc.	1,547	99,998
Allegiant Travel Co.	277	43,619
Delta Air Lines, Inc.	1,541	66,140
Hawaiian Holdings, Inc.†	1,101	26,666
Republic Airways Holdings, Inc.†	959	10,031
SkyWest, Inc.	1,060	15,688
Southwest Airlines Co.	1,163	43,089
United Continental Holdings, Inc.†	1,227	66,982

		372,213

Airport Development/Maintenance — 0.0%
Aeroports de Paris#(1)	578	71,516

Apparel Manufacturers — 0.2%
Burberry Group PLC(1)	5,503	142,788
Christian Dior SE(1)	717	144,012
G-III Apparel Group, Ltd.†	780	44,351
Michael Kors Holdings, Ltd.†	349	16,228
Oxford Industries, Inc.	296	22,457
Quiksilver, Inc.†#	2,338	3,203
Ralph Lauren Corp.	178	23,211

		396,250

Appliances — 0.0%
iRobot Corp.†	614	19,617

Security Description	Shares	Value (Note 2)

Applications Software — 1.1%
Citrix Systems, Inc.†	554	$36,015
Dealertrack Technologies, Inc.†	907	37,822
Ebix, Inc.#	606	21,574
Epiq Systems, Inc.	645	10,817
Intuit, Inc.	4,491	467,738
Microsoft Corp.	27,983	1,311,283
Progress Software Corp.†	1,040	27,383
Tangoe, Inc.†	760	9,660

		1,922,292

Athletic Footwear — 0.1%
adidas AG(1)	997	78,332
NIKE, Inc., Class B	1,365	138,780

		217,112

Audio/Video Products — 0.2%
Daktronics, Inc.	751	8,096
DTS, Inc.†	353	11,201
Panasonic Corp.#(1)	9,500	139,275
Sony Corp.†#(1)	3,800	117,428
Universal Electronics, Inc.†	318	16,479
VOXX International Corp.†	346	2,958

		295,437

Auto Repair Centers — 0.0%
Monro Muffler Brake, Inc.	642	37,884

Auto-Cars/Light Trucks — 0.7%
Bayerische Motoren Werke AG(1)	1,529	169,138
Daimler AG(1)	1,059	99,215
Fiat Chrysler Automobiles NV†(1)	636	10,166
Fuji Heavy Industries, Ltd.(1)	2,900	109,187
Honda Motor Co., Ltd.(1)	5,600	191,719
Nissan Motor Co., Ltd.#(1)	4,500	46,832
Suzuki Motor Corp.#(1)	2,000	69,529
Toyota Motor Corp.(1)	7,300	503,324

		1,199,110

Auto-Heavy Duty Trucks — 0.0%
Isuzu Motors, Ltd.(1)	3,600	48,807

Auto/Truck Parts & Equipment - Original — 0.5%
Aisin Seiki Co., Ltd.(1)	1,800	82,977
Allison Transmission Holdings, Inc.	4,070	124,542
Delphi Automotive PLC	4,158	361,663
Denso Corp.#(1)	2,200	114,714
Gentherm, Inc.†	725	37,163
Superior Industries International, Inc.	430	8,295
Titan International, Inc.#	1,033	11,001
Toyoda Gosei Co., Ltd.†(1)	2,400	59,432

		799,787

Auto/Truck Parts & Equipment - Replacement — 0.0%
Dorman Products, Inc.†#	616	28,742
Standard Motor Products, Inc.	422	14,842

		43,584

Banks - Commercial — 2.1%
Banco de Sabadell SA(1)	8,688	22,005
Banco Santander SA(1)	37,622	267,934
Bank of Ireland†(1)	23,858	9,131
Bank of Kyoto, Ltd.(1)	7,000	79,749
Bank of Yokohama, Ltd.(1)	13,000	80,600
Bankia SA†(1)	5,049	6,530
Banner Corp.	396	17,828
BBCN Bancorp, Inc.	1,622	23,357
Cardinal Financial Corp.	662	13,664

6

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks - Commercial (continued)
Central Pacific Financial Corp.	527	$12,342
Chiba Bank, Ltd.(1)	7,000	54,972
City Holding Co.#	298	13,458
Columbia Banking System, Inc.	1,086	32,808
Community Bank System, Inc.	820	28,954
Cullen/Frost Bankers, Inc.	2,311	169,651
CVB Financial Corp.	1,973	32,357
Danske Bank A/S(1)	2,595	76,115
DNB ASA(1)	1,362	23,958
East West Bancorp, Inc.	3,278	140,626
First BanCorp†	2,005	12,271
First Commonwealth Financial Corp.	1,775	16,153
First Financial Bancorp	1,255	21,799
First Financial Bankshares, Inc.#	1,311	39,500
First Horizon National Corp.	11,375	167,895
First Midwest Bancorp, Inc.	1,566	27,812
FNB Corp.	3,533	47,660
Glacier Bancorp, Inc.	1,526	42,942
Hanmi Financial Corp.	662	14,647
Home BancShares, Inc.	1,202	41,000
Independent Bank Corp.	533	24,044
Intesa Sanpaolo SpA(1)	12,531	45,205
Joyo Bank, Ltd.(1)	12,000	64,721
KBC Groep NV(1)	1,757	117,882
LegacyTexas Financial Group, Inc.	742	19,247
MB Financial, Inc.	1,291	41,596
Mizuho Financial Group, Inc.(1)	53,300	117,094
National Penn Bancshares, Inc.	2,842	30,409
NBT Bancorp, Inc.	887	21,838
OFG Bancorp	859	11,287
Old National Bancorp	2,205	30,010
Pinnacle Financial Partners, Inc.	639	31,637
Popular, Inc.†	4,240	137,758
PrivateBancorp, Inc.	1,441	54,945
Regions Financial Corp.	57,897	584,181
S&T Bancorp, Inc.	571	15,468
Signature Bank†	1,191	166,323
Simmons First National Corp., Class A	309	13,299
Southside Bancshares, Inc.	445	11,948
Sumitomo Mitsui Financial Group, Inc.(1)	3,400	153,971
Sumitomo Mitsui Trust Holdings, Inc.#(1)	13,000	59,214
Susquehanna Bancshares, Inc.	3,692	51,282
Swedbank AB, Class A(1)	6,230	146,291
Talmer Bancorp, Inc., Class A	1,113	17,686
Texas Capital Bancshares, Inc.†	930	50,592
Tompkins Financial Corp.	247	12,597
TrustCo Bank Corp. NY	1,962	13,263
UMB Financial Corp.	770	39,878
United Bankshares, Inc.	1,295	49,029
United Community Banks, Inc.	870	16,661
Westamerica Bancorporation#	496	22,697
Wilshire Bancorp, Inc.	1,351	14,915
Wintrust Financial Corp.	957	47,946

		3,772,632

Banks - Fiduciary — 0.0%
Boston Private Financial Holdings, Inc.	1,716	21,519

Banks - Mortgage — 0.0%
Walker & Dunlop, Inc.†	567	13,960

Banks - Super Regional — 0.7%
Comerica, Inc.	2,875	140,731
Fifth Third Bancorp	16,873	341,510
KeyCorp	3,475	50,666
Wells Fargo & Co.	12,139	679,298

		1,212,205

Security Description	Shares	Value (Note 2)

Batteries/Battery Systems — 0.0%
EnerSys	901	$60,043

Beverages - Non-alcoholic — 0.4%
Coca-Cola Co.	1,684	68,977
Coca-Cola Enterprises, Inc.	1,033	45,689
Monster Beverage Corp.†	335	42,639
PepsiCo, Inc.	5,018	483,886

		641,191

Brewery — 0.3%
Anheuser-Busch InBev NV(1)	178	21,469
Asahi Group Holdings, Ltd.(1)	2,100	66,967
Carlsberg A/S, Class B(1)	977	89,817
Heineken Holding NV(1)	1,960	136,346
Heineken NV(1)	1,991	156,331
Kirin Holdings Co., Ltd.(1)	4,000	57,369

		528,299

Broadcast Services/Program — 0.2%
Discovery Communications, Inc., Class C†	8,947	281,338

Building & Construction Products - Misc. — 0.1%
Drew Industries, Inc.	481	29,534
Gibraltar Industries, Inc.†	599	10,734
Quanex Building Products Corp.	670	11,919
Simpson Manufacturing Co., Inc.	847	28,730

		80,917

Building & Construction - Misc. — 0.1%
Aegion Corp.†	781	13,917
Bouygues SA(1)	565	22,256
Comfort Systems USA, Inc.	734	16,478
Dycom Industries, Inc.†	689	39,673
Ferrovial SA(1)	4,023	86,878

		179,202

Building Products - Air & Heating — 0.1%
AAON, Inc.	863	20,427
Daikin Industries, Ltd.(1)	1,100	84,013

		104,440

Building Products - Cement — 0.0%
Headwaters, Inc.†	1,508	28,622
Holcim, Ltd.(1)	62	4,902

		33,524

Building Products - Doors & Windows — 0.1%
Apogee Enterprises, Inc.	588	31,593
Asahi Glass Co., Ltd.(1)	10,000	65,058
Griffon Corp.	827	13,207
PGT, Inc.†	938	11,219

		121,077

Building Products - Wood — 0.0%
Boise Cascade Co.†	805	28,529
Universal Forest Products, Inc.	404	22,366

		50,895

Building - Heavy Construction — 0.0%
ACS Actividades de Construccion y Servicios SA(1)	868	28,002
Orion Marine Group, Inc.†	560	4,206

		32,208

Building - Maintenance & Services — 0.1%
ABM Industries, Inc.	1,066	34,581
Babcock International Group PLC(1)	6,160	106,099

		140,680

7

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Building - Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.	563	$12,234

Building - Residential/Commercial — 0.2%
Daiwa House Industry Co., Ltd.#(1)	3,000	71,779
M/I Homes, Inc.†	515	11,984
Meritage Homes Corp.†	765	33,553
Persimmon PLC(1)	1,217	36,555
Ryland Group, Inc.	945	39,756
Sekisui Chemical Co., Ltd.(1)	5,000	67,316
Standard Pacific Corp.†	2,906	23,946

		284,889

Cable/Satellite TV — 1.1%
Cablevision Systems Corp., Class A#	1,137	27,868
Comcast Corp., Class A	16,182	946,000
DIRECTV†	3,979	362,248
Sky PLC(1)	6,233	100,616
Time Warner Cable, Inc.	3,001	542,851

		1,979,583

Casino Hotels — 0.1%
Boyd Gaming Corp.†	1,622	23,211
MGM Resorts International†	3,364	67,448
Monarch Casino & Resort, Inc.†	197	3,818

		94,477

Casino Services — 0.0%
Scientific Games Corp., Class A†#	948	14,429

Cellular Telecom — 0.1%
NTT DOCOMO, Inc.(1)	3,300	59,175
Vodafone Group PLC(1)	14,582	57,021

		116,196

Chemicals - Diversified — 1.1%
Aceto Corp.	560	13,199
Akzo Nobel NV(1)	1,350	103,100
Arkema SA(1)	1,284	95,408
Asahi Kasei Corp.(1)	10,000	88,426
BASF SE(1)	1,991	184,165
Dow Chemical Co.	8,678	451,863
E.I. du Pont de Nemours & Co.	3,119	221,480
Innophos Holdings, Inc.	432	22,512
K+S AG(1)	652	21,252
Koppers Holdings, Inc.	399	10,302
Kuraray Co., Ltd.(1)	5,300	69,397
LyondellBasell Industries NV, Class A	5,346	540,481
Mitsubishi Chemical Holdings Corp.(1)	10,000	62,577

		1,884,162

Chemicals - Fibers — 0.0%
Rayonier Advanced Materials, Inc.#	821	13,538

Chemicals - Other — 0.0%
American Vanguard Corp.#	511	7,042

Chemicals - Plastics — 0.0%
A. Schulman, Inc.	595	25,448

Chemicals - Specialty — 0.2%
Balchem Corp.	634	35,796
Calgon Carbon Corp.	1,083	22,483
H.B. Fuller Co.	1,029	43,331
Hawkins, Inc.	202	8,234
Kraton Performance Polymers, Inc.†	631	14,986
Lonza Group AG(1)	361	50,827
OM Group, Inc.	609	16,163
Quaker Chemical Corp.	267	22,797

Security Description	Shares	Value (Note 2)

Chemicals - Specialty (continued)
Shin-Etsu Chemical Co., Ltd.(1)	1,200	$72,976
Stepan Co.	392	20,172
Toray Industries, Inc.#(1)	7,000	58,081
Zep, Inc.	464	9,261

		375,107

Circuit Boards — 0.0%
Park Electrochemical Corp.	446	9,580
TTM Technologies, Inc.†	1,280	12,646

		22,226

Coal — 0.0%
Arch Coal, Inc.†#	3,908	1,915
Cloud Peak Energy, Inc.†	1,178	6,797
SunCoke Energy, Inc.	1,360	22,114

		30,826

Commercial Services — 0.1%
Aggreko PLC(1)	922	22,673
Cintas Corp.	590	50,793
Edenred(1)	581	14,679
Healthcare Services Group, Inc.	1,454	43,925
Medifast, Inc.†	214	6,889
Nutrisystem, Inc.	604	13,747

		152,706

Commercial Services - Finance — 0.2%
Cardtronics, Inc.†	910	33,215
Green Dot Corp., Class A†	813	11,910
H&R Block, Inc.	6,609	209,704
Heartland Payment Systems, Inc.	742	39,660
Moody’s Corp.	360	38,916
Total System Services, Inc.	2,340	96,408

		429,813

Communications Software — 0.1%
Digi International, Inc.†	470	4,681
SolarWinds, Inc.†	2,793	132,528

		137,209

Computer Aided Design — 0.1%
ANSYS, Inc.†	1,619	144,091
Autodesk, Inc.†	1,397	75,648

		219,739

Computer Data Security — 0.0%
Gemalto NV#(1)	370	32,415

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	799	20,726

Computer Services — 0.5%
Accenture PLC, Class A	2,507	240,772
Amdocs, Ltd.	187	10,257
CACI International, Inc., Class A†	490	41,954
Ciber, Inc.†	1,433	4,815
Computer Sciences Corp.	1,061	72,785
DST Systems, Inc.	1,268	150,131
Engility Holdings, Inc.	338	9,437
ExlService Holdings, Inc.†	636	22,832
IGATE Corp.†	724	34,397
Insight Enterprises, Inc.†	788	23,112
International Business Machines Corp.	800	135,720
LivePerson, Inc.†	956	9,149
Manhattan Associates, Inc.†	1,514	83,043
Sykes Enterprises, Inc.†	800	19,384
TeleTech Holdings, Inc.	330	8,389

8

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computer Services (continued)
Virtusa Corp.†	550	$25,025

		891,202

Computer Software — 0.0%
Blackbaud, Inc.	941	48,236

Computers — 1.8%
Apple, Inc.	20,266	2,640,254
Hewlett-Packard Co.	16,304	544,554

		3,184,808

Computers - Integrated Systems — 0.1%
Agilysys, Inc.†	273	2,465
Fujitsu, Ltd.#(1)	10,000	55,915
Mercury Systems, Inc.†	633	8,640
MTS Systems Corp.	308	20,956
NetScout Systems, Inc.†#	760	30,461
Super Micro Computer, Inc.†	722	24,158

		142,595

Computers - Memory Devices — 0.2%
Brocade Communications Systems, Inc.	13,725	169,710
EMC Corp.	3,958	104,254
Western Digital Corp.	90	8,762

		282,726

Computers - Periphery Equipment — 0.1%
Electronics for Imaging, Inc.†	947	40,939
Synaptics, Inc.†	744	74,132

		115,071

Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	2,463	62,437
Forrester Research, Inc.	204	6,938
Navigant Consulting, Inc.†	997	13,569

		82,944

Consumer Products - Misc. — 0.4%
Central Garden & Pet Co., Class A†	822	8,023
Helen of Troy, Ltd.†	540	47,245
Kimberly-Clark Corp.	5,519	600,798
WD-40 Co.	278	23,455

		679,521

Containers - Paper/Plastic — 0.0%
KapStone Paper and Packaging Corp.	1,712	46,138

Cosmetics & Toiletries — 0.3%
Inter Parfums, Inc.	354	11,834
Kao Corp.(1)	2,000	90,674
Procter & Gamble Co.	4,337	339,978
Svenska Cellulosa AB SCA, Class B(1)	2,407	62,841

		505,327

Cruise Lines — 0.0%
Carnival PLC(1)	399	19,280

Data Processing/Management — 0.1%
CSG Systems International, Inc.	689	21,490
Dun & Bradstreet Corp.	428	54,754
Fiserv, Inc.†	231	18,515

		94,759

Decision Support Software — 0.0%
Interactive Intelligence Group, Inc.†	343	14,828

Dental Supplies & Equipment — 0.2%
DENTSPLY International, Inc.	5,384	280,156

Security Description	Shares	Value (Note 2)

Diagnostic Equipment — 0.0%
Affymetrix, Inc.†	1,506	$17,665

Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	859	15,634
QIAGEN NV†(1)	2,084	51,089

		66,723

Dialysis Centers — 0.0%
Fresenius SE & Co. KGaA(1)	776	49,469

Direct Marketing — 0.0%
Harte-Hanks, Inc.	835	5,227

Disposable Medical Products — 0.0%
ICU Medical, Inc.†	280	27,160
Merit Medical Systems, Inc.†	877	18,031

		45,191

Distribution/Wholesale — 0.1%
Essendant, Inc.	791	30,723
Pool Corp.	881	58,393
ScanSource, Inc.†	576	22,406

		111,522

Diversified Banking Institutions — 1.1%
Bank of America Corp.	17,816	293,964
Barclays PLC(1)	32,723	135,044
BNP Paribas SA(1)	3,700	224,144
Citigroup, Inc.	1,742	94,207
Credit Agricole SA#(1)	4,543	68,122
Credit Suisse Group AG(1)	1,087	28,859
HSBC Holdings PLC(1)	41,829	398,265
JPMorgan Chase & Co.	4,705	309,495
Mitsubishi UFJ Financial Group, Inc.(1)	32,600	240,209
Natixis SA(1)	5,440	40,806
Royal Bank of Scotland Group PLC†(1)	9,459	49,923

		1,883,038

Diversified Manufacturing Operations — 1.1%
3M Co.	3,354	533,554
Actuant Corp., Class A	1,261	29,633
AZZ, Inc.	521	24,972
Barnes Group, Inc.	995	40,059
Dover Corp.	3,669	276,643
EnPro Industries, Inc.	493	29,817
Fabrinet†	619	11,253
Federal Signal Corp.	1,263	18,793
General Electric Co.	14,337	390,970
Illinois Tool Works, Inc.	1,559	146,281
IMI PLC(1)	1,356	25,815
ITT Corp.	1,219	52,027
LSB Industries, Inc.†	402	17,097
Lydall, Inc.†	328	8,990
Parker-Hannifin Corp.	885	106,581
Pentair PLC	3,074	196,828
Siemens AG(1)	101	10,626
Standex International Corp.	257	20,563
Toshiba Corp.#(1)	13,000	45,436
Tredegar Corp.	530	10,521

		1,996,459

Diversified Minerals — 0.2%
Anglo American PLC(1)	6,124	96,065
BHP Billiton PLC(1)	8,479	178,818
US Silica Holdings, Inc.#	1,073	33,102

		307,985

9

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Diversified Operations — 0.0%
Wharf Holdings, Ltd.(1)	10,000	$68,979

Diversified Operations/Commercial Services — 0.0%
Bunzl PLC(1)	1,572	45,571
Viad Corp.	412	11,058

		56,629

Drug Delivery Systems — 0.0%
Depomed, Inc.†	1,221	25,470

E-Commerce/Products — 0.4%
Amazon.com, Inc.†	427	183,281
Blue Nile, Inc.†	227	6,268
eBay, Inc.†	6,447	395,588
FTD Cos., Inc.†	359	9,883
Stamps.com, Inc.†	298	20,052

		615,072

E-Commerce/Services — 0.2%
Expedia, Inc.	290	31,106
Groupon, Inc.†#	22,453	143,250
Priceline Group, Inc.†	133	155,881

		330,237

E-Marketing/Info — 0.0%
comScore, Inc.†	695	39,323
Liquidity Services, Inc.†	472	4,682
QuinStreet, Inc.†	684	4,056

		48,061

E-Services/Consulting — 0.1%
CDW Corp.	2,090	77,539
Perficient, Inc.†	730	13,812

		91,351

Electric Products - Misc. — 0.3%
Emerson Electric Co.	8,159	492,069
Littelfuse, Inc.	457	44,192

		536,261

Electric - Distribution — 0.1%
PG&E Corp.	959	51,278
UIL Holdings Corp.	1,152	58,395

		109,673

Electric - Generation — 0.0%
Electricite de France SA#(1)	719	17,676
Enel Green Power SpA#(1)	15,454	29,259

		46,935

Electric - Integrated — 1.0%
AES Corp.	14,898	202,613
ALLETE, Inc.	906	45,617
Ameren Corp.	171	6,879
Avista Corp.	1,171	37,472
Chubu Electric Power Co., Inc.#(1)	4,800	72,223
Consolidated Edison, Inc.	586	36,238
DTE Energy Co.	613	48,568
Duke Energy Corp.	364	27,566
E.ON SE(1)	5,197	76,330
EDP - Energias de Portugal SA(1)	8,080	31,553
El Paso Electric Co.	817	29,714
Enel SpA(1)	22,500	109,255
Entergy Corp.	431	32,959
Exelon Corp.	11,477	388,267
Fortum Oyj(1)	2,188	41,656
GDF Suez(1)	4,494	90,758

Security Description	Shares	Value (Note 2)

Electric - Integrated (continued)
Iberdrola SA(1)	9,046	$62,577
Integrys Energy Group, Inc.	4,495	323,235
NorthWestern Corp.	949	49,367
Public Service Enterprise Group, Inc.	205	8,739
RWE AG(1)	646	15,087
Wisconsin Energy Corp.	2,002	96,656

		1,833,329

Electronic Components - Misc. — 0.3%
Bel Fuse, Inc., Class B	212	4,749
Benchmark Electronics, Inc.†	1,081	25,122
Corning, Inc.	2,489	52,070
CTS Corp.	642	12,102
Hoya Corp.(1)	3,000	110,266
Koninklijke Philips NV(1)	1,397	38,076
Kyocera Corp.#(1)	1,200	65,159
Methode Electronics, Inc.	779	36,559
Murata Manufacturing Co., Ltd.(1)	800	129,771
OSI Systems, Inc.†	376	27,162
Plexus Corp.†	688	31,290
Rogers Corp.†	373	26,949
Sanmina Corp.†	1,694	36,692

		595,967

Electronic Components - Semiconductors — 0.9%
ARM Holdings PLC(1)	2,621	46,379
CEVA, Inc.†	397	8,154
Diodes, Inc.†	736	19,489
DSP Group, Inc.†	474	5,299
Intel Corp.	17,779	612,664
Kopin Corp.†	1,256	4,371
Micron Technology, Inc.†	1,006	28,098
Microsemi Corp.†	1,941	70,633
Monolithic Power Systems, Inc.	734	40,076
QLogic Corp.†	1,790	27,781
Texas Instruments, Inc.	12,591	704,089

		1,567,033

Electronic Measurement Instruments — 0.1%
Badger Meter, Inc.	278	17,937
ESCO Technologies, Inc.	506	18,874
FARO Technologies, Inc.†	348	15,183
Keyence Corp.(1)	200	107,393

		159,387

Electronic Security Devices — 0.0%
American Science & Engineering, Inc.	159	6,222
TASER International, Inc.†#	1,069	33,759

		39,981

Electronics - Military — 0.1%
L-3 Communications Holdings, Inc.	241	28,392
Safran SA(1)	1,223	86,559

		114,951

Energy - Alternate Sources — 0.0%
FutureFuel Corp.	422	5,064
Green Plains, Inc.	710	23,331

		28,395

Engineering/R&D Services — 0.1%
EMCOR Group, Inc.	1,270	57,620
Exponent, Inc.	262	22,302
JGC Corp.#(1)	3,000	60,362

		140,284

10

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Engines - Internal Combustion — 0.0%
Briggs & Stratton Corp.	905	$17,276

Enterprise Software/Service — 0.1%
ManTech International Corp., Class A	458	13,044
MedAssets, Inc.†	1,210	25,253
MicroStrategy, Inc., Class A†	183	32,204
Omnicell, Inc.†	730	26,995
Oracle Corp.	877	38,141
SYNNEX Corp.	566	46,791

		182,428

Entertainment Software — 0.3%
Activision Blizzard, Inc.	11,800	298,068
Electronic Arts, Inc.†	1,536	96,392
Take-Two Interactive Software, Inc.†	1,720	47,076

		441,536

Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.	1,241	32,465

Finance - Consumer Loans — 0.1%
Encore Capital Group, Inc.†#	482	19,140
Enova International, Inc.†	513	10,003
PRA Group, Inc.†#	984	55,852
World Acceptance Corp.†#	175	14,275

		99,270

Finance - Credit Card — 0.3%
Discover Financial Services	862	50,229
Visa, Inc., Class A	6,442	442,436

		492,665

Finance - Investment Banker/Broker — 0.3%
Daiwa Securities Group, Inc.(1)	8,000	63,171
Evercore Partners, Inc., Class A	746	38,024
FXCM, Inc., Class A#	816	1,175
Greenhill & Co., Inc.	542	21,105
Interactive Brokers Group, Inc., Class A	1,190	42,483
Investment Technology Group, Inc.	712	19,124
Lazard, Ltd., Class A	5,537	307,636
Nomura Holdings, Inc.(1)	11,000	72,482
Piper Jaffray Cos.†	345	16,360

		581,560

Finance - Leasing Companies — 0.0%
ORIX Corp.(1)	4,500	71,004

Finance - Other Services — 0.3%
CME Group, Inc.	1,880	177,096
Intercontinental Exchange, Inc.	177	41,910
MarketAxess Holdings, Inc.	756	66,868
NASDAQ OMX Group, Inc.	3,946	204,205
WageWorks, Inc.†	678	29,073

		519,152

Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.#	373	20,045

Food - Canned — 0.0%
Seneca Foods Corp., Class A†	146	4,117

Food - Catering — 0.0%
Compass Group PLC(1)	1,030	18,035

Food - Confectionery — 0.0%
Chocoladefabriken Lindt & Sprungli AG (Participation Certificate)(1)	10	52,939

Food - Meat Products — 0.0%
Darling Ingredients, Inc.†	3,324	52,187

Security Description	Shares	Value (Note 2)

Food - Misc./Diversified — 0.7%
Ajinomoto Co., Inc.(1)	4,000	$82,282
Associated British Foods PLC(1)	2,924	135,557
B&G Foods, Inc.	1,168	36,138
Cal-Maine Foods, Inc.#	616	34,921
Calbee, Inc.(1)	1,600	61,182
Diamond Foods, Inc.†	548	15,596
General Mills, Inc.	879	49,356
Ingredion, Inc.	2,025	165,989
J&J Snack Foods Corp.	306	32,987
Kellogg Co.	1,397	87,690
Mondelez International, Inc., Class A	488	20,296
Nestle SA(1)	4,299	333,982
Orkla ASA#(1)	3,854	30,219
Snyder’s-Lance, Inc.	1,061	31,692
Unilever PLC(1)	775	34,246

		1,152,133

Food - Retail — 0.3%
Carrefour SA†(1)	2,399	81,467
Casino Guichard Perrachon SA#(1)	746	58,594
Koninklijke Ahold NV(1)	6,085	123,982
Kroger Co.	2,563	186,586
Metro AG(1)	275	9,544
Seven & I Holdings Co., Ltd.(1)	2,200	90,873

		551,046

Food - Wholesale/Distribution — 0.0%
Calavo Growers, Inc.	296	14,933
SpartanNash Co.	779	24,352

		39,285

Footwear & Related Apparel — 0.1%
Crocs, Inc.†	1,601	24,079
Iconix Brand Group, Inc.†	982	25,355
Skechers U.S.A., Inc., Class A†	832	88,084
Steven Madden, Ltd.†	1,147	43,334
Wolverine World Wide, Inc.	2,089	61,375

		242,227

Forestry — 0.0%
Deltic Timber Corp.	231	14,909

Funeral Services & Related Items — 0.0%
Matthews International Corp., Class A	611	30,336

Gambling (Non-Hotel) — 0.0%
Pinnacle Entertainment, Inc.†	1,221	45,140
William Hill PLC(1)	3,167	20,416

		65,556

Garden Products — 0.0%
Toro Co.	1,127	77,076

Gas - Distribution — 0.3%
AGL Resources, Inc.	1,527	76,915
Enagas SA(1)	1,477	42,491
Gas Natural SDG SA(1)	1,895	46,628
Laclede Group, Inc.	882	47,196
New Jersey Resources Corp.	1,724	51,841
Northwest Natural Gas Co.	558	24,943
Osaka Gas Co., Ltd.(1)	17,000	67,826
Piedmont Natural Gas Co., Inc.	1,598	59,589
South Jersey Industries, Inc.	1,384	36,524
Southwest Gas Corp.	945	51,465
Tokyo Gas Co., Ltd.(1)	13,000	71,599

		577,017

11

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Golf — 0.0%
Callaway Golf Co.	1,489	$14,056

Hazardous Waste Disposal — 0.0%
US Ecology, Inc.	446	20,565

Health Care Cost Containment — 0.0%
CorVel Corp.†	164	5,887
ExamWorks Group, Inc.†	703	28,739

		34,626

Home Furnishings — 0.1%
American Woodmark Corp.†	258	13,246
Ethan Allen Interiors, Inc.	501	12,575
La-Z-Boy, Inc.	1,039	27,565
Leggett & Platt, Inc.	623	29,455
Select Comfort Corp.†	1,063	33,112

		115,953

Hotels/Motels — 0.1%
Accor SA(1)	403	22,164
InterContinental Hotels Group PLC(1)	878	36,778
Interval Leisure Group, Inc.	803	20,894
Marcus Corp.	358	7,017
Wyndham Worldwide Corp.	348	29,549

		116,402

Human Resources — 0.2%
Adecco SA(1)	1,132	90,168
AMN Healthcare Services, Inc.†	947	25,181
CDI Corp.	277	3,427
Cross Country Healthcare, Inc.†	576	6,117
Heidrick & Struggles International, Inc.	331	8,321
Insperity, Inc.	463	24,363
Kelly Services, Inc., Class A	583	9,048
Korn/Ferry International	1,026	32,925
Monster Worldwide, Inc.†	1,888	11,460
On Assignment, Inc.†	941	35,278
Resources Connection, Inc.	741	11,626
TrueBlue, Inc.†	854	24,322

		282,236

Identification Systems — 0.0%
Brady Corp., Class A	981	24,819
Checkpoint Systems, Inc.	802	7,836

		32,655

Import/Export — 0.2%
ITOCHU Corp.(1)	7,700	103,790
Marubeni Corp.(1)	12,800	74,897
Mitsubishi Corp.(1)	2,900	64,872
Mitsui & Co., Ltd.(1)	5,400	75,790
Sumitomo Corp.(1)	5,000	59,426

		378,775

Independent Power Producers — 0.1%
Calpine Corp.†	8,309	167,011

Industrial Automated/Robotic — 0.1%
FANUC Corp.#(1)	500	109,880
Rockwell Automation, Inc.	828	101,753

		211,633

Industrial Gases — 0.3%
Air Liquide SA(1)	1,052	135,608
Linde AG(1)	76	14,597
Praxair, Inc.	3,730	458,268

		608,473

Security Description	Shares	Value (Note 2)

Instruments - Controls — 0.0%
Watts Water Technologies, Inc., Class A	578	$30,709

Insurance Brokers — 0.0%
eHealth, Inc.†	346	4,512
Erie Indemnity Co., Class A	359	29,197

		33,709

Insurance - Life/Health — 0.7%
Aflac, Inc.	4,860	302,389
American Equity Investment Life Holding Co.	1,554	39,487
Aviva PLC(1)	10,516	84,298
Dai-ichi Life Insurance Co., Ltd.#(1)	3,800	66,235
Legal & General Group PLC(1)	31,182	126,842
Old Mutual PLC(1)	13,400	45,312
Principal Financial Group, Inc.	267	13,801
Prudential Financial, Inc.	4,666	394,790
StanCorp Financial Group, Inc.	1,394	103,463

		1,176,617

Insurance - Multi-line — 0.8%
ACE, Ltd.	2,797	297,825
Allianz SE(1)	708	111,008
Allstate Corp.	2,643	177,927
Assicurazioni Generali SpA#(1)	4,706	91,021
AXA SA(1)	5,861	148,111
Baloise Holding AG(1)	1,019	126,987
Horace Mann Educators Corp.	844	29,050
MetLife, Inc.	6,356	332,165
United Fire Group, Inc.	418	12,753
Voya Financial, Inc.	3,913	177,298

		1,504,145

Insurance - Property/Casualty — 0.6%
Admiral Group PLC(1)	791	18,002
AMERISAFE, Inc.	388	16,583
Employers Holdings, Inc.	646	14,613
HCI Group, Inc.	170	7,349
Infinity Property & Casualty Corp.	235	17,002
Meadowbrook Insurance Group, Inc.	920	7,838
MS&AD Insurance Group Holdings, Inc.(1)	2,000	61,925
Navigators Group, Inc.†	219	16,999
ProAssurance Corp.	1,128	50,963
Progressive Corp.	11,819	323,131
RLI Corp.	760	36,989
Safety Insurance Group, Inc.	243	13,559
Selective Insurance Group, Inc.	1,159	31,420
Sompo Japan Nipponkoa Holdings, Inc.(1)	2,000	72,487
Stewart Information Services Corp.	456	17,132
Tokio Marine Holdings, Inc.(1)	2,300	94,662
Travelers Cos., Inc.	2,097	212,049
United Insurance Holdings Corp.	310	4,470
Universal Insurance Holdings, Inc.	605	15,446

		1,032,619

Insurance - Reinsurance — 0.6%
Berkshire Hathaway, Inc., Class B†	3,745	535,535
Everest Re Group, Ltd.	931	168,986
Montpelier Re Holdings, Ltd.	760	28,933
PartnerRe, Ltd.	1,307	171,779
Swiss Re AG(1)	1,529	137,352

		1,042,585

Internet Content - Entertainment — 0.1%
Facebook, Inc., Class A†	3,216	254,675

12

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Internet Content - Information/News — 0.0%
DHI Group, Inc.†	746	$6,319
HealthStream, Inc.†	409	11,603
XO Group, Inc.†	457	7,422

		25,344

Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	1,111	139,642

Internet Security — 0.2%
Symantec Corp.	2,140	52,697
VASCO Data Security International, Inc.†#	565	15,052
VeriSign, Inc.†#	3,549	224,261

		292,010

Internet Telephone — 0.0%
8x8, Inc.†	1,868	15,579
j2 Global, Inc.	927	61,562

		77,141

Investment Companies — 0.1%
Groupe Bruxelles Lambert SA(1)	749	62,299
Investment AB Kinnevik, Class B(1)	467	15,601
Investor AB, Class B(1)	632	24,968

		102,868

Investment Management/Advisor Services — 0.7%
Aberdeen Asset Management PLC(1)	10,771	73,567
Affiliated Managers Group, Inc.†	413	92,371
Ameriprise Financial, Inc.	3,786	471,698
BlackRock, Inc.	244	89,250
Calamos Asset Management, Inc., Class A	349	4,275
Financial Engines, Inc.#	1,054	45,217
Franklin Resources, Inc.	6,185	314,878
Legg Mason, Inc.	1,027	54,801
Partners Group Holding AG(1)	228	71,532
Virtus Investment Partners, Inc.	142	17,666

		1,235,255

Lasers - System/Components — 0.1%
Coherent, Inc.†	502	31,244
Electro Scientific Industries, Inc.	548	2,998
II-VI, Inc.†	1,035	19,323
Newport Corp.†	813	15,358
Rofin-Sinar Technologies, Inc.†	571	16,245

		85,168

Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	402	28,011
UniFirst Corp.	316	36,122

		64,133

Machinery - Construction & Mining — 0.3%
Astec Industries, Inc.	391	16,168
Atlas Copco AB, Class B(1)	2,967	79,916
Atlas Copco AB, Class B Redemption Shares†	2,967	2,070
Caterpillar, Inc.	4,391	374,640
Komatsu, Ltd.(1)	3,100	65,116

		537,910

Machinery - Electrical — 0.3%
ABB, Ltd.(1)	7,313	160,327
Franklin Electric Co., Inc.	811	28,539
Hitachi, Ltd.(1)	15,000	102,296
Mitsubishi Electric Corp.(1)	7,000	95,531
SMC Corp.(1)	200	60,283

		446,976

Security Description	Shares	Value (Note 2)

Machinery - Farming — 0.1%
Kubota Corp.(1)	5,000	$82,973
Lindsay Corp.#	242	19,491

		102,464

Machinery - General Industrial — 0.2%
Albany International Corp., Class A	581	22,996
Alstom SA†(1)	1,042	32,637
Applied Industrial Technologies, Inc.	834	35,337
DXP Enterprises, Inc.†	249	10,211
Hexagon AB, Class B(1)	2,830	103,912
Mitsubishi Heavy Industries, Ltd.#(1)	13,000	82,240
Tennant Co.	377	24,038

		311,371

Medical Imaging Systems — 0.0%
Analogic Corp.	253	21,406

Medical Information Systems — 0.1%
Computer Programs & Systems, Inc.#	201	10,518
Medidata Solutions, Inc.†	1,108	64,275
Quality Systems, Inc.	915	14,494

		89,287

Medical Instruments — 0.4%
Abaxis, Inc.	427	22,678
AngioDynamics, Inc.†	498	7,993
CONMED Corp.	559	31,047
CryoLife, Inc.	471	5,044
Edwards Lifesciences Corp.†	3,889	508,370
Getinge AB, Class B(1)	1,347	32,569
Integra LifeSciences Holdings Corp.†	514	34,525
Medtronic PLC	99	7,556
Natus Medical, Inc.†	646	25,233
NuVasive, Inc.†	976	49,337
St. Jude Medical, Inc.	453	33,409
SurModics, Inc.†	260	6,417
Vascular Solutions, Inc.†	301	9,821

		773,999

Medical Labs & Testing Services — 0.0%
Bio-Reference Laboratories, Inc.†	497	16,510
Miraca Holdings, Inc.(1)	1,200	57,744

		74,254

Medical Laser Systems — 0.0%
Cynosure, Inc., Class A†	418	14,923

Medical Products — 0.2%
ABIOMED, Inc.†	750	44,790
Cantel Medical Corp.	717	33,383
Cyberonics, Inc.†	531	33,989
Greatbatch, Inc.†	510	26,510
Haemonetics Corp.†	1,043	43,097
Hanger, Inc.†	719	16,530
Invacare Corp.	580	12,603
Luminex Corp.†	732	12,276
Sonova Holding AG(1)	410	61,831
Terumo Corp.#(1)	2,300	52,140
West Pharmaceutical Services, Inc.	1,450	78,503

		415,652

Medical - Biomedical/Gene — 1.1%
Acorda Therapeutics, Inc.†	861	26,243
Amgen, Inc.	4,475	699,263
ANI Pharmaceuticals, Inc.†	171	8,615
Biogen, Inc.†	296	117,509
Cambrex Corp.†	638	25,533

13

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
Emergent Biosolutions, Inc.†	603	$19,212
Gilead Sciences, Inc.†	8,045	903,212
Ligand Pharmaceuticals, Inc.†#	364	32,072
Medicines Co.†	1,342	38,059
Momenta Pharmaceuticals, Inc.†	1,090	21,637
Repligen Corp.†	624	25,434
Spectrum Pharmaceuticals, Inc.†#	1,116	6,997

		1,923,786

Medical - Drugs — 2.8%
AbbVie, Inc.	3,625	241,389
Actelion, Ltd.(1)	62	8,672
Astellas Pharma, Inc.(1)	6,900	100,133
AstraZeneca PLC(1)	2,798	187,360
Bayer AG#(1)	1,951	276,780
Daiichi Sankyo Co., Ltd.#(1)	3,500	65,804
Eisai Co., Ltd.(1)	1,800	112,568
GlaxoSmithKline PLC(1)	1,759	39,024
Johnson & Johnson	13,914	1,393,348
Lannett Co., Inc.†#	537	29,873
Merck & Co., Inc.	2,674	162,820
Merck KGaA(1)	1,106	118,304
Novartis AG(1)	2,177	224,047
Novo Nordisk A/S, Class B(1)	3,892	220,543
Ono Pharmaceutical Co., Ltd.#(1)	800	87,272
Orion Oyj, Class B(1)	875	29,291
Pfizer, Inc.	35,364	1,228,899
PharMerica Corp.†	608	20,222
Prestige Brands Holdings, Inc.†	1,062	46,643
Roche Holding AG(1)	592	174,302
Sagent Pharmaceuticals, Inc.†	441	9,848
Sanofi(1)	533	52,241
Shire PLC(1)	1,917	165,922
Takeda Pharmaceutical Co., Ltd.(1)	2,000	96,938

		5,092,243

Medical - Generic Drugs — 0.0%
Impax Laboratories, Inc.†	1,346	63,275

Medical - HMO — 0.8%
Aetna, Inc.	719	84,820
Anthem, Inc.	2,512	421,639
Centene Corp.†	1,959	147,591
Cigna Corp.	846	119,142
Health Net, Inc.†	2,183	135,870
Magellan Health, Inc.†	542	36,656
Molina Healthcare, Inc.†	658	47,863
UnitedHealth Group, Inc.	3,466	416,648

		1,410,229

Medical - Hospitals — 0.2%
HCA Holdings, Inc.†	2,808	229,778
Select Medical Holdings Corp.	1,999	32,684

		262,462

Medical - Nursing Homes — 0.0%
Ensign Group, Inc.	457	21,191
Kindred Healthcare, Inc.	1,697	38,878

		60,069

Medical - Outpatient/Home Medical — 0.1%
Air Methods Corp.†	726	30,608
Almost Family, Inc.†	169	6,490
Amedisys, Inc.†	689	21,373
Amsurg Corp.†	959	64,579

Security Description	Shares	Value (Note 2)

Medical - Outpatient/Home Medical (continued)
Chemed Corp.	343	$42,597
LHC Group, Inc.†	233	8,565
Providence Service Corp.†	249	11,967

		186,179

Medical - Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	1,593	179,308
Celesio AG(1)	275	8,004
McKesson Corp.	824	195,478

		382,790

Metal Processors & Fabrication — 0.1%
CIRCOR International, Inc.	357	19,035
Haynes International, Inc.	260	12,259
Mueller Industries, Inc.	1,164	40,577
RTI International Metals, Inc.†	620	21,868

		93,739

Metal Products - Distribution — 0.0%
A.M. Castle & Co.†#	309	1,854
Olympic Steel, Inc.	157	2,754

		4,608

Metal - Aluminum — 0.0%
Century Aluminum Co.†	995	11,124
Kaiser Aluminum Corp.	357	28,964

		40,088

Metal - Copper — 0.1%
Antofagasta PLC(1)	9,256	105,598

Metal - Diversified — 0.0%
South32, Ltd.†	8,479	13,996

Miscellaneous Manufacturing — 0.1%
AptarGroup, Inc.	348	22,192
Hillenbrand, Inc.	1,290	39,629
John Bean Technologies Corp.	607	22,805

		84,626

Multimedia — 0.4%
E.W. Scripps Co., Class A	1,083	25,375
Time Warner, Inc.	761	64,289
Twenty-First Century Fox, Inc., Class A	1,066	35,818
Viacom, Inc., Class B	3,011	201,376
Vivendi SA(1)	3,491	89,164
Walt Disney Co.	2,904	320,514

		736,536

Networking Products — 0.3%
Anixter International, Inc.†	559	38,012
Black Box Corp.	306	6,139
Cisco Systems, Inc.	10,143	297,291
Ixia†	1,209	15,209
LogMeIn, Inc.†	494	31,354
NETGEAR, Inc.†	706	21,879
Telefonaktiebolaget LM Ericsson, Class B(1)	7,179	80,637

		490,521

Non-Ferrous Metals — 0.0%
Globe Specialty Metals, Inc.	1,310	25,322
Materion Corp.	414	15,397

		40,719

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	6,367	256,526

14

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Office Automation & Equipment — 0.1%
Canon, Inc.(1)	3,900	$134,621
Pitney Bowes, Inc.	2,006	43,831

		178,452

Office Furnishings - Original — 0.0%
Interface, Inc.	1,365	29,388

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	1,777	110,014
Societe BIC SA(1)	366	60,346

		170,360

Oil & Gas Drilling — 0.1%
Ensco PLC, Class A	1,305	30,668
Paragon Offshore PLC#	1,528	2,536
Transocean, Ltd.#	3,280	61,828

		95,032

Oil Companies - Exploration & Production — 0.5%
Anadarko Petroleum Corp.	621	51,922
Apache Corp.	281	16,815
Approach Resources, Inc.†#	755	5,293
Bill Barrett Corp.†	969	8,556
Bonanza Creek Energy, Inc.†	785	16,312
California Resources Corp.	2,725	21,391
Carrizo Oil & Gas, Inc.†	947	47,501
Chesapeake Energy Corp.#	3,851	54,338
Comstock Resources, Inc.#	803	2,843
Contango Oil & Gas Co.†	309	4,258
Devon Energy Corp.	101	6,587
EOG Resources, Inc.	171	15,166
EP Energy Corp.†#	10,374	136,418
Hess Corp.	4,714	318,289
Newfield Exploration Co.†	1,150	43,481
Northern Oil and Gas, Inc.†#	1,123	7,670
PDC Energy, Inc.†	804	47,951
Penn Virginia Corp.†#	1,431	6,654
PetroQuest Energy, Inc.†	1,060	1,834
QEP Resources, Inc.	2,007	37,792
Rex Energy Corp.†#	883	4,433
Stone Energy Corp.†	1,085	14,734
Swift Energy Co.†#	790	1,675
Synergy Resources Corp.†	1,868	21,501

		893,414

Oil Companies - Integrated — 1.1%
BP PLC(1)	46,747	322,159
Chevron Corp.	2,459	253,277
Exxon Mobil Corp.	10,338	880,798
Marathon Oil Corp.	7,355	199,982
Royal Dutch Shell PLC, Class A(1)	6,306	187,704
Royal Dutch Shell PLC, Class B(1)	3,360	101,584
Statoil ASA(1)	1,741	32,580
Total SA(1)	678	34,314

		2,012,398

Oil Field Machinery & Equipment — 0.1%
Flotek Industries, Inc.†	967	11,111
FMC Technologies, Inc.†	3,685	153,996
Gulf Island Fabrication, Inc.	243	2,736

		167,843

Oil Refining & Marketing — 0.6%
JX Holdings, Inc.#(1)	15,900	70,344
Marathon Petroleum Corp.	3,191	330,141
Neste Oyj#(1)	2,519	63,810

Security Description	Shares	Value (Note 2)

Oil Refining & Marketing (continued)
Phillips 66	2,306	$182,451
Tesoro Corp.	396	35,046
Valero Energy Corp.	7,675	454,667

		1,136,459

Oil - Field Services — 0.8%
Baker Hughes, Inc.	7,648	492,990
Basic Energy Services, Inc.†	621	5,409
Bristow Group, Inc.	708	41,064
CARBO Ceramics, Inc.#	378	16,122
Exterran Holdings, Inc.	1,398	46,218
Gulfmark Offshore, Inc., Class A#	521	6,997
Matrix Service Co.†	564	9,515
Newpark Resources, Inc.†	1,753	14,866
Petrofac, Ltd.#(1)	2,416	33,429
Pioneer Energy Services Corp.†	1,250	8,775
Schlumberger, Ltd.	5,956	540,626
SEACOR Holdings, Inc.†	341	23,911
Technip SA(1)	1,352	89,303
Tesco Corp.	717	8,618
TETRA Technologies, Inc.†	1,549	9,743

		1,347,586

Paper & Related Products — 0.1%
Clearwater Paper Corp.†	376	22,564
International Paper Co.	1,317	68,260
Neenah Paper, Inc.	337	20,318
P.H. Glatfelter Co.	867	20,366
Schweitzer-Mauduit International, Inc.	621	25,063
UPM-Kymmene Oyj(1)	3,838	68,880
Veritiv Corp.†	160	6,622

		232,073

Patient Monitoring Equipment — 0.0%
Masimo Corp.†	976	34,258

Pharmacy Services — 0.3%
Catamaran Corp.†	261	15,621
Express Scripts Holding Co.†	6,775	590,373

		605,994

Photo Equipment & Supplies — 0.1%
FUJIFILM Holdings Corp.(1)	3,300	125,885

Physicians Practice Management — 0.0%
Healthways, Inc.†	680	10,309
IPC Healthcare, Inc.†	348	17,181

		27,490

Pipelines — 0.0%
ONEOK, Inc.	1,703	71,390

Platinum — 0.0%
Stillwater Mining Co.†	2,462	35,674

Poultry — 0.1%
Pilgrim’s Pride Corp.	3,931	100,555
Sanderson Farms, Inc.#	418	34,080

		134,635

Power Converter/Supply Equipment — 0.0%
Advanced Energy Industries, Inc.†	782	22,303
Powell Industries, Inc.	181	6,567
Vicor Corp.†	331	4,511

		33,381

Printing - Commercial — 0.0%
Dai Nippon Printing Co., Ltd.(1)	6,000	63,180

15

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Private Equity — 0.0%
3i Group PLC(1)	3,232	$27,825
Eurazeo SA(1)	162	10,858

		38,683

Protection/Safety — 0.0%
Landauer, Inc.	178	6,066

Public Thoroughfares — 0.0%
Abertis Infraestructuras SA(1)	2,215	38,933

Publishing - Books — 0.0%
Scholastic Corp.	550	24,447

Publishing - Periodicals — 0.0%
Axel Springer SE(1)	183	9,968

Real Estate Investment Trusts — 3.3%
Acadia Realty Trust	1,377	42,715
Agree Realty Corp.	368	11,154
American Assets Trust, Inc.	757	29,788
Associated Estates Realty Corp.	1,171	33,479
AvalonBay Communities, Inc.	979	163,003
Boston Properties, Inc.	1,126	146,414
British Land Co. PLC(1)	7,308	96,432
Brixmor Property Group, Inc.	4,289	106,281
Capstead Mtg. Corp.	1,959	23,175
CareTrust REIT, Inc.	550	7,172
Cedar Realty Trust, Inc.	1,545	10,429
Chesapeake Lodging Trust	1,085	33,711
CoreSite Realty Corp.	529	24,969
Cousins Properties, Inc.	4,161	40,154
DiamondRock Hospitality Co.	4,057	53,431
Digital Realty Trust, Inc.	5,115	337,795
EastGroup Properties, Inc.	654	36,382
Education Realty Trust, Inc.	972	32,018
EPR Properties	1,161	66,955
Equity LifeStyle Properties, Inc.	242	13,259
Equity Residential	2,695	200,292
Essex Property Trust, Inc.	476	105,967
Federal Realty Investment Trust	506	68,042
Franklin Street Properties Corp.	1,803	20,933
General Growth Properties, Inc.	4,797	135,899
GEO Group, Inc.	1,504	57,047
Getty Realty Corp.	532	8,954
Goodman Group(1)	11,318	56,334
Government Properties Income Trust	1,443	28,167
Hammerson PLC(1)	5,590	57,212
HCP, Inc.	3,422	132,500
Health Care REIT, Inc.	2,562	180,006
Healthcare Realty Trust, Inc.	2,009	47,854
Host Hotels & Resorts, Inc.	26,670	531,266
Inland Real Estate Corp.	1,790	18,151
Japan Real Estate Investment Corp.(1)	9	41,335
Kimco Realty Corp.	3,010	72,120
Kite Realty Group Trust	1,690	45,714
Klepierre(1)	1,613	71,940
Lamar Advertising Co. Class A	4,063	246,299
Land Securities Group PLC(1)	5,801	116,588
Lexington Realty Trust	4,290	39,382
Link REIT(1)	17,000	98,881
LTC Properties, Inc.	712	29,968
Macerich Co.	1,045	85,805
Medical Properties Trust, Inc.	4,230	57,359
Parkway Properties, Inc.	1,735	29,825
Pennsylvania Real Estate Investment Trust	1,419	31,672
Post Properties, Inc.	1,113	63,230
Prologis, Inc.	3,717	147,156

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
PS Business Parks, Inc.	394	$28,801
Public Storage	1,650	319,341
Realty Income Corp.#	1,652	75,282
Retail Opportunity Investments Corp.	1,909	31,174
RioCan Real Estate Investment Trust	2,319	51,653
Sabra Health Care REIT, Inc.	1,214	32,171
Saul Centers, Inc.	217	10,930
Scentre Group(1)	39,160	117,795
Segro PLC(1)	776	5,058
Simon Property Group, Inc.	1,266	229,652
SL Green Realty Corp.	717	85,079
Sovran Self Storage, Inc.	718	65,489
Stockland(1)	17,238	56,888
Summit Hotel Properties, Inc.	1,729	23,099
UDR, Inc.	1,893	61,636
Unibail-Rodamco SE(1)	738	189,968
Universal Health Realty Income Trust	264	12,646
Urstadt Biddle Properties, Inc., Class A	538	10,825
Ventas, Inc.	2,390	158,983
Vornado Realty Trust	1,297	129,557
Westfield Corp.†(1)	13,864	101,872

		5,932,513

Real Estate Management/Services — 0.3%
CBRE Group, Inc., Class A†	1,573	60,152
Daito Trust Construction Co., Ltd.(1)	500	55,556
Deutsche Annington Immobilien SE(1)	1,863	58,996
Deutsche Wohnen AG (BR)(1)	2,197	53,519
HFF, Inc., Class A	656	26,397
IMMOFINANZ AG†#(1)	17,229	45,888
Mitsubishi Estate Co., Ltd.(1)	14,000	311,478

		611,986

Real Estate Operations & Development — 0.5%
China Overseas Land & Investment, Ltd.(1)	28,000	101,081
Forestar Group, Inc.†	675	9,011
Hongkong Land Holdings, Ltd.(1)	8,800	75,381
Mitsui Fudosan Co., Ltd.(1)	9,000	261,445
Sumitomo Realty & Development Co., Ltd.(1)	5,000	191,893
Sun Hung Kai Properties, Ltd.(1)	12,000	202,874

		841,685

Recreational Vehicles — 0.0%
Arctic Cat, Inc.	257	8,502

Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	1,773	157,637

Research & Development — 0.1%
Albany Molecular Research, Inc.†#	476	9,591
PAREXEL International Corp.†	1,117	74,247

		83,838

Resorts/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.	566	49,967
Oriental Land Co., Ltd.(1)	900	57,614

		107,581

Retail - Apparel/Shoe — 0.4%
Aeropostale, Inc.†#	1,622	3,066
Buckle, Inc.	568	24,185
Caleres, Inc.	895	27,682
Cato Corp., Class A	524	19,540
Children’s Place, Inc.	432	28,253
Christopher & Banks Corp.†	765	4,391
Fast Retailing Co., Ltd.(1)	200	82,099
Finish Line, Inc., Class A	951	24,888

16

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Apparel/Shoe (continued)
Foot Locker, Inc.	2,294	$144,981
Francesca’s Holdings Corp.†	875	13,711
Gap, Inc.	5,836	223,694
Genesco, Inc.†	494	32,698
Hennes & Mauritz AB, Class B(1)	245	9,665
Men’s Wearhouse, Inc.	928	53,833
Next PLC(1)	209	24,042
Stein Mart, Inc.	546	5,799

		722,527

Retail - Auto Parts — 0.3%
O’Reilly Automotive, Inc.†	2,387	524,018
Pep Boys-Manny Moe & Jack†	1,028	10,414

		534,432

Retail - Automobile — 0.1%
Group 1 Automotive, Inc.	430	35,393
Lithia Motors, Inc., Class A	461	49,073
Sonic Automotive, Inc., Class A	679	15,787

		100,253

Retail - Bookstores — 0.0%
Barnes & Noble, Inc.†	915	21,521

Retail - Building Products — 0.4%
Home Depot, Inc.	2,160	240,667
Kingfisher PLC(1)	1,380	7,815
Lowe’s Cos., Inc.	5,463	382,301
Lumber Liquidators Holdings, Inc.†#	521	10,628

		641,411

Retail - Consumer Electronics — 0.1%
Best Buy Co., Inc.	4,407	152,923
Dixons Carphone PLC(1)	3,029	22,020

		174,943

Retail - Convenience Store — 0.0%
Casey’s General Stores, Inc.	787	68,619

Retail - Discount — 0.8%
Dollar General Corp.	2,744	199,187
Dollar Tree, Inc.†	5,140	385,449
Fred’s, Inc., Class A	719	12,597
Tuesday Morning Corp.†	842	10,794
Wal-Mart Stores, Inc.	9,929	737,427

		1,345,454

Retail - Drug Store — 0.4%
CVS Health Corp.	6,088	623,289

Retail - Hair Salons — 0.0%
Regis Corp.†	861	13,914

Retail - Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	395	8,299
Kirkland’s, Inc.	285	7,487

		15,786

Retail - Jewelry — 0.0%
Movado Group, Inc.	351	9,182
Swatch Group AG(1)	662	52,744

		61,926

Retail - Leisure Products — 0.0%
MarineMax, Inc.†	514	12,295

Retail - Major Department Stores — 0.0%
TJX Cos., Inc.	951	61,225

Security Description	Shares	Value (Note 2)

Retail - Office Supplies — 0.0%
Staples, Inc.	1,555	$25,603

Retail - Pawn Shops — 0.0%
Cash America International, Inc.	558	14,999
Ezcorp, Inc., Class A†	948	7,527
First Cash Financial Services, Inc.†	572	26,650

		49,176

Retail - Pet Food & Supplies — 0.0%
PetMed Express, Inc.#	390	6,509

Retail - Regional Department Stores — 0.1%
Isetan Mitsukoshi Holdings, Ltd.#(1)	5,500	92,030
Kohl’s Corp.	1,195	78,261
Macy’s, Inc.	999	66,883
Stage Stores, Inc.	615	9,957

		247,131

Retail - Restaurants — 0.7%
Biglari Holdings, Inc.†	34	12,012
BJ’s Restaurants, Inc.†	445	20,372
Bob Evans Farms, Inc.#	484	22,230
Chipotle Mexican Grill, Inc.†	102	62,783
Cracker Barrel Old Country Store, Inc.	485	68,424
Darden Restaurants, Inc.	2,743	179,776
DineEquity, Inc.	337	32,891
Jack in the Box, Inc.	771	66,931
Papa John’s International, Inc.	595	40,882
Popeyes Louisiana Kitchen, Inc.†	465	25,859
Red Robin Gourmet Burgers, Inc.†	283	23,599
Ruby Tuesday, Inc.†	1,215	7,582
Ruth’s Hospitality Group, Inc.	681	10,031
Sonic Corp.	1,029	31,014
Starbucks Corp.	11,683	607,049
Texas Roadhouse, Inc.	1,272	44,545

		1,255,980

Retail - Sporting Goods — 0.0%
Big 5 Sporting Goods Corp.	349	5,071
Hibbett Sports, Inc.†#	512	23,833
Zumiez, Inc.†	415	12,392

		41,296

Retail - Video Rentals — 0.0%
Outerwall, Inc.#	388	29,744

Retail - Vitamins & Nutrition Supplements — 0.0%
Vitamin Shoppe, Inc.†	636	25,249

Rubber - Tires — 0.1%
Bridgestone Corp.(1)	2,100	87,168
Continental AG(1)	162	37,415

		124,583

Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	484	8,368

Satellite Telecom — 0.1%
EchoStar Corp., Class A†	1,965	98,446
Eutelsat Communications SA(1)	122	4,157
Iridium Communications, Inc.†#	1,585	16,405

		119,008

Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp.	1,774	23,257
Bank Mutual Corp.	827	5,872
BofI Holding, Inc.†#	269	25,329
Brookline Bancorp, Inc.	1,431	15,655

17

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Savings & Loans/Thrifts (continued)
Dime Community Bancshares, Inc.	573	$9,391
Northwest Bancshares, Inc.	1,949	23,583
Oritani Financial Corp.	755	11,114
Provident Financial Services, Inc.	1,098	19,962
Sterling Bancorp#	1,857	25,088

		159,251

Schools — 0.0%
American Public Education, Inc.†	342	8,266
Capella Education Co.	211	11,240
Career Education Corp.†	1,146	4,321
Strayer Education, Inc.†	227	10,403
Universal Technical Institute, Inc.	431	3,620

		37,850

Security Services — 0.1%
Brink’s Co.	993	31,736
Secom Co., Ltd.(1)	1,000	66,560

		98,296

Seismic Data Collection — 0.0%
Geospace Technologies Corp.†#	262	5,392
ION Geophysical Corp.†	2,554	3,627

		9,019

Semiconductor Components - Integrated Circuits — 0.1%
Cirrus Logic, Inc.†	1,278	48,245
Exar Corp.†	883	9,590
Marvell Technology Group, Ltd.	2,463	34,457
Micrel, Inc.	861	11,985
Pericom Semiconductor Corp.	390	5,105
Power Integrations, Inc.	599	30,405
QUALCOMM, Inc.	56	3,902

		143,689

Semiconductor Equipment — 0.2%
ASML Holding NV#(1)	1,407	157,761
Brooks Automation, Inc.	1,392	15,646
Cabot Microelectronics Corp.†	487	22,490
Cohu, Inc.	486	6,517
Kulicke & Soffa Industries, Inc.†	1,552	20,579
Lam Research Corp.	84	6,909
MKS Instruments, Inc.	1,073	40,463
Nanometrics, Inc.†	463	7,195
Rudolph Technologies, Inc.†	643	8,192
Tessera Technologies, Inc.	961	37,046
Tokyo Electron, Ltd.(1)	700	44,456
Ultratech, Inc.†	556	11,087
Veeco Instruments, Inc.†	817	24,739

		403,080

Soap & Cleaning Preparation — 0.0%
Wausau Paper Corp.	1,039	10,161

Steel - Producers — 0.1%
AK Steel Holding Corp.†#	3,415	17,963
JFE Holdings, Inc.#(1)	2,500	60,796
Nippon Steel & Sumitomo Metal Corp.#(1)	31,000	85,178
United States Steel Corp.#	1,860	45,384

		209,321

Storage/Warehousing — 0.0%
Mobile Mini, Inc.	931	36,942

Telecom Equipment - Fiber Optics — 0.0%
Harmonic, Inc.†	1,725	11,747

Security Description	Shares	Value (Note 2)

Telecom Services — 0.0%
Consolidated Communications Holdings, Inc.	905	$18,752
Lumos Networks Corp.	382	5,451
Spok Holdings, Inc.	432	7,495

		31,698

Telecommunication Equipment — 0.1%
ADTRAN, Inc.	1,093	18,822
Alcatel-Lucent†(1)	2,687	10,746
Comtech Telecommunications Corp.	311	9,342
Harris Corp.	2,454	194,406
Nortel Networks Corp.†	62	0

		233,316

Telephone - Integrated — 1.5%
AT&T, Inc.	9,138	315,626
Atlantic Tele-Network, Inc.	192	12,874
Belgacom SA(1)	616	21,406
BT Group PLC(1)	20,300	138,785
CenturyLink, Inc.	9,703	322,528
Cincinnati Bell, Inc.†	4,255	15,573
Deutsche Telekom AG(1)	11,329	194,680
Elisa Oyj(1)	644	19,773
General Communication, Inc., Class A†	645	10,365
KDDI Corp.(1)	4,400	98,806
Nippon Telegraph & Telephone Corp.(1)	1,100	76,437
Orange SA#(1)	3,514	55,685
SoftBank Corp.(1)	2,600	155,210
Swisscom AG(1)	167	96,787
Telecom Italia SpA†#(1)	49,696	60,917
Verizon Communications, Inc.	21,973	1,086,345

		2,681,797

Television — 0.0%
ION Media Networks, Inc.(2)(4)	18	11,632
ITV PLC(1)	4,095	17,073
RTL Group SA(1)	304	27,301

		56,006

Textile - Apparel — 0.0%
LVMH Moet Hennessy Louis Vuitton SE(1)	100	17,894
Perry Ellis International, Inc.†	226	5,551
Unifi, Inc.†	278	9,040

		32,485

Therapeutics — 0.0%
Anika Therapeutics, Inc.†	308	10,389

Tobacco — 0.8%
Altria Group, Inc.	5,484	280,781
British American Tobacco PLC(1)	3,043	168,013
Imperial Tobacco Group PLC(1)	4,120	212,651
Japan Tobacco, Inc.#(1)	2,800	101,601
Lorillard, Inc.	2,713	196,638
Philip Morris International, Inc.	5,234	434,788
Universal Corp.#	446	22,965

		1,417,437

Tools - Hand Held — 0.0%
Stanley Black & Decker, Inc.	153	15,673

Toys — 0.0%
Nintendo Co., Ltd.(1)	400	67,634

Transactional Software — 0.1%
Amadeus IT Holding SA, Class A(1)	1,979	90,109
Bottomline Technologies de, Inc.†	736	19,379
Synchronoss Technologies, Inc.†	743	32,722

		142,210

18

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Transport - Air Freight — 0.0%
Atlas Air Worldwide Holdings, Inc.†	508	$27,676

Transport - Marine — 0.1%
AP Moeller - Maersk A/S, Series B(1)	37	71,485
Hornbeck Offshore Services, Inc.†#	625	13,906
Tidewater, Inc.#	1,901	46,651

		132,042

Transport - Rail — 0.3%
Central Japan Railway Co.(1)	400	69,338
East Japan Railway Co.(1)	900	82,055
Hankyu Hanshin Holdings, Inc.(1)	16,000	95,848
Keikyu Corp.#(1)	6,000	46,031
Keio Corp.(1)	9,000	66,215
Tobu Railway Co., Ltd.#(1)	12,000	52,756
Union Pacific Corp.	1,879	189,610

		601,853

Transport - Services — 0.6%
C.H. Robinson Worldwide, Inc.	2,601	160,560
Deutsche Post AG(1)	2,718	81,936
Echo Global Logistics, Inc.†	486	15,639
Era Group, Inc.†	384	8,064
FedEx Corp.	2,854	494,370
Hub Group, Inc., Class A†	692	29,355
Matson, Inc.	875	35,245
United Parcel Service, Inc., Class B	1,515	150,318
UTi Worldwide, Inc.†#	1,861	17,903

		993,390

Transport - Truck — 0.1%
ArcBest Corp.	487	16,651
Celadon Group, Inc.	567	13,222
Forward Air Corp.	621	32,211
Heartland Express, Inc.	1,140	24,225
Knight Transportation, Inc.	1,232	35,235
Roadrunner Transportation Systems, Inc.†	535	13,306
Saia, Inc.†	502	20,552

		155,402

Veterinary Diagnostics — 0.0%
Neogen Corp.†	754	35,242

Vitamins & Nutrition Products — 0.0%
Herbalife, Ltd.†#	254	13,216

Water — 0.0%
American States Water Co.	783	30,091

Web Hosting/Design — 0.0%
NIC, Inc.	1,223	20,608

Web Portals/ISP — 0.3%
AOL, Inc.†	3,333	166,683
Blucora, Inc.†	811	12,862
Google, Inc., Class A†	333	181,592
Google, Inc., Class C†	470	250,092

		611,229

Wire & Cable Products — 0.0%
Encore Wire Corp.	357	15,594
General Cable Corp.	1,017	19,211
Prysmian SpA(1)	365	8,243

		43,048

Wireless Equipment — 0.0%
CalAmp Corp.†#	695	13,719

Security Description	Shares	Value (Note 2)

Wireless Equipment (continued)
ViaSat, Inc.†	886	$55,809

		69,528

Total Common Stocks
(cost $90,673,716)		97,673,018

EXCHANGE-TRADED FUNDS — 5.6%
Deutsche X-trackers MSCI Europe Hedged Equity ETF#	246,000	7,276,680
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund	553	24,053
iShares Core S&P Small-Cap ETF#	4,767	557,691
iShares MSCI Emerging Markets Asia ETF#	25,500	1,606,755
iShares MSCI Japan Index Fund	5,922	77,282
iShares Russell 1000 Growth ETF	713	71,849
iShares Russell 1000 Value ETF	724	76,223
SPDR S&P 500 ETF Trust, Series 1#	613	129,423
Vanguard FTSE Emerging Markets ETF	3,887	220,315

Total Exchange-Traded Funds
(cost $9,350,005)		10,040,271

PREFERRED SECURITIES — 0.3%
Auto - Cars/Light Trucks — 0.1%
Bayerische Motoren Werke AG(1)	1,384	116,943

Electric - Integrated — 0.0%
Entergy Louisiana LLC 4.70%	3,575	85,121

Soap & Cleaning Preparation — 0.1%
Henkel AG & Co. KGaA(1)	1,348	161,316

Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. FRS 0.00%†#	2,200	9,130

Telecom Services — 0.1%
Qwest Corp. 6.13%	6,925	173,471

Total Preferred Securities
(cost $581,413)		545,981

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.1%
Banks - Fiduciary — 0.1%
Bank of New York Mellon Corp. FRS 4.95% due 06/20/2020(3)	98,000	98,000
State Street Corp. FRS 5.25% due 09/15/2020(3)	46,000	46,517

		144,517

Banks - Super Regional — 0.1%
Capital One Financial Corp. FRS Series E 5.55% due 06/01/2020(3)	53,000	53,066
Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019(3)	83,000	79,576
Wells Fargo & Co. FRS Series U 5.88% due 06/15/2025(3)	80,000	84,100
Wells Fargo Capital X 5.95% due 12/01/2086	28,000	28,490

		245,232

Diversified Banking Institutions — 0.4%
BAC Capital Trust XIII FRS Series F 4.00% due 06/19/2015(3)	178,000	140,620

19

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. FRS Series AA 6.10% due 03/17/2025(3)	155,000	$156,356
Deutsche Bank AG FRS 7.50% due 04/30/2025#(3)	200,000	203,000
Goldman Sachs Group, Inc. FRS Series M 5.38% due 05/10/2020(3)	55,000	54,863
JPMorgan Chase & Co FRS 5.30% due 05/01/2020(3)	53,000	53,127
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(3)	80,000	82,400
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(3)	179,000	190,903

		881,269

Electric - Integrated — 0.0%
Dominion Resources, Inc. FRS 5.75% due 10/01/2054	47,000	50,345

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00% due 11/30/2056†(4)	45,000	5

Finance - Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	100,000	100,800

Food - Dairy Products — 0.1%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	125,000	135,000

Insurance - Life/Health — 0.1%
Prudential Financial, Inc. FRS 5.38% due 05/15/2045	35,000	35,241
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	52,000	55,185

		90,426

Insurance - Multi-line — 0.1%
MetLife, Inc. 6.40% due 12/15/2066	81,000	92,583

Pipelines — 0.0%
TransCanada Trust FRS 5.63% due 05/20/2075	45,000	45,788

Tools - Hand Held — 0.1%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	128,000	139,200

Total Preferred Securities/Capital Securities
(cost $1,821,191)		1,925,165

RIGHTS — 0.0%
Real Estate Management/Services — 0.0%
Deutsche Wohnen AG† Expires 06/03/2015 (Strike price EUR 21.50) (cost $0)	2,197	72

ASSET BACKED SECURITIES — 2.1%
Diversified Financial Services — 2.1%
AmeriCredit Automobile Receivables Trust Series 2015-2,Class C 2.40% due 01/08/2021	$74,000	73,865

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Applebee’s Funding LLC/IHOP Funding LLC Series 2014-1, Class A2 4.28% due 09/05/2044*	$50,000	$51,558
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.76% due 10/25/2034	83,351	77,945
Avis Budget Rental Car Funding AESOP LLC Series 2014-1A, Class A 2.46% due 07/20/2020*	123,000	124,222
B2R Mtg. Trust Series 2015-1, Class A1 2.52% due 05/15/2048*	99,779	99,655
BA Credit Card Trust Series 2015-A2, Class A 1.36% due 09/15/2020	79,000	79,024
Capital Auto Receivables Asset Trust Series 2015-2, Class A2 1.39% due 09/20/2018	85,000	85,013
Chase Issuance Trust FRS Series 2014-A5, Class A5 0.56% due 04/15/2021	228,000	228,089
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(5)	95,000	98,468
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(5)	627,000	652,325
Commercial Mtg. Trust Series 2014-UBS2, Class A2 2.82% due 03/10/2047(5)	106,000	109,824
Core Industrial Trust Series 2015-1, Class A 3.04% due 02/10/2034*(5)	91,000	93,180
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(6)	5,366	5,440
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A1 1.68% due 04/15/2050(5)	57,869	58,212
DB Master Finance LLC Series 2015-1A, Class A2II 3.98% due 02/20/2045*	78,803	79,644
Dell Equipment Finance Trust Series 2015-1, Class A3 1.30% due 03/23/2020*	100,000	99,961
First Franklin Mtg. Loan Trust FRS Series 2006-FF15, Class A5 0.34% due 11/25/2036	77,311	67,576
Ford Credit Auto Owner Trust Series 2014-C, Class B 1.97% due 04/15/2020	52,000	52,402
Ford Credit Auto Owner Trust Series 2015-1, Class A 2.12% due 07/15/2026*	100,000	100,564
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	83,000	83,232
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(5)	66,000	66,579
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(5)	24,000	24,879
Invitation Homes Trust FRS Series 2014-SFR1, Class A 1.18% due 06/17/2031*	100,000	99,680

20

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(6)	$109,022	$108,857
Santander Drive Auto Receivables Trust Series 2014-5, Class C 2.46% due 06/15/2020	262,000	264,707
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/2045(5)	84,000	85,954
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.62% due 11/25/2034(6)	22,956	22,986
Wendys Funding LLC Series 2015-1A, Class A2I 3.37% due 06/15/2045*	66,000	66,257
Wendys Funding LLC Series 2015-1A, Class A23 4.50% due 06/15/2045*	66,000	66,000
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A2 2.92% due 08/15/2047(5)	100,000	103,945
WF-RBS Commercial Mtg. Trust Series 2014-C25, Class A2 2.93% due 11/15/2047(5)	600,000	623,716

Total Asset Backed Securities
(cost $3,834,612)		3,853,759

U.S. CORPORATE BONDS & NOTES — 14.6%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	37,000	38,466

Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	26,000	21,905

Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 3.80% due 10/07/2024*	31,000	32,018
BAE Systems Holdings, Inc. Company Guar. Notes 4.75% due 10/07/2044*	46,000	47,355
Boeing Co. Senior Notes 0.95% due 05/15/2018	92,000	91,039

		170,412

Aerospace/Defense - Equipment — 0.1%
Alliant Techsystems, Inc. Company Guar. Notes 5.25% due 10/01/2021*	52,000	53,950
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	29,000	29,870

		83,820

Airlines — 0.1%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	76,000	77,995
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 07/02/2020	16,632	16,965

Security Description	Principal Amount	Value (Note 2)

Airlines (continued)
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016(2)	$4,608	$4,677
United Airlines Pass Through Trust Pass Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	125,000	128,594

		228,231

Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	43,000	45,311

Apparel Manufacturers — 0.0%
Quiksilver, Inc./QS Wholesale, Inc. Company Guar. Notes 10.00% due 08/01/2020	49,000	30,870

Auto - Cars/Light Trucks — 0.3%
American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	88,000	88,177
Daimler Finance North America LLC Company Guar. Notes 1.38% due 08/01/2017*	158,000	158,056
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	158,000	158,482
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	58,000	58,062

		462,777

Auto - Heavy Duty Trucks — 0.1%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	41,000	44,280
PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	96,000	97,240

		141,520

Auto/Truck Parts & Equipment - Original — 0.0%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	47,000	48,998

Banks - Commercial — 0.4%
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	213,000	213,762
MUFG Union Bank NA Senior Notes 3.00% due 06/06/2016	273,000	278,696
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	131,000	167,384

		659,842

Banks - Fiduciary — 0.1%
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	207,000	214,371

21

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks - Super Regional — 0.1%
Wells Fargo & Co. Senior Notes 1.40% due 09/08/2017	$74,000	$74,258

Batteries/Battery Systems — 0.0%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	64,000	64,800

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017	188,000	189,401

Building & Construction - Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	38,000	36,195

Building Products - Cement — 0.1%
Vulcan Materials Co. Senior Notes 4.50% due 04/01/2025	88,000	88,880

Building Products - Wood — 0.1%
Masco Corp. Senior Notes 4.45% due 04/01/2025	123,000	126,229

Cable/Satellite TV — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	54,000	56,801
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	75,000	72,281

		129,082

Casino Hotels — 0.2%
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	91,000	92,593
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020	48,000	48,600
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021#	89,000	82,930
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	54,000	53,325
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	125,000	126,250

		403,698

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Notes 3.66% due 05/15/2045*	64,000	64,000
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	84,000	81,270
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	25,000	25,156

		170,426

Security Description	Principal Amount	Value (Note 2)

Chemicals - Specialty — 0.1%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	$90,000	$92,475
Evolution Escrow Issuer LLC Company Guar. Notes 7.50% due 03/15/2022*	61,000	60,695
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	45,000	58,899

		212,069

Coal — 0.1%
Murray Energy Corp. Senior Sec. Notes 11.25% due 04/15/2021*	80,000	77,200
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	46,000	47,150

		124,350

Coatings/Paint — 0.1%
RPM International, Inc. Senior Notes 5.25% due 06/01/2045	154,000	151,115

Commercial Services - Finance — 0.1%
Global Cash Access, Inc. Senior Notes 10.00% due 01/15/2022*	61,000	59,627
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	86,000	82,130

		141,757

Computers — 0.3%
Apple, Inc. Senior Notes 2.00% due 05/06/2020	141,000	141,400
Apple, Inc. Senior Notes 3.20% due 05/13/2025	91,000	91,915
Apple, Inc. Senior Notes 3.45% due 02/09/2045	60,000	52,344
Dell, Inc. Notes 4.63% due 04/01/2021	109,000	107,910
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	108,000	113,798

		507,367

Consumer Products - Misc. — 0.0%
Kimberly-Clark Corp. Senior Notes 1.85% due 03/01/2020	33,000	32,911

Containers - Metal/Glass — 0.1%
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	189,000	217,350

Containers - Paper/Plastic — 0.1%
Berry Plastics Corp. Sec. Notes 5.13% due 07/15/2023	89,000	88,555

22

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Containers - Paper/Plastic (continued)
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	$100,000	$89,000

		177,555

Cosmetics & Toiletries — 0.1%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	113,000	106,220

Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	57,000	59,494

Disposable Medical Products — 0.0%
Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	49,000	49,368

Distribution/Wholesale — 0.1%
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022#	82,000	86,510
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	2,000	1,975

		88,485

Diversified Banking Institutions — 1.2%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	109,000	110,738
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	94,000	93,148
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	104,000	104,681
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	31,000	30,707
Goldman Sachs Group, Inc. Senior Notes 2.55% due 10/23/2019	91,000	91,586
Goldman Sachs Group, Inc. Notes 5.15% due 05/22/2045	66,000	67,358
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	5,000	5,643
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	83,000	93,277
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	76,000	93,527
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	189,000	232,107
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	117,000	116,735
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	43,000	43,497

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Sub. Notes 4.13% due 12/15/2026	$98,000	$98,925
JPMorgan Chase & Co. Notes 4.95% due 06/01/2045	110,000	111,442
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	216,000	251,535
Morgan Stanley Senior Notes 1.88% due 01/05/2018	147,000	147,752
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	184,000	189,015
Morgan Stanley Senior Notes 4.75% due 03/22/2017	94,000	99,649
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	81,000	87,502
Morgan Stanley Senior Notes 5.50% due 07/28/2021	86,000	98,518
NationsBank Corp. Sub. Notes 7.25% due 10/15/2025	21,000	26,037

		2,193,379

Diversified Financial Services — 0.2%
General Electric Capital Corp. Senior Notes 1.50% due 07/12/2016	114,000	115,058
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	89,000	111,734
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	159,000	160,929

		387,721

Diversified Manufacturing Operations — 0.2%
General Electric Co. Senior Notes 2.70% due 10/09/2022	76,000	76,090
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	95,000	108,723
Textron, Inc. Senior Notes 4.63% due 09/21/2016	99,000	103,270
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024	51,000	49,891

		337,974

Diversified Operations — 0.0%
MUFG Americas Holdings Corp. Senior Notes 1.63% due 02/09/2018	43,000	43,003

E-Commerce/Services — 0.1%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021	106,000	110,505

23

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric - Integrated — 0.6%
AES Corp. Senior Notes 4.88% due 05/15/2023	$147,000	$141,120
AES Corp. Senior Notes 5.50% due 03/15/2024	54,000	54,270
Arizona Public Service Co. Senior Notes 2.20% due 01/15/2020	46,000	46,319
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	75,000	82,451
Entergy Arkansas, Inc. 1st Mtg. Bonds 4.95% due 12/15/2044	69,000	70,704
Entergy Louisiana LLC 1st Mtg. Bonds 4.95% due 01/15/2045	48,000	48,586
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	63,000	63,885
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	119,000	149,717
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	37,000	37,746
PPL Energy Supply LLC Senior Notes 6.50% due 06/01/2025#*	45,000	45,919
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	56,000	58,546
Southern California Edison Co. 1st Mtg. Bonds 1.13% due 05/01/2017	101,000	101,376
Southern Co. Senior Notes 1.30% due 08/15/2017	82,000	82,074
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	49,000	50,318

		1,033,031

Electronic Components - Misc. — 0.1%
Corning, Inc. Senior Notes 1.50% due 05/08/2018	61,000	61,119
Corning, Inc. Senior Notes 2.90% due 05/15/2022	61,000	61,542

		122,661

Electronic Components - Semiconductors — 0.1%
Intel Corp. Senior Notes 1.35% due 12/15/2017	74,000	74,437

Electronics - Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 3.95% due 05/28/2024	27,000	26,775

Security Description	Principal Amount	Value (Note 2)

Energy - Alternate Sources — 0.0%
TerraForm Power Operating LLC Company Guar. Notes 5.88% due 02/01/2023*	$41,000	$42,333

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 3.90% due 05/15/2035	93,000	90,029
Oracle Corp. Senior Notes 4.13% due 05/15/2045	93,000	90,020

		180,049

Finance - Auto Loans — 0.1%
Ally Financial, Inc. Senior Notes 4.13% due 03/30/2020	97,000	97,000
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024	29,000	29,652
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023*	100,000	103,750

		230,402

Finance - Commercial — 0.1%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	200,000	200,500

Finance - Consumer Loans — 0.1%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	87,000	83,955
OneMain Financial Holdings, Inc. Company Guar. Notes 6.75% due 12/15/2019*	36,000	38,543
Synchrony Financial Senior Notes 4.25% due 08/15/2024	73,000	74,876

		197,374

Finance - Credit Card — 0.1%
American Express Credit Corp. Senior Notes 1.55% due 09/22/2017	18,000	18,086
American Express Credit Corp. Senior Notes 2.38% due 05/26/2020	100,000	100,211
Discover Financial Services Senior Notes 3.75% due 03/04/2025	105,000	102,795

		221,092

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	44,000	5,012
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(4)	71,000	7
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(4)	69,000	7

24

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance - Investment Banker/Broker (continued)
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	$67,000	$67,715

		72,741

Finance - Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 4.75% due 03/01/2020	150,000	160,125

Finance - Mortgage Loan/Banker — 0.1%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	100,000	100,125

Finance - Other Services — 0.2%
National Rural Utilities Cooperative Finance Corp. Senior Notes 0.95% due 04/24/2017	52,000	51,973
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	143,000	143,682
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020	103,000	102,912

		298,567

Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	39,000	31,200

Food - Dairy Products — 0.1%
Dean Foods Co. Senior Notes 6.50% due 03/15/2023*	100,000	104,000

Food - Meat Products — 0.0%
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 5.88% due 07/15/2024*	60,000	61,800

Food - Misc./Diversified — 0.0%
Darling Ingredients, Inc. Company Guar. Notes 5.38% due 01/15/2022	30,000	30,188

Food - Retail — 0.1%
Albertson’s Holdings LLC/Saturn Acquisition Merger Sub, Inc. Senior Sec. Notes 7.75% due 10/15/2022*	41,000	44,280
SUPERVALU, Inc. Senior Notes 7.75% due 11/15/2022	59,000	63,277

		107,557

Food - Wholesale/Distribution — 0.0%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	39,000	38,415

Gambling (Non-Hotel) — 0.0%
Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*	30,000	31,275

Security Description	Principal Amount	Value (Note 2)

Gas - Distribution — 0.0%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	$35,000	$37,389

Hotels/Motels — 0.0%
Interval Acquisition Corp. Company Guar. Notes 5.63% due 04/15/2023*	60,000	61,200

Independent Power Producers — 0.1%
Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022*	50,000	53,250
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	43,000	44,397
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	35,000	36,663

		134,310

Insurance - Life/Health — 0.2%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	46,000	47,725
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	45,000	51,240
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*	159,000	159,076
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	33,000	33,294

		291,335

Insurance - Multi-line — 0.3%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	139,000	170,457
Metropolitan Life Global Funding I Sec. Notes 1.30% due 04/10/2017*	350,000	350,843

		521,300

Insurance - Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	64,000	59,616
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	180,000	182,120

		241,736

Internet Connectivity Services — 0.1%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	75,000	75,000
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.00% due 04/01/2023*	67,000	67,468

		142,468

25

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Investment Management/Advisor Services — 0.0%
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	$64,000	$64,720

Machinery - Farming — 0.1%
John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	85,000	85,318
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	124,000	125,085

		210,403

Medical Instruments — 0.0%
Medtronic, Inc. Company Guar. Notes 3.50% due 03/15/2025*	53,000	54,272

Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	25,000	25,034
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	80,000	78,702
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	41,000	39,558
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017#*	135,000	135,963
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	204,000	207,153

		486,410

Medical Products — 0.0%
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	46,000	42,895

Medical - Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 3.13% due 05/01/2025	126,000	122,566
Amgen, Inc. Senior Notes 4.40% due 05/01/2045	139,000	134,581

		257,147

Medical - Drugs — 0.2%
AbbVie, Inc. Senior Notes 3.20% due 11/06/2022	37,000	37,163
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	43,000	43,275
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	46,000	46,690
Forest Laboratories, Inc. Company Guar. Notes 4.88% due 02/15/2021*	68,000	74,318
Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*	100,000	101,500

		302,946

Security Description	Principal Amount	Value (Note 2)

Medical - Generic Drugs — 0.1%
Mylan, Inc. Senior Notes 5.40% due 11/29/2043	$90,000	$96,722
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	141,000	147,701

		244,423

Medical - HMO — 0.1%
UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017	76,000	76,458

Medical - Hospitals — 0.3%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	32,000	32,880
HCA, Inc. Senior Notes 4.75% due 05/01/2023	30,000	31,050
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	24,000	24,720
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	89,000	99,457
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	125,000	135,000
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	50,000	52,281
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	75,000	76,313
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	16,000	14,800

		466,501

Metal - Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 2.30% due 11/14/2017	62,000	62,091

Multimedia — 0.3%
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	32,000	40,503
Time Warner, Inc. Company Guar. Notes 3.60% due 07/15/2025	315,000	313,871
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	45,000	43,529
Viacom, Inc. Senior Notes 5.25% due 04/01/2044	46,000	44,820

		442,723

Music — 0.0%
Gibson Brands, Inc. Senior Sec. Notes 8.88% due 08/01/2018*	15,000	15,375

26

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	$67,000	$68,262

Oil & Gas Drilling — 0.0%
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	24,000	23,040

Oil Companies - Exploration & Production — 1.1%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	89,000	106,945
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	85,000	63,750
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	100,000	102,000
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	100,000	80,000
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	10,000	9,852
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	50,000	47,719
EP Energy LLC Company Guar. Notes 6.38% due 06/15/2023#*	76,000	76,095
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	49,000	51,450
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	170,000	164,050
Halcon Resources Corp. Sec. Notes 8.63% due 02/01/2020*	60,000	60,900
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020#	80,000	57,800
Hess Corp. Senior Notes 5.60% due 02/15/2041	104,000	111,138
Hess Corp. Senior Notes 7.88% due 10/01/2029	28,000	36,412
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	58,000	56,405
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	115,000	112,700
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	110,000	113,850
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	43,000	43,526

Security Description	Principal Amount	Value (Note 2)

Oil Companies - Exploration & Production (continued)
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	$47,000	$47,238
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020#	100,000	94,500
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	85,000	76,075
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	75,000	79,507
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023#	60,000	57,000
SM Energy Co. Senior Notes 5.63% due 06/01/2025	56,000	56,490
Southwestern Energy Co. Senior Notes 3.30% due 01/23/2018	25,000	25,706
Southwestern Energy Co. Senior Notes 4.05% due 01/23/2020	46,000	47,656
Southwestern Energy Co. Senior Notes 4.95% due 01/23/2025	90,000	93,480

		1,872,244

Oil Companies - Integrated — 0.2%
Chevron Corp. Senior Notes 1.37% due 03/02/2018	110,000	110,304
Chevron Corp. Senior Notes 1.96% due 03/03/2020	61,000	61,167
ConocoPhillips Co. Company Guar. Notes 1.50% due 05/15/2018	43,000	43,078
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018	111,000	111,248
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	67,000	78,792

		404,589

Oil Refining & Marketing — 0.0%
Calumet Specialty Products Partner LP/Calumet Finance Corp. Company Guar. Notes 6.50% due 04/15/2021	34,000	34,043
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	30,000	31,875

		65,918

Oil - Field Services — 0.1%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/2018	30,000	30,975
Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021	90,000	87,975

27

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil - Field Services (continued)
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.63% due 05/01/2021	$47,000	$49,350
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	74,000	79,457

		247,757

Paper & Related Products — 0.3%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	67,000	65,493
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	80,000	88,231
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	124,000	125,075
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	109,000	112,369
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	91,000	102,878
International Paper Co. Senior Notes 3.80% due 01/15/2026	44,000	44,255

		538,301

Pipelines — 0.8%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	121,000	123,571
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	15,000	16,144
Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018*	22,000	22,203
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025*	107,000	108,590
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	27,000	23,695
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	117,000	134,828
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	36,000	41,130
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	104,000	99,097
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045	85,000	79,755
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	108,000	119,298
EnLink Midstream Partners LP Senior Notes 4.15% due 06/01/2025	62,000	62,139

Security Description	Principal Amount	Value (Note 2)

Pipelines (continued)
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	$38,000	$36,273
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 02/15/2026	43,000	43,218
Genesis Energy LP Company Guar. Notes 6.00% due 05/15/2023	100,000	101,250
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	86,000	84,710
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	82,000	88,051
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021#	42,000	45,045
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	91,000	90,772
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	136,000	142,800

		1,462,569

Poultry — 0.0%
Pilgrim’s Pride Corp. Company Guar. Notes 5.75% due 03/15/2025*	58,000	58,870

Printing - Commercial — 0.1%
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	54,000	56,025
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022	70,000	68,687

		124,712

Publishing - Newspapers — 0.1%
Lee Enterprises, Inc. Senior Sec. Notes 9.50% due 03/15/2022*	100,000	101,812
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022#	65,000	63,375

		165,187

Publishing - Periodicals — 0.1%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	100,000	103,000

Radio — 0.0%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	60,000	60,090

Real Estate Investment Trusts — 0.3%
AvalonBay Communities, Inc. Senior Notes 3.45% due 06/01/2025	39,000	39,511
Communications Sales & Leasing, Inc. Company Guar. Notes 8.25% due 10/15/2023*	90,000	91,800

28

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	$60,000	$60,450
HCP, Inc. Senior Notes 3.75% due 02/01/2016	54,000	54,993
Omega Healthcare Investors, Inc. Company Guar. Notes 4.50% due 04/01/2027*	120,000	118,133
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024	78,000	81,467
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	46,000	48,990
RHP Hotel Properties LP/RHP Finance Corp. Senior Notes 5.00% due 04/15/2023*	60,000	60,000

		555,344

Real Estate Management/Services — 0.0%
American Campus Communities Operating Partnership LP Company Guar. Notes 4.13% due 07/01/2024	48,000	49,373

Real Estate Operations & Development — 0.0%
Greystar Real Estate Partners LLC Senior Sec. Notes 8.25% due 12/01/2022*	60,000	63,600

Retail - Appliances — 0.1%
Conn’s, Inc. Senior Notes 7.25% due 07/15/2022*	82,000	78,720

Retail - Building Products — 0.0%
Home Depot, Inc. Senior Notes 4.25% due 04/01/2046	71,000	71,409

Retail - Computer Equipment — 0.0%
GameStop Corp. Company Guar. Notes 5.50% due 10/01/2019#*	36,000	37,350

Retail - Discount — 0.1%
Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	100,000	99,118
Dollar General Corp. Company Guar. Notes 4.13% due 07/15/2017	62,000	64,969

		164,087

Retail - Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	42,429	45,492
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	33,776	39,082
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	51,430	60,867

		145,441

Security Description	Principal Amount	Value (Note 2)

Retail - Regional Department Stores — 0.0%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	$45,000	$36,450

Retail - Restaurants — 0.1%
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	43,000	46,279
McDonald’s Corp. Senior Notes 4.60% due 05/26/2045	45,000	45,609
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020#*	55,000	56,650

		148,538

Savings & Loans/Thrifts — 0.3%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	92,000	97,122
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	257,000	284,475
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	99,000	110,677

		492,274

Schools — 0.1%
President and Fellows of Harvard College Notes 3.62% due 10/01/2037	52,000	51,002
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	71,000	73,481

		124,483

Semiconductor Equipment — 0.0%
Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	55,000	57,475

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 5.00% due 12/15/2021*	36,000	37,440

Special Purpose Entity — 0.1%
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	215,000	218,677

Specified Purpose Acquisitions — 0.1%
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	115,000	113,275

Steel Pipe & Tube — 0.1%
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	96,000	89,295

Steel - Producers — 0.1%
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	78,000	67,762
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	54,000	54,675

		122,437

29

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Steel - Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	$63,000	$65,363

Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	65,000	68,900

Telecom Services — 0.0%
Consolidated Communications, Inc. Company Guar. Notes 6.50% due 10/01/2022*	26,000	26,260

Telecommunication Equipment — 0.2%
CommScope Technologies Finance LLC Senior Notes 6.00% due 06/15/2025*	95,000	96,187
Harris Corp. Senior Notes 3.83% due 04/27/2025	25,000	25,041
Harris Corp. Senior Notes 4.85% due 04/27/2035	92,000	90,698
Harris Corp. Senior Notes 5.05% due 04/27/2045	87,000	86,432
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	100,000	101,500

		399,858

Telephone - Integrated — 0.8%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	201,000	197,904
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	57,000	55,438
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	106,000	94,494
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	139,000	131,772
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	131,000	124,746
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2025*	60,000	57,975
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	64,000	65,600
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	43,000	46,010
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	45,000	49,275
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	110,000	112,200
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	98,000	98,561

Security Description	Principal Amount	Value (Note 2)

Telephone - Integrated (continued)
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	$31,000	$29,837
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	10,000	10,907
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055*	142,000	127,771
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	165,000	159,225
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	5,000	5,881

		1,367,596

Theaters — 0.0%
National CineMedia LLC Senior Sec. Notes 6.00% due 04/15/2022	43,000	44,505

Transport - Equipment & Leasing — 0.0%
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	75,000	62,438

Transport - Rail — 0.0%
Union Pacific Corp. Senior Notes 3.88% due 02/01/2055	56,000	51,923

Transport - Services — 0.0%
Era Group, Inc. Company Guar. Notes 7.75% due 12/15/2022	36,000	35,460

Travel Services — 0.1%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	93,000	94,628

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.05% due 01/09/2020*	68,000	68,949

Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 5.38% due 01/01/2022	28,000	29,138

Wire & Cable Products — 0.1%
Anixter, Inc. Company Guar. Notes 5.13% due 10/01/2021	45,000	46,462
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	74,000	67,710

		114,172

Total U.S. Corporate Bonds & Notes
(cost $26,159,088)		26,120,261

FOREIGN CORPORATE BONDS & NOTES — 3.4%
Airlines — 0.1%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	100,000	106,750

30

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Auto - Cars/Light Trucks — 0.2%
Hyundai Capital Services, Inc. Senior Notes 4.38% due 07/27/2016*	$222,000	$230,022
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	110,000	112,298

		342,320

Banks - Commercial — 0.9%
BPCE SA Sub. Notes 4.50% due 03/15/2025*	204,000	202,843
Credit Suisse Senior Notes 1.70% due 04/27/2018	103,000	102,559
Credit Suisse Sub. Notes 5.40% due 01/14/2020	78,000	86,918
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	214,000	215,762
Intesa Sanpaolo SpA Sub. Notes 5.02% due 06/26/2024*	239,000	239,773
Kookmin Bank Senior Notes 1.63% due 07/14/2017*	250,000	249,983
Standard Chartered PLC Senior Notes 2.25% due 04/17/2020*	210,000	207,854
Standard Chartered PLC Senior Notes 3.20% due 04/17/2025*	237,000	228,982

		1,534,674

Beverages - Non-alcoholic — 0.1%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	164,000	166,952

Beverages - Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017	189,000	208,867

Building - Residential/Commercial — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	60,000	58,200

Consumer Products - Misc. — 0.1%
Kimberly-Clark de Mexico SAB de CV Senior Notes 3.25% due 03/12/2025*	103,000	102,099

Cruise Lines — 0.2%
NCL Corp, Ltd. Senior Notes 5.25% due 11/15/2019*	49,000	50,651
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	150,000	158,250
Viking Cruises, Ltd. Senior Notes 6.25% due 05/15/2025*	100,000	100,250

		309,151

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions — 0.5%
Deutsche Bank AG Senior Notes 1.88% due 02/13/2018	$300,000	$300,649
Deutsche Bank AG Sub. Notes 4.50% due 04/01/2025	237,000	232,709
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	59,000	59,274
UBS AG Senior Notes 1.80% due 03/26/2018	262,000	262,198

		854,830

Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044	29,000	29,003

Diversified Minerals — 0.1%
Anglo American Capital PLC Company Guar. Notes 4.88% due 05/14/2025*	46,000	45,974
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022#*	68,000	52,105
FMG Resources August 2006 Pty, Ltd. Senior Sec. Notes 9.75% due 03/01/2022*	55,000	57,750

		155,829

Electric - Generation — 0.0%
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	42,000	47,103

Finance - Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018	14,000	14,595
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	34,000	37,443

		52,038

Gold Mining — 0.0%
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	47,000	46,600
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024	26,000	25,259

		71,859

Insurance - Multi-line — 0.1%
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	52,000	52,443
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	116,000	114,129

		166,572

Medical - Drugs — 0.1%
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	22,000	22,825

31

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Medical - Drugs (continued)
Valeant Pharmaceuticals International, Inc. Senior Notes 5.88% due 05/15/2023*	$71,000	$73,574

		96,399

Medical - Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	103,000	104,424
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	64,000	64,449
Actavis Funding SCS Company Guar. Notes 3.85% due 06/15/2024	91,000	92,005

		260,878

Oil & Gas Drilling — 0.0%
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*	50,000	41,250

Oil Companies - Exploration & Production — 0.2%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	41,000	53,712
Baytex Energy Corp. Company Guar. Notes 5.13% due 06/01/2021*	12,000	11,670
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*	65,000	62,725
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	49,000	46,305
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	75,000	72,750
Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042	112,000	106,473

		353,635

Oil Companies - Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	61,000	61,380
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	71,000	80,036
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	26,000	25,324
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	83,000	83,391
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	72,000	73,029
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	46,000	47,075

		370,235

Security Description	Principal Amount	Value (Note 2)

Paper & Related Products — 0.1%
Cascades, Inc. Senior Notes 5.75% due 07/15/2023*	$100,000	$99,250

Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	120,000	110,213

Security Services — 0.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	56,000	54,880

Steel - Producers — 0.0%
ArcelorMittal Senior Notes 7.50% due 03/01/2041	75,000	75,563

SupraNational Banks — 0.1%
North American Development Bank Senior Notes 2.30% due 10/10/2018	157,000	159,951

Telephone - Integrated — 0.1%
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019	66,000	74,745
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	123,000	141,450

		216,195

Total Foreign Corporate Bonds & Notes
(cost $6,046,773)		6,044,696

U.S. GOVERNMENT AGENCIES — 11.5%
Federal Home Loan Mtg. Corp. — 2.8%
1.89% due 02/01/2037 FRS	23,513	24,764
2.48% due 11/01/2037 FRS	219,517	235,584
2.50% due 01/01/2028	80,836	82,908
3.00% due 08/01/2027	314,500	329,304
3.00% due 10/01/2042	190,881	193,778
3.00% due 11/01/2042	814,687	826,527
3.00% due 04/01/2043	495,202	502,307
3.50% due 02/01/2042	174,319	182,025
3.50% due 03/01/2042	95,421	99,751
3.50% due 08/01/2042	545,524	571,070
3.50% due 09/01/2043	179,316	187,896
3.50% due 03/01/2045	610,458	637,764
4.00% due 09/01/2040	82,422	88,227
4.50% due 01/01/2039	7,143	7,751
4.50% due 12/01/2039	307,762	340,967
5.00% due 10/01/2033	2,338	2,590
6.00% due 08/01/2036	60,672	69,352
6.00% due 03/01/2040	42,866	48,916
6.50% due 05/01/2036	197	226
Federal Home Loan Mtg. Corp. REMIC Series 3964, Class MD 2.00% due 01/15/2041(6)	13,215	13,409
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2014-HQ1, Class M1 1.83% due 08/25/2024(6)	52,976	53,230
Series 2014-DN1, Class M2 2.38% due 02/25/2024(6)	101,000	102,224
Series 2014-HQ2, Class M2 2.38% due 09/25/2024(6)	200,000	201,574

32

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series 2015-HQ1, Class M2
2.38% due 03/25/2025 FRS(6)	$208,000	$209,624

		5,011,768

Federal National Mtg. Assoc. — 8.1%
2.11% due 05/01/2037 FRS	42,877	45,539
2.28% due 07/01/2039 FRS	132,052	139,599
2.32% due 05/01/2040 FRS	211,895	226,135
2.39% due 06/01/2034 FRS	174,632	186,868
2.41% due 11/01/2036 FRS	66,202	70,823
2.44% due 08/01/2035 FRS	82,951	89,010
2.50% due 04/01/2028	248,015	254,634
2.50% due June 15 TBA	553,000	565,288
3.00% due 10/01/2040 FRS	49,495	52,718
3.00% due 10/01/2027	142,262	148,896
3.00% due 12/01/2027	128,980	134,864
3.00% due 01/01/2028	232,608	243,464
3.00% due 03/01/2042	112,723	114,658
3.00% due 12/01/2042	61,278	62,329
3.00% due 05/01/2043	351,630	357,358
3.00% due 02/01/2045	220,297	223,569
3.00% due June 15 TBA	200,000	208,961
3.00% due June 30 TBA	1,203,000	1,219,753
3.21% due 10/01/2040 FRS	115,823	123,678
3.50% due 08/01/2026	165,884	176,316
3.50% due 08/01/2027	22,554	23,932
3.50% due 10/01/2028	248,373	265,025
3.50% due 08/01/2042	356,463	373,488
3.50% due 08/01/2043	839,062	877,846
3.50% due June 30 TBA	875,000	914,580
4.00% due 09/01/2040	86,279	92,416
4.00% due 12/01/2040	493,517	528,512
4.00% due 10/01/2041	152,835	163,705
4.00% due 11/01/2041	196,662	210,560
4.00% due 01/01/2042	113,390	121,410
4.00% due 10/01/2043	12,267	13,091
4.00% due 12/01/2043	110,521	119,444
4.00% due 10/01/2044	210,131	224,529
4.00% due June 30 TBA	2,300,000	2,456,104
4.50% due 10/01/2024	101,712	109,222
4.50% due 03/01/2025	149,261	160,306
4.50% due 01/01/2039	19,409	21,117
4.50% due 09/01/2039	95,725	104,295
4.50% due 09/01/2040	214,595	234,015
4.50% due 11/01/2040	25,301	27,579
4.50% due 05/01/2041	104,866	114,354
4.50% due 07/01/2041	43,847	47,824
4.50% due June 30 TBA	1,251,000	1,360,150
5.00% due 03/15/2016	67,000	69,452
5.00% due 11/01/2033	3,934	4,390
5.00% due 05/01/2040	58,810	65,728
5.00% due 06/01/2040	180,428	200,468
5.00% due 07/01/2040	392,484	436,271
5.50% due 12/01/2029	24,535	27,736
5.50% due 08/01/2037	119,879	135,567
6.00% due 05/01/2017	8,541	8,803
6.00% due 11/01/2038	96,544	110,407
6.00% due 06/01/2040	5,863	6,709
6.50% due 02/01/2017	4,077	4,169
Fannie Mae Connecticut Avenue Securities FRS Series 2014-C01, Class M1
1.78% due 01/25/2024(6)	51,475	51,803
Series 2013-C01, Class M1
2.18% due 10/25/2023(6)	116,580	118,312

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(6)	$91,558	$92,008

		14,539,787

Government National Mtg. Assoc. — 0.6%
3.00% due 02/20/2045	243,329	249,762
3.50% due 03/20/2045	195,802	206,142
3.50% due 04/20/2045	279,387	294,155
3.50% due June 30 TBA	168,000	176,469
4.00% due 03/20/2044	24,216	25,797
6.00% due 02/15/2029	2,963	3,401
6.00% due 06/15/2029	8,826	10,357

		966,083

Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	50,000	50,901

Total U.S. Government Agencies
(cost $20,438,769)		20,568,539

U.S. GOVERNMENT TREASURIES — 3.4%
United States Treasury Bonds — 0.9%
3.00% due 11/15/2044	1,459,000	1,499,464
3.38% due 05/15/2044	33,000	36,344
3.63% due 02/15/2044	24,000	27,633
4.50% due 02/15/2036	27,000	35,098

		1,598,539

United States Treasury Notes — 2.5%
0.13% due 04/15/2018 TIPS(7)	220,592	224,590
1.25% due 10/31/2015	16,000	16,076
1.38% due 03/31/2020	409,000	407,594
1.38% due 04/30/2020	154,000	153,314
1.50% due 01/31/2022	48,000	47,018
1.75% due 03/31/2022	51,000	50,721
2.00% due 02/15/2025#	1,112,000	1,102,617
2.13% due 12/31/2021	232,000	236,676
2.25% due 11/15/2024	2,071,000	2,100,286
2.38% due 08/15/2024	103,000	105,672

		4,444,564

Total U.S. Government Treasuries
(cost $6,217,099)		6,043,103

MUNICIPAL BONDS & NOTES — 0.1%
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	91,000	91,059
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	100,000	103,157
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	83,000	94,315

Total Municipal Bonds & Notes
(cost $273,113)		288,531

FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Electric - Distribution — 0.1%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	90,000	90,831

Regional Authority — 0.0%
Province of British Columbia Senior Notes 2.85% due 06/15/2015	89,000	89,080

33

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign — 0.2%
Government of Canada Senior Notes 0.88% due 02/14/2017	$91,000	$91,360
United Mexican States Senior Notes 3.50% due 01/21/2021	149,000	153,619
United Mexican States Senior Notes 4.75% due 03/08/2044	73,000	73,566

		318,545

Total Foreign Government Obligations
(cost $482,589)		498,456

Total Long-Term Investment Securities
(cost $165,878,368)		173,601,852

SHORT-TERM INVESTMENT SECURITIES — 13.7%
Registered Investment Companies — 6.9%
State Street Navigator Securities Lending Prime Portfolio(8)	12,365,001	12,365,001

Time Deposits — 6.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/01/2015	11,187,000	11,187,000

U.S. Government Treasuries — 0.5%
United States Treasury Bills 0.02% due 07/02/2015(9)	400,000	399,999
0.20% due 03/31/2016(9)	560,000	558,995

		958,994

Total Short-Term Investment Securities
(cost $24,511,048)		24,510,995

TOTAL INVESTMENTS
(cost $190,389,416)(10)	110.6%	198,112,847
Liabilities in excess of other assets	(10.6)	(18,986,727)

NET ASSETS	100.0%	$179,126,120

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2015, the aggregate value of these securities was $11,478,900 representing 6.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at May 31, 2015. The aggregate value of these securities was $23,618,022 representing 13.2% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Perpetual maturity — maturity date reflects the next call date.
(4)	Illiquid security. At May 31, 2015, the aggregate value of these securities was $11,651 representing 0.0% of net assets.
(5)	Commercial Mortgage Backed Security
(6)	Collateralized Mortgage Obligation
(7)	Principal amount of security is adjusted for inflation.
(8)	At May 31, 2015, the Fund had loaned securities with a total value of $12,133,526. This was secured by collateral of $12,365,001, which was received in cash and subsequently invested in short-term investments currently valued at $12,365,001 as reported in the Portfolio of Investments. Additional collateral of $240,490 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2015
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	11/01/2034 to 12/15/2044	$9,198
Federal National Mtg. Assoc.	2.00% to 4.00%	10/25/2029 to 02/25/2044	43,340
Government National Mtg. Assoc.	0.38% to 4.00%	04/20/2039 to 12/16/2052	8,159
United States Treasury Bills	zero coupon	07/23/2015 to 02/04/2016	9,537
United States Treasury Notes/Bonds	zero coupon to 6.00%	06/30/2015 to 05/15/2044	170,256

(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(10)	See Note 5 for cost of investments on a tax basis.

REMIC—Real Estate Mortgage Investment Conduit

TIPS—Treasury Inflation Protected Securities

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of May 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2015	Unrealized Appreciation (Depreciation)
135	Long	EURO STOXX 50 Index#	June 2015	$5,419,732	$5,291,229	$(128,503)
56	Short	S&P 500 E-Mini Index	June 2015	5,857,432	5,896,800	(39,368)
43	Short	U.S. Treasury 10 Year Notes	June 2015	5,534,808	5,517,438	17,370

						$(150,501)

#	Foreign equity futures contracts valued using fair value procedures at May 31, 2015. The aggregate depreciation of these futures contracts was $128,503 representing 0.07% of net assets. Foreign equity futures contracts are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity futures contracts.

34

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising Services	$2,950	$158,659	$—	$161,609
Aerospace/Defense	2,090,333	145,059	—	2,235,392
Aerospace/Defense - Equipment	195,293	100,159	—	295,452
Airport Development/Maintenance	—	71,516	—	71,516
Apparel Manufacturers	109,450	286,800	—	396,250
Athletic Footwear	138,780	78,332	—	217,112
Audio/Video Products	38,734	256,703	—	295,437
Auto-Cars/Light Trucks	—	1,199,110	—	1,199,110
Auto-Heavy Duty Trucks	—	48,807	—	48,807
Auto/Truck Parts & Equipment - Original	542,664	257,123	—	799,787
Banks - Commercial	2,447,260	1,325,372	—	3,772,632
Brewery	—	528,299	—	528,299
Building & Construction - Misc.	70,068	109,134	—	179,202
Building Products - Air & Heating	20,427	84,013	—	104,440
Building Products - Cement	28,622	4,902	—	33,524
Building Products - Doors & Windows	56,019	65,058	—	121,077
Building - Heavy Construction	4,206	28,002	—	32,208
Building - Maintenance & Services	34,581	106,099	—	140,680
Building - Residential/Commercial	109,239	175,650	—	284,889
Cable/Satellite TV	1,878,967	100,616	—	1,979,583
Cellular Telecom	—	116,196	—	116,196
Chemicals - Diversified	1,259,837	624,325	—	1,884,162
Chemicals - Specialty	193,223	181,884	—	375,107
Commercial Services	115,354	37,352	—	152,706
Computer Data Security	—	32,415	—	32,415
Computers - Integrated Systems	86,680	55,915	—	142,595
Cosmetics & Toiletries	351,812	153,515	—	505,327
Cruise Lines	—	19,280	—	19,280
Diagnostic Kits	15,634	51,089	—	66,723
Dialysis Centers	—	49,469	—	49,469
Diversified Banking Institutions	697,666	1,185,372	—	1,883,038
Diversified Manufacturing Operations	1,914,582	81,877	—	1,996,459
Diversified Minerals	33,102	274,883	—	307,985
Diversified Operations	—	68,979	—	68,979
Diversified Operations/Commercial Services	11,058	45,571	—	56,629
Electric - Generation	—	46,935	—	46,935
Electric - Integrated	1,333,790	499,539	—	1,833,329
Electronic Components - Misc.	252,695	343,272	—	595,967
Electronic Components - Semiconductors	1,520,654	46,379	—	1,567,033
Electronic Measurement Instruments	51,994	107,393	—	159,387
Electronics - Military	28,392	86,559	—	114,951
Engineering/R&D Services	79,922	60,362	—	140,284
Finance - Investment Banker/Broker	445,907	135,653	—	581,560
Finance - Leasing Companies	—	71,004	—	71,004
Food - Catering	—	18,035	—	18,035
Food - Confectionery	—	52,939	—	52,939
Food - Misc./Diversified	474,665	677,468	—	1,152,133
Food - Retail	186,586	364,460	—	551,046
Gambling (Non-Hotel)	45,140	20,416	—	65,556
Gas - Distribution	348,473	228,544	—	577,017
Hotels/Motels	57,460	58,942	—	116,402
Human Resources	192,068	90,168	—	282,236
Import/Export	—	378,775	—	378,775
Industrial Automated/Robotic	101,753	109,880	—	211,633
Industrial Gases	458,268	150,205	—	608,473
Insurance - Life/Health	853,930	322,687	—	1,176,617
Insurance - Multi-line	1,027,018	477,127	—	1,504,145

35

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Insurance - Property/Casualty	$785,543	$247,076	$—	$1,032,619
Insurance - Reinsurance	905,233	137,352	—	1,042,585
Investment Companies	—	102,868	—	102,868
Investment Management/Advisor Services	1,090,156	145,099	—	1,235,255
Machinery - Construction & Mining	392,878	145,032	—	537,910
Machinery - Electrical	28,539	418,437	—	446,976
Machinery - Farming	19,491	82,973	—	102,464
Machinery - General Industrial	92,582	218,789	—	311,371
Medical Instruments	741,430	32,569	—	773,999
Medical Labs & Testing Services	16,510	57,744	—	74,254
Medical Products	301,681	113,971	—	415,652
Medical - Drugs	3,133,042	1,959,201	—	5,092,243
Medical - Wholesale Drug Distribution	374,786	8,004	—	382,790
Metal - Copper	—	105,598	—	105,598
Multimedia	647,372	89,164	—	736,536
Networking Products	409,884	80,637	—	490,521
Office Automation & Equipment	43,831	134,621	—	178,452
Office Supplies & Forms	110,014	60,346	—	170,360
Oil Companies - Integrated	1,334,057	678,341	—	2,012,398
Oil Refining & Marketing	1,002,305	134,154	—	1,136,459
Oil - Field Services	1,224,854	122,732	—	1,347,586
Paper & Related Products	163,193	68,880	—	232,073
Photo Equipment & Supplies	—	125,885	—	125,885
Printing - Commercial	—	63,180	—	63,180
Private Equity	—	38,683	—	38,683
Public Thoroughfares	—	38,933	—	38,933
Publishing - Periodicals	—	9,968	—	9,968
Real Estate Investment Trusts	4,922,210	1,010,303	—	5,932,513
Real Estate Management/Services	86,549	525,437	—	611,986
Real Estate Operations & Development	9,011	832,674	—	841,685
Resorts/Theme Parks	49,967	57,614	—	107,581
Retail - Apparel/Shoe	606,721	115,806	—	722,527
Retail - Building Products	633,596	7,815	—	641,411
Retail - Consumer Electronics	152,923	22,020	—	174,943
Retail - Jewelry	9,182	52,744	—	61,926
Retail - Regional Department Stores	155,101	92,030	—	247,131
Rubber - Tires	—	124,583	—	124,583
Satellite Telecom	114,851	4,157	—	119,008
Security Services	31,736	66,560	—	98,296
Semiconductor Equipment	200,863	202,217	—	403,080
Steel - Producers	63,347	145,974	—	209,321
Telecommunication Equipment	222,570	10,746	—	233,316
Telephone - Integrated	1,763,311	918,486	—	2,681,797
Television	—	44,374	11,632	56,006
Textile - Apparel	14,591	17,894	—	32,485
Tobacco	935,172	482,265	—	1,417,437
Toys	—	67,634	—	67,634
Transactional Software	52,101	90,109	—	142,210
Transport - Marine	60,557	71,485	—	132,042
Transport - Rail	189,610	412,243	—	601,853
Transport - Services	911,454	81,936	—	993,390
Wire & Cable Products	34,805	8,243	—	43,048
Other Industries	30,378,658	—	—	30,378,658
Exchange Traded Funds	10,040,271	—	—	10,040,271
Preferred Securities:
Auto - Cars/Light Trucks	—	116,943	—	116,943
Soap & Cleaning Preparation	—	161,316	—	161,316
Other Industries	267,722	—	—	267,722
Preferred Securities/Capital Securities	—	1,925,165	—	1,925,165
Rights	72	—	—	72
Asset Backed Securities	—	3,853,759	—	3,853,759

36

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Corporate Bonds & Notes:
Airlines	$—	$94,960	$133,271	$228,231
Other Industries	—	25,892,030	—	25,892,030
Foreign Corporate Bonds & Notes	—	6,044,696	—	6,044,696
U.S. Government Agencies	—	20,568,539	—	20,568,539
U.S. Government Treasuries	—	6,043,103	—	6,043,103
Municipal Bonds & Notes	—	288,531	—	288,531
Foreign Government Obligations	—	498,456	—	498,456
Short-Term Investment Securities:
Registered Investment Companies	12,365,001	—	—	12,365,001
Other Short-Term Investment Securities	—	12,145,994	—	12,145,994

Total Investments at Value	$96,994,589	$100,973,355	$144,903	$198,112,847

Other Financial Instruments:+
Futures Contracts	$17,370	$—	$—	$17,370

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$39,368	$128,503	$—	$167,871

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $19,668,385 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

37

VALIC Company I Blue Chip Growth Fund

PORTFOLIO PROFILE — May 31, 2015 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	10.4%
E-Commerce/Products	6.9
Web Portals/ISP	6.5
E-Commerce/Services	4.5
Medical — Wholesale Drug Distribution	4.2
Applications Software	3.6
Medical — Drugs	3.3
Finance — Credit Card	2.7
Diagnostic Equipment	2.7
Internet Content — Entertainment	2.6
Commercial Services — Finance	2.6
Retail — Building Products	2.5
Medical — Generic Drugs	2.5
Computers	2.5
Retail — Restaurants	2.0
Airlines	2.0
Oil Companies — Exploration & Production	1.9
Medical — HMO	1.9
Coatings/Paint	1.9
Retail — Drug Store	1.8
Registered Investment Companies	1.7
Real Estate Investment Trusts	1.6
Retail — Auto Parts	1.6
Aerospace/Defense	1.5
Machinery — General Industrial	1.5
Instruments — Scientific	1.3
Investment Management/Advisor Services	1.3
Internet Application Software	1.3
Chemicals — Specialty	1.2
Diversified Banking Institutions	1.2
Medical Products	1.1
Retail — Apparel/Shoe	1.0
Finance — Investment Banker/Broker	1.0
Medical Instruments	0.9
Casino Hotels	0.9
Multimedia	0.9
Transport — Services	0.9
Banks — Fiduciary	0.8
Metal Processors & Fabrication	0.8
Hotels/Motels	0.8
Finance — Other Services	0.7
Data Processing/Management	0.7
Apparel Manufacturers	0.7
Retail — Gardening Products	0.7
Auto — Cars/Light Trucks	0.6
Athletic Footwear	0.5
Cruise Lines	0.5
Computer Services	0.4
Transport — Rail	0.4
Cosmetics & Toiletries	0.4
Entertainment Software	0.4
Diversified Manufacturing Operations	0.4
Retail — Automobile	0.4
Internet Content — Information/News	0.4
Insurance Brokers	0.3
Transport — Truck	0.3
Retail — Discount	0.2
Beverages — Wine/Spirits	0.2
Chemicals — Diversified	0.2
Computer Software	0.2
Auto/Truck Parts & Equipment — Original	0.2
Machinery — Pumps	0.1
Consulting Services	0.1

101.3%

*	Calculated as a percentage of net assets

38

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.6%
Aerospace/Defense — 1.5%
Boeing Co.	70,500	$9,906,660

Airlines — 2.0%
American Airlines Group, Inc.	181,400	7,685,918
Delta Air Lines, Inc.	1,000	42,920
United Continental Holdings, Inc.†	97,100	5,300,689

		13,029,527

Apparel Manufacturers — 0.7%
Hanesbrands, Inc.	136,600	4,352,076
VF Corp.	700	49,301

		4,401,377

Applications Software — 3.6%
Intuit, Inc.	2,500	260,375
Microsoft Corp.	158,700	7,436,682
Red Hat, Inc.†	54,600	4,218,942
Salesforce.com, Inc.†	140,100	10,192,275
ServiceNow, Inc.†	17,300	1,325,353

		23,433,627

Athletic Footwear — 0.5%
NIKE, Inc., Class B	32,700	3,324,609

Auto - Cars/Light Trucks — 0.6%
Tesla Motors, Inc.†#	15,700	3,937,560

Auto/Truck Parts & Equipment - Original — 0.2%
BorgWarner, Inc.	8,800	529,320
Delphi Automotive PLC	7,300	634,954

		1,164,274

Banks - Fiduciary — 0.8%
Bank of New York Mellon Corp.	7,800	338,208
Northern Trust Corp.	9,400	700,770
State Street Corp.	55,900	4,356,287

		5,395,265

Beverages - Non-alcoholic — 0.0%
Monster Beverage Corp.†	1,800	229,104

Beverages - Wine/Spirits — 0.2%
Constellation Brands, Inc., Class A	11,700	1,379,313

Casino Hotels — 0.9%
Las Vegas Sands Corp.	6,700	340,561
MGM Resorts International†	155,400	3,115,770
Wynn Resorts, Ltd.	25,700	2,587,733

		6,044,064

Chemicals - Diversified — 0.2%
PPG Industries, Inc.	6,000	1,373,340

Chemicals - Specialty — 1.2%
Ashland, Inc.	14,100	1,796,340
Ecolab, Inc.	55,100	6,317,215

		8,113,555

Coatings/Paint — 1.9%
Sherwin-Williams Co.	42,900	12,362,922

Coffee — 0.0%
Keurig Green Mountain, Inc.	1,100	94,864

Commercial Services - Finance — 2.6%
MasterCard, Inc., Class A	182,500	16,837,450

Computer Aided Design — 0.0%
Autodesk, Inc.†	2,800	151,620

Security Description	Shares	Value (Note 2)

Computer Services — 0.4%
Cognizant Technology Solutions Corp., Class A†	21,100	$1,365,592
IHS, Inc., Class A†	10,900	1,345,060

		2,710,652

Computer Software — 0.2%
Akamai Technologies, Inc.†	15,900	1,212,693

Computers — 2.5%
Apple, Inc.	122,900	16,011,412

Consulting Services — 0.1%
Verisk Analytics, Inc., Class A†	10,700	776,606

Cosmetics & Toiletries — 0.4%
Estee Lauder Cos., Inc., Class A	30,900	2,701,587

Cruise Lines — 0.5%
Carnival Corp.	8,400	389,172
Norwegian Cruise Line Holdings, Ltd.†	41,300	2,253,328
Royal Caribbean Cruises, Ltd.	4,400	334,312

		2,976,812

Data Processing/Management — 0.7%
Fiserv, Inc.†	58,000	4,648,700

Diagnostic Equipment — 2.7%
Danaher Corp.	201,880	17,426,282

Diversified Banking Institutions — 1.2%
Citigroup, Inc.	800	43,264
Morgan Stanley	201,400	7,693,480

		7,736,744

Diversified Manufacturing Operations — 0.4%
3M Co.	1,200	190,896
Ingersoll-Rand PLC	10,200	701,556
Textron, Inc.	35,300	1,596,266

		2,488,718

E-Commerce/Products — 6.9%
Alibaba Group Holding, Ltd. ADR†	90,721	8,103,200
Amazon.com, Inc.†	76,200	32,707,326
Vipshop Holdings, Ltd. ADR†#	172,900	4,317,313

		45,127,839

E-Commerce/Services — 4.5%
Ctrip.com International, Ltd. ADR†	6,600	527,142
Netflix, Inc.†	15,700	9,797,742
Priceline Group, Inc.†	16,400	19,221,456

		29,546,340

Entertainment Software — 0.4%
Electronic Arts, Inc.†	39,700	2,491,373

Finance - Credit Card — 2.7%
Visa, Inc., Class A	257,300	17,671,364

Finance - Investment Banker/Broker — 1.0%
TD Ameritrade Holding Corp.	166,000	6,166,900

Finance - Other Services — 0.7%
Intercontinental Exchange, Inc.	20,400	4,830,312

Hotels/Motels — 0.8%
Hilton Worldwide Holdings, Inc.†	138,259	4,003,981
Marriott International, Inc., Class A	12,890	1,005,291
Starwood Hotels & Resorts Worldwide, Inc.	1,400	115,864

		5,125,136

Instruments - Controls — 0.0%
Honeywell International, Inc.	1,000	104,200

39

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Instruments - Scientific — 1.3%
Thermo Fisher Scientific, Inc.	67,100	$8,698,173

Insurance Brokers — 0.3%
Marsh & McLennan Cos., Inc.	36,600	2,131,218

Internet Application Software — 1.3%
Tencent Holdings, Ltd.(1)	415,700	8,328,421

Internet Content - Entertainment — 2.6%
Facebook, Inc., Class A†	212,541	16,831,122
Twitter, Inc.†#	1,000	36,670

		16,867,792

Internet Content - Information/News — 0.4%
LinkedIn Corp., Class A†	12,400	2,417,132

Investment Management/Advisor Services — 1.3%
Ameriprise Financial, Inc.	34,440	4,290,880
Invesco, Ltd.	104,100	4,146,303

		8,437,183

Machinery - General Industrial — 1.5%
Roper Technologies, Inc.	28,800	5,038,848
Wabtec Corp.	44,300	4,443,290

		9,482,138

Machinery - Pumps — 0.1%
Flowserve Corp.	16,400	902,000

Medical Instruments — 0.9%
Intuitive Surgical, Inc.†	9,000	4,389,750
Medtronic PLC	21,892	1,670,797

		6,060,547

Medical Products — 1.1%
Becton Dickinson and Co.	30,100	4,229,351
Cooper Cos., Inc.	5,300	963,381
Stryker Corp.	23,400	2,249,442

		7,442,174

Medical - Biomedical/Gene — 10.4%
Alexion Pharmaceuticals, Inc.†	80,500	13,189,120
Biogen, Inc.†	43,300	17,189,667
Celgene Corp.†	114,700	13,126,268
Gilead Sciences, Inc.†	136,700	15,347,309
Regeneron Pharmaceuticals, Inc.†	11,300	5,791,928
Vertex Pharmaceuticals, Inc.†	26,100	3,348,369

		67,992,661

Medical - Drugs — 3.3%
AbbVie, Inc.	2,000	133,180
Bristol-Myers Squibb Co.	36,400	2,351,440
Eli Lilly & Co.	33,100	2,611,590
Shire PLC ADR	12,700	3,303,905
Valeant Pharmaceuticals International, Inc.†	55,700	13,299,489

		21,699,604

Medical - Generic Drugs — 2.5%
Actavis PLC†	52,051	15,969,767
Perrigo Co. PLC	400	76,120

		16,045,887

Medical - HMO — 1.9%
Anthem, Inc.	24,400	4,095,540
Humana, Inc.	7,600	1,631,340
UnitedHealth Group, Inc.	55,700	6,695,697

		12,422,577

Security Description	Shares	Value (Note 2)

Medical - Wholesale Drug Distribution — 4.2%
AmerisourceBergen Corp.	26,700	$3,005,352
Cardinal Health, Inc.	47,400	4,179,258
McKesson Corp.	86,000	20,401,780

		27,586,390

Metal Processors & Fabrication — 0.8%
Precision Castparts Corp.	24,400	5,163,772

Multimedia — 0.9%
Time Warner, Inc.	6,400	540,672
Walt Disney Co.	48,100	5,308,797

		5,849,469

Oil Companies - Exploration & Production — 1.9%
Cimarex Energy Co.	9,200	1,062,692
Concho Resources, Inc.†	11,900	1,431,570
Continental Resources, Inc.†#	8,300	378,148
EQT Corp.	55,900	4,755,413
Pioneer Natural Resources Co.	18,600	2,749,638
Range Resources Corp.	39,928	2,212,410

		12,589,871

Real Estate Investment Trusts — 1.6%
American Tower Corp.	113,900	10,568,781

Recreational Vehicles — 0.0%
Polaris Industries, Inc.	1,000	143,050

Retail - Apparel/Shoe — 1.0%
L Brands, Inc.	28,100	2,431,212
PVH Corp.	1,300	136,032
Ross Stores, Inc.	41,500	4,011,805

		6,579,049

Retail - Auto Parts — 1.6%
AutoZone, Inc.†	3,900	2,627,118
O’Reilly Automotive, Inc.†	34,200	7,507,926

		10,135,044

Retail - Automobile — 0.4%
CarMax, Inc.†	35,000	2,486,400

Retail - Building Products — 2.5%
Home Depot, Inc.	63,100	7,030,602
Lowe’s Cos., Inc.	130,000	9,097,400

		16,128,002

Retail - Discount — 0.2%
Costco Wholesale Corp.	9,800	1,397,382

Retail - Drug Store — 1.8%
CVS Health Corp.	66,000	6,757,080
Walgreens Boots Alliance, Inc.	54,500	4,678,280

		11,435,360

Retail - Gardening Products — 0.7%
Tractor Supply Co.	48,900	4,261,146

Retail - Restaurants — 2.0%
Chipotle Mexican Grill, Inc.†	3,900	2,400,528
Starbucks Corp.	209,800	10,901,208

		13,301,736

Transport - Rail — 0.4%
Canadian Pacific Railway, Ltd.	9,400	1,548,274
Kansas City Southern	500	45,250
Union Pacific Corp.	11,000	1,110,010

		2,703,534

40

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Transport - Services — 0.9%
FedEx Corp.	33,500	$5,802,870

Transport - Truck — 0.3%
J.B. Hunt Transport Services, Inc.	20,100	1,688,802

Web Portals/ISP — 6.5%
Baidu, Inc. ADR†	63,900	12,613,860
Google, Inc., Class A†	24,300	13,251,276
Google, Inc., Class C†	30,984	16,486,896

		42,352,032

Total Long-Term Investment Securities
(cost $406,771,842)		650,032,998

SHORT-TERM INVESTMENT SECURITIES — 1.7%
Registered Investment Companies — 1.7%
State Street Navigator Securities Lending Prime Portfolio(2)	8,074,528	8,074,528
T. Rowe Price Reserve Investment Fund	2,871,448	2,871,448

Total Short-Term Investment Securities
(cost $10,945,976)		10,945,976

TOTAL INVESTMENTS
(cost $417,717,818)(3)	101.3%	660,978,974
Liabilities in excess of other assets	(1.3)	(8,160,379)

NET ASSETS	100.0%	$652,818,595

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	Security was valued using fair value procedures at May 31, 2015. The aggregate value of these securities was $8,328,421 representing 1.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	At May 31, 2015, the Fund had loaned securities with a total value of $7,997,198. This was secured by collateral of $8,074,528, which was received in cash and subsequently invested in short-term investments currently valued at $8,074,528 as reported in the portfolio of investments. Additional collateral of $169,242 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2015
United States Treasury Bills	zero coupon	06/18/2015 to 07/23/2015	$30,200
United States Treasury Notes/Bonds	0.13% to 8.88%	06/30/2015 to 05/15/2044	139,042

(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Internet Application Software	$—	$8,328,421	$—	$8,328,421
Other industries	641,704,577	—	—	641,704,577
Short-Term Investment Securities	10,945,976	—	—	10,945,976

Total Investments at Value	$652,650,553	$8,328,421	$—	$660,978,974

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $8,328,421 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

41

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO PROFILE — May 31, 2015 (unaudited)

Industry Allocation*

Banks — Super Regional	7.0%
Diversified Banking Institutions	6.4
Medical — Drugs	5.8
Electronic Components — Semiconductors	5.5
Aerospace/Defense	4.7
Medical — HMO	4.4
Cruise Lines	4.2
Registered Investment Companies	3.9
Tobacco	3.9
Auto/Truck Parts & Equipment — Original	3.6
Savings & Loans/Thrifts	3.3
Finance — Consumer Loans	3.1
Time Deposits	3.1
Retail — Discount	2.8
Finance — Credit Card	2.6
Diversified Manufacturing Operations	2.4
Oil Companies — Exploration & Production	2.2
Enterprise Software/Service	2.2
Apparel Manufacturers	1.8
Building & Construction Products — Misc.	1.7
Tools — Hand Held	1.7
Medical — Wholesale Drug Distribution	1.7
Building Products — Cement	1.6
Medical Instruments	1.6
Banks — Fiduciary	1.6
Telephone — Integrated	1.6
Medical — Generic Drugs	1.5
Applications Software	1.5
Building — Residential/Commercial	1.5
Semiconductor Components — Integrated Circuits	1.4
Resorts/Theme Parks	1.4
Investment Management/Advisor Services	1.3
Chemicals — Diversified	1.2
Machinery — Farming	1.0
Oil Companies — Integrated	1.0
Oil Refining & Marketing	1.0
Electric Products — Misc.	1.0
Pharmacy Services	1.0
Instruments — Controls	1.0
Engineering/R&D Services	0.9
Machinery — Construction & Mining	0.9
Finance — Investment Banker/Broker	0.8
Cellular Telecom	0.8
Oil & Gas Drilling	0.4

104.0%

*	Calculated as a percentage of net assets

42

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.0%
Aerospace/Defense — 4.7%
General Dynamics Corp.	4,900	$686,784
Raytheon Co.	5,660	584,452
Rolls-Royce Holdings PLC	8,400	642,180
Spirit AeroSystems Holdings, Inc., Class A†	18,800	1,026,292

		2,939,708

Apparel Manufacturers — 1.8%
Hanesbrands, Inc.	34,300	1,092,798

Applications Software — 1.5%
Microsoft Corp.	20,335	952,898

Auto/Truck Parts & Equipment - Original — 3.6%
Delphi Automotive PLC	14,000	1,217,720
Johnson Controls, Inc.	20,100	1,045,602

		2,263,322

Banks - Fiduciary — 1.6%
State Street Corp.	12,810	998,283

Banks - Super Regional — 7.0%
Capital One Financial Corp.	18,125	1,514,525
Fifth Third Bancorp	29,400	595,056
PNC Financial Services Group, Inc.	9,025	863,602
Wells Fargo & Co.	24,745	1,384,730

		4,357,913

Building & Construction Products - Misc. — 1.7%
Owens Corning	25,200	1,067,472

Building Products - Cement — 1.6%
CRH PLC ADR	36,500	1,023,460

Building - Residential/Commercial — 1.5%
NVR, Inc.†	699	951,059

Cellular Telecom — 0.8%
Vodafone Group PLC ADR	13,354	521,207

Chemicals - Diversified — 1.2%
FMC Corp.	12,500	714,625

Cruise Lines — 4.2%
Carnival Corp.	22,300	1,033,159
Norwegian Cruise Line Holdings, Ltd.†	14,700	802,032
Royal Caribbean Cruises, Ltd.	10,500	797,790

		2,632,981

Diversified Banking Institutions — 6.4%
Bank of America Corp.	74,826	1,234,629
Citigroup, Inc.	28,810	1,558,045
JPMorgan Chase & Co.	18,505	1,217,259

		4,009,933

Diversified Manufacturing Operations — 2.4%
Eaton Corp. PLC	11,100	794,649
SPX Corp.	9,800	728,238

		1,522,887

Electric Products - Misc. — 1.0%
Emerson Electric Co.	10,440	629,636

Electronic Components - Semiconductors — 5.5%
Fairchild Semiconductor International, Inc.†	47,700	950,184
Intel Corp.	15,800	544,468
Microchip Technology, Inc.#	20,900	1,026,817
Texas Instruments, Inc.	16,820	940,574

		3,462,043

Security Description	Shares	Value (Note 2)

Engineering/R&D Services — 0.9%
KBR, Inc.	29,900	$572,585

Enterprise Software/Service — 2.2%
CA, Inc.	14,200	432,390
Oracle Corp.	21,100	917,639

		1,350,029

Finance - Consumer Loans — 3.1%
Navient Corp.	51,305	988,648
SLM Corp.†	94,905	973,725

		1,962,373

Finance - Credit Card — 2.6%
American Express Co.	11,655	929,137
Discover Financial Services	11,400	664,278

		1,593,415

Finance - Investment Banker/Broker — 0.8%
E*TRADE Financial Corp.†	17,700	521,442

Instruments - Controls — 1.0%
Honeywell International, Inc.	6,000	625,200

Investment Management/Advisor Services — 1.3%
Ameriprise Financial, Inc.	6,700	834,753

Machinery - Construction & Mining — 0.9%
Joy Global, Inc.	14,100	549,054

Machinery - Farming — 1.0%
Deere & Co.	6,900	646,392

Medical Instruments — 1.6%
Medtronic PLC	13,130	1,002,082

Medical - Drugs — 5.8%
Johnson & Johnson	8,485	849,688
Merck & Co., Inc.	14,400	876,816
Pfizer, Inc.	27,241	946,625
Sanofi ADR	19,100	943,731

		3,616,860

Medical - Generic Drugs — 1.5%
Teva Pharmaceutical Industries, Ltd. ADR	16,000	961,600

Medical - HMO — 4.4%
Anthem, Inc.	5,915	992,833
Cigna Corp.	6,200	873,146
UnitedHealth Group, Inc.	7,220	867,916

		2,733,895

Medical - Wholesale Drug Distribution — 1.7%
Cardinal Health, Inc.	11,800	1,040,406

Oil & Gas Drilling — 0.4%
Seadrill, Ltd.#	22,700	270,357

Oil Companies - Exploration & Production — 2.2%
ConocoPhillips	7,265	462,635
FMSA Holdings, Inc.†#	39,200	350,056
Occidental Petroleum Corp.	6,965	544,593

		1,357,284

Oil Companies - Integrated — 1.0%
BP PLC ADR	15,535	644,081

Oil Refining & Marketing — 1.0%
Phillips 66	8,100	640,872

Pharmacy Services — 1.0%
Omnicare, Inc.	6,600	628,914

43

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Resort/Theme Parks — 1.4%
SeaWorld Entertainment, Inc.	40,100	$866,160

Retail - Discount — 2.8%
Target Corp.	11,200	888,384
Wal-Mart Stores, Inc.	11,700	868,959

		1,757,343

Savings & Loans/Thrifts — 3.3%
First Niagara Financial Group, Inc.	53,300	474,903
New York Community Bancorp, Inc.#	44,300	785,882
People’s United Financial, Inc.	49,400	768,664

		2,029,449

Semiconductor Components - Integrated Circuits — 1.4%
QUALCOMM, Inc.	12,900	898,872

Telephone - Integrated — 1.6%
Verizon Communications, Inc.	19,638	970,903

Tobacco — 3.9%
Altria Group, Inc.	18,770	961,024
Lorillard, Inc.	11,100	804,528
Philip Morris International, Inc.	8,400	697,788

		2,463,340

Tools - Hand Held — 1.7%
Stanley Black & Decker, Inc.	10,160	1,040,790

Total Long-Term Investment Securities
(cost $46,606,069)		60,718,676

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 7.0%
Registered Investment Companies — 3.9%
State Street Navigator Securities Lending Prime Portfolio(1)	2,477,574	$2,477,574

Time Deposits — 3.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/01/2015	$1,935,000	1,935,000

Total Short-Term Investment Securities
(cost $4,412,574)		4,412,574

TOTAL INVESTMENTS
(cost $51,018,643)(2)	104.0%	65,131,250
Liabilities in excess of other assets	(4.0)	(2,512,227)

NET ASSETS	100.0%	$62,619,023

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At May 31, 2015, the Fund had loaned securities with a total value of $2,417,109. This was secured by collateral of $2,477,574, which was received in cash and subsequently invested in short-term investments currently valued at $2,477,574 as reported in the portfolio of investments.
(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$60,718,676	$—	$—	$60,718,676
Short-Term Investment Securities:
Registered Investment Companies	2,477,574	—	—	2,477,574
Time Deposits	—	1,935,000	—	1,935,000

Total Investments at Value	$63,196,250	$1,935,000	$—	$65,131,250

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

44

VALIC Company I Capital Conservation Fund

PORTFOLIO PROFILE — May 31, 2015 (unaudited)

Industry Allocation*

United States Treasury Notes	23.8%
Federal National Mtg. Assoc.	23.1
Time Deposits	12.1
Federal Home Loan Mtg. Corp.	9.8
Diversified Financial Services	5.9
Diversified Banking Institutions	4.2
United States Treasury Bonds	3.6
Banks — Commercial	3.4
Telephone — Integrated	1.5
Electric — Integrated	1.1
Government National Mtg. Assoc.	1.0
Pipelines	1.0
Oil Companies — Integrated	0.9
Oil Companies — Exploration & Production	0.9
Registered Investment Companies	0.9
Insurance — Multi-line	0.9
Auto — Cars/Light Trucks	0.8
Medical — Generic Drugs	0.7
Diversified Manufacturing Operations	0.7
Savings & Loans/Thrifts	0.7
Paper & Related Products	0.6
Medical Labs & Testing Services	0.6
Multimedia	0.5
Sovereign	0.5
Insurance — Life/Health	0.5
Banks — Super Regional	0.4
Computers	0.4
Finance — Other Services	0.4
Banks — Fiduciary	0.3
Municipal Bonds & Notes	0.3
Real Estate Investment Trusts	0.3
Machinery — Farming	0.3
Medical — Biomedical/Gene	0.3
Brewery	0.2
Finance — Credit Card	0.2
Medical — Drugs	0.2
Insurance — Mutual	0.2
Special Purpose Entities	0.2
Aerospace/Defense	0.2
Beverages — Wine/Spirits	0.2
Networking Products	0.2
Telecommunication Equipment	0.2
Retail — Discount	0.2
Retail — Drug Store	0.2
Enterprise Software/Service	0.2
Tools — Hand Held	0.2
Beverages — Non-alcoholic	0.2
Coatings/Paint	0.2
Oil — Field Services	0.1
Telecom Services	0.1
Consumer Products — Misc.	0.1
Diversified Minerals	0.1
Auto — Heavy Duty Trucks	0.1
Federal Home Loan Bank	0.1
Electronic Components — Misc.	0.1
Electric — Distribution	0.1
Schools	0.1
Steel Pipe & Tube	0.1
Regional Authority	0.1
SupraNational Banks	0.1
Finance — Consumer Loans	0.1
Electronic Components — Semiconductors	0.1
Gold Mining	0.1
Banks — Money Center	0.1
Chemicals — Specialty	0.1
Metal — Copper	0.1
Building Products — Cement	0.1
Chemicals — Plastics	0.1
Medical — HMO	0.1

Trucking/Leasing	0.1
Retail — Building Products	0.1
Finance — Investment Banker/Broker	0.1
Steel — Specialty	0.1
Real Estate Management/Services	0.1
Cellular Telecom	0.1
Medical Instruments	0.1
Tennessee Valley Authority	0.1
Transport — Rail	0.1
Electric — Generation	0.1
Diversified Operations	0.1
Advertising Agencies	0.1

108.7%

Credit Quality†#

Aaa	63.9%
Aa	4.2
A	11.3
Baa	15.9
Ba	2.0
Not Rated@	2.7

100.0%

*	Calculated as a percentage of net assets
@	Represents debt issues that either have no rating, or the rating is unvailable from the data source.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

45

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 5.5%
Diversified Financial Services — 5.5%
American Express Credit Account Master Trust Series 2014-3, Class A 1.49% due 04/15/2020	$102,000	$102,780
AmeriCredit Automobile Receivables Trust Series 2015-2, Class C 2.40% due 01/08/2021	314,000	313,429
AmeriCredit Automobile Receivables Trust Series 2013-3, Class D 3.00% due 07/08/2019	375,000	382,802
Applebee’s Funding LLC/IHOP Funding LLC Series 2014-1, Class A2 4.28% due 09/05/2044*	185,000	190,765
B2R Mtg. Trust Series 2015-1, Class A1 2.52% due 05/15/2048*	276,387	276,045
BA Credit Card Trust Series 2015-A2, Class A 1.36% due 09/15/2020	333,000	333,101
Capital Auto Receivables Asset Trust Series 2015-2, Class A2 1.39% due 09/20/2018	409,000	409,061
Chase Issuance Trust FRS Series 2014-A5, Class A5 0.56% due 04/15/2021	228,000	228,089
Citibank Credit Card Issuance Trust Series 2014-A2, Class A2 1.02% due 02/22/2019	343,000	343,372
Citibank Credit Card Issuance Trust Series 2014-A1, Class A1 2.88% due 01/23/2023	73,000	75,945
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(1)	420,000	435,333
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(1)	216,000	224,724
CLI Funding V LLC Series 2014-2A, Class A 3.38% due 10/18/2029*	151,608	153,220
Commercial Mtg. Trust Series 2014-UBS2, Class A2 2.82% due 03/10/2047(1)	219,000	226,899
Commercial Mtg. Trust Series 2015-CR22, Class A2 2.86% due 03/10/2048(1)	470,000	486,324
Core Industrial Trust Series 2015-1, Class A 3.04% due 02/10/2034*(1)	1,224,000	1,253,320
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A1 1.68% due 04/15/2050(1)	143,201	144,049
DB Master Finance LLC Series 2015-1A, Class A2II 3.98% due 02/20/2045*	332,168	335,713
Dell Equipment Finance Trust Series 2015-1, Class A3 1.30% due 03/23/2020*	335,000	334,869
Ford Credit Auto Owner Trust Series 2014-C, Class B 1.97% due 04/15/2020	282,000	284,180
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	361,000	362,010
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(1)	192,000	193,683

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	$240,000	$248,787
JPM-BB Commercial Mtg. Securities Trust Series 2013-C15, Class A2 2.98% due 11/15/2045(1)	206,000	214,459
LB-UBS Commercial Mtg. Trust Series 2007-C1, Class A4 5.42% due 02/15/2040(1)	957,136	1,009,870
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class A2 3.10% due 12/15/2047(1)	320,000	334,904
Nissan Auto Lease Trust Series 2014-A, Class A4 1.04% due 10/15/2019	375,000	375,444
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(2)	491,973	491,227
Santander Drive Auto Receivables Trust Series 2014-5, Class C 2.46% due 06/15/2020	282,000	284,914
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A 2.05% due 06/20/2031*	136,440	137,443
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/2045(1)	1,000,000	1,023,271
Wells Fargo Commercial Mtg. Trust Series BH3-C26, Class A2 2.66% due 02/15/2048(1)	1,100,000	1,129,758
Wendys Funding LLC Series 2015-1A, Class A2I 3.37% due 06/15/2045*	215,000	215,838
Wendys Funding LLC Series 2015-1A, Class A23 4.50% due 06/15/2045*	215,000	215,000
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A2 2.92% due 08/15/2047(1)	251,000	260,902
WF-RBS Commercial Mtg. Trust Series 2014-C25, Class A2 2.93% due 11/15/2047(1)	900,000	935,574

Total Asset Backed Securities (cost $14,034,085)		13,967,104

U.S. CORPORATE BONDS & NOTES — 19.6%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	126,000	130,994

Aerospace/Defense — 0.2%
BAE Systems Holdings, Inc. Company Guar. Notes 3.80% due 10/07/2024*	102,000	105,349
BAE Systems Holdings, Inc. Company Guar. Notes 4.75% due 10/07/2044*	151,000	155,448
Boeing Co. Senior Notes 0.95% due 05/15/2018	302,000	298,846

		559,643

46

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Auto - Cars/Light Trucks — 0.6%
American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	$305,000	$305,615
Daimler Finance North America LLC Company Guar. Notes 1.38% due 08/01/2017*	393,000	393,139
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	413,000	414,261
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	150,000	152,948
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	163,000	163,173

		1,429,136

Auto - Heavy Duty Trucks — 0.1%
PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	335,000	339,327

Banks - Commercial — 0.9%
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	621,000	623,221
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	258,000	260,195
KeyBank NA Senior Notes 2.25% due 03/16/2020	313,000	313,639
MUFG Union Bank NA Senior Notes 3.00% due 06/06/2016	810,000	826,901
PNC Bank NA Senior Notes 1.13% due 01/27/2017	325,000	325,489

		2,349,445

Banks - Fiduciary — 0.2%
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	540,000	559,229

Banks - Super Regional — 0.3%
Bank of America NA Senior Notes 1.65% due 03/26/2018	275,000	275,058
Wells Fargo & Co. Senior Notes 1.40% due 09/08/2017	293,000	294,021
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	297,000	306,523

		875,602

Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017	630,000	634,695

Building Products - Cement — 0.1%
CRH America, Inc. Company Guar. Notes 3.88% due 05/18/2025*	211,000	213,618

Security Description	Principal Amount	Value (Note 2)

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Notes 3.66% due 05/15/2025*	$169,000	$169,000

Chemicals - Specialty — 0.1%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	179,000	234,286

Coatings/Paint — 0.2%
RPM International, Inc. Senior Notes 5.25% due 06/01/2045	409,000	401,337

Computers — 0.4%
Apple, Inc. Senior Notes 2.00% due 05/06/2020	367,000	368,042
Apple, Inc. Senior Notes 3.20% due 05/13/2025	236,000	238,372
Apple, Inc. Senior Notes 3.45% due 02/09/2045	184,000	160,521
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	320,000	337,180

		1,104,115

Consumer Products - Misc. — 0.0%
Kimberly-Clark Corp. Senior Notes 1.85% due 03/01/2020	87,000	86,766

Diversified Banking Institutions — 2.9%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	878,000	891,998
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	247,000	244,762
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	296,000	297,937
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	245,000	242,685
Goldman Sachs Group, Inc. Senior Notes 2.55% due 10/23/2019	310,000	311,997
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	174,000	177,581
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	274,000	309,211
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	261,000	321,191
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	726,000	891,588
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	399,000	398,097
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	175,000	177,022

47

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Sub. Notes 4.13% due 12/15/2026	$274,000	$276,586
JPMorgan Chase & Co. Sub. Notes 4.95% due 06/01/2045	290,000	293,800
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	334,000	388,948
Morgan Stanley Senior Notes 1.88% due 01/05/2018	409,000	411,091
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	892,000	916,314
Morgan Stanley Senior Notes 4.75% due 03/22/2017	423,000	448,419
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	248,000	267,909
NationsBank Corp. Sub. Notes 7.25% due 10/15/2025	44,000	54,553

		7,321,689

Diversified Financial Services — 0.4%
General Electric Capital Corp. Company Guar. Notes 1.50% due 07/12/2016	399,000	402,702
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	272,000	341,480
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	359,000	363,356

		1,107,538

Diversified Manufacturing Operations — 0.4%
General Electric Co. Senior Notes 2.70% due 10/09/2022	262,000	262,312
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	330,000	377,669
Textron, Inc. Senior Notes 4.63% due 09/21/2016	305,000	318,154

		958,135

Diversified Operations — 0.1%
MUFG Americas Holdings Corp. Senior Notes 1.63% due 02/09/2018	131,000	131,009

Electric - Integrated — 0.9%
Arizona Public Service Co. Senior Notes 2.20% due 01/15/2020	134,000	134,928
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	326,000	358,388
Entergy Arkansas, Inc. 1st Mtg. Bonds 4.95% due 12/15/2044	192,000	196,742

Security Description	Principal Amount	Value (Note 2)

Electric - Integrated (continued)
Entergy Louisiana LLC 1st Mtg. Bonds 4.95% due 01/15/2045	$172,000	$174,101
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	180,000	182,529
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	262,000	329,630
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	112,000	114,258
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	146,000	152,637
Southern California Edison Co. 1st Mtg. Bonds 1.13% due 05/01/2017	310,000	311,153
Southern Co. Senior Notes 1.30% due 08/15/2017	259,000	259,233
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	137,000	140,686

		2,354,285

Electronic Components - Misc. — 0.1%
Corning, Inc. Senior Notes 1.50% due 05/08/2018	160,000	160,310
Corning, Inc. Senior Notes 2.90% due 05/15/2022	160,000	161,423

		321,733

Electronic Components - Semiconductors — 0.1%
Intel Corp. Senior Notes 1.35% due 12/15/2017	249,000	250,469

Electronics - Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 3.95% due 05/28/2024	72,000	71,399

Enterprise Software/Service — 0.2%
Oracle Corp. Senior Notes 3.90% due 05/15/2035	241,000	233,303
Oracle Corp. Senior Notes 4.13% due 05/15/2045	242,000	234,245

		467,548

Finance - Consumer Loans — 0.1%
Synchrony Financial Senior Notes 4.25% due 08/15/2024	253,000	259,503

Finance - Credit Card — 0.2%
American Express Credit Corp. Senior Notes 1.55% due 09/22/2017	95,000	95,454
American Express Credit Corp. Senior Notes 2.38% due 05/26/2020	266,000	266,562

48

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance - Credit Card (continued)
Discover Financial Services Senior Notes 3.75% due 03/04/2025	$275,000	$269,225

		631,241

Finance - Investment Banker/Broker — 0.1%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	89,000	10,137
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(3)	87,000	9
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(3)	112,000	11
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	176,000	177,879

		188,036

Finance - Other Services — 0.3%
National Rural Utilities Cooperative Finance Corp. Senior Notes 0.95% due 04/24/2017	134,000	133,929
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	478,000	480,281
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020	269,000	268,769

		882,979

Gas - Distribution — 0.0%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	109,000	116,439

Insurance - Life/Health — 0.3%
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	185,000	210,653
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*	320,000	320,152
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	117,000	118,043

		648,848

Insurance - Multi-line — 0.6%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	477,000	584,950
Metropolitan Life Global Funding I Sec. Notes 1.30% due 04/10/2017*	876,000	878,109

		1,463,059

Insurance - Mutual — 0.2%
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	169,000	157,423
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	453,000	458,337

		615,760

Security Description	Principal Amount	Value (Note 2)

Machinery - Farming — 0.3%
John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	$351,000	$352,313
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	429,000	432,754

		785,067

Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 3.50% due 03/15/2025*	162,000	165,888

Medical Labs & Testing Services — 0.6%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	71,000	71,096
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	229,000	225,285
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	117,000	112,885
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*#	441,000	444,146
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	548,000	556,469

		1,409,881

Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	56,000	56,967

Medical - Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 3.13% due 05/01/2025	330,000	321,007
Amgen, Inc. Senior Notes 4.40% due 05/01/2045	362,000	350,491

		671,498

Medical - Drugs — 0.1%
AbbVie, Inc. Senior Notes 3.20% due 11/06/2022	98,000	98,433
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	114,000	114,729

		213,162

Medical - Generic Drugs — 0.3%
Mylan, Inc. Company Guar. Notes 5.40% due 11/29/2043	238,000	255,775
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	519,000	543,666

		799,441

Medical - HMO — 0.1%
UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017	211,000	212,270

49

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Metal - Copper — 0.1%
Freeport-McMoRan, Inc. Company Guar. Notes 2.30% due 11/14/2017	$230,000	$230,336

Multimedia — 0.5%
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	100,000	126,573
Time Warner, Inc. Company Guar. Notes 3.60% due 07/15/2025	830,000	827,024
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	118,000	114,143
Viacom, Inc. Senior Notes 5.25% due 04/01/2044	121,000	117,897

		1,185,637

Networking Products — 0.2%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	528,000	537,949

Oil Companies - Exploration & Production — 0.8%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	600,000	720,979
Hess Corp. Senior Notes 5.60% due 02/15/2041	338,000	361,197
Hess Corp. Senior Notes 7.88% due 10/01/2029	154,000	200,264
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	148,000	149,811
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	130,000	130,659
Southwestern Energy Co. Senior Notes 3.30% due 01/23/2018	71,000	73,005
Southwestern Energy Co. Senior Notes 4.05% due 01/23/2020	133,000	137,789
Southwestern Energy Co. Senior Notes 4.95% due 01/23/2025	263,000	273,169

		2,046,873

Oil Companies - Integrated — 0.4%
Chevron Corp. Senior Notes 1.37% due 03/02/2018	289,000	289,799
Chevron Corp. Senior Notes 1.96% due 03/03/2020	159,000	159,436
ConocoPhillips Co. Company Guar. Notes 1.50% due 05/15/2018	114,000	114,207
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018	290,000	290,649

Security Description	Principal Amount	Value (Note 2)

Oil Companies - Integrated (continued)
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	$204,000	$239,903

		1,093,994

Oil - Field Services — 0.1%
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.63% due 05/01/2021	126,000	132,300
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	210,000	225,487

		357,787

Paper & Related Products — 0.6%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	251,000	276,825
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	425,000	428,686
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	368,000	379,375
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	366,000	413,774
International Paper Co. Senior Notes 3.80% due 01/15/2026	118,000	118,683

		1,617,343

Pipelines — 1.0%
Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018*	59,000	59,543
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025*	286,000	290,251
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	131,000	114,964
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	607,000	699,495
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	270,000	257,271
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045	222,000	208,303
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	371,000	409,810
EnLink Midstream Partners LP Senior Notes 4.15% due 06/01/2025	163,000	163,365
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	137,000	130,772
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 02/15/2026	113,000	113,573

		2,447,347

50

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts — 0.3%
AvalonBay Communities, Inc. Senior Notes 3.45% due 06/01/2025	$101,000	$102,323
HCP, Inc. Senior Notes 3.75% due 02/01/2016	160,000	162,943
Omega Healthcare Investors, Inc. Company Guar. Notes 4.50% due 04/01/2027*	311,000	306,162
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024	239,000	249,622

		821,050

Real Estate Management/Services — 0.1%
American Campus Communities Operating Partnership LP Company Guar. Notes 4.13% due 07/01/2024	168,000	172,804

Retail - Building Products — 0.1%
Home Depot, Inc. Senior Notes 4.25% due 04/01/2046	188,000	189,084

Retail - Discount — 0.2%
Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	306,000	303,301
Dollar General Corp. Company Guar. Notes 4.13% due 07/15/2017	215,000	225,296

		528,597

Retail - Drug Store — 0.2%
CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	132,108	141,646
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	151,104	174,840
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	147,860	174,992

		491,478

Retail - Restaurants — 0.0%
McDonald’s Corp. Senior Notes 4.60% due 05/26/2045	121,000	122,638

Savings & Loans/Thrifts — 0.7%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	363,000	383,210
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	791,000	875,564
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	400,000	447,180

		1,705,954

Schools — 0.1%
President and Fellows of Harvard College Notes 3.62% due 10/01/2037	113,000	110,830

Security Description	Principal Amount	Value (Note 2)

Schools (continued)
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	$180,000	$186,291

		297,121

Special Purpose Entities — 0.2%
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	435,000	442,439
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*	162,000	158,974

		601,413

Steel Pipe & Tube — 0.1%
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	303,000	281,837

Steel - Specialty — 0.1%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	175,000	181,562

Telecommunication Equipment — 0.2%
Harris Corp. Senior Notes 3.83% due 04/27/2025	66,000	66,107
Harris Corp. Senior Notes 4.85% due 04/27/2035	241,000	237,589
Harris Corp. Senior Notes 5.05% due 04/27/2045	228,000	226,512

		530,208

Telephone - Integrated — 1.2%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	523,000	514,944
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	148,000	143,945
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	277,000	246,934
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	362,000	343,175
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	343,000	326,625
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	313,000	314,792
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	104,000	100,098
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	30,000	32,720
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055*	674,000	606,464

51

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telephone - Integrated (continued)
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	$504,000	$486,361
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	15,000	17,642

		3,133,700

Transport - Rail — 0.1%
Union Pacific Corp. Senior Notes 3.88% due 02/01/2055	170,000	157,625

Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.05% due 01/09/2020*	189,000	191,639

Total U.S. Corporate Bonds & Notes
(cost $49,869,343)		50,115,013

FOREIGN CORPORATE BONDS & NOTES — 6.5%
Auto - Cars/Light Trucks — 0.2%
Hyundai Capital Services, Inc. Senior Notes 4.38% due 07/27/2016*	375,000	388,551
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	163,000	166,404

		554,955

Banks - Commercial — 2.4%
Abbey National Treasury Services PLC Company Guar. Notes 1.38% due 03/13/2017	24,000	24,108
ANZ New Zealand Int’l, Ltd. Company Guar. Notes 1.13% due 03/24/2016*	760,000	763,052
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 1.45% due 09/08/2017*	324,000	323,221
BPCE SA Sub. Notes 4.50% due 03/15/2025*	314,000	312,219
Credit Suisse Senior Notes 1.70% due 04/27/2018	268,000	266,853
Credit Suisse Sub. Notes 5.40% due 01/14/2020	466,000	519,277
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 4.88% due 05/15/2045*	363,000	367,796
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	336,000	338,766
ING Bank NV Senior Notes 4.00% due 03/15/2016*	278,000	284,508
Intesa Sanpaolo SpA Sub. Notes 5.02% due 06/26/2024*	480,000	481,553
Kookmin Bank Senior Notes 1.63% due 07/14/2017*	783,000	782,945

Security Description	Principal Amount	Value (Note 2)

Banks - Commercial (continued)
National Australia Bank, Ltd. Senior Notes 2.75% due 03/09/2017	$506,000	$521,436
National Bank of Canada Company Guar. Notes 1.45% due 11/07/2017	650,000	648,792
Standard Chartered PLC Senior Notes 2.25% due 04/17/2020*	431,000	426,597
Standard Chartered PLC Senior Notes 3.20% due 04/17/2025*	209,000	201,930

		6,263,053

Banks - Money Center — 0.1%
Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*	239,000	242,008

Beverages - Non-alcoholic — 0.2%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	410,000	417,380

Beverages - Wine/Spirits — 0.2%
Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017	497,000	549,244

Consumer Products - Misc. — 0.1%
Kimberly-Clark de Mexico SAB de CV Senior Notes 3.25% due 03/12/2025*	259,000	256,734

Diversified Banking Institutions — 0.9%
Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*	222,000	220,451
Deutsche Bank AG Senior Notes 1.88% due 02/13/2018	916,000	917,981
Deutsche Bank AG Sub. Notes 4.50% due 04/01/2025	381,000	374,101
UBS AG Senior Notes 1.80% due 03/26/2018	495,000	495,374
UBS AG Sub. Notes 5.13% due 05/15/2024	223,000	227,316

		2,235,223

Diversified Manufacturing Operations — 0.3%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044	98,000	98,011
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.25% due 05/27/2025*	266,000	267,995
Siemens Financieringsmaatschappij NV Company Guar. Notes 4.40% due 05/27/2045*	382,000	392,551

		758,557

Diversified Minerals — 0.1%
Anglo American Capital PLC Company Guar. Notes 4.13% due 04/15/2021*	218,000	222,021

52

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Minerals (continued)
Anglo American Capital PLC Company Guar. Notes 4.88% due 05/14/2025*	$118,000	$117,935

		339,956

Electric - Generation — 0.1%
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	122,000	136,823

Gold Mining — 0.1%
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	165,000	163,595
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024	88,000	85,494

		249,089

Insurance - Multi-line — 0.2%
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	135,000	136,152
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	304,000	299,096

		435,248

Medical - Drugs — 0.1%
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	404,000	407,543

Medical - Generic Drugs — 0.4%
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	269,000	272,718
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	168,000	169,179
Actavis Funding SCS Company Guar. Notes 3.85% due 06/15/2024	237,000	239,619
Perrigo Finance PLC Company Guar. Notes 3.50% due 12/15/2021	237,000	242,184

		923,700

Oil Companies - Exploration & Production — 0.1%
Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042	343,000	326,074

Oil Companies - Integrated — 0.5%
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	475,000	475,981
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	167,000	168,039
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	201,000	226,582
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	22,000	21,428

Security Description	Principal Amount	Value (Note 2)

Oil Companies - Integrated (continued)
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	$216,000	$217,017
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	188,000	190,688
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	121,000	123,827

		1,423,562

Petrochemicals — 0.1%
Mexichem SAB de CV Company Guar. Notes 5.88% due 09/17/2044*	219,000	212,540

SupraNational Banks — 0.1%
North American Development Bank Senior Notes 2.30% due 10/10/2018	257,000	261,831

Telephone - Integrated — 0.3%
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019	212,000	240,090
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	423,000	486,450

		726,540

Total Foreign Corporate Bonds & Notes
(cost $16,609,789)		16,720,060

MUNICIPAL BONDS & NOTES — 0.3%
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	335,000	345,576
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	241,000	241,157
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	216,000	245,445

Total Municipal Bonds & Notes
(cost $789,577)		832,178

U.S. GOVERNMENT AGENCIES — 34.1%
Federal Home Loan Bank — 0.1%
Federal Home Loan Bank 5.50% due 07/15/2036	250,000	336,035

Federal Home Loan Mtg. Corp. — 9.8%
1.89% due 02/01/2037 FRS	113,013	119,028
2.48% due 11/01/2037 FRS	910,782	977,442
2.50% due 01/01/2028	372,397	381,943
2.50% due 04/01/2028	906,674	929,926
3.00% due 08/01/2027	711,867	745,332
3.00% due 10/01/2042	769,186	780,860
3.00% due 11/01/2042	1,328,652	1,347,953
3.00% due 02/01/2043	436,490	442,731
3.00% due 04/01/2043	885,590	898,058
3.00% due 05/01/2043	1,253,497	1,272,533
3.00% due 08/01/2043	910,987	923,513
3.50% due 11/01/2041	999,340	1,044,553
3.50% due 03/01/2042	286,891	299,910

53

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
3.50% due 04/01/2042	$1,668,209	$1,743,859
3.50% due 06/01/2042	2,169,006	2,267,446
3.50% due 08/01/2042	399,577	418,698
3.50% due 03/01/2045	2,530,330	2,643,513
4.00% due 09/01/2040	165,282	176,924
4.50% due 01/01/2039	27,777	30,141
4.50% due 06/01/2041	1,120,721	1,220,179
5.00% due 10/01/2033	2,082	2,307
5.00% due 06/01/2039	656,095	734,245
5.00% due 07/01/2040	1,209,380	1,351,547
5.50% due 11/01/2018	44,293	46,456
5.50% due 02/01/2035	201,343	227,878
6.00% due 10/01/2033	164,987	189,224
6.00% due 03/01/2040	1,464	1,670
6.50% due 02/01/2035	7,436	8,691
6.50% due 01/01/2036	22,143	25,440
6.75% due 09/15/2029	500,000	739,990
6.75% due 03/15/2031	250,000	369,701
7.00% due 11/01/2016	1,793	1,832
Federal Home Loan Mtg. Corp. REMIC Series 3964, Class MD 2.00% due 01/15/2041(2)	59,222	60,093
Federal Home Loan Mtg. Corp., REMIC FRS Series 3572, Class JS 6.61% due 09/15/2039(2)(4)	550,692	91,921
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk
Series 2014-HQ1, Class M1 1.83% due 08/25/2024 FRS(2)	373,067	374,856
Series 2014-DN1, Class M2 2.38% due 02/25/2024 FRS(2)	611,000	618,402
Series 2014-HQ2, Class M2 2.38% due 09/25/2024 FRS(2)	800,000	806,297
Series 2015-HQ1, Class M2 2.38% due 03/25/2025 FRS(2)	861,000	867,722

		25,182,814

Federal National Mtg. Assoc. — 23.1%
Fannie Mae Connecticut Avenue Securities Series 2014-C01, Class M1 1.78% due 01/25/2024(2)	432,392	435,146
Series 2013-C01, Class M1 2.18% due 10/25/2023(2)	529,709	537,579
Federal National Mtg. Assoc. 2.11% due 05/01/2037 FRS	192,831	204,801
2.28% due 07/01/2039 FRS	595,068	629,080
2.32% due 05/01/2040 FRS	888,648	948,368
2.39% due 06/01/2034 FRS	721,812	772,387
2.41% due 11/01/2036 FRS	387,314	414,347
2.44% due 08/01/2035 FRS	435,223	467,013
2.50% due 04/01/2028	496,029	509,269
2.50% due June 15 TBA	1,700,000	1,737,774
3.00% due 10/01/2040 FRS	223,771	238,346
3.00% due 10/01/2027	177,828	186,120
3.00% due 12/01/2027	1,289,803	1,348,642
3.00% due 01/01/2028	1,550,723	1,623,093
3.00% due 03/01/2042	969,422	986,061
3.00% due 12/01/2042	1,014,931	1,032,350
3.00% due 02/01/2045	943,423	957,438
3.00% due June 15 TBA	315,000	329,114
3.00% due June 30 TBA	6,450,000	6,539,821
3.21% due 10/01/2040 FRS	565,472	603,822
3.50% due 08/01/2026	301,607	320,575
3.50% due 09/01/2026	90,234	96,122
3.50% due 08/01/2027	140,810	149,411
3.50% due 10/01/2028	827,910	883,417

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
3.50% due 12/01/2041	$720,884	$756,593
3.50% due 06/01/2042	450,588	471,504
3.50% due 07/01/2042	125,002	128,848
3.50% due 08/01/2042	2,104,662	2,194,909
3.50% due 08/01/2043	870,675	910,920
3.50% due June 15 TBA	400,000	424,250
3.50% due June 30 TBA	4,607,000	4,815,394
4.00% due 04/01/2039	302,486	322,834
4.00% due 07/01/2040	242,979	263,280
4.00% due 09/01/2040	153,610	163,927
4.00% due 10/01/2040	164,870	176,664
4.00% due 12/01/2040	1,850,690	1,981,922
4.00% due 03/01/2041	298,465	319,641
4.00% due 10/01/2041	1,817,619	1,947,030
4.00% due 11/01/2041	984,284	1,053,600
4.00% due 01/01/2042	145,139	155,405
4.00% due 12/01/2043	918,931	993,116
4.00% due 10/01/2044	878,647	938,851
4.00% due June 30 TBA	3,843,000	4,103,829
4.50% due 11/01/2022	224,180	235,993
4.50% due 10/01/2024	457,706	491,501
4.50% due 01/01/2039	72,000	78,338
4.50% due 09/01/2039	406,306	442,681
4.50% due 09/01/2040	1,095,470	1,194,603
4.50% due 11/01/2040	324,949	354,211
4.50% due 12/01/2040	662,707	722,848
4.50% due 05/01/2041	587,259	640,392
4.50% due 07/01/2041	232,638	253,739
4.50% due June 30 TBA	2,615,000	2,843,159
5.00% due 03/15/2016	1,140,000	1,181,719
5.00% due 05/11/2017	500,000	541,490
5.00% due 10/01/2033	5,912	6,569
5.00% due 03/01/2034	82,566	92,125
5.00% due 05/01/2039	437,190	485,955
5.00% due 05/01/2040	204,909	229,012
5.00% due 06/01/2040	126,757	140,835
5.00% due 07/01/2040	479,080	532,932
5.00% due June 30 TBA	511,000	568,408
5.50% due 12/01/2029	141,147	159,561
5.50% due 04/01/2033	112,280	127,692
5.50% due 12/01/2033	110,612	125,709
5.50% due 07/01/2037	664,937	751,687
5.50% due 08/01/2037	404,593	457,539
5.50% due 06/01/2038	62,262	71,057
6.00% due 03/01/2016	61	61
6.00% due 12/01/2016	3,437	3,527
6.00% due 11/01/2017	11,465	11,876
6.00% due 12/01/2020	33,952	35,758
6.00% due 12/01/2036	808,506	924,803
6.00% due 11/01/2038	236,971	270,999
6.00% due 06/01/2040	175,875	201,283
6.50% due 10/01/2037	69,798	82,943
7.50% due 08/01/2015	3	3
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(2)	722,827	726,382

		59,060,003

Government National Mtg. Assoc. — 1.0%
3.00% due 02/20/2045	1,007,937	1,034,583
3.50% due 03/20/2045	809,052	851,776
3.50% due June 30 TBA	706,000	741,589

		2,627,948

54

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Tennessee Valley Authority — 0.1%
Tennessee Valey Authority 1.75% due 10/15/2018	$155,000	$157,793

Total U.S. Government Agencies
(cost $86,460,161)		87,364,593

U.S. GOVERNMENT TREASURIES — 27.4%
United States Treasury Bonds — 3.6%
2.75% due 11/15/2042	423,000	412,822
3.00% due 11/15/2044	452,000	464,536
3.13% due 11/15/2041	809,000	852,863
3.13% due 02/15/2042	408,000	429,452
3.13% due 08/15/2044	362,000	380,977
3.38% due 05/15/2044	259,000	285,244
3.50% due 02/15/2039	483,000	541,866
3.63% due 02/15/2044	1,115,000	1,283,818
3.88% due 08/15/2040	54,000	64,370
4.25% due 05/15/2039	267,000	335,043
4.38% due 11/15/2039	934,000	1,195,374
4.50% due 02/15/2036	875,000	1,137,432
4.50% due 05/15/2038	120,000	155,709
4.75% due 02/15/2037	587,000	787,910
5.00% due 05/15/2037	159,000	220,525
5.25% due 11/15/2028	404,000	538,993
8.13% due 08/15/2019	92,000	117,760

		9,204,694

United States Treasury Notes — 23.8%
1.50% due 01/31/2022	3,444,000	3,373,505
0.38% due 11/15/2015	9,000	9,010
0.50% due 07/31/2017	3,351,000	3,338,956
0.63% due 08/31/2017	6,669,000	6,657,536
0.75% due 12/31/2017	234,000	233,616
0.88% due 02/28/2017	1,600,000	1,609,501
0.88% due 01/15/2018	600,000	600,656
1.00% due 08/31/2016	103,000	103,780
1.38% due 11/30/2015	53,000	53,323
1.38% due 02/28/2019	510,000	513,387
1.38% due 03/31/2020	814,000	811,201
1.38% due 04/30/2020	441,000	439,036
1.50% due 01/31/2019	4,400,000	4,452,593
1.63% due 12/31/2019	1,200,000	1,211,531
1.63% due 08/15/2022	2,390,000	2,351,349
1.75% due 10/31/2018	7,911,000	8,087,146
1.75% due 03/31/2022	134,000	133,267
2.00% due 02/15/2025#	4,503,000	4,465,004
2.13% due 12/31/2015	150,000	151,699
2.13% due 09/30/2021	800,000	817,250
2.13% due 12/31/2021	1,700,000	1,734,265
2.25% due 11/15/2024	5,907,000	5,990,531
2.38% due 08/15/2024	958,000	982,849
2.50% due 05/15/2024	4,538,000	4,707,467
2.75% due 12/31/2017	1,511,000	1,585,606
3.13% due 05/15/2019	11,000	11,793
3.63% due 08/15/2019	27,000	29,552
3.88% due 05/15/2018	4,109,000	4,463,081
4.00% due 08/15/2018	1,403,000	1,537,162
4.25% due 08/15/2015	538,000	542,666

		60,998,318

Total U.S. Government Treasuries
(cost $69,017,113)		70,203,012

FOREIGN GOVERNMENT OBLIGATIONS — 0.7%
Electric - Distribution — 0.1%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	298,000	300,751

Security Description	Shares/ Principal Amount	Value (Note 2)

Regional Authority — 0.1%
Province of British Columbia Senior Notes 2.85% due 06/15/2015	$272,000	$272,245

Sovereign — 0.5%
Government of Canada Senior Notes 0.88% due 02/14/2017	308,000	309,220
United Mexican States Senior Notes 4.75% due 03/08/2044	195,000	196,511
United Mexican States Senior Notes 3.50% due 01/21/2021	423,000	436,113
United Mexican States Senior Notes 3.60% due 01/30/2025	240,000	241,320

		1,183,164

Total Foreign Government Obligations
(cost $1,708,643)		1,756,160

PREFERRED SECURITIES — 0.2%
Electric - Integrated — 0.1%
Entergy Louisiana LLC 4.70%	7,100	169,051

Telecom Services — 0.1%
Qwest Corp. 6.13%#	13,750	344,438

Total Preferred Securities
(cost $521,212)		513,489

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.4%
Banks - Commercial — 0.1%
Nordea Bank AB FRS 6.13% due 09/23/2024*(6)	212,000	217,169

Banks - fiduciary — 0.1%
Bank of New York Mellon Corp. FRS 4.95% due 06/20/2020(6)	259,000	259,000
State Street Corp. FRS 5.25% due 09/15/2020(6)	125,000	126,406

		385,406

Banks - Super Regional — 0.1%
Wells Fargo & Co. FRS Series U 5.88% due 06/15/2025(6)	228,000	239,685
Wells Fargo Capital X 5.95% due 12/01/2086	97,000	98,697

		338,382

Diversified Banking Institutions — 0.4%
HSBC Holdings PLC FRS 6.38% due 03/30/2025(6)	206,000	211,356
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(6)	158,000	162,740
JPMorgan Chase & Co. FRS Series Z 5.30% due 05/01/2020(6)	137,000	137,329
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(6)	549,000	585,508

		1,096,933

55

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Electric - Integrated — 0.1%
Dominion Resources, Inc. FRS 5.75% due 10/01/2054	$154,000	$164,960

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00% due 11/30/2056†(3)	78,000	8

Finance - Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	216,000	217,728

Insurance - Life/Health — 0.2%
Prudential Financial, Inc. FRS 5.38% due 05/15/2045	94,000	94,646
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	283,000	300,334

		394,980

Insurance - Multi-line — 0.1%
MetLife, Inc. 6.40% due 12/15/2066	284,000	324,612

Pipelines — 0.0%
TransCanada Trust FRS 5.63% due 05/20/2025	118,000	120,065

Tools - Hand Held — 0.2%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	396,000	430,650

Total Preferred Securities/Capital Securities
(cost $3,555,069)		3,690,893

Total Long-Term Investment Securities
(cost $242,564,992)		245,162,502

SHORT-TERM INVESTMENT SECURITIES — 13.0%
Registered Investment Companies — 0.9%
State Street Navigator Securities Lending Prime Portfolio(5)	2,359,086	2,359,086

Security Description	Principal Amount	Value (Note 2)

Time Deposits — 12.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/01/2015	$30,892,000	$30,892,000

Total Short-Term Investment Securities
(cost $33,251,086)		33,251,086

TOTAL INVESTMENTS
(cost $275,816,078)(7)	108.7%	278,413,588
Liabilities in excess of other assets	(8.7)	(22,371,022)

NET ASSETS	100.0%	$256,042,566

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2015, the aggregate value of these securities was $21,305,414 representing 8.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Illiquid security. At May 31, 2015, the aggregate value of these securities was $28 representing 0.0% of net assets.
(4)	Interest Only
(5)	At May 31, 2015, the Fund had loaned securities with a total value of $2,315,695. This was secured by collateral of $2,359,086, which was received in cash and subsequently invested in short-term investments currently valued at $2,359,086 as reported in the Portfolio of Investments
(6)	Perpetual maturity — maturity date reflects the next call date.
(7)	See Note 5 for cost of investments on a tax basis.

REMIC—Real Estate Mortgage Investment Conduit

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of May 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$13,967,104	$—	$13,967,104
U.S. Corporate Bonds & Notes	—	50,115,013	—	50,115,013
Foreign Corporate Bonds & Notes	—	16,720,060	—	16,720,060
Municipal Bonds & Notes	—	832,178	—	832,178
U.S. Government Agencies	—	87,364,593	—	87,364,593
U.S. Government Treasuries	—	70,203,012	—	70,203,012
Foreign Government Obligations	—	1,756,160	—	1,756,160
Preferred Securities	513,489	—	—	513,489
Preferred Securities/Capital Securities	—	3,690,893	—	3,690,893
Short-Term Investment Securities:
Registered Investment Companies	2,359,086	—	—	2,359,086
Time Deposits	—	30,892,000	—	30,892,000

Total Investments at Value	$2,872,575	$275,541,013	$—	$278,413,588

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

56

VALIC Company I Core Equity Fund

PORTFOLIO PROFILE — May 31, 2015 (unaudited)

Industry Allocation*

Diversified Banking Institutions	9.5%
Medical — HMO	5.4
Banks — Super Regional	4.7
Oil Companies — Integrated	3.4
Networking Products	2.9
Medical — Drugs	2.9
Computers — Memory Devices	2.8
Retail — Building Products	2.8
Electronic Components — Semiconductors	2.8
Repurchase Agreements	2.4
Retail — Drug Store	2.3
Diversified Manufacturing Operations	2.2
Cable/Satellite TV	2.1
Oil Refining & Marketing	1.9
Medical — Generic Drugs	1.9
Commercial Services — Finance	1.8
Finance — Credit Card	1.8
Auto/Truck Parts & Equipment — Original	1.8
Web Portals/ISP	1.7
Medical Labs & Testing Services	1.7
Oil — Field Services	1.7
Computers	1.6
Oil Companies — Exploration & Production	1.5
Chemicals — Diversified	1.4
Semiconductor Components — Integrated Circuits	1.4
Medical — Hospitals	1.3
Applications Software	1.3
Aerospace/Defense	1.2
Medical — Biomedical/Gene	1.2
Telephone — Integrated	1.2
Beverages — Non-alcoholic	1.1
Insurance — Multi-line	1.1
Cruise Lines	1.0
Medical — Wholesale Drug Distribution	1.0
Computer Services	1.0
Retail — Regional Department Stores	1.0
Internet Content — Entertainment	0.9
Airlines	0.8
Transport — Services	0.8
Insurance — Property/Casualty	0.8
Medical Products	0.8
Finance — Consumer Loans	0.8
Engineering/R&D Services	0.8
Enterprise Software/Service	0.8
Insurance — Life/Health	0.8
Registered Investment Companies	0.8
Brewery	0.7
Finance — Other Services	0.6
Multimedia	0.6
Retail — Apparel/Shoe	0.6
Electric — Integrated	0.6
Real Estate Investment Trusts	0.6
Medical Instruments	0.5
Home Decoration Products	0.5
Retail — Vitamins & Nutrition Supplements	0.5
Electric — Generation	0.5
Retail — Discount	0.5
Food — Retail	0.5
Paper & Related Products	0.5
Containers — Paper/Plastic	0.5
Food — Meat Products	0.4
Machinery — General Industrial	0.4
Auto — Cars/Light Trucks	0.4
Publishing — Periodicals	0.4
Advertising Agencies	0.4
X-Ray Equipment	0.4
E-Commerce/Services	0.3
Casino Hotels	0.3
Semiconductor Equipment	0.3

Banks — Commercial	0.2
Oil & Gas Drilling	0.2
Distribution/Wholesale	0.2
Pharmacy Services	0.2
Exchange-Traded Fund	0.2
Independent Power Producers	0.2
Instruments — Controls	0.2
Transport — Rail	0.2
Chemicals — Specialty	0.2
Footwear & Related Apparel	0.1
Poultry	0.1
Cellular Telecom	0.1
Office Automation & Equipment	0.1
Gas — Distribution	0.1
Broadcast Services/Program	0.1
Electronic Parts Distribution	0.1
Electronic Components — Misc.	0.1
Housewares	0.1
Building — Mobile Home/Manufactured Housing	0.1

100.7%

*	Calculated as a percentage of net assets

57

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.2%
Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc.	13,140	$268,319
Omnicom Group, Inc.	10,000	745,300

		1,013,619

Aerospace/Defense — 1.2%
Northrop Grumman Corp.	1,670	265,830
Raytheon Co.	26,950	2,782,857
Spirit AeroSystems Holdings, Inc., Class A†	2,920	159,403

		3,208,090

Airlines — 0.8%
American Airlines Group, Inc.	7,440	315,233
Southwest Airlines Co.	23,600	874,380
United Continental Holdings, Inc.†	18,700	1,020,833

		2,210,446

Applications Software — 1.3%
Microsoft Corp.	73,905	3,463,188

Auto - Cars/Light Trucks — 0.4%
General Motors Co.	30,050	1,080,898

Auto/Truck Parts & Equipment - Original — 1.8%
Lear Corp.	28,800	3,341,376
WABCO Holdings, Inc.†	11,000	1,390,620

		4,731,996

Banks - Commercial — 0.2%
Regions Financial Corp.	63,360	639,302

Banks - Fiduciary — 0.0%
State Street Corp.	660	51,434

Banks - Super Regional — 4.7%
Capital One Financial Corp.	24,690	2,063,096
KeyCorp	33,720	491,638
SunTrust Banks, Inc.	59,700	2,547,996
US Bancorp	105,085	4,530,214
Wells Fargo & Co.	51,655	2,890,614

		12,523,558

Beverages - Non-alcoholic — 1.1%
Dr Pepper Snapple Group, Inc.	39,700	3,042,608

Brewery — 0.7%
Molson Coors Brewing Co., Class B	26,800	1,966,584

Broadcast Services/Program — 0.1%
Starz, Class A†	5,049	211,856

Building - Mobile Home/Manufactured Housing — 0.1%
Thor Industries, Inc.	1,960	119,736

Cable/Satellite TV — 2.1%
Cablevision Systems Corp., Class A#	10,830	265,443
Comcast Corp., Class A	80,900	4,729,414
Comcast Corp., Special Class A	2,850	165,300
Time Warner Cable, Inc.	2,450	443,181

		5,603,338

Casino Hotels — 0.3%
Las Vegas Sands Corp.	16,600	843,778

Cellular Telecom — 0.1%
U.S. Cellular Corp.†	7,485	292,664

Chemicals - Diversified — 1.4%
Akzo Nobel NV ADR	38,880	992,218
Celanese Corp., Series A	1,520	104,652
Dow Chemical Co.	12,800	666,496

Security Description	Shares	Value (Note 2)

Chemicals - Diversified (continued)
LyondellBasell Industries NV, Class A	6,850	$692,535
PPG Industries, Inc.	5,980	1,368,762

		3,824,663

Chemicals - Specialty — 0.2%
Cabot Corp.	10,812	448,374

Commercial Services - Finance — 1.8%
MasterCard, Inc., Class A	37,000	3,413,620
Total System Services, Inc.	32,843	1,353,132
Western Union Co.	5,740	125,993

		4,892,745

Computer Services — 1.0%
Amdocs, Ltd.	24,188	1,326,712
Cognizant Technology Solutions Corp., Class A†	12,800	828,416
DST Systems, Inc.	3,524	417,241

		2,572,369

Computers — 1.6%
Apple, Inc.	20,690	2,695,493
Hewlett-Packard Co.	43,447	1,451,130

		4,146,623

Computers - Memory Devices — 2.8%
Brocade Communications Systems, Inc.	129,689	1,603,604
EMC Corp.	94,820	2,497,559
Western Digital Corp.	34,550	3,363,788

		7,464,951

Containers - Metal/Glass — 0.0%
Crown Holdings, Inc.†	1,600	88,464

Containers - Paper/Plastic — 0.5%
Packaging Corp. of America	17,105	1,183,324

Cruise Lines — 1.0%
Carnival Corp.	59,973	2,778,549

Distribution/Wholesale — 0.2%
Fossil Group, Inc.†#	8,000	568,080

Diversified Banking Institutions — 9.5%
Bank of America Corp.	293,074	4,835,721
Citigroup, Inc.	148,063	8,007,247
Goldman Sachs Group, Inc.	10,640	2,193,862
JPMorgan Chase & Co.	146,244	9,619,930
Morgan Stanley	18,810	718,542

		25,375,302

Diversified Manufacturing Operations — 2.2%
3M Co.	27,950	4,446,286
Parker-Hannifin Corp.#	11,784	1,419,147

		5,865,433

E-Commerce/Services — 0.3%
Priceline Group, Inc.†	740	867,310

Electric - Generation — 0.5%
AES Corp.	92,100	1,252,560

Electric - Integrated — 0.6%
Exelon Corp.	16,000	541,280
PPL Corp.	8,590	298,159
Public Service Enterprise Group, Inc.	18,000	767,340

		1,606,779

Electronic Components - Misc. — 0.1%
TE Connectivity, Ltd.	2,550	175,950

58

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Components - Semiconductors — 2.8%
Intel Corp.	114,460	$3,944,292
Micron Technology, Inc.†	91,450	2,554,198
NVIDIA Corp.	36,900	816,597

		7,315,087

Electronic Parts Distribution — 0.1%
Avnet, Inc.	4,510	198,485

Engineering/R&D Services — 0.8%
AECOM†	51,810	1,711,284
Jacobs Engineering Group, Inc.†	8,310	359,491

		2,070,775

Enterprise Software/Service — 0.8%
Oracle Corp.	47,150	2,050,553

Finance - Consumer Loans — 0.8%
SLM Corp.†	207,957	2,133,639

Finance - Credit Card — 1.8%
Alliance Data Systems Corp.†	1,220	363,597
Discover Financial Services	75,400	4,393,558

		4,757,155

Finance - Other Services — 0.6%
NASDAQ OMX Group, Inc.	32,980	1,706,715

Food - Meat Products — 0.3%
Tyson Foods, Inc., Class A#	21,110	896,119

Food - Misc./Diversified — 0.0%
Kellogg Co.	490	30,757

Food - Retail — 0.5%
Kroger Co.	16,868	1,227,990

Footwear & Related Apparel — 0.1%
Deckers Outdoor Corp.†	4,800	327,120

Gas - Distribution — 0.1%
UGI Corp.	6,225	232,815

Home Decoration Products — 0.5%
Newell Rubbermaid, Inc.	34,640	1,369,319

Hotels/Motels — 0.0%
Wyndham Worldwide Corp.	280	23,775

Housewares — 0.1%
Tupperware Brands Corp.	2,380	156,461

Human Resources — 0.0%
ManpowerGroup, Inc.	1,050	88,883

Independent Power Producers — 0.2%
Dynegy, Inc.†	16,600	536,844

Instruments - Controls — 0.2%
Honeywell International, Inc.	4,985	519,437

Insurance - Life/Health — 0.8%
CNO Financial Group, Inc.	3,330	59,940
Lincoln National Corp.	21,497	1,225,544
Prudential Financial, Inc.	8,665	733,146

		2,018,630

Insurance - Multi-line — 1.1%
ACE, Ltd.	2,015	214,557
Genworth Financial, Inc., Class A†	74,120	588,513
Hartford Financial Services Group, Inc.	25,099	1,031,820
MetLife, Inc.	5,995	313,299
XL Group PLC	21,980	828,206

		2,976,395

Security Description	Shares	Value (Note 2)

Insurance - Property/Casualty — 0.8%
Travelers Cos., Inc.	21,580	$2,182,170

Internet Content - Entertainment — 0.9%
Facebook, Inc., Class A†	31,310	2,479,439

Machinery - General Industrial — 0.4%
Zebra Technologies Corp., Class A†	10,170	1,115,039

Medical Instruments — 0.5%
Medtronic PLC	18,334	1,399,251

Medical Labs & Testing Services — 1.7%
Laboratory Corp. of America Holdings†	27,720	3,269,574
Quest Diagnostics, Inc.	17,440	1,312,011

		4,581,585

Medical Products — 0.8%
Baxter International, Inc.	25,140	1,674,575
Zimmer Holdings, Inc.	4,440	506,560

		2,181,135

Medical - Biomedical/Gene — 1.2%
Amgen, Inc.	20,300	3,172,078

Medical - Drugs — 2.9%
AstraZeneca PLC ADR	27,500	1,857,625
Johnson & Johnson	10,880	1,089,523
Merck & Co., Inc.	8,078	491,869
Pfizer, Inc.	124,622	4,330,615

		7,769,632

Medical - Generic Drugs — 1.9%
Teva Pharmaceutical Industries, Ltd. ADR	81,902	4,922,310

Medical - HMO — 5.4%
Aetna, Inc.	36,500	4,305,905
Centene Corp.†	28,300	2,132,122
Cigna Corp.	22,400	3,154,592
Humana, Inc.	7,700	1,652,805
UnitedHealth Group, Inc.	25,900	3,113,439

		14,358,863

Medical - Hospitals — 1.3%
Community Health Systems, Inc.†	17,620	974,562
Universal Health Services, Inc., Class B	19,358	2,508,410

		3,482,972

Medical - Wholesale Drug Distribution — 1.0%
McKesson Corp.	11,230	2,664,093

Multimedia — 0.6%
Viacom, Inc., Class B	24,700	1,651,936

Networking Products — 2.9%
Cisco Systems, Inc.	231,140	6,774,714
Telefonaktiebolaget LM Ericsson ADR	89,590	1,008,783

		7,783,497

Office Automation & Equipment — 0.1%
Xerox Corp.	20,640	235,709

Oil & Gas Drilling — 0.2%
Atwood Oceanics, Inc.#	19,300	593,861

Oil Companies - Exploration & Production — 1.5%
Apache Corp.	28,030	1,677,315
Gulfport Energy Corp.†	23,150	999,154
Hess Corp.	17,800	1,201,856

		3,878,325

59

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies - Integrated — 3.4%
BP PLC ADR	52,900	$2,193,234
Exxon Mobil Corp.	7,080	603,216
Marathon Oil Corp.	101,964	2,772,401
Suncor Energy, Inc.	115,910	3,388,049

		8,956,900

Oil Refining & Marketing — 1.9%
Marathon Petroleum Corp.	19,811	2,049,646
PBF Energy, Inc., Class A	13,750	368,775
Tesoro Corp.	5,609	496,396
Valero Energy Corp.	37,120	2,198,989

		5,113,806

Oil - Field Services — 1.7%
Halliburton Co.	8,690	394,526
Schlumberger, Ltd.	34,190	3,103,426
Superior Energy Services, Inc.	15,050	347,505
Weatherford International PLC†	46,310	640,004

		4,485,461

Paper & Related Products — 0.5%
Domtar Corp.	27,800	1,201,516

Pharmacy Services — 0.2%
Express Scripts Holding Co.†	6,300	548,982

Poultry — 0.1%
Pilgrim’s Pride Corp.#	12,200	312,076

Publishing - Periodicals — 0.4%
Nielsen NV	22,630	1,018,124

Real Estate Investment Trusts — 0.6%
Brixmor Property Group, Inc.	6,650	164,787
Outfront Media, Inc.	29,499	817,417
Starwood Property Trust, Inc.#	21,550	514,830

		1,497,034

Real Estate Management/Services — 0.0%
Jones Lang LaSalle, Inc.	300	51,969

Retail - Apparel/Shoe — 0.6%
Gap, Inc.	16,390	628,229
Ross Stores, Inc.	10,494	1,014,455

		1,642,684

Retail - Building Products — 2.8%
Home Depot, Inc.	25,500	2,841,210
Lowe’s Cos., Inc.	64,700	4,527,706

		7,368,916

Retail - Discount — 0.5%
Wal-Mart Stores, Inc.	16,590	1,232,139

Retail - Drug Store — 2.3%
CVS Health Corp.	59,740	6,116,181

Retail - Regional Department Stores — 1.0%
Macy’s, Inc.	37,850	2,534,057

Retail - Vitamins & Nutrition Supplements — 0.5%
GNC Holdings, Inc., Class A	28,890	1,286,761

Semiconductor Components-Integrated Circuits — 1.4%
QUALCOMM, Inc.	53,760	3,745,997

Semiconductor Equipment — 0.3%
Teradyne, Inc.	36,210	765,842

Telephone - Integrated — 1.2%
Telephone & Data Systems, Inc.	36,929	1,096,422

Security Description	Shares/ Principal Amount	Value (Note 2)

Telephone - Integrated (continued)
Verizon Communications, Inc.	40,000	$1,977,600

		3,074,022

Transport - Rail — 0.2%
Union Pacific Corp.	5,000	504,550

Transport - Services — 0.8%
FedEx Corp.	12,600	2,182,572

Web Portals/ISP — 1.7%
Google, Inc., Class A†	4,150	2,263,078
Google, Inc., Class C†	4,412	2,347,669

		4,610,747

Wireless Equipment — 0.0%
Motorola Solutions, Inc.	1,580	93,220

X-Ray Equipment — 0.4%
Hologic, Inc.†	27,000	965,790

Total Common Stocks
(cost $202,754,846)		258,512,766

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Food - Meat Products — 0.1%
Tyson Foods, Inc. 4.75% due 07/15/2017	4,572	237,607

Tools - Hand Held — 0.0%
Stanley Black & Decker, Inc. 6.25% due 11/17/2016#	530	62,005

Total Convertible Preferred Securities
(cost $281,600)		299,612

EXCHANGE-TRADED FUNDS — 0.2%
Utilities Select Sector SPDR Fund# (cost $634,584)	14400	640,800

Total Long-Term Investment Securities
(cost $203,671,030)		259,453,178

SHORT-TERM INVESTMENT SECURITIES — 0.8%
Registered Investment Companies — 0.8%
State Street Navigator Securities Lending Prime Portfolio(1) (cost $2,006,883)	2,006,883	2,006,883

REPURCHASE AGREEMENTS — 2.4%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 05/29/2015, to be repurchased 06/01/2015 in the amount $603,000 collateralized by $635,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $616,020	$603,000	603,000
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 05/29/2015, to be repurchased 06/01/2015 in the amount $5,650,000 collateralized by $5,945,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $5,767,310	5,650,000	5,650,000

Total Repurchase Agreements
(cost $6,253,000)		6,253,000

TOTAL INVESTMENTS
(cost $211,930,913)(2)	100.7%	267,713,061
Liabilities in excess of other assets	(0.7)	(1,758,360)

NET ASSETS	100.0%	$265,954,701

60

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At May 31, 2015, the Fund had loaned securities with a total value of $5,233,214. This was secured by collateral of $2,006,883 which was received in cash and subsequently invested in short-term investments currently valued at $2,006,883 as reported in the Portfolio of Investments. Additional collateral of $3,396,247 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2015
United States Treasury Bills	zero coupon	06/18/2015 to 02/04/2016	$540,919
United States Treasury Notes/Bonds	0.13% to 8.88%	06/30/2015 to 05/15/2044	2,855,328

(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2015	Unrealized Appreciation (Depreciation)
7	Long	S&P 500 E-Mini Index	June 2015	$719,759	$737,100	$17,341

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$258,512,766	$—	$—	$258,512,766
Convertible Preferred Securities	299,612	—	—	299,612
Exchange-Traded Funds	640,800	—	—	640,800
Short-Term Investment Securities	2,006,883	—	—	2,006,883
Repurchase Agreements	—	6,253,000	—	6,253,000

Total Investments at Value	$261,460,061	$6,253,000	$—	$267,713,061

Other Financial Instruments:†
Futures Contracts	$17,341	$—	$—	$17,341

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

61

VALIC Company I Dividend Value Fund

PORTFOLIO PROFILE — May 31, 2015 (unaudited)

Industry Allocation*

Medical — Drugs	8.5%
Tobacco	6.5
Diversified Banking Institutions	5.7
Banks — Super Regional	4.5
Aerospace/Defense	4.3
Oil Companies — Integrated	3.9
Telephone — Integrated	3.5
Oil Companies — Exploration & Production	3.5
Food — Misc./Diversified	3.4
Diversified Manufacturing Operations	3.3
Computer Services	3.3
Chemicals — Diversified	2.8
Cosmetics & Toiletries	2.3
Electric — Integrated	2.1
Retail — Restaurants	1.9
Beverages — Non-alcoholic	1.8
Registered Investment Companies	1.7
Medical — HMO	1.7
Electronic Components — Semiconductors	1.6
Retail — Building Products	1.6
Retail — Office Supplies	1.6
Insurance — Multi-line	1.5
Retail — Apparel/Shoe	1.5
Networking Products	1.5
Commercial Services — Finance	1.3
Enterprise Software/Service	1.3
Advertising Agencies	1.3
Applications Software	1.3
Retail — Computer Equipment	1.3
Cable/Satellite TV	1.2
Internet Security	1.2
Oil & Gas Drilling	1.2
Insurance — Property/Casualty	1.1
Time Deposits	1.0
Oil Refining & Marketing	0.9
Insurance — Life/Health	0.9
Semiconductor Components — Integrated Circuits	0.9
Instruments — Controls	0.9
Food — Retail	0.8
Aerospace/Defense — Equipment	0.7
Transport — Services	0.6
Paper & Related Products	0.6
Medical Labs & Testing Services	0.6
Retail — Discount	0.6
Finance — Other Services	0.5
Transport — Rail	0.5
Finance — Credit Card	0.5
Water	0.5
Beverages — Wine/Spirits	0.4
Wireless Equipment	0.4
Industrial Gases	0.4
Medical Products	0.4
Gas — Distribution	0.3
Oil — Field Services	0.3
Apparel Manufacturers	0.3
Cellular Telecom	0.3
Real Estate Investment Trusts	0.3
Electronic Security Devices	0.3
Diversified Minerals	0.3
Pipelines	0.3
Industrial Automated/Robotic	0.2
Publishing — Periodicals	0.2
Repurchase Agreements	0.2
Telecom Services	0.2
Electric — Transmission	0.2

100.7%

*	Calculated as a percentage of net assets

62

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.8%
Advertising Agencies — 1.3%
Omnicom Group, Inc.	111,317	$8,296,456

Aerospace/Defense — 4.3%
Lockheed Martin Corp.	72,696	13,681,387
Northrop Grumman Corp.	37,245	5,928,659
Raytheon Co.	75,815	7,828,657

		27,438,703

Aerospace/Defense - Equipment — 0.7%
United Technologies Corp.	38,420	4,501,671

Apparel Manufacturers — 0.3%
VF Corp.	27,653	1,947,601

Applications Software — 1.3%
Microsoft Corp.	175,875	8,241,503

Banks - Super Regional — 4.5%
Fifth Third Bancorp	61,165	1,237,980
SunTrust Banks, Inc.	160,543	6,851,975
US Bancorp	143,020	6,165,592
Wells Fargo & Co.	255,575	14,301,977

		28,557,524

Beverages - Non-alcoholic — 1.8%
Coca-Cola Co.	276,137	11,310,572

Beverages - Wine/Spirits — 0.4%
Diageo PLC(1)	102,875	2,859,427

Cable/Satellite TV — 1.2%
Comcast Corp., Special Class A	136,685	7,927,730

Cellular Telecom — 0.3%
SK Telecom Co., Ltd. ADR	75,680	1,849,619

Chemicals - Diversified — 2.8%
Dow Chemical Co.	55,075	2,867,755
E.I. du Pont de Nemours & Co.	82,700	5,872,527
LyondellBasell Industries NV, Class A	93,213	9,423,835

		18,164,117

Commercial Services - Finance — 1.3%
Automatic Data Processing, Inc.	5,715	488,690
H&R Block, Inc.	255,088	8,093,942

		8,582,632

Computer Services — 3.3%
Accenture PLC, Class A	97,391	9,353,432
International Business Machines Corp.	70,793	12,010,032

		21,363,464

Cosmetics & Toiletries — 2.3%
Procter & Gamble Co.	180,330	14,136,069
Unilever NV	18,535	791,444

		14,927,513

Diversified Banking Institutions — 5.7%
Bank of America Corp.	273,200	4,507,800
Citigroup, Inc.	170,720	9,232,538
Goldman Sachs Group, Inc.	20,100	4,144,419
JPMorgan Chase & Co.	219,839	14,461,009
Morgan Stanley	112,890	4,312,398

		36,658,164

Diversified Manufacturing Operations — 3.3%
3M Co.	17,735	2,821,284
General Electric Co.	681,398	18,581,723

		21,403,007

Security Description	Shares	Value (Note 2)

Diversified Minerals — 0.3%
BHP Billiton, Ltd.#(1)	74,122	$1,662,474

Electric - Integrated — 2.1%
CMS Energy Corp.	47,900	1,635,306
Dominion Resources, Inc.	57,330	4,042,911
Eversource Energy	33,595	1,654,554
NextEra Energy, Inc.	42,970	4,397,550
Wisconsin Energy Corp.	34,770	1,678,696

		13,409,017

Electric - Transmission — 0.2%
ITC Holdings Corp.	29,215	1,030,997

Electronic Components - Semiconductors — 1.6%
Intel Corp.	215,955	7,441,810
Samsung Electronics Co., Ltd. GDR*(1)	5,200	3,078,803

		10,520,613

Electronic Security Devices — 0.3%
Tyco International PLC	42,600	1,719,336

Enterprise Software/Service — 1.3%
CA, Inc.	275,787	8,397,714

Finance - Credit Card — 0.5%
American Express Co.	42,044	3,351,748

Finance - Other Services — 0.5%
CME Group, Inc.	36,270	3,416,634

Food - Misc./Diversified — 3.4%
Kellogg Co.	128,378	8,058,287
Kraft Foods Group, Inc.	142,222	12,010,648
Mondelez International, Inc., Class A	48,775	2,028,552

		22,097,487

Food - Retail — 0.8%
Kroger Co.	66,400	4,833,920

Gas - Distribution — 0.3%
Sempra Energy	20,425	2,195,075

Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	12,830	1,576,679

Industrial Gases — 0.4%
Praxair, Inc.	20,155	2,476,243

Instruments - Controls — 0.9%
Honeywell International, Inc.	54,605	5,689,841

Insurance - Life/Health — 0.9%
Prudential Financial, Inc.	70,228	5,941,991

Insurance - Multi-line — 1.5%
ACE, Ltd.	36,235	3,858,303
MetLife, Inc.	116,334	6,079,615

		9,937,918

Insurance - Property/Casualty — 1.1%
Chubb Corp.	20,361	1,985,197
Travelers Cos., Inc.	47,630	4,816,346

		6,801,543

Internet Security — 1.2%
Symantec Corp.	320,831	7,900,463

Medical Labs & Testing Services — 0.6%
Quest Diagnostics, Inc.	52,095	3,919,107

Medical Products — 0.4%
Becton Dickinson and Co.	16,300	2,290,313

63

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Drugs — 8.5%
Abbott Laboratories	33,085	$1,607,931
AbbVie, Inc.	33,085	2,203,130
Bristol-Myers Squibb Co.	123,680	7,989,728
Johnson & Johnson	63,735	6,382,423
Merck & Co., Inc.	279,881	17,041,954
Pfizer, Inc.	550,063	19,114,689

		54,339,855

Medical - HMO — 1.7%
Anthem, Inc.	20,367	3,418,601
UnitedHealth Group, Inc.	60,353	7,255,034

		10,673,635

Metal - Diversified — 0.0%
South32, Ltd.†#	74,122	124,107

Networking Products — 1.5%
Cisco Systems, Inc.	319,332	9,359,621

Oil & Gas Drilling — 1.2%
Helmerich & Payne, Inc.#	102,743	7,499,212

Oil Companies - Exploration & Production — 3.5%
ConocoPhillips	145,742	9,280,851
Occidental Petroleum Corp.	166,633	13,029,034

		22,309,885

Oil Companies - Integrated — 3.9%
Chevron Corp.	107,420	11,064,260
Exxon Mobil Corp.	72,870	6,208,524
Marathon Oil Corp.	83,435	2,268,598
Total SA ADR	111,622	5,635,795

		25,177,177

Oil Refining & Marketing — 0.9%
Marathon Petroleum Corp.	52,623	5,444,376
Phillips 66	6,713	531,132

		5,975,508

Oil - Field Services — 0.3%
Schlumberger, Ltd.	22,765	2,066,379

Paper & Related Products — 0.6%
International Paper Co.	77,600	4,022,008

Pipelines — 0.3%
Spectra Energy Corp.	47,100	1,656,507

Publishing - Periodicals — 0.2%
Nielsen NV	32,300	1,453,177

Real Estate Investment Trusts — 0.3%
Weyerhaeuser Co.	53,790	1,751,402

Retail - Apparel/Shoe — 1.5%
Coach, Inc.	236,251	8,356,198
Gap, Inc.	34,048	1,305,060

		9,661,258

Retail - Building Products — 1.6%
Home Depot, Inc.	90,570	10,091,309

Retail - Computer Equipment — 1.3%
GameStop Corp., Class A#	185,393	8,047,910

Retail - Discount — 0.6%
Dollar General Corp.	52,321	3,797,981

Retail - Office Supplies — 1.6%
Staples, Inc.	611,240	10,064,067

Security Description	Shares/ Principal Amount	Value (Note 2)

Retail - Restaurants — 1.9%
McDonald’s Corp.	126,282	$12,114,232

Semiconductor Components - Integrated Circuits — 0.9%
QUALCOMM, Inc.	82,440	5,744,419

Telecom Services — 0.2%
BCE, Inc.	25,280	1,107,011

Telephone - Integrated — 3.5%
AT&T, Inc.	229,816	7,937,844
Verizon Communications, Inc.	294,913	14,580,499

		22,518,343

Tobacco — 6.5%
Altria Group, Inc.	210,904	10,798,285
Lorillard, Inc.	162,250	11,759,880
Philip Morris International, Inc.	114,613	9,520,902
Reynolds American, Inc.	126,015	9,671,651

		41,750,718

Transport - Rail — 0.5%
Union Pacific Corp.	33,367	3,367,064

Transport - Services — 0.6%
United Parcel Service, Inc., Class B	41,025	4,070,501

Water — 0.5%
American Water Works Co., Inc.	55,920	2,956,490

Wireless Equipment — 0.4%
Motorola Solutions, Inc.	44,440	2,621,960

Total Long-Term Investment Securities
(cost $517,383,545)		627,520,552

SHORT-TERM INVESTMENT SECURITIES — 2.7%
Registered Investment Companies — 1.7%
State Street Navigator Securities Lending Prime Portfolio(2)	10,869,042	10,869,042

Time Deposits — 1.0%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/01/2015	$6,522,000	6,522,000

Total Short-Term Investment Securities
(cost $17,391,042)		17,391,042

REPURCHASE AGREEMENTS — 0.2%
State Street Bank and Trust Co. Joint Repurchase Agreement(3) (cost $1,192,000)	1,192,000	1,192,000

TOTAL INVESTMENTS
(cost $535,966,587)(4)	100.7%	646,103,594
Liabilities in excess of other assets	(0.7)	(4,384,331)

NET ASSETS	100.0%	$641,719,263

#	The security or a portion thereof is out on loan (see Note 2)
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2015, the aggregate value of these securities was $3,078,803 representing 0.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Security was valued using fair value procedures at May 31, 2015. The aggregate value of these securities was $7,600,704 representing 1.2% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

64

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

(2)	At May 31, 2015, the Fund had loaned securities with a total value of $13,222,492. This was secured by collateral of $10,869,042, which was received in cash and subsequently invested in short-term investments currently valued at $10,869,042 as reported in the Portfolio of Investments. Additional collateral of $2,187,859 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2015
United States Treasury Bills	zero coupon	07/23/2015 to 02/04/2016	$112,556
United States Treasury Notes/Bonds	0.08% to 4.75%	06/30/2015 to 11/15/2043	2,075,303

(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

GDR—Global Depository Receipt

The following is a summary of the inputs used to value the Fund's net assets as of May 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Beverages - Wine/Spirits	$—	$2,859,427	$—	$2,859,427
Diversified Minerals	—	1,662,474	—	1,662,474
Electronic Components - Semiconductors	7,441,810	3,078,803	—	10,520,613
Other industries	612,478,038	—	—	612,478,038
Short-Term Investment Securities:
Registered Investment Companies	10,869,042	—	—	10,869,042
Time Deposits	—	6,522,000	—	6,522,000
Repurchase Agreements	—	1,192,000	—	1,192,000

Total Investments at Value	$630,788,890	$15,314,704	$—	$646,103,594

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Financial Statements

65

VALIC Company I Dynamic Allocation Fund

PORTFOLIO PROFILE — May 31, 2015 (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	47.9%
Domestic Fixed Income Investment Companies	19.0
United States Treasury Notes	14.6
International Equity Investment Companies	12.8
Registered Investment Companies	2.1
United States Treasury Bonds	1.2
International Fixed Income Investment Companies	0.8
Options — Purchased	0.4

98.8%

*	Calculated as a percentage of net assets

66

VALIC Company I Dynamic Allocation Fund@

PORTFOLIO OF INVESTMENTS — May 31, 2015

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 80.5%
Domestic Equity Investment Companies — 47.9%
VALIC Co. I Blue Chip Growth Fund	615,583	$11,055,863
VALIC Co. I Broad Cap Value Income Fund	697,912	11,187,528
VALIC Co. I Dividend Value Fund	499,098	6,603,063
VALIC Co. I Growth & Income Fund	225,935	4,450,919
VALIC Co. I Growth Fund	672,834	11,041,206
VALIC Co. I Large Cap Core Fund	650,830	8,942,406
VALIC Co. I Large Capital Growth Fund	696,819	8,884,446
VALIC Co. I Stock Index Fund	909,461	33,286,285
VALIC Co. I Value Fund	711,642	11,001,993
VALIC Co. II Capital Appreciation Fund	392,306	6,696,657
VALIC Co. II Mid Cap Growth Fund	468,467	4,394,225
VALIC Co. II Mid Cap Value Fund	188,700	4,426,907
VALIC Co. II Small Cap Growth Fund	269,605	4,375,680
VALIC Co. II Small Cap Value Fund	287,607	4,342,870

Total Domestic Equity Investment Companies
(cost $119,500,294)		130,690,048

Domestic Fixed Income Investment Companies — 19.0%
VALIC Co. I Capital Conservation Fund	1,524,811	15,110,877
VALIC Co. I Government Securities Fund	799,586	8,651,523
VALIC Co. I Inflation Protected Fund	197,319	2,154,723
VALIC Co. II Core Bond Fund	1,565,256	17,296,081
VALIC Co. II High Yield Bond Fund	287,123	2,199,358
VALIC Co. II Strategic Bond Fund	577,168	6,522,000

Total Domestic Fixed Income Investment Companies
(cost $51,923,000)		51,934,562

International Equity Investment Companies — 12.8%
VALIC Co. I Emerging Economies Fund	812,058	6,366,533
VALIC Co. I Foreign Value Fund	1,037,153	10,827,865
VALIC Co. I Global Real Estate Fund	248,034	2,133,092
VALIC Co. I International Equities Index Fund	618,666	4,411,092
VALIC Co. I International Growth Fund	781,943	11,087,954

Total International Equity Investment Companies
(cost $34,326,472)		34,826,536

International Fixed Income Investment Companies — 0.8%
VALIC Co. I International Government Bond Fund (cost $2,287,721)	190,990	2,150,548

Total Affiliated Registered Investment Companies
(cost $208,037,487)		219,601,694

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES — 15.8%
United States Treasury Bonds — 1.2%
6.25% due 08/15/2023	$470,000	$623,998
7.13% due 02/15/2023	70,000	96,442
7.50% due 11/15/2024	575,000	846,373
7.63% due 11/15/2022	911,300	1,281,872
7.63% due 02/15/2025	375,000	559,775

		3,408,460

United States Treasury Notes — 14.6%
1.63% due 11/15/2022	2,155,000	2,115,098
1.75% due 05/15/2022	1,100,000	1,093,641
1.75% due 05/15/2023	4,625,000	4,555,986
2.00% due 02/15/2023	3,262,000	3,282,642
2.00% due 02/15/2025	3,090,000	3,063,926
2.25% due 11/15/2024	4,200,000	4,259,392
2.38% due 08/15/2024	4,845,000	4,970,670
2.50% due 08/15/2023	3,211,000	3,343,203
2.50% due 05/15/2024	3,427,000	3,554,978
2.75% due 11/15/2023	4,168,000	4,416,450
2.75% due 02/15/2024	4,777,000	5,056,531

		39,712,517

Total U.S. Government Treasuries
(cost $42,009,861)		43,120,977

OPTIONS - PURCHASED — 0.4%
Options-Purchased(1) (cost $2,171,049)	82,740	1,133,471

Total Long-Term Investment Securities
(cost $252,218,397)		263,856,142

SHORT-TERM INVESTMENT SECURITIES — 2.1%
Registered Investment Companies — 2.1%
AllianceBernstein Government STIF Portfolio (cost $5,536,735)	5,536,735	5,536,735

TOTAL INVESTMENTS
(cost $257,755,132)(2)	98.8%	269,392,877
Other assets less liabilities	1.2	3,311,895

NET ASSETS —	100.0%	$272,704,772

@	The Dynamic Allocation Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such funds’ prospectuses and shareholder reports are available at our website, www.valic.com.

(1)	Options — Purchased

Put Options — Purchased
Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Paid	Value at May 31, 2015	Unrealized Appreciation (Depreciation)
S&P 500 Index	July 2015	$1,825	740	$621,065	$203,500	$(417,565)
S&P 500 Index	August 2015	1,880	82,000	1,549,984	929,971	(620,013)

			82,740	$2,171,049	$1,133,471	$(1,037,578)

(2)	See Note 5 for cost of investments on a tax basis.

STIF—Short Term Index Fund

Written Call Options
Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at May 31, 2015	Unrealized Appreciation (Depreciation)
S&P 500 Index	August 2015	$2,240	82,000	$417,830	$216,226	$201,604

67

VALIC Company I Dynamic Allocation Fund@

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Written Put Options
Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at May 31, 2015	Unrealized Appreciation (Depreciation)
S&P 500 Index	July 2015	$1,825	74,000	$550,400	$197,121	$353,279

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2015	Unrealized Appreciation (Depreciation)
890	Long	S&P 500 E-Mini Index	June 2015	$94,015,914	$93,717,000	$(298,914)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$219,601,694	$—	$—	$219,601,694
U.S. Government Treasuries	—	43,120,977	—	43,120,977
Options Purchased	1,133,471	—	—	1,133,471
Short-Term Investment Securities	5,536,735	—	—	5,536,735

Total Investments at Value	$226,271,900	$43,120,977	$—	$269,392,877

Other Financial Instruments:†
Options Contracts Written	$554,883	$—	$—	$554,883

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$298,914	$—	$—	$298,914

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

68

VALIC Company I Emerging Economies Fund

PORTFOLIO PROFILE — May 31, 2015 (unaudited)

Industry Allocation*

Banks — Commercial	17.8%
Electronic Components — Semiconductors	7.3
Semiconductor Components — Integrated Circuits	5.8
Cellular Telecom	5.1
Oil Companies — Integrated	4.8
Auto — Cars/Light Trucks	4.1
Registered Investment Companies	3.8
Diversified Financial Services	2.9
Electric — Generation	2.3
Oil Refining & Marketing	2.3
Telecom Services	2.2
Oil Companies — Exploration & Production	2.2
Electronic Components — Misc.	1.7
Electric — Integrated	1.7
Home Furnishings	1.4
Retail — Apparel/Shoe	1.3
Airlines	1.3
Metal Processors & Fabrication	1.3
Entertainment Software	1.3
Real Estate Operations & Development	1.2
Finance — Mortgage Loan/Banker	1.2
Computers	1.2
Public Thoroughfares	1.2
Metal — Diversified	1.2
Internet Application Software	1.1
Tobacco	1.1
Rubber — Tires	1.1
Steel — Producers	1.0
Applications Software	0.9
Diversified Operations	0.9
Computers — Periphery Equipment	0.9
Banks — Special Purpose	0.9
Schools	0.8
Medical — Wholesale Drug Distribution	0.8
Appliances	0.8
Medical — Hospitals	0.8
Multimedia	0.7
Food — Canned	0.7
Time Deposits	0.6
Engineering/R&D Services	0.6
Non-Ferrous Metals	0.6
Auto/Truck Parts & Equipment — Original	0.5
Internet Content — Entertainment	0.5
Food — Meat Products	0.5
Telecommunication Equipment	0.5
Audio/Video Products	0.4
Semiconductor Equipment	0.4
Retail — Consumer Electronics	0.4
Telephone — Integrated	0.4
Advertising Services	0.4
Building — Heavy Construction	0.4
Transport — Marine	0.4
Circuit Boards	0.4
Airport Development/Maintenance	0.4
Textile — Products	0.4
Retail — Convenience Store	0.4
Finance — Commercial	0.3
Cosmetics & Toiletries	0.3
Transport — Services	0.3
Athletic Footwear	0.3
Satellite Telecom	0.3
Medical — Drugs	0.3
Electric — Distribution	0.3
Retail — Drug Store	0.3
Electric Products — Misc.	0.3
Communications Software	0.2
Finance — Other Services	0.2
Machinery — General Industrial	0.2
Retail — Misc./Diversified	0.2

Steel — Specialty	0.2
Chemicals — Diversified	0.2
Finance — Investment Banker/Broker	0.2
Food — Misc./Diversified	0.2
Auto/Truck Parts & Equipment — Replacement	0.2
Travel Services	0.2
Building & Construction Products — Misc.	0.2
Building — Residential/Commercial	0.2
Chemicals — Specialty	0.2
Machinery — Construction & Mining	0.2
Lottery Services	0.2
Banks — Super Regional	0.1
Music	0.1
Wireless Equipment	0.1
Television	0.1

103.4%

Country Allocation*

South Korea	19.4%
China	15.9
Taiwan	13.1
India	7.1
Hong Kong	7.1
Russia	6.8
Brazil	5.7
Cayman Islands	5.7
Thailand	4.8
Turkey	4.7
United States	4.5
South Africa	3.3
Bermuda	2.0
Indonesia	1.5
Poland	0.6
United Arab Emirates	0.6
Egypt	0.3
Qatar	0.2
Mexico	0.1

103.4%

*	Calculated as a percentage of net assets

69

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.9%
Bermuda — 2.0%
China Singyes Solar Technologies Holdings, Ltd.#(1)	854,000	$1,328,727
GOME Electrical Appliances Holding, Ltd.#(1)	10,366,000	2,726,305
Huabao International Holdings, Ltd.(1)	1,368,000	1,301,168
REXLot Holdings, Ltd.#(1)	14,050,000	1,013,545
Shenzhen International Holdings, Ltd.(1)	1,393,000	2,484,488
Skyworth Digital Holdings, Ltd.(1)	2,954,000	2,814,802
VimpelCom, Ltd. ADR	254,950	1,583,239

		13,252,274

Brazil — 5.1%
Banco do Brasil SA†	974,630	6,955,744
Cia Energetica de Minas Gerais ADR#	785,590	3,550,867
Itau Unibanco Holding SA ADR	1,076,986	11,523,750
JBS SA	633,140	3,099,829
Kroton Educacional SA	1,501,860	5,387,521
Smiles SA	161,480	2,578,065

		33,095,776

Cayman Islands — 5.7%
ANTA Sports Products, Ltd.(1)	1,489,000	3,445,292
Belle International Holdings, Ltd.(1)	4,095,000	5,222,400
Geely Automobile Holdings, Ltd.#(1)	8,665,000	4,457,091
Jintian Pharmaceutical Group, Ltd.#(1)	3,081,000	1,680,663
NetEase, Inc. ADR	58,650	8,293,697
TCL Communication Technology Holdings, Ltd.(1)	1,008,000	1,077,408
Tencent Holdings, Ltd.(1)	370,000	7,412,835
Truly International Holdings, Ltd.(1)	2,584,000	1,299,319
Xinyi Glass Holdings ,Ltd.(1)	2,238,000	1,348,244
Zhen Ding Technology Holding, Ltd.(1)	714,000	2,516,851

		36,753,800

China — 15.9%
Anhui Expressway Co., Ltd.(1)	888,000	865,831
Bank of China, Ltd.(1)	23,328,000	15,447,714
China CITIC Bank Corp., Ltd.†(1)	9,781,000	8,256,971
China Construction Bank Corp.(1)	18,965,000	18,929,150
China Everbright Bank Co., Ltd.(1)	6,133,000	3,851,867
China Merchants Bank Co., Ltd.(1)	3,590,500	10,904,260
China Southern Airlines Co., Ltd.(1)	1,962,000	1,942,555
China Telecom Corp., Ltd.(1)	12,234,000	8,305,000
Great Wall Motor Co., Ltd.(1)	1,036,500	6,632,097
Huadian Power International Corp., Ltd.(1)	6,656,000	7,698,262
Huaneng Power International, Inc.(1)	5,222,000	6,945,522
Shanghai Electric Group Co., Ltd.#(1)	1,452,000	1,518,567
Shenzhen Expressway Co., Ltd.(1)	2,114,000	1,858,748
Sinopharm Group Co., Ltd.(1)	1,125,600	5,362,477
Sinotrans, Ltd.(1)	2,581,000	2,016,574
Zhejiang Expressway Co., Ltd.(1)	1,738,000	2,693,064

		103,228,659

Egypt — 0.3%
Commercial International Bank of Egypt SAE GDR	265,280	1,814,515

Hong Kong — 7.1%
BYD Electronic International Co., Ltd.(1)	1,114,500	1,818,679
China Mobile, Ltd.(1)	1,536,000	20,219,578
China Overseas Land & Investment, Ltd.(1)	1,996,000	7,205,611
CNOOC, Ltd.(1)	5,628,000	8,761,455
Lenovo Group, Ltd.#(1)	5,002,000	7,971,937

		45,977,260

India — 7.1%
Apollo Tyres, Ltd.(1)	813,650	2,411,085
Bharat Petroleum Corp., Ltd.(1)	381,810	5,069,155
Canara Bank(1)	254,950	1,370,270

Security Description	Shares	Value (Note 2)

India (continued)
HCL Technologies, Ltd.(1)	380,300	$5,918,480
Hindustan Petroleum Corp., Ltd.(1)	472,670	5,033,089
Housing Development Finance Corp., Ltd.(1)	418,633	8,086,281
IRB Infrastructure Developers, Ltd.(1)	658,240	2,532,748
Power Finance Corp., Ltd.(1)	488,430	2,083,513
Rural Electrification Corp., Ltd.(1)	476,890	2,206,153
Sintex Industries, Ltd.(1)	1,024,210	1,772,019
Tata Motors, Ltd. ADR#	165,961	6,356,306
Tech Mahindra, Ltd.(1)	183,200	1,593,444
Wockhardt, Ltd.(1)	81,250	1,850,146

		46,282,689

Indonesia — 1.5%
Bank Negara Indonesia Persero Tbk PT(1)	6,848,300	3,559,409
Telekomunikasi Indonesia Persero Tbk PT(1)	22,060,200	4,745,111
United Tractors Tbk PT(1)	835,900	1,276,791

		9,581,311

Mexico — 0.1%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	48,300	344,052

Poland — 0.6%
Energa SA(1)	298,870	1,830,161
PGE Polska Grupa Energetyczna SA(1)	347,900	1,910,198

		3,740,359

Qatar — 0.2%
Gulf International Services QSC(1)	71,190	1,499,146

Russia — 6.3%
Lukoil OAO ADR	203,540	9,717,000
MegaFon OAO GDR	185,950	2,854,333
MMC Norilsk Nickel OJSC ADR#	443,030	7,803,974
Mobile TeleSystems OJSC ADR	440,990	4,612,755
Moscow Exchange MICEX-RTS OAO	1,137,690	1,552,827
Sberbank of Russia ADR	1,100,181	6,194,019
Severstal OAO GDR	178,980	2,162,078
Tatneft OAO ADR	180,466	6,049,220

		40,946,206

South Africa — 3.3%
Naspers, Ltd., Class N(1)	32,880	4,836,400
Netcare, Ltd.(1)	1,514,860	4,855,263
Steinhoff International Holdings, Ltd.#(1)	1,451,131	8,992,745
Telkom SA SOC, Ltd.†(1)	453,310	2,595,039

		21,279,447

South Korea — 19.4%
Amorepacific Corp.(1)	5,800	2,109,123
BNK Financial Group, Inc.(1)	150,484	2,130,291
Com2uS Corp.†#(1)	11,310	1,369,377
Coway Co., Ltd.(1)	64,420	5,317,199
Daesang Corp.(1)	41,660	1,386,728
GS Home Shopping, Inc.(1)	6,990	1,481,099
GS Retail Co., Ltd.(1)	63,340	2,251,973
Halla Visteon Climate Control Corp.(1)	53,760	1,785,234
Hana Tour Service, Inc.†(1)	12,050	1,329,546
Hankook Tire Co., Ltd.(1)	110,240	4,354,491
Industrial Bank of Korea(1)	431,880	5,646,992
KB Financial Group, Inc.(1)	88,820	3,217,946
KEPCO Plant Service & Engineering Co., Ltd.(1)	41,050	3,980,630
KH Vatec Co., Ltd.#(1)	69,108	1,311,125
Kia Motors Corp.(1)	143,220	6,136,509
Korea Electric Power Corp.(1)	140,160	5,819,013
Korea Zinc Co., Ltd.(1)	8,450	3,825,139
KT&G Corp.(1)	83,232	7,236,093

70

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
South Korea — (continued)
LG Hausys, Ltd.#(1)	10,290	$1,446,409
LG Innotek Co., Ltd.(1)	18,770	1,603,474
Mando Corp.(1)	11,929	1,514,684
Meritz Securities Co., Ltd.(1)	241,800	1,406,639
NCsoft Corp.(1)	10,750	1,908,069
Partron Co., Ltd.#(1)	77,360	663,297
Samsung Electronics Co., Ltd.(1)	25,898	30,475,271
Seah Besteel Corp.(1)	38,820	1,476,268
SK Holdings Co., Ltd.(1)	34,940	5,641,695
SK Hynix, Inc.(1)	236,550	10,831,489
SK Telecom Co., Ltd.(1)	23,870	5,308,663
Wonik IPS Co., Ltd.†(1)	214,130	2,793,766

		125,758,232

Taiwan — 13.1%
Advanced Semiconductor Engineering, Inc.(1)	5,788,000	8,260,980
Catcher Technology Co., Ltd.(1)	714,000	8,334,911
Chicony Electronics Co., Ltd.(1)	1,184,794	3,304,032
Coretronic Corp.(1)	1,096,500	1,405,949
Fubon Financial Holding Co., Ltd.(1)	3,964,000	8,127,090
Innolux Corp.(1)	3,896,000	2,395,662
Inotera Memories, Inc.†(1)	3,165,000	3,709,271
Mega Financial Holding Co., Ltd.(1)	3,682,000	3,291,211
Pegatron Corp.(1)	1,720,000	5,106,732
Pou Chen Corp.(1)	1,301,000	1,861,714
Radiant Opto-Electronics Corp.(1)	624,000	2,277,977
Realtek Semiconductor Corp.(1)	931,441	2,827,672
Taiwan Paiho, Ltd.(1)	796,000	2,351,490
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,027,140	24,938,959
Vanguard International Semiconductor Corp.(1)	1,311,000	2,128,512
Wan Hai Lines, Ltd.(1)	2,664,000	2,532,416
Win Semiconductors Corp.(1)	1,379,000	2,144,885

		84,999,463

Thailand — 4.8%
Kasikornbank PCL NVDR(1)	1,160,600	6,725,120
Krung Thai Bank PCL#	9,224,200	4,963,080
PTT PCL	738,000	7,612,545
Quality Houses PCL	17,052,250	1,328,089
RS PCL	2,000,500	755,242
Samart Corp PCL#	2,429,200	1,859,450
Siam Commercial Bank PCL	596,100	2,808,616
Supalai PCL†	1,763,800	959,499
Thai Union Frozen Products PCL	7,388,200	4,480,359

		31,492,000

Turkey — 4.7%
Eregli Demir ve Celik Fabrikalari TAS(1)	3,020,630	4,832,127
Ford Otomotiv Sanayi AS(1)	100,610	1,341,535
KOC Holding AS(1)	885,320	3,955,450
TAV Havalimanlari Holding AS(1)	246,990	2,045,091
Tofas Turk Otomobil Fabrikasi AS(1)	196,000	1,327,531
Tupras Turkiye Petrol Rafinerileri AS†(1)	150,450	3,759,770
Turk Hava Yollari†(1)	1,492,104	5,018,365
Turkiye Halk Bankasi AS(1)	608,930	3,020,803
Turkiye Is Bankasi, Class C(1)	2,396,850	5,089,659

		30,390,331

United Arab Emirates — 0.6%
Air Arabia PJSC(1)	3,205,060	1,389,200
Dubai Islamic Bank PJSC(1)	1,262,180	2,323,725

		3,712,925

Security Description	Shares/ Principal Amount	Value (Note 2)

United States — 0.1%
CTC Media, Inc.	172,590	$552,288

Total Common Stocks
(cost $593,613,338)		634,700,733

PREFERRED SECURITIES — 1.1%
Brazil — 0.6%
Banco do Estado do Rio Grande do Sul SA, Class B	287,980	902,000
Petroleo Brasileiro SA ADR†	378,410	2,925,109

		3,827,109

Russia — 0.5%
Surgutneftegas OAO†	4,442,110	3,248,164

Total Preferred Securities
(cost $9,685,054)		7,075,273

Total Long-Term Investment Securities
(cost $603,298,392)		641,776,006

SHORT-TERM INVESTMENT SECURITIES — 4.4%
Registered Investment Companies — 3.8%
State Street Navigator Securities Lending Prime Portfolio(2)	24,525,757	24,525,757

Time Deposits — 0.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/01/2015	4,053,000	4,053,000

Total Short-Term Investment Securities
(cost $28,578,757)		28,578,757

TOTAL INVESTMENTS —
(cost $631,877,149)(3)	103.4%	670,354,763
Liabilities in excess of other assets	(3.4)	(22,015,332)

NET ASSETS —	100.0%	$648,339,431

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Security was valued using fair value procedures at May 31, 2015. The aggregate value of these securities was $492,008,815 representing 75.9% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	At May 31, 2015, the Fund had loaned securities with a total value of $23,121,248. This was secured by collateral of $24,525,757, which was received in cash and subsequently invested in short-term investments currently valued at $24,525,757 as reported in the Portfolio of Investments. Additional collateral of $138,053 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly is not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2015
United States Treasury Notes/Bonds	1.50%	08/31/2018	$138,053

(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

GDR—Global Depository Receipt

NVDR—Non-voting Depository Receipt

71

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$1,583,239	$11,669,035	$—	$13,252,274
Brazil	33,095,776	—	—	33,095,776
Cayman Islands	8,293,697	28,460,103	—	36,753,800
Egypt	1,814,515	—	—	1,814,515
India	6,356,306	39,926,383	—	46,282,689
Mexico	344,052	—	—	344,052
Russia	40,946,206	—	—	40,946,206
Taiwan	24,938,959	60,060,504	—	84,999,463
Thailand	24,766,880	6,725,120	—	31,492,000
United States	552,288	—	—	552,288
Other Industries	—	345,167,670	—	345,167,670
Preferred Securities	7,075,273	—	—	7,075,273
Short-Term Investment Securities:
Registered Investment Companies	24,525,757	—	—	24,525,757
Time Deposits	—	4,053,000	—	4,053,000

Total Investments at Value	$174,292,948	$496,061,815	$—	$670,354,763

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $287,663,641 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

72

VALIC Company I Foreign Value Fund

PORTFOLIO PROFILE — May 31, 2015 (unaudited)

Industry Allocation*

Registered Investment Companies	10.0%
Diversified Banking Institutions	8.3
Oil — Field Services	7.3
Medical — Drugs	7.1
Oil Companies — Integrated	6.0
Diversified Financial Services	4.3
Electronic Components — Semiconductors	3.8
Banks — Commercial	3.4
Insurance — Multi-line	3.1
Energy — Alternate Sources	3.0
Auto — Cars/Light Trucks	3.0
U.S. Government Agencies	2.5
Oil & Gas Drilling	2.4
Import/Export	2.3
Food — Retail	2.2
Telephone — Integrated	2.1
Telecom Services	2.1
Finance — Other Services	1.8
Insurance — Life/Health	1.8
Medical — Generic Drugs	1.6
Retail — Major Department Stores	1.6
Cellular Telecom	1.4
Retail — Building Products	1.4
Finance — Investment Banker/Broker	1.3
Diversified Manufacturing Operations	1.2
Rubber — Tires	1.2
Chemicals — Diversified	1.2
Insurance — Reinsurance	1.1
Aerospace/Defense	1.1
Steel — Producers	1.1
Medical — Biomedical/Gene	1.0
Diagnostic Kits	1.0
Building Products — Cement	1.0
Retail — Drug Store	0.9
Metal — Diversified	0.9
Auto/Truck Parts & Equipment — Original	0.9
Building & Construction Products — Misc.	0.9
Oil Companies — Exploration & Production	0.9
Investment Management/Advisor Services	0.8
Chemicals — Other	0.8
Building & Construction — Misc.	0.8
Machinery — Electrical	0.7
Chemicals — Specialty	0.7
Airlines	0.7
Distribution/Wholesale	0.7
Office Automation & Equipment	0.6
Medical — Wholesale Drug Distribution	0.6
Medical Instruments	0.6
Containers — Metal/Glass	0.5
Photo Equipment & Supplies	0.4
Entertainment Software	0.4
Retail — Misc./Diversified	0.4
Machine Tools & Related Products	0.4
Finance — Mortgage Loan/Banker	0.3
Engineering/R&D Services	0.3
Motorcycle/Motor Scooter	0.3
Diamonds/Precious Stones	0.3
Food — Misc./Diversified	0.2
Consulting Services	0.2
Metal Products — Distribution	0.2
Rubber/Plastic Products	0.2
Time Deposits	0.1

109.4%

Country Allocation*

United Kingdom	15.6%
United States	13.7
South Korea	12.3
France	10.1
Germany	7.5
Switzerland	7.0
Japan	6.9
Netherlands	6.1
Canada	4.8
Cayman Islands	4.2
China	4.1
Italy	2.9
Israel	1.6
Bermuda	1.6
Jersey	1.5
Ireland	1.5
Hong Kong	1.0
Spain	1.0
Norway	0.9
India	0.8
Singapore	0.8
Thailand	0.6
Sweden	0.6
Luxembourg	0.6
Brazil	0.6
Belgium	0.5
Australia	0.3
Russia	0.3

109.4%

*	Calculated as a percentage of net assets

73

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.8%
Australia — 0.3%
WorleyParsons, Ltd.#(1)	398,300	$3,298,291

Belgium — 0.5%
UCB SA(1)	66,370	4,748,633

Bermuda — 1.6%
Digital China Holdings, Ltd.(1)	3,635,000	6,560,217
First Pacific Co., Ltd.(1)	2,621,250	2,481,267
Kunlun Energy Co., Ltd.(1)	3,448,000	3,738,857
Petra Diamonds, Ltd.†#(1)	1,048,240	2,794,586

		15,574,927

Brazil — 0.6%
BM&FBovespa SA	1,570,900	5,536,581

Canada — 4.8%
Cenovus Energy, Inc.	518,100	8,548,900
Ensign Energy Services, Inc.#	718,600	6,801,159
HudBay Minerals, Inc.#	1,031,800	9,226,131
Precision Drilling Corp.#	1,346,700	8,923,133
Suncor Energy, Inc.	365,400	10,680,516
Trican Well Service, Ltd.	1,059,900	3,298,338

		47,478,177

Cayman Islands — 4.2%
GCL-Poly Energy Holdings, Ltd.#(1)	56,955,000	15,201,193
Kingboard Chemical Holdings, Ltd.(1)	4,044,500	7,905,111
Springland International Holdings, Ltd.(1)	10,541,700	3,833,284
Trina Solar, Ltd. ADR†#	1,219,582	15,086,229

		42,025,817

China — 4.1%
China Life Insurance Co., Ltd.(1)	1,580,000	7,598,998
China Telecom Corp., Ltd.(1)	17,829,823	12,103,701
Shanghai Pharmaceuticals Holding Co., Ltd.(1)	2,852,500	9,527,040
Sinopec Engineering Group Co., Ltd.(1)	5,880,000	5,751,647
Sinopharm Group Co., Ltd.(1)	1,218,800	5,806,492

		40,787,878

France — 10.1%
AXA SA#(1)	706,432	17,851,912
BNP Paribas SA(1)	353,230	21,398,520
Cie de Saint-Gobain#(1)	190,100	8,892,879
Cie Generale des Etablissements Michelin#(1)	109,590	11,777,376
Sanofi(1)	129,420	12,684,947
Societe Generale SA#(1)	100,703	4,703,646
Technip SA(1)	202,710	13,389,553
Total SA(1)	179,620	9,090,600

		99,789,433

Germany — 7.5%
Bayer AG#(1)	78,400	11,122,274
Deutsche Boerse AG(1)	151,690	12,150,682
Deutsche Lufthansa AG†(1)	466,720	6,562,082
Gerresheimer AG(1)	78,750	4,493,086
Kloeckner & Co. SE#(1)	211,880	1,850,107
Merck KGaA(1)	77,902	8,332,846
Metro AG#(1)	173,577	6,024,066
MorphoSys AG†#(1)	81,370	5,974,197
Muenchener Rueckversicherungs-Gesellschaft AG(1)	35,060	6,469,949
Siemens AG(1)	112,625	11,849,135

		74,828,424

Hong Kong — 1.0%
China Mobile, Ltd.(1)	782,500	10,300,664

Security Description	Shares	Value (Note 2)

India — 0.8%
Hero Motocorp, Ltd.(1)	73,400	$3,091,418
Jain Irrigation Systems, Ltd.(1)	1,609,577	1,690,634
LIC Housing Finance, Ltd.(1)	516,974	3,394,365

		8,176,417

Ireland — 1.5%
CRH PLC(1)	352,760	9,893,575
Dragon Oil PLC(1)	464,030	4,843,986

		14,737,561

Israel — 1.6%
Teva Pharmaceutical Industries, Ltd. ADR	269,170	16,177,117

Italy — 2.9%
Eni SpA(1)	524,979	9,451,608
Saipem SpA†#(1)	337,148	4,280,852
UniCredit SpA(1)	2,106,054	14,743,905

		28,476,365

Japan — 6.9%
Canon, Inc.(1)	169,000	5,833,583
Capcom Co., Ltd.(1)	213,840	4,129,808
ITOCHU Corp.(1)	1,386,200	18,684,904
Konica Minolta, Inc.(1)	335,900	4,220,816
Nissan Motor Co., Ltd.(1)	1,604,000	16,693,126
SoftBank Corp.(1)	186,100	11,109,437
Toyota Motor Corp.(1)	109,200	7,529,172

		68,200,846

Jersey — 1.5%
Petrofac, Ltd.(1)	1,071,650	14,828,063

Luxembourg — 0.6%
Subsea 7 SA†#(1)	546,769	5,717,926

Netherlands — 6.1%
Aegon NV(1)	1,708,953	13,039,911
Akzo Nobel NV(1)	147,780	11,286,017
ING Groep NV CVA(1)	675,404	11,154,832
QIAGEN NV†(1)	411,070	10,077,322
SBM Offshore NV†#(1)	1,083,110	14,428,678

		59,986,760

Norway — 0.9%
Telenor ASA#(1)	394,298	8,952,818

Russia — 0.3%
Lukoil OAO ADR(OTC)	43,008	2,053,202
Lukoil OAO ADR (LSE)(1)	13,510	648,232

		2,701,434

Singapore — 0.8%
United Overseas Bank, Ltd.(1)	436,300	7,480,066

South Korea — 12.3%
Daewoo International Corp.(1)	183,090	4,387,227
Hana Financial Group, Inc.(1)	763,978	20,459,357
Hyundai Mobis(1)	45,365	9,122,270
Hyundai Motor Co.(1)	34,432	4,890,379
KB Financial Group, Inc.(1)	622,023	22,535,878
KIWOOM Securities Co., Ltd.(1)	68,423	4,611,018
Korea Investment Holdings Co., Ltd.(1)	130,228	7,754,079
POSCO(1)	48,515	10,665,643
Samsung Electronics Co., Ltd.(1)	31,905	37,543,961

		121,969,812

74

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Spain — 1.0%
Telefonica SA(1)	705,745	$9,987,107
Telefonica SA ADR	859	12,163

		9,999,270

Sweden — 0.6%
Getinge AB, Class B(1)	239,574	5,792,665

Switzerland — 7.0%
ABB, Ltd.#(1)	333,560	7,312,817
Basilea Pharmaceutica†(1)	33,210	4,497,070
Credit Suisse Group AG#(1)	721,105	19,144,899
GAM Holding AG(1)	186,050	4,149,789
Lonza Group AG(1)	49,050	6,905,939
Meyer Burger Technology AG#(1)	440,180	3,524,453
Roche Holding AG(1)	65,980	19,426,417
Swiss Re AG(1)	53,270	4,785,322

		69,746,706

Thailand — 0.6%
Bangkok Bank PCL NVDR(1)	1,195,200	6,454,249

United Kingdom — 15.6%
Aberdeen Asset Management PLC(1)	614,400	4,196,405
Aviva PLC(1)	1,227,958	9,843,556
BAE Systems PLC(1)	1,415,310	11,148,125
Barclays PLC(1)	2,147,540	8,862,634
BP PLC(1)	1,507,452	10,388,668
BP PLC ADR	180	7,463
Carillion PLC#(1)	1,538,340	7,800,840
GlaxoSmithKline PLC(1)	610,401	13,541,917
HSBC Holdings PLC#(1)	1,363,300	12,980,343
Kingfisher PLC(1)	2,363,125	13,381,915
Marks & Spencer Group PLC(1)	1,753,350	15,643,895
Noble Corp. PLC#	474,270	7,944,022
Royal Dutch Shell PLC, Class B(1)	268,205	8,108,758
Serco Group PLC#(1)	908,248	1,912,695
Standard Chartered PLC(1)	566,680	9,068,500
Tesco PLC(1)	4,895,470	15,915,629
Vodafone Group PLC(1)	957,821	3,745,465

		154,490,830

United States — 1.1%
Halliburton Co.	233,310	10,592,273

Total Long-Term Investment Securities
(cost $915,498,273)		958,850,003

SHORT-TERM INVESTMENT SECURITIES — 12.6%
Registered Investment Companies — 10.0%
State Street Navigator Securities Lending Prime Portfolio(2)	99,776,798	99,776,798

Security Description	Shares/ Principal Amount	Value (Note 2)

Time Deposits — 0.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/01/2015	$501,000	$501,000

U.S. Government Agencies — 2.5%
Federal Farm Credit Bank 0.03% due 06/01/2015	12,500,000	12,500,000
Federal Home Loan Mtg. Corp. 0.03% due 06/01/2015	12,500,000	12,500,000

		25,000,000

Total Short-Term Investment Securities
(cost $125,277,798)		125,277,798

TOTAL INVESTMENTS —
(cost $1,040,776,071)(3)	109.4%	1,084,127,801
Liabilities in excess of other assets	(9.4)	(93,164,050)

NET ASSETS —	100.0%	$990,963,751

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
(1)	Security was valued using fair value procedures at May 31, 2015. The aggregate value of these securities was $853,962,776 representing 86.2% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	At May 31, 2015, the Fund had loaned securities with a total value of $96,854,671. This was secured by collateral of $99,776,798, which was received in cash and subsequently invested in short-term investments currently valued at $99,776,798 as reported in the Portfolio of Investments. Additional collateral of $3,706,661 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2015
United States Treasury Bills	zero coupon	06/18/2015 to 01/07/2016	$337,920
United States Treasury Notes/Bonds	zero coupon to 8.88%	06/30/2015 to 05/15/2044	3,368,741

(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

CVA—Certification Van Aandelen (Dutch Cert.)

LSE—London Stock Exchange

NVDR—Non-Voting Depository Receipt

OTC—Over The Counter US

75

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Brazil	$5,536,581	$—	$—	$5,536,581
Canada	47,478,177	—	—	47,478,177
Cayman Islands	15,086,229	26,939,588	—	42,025,817
Israel	16,177,117	—	—	16,177,117
Russia	2,053,202	648,232	—	2,701,434
Spain	12,163	9,987,107	—	9,999,270
United Kingdom	7,951,485	146,539,345	—	154,490,830
United States	10,592,273	—	—	10,592,273
Other Countries	—	669,848,504	—	669,848,504
Short-Term Investment Securities:
Registered Investment Companies	99,776,798	—	—	99,776,798
Other Short-Term Investment Securities	—	25,501,000	—	25,501,000

Total Investments at Value	$204,664,025	$879,463,776	$—	$1,084,127,801

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $704,522,672 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

See Notes to Financial Statements

76

VALIC Company I Global Real Estate Fund

PORTFOLIO PROFILE — May 31, 2015 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	70.6%
Real Estate Operations & Development	13.6
Real Estate Management/Services	10.2
Registered Investment Companies	3.4
Hotels/Motels	2.0
Web Hosting/Design	1.1
Building — Residential/Commercial	0.9
Time Deposits	0.7

102.5%

Country Allocation*

United States	46.7%
Japan	13.4
Australia	7.2
United Kingdom	6.9
France	5.8
Hong Kong	4.9
Singapore	3.8
Canada	3.6
Bermuda	2.9
Germany	1.4
Jersey	1.0
Switzerland	1.0
Spain	1.0
Sweden	0.6
Netherlands	0.6
India	0.4
China	0.4
Finland	0.3
Norway	0.3
Taiwan	0.3

102.5%

*	Calculated as a percentage of net assets

77

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.4%
Australia — 7.2%
BGP Holdings PLC(1)(2)	479,213	$0
Charter Hall Group(3)	659,664	2,404,101
Dexus Property Group(3)	816,891	4,976,873
GPT Group(3)	2,289,920	8,044,338
Mirvac Group(3)	773,862	1,182,330
Scentre Group(3)	1,924,122	5,787,824
Stockland(3)	2,175,321	7,178,926
Westfield Corp.(3)	1,014,821	7,456,838

		37,031,230

Bermuda — 2.9%
Hongkong Land Holdings, Ltd. (OTC)	1,700	14,382
Hongkong Land Holdings, Ltd. (SGX)(3)	1,273,200	10,906,202
Kerry Properties, Ltd.(3)	1,033,000	4,309,016

		15,229,600

Canada — 3.6%
Allied Properties Real Estate Investment Trust	68,124	1,987,406
Artis Real Estate Investment Trust	130,039	1,471,252
Calloway Real Estate Investment Trust	92,827	2,157,951
Canadian Apartment Properties REIT	71,132	1,571,814
Canadian Real Estate Investment Trust	47,197	1,636,107
Dream Office Real Estate Investment Trust	30,473	636,365
Granite Real Estate Investment Trust	35,566	1,154,265
H&R Real Estate Investment Trust	157,315	2,860,158
InnVest Real Estate Investment Trust	146,393	645,090
RioCan Real Estate Investment Trust	189,985	4,231,734

		18,352,142

China — 0.4%
China Vanke Co., Ltd.†#(3)	709,700	1,871,620

Finland — 0.3%
Citycon OYJ(3)	635,465	1,839,796

France — 5.8%
Fonciere Des Regions(3)	35,492	3,127,516
Klepierre(3)	253,083	11,287,589
Unibail-Rodamco SE (Euronext Amsterdam)(3)	41,853	10,773,357
Unibail-Rodamco SE (Euronext Paris)	17,588	4,517,257

		29,705,719

Germany — 1.4%
Deutsche Wohnen AG(3)	302,160	7,360,655

Hong Kong — 4.9%
Henderson Land Development Co., Ltd.(3)	179,580	1,445,531
Link REIT(3)	747,500	4,347,861
Sino Land Co., Ltd.(3)	1,570,958	2,673,710
Sun Hung Kai Properties, Ltd.(3)	906,504	15,325,528
Wheelock & Co., Ltd.(3)	287,000	1,538,894

		25,331,524

India — 0.4%
Sobha Developers, Ltd.(3)	296,987	2,009,900

Japan — 13.4%
Comforia Residential REIT, Inc.(3)	861	1,816,052
Daibiru Corp.(3)	132,000	1,220,536
Invesco Office J-Reit, Inc.#(3)	1,498	1,297,174
Invincible Investment Corp.(3)	5,113	2,656,428
Japan Excellent, Inc.(3)	1,257	1,583,605
Japan Retail Fund Investment Corp.(3)	2,866	5,733,793
Mitsubishi Estate Co., Ltd.#(3)	887,000	19,734,381
Mitsui Fudosan Co., Ltd.(3)	443,000	12,868,910
Nomura Real Estate Office Fund, Inc.(3)	1,723	7,840,059
Sekisui House, Ltd.(3)	162,600	2,703,799

Security Description	Shares	Value (Note 2)

Japan (continued)
Sumitomo Realty & Development Co., Ltd.#(3)	204,000	$7,829,255
Top REIT, Inc.(3)	858	3,601,823

		68,885,815

Jersey — 1.0%
Kennedy Wilson Europe Real Estate PLC(3)	289,343	5,343,523

Netherlands — 0.6%
Wereldhave NV(3)	48,676	2,946,984

Norway — 0.3%
Entra ASA*(3)	164,711	1,552,418

Singapore — 3.8%
City Developments, Ltd.#(3)	970,700	7,564,643
Fortune Real Estate Investment Trust(3)	3,003,000	3,026,632
Global Logistic Properties, Ltd.#(3)	1,162,400	2,365,430
Mapletree Greater China Commercial Trust(3)	5,803,000	4,602,453
OUE Commercial Real Estate Investment Trust(3)	3,203,500	1,959,235

		19,518,393

Spain — 1.0%
Merlin Properties Socimi SA†#(3)	380,793	4,957,210

Sweden — 0.6%
Hufvudstaden AB, Class A(3)	230,859	2,960,213

Switzerland — 1.0%
PSP Swiss Property AG(3)	59,331	5,097,619

Taiwan — 0.3%
Chong Hong Construction Co., Ltd.(3)	614,550	1,346,055

United Kingdom — 6.9%
Big Yellow Group PLC(3)	467,496	4,671,834
British Land Co. PLC(3)	668,220	8,817,474
Derwent London PLC(3)	123,459	6,723,928
Hammerson PLC(3)	753,114	7,707,890
Helical Bar PLC(3)	254,775	1,615,562
Quintain Estates & Development PLC†(3)	1,672,573	2,773,667
UNITE Group PLC(3)	357,622	3,403,764

		35,714,119

United States — 42.6%
American Campus Communities, Inc.	57,000	2,223,570
American Tower Corp.	126,397	11,728,378
AvalonBay Communities, Inc.	91,480	15,231,420
Boston Properties, Inc.	75,005	9,752,900
Brixmor Property Group, Inc.	213,446	5,289,192
Cousins Properties, Inc.	357,700	3,451,805
Crown Castle International Corp.	91,668	7,475,525
DDR Corp.	377,365	6,385,016
EastGroup Properties, Inc.	31,300	1,741,219
Empire State Realty Trust, Inc., Class A	208,348	3,766,932
Equinix, Inc.	21,100	5,656,277
Essex Property Trust, Inc.	30,989	6,898,771
Extra Space Storage, Inc.	63,900	4,474,917
Federal Realty Investment Trust	64,900	8,727,103
General Growth Properties, Inc.	53,494	1,515,485
Health Care REIT, Inc.	68,374	4,803,957
Healthcare Realty Trust, Inc.	98,236	2,339,982
Healthcare Trust of America, Inc., Class A	211,266	5,237,284
Hilton Worldwide Holdings, Inc.†	80,298	2,325,430
Host Hotels & Resorts, Inc.	275,563	5,489,215
Hudson Pacific Properties, Inc.	109,251	3,331,063
Kilroy Realty Corp.	34,922	2,412,063
LaSalle Hotel Properties	139,500	5,086,170
Mid-America Apartment Communities, Inc.	88,400	6,752,876

78

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
National Health Investors, Inc.	38,700	$2,559,618
National Retail Properties, Inc.	80,979	3,037,522
Paramount Group, Inc.	148,550	2,724,407
Piedmont Office Realty Trust, Inc., Class A#	184,193	3,166,278
Prologis, Inc.	276,915	10,963,065
Public Storage	40,300	7,799,662
Realty Income Corp.#	93,391	4,255,828
Retail Opportunity Investments Corp.	199,812	3,262,930
RLJ Lodging Trust	95,100	2,874,873
Simon Property Group, Inc.	112,603	20,426,184
SL Green Realty Corp.	23,993	2,847,009
Taubman Centers, Inc.	46,200	3,420,186
UDR, Inc.	50,706	1,650,987
Ventas, Inc.	135,300	9,000,156
Weyerhaeuser Co.	273,690	8,911,346

		218,996,601

Total Common Stocks
(cost $467,067,057)		506,051,136

RIGHTS — 0.0%
Germany — 0.0%
Deutsche Wohnen AG Expires 06/03/2015 (subscription price 21.50 EUR)†(2)(5) (cost $662)	301,345	9,929

Total Long-Term Investment Securities
(cost $467,067,719)		506,061,065

SHORT-TERM INVESTMENT SECURITIES — 4.1%
Registered Investment Companies — 3.4%
State Street Navigator Securities Lending Prime Portfolio(4)	10,098,118	10,098,118
SSgA U.S. Government Money Market Fund	7,235,651	7,235,651

		17,333,769

Time Deposits — 0.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/01/2015	$3,938,000	3,938,000

Total Short-Term Investment Securities
(cost $21,271,769)		21,271,769

TOTAL INVESTMENTS —
(cost $488,339,488)(6)	102.5%	527,332,834
Liabilities in excess of other assets	(2.5)	(12,986,022)

NET ASSETS —	100.0%	$514,346,812

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2015, the aggregate value of these securities was $1,552,418 representing 0.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At May 31, 2015, the aggregate value of these securities was $9,929 representing 0.0% of net assets.
(3)	Security was valued using fair value procedures at May 31, 2015. The aggregate value of these securities was $264,170,754 representing 51.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

(4)	At May 31, 2015, the Fund had loaned securities with a total value of $10,423,291. This was secured by collateral of $10,098,118, which was received in cash and subsequently invested in short-term investments currently valued at $10,098,118 as reported in the Portfolio of Investments. Additional collateral of $834,430 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2015
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	11/01/2034 to 12/15/2044	$58,074
Federal National Mtg. Assoc.	2.00% to 4.00%	10/25/2029 to 02/25/2044	273,648
Government National Mtg. Assoc.	0.38% to 4.00%	04/20/2039 to 12/16/2052	51,516
United States Treasury Notes/Bonds	0.63% to 6.13%	05/31/2017 to 05/15/2044	451,192

(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2015, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Rights
Deutsche Wohnen AG Expires 06/03/2015 (subscription price 21.50 EUR)	05/27/2015	301,345	$662	$9,929	$0.03	0.00%

(6)	See Note 5 for cost of investments on a tax basis.

Euronext Amsterdam—Euronext Stock Exchange, Amsterdam

Euronext Paris—Euronext Stock Exchange, Paris

OTC—Over The Counter US

SGX—Singapore Exchange

79

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2015 (see Note 2):

	Level 1- Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$—	$37,031,230	$0	$37,031,230
Bermuda	14,382	15,215,218	—	15,229,600
Canada	18,352,142	—	—	18,352,142
France	4,517,257	25,188,462	—	29,705,719
United States	218,996,601	—	—	218,996,601
Other Countries	—	186,735,844	—	186,735,844
Rights	9,929	—	—	9,929
Short-Term Investment Securities:
Registered Investment Companies	17,333,769	—	—	17,333,769
Time Deposits	—	3,938,000	—	3,938,000

Total Investments at Value	$259,224,080	$268,108,754	$0	$527,332,834

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $176,061,637 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

80

VALIC Company I Global Social Awareness Fund

PORTFOLIO PROFILE — May 31, 2015 (unaudited)

Industry Allocation*

Medical — Drugs	5.8%
Banks — Commercial	4.5
Real Estate Investment Trusts	2.9
Insurance — Life/Health	2.4
Insurance — Multi-line	2.3
Medical — Biomedical/Gene	2.1
Telephone — Integrated	2.0
Food — Misc./Diversified	1.9
Oil Companies — Exploration & Production	1.7
U.S. Government Treasuries	1.7
Applications Software	1.7
Cosmetics & Toiletries	1.6
Multimedia	1.6
Insurance — Property/Casualty	1.6
Cable/Satellite TV	1.6
Electronic Components — Semiconductors	1.5
Auto — Cars/Light Trucks	1.5
Transport — Rail	1.4
Diversified Banking Institutions	1.2
Insurance — Reinsurance	1.2
Chemicals — Diversified	1.1
Investment Management/Advisor Services	1.1
Commercial Services — Finance	1.1
Time Deposits	1.1
Pipelines	1.1
Finance — Credit Card	1.1
Chemicals — Specialty	1.1
Web Portals/ISP	1.0
Registered Investment Companies	1.0
Banks — Super Regional	1.0
Medical — HMO	1.0
Retail — Discount	1.0
Finance — Other Services	0.9
Electric — Integrated	0.8
Enterprise Software/Service	0.8
Transport — Services	0.8
E-Commerce/Products	0.8
Diversified Manufacturing Operations	0.8
Medical — Generic Drugs	0.8
Beverages — Non-alcoholic	0.8
Networking Products	0.8
Oil — Field Services	0.7
Data Processing/Management	0.7
Retail — Building Products	0.7
Food — Retail	0.7
Computer Services	0.7
Consumer Products — Misc.	0.7
Oil Refining & Marketing	0.7
Semiconductor Components — Integrated Circuits	0.6
Real Estate Operations & Development	0.6
Retail — Apparel/Shoe	0.6
Electric Products — Misc.	0.6
Medical Products	0.6
Gas — Distribution	0.6
Investment Companies	0.6
Industrial Gases	0.6
Electronic Components — Misc.	0.6
Auto/Truck Parts & Equipment — Original	0.6
Telecom Services	0.6
Real Estate Management/Services	0.5
Retail — Restaurants	0.5
Retail — Drug Store	0.5
Banks — Fiduciary	0.5
Medical — Wholesale Drug Distribution	0.5
Building & Construction Products — Misc.	0.5
Retail — Major Department Stores	0.5
Hotels/Motels	0.5
Semiconductor Equipment	0.5
Internet Content — Entertainment	0.4

E-Commerce/Services	0.4
Advertising Agencies	0.4
Distribution/Wholesale	0.4
Machinery — Electrical	0.4
Finance — Investment Banker/Broker	0.4
Water	0.4
Building — Residential/Commercial	0.4
Machinery — Farming	0.4
Oil Field Machinery & Equipment	0.4
Import/Export	0.4
Building Products — Cement	0.4
Computers — Memory Devices	0.3
Television	0.3
Commercial Services	0.3
Apparel Manufacturers	0.3
Diagnostic Equipment	0.3
Machinery — Construction & Mining	0.3
Industrial Automated/Robotic	0.3
Pharmacy Services	0.3
Human Resources	0.3
Instruments — Scientific	0.3
Athletic Footwear	0.3
Oil Companies — Integrated	0.3
Building — Heavy Construction	0.3
Consulting Services	0.3
Rubber — Tires	0.3
Soap & Cleaning Preparation	0.3
Agricultural Chemicals	0.3
Toys	0.3
Medical — Hospitals	0.3
Public Thoroughfares	0.3
Office Automation & Equipment	0.3
Dialysis Centers	0.3
Savings & Loans/Thrifts	0.3
Medical Instruments	0.2
Gold Mining	0.2
Airport Development/Maintenance	0.2
Computer Aided Design	0.2
Satellite Telecom	0.2
Food — Catering	0.2
Diversified Operations/Commercial Services	0.2
Agricultural Operations	0.2
Computers	0.2
Cellular Telecom	0.2
Audio/Video Products	0.2
Retail — Jewelry	0.2
Publishing — Periodicals	0.2
Insurance Brokers	0.2
Electronic Measurement Instruments	0.2
Retail — Regional Department Stores	0.2
Food — Confectionery	0.2
Private Equity	0.2
Wireless Equipment	0.2
Non-Hazardous Waste Disposal	0.2
Publishing — Books	0.2
Steel — Producers	0.2
Electric — Transmission	0.2
Diversified Financial Services	0.2
Tools — Hand Held	0.2
Entertainment Software	0.2
Aerospace/Defense — Equipment	0.2
Office Supplies & Forms	0.2
Diversified Operations	0.1
Machinery — General Industrial	0.1
Auto — Heavy Duty Trucks	0.1
Food — Dairy Products	0.1
Electronic Forms	0.1
Telecommunication Equipment	0.1
Containers — Metal/Glass	0.1

81

VALIC Company I Global Social Awareness Fund

PORTFOLIO PROFILE — May 31, 2015 (unaudited) — (continued)

Industry Allocation* (continued)

Internet Security	0.1%
Filtration/Separation Products	0.1
Coatings/Paint	0.1
Medical Labs & Testing Services	0.1
Engines — Internal Combustion	0.1
Metal — Copper	0.1
Machinery — Pumps	0.1
Paper & Related Products	0.1
Security Services	0.1
Publishing — Newspapers	0.1
Transport — Truck	0.1
Food — Wholesale/Distribution	0.1
Medical Information Systems	0.1
Metal Processors & Fabrication	0.1
Steel Pipe & Tube	0.1
Web Hosting/Design	0.1
Containers — Paper/Plastic	0.1
Advertising Services	0.1
Chemicals — Plastics	0.1
Internet Content — Information/News	0.1
Computers — Integrated Systems	0.1
Optical Supplies	0.1
Food — Baking	0.1
Power Converter/Supply Equipment	0.1
Finance — Mortgage Loan/Banker	0.1
Finance — Leasing Companies	0.1
Finance — Consumer Loans	0.1
Metal — Diversified	0.1
Home Decoration Products	0.1
Hazardous Waste Disposal	0.1
Transactional Software	0.1
Broadcast Services/Program	0.1
Building Products — Doors & Windows	0.1
Retail — Bedding	0.1
Resorts/Theme Parks	0.1
Retirement/Aged Care	0.1
Motorcycle/Motor Scooter	0.1
Retail — Auto Parts	0.1
Retail — Perfume & Cosmetics	0.1
Building Products — Air & Heating	0.1
Vitamins & Nutrition Products	0.1
Storage/Warehousing	0.1
Bicycle Manufacturing	0.1

100.5%

Country Allocation*

United States	54.4%
Japan	8.9
United Kingdom	6.5
Canada	4.5
France	4.1
Switzerland	3.7
Germany	2.7
Australia	2.3
Hong Kong	1.6
Netherlands	1.5
Ireland	1.4
Sweden	1.3
Spain	1.1
Singapore	1.0
Denmark	0.8
Italy	0.7
Jersey	0.7
Finland	0.5
Belgium	0.5
Luxembourg	0.5
Bermuda	0.4
New Zealand	0.3
Israel	0.3
Curacao	0.2
Cayman Islands	0.2
Norway	0.2
Portugal	0.1
Austria	0.1

100.5%

*	Calculated as a percentage of net assets

82

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.5%
Australia — 2.3%
Amcor, Ltd.(1)	23,746	$261,917
APA Group(1)	51,752	366,136
Asciano, Ltd.(1)	12,359	63,541
ASX, Ltd.(1)	15,816	501,654
Aurizon Holdings, Ltd.(1)	57,252	232,708
Australia & New Zealand Banking Group, Ltd.(1)	15,154	382,562
BGP Holdings PLC†(2)(3)	60,919	0
Caltex Australia, Ltd.(1)	2,359	60,554
Commonwealth Bank of Australia(1)	10,423	673,471
Computershare, Ltd.(1)	22,663	222,497
CSL, Ltd.(1)	5,444	387,471
Dexus Property Group(1)	66,257	403,668
Federation Centres(1)	26,415	61,202
Flight Centre Travel Group, Ltd.(1)	3,623	128,414
Goodman Group(1)	25,960	129,213
GPT Group(1)	108,965	382,787
Harvey Norman Holdings, Ltd.(1)	8,792	31,441
Iluka Resources, Ltd.(1)	6,351	43,481
Insurance Australia Group, Ltd.(1)	97,983	422,456
National Australia Bank, Ltd.(1)	16,470	429,630
Newcrest Mining, Ltd.†(1)	12,213	132,014
Novion Property Group(1)	208,053	386,236
QBE Insurance Group, Ltd.(1)	20,518	228,633
Ramsay Health Care, Ltd.(1)	6,584	318,588
Scentre Group(1)	73,969	222,501
Seek, Ltd.(1)	6,622	85,197
Sonic Healthcare, Ltd.(1)	6,460	98,654
Stockland(1)	84,650	279,359
Sydney Airport(1)	40,644	175,986
Transurban Group(1)	97,719	756,412
Wesfarmers, Ltd.(1)	5,446	181,167
Westfield Corp.†(1)	37,343	274,394
Westpac Banking Corp.(1)	30,333	774,665
Woodside Petroleum, Ltd.(1)	15,999	445,484
WorleyParsons, Ltd.(1)	11,479	95,057

		9,639,150

Austria — 0.1%
IMMOFINANZ AG†(1)	77,207	205,632
Vienna Insurance Group AG Wiener Versicherung Gruppe(1)	4,668	177,486

		383,118

Belgium — 0.5%
Ageas(1)	5,475	205,056
Belgacom SA(1)	11,756	408,512
Colruyt SA(1)	740	33,294
Delhaize Group SA(1)	2,460	219,607
Groupe Bruxelles Lambert SA(1)	5,394	448,652
KBC Groep NV(1)	2,565	172,094
Telenet Group Holding NV†(1)	1,725	93,873
UCB SA(1)	1,705	121,989
Umicore SA(1)	7,250	356,173

		2,059,250

Bermuda — 0.4%
Arch Capital Group, Ltd.†	5,395	344,686
Bunge, Ltd.	3,496	323,590
Everest Re Group, Ltd.	2,835	514,581
Li & Fung, Ltd.(1)	186,000	160,806
Marvell Technology Group, Ltd.	9,438	132,038
NWS Holdings, Ltd.(1)	114,000	185,223
RenaissanceRe Holdings, Ltd.	2,126	217,086

		1,878,010

British Virgin Islands — 0.0%
Michael Kors Holdings, Ltd.†	3,299	153,403

Security Description	Shares	Value (Note 2)

Canada — 4.5%
Agnico Eagle Mines, Ltd.	3,973	$127,854
Agrium, Inc.	3,495	363,074
Alimentation Couche-Tard, Inc., Class B	3,729	145,310
AltaGas, Ltd.	12,039	383,939
ARC Resources, Ltd.	20,327	372,346
ATCO, Ltd., Class I	400	13,995
Bank of Nova Scotia	7,817	411,090
BCE, Inc.	9,666	423,607
BlackBerry, Ltd.†	5,559	54,580
Brookfield Asset Management, Inc., Class A	15,000	530,476
Canadian Natural Resources, Ltd.	8,628	266,277
Canadian Oil Sands, Ltd.	18,485	161,721
Canadian Pacific Railway, Ltd.	1,933	318,519
Canadian Tire Corp., Ltd., Class A	2,587	268,248
Canadian Utilities, Ltd., Class A	1,600	47,514
Catamaran Corp.†	2,600	155,653
CGI Group, Inc., Class A†	5,333	225,911
CI Financial Corp	13,900	390,756
Dollarama, Inc.	6,128	339,415
Empire Co., Ltd., Class A	5,700	408,295
Encana Corp.	13,769	174,493
Enerplus Corp.	36,266	350,529
Fairfax Financial Holdings, Ltd.	892	449,292
First Capital Realty, Inc.	31,468	475,714
First Quantum Minerals, Ltd.	12,881	166,554
Fortis, Inc.	8,986	274,436
Franco-Nevada Corp.	3,900	200,582
Gildan Activewear, Inc.	3,000	95,023
Great-West Lifeco, Inc.	23,315	675,490
IGM Financial, Inc.	10,684	361,689
Industrial Alliance Insurance & Financial Services, Inc.	4,394	151,578
Intact Financial Corp.	8,447	605,812
Inter Pipeline, Ltd.	11,025	274,295
Kinross Gold Corp.†	39,604	93,628
Loblaw Cos., Ltd.	397	20,192
Manulife Financial Corp.	33,110	607,833
Methanex Corp.	3,748	208,015
Metro, Inc., Class A	19,683	543,989
Onex Corp	3,843	217,026
Open Text Corp.	3,100	132,042
Paramount Resources, Ltd., Class A†	6,565	169,140
Pembina Pipeline Corp.	11,110	358,154
Peyto Exploration & Development Corp.	2,723	73,812
Potash Corp. of Saskatchewan, Inc.	9,815	308,909
Power Corp. of Canada	15,812	409,286
Power Financial Corp.	11,571	334,029
RioCan Real Estate Investment Trust	8,342	185,810
Royal Bank of Canada	15,078	958,682
Saputo, Inc.	19,502	530,518
Shaw Communications, Inc., Class B	30,851	680,975
Silver Wheaton Corp.	4,863	92,873
Sun Life Financial, Inc.	9,179	293,025
Teck Resources, Ltd., Class B	11,756	136,788
Thomson Reuters Corp.	15,465	617,555
Toronto-Dominion Bank	18,083	787,387
Tourmaline Oil Corp.†	4,224	136,509
TransAlta Corp.	22,969	199,474
Turquoise Hill Resources, Ltd.†	32,435	142,405
Valeant Pharmaceuticals International, Inc.†	4,500	1,072,676
Vermilion Energy, Inc.	5,150	221,016

		19,195,815

Cayman Islands — 0.2%
ASM Pacific Technology, Ltd.(1)	2,800	29,120
Cheung Kong Property Holdings, Ltd.†(4)	27,000	164,013

83

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Cayman Islands (continued)
CK Hutchison Holdings, Ltd.(1)	27,000	$418,963
HKT Trust & HKT, Ltd.(1)	123,000	154,685
WH Group, Ltd.†*(1)	39,000	29,872

		796,653

Curacao — 0.2%
Schlumberger, Ltd.	11,314	1,026,972

Denmark — 0.8%
Coloplast A/S, Class B(1)	3,794	286,517
Danske Bank A/S(1)	6,163	180,770
DSV A/S(1)	9,202	320,633
Novo Nordisk A/S, Class B(1)	25,437	1,441,405
Pandora A/S(1)	1,530	154,264
TDC A/S(1)	43,217	323,795
Tryg A/S(1)	16,390	327,453
Vestas Wind Systems A/S(1)	2,209	113,218
William Demant Holding A/S†(1)	1,959	161,369

		3,309,424

Finland — 0.5%
Elisa Oyj(1)	19,153	588,063
Kone Oyj, Class B(1)	391	16,399
Metso Oyj(1)	5,795	166,974
Nokia Oyj(1)	48,731	356,171
Nokian Renkaat Oyj(1)	6,820	220,119
Orion Oyj, Class B(1)	10,695	358,022
Sampo Oyj, Class A(1)	11,806	557,540

		2,263,288

France — 4.1%
Accor SA(1)	4,740	260,686
Aeroports de Paris(1)	2,955	365,620
Air Liquide SA(1)	4,391	566,020
Alcatel-Lucent†(1)	41,725	166,863
Arkema SA(1)	1,665	123,718
Atos SE(1)	2,792	214,932
AXA SA(1)	25,679	648,922
BNP Paribas SA(1)	13,117	794,622
Bureau Veritas SA(1)	13,335	305,652
Cap Gemini SA(1)	2,879	251,176
Carrefour SA†(1)	5,606	190,373
Casino Guichard Perrachon SA(1)	3,033	238,223
Christian Dior SE(1)	188	37,760
Cie de Saint-Gobain(1)	5,514	257,945
Cie Generale des Etablissements Michelin(1)	722	77,592
CNP Assurances(1)	15,126	250,188
Credit Agricole SA(1)	16,617	249,172
Danone SA(1)	3,915	268,977
Dassault Systemes(1)	6,167	482,131
Edenred(1)	3,869	97,753
Essilor International SA(1)	3,085	376,839
Eutelsat Communications SA(1)	5,516	187,932
Fonciere Des Regions(1)	2,087	183,904
Gecina SA(1)	2,214	291,673
Groupe Eurotunnel SE(1)	3,256	49,056
Hermes International(1)	208	81,445
ICADE(1)	2,394	186,715
Iliad SA(1)	762	172,752
Imerys SA(1)	2,983	223,327
Kering(1)	1,975	347,084
Klepierre(1)	9,363	417,593
L’Oreal SA(1)	5,831	1,101,938
Lafarge SA(1)	3,476	245,426
Lagardere SCA(1)	9,932	301,114
Legrand SA(1)	5,651	318,255

Security Description	Shares	Value (Note 2)

France (continued)
Natixis SA(1)	8,373	$62,806
Numericable-SFR SAS†(1)	894	51,611
Orange SA(1)	27,328	433,055
Peugeot SA†(1)	5,665	118,878
Publicis Groupe SA(1)	4,682	375,979
Renault SA(1)	2,282	238,240
Sanofi(1)	17,045	1,670,645
Schneider Electric SE(1)	4,942	374,837
SCOR SE(1)	8,736	299,506
Societe BIC SA(1)	1,567	258,366
Societe Generale SA(1)	9,665	451,434
Sodexo SA(1)	5,354	552,413
Suez Environnement Co.(1)	3,883	74,922
Technip SA(1)	3,201	211,435
Unibail-Rodamco SE	1,431	367,534
Valeo SA(1)	1,165	186,981
Vallourec SA(1)	6,510	161,116
Veolia Environnement SA(1)	10,717	222,765
Vivendi SA(1)	17,822	455,192
Wendel SA(1)	1,542	196,581
Zodiac Aerospace(1)	7,356	268,347

		17,366,021

Germany — 2.5%
Allianz SE(1)	6,117	959,091
BASF SE(1)	10,869	1,005,366
Bayerische Motoren Werke AG(1)	5,135	568,035
Beiersdorf AG(1)	8,073	730,945
Brenntag AG(1)	5,679	342,908
Celesio AG(1)	3,035	88,335
Commerzbank AG†(1)	13,337	177,502
Continental AG(1)	1,446	333,960
Deutsche Bank AG(1)	18,477	556,399
Deutsche Boerse AG(1)	3,048	244,151
Deutsche Post AG(1)	11,949	360,211
Deutsche Telekom AG(1)	39,051	671,060
Deutsche Wohnen AG (BR)(1)	5,120	124,724
Fraport AG Frankfurt Airport Services Worldwide(1)	3,078	202,067
Fresenius Medical Care AG & Co. KGaA(1)	3,260	278,498
Fresenius SE & Co. KGaA(1)	5,174	329,837
Hannover Rueck SE(1)	3,127	303,816
Infineon Technologies AG(1)	13,940	181,733
K+S AG(1)	4,900	159,713
LANXESS AG(1)	2,986	165,739
Linde AG(1)	1,544	296,561
Merck KGaA(1)	3,837	410,428
Muenchener Rueckversicherungs-Gesellschaft AG(1)	3,536	652,531
OSRAM Licht AG(1)	2,844	149,910
ProSiebenSat.1 Media AG(1)	644	30,798
SAP SE(1)	14,459	1,070,678
Telefonica Deutschland Holding AG(1)	41,017	226,865
United Internet AG(1)	1,205	56,309

		10,678,170

Hong Kong — 1.6%
AIA Group, Ltd.(1)	183,600	1,203,445
Bank of East Asia, Ltd.(1)	79,800	358,854
BOC Hong Kong Holdings, Ltd.(1)	58,500	241,014
Hang Lung Properties, Ltd.(1)	81,000	255,369
Hang Seng Bank, Ltd.(1)	18,600	372,340
Henderson Land Development Co., Ltd.(1)	20,900	168,235
Hong Kong & China Gas Co., Ltd.(1)	321,600	774,455
Hong Kong Exchanges and Clearing, Ltd.(1)	34,100	1,308,688
Hutchison Whampoa, Ltd.(1)	37,000	548,089
Link REIT(1)	66,000	383,891

84

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Hong Kong (continued)
New World Development Co., Ltd.(1)	57,000	$75,558
Sino Land Co., Ltd.(1)	156,000	265,506
Sun Hung Kai Properties, Ltd.(1)	14,000	236,687
Swire Pacific, Ltd., Class A(1)	13,000	173,957
Swire Properties, Ltd.(1)	18,800	63,877
Techtronic Industries Co., Ltd.(1)	25,000	85,901
Wharf Holdings, Ltd.(1)	29,000	200,039
Wheelock & Co., Ltd.(1)	19,000	101,878

		6,817,783

Ireland — 1.4%
Accenture PLC, Class A	9,105	874,444
Actavis PLC†	5,682	1,743,295
Bank of Ireland†(1)	387,394	148,074
CRH PLC(1)	9,163	256,987
Endo International PLC†	3,209	268,786
Jazz Pharmaceuticals PLC†	892	159,980
Kerry Group PLC, Class A(1)	7,640	570,795
Mallinckrodt PLC†	1,577	204,127
Pentair PLC	5,052	323,480
Perrigo Co. PLC	1,481	281,834
Seagate Technology PLC	3,319	184,669
Tyco International PLC	3,882	156,678
Weatherford International PLC†	29,668	410,012
XL Group PLC	10,599	399,370

		5,982,531

Israel — 0.3%
Israel Chemicals, Ltd.(1)	4,792	34,266
Israel Corp., Ltd.(1)	244	87,003
NICE Systems, Ltd.(1)	4,365	274,327
Teva Pharmaceutical Industries, Ltd.(1)	10,909	656,827

		1,052,423

Italy — 0.7%
Assicurazioni Generali SpA(1)	36,554	707,012
Atlantia SpA(1)	7,951	204,632
Banca Monte dei Paschi di Siena SpA†(1)	1,475	2,991
Banco Popolare SC†(1)	5,484	92,554
Exor SpA(1)	4,327	215,480
Intesa Sanpaolo SpA(1)	153,826	554,921
Intesa Sanpaolo SpA RSP(1)	1,236	3,939
Luxottica Group SpA(1)	2,638	177,825
Mediobanca SpA(1)	7,769	80,006
Telecom Italia SpA†(1)	129,384	158,598
Terna Rete Elettrica Nazionale SpA(1)	63,991	305,114
UniCredit SpA(1)	54,222	379,593
Unione di Banche Italiane SCpA(1)	15,285	124,922
UnipolSai SpA(1)	10,420	28,327

		3,035,914

Japan — 8.9%
ABC-Mart, Inc.(1)	300	17,368
Acom Co., Ltd.†(1)	10,500	33,582
Advantest Corp.(1)	2,800	33,282
Aeon Co., Ltd.(1)	28,000	373,196
AEON Financial Service Co., Ltd.(1)	7,600	183,569
Aeon Mall Co., Ltd.(1)	1,400	25,528
Air Water, Inc.(1)	3,000	53,778
Ajinomoto Co., Inc.(1)	12,000	246,845
Alfresa Holdings Corp.(1)	800	12,213
Amada Holdings Co., Ltd.(1)	13,000	132,606
ANA Holdings, Inc.(1)	21,000	57,755
Aozora Bank, Ltd.(1)	35,000	134,375
Asahi Glass Co., Ltd.(1)	47,000	305,771
Asahi Kasei Corp.(1)	21,000	185,695

Security Description	Shares	Value (Note 2)

Japan (continued)
Asics Corp.(1)	2,000	$53,217
Astellas Pharma, Inc.(1)	34,500	500,666
Bank of Yokohama, Ltd.(1)	34,000	210,800
Bridgestone Corp.(1)	8,200	340,371
Brother Industries, Ltd.(1)	3,700	57,745
Calbee, Inc.(1)	1,600	61,182
Canon, Inc.(1)	18,500	638,587
Casio Computer Co., Ltd.(1)	3,900	73,255
Central Japan Railway Co.(1)	2,000	346,688
Chiba Bank, Ltd.(1)	47,000	369,097
Chubu Electric Power Co., Inc.(1)	9,600	144,446
Chugai Pharmaceutical Co., Ltd.(1)	3,700	110,343
Citizen Holdings Co., Ltd.(1)	4,000	29,011
Credit Saison Co., Ltd.(1)	5,200	102,015
Dai Nippon Printing Co., Ltd.(1)	10,000	105,300
Dai-ichi Life Insurance Co., Ltd.(1)	14,900	259,710
Daikin Industries, Ltd.(1)	2,400	183,300
Daito Trust Construction Co., Ltd.(1)	1,400	155,556
Daiwa House Industry Co., Ltd.(1)	10,000	239,264
Daiwa Securities Group, Inc.(1)	29,000	228,996
Denso Corp.(1)	3,400	177,285
Don Quijote Holdings Co., Ltd.(1)	1,000	76,761
East Japan Railway Co.(1)	5,900	537,919
Eisai Co., Ltd.(1)	4,100	256,404
FANUC Corp.(1)	3,000	659,280
Fast Retailing Co., Ltd.(1)	400	164,199
Fuji Heavy Industries, Ltd.(1)	9,400	353,916
Hakuhodo DY Holdings, Inc.(1)	1,800	19,372
Hamamatsu Photonics KK(1)	2,200	67,349
Hankyu Hanshin Holdings, Inc.(1)	20,000	119,810
Hirose Electric Co., Ltd.(1)	600	85,222
Hisamitsu Pharmaceutical Co., Inc.(1)	2,700	109,153
Hitachi Chemical Co., Ltd.(1)	8,500	166,971
Hitachi Construction Machinery Co., Ltd.(1)	600	10,911
Hitachi High-Technologies Corp.(1)	1,300	36,453
Hitachi, Ltd.(1)	40,000	272,791
Honda Motor Co., Ltd.(1)	16,000	547,767
Hoya Corp.(1)	13,500	496,198
Hulic Co., Ltd.(1)	4,300	44,138
Ibiden Co., Ltd.(1)	1,700	31,716
Isetan Mitsukoshi Holdings, Ltd.(1)	6,100	102,070
Isuzu Motors, Ltd.(1)	10,000	135,575
ITOCHU Corp.(1)	29,900	403,029
Iyo Bank, Ltd.(1)	6,500	79,160
Japan Exchange Group, Inc.(1)	3,300	99,818
Joyo Bank, Ltd.(1)	19,000	102,475
JSR Corp.(1)	3,200	58,215
Kajima Corp.(1)	19,000	83,399
Kakaku.com, Inc.(1)	2,100	32,601
Kaneka Corp.(1)	6,000	43,695
Kansai Paint Co., Ltd.(1)	4,000	68,938
Kao Corp.(1)	10,500	476,037
KDDI Corp.(1)	24,900	559,154
Keikyu Corp.(1)	28,000	214,811
Keio Corp.(1)	4,000	29,429
Keisei Electric Railway Co., Ltd.(1)	2,000	23,025
Keyence Corp.(1)	800	429,573
Kintetsu Group Holdings Co., Ltd.(1)	32,000	106,838
Komatsu, Ltd.(1)	10,600	222,656
Konica Minolta, Inc.(1)	10,000	125,657
Kubota Corp.(1)	14,000	232,324
Kuraray Co., Ltd.(1)	5,900	77,253
Kurita Water Industries, Ltd.(1)	4,700	112,825
Kyocera Corp.(1)	5,900	320,364
Kyowa Hakko Kirin Co., Ltd.(1)	2,000	25,128

85

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
LIXIL Group Corp.(1)	9,300	$177,221
M3, Inc.(1)	1,600	30,349
Mabuchi Motor Co., Ltd.(1)	2,800	168,755
Makita Corp.(1)	3,300	178,624
Marui Group Co., Ltd.(1)	3,500	43,936
Maruichi Steel Tube, Ltd.(1)	1,800	47,471
Mazda Motor Corp.(1)	6,000	128,632
McDonald’s Holdings Co. Japan, Ltd.(1)	4,600	96,455
Medipal Holdings Corp.(1)	1,300	20,054
MEIJI Holdings Co., Ltd.(1)	1,400	158,446
Mitsubishi Chemical Holdings Corp.(1)	28,500	178,346
Mitsubishi Corp.(1)	17,000	380,286
Mitsubishi Electric Corp.(1)	31,000	423,064
Mitsubishi Estate Co., Ltd.(1)	7,000	155,739
Mitsubishi Gas Chemical Co., Inc.(1)	8,000	46,401
Mitsubishi Logistics Corp.(1)	14,000	197,625
Mitsubishi Motors Corp.(1)	7,000	64,973
Mitsubishi Tanabe Pharma Corp.(1)	3,100	49,229
Mitsubishi UFJ Financial Group, Inc.(1)	83,100	612,312
Mitsubishi UFJ Lease & Finance Co., Ltd.(1)	7,800	40,855
Mitsui & Co., Ltd.(1)	17,100	240,001
Mitsui Chemicals, Inc.(1)	13,000	42,223
Mitsui Fudosan Co., Ltd.(1)	13,000	377,643
Mixi, Inc.(1)	600	25,632
MS&AD Insurance Group Holdings, Inc.(1)	8,600	266,276
Murata Manufacturing Co., Ltd.(1)	900	145,993
Nabtesco Corp.(1)	4,100	105,341
NGK Insulators, Ltd.(1)	9,000	223,063
NGK Spark Plug Co., Ltd.(1)	4,000	120,451
NH Foods, Ltd.(1)	4,000	86,276
NHK Spring Co., Ltd.(1)	3,500	41,034
Nidec Corp.(1)	4,000	290,905
Nintendo Co., Ltd.(1)	1,600	270,536
Nippon Express Co., Ltd.(1)	9,000	49,562
Nippon Paint Holdings Co., Ltd.(1)	4,000	123,477
Nippon Steel & Sumitomo Metal Corp.(1)	69,000	189,589
Nippon Telegraph & Telephone Corp.(1)	7,200	500,318
Nissan Motor Co., Ltd.(1)	43,300	450,631
Nisshin Seifun Group, Inc.(1)	3,600	44,784
Nissin Foods Holdings Co., Ltd.(1)	800	34,047
Nitori Holdings Co., Ltd.(1)	1,200	91,950
Nitto Denko Corp.(1)	1,000	77,241
NOK Corp.(1)	1,200	39,543
Nomura Holdings, Inc.(1)	33,300	219,423
Nomura Real Estate Holdings, Inc.(1)	2,200	44,883
Nomura Research Institute, Ltd.(1)	2,000	76,549
NSK, Ltd.(1)	6,000	98,355
NTT Data Corp.(1)	2,400	106,188
NTT DOCOMO, Inc.(1)	26,000	466,225
NTT Urban Development Corp.(1)	1,700	17,656
Obayashi Corp.(1)	4,000	26,132
Odakyu Electric Railway Co., Ltd.(1)	8,000	75,648
Oji Holdings Corp.(1)	20,000	88,672
Olympus Corp.(1)	2,700	91,918
Omron Corp.(1)	3,900	180,940
Ono Pharmaceutical Co., Ltd.(1)	500	54,545
Oracle Corp. Japan(1)	2,100	90,572
Oriental Land Co., Ltd.(1)	4,400	281,669
ORIX Corp.(1)	20,200	318,729
Osaka Gas Co., Ltd.(1)	39,000	155,602
Otsuka Corp.(1)	1,200	57,966
Otsuka Holdings Co., Ltd.(1)	6,500	202,325
Panasonic Corp.(1)	29,200	428,089
Park24 Co., Ltd.(1)	1,300	22,901
Rakuten, Inc.(1)	12,400	202,325

Security Description	Shares	Value (Note 2)

Japan (continued)
Resona Holdings, Inc.(1)	31,300	$178,589
Rinnai Corp.(1)	600	46,147
Rohm Co., Ltd.(1)	1,400	98,681
Sanrio Co., Ltd.(1)	1,600	44,838
Santen Pharmaceutical Co., Ltd.(1)	17,500	242,264
Secom Co., Ltd.(1)	4,300	286,206
Seiko Epson Corp.(1)	2,200	40,590
Sekisui Chemical Co., Ltd.(1)	8,000	107,705
Sekisui House, Ltd.(1)	12,000	199,542
Sharp Corp.†(1)	20,000	27,993
Shikoku Electric Power Co., Inc.(1)	3,100	45,791
Shimamura Co., Ltd.(1)	500	53,687
Shimano, Inc.(1)	1,300	183,916
Shimizu Corp.(1)	8,000	61,103
Shin-Etsu Chemical Co., Ltd.(1)	7,100	431,775
Shinsei Bank, Ltd.(1)	30,000	60,581
Shionogi & Co., Ltd.(1)	4,300	151,211
Shiseido Co., Ltd.(1)	8,200	163,890
Shizuoka Bank, Ltd.(1)	24,000	261,516
SMC Corp.(1)	800	241,133
SoftBank Corp.(1)	13,500	805,897
Sompo Japan Nipponkoa Holdings, Inc.(1)	4,900	177,594
Sony Corp.†(1)	13,600	420,267
Sony Financial Holdings, Inc.(1)	2,200	38,380
Sumitomo Chemical Co., Ltd.(1)	30,000	174,304
Sumitomo Dainippon Pharma Co., Ltd.(1)	9,400	106,496
Sumitomo Metal Mining Co., Ltd.(1)	10,000	153,931
Sumitomo Mitsui Financial Group, Inc.(1)	8,800	398,514
Sumitomo Mitsui Trust Holdings, Inc.(1)	49,000	223,191
Sumitomo Realty & Development Co., Ltd.(1)	1,000	38,379
Sumitomo Rubber Industries, Ltd.(1)	4,500	79,166
Suntory Beverage & Food, Ltd.(1)	5,200	216,680
Suruga Bank, Ltd.(1)	5,000	105,977
Suzuken Co., Ltd.(1)	700	22,731
Sysmex Corp.(1)	2,400	138,763
T&D Holdings, Inc.(1)	7,900	117,700
Taisho Pharmaceutical Holdings Co., Ltd.(1)	200	13,809
Taiyo Nippon Sanso Corp.(1)	3,000	36,756
Takashimaya Co., Ltd.(1)	3,000	28,745
TDK Corp.(1)	2,200	174,913
Teijin, Ltd.(1)	8,000	29,676
Terumo Corp.(1)	5,400	122,417
THK Co., Ltd.(1)	3,800	91,190
Tobu Railway Co., Ltd.(1)	42,000	184,647
Toho Co., Ltd.(1)	1,100	27,632
Toho Gas Co., Ltd.(1)	3,000	18,661
Tohoku Electric Power Co., Inc.(1)	7,900	110,475
Tokio Marine Holdings, Inc.(1)	11,000	452,730
Tokyo Electron, Ltd.(1)	2,800	177,825
Tokyo Gas Co., Ltd.(1)	49,000	269,875
Tokyo Tatemono Co., Ltd.(1)	5,000	38,658
Tokyu Corp.(1)	29,000	189,773
Tokyu Fudosan Holdings Corp.(1)	7,900	59,209
TonenGeneral Sekiyu KK(1)	38,000	358,903
Toppan Printing Co., Ltd.(1)	21,000	177,280
Toray Industries, Inc.(1)	30,000	248,920
TOTO, Ltd.(1)	12,000	197,811
Toyota Motor Corp.(1)	29,300	2,020,190
Toyota Tsusho Corp.(1)	6,600	184,363
Trend Micro, Inc.(1)	4,600	161,026
Unicharm Corp.(1)	9,000	198,266
USS Co., Ltd.(1)	4,300	80,386
West Japan Railway Co.(1)	3,300	195,701
Yahoo Japan Corp.(1)	26,500	118,216
Yakult Honsha Co., Ltd.(1)	1,900	105,048

86

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Yamada Denki Co., Ltd.(1)	17,100	$71,807
Yamaguchi Financial Group, Inc.(1)	20,000	253,136
Yamato Holdings Co., Ltd.(1)	6,900	140,346
Yamato Kogyo Co., Ltd.(1)	1,700	40,776
Yaskawa Electric Corp.(1)	5,000	69,930
Yokohama Rubber Co., Ltd.(1)	5,000	56,230

		37,595,831

Jersey — 0.7%
Delphi Automotive PLC	3,670	319,217
Experian PLC(1)	14,129	269,377
Petrofac, Ltd.(1)	19,565	270,714
Randgold Resources, Ltd.(1)	2,916	210,818
Shire PLC(1)	8,973	776,638
Wolseley PLC(1)	4,432	273,885
WPP PLC(1)	29,975	706,724

		2,827,373

Liberia — 0.0%
Royal Caribbean Cruises, Ltd.	1,007	76,512

Luxembourg — 0.5%
Altice SA†(1)	1,446	188,776
Millicom International Cellular SA SDR(1)	2,936	235,573
RTL Group SA(1)	6,638	596,122
SES SA FDR(1)	15,612	554,074
Subsea 7 SA†(1)	13,591	142,130
Tenaris SA(1)	14,213	205,212

		1,921,887

Netherlands — 1.5%
Aegon NV(1)	17,443	133,096
Akzo Nobel NV(1)	3,909	298,532
ASML Holding NV(1)	4,179	468,573
Boskalis Westminster NV(1)	3,272	162,390
CNH Industrial NV(1)	28,931	257,703
Core Laboratories NV#	1,510	177,395
Delta Lloyd NV(1)	11,804	205,285
Fiat Chrysler Automobiles NV†(1)	11,683	186,739
Gemalto NV(1)	1,286	112,664
ING Groep NV CVA(1)	51,148	844,750
Koninklijke KPN NV(1)	53,318	193,553
Koninklijke Philips NV(1)	12,884	351,155
Koninklijke Vopak NV(1)	701	34,910
LyondellBasell Industries NV, Class A	6,963	703,959
Mylan NV†	6,206	450,742
Nielsen NV	6,362	286,226
OCI NV†(1)	1,062	31,408
Reed Elsevier NV(1)	26,649	647,513
STMicroelectronics NV(1)	17,514	149,669
Wolters Kluwer NV(1)	18,013	560,705

		6,256,967

New Zealand — 0.3%
Auckland International Airport, Ltd.(1)	113,558	390,021
Contact Energy, Ltd.(1)	31,255	136,315
Fletcher Building, Ltd.(1)	16,653	103,381
Ryman Healthcare, Ltd.(1)	47,274	267,653
Spark New Zealand, Ltd.(1)	100,213	196,365

		1,093,735

Norway — 0.2%
DNB ASA(1)	12,849	226,015
Gjensidige Forsikring ASA(1)	6,762	104,328
Norsk Hydro ASA(1)	21,994	102,817
Orkla ASA(1)	36,942	289,663

		722,823

Security Description	Shares	Value (Note 2)

Portugal — 0.1%
Banco Comercial Portugues SA†(1)	198,000	$18,610
Banco Espirito Santo SA†(2)(3)	126,030	8,305
Galp Energia SGPS SA(1)	35,620	419,442
Jeronimo Martins SGPS SA(1)	3,635	50,077

		496,434

Singapore — 1.0%
Ascendas Real Estate Investment Trust(1)	9,000	16,002
Avago Technologies, Ltd.	4,497	665,871
CapitaLand Mall Trust(1)	21,000	33,732
CapitaLand, Ltd.(1)	48,000	124,061
City Developments, Ltd.(1)	31,000	241,582
ComfortDelGro Corp., Ltd.(1)	167,000	378,797
DBS Group Holdings, Ltd.(1)	29,000	434,804
Global Logistic Properties, Ltd.(1)	48,000	97,678
Jardine Cycle & Carriage, Ltd.(1)	2,000	58,324
Kenon Holdings, Ltd.†(1)	1,708	34,612
Keppel Corp., Ltd.(1)	4,000	25,903
Oversea-Chinese Banking Corp., Ltd.(1)	112,000	846,091
Singapore Telecommunications, Ltd.(1)	102,000	311,306
StarHub, Ltd.(1)	118,000	350,544
United Overseas Bank, Ltd.(1)	29,000	497,185
Yangzijiang Shipbuilding Holdings, Ltd.(1)	41,000	43,898

		4,160,390

Spain — 1.1%
Amadeus IT Holding SA, Class A(1)	7,099	323,237
Banco Bilbao Vizcaya Argentaria SA(1)	74,635	737,207
Banco de Sabadell SA(1)	63,499	160,828
Banco Popular Espanol SA(1)	32,426	160,013
Banco Santander SA(1)	154,137	1,097,724
Bankia SA†(1)	52,327	67,680
Bankinter SA(1)	17,411	128,289
CaixaBank SA(1)	52,080	249,774
Grifols SA(1)	5,542	221,075
Inditex SA(1)	11,777	390,315
Mapfre SA(1)	9,740	34,740
Red Electrica Corp. SA(1)	3,596	302,577
Telefonica SA(1)	63,342	896,362

		4,769,821

Sweden — 1.3%
Assa Abloy AB, Class B(1)	5,705	336,367
Atlas Copco AB, Class A(1)	11,881	359,443
Atlas Copco AB, Class A Redemption Shares†	11,881	8,291
Atlas Copco AB, Class B(1)	6,918	186,335
Atlas Copco AB, Class B Redemption Shares†	6,918	4,828
Boliden AB(1)	8,721	187,099
Electrolux AB, Series B(1)	1,819	55,580
Elekta AB, Series B(1)	4,590	32,311
Getinge AB, Class B(1)	7,633	184,559
Hennes & Mauritz AB, Class B(1)	6,880	271,397
Hexagon AB, Class B(1)	4,029	147,938
Husqvarna AB, Class B(1)	3,853	29,335
Industrivarden AB, Class C(1)	7,286	145,313
Investment AB Kinnevik, Class B(1)	2,051	68,518
Investor AB, Class B(1)	17,752	701,317
Nordea Bank AB(1)	22,078	287,639
Skandinaviska Enskilda Banken AB, Class A(1)	41,153	508,697
Skanska AB, Class B(1)	13,875	288,807
Svenska Handelsbanken AB, Class A(1)	40,467	610,034
Swedbank AB, Class A(1)	15,493	363,801
Tele2 AB, Class B(1)	4,636	54,552
Telefonaktiebolaget LM Ericsson, Class B(1)	34,597	388,606
TeliaSonera AB(1)	31,326	184,714

		5,405,481

87

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Switzerland — 3.7%
ABB, Ltd.(1)	30,009	$657,903
ACE, Ltd.	13,152	1,400,425
Actelion, Ltd.(1)	1,159	162,112
Aryzta AG(1)	5,920	375,851
Baloise Holding AG(1)	1,826	227,555
Coca-Cola HBC AG CDI(1)	11,950	261,830
Credit Suisse Group AG(1)	16,970	450,543
EMS-Chemie Holding AG(1)	924	393,638
Garmin, Ltd.#	5,762	262,056
Geberit AG(1)	1,820	655,732
Holcim, Ltd.(1)	3,423	270,646
Julius Baer Group, Ltd.(1)	5,258	287,226
Lonza Group AG(1)	1,882	264,974
Novartis AG(1)	27,835	2,864,647
Pargesa Holding SA (BR)(1)	7,073	497,837
Partners Group Holding AG(1)	534	167,535
Roche Holding AG(1)	8,715	2,565,948
Sika AG (BR)(1)	105	360,859
Sonova Holding AG(1)	946	142,663
Sulzer AG(1)	95	10,472
Swatch Group AG (BR)(1)	704	279,979
Swiss Prime Site AG(1)	12,920	1,034,619
Swiss Re AG(1)	4,842	434,964
Swisscom AG(1)	1,983	1,149,277
Zurich Insurance Group AG(1)	1,836	586,584

		15,765,875

United Arab Emirates — 0.0%
Orascom Construction, Ltd.†	531	6,845

United Kingdom — 6.5%
3i Group PLC(1)	56,633	487,575
Aberdeen Asset Management PLC(1)	30,775	210,196
Admiral Group PLC(1)	14,876	338,552
Aggreko PLC(1)	10,584	260,272
Amec Foster Wheeler PLC(1)	41,933	610,067
Antofagasta PLC(1)	28,635	326,686
Aon PLC	3,415	345,666
ARM Holdings PLC(1)	20,379	360,606
Ashtead Group PLC(1)	11,826	202,758
Associated British Foods PLC(1)	6,371	295,360
AstraZeneca PLC(1)	18,433	1,234,313
Aviva PLC(1)	67,054	537,518
British Land Co. PLC(1)	37,713	497,641
BT Group PLC(1)	110,357	754,476
Bunzl PLC(1)	35,380	1,025,638
Burberry Group PLC(1)	12,431	322,550
Capita PLC(1)	37,471	717,663
Compass Group PLC(1)	27,713	485,237
Croda International PLC(1)	2,497	111,679
Direct Line Insurance Group PLC(1)	97,689	504,147
Dixons Carphone PLC(1)	24,086	175,100
easyJet PLC†(1)	2,450	60,278
Ensco PLC, Class A	5,048	118,628
Fresnillo PLC(1)	15,224	176,978
GKN PLC(1)	40,445	226,765
Hammerson PLC(1)	55,335	566,337
Hargreaves Lansdown PLC(1)	5,273	102,218
ICAP PLC(1)	21,415	181,105
Inmarsat PLC(1)	20,887	317,398
InterContinental Hotels Group PLC(1)	9,797	410,387
Intertek Group PLC(1)	11,307	432,459
Intu Properties PLC(1)	109,352	558,734
Investec PLC(1)	33,105	303,482
ITV PLC(1)	70,878	295,502

Security Description	Shares	Value (Note 2)

United Kingdom (continued)
Johnson Matthey PLC(1)	6,620	$354,089
Kingfisher PLC(1)	35,741	202,394
Land Securities Group PLC(1)	22,040	442,958
Legal & General Group PLC(1)	169,013	687,510
Liberty Global PLC, Class A†	5,543	318,889
London Stock Exchange Group PLC(1)	1,951	73,420
Marks & Spencer Group PLC(1)	32,944	293,936
Next PLC(1)	4,551	523,517
Old Mutual PLC(1)	103,007	348,316
Pearson PLC(1)	27,538	550,774
Persimmon PLC(1)	8,628	259,162
Prudential PLC(1)	37,209	927,095
Reckitt Benckiser Group PLC(1)	9,324	842,726
Reed Elsevier PLC(1)	34,559	573,849
Rexam PLC(1)	62,922	538,146
Royal Mail PLC(1)	25,810	206,828
RSA Insurance Group PLC(1)	60,812	400,881
Sage Group PLC(1)	2,784	24,229
Schroders PLC(1)	10,060	518,786
Segro PLC(1)	57,135	372,434
Severn Trent PLC(1)	10,014	336,794
Sky PLC(1)	20,061	323,835
Smith & Nephew PLC(1)	21,495	381,630
Smiths Group PLC(1)	18,912	346,814
SSE PLC(1)	16,067	409,569
Standard Chartered PLC(1)	39,177	626,944
Standard Life PLC(1)	81,729	610,020
Tate & Lyle PLC(1)	36,451	324,548
Travis Perkins PLC(1)	8,045	272,710
Tullow Oil PLC(1)	46,035	278,063
United Utilities Group PLC(1)	45,263	690,446
Weir Group PLC(1)	8,051	249,288
Whitbread PLC(1)	4,912	384,863
WM Morrison Supermarkets PLC(1)	87,926	229,914

		27,479,348

United States — 50.6%
3M Co.	6,007	955,594
Abbott Laboratories	16,897	821,194
AbbVie, Inc.	21,175	1,410,032
Activision Blizzard, Inc.	10,219	258,132
Adobe Systems, Inc.†	8,021	634,381
ADT Corp.#	5,153	187,981
Advance Auto Parts, Inc.	1,669	255,724
Aetna, Inc.	5,814	685,878
Affiliated Managers Group, Inc.†	2,171	485,566
Aflac, Inc.	10,410	647,710
Agilent Technologies, Inc.	2,733	112,572
Air Products & Chemicals, Inc.	7,497	1,100,260
Airgas, Inc.	2,968	302,558
Akamai Technologies, Inc.†	2,360	179,997
Albemarle Corp.	3,514	211,367
Alexion Pharmaceuticals, Inc.†	3,307	541,819
Alliance Data Systems Corp.†	841	250,643
Allstate Corp.	14,672	987,719
Altera Corp.	8,388	409,754
Amazon.com, Inc.†	5,197	2,230,708
American Airlines Group, Inc.	1,865	79,020
American Express Co.	15,987	1,274,484
American Realty Capital Properties, Inc.	21,523	190,909
American Tower Corp.	8,198	760,692
American Water Works Co., Inc.	1,295	68,467
Ameriprise Financial, Inc.	4,688	584,078
AmerisourceBergen Corp.	4,612	519,127

88

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
AMETEK, Inc.	5,175	$278,208
Amgen, Inc.	10,241	1,600,259
Amphenol Corp., Class A	3,410	194,540
Anadarko Petroleum Corp.	8,708	728,076
Analog Devices, Inc.	7,865	534,505
ANSYS, Inc.†	4,926	438,414
Antero Resources Corp.†#	4,598	183,966
Anthem, Inc.	4,403	739,044
Apache Corp.	8,500	508,640
Applied Materials, Inc.	22,164	446,161
Archer-Daniels-Midland Co.	12,138	641,493
Arrow Electronics, Inc.†	1,320	80,243
Assurant, Inc.	3,129	206,045
Autodesk, Inc.†	2,952	159,851
Automatic Data Processing, Inc.	12,864	1,100,001
AutoNation, Inc.†	1,343	83,817
AvalonBay Communities, Inc.	1,205	200,632
Avery Dennison Corp.	3,851	238,415
Avnet, Inc.	3,294	144,969
Avon Products, Inc.#	17,145	115,214
B/E Aerospace, Inc.	4,466	256,080
Baker Hughes, Inc.	8,946	576,659
Ball Corp.	1,103	78,302
Bank of New York Mellon Corp.	22,791	988,218
Baxter International, Inc.	7,794	519,158
BB&T Corp.	10,304	406,699
Bed Bath & Beyond, Inc.†	4,089	291,627
Berkshire Hathaway, Inc., Class B†	13,815	1,975,545
Best Buy Co., Inc.	4,940	171,418
Biogen, Inc.†	3,337	1,324,756
BioMarin Pharmaceutical, Inc.†	3,277	411,493
BlackRock, Inc.	2,336	854,462
BorgWarner, Inc.	4,398	264,540
Boston Scientific Corp.†	9,353	170,879
Bristol-Myers Squibb Co.	25,576	1,652,210
Broadcom Corp., Class A	10,666	606,362
C.H. Robinson Worldwide, Inc.#	4,348	268,402
CA, Inc.	13,516	411,562
Cablevision Systems Corp., Class A#	8,927	218,801
Cabot Oil & Gas Corp.#	6,708	227,804
Calpine Corp.†	5,559	111,736
Cameron International Corp.†	6,032	309,623
Capital One Financial Corp.	9,435	788,389
Cardinal Health, Inc.	8,104	714,530
CarMax, Inc.†	2,131	151,386
Caterpillar, Inc.	4,318	368,412
CBRE Group, Inc., Class A†	5,598	214,068
CBS Corp., Class B	9,062	559,307
Celanese Corp., Series A	5,507	379,157
Celgene Corp.†	10,700	1,224,508
CenterPoint Energy, Inc.	10,416	212,174
CenturyLink, Inc.	12,442	413,572
Cerner Corp.†	6,558	441,288
CF Industries Holdings, Inc.	509	160,783
Charles Schwab Corp.	16,682	527,985
Charter Communications, Inc., Class A†#	1,559	279,092
Cheniere Energy, Inc.†	2,851	216,191
Chesapeake Energy Corp.#	10,877	153,474
Chipotle Mexican Grill, Inc.†	292	179,732
Chubb Corp.	2,091	203,872
Church & Dwight Co., Inc.	3,092	259,635
Cigna Corp.	3,576	503,608
Cimarex Energy Co.	1,978	228,479
Cincinnati Financial Corp.	7,397	374,140

Security Description	Shares	Value (Note 2)

United States (continued)
Cintas Corp.	1,960	$168,736
Cisco Systems, Inc.	82,918	2,430,327
CIT Group, Inc.	4,745	219,504
Citrix Systems, Inc.†	4,196	272,782
Clorox Co.	11,118	1,196,964
CME Group, Inc.	5,954	560,867
Coach, Inc.	6,152	217,596
Cobalt International Energy, Inc.†	5,337	54,224
Cognizant Technology Solutions Corp., Class A†	5,733	371,040
Colgate-Palmolive Co.	17,825	1,190,532
Comcast Corp., Class A	31,482	1,840,438
Comcast Corp., Special Class A	10,442	605,636
ConAgra Foods, Inc.	9,393	362,664
CONSOL Energy, Inc.	3,234	90,035
Consolidated Edison, Inc.	16,304	1,008,239
Continental Resources, Inc.†#	2,894	131,851
Cooper Cos., Inc.	473	85,977
Corning, Inc.	15,575	325,829
Costco Wholesale Corp.	10,603	1,511,882
Cree, Inc.†#	2,275	68,887
Crown Castle International Corp.	8,622	703,124
CSX Corp.#	18,464	629,253
Cummins, Inc.	3,747	507,906
CVS Health Corp.	12,581	1,288,043
D.R. Horton, Inc.	4,923	128,589
Danaher Corp.	16,152	1,394,241
DaVita HealthCare Partners, Inc.†	3,417	286,276
Deere & Co.	9,106	853,050
Delta Air Lines, Inc.	1,648	70,732
Devon Energy Corp.	6,943	452,822
Digital Realty Trust, Inc.#	3,019	199,375
DIRECTV†	7,348	668,962
Discover Financial Services	6,101	355,505
DISH Network Corp., Class A†	5,332	377,452
Dollar General Corp.	3,261	236,716
Dollar Tree, Inc.†	4,905	367,826
Dover Corp.	9,448	712,379
Dr Pepper Snapple Group, Inc.	10,868	832,924
Dun & Bradstreet Corp.	2,927	374,451
Eaton Vance Corp.	7,738	314,163
eBay, Inc.†	16,672	1,022,994
Ecolab, Inc.	6,727	771,251
Edwards Lifesciences Corp.†	1,474	192,681
Electronic Arts, Inc.†	4,625	290,242
EMC Corp.	24,261	639,035
Emerson Electric Co.	23,618	1,424,402
Energen Corp.	645	44,634
Energizer Holdings, Inc.	1,477	209,276
EOG Resources, Inc.	4,298	381,190
EQT Corp.	4,234	360,186
Equifax, Inc.	1,132	113,574
Equinix, Inc.	1,516	406,394
Equity Residential	4,565	339,271
Estee Lauder Cos., Inc., Class A	5,809	507,881
Eversource Energy	3,717	183,062
Expedia, Inc.	1,835	196,822
Expeditors International of Washington, Inc.	12,311	564,336
Express Scripts Holding Co.†	12,501	1,089,337
F5 Networks, Inc.†	1,513	190,169
Facebook, Inc., Class A†	24,092	1,907,845
Fastenal Co.#	8,596	356,820
FedEx Corp.	4,198	727,178
Fidelity National Information Services, Inc.	12,902	808,955
Fifth Third Bancorp	16,520	334,365

89

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
FireEye, Inc.†#	839	$39,072
First Republic Bank	4,068	246,317
Fiserv, Inc.†	12,873	1,031,771
FleetCor Technologies, Inc.†	936	142,403
Flowserve Corp.	2,899	159,445
FMC Technologies, Inc.†	7,696	321,616
FNF Group	9,708	368,516
Ford Motor Co.	48,312	732,893
Franklin Resources, Inc.	8,094	412,066
Frontier Communications Corp.	23,562	121,344
GameStop Corp., Class A#	2,482	107,744
General Growth Properties, Inc.	7,510	212,758
General Mills, Inc.	29,452	1,653,730
Genworth Financial, Inc., Class A†	5,764	45,766
Gilead Sciences, Inc.†	19,623	2,203,074
Goldman Sachs Group, Inc.	5,393	1,111,983
Google, Inc., Class A†	4,285	2,336,696
Google, Inc., Class C†	3,159	1,680,935
Hanesbrands, Inc.	9,632	306,876
Harley-Davidson, Inc.	4,962	265,417
Hartford Financial Services Group, Inc.	6,147	252,703
Hasbro, Inc.	5,545	399,961
HCA Holdings, Inc.†	3,732	305,390
HCP, Inc.	8,258	319,750
Health Care REIT, Inc.	4,275	300,361
Helmerich & Payne, Inc.#	1,589	115,981
Hershey Co.	8,053	747,802
Hertz Global Holdings, Inc.†	8,567	170,398
Hewlett-Packard Co.	25,977	867,632
HollyFrontier Corp.	5,847	243,528
Home Depot, Inc.	14,732	1,641,439
Hormel Foods Corp.	113	6,466
Host Hotels & Resorts, Inc.	17,677	352,126
Hudson City Bancorp, Inc.	22,717	216,152
Humana, Inc.	2,058	441,750
IHS, Inc., Class A†	4,224	521,242
Illinois Tool Works, Inc.	2,573	241,425
Illumina, Inc.†	1,563	322,103
Incyte Corp.†	1,811	199,482
Intel Corp.	64,704	2,229,700
Intercontinental Exchange, Inc.	3,293	779,717
International Flavors & Fragrances, Inc.	1,914	227,843
International Paper Co.	7,527	390,124
Interpublic Group of Cos., Inc.	11,182	228,336
Intuit, Inc.	7,862	818,827
Intuitive Surgical, Inc.†	524	255,581
Iron Mountain, Inc.	3,992	145,588
J.B. Hunt Transport Services, Inc.	3,691	310,118
Johnson & Johnson	47,102	4,716,794
Johnson Controls, Inc.	8,966	466,411
Joy Global, Inc.#	2,645	102,996
Juniper Networks, Inc.#	6,921	192,404
Kansas City Southern	3,351	303,265
Kellogg Co.	16,326	1,024,783
Keurig Green Mountain, Inc.	1,589	137,035
KeyCorp	14,820	216,076
Kimberly-Clark Corp.	13,784	1,500,526
Kinder Morgan, Inc.	23,577	978,210
KLA-Tencor Corp.	4,765	284,280
Kohl’s Corp.	3,702	242,444
Kraft Foods Group, Inc.	3,167	267,453
Kroger Co.	4,274	311,147
L Brands, Inc.	5,008	433,292
Lam Research Corp.	3,141	258,347

Security Description	Shares	Value (Note 2)

United States (continued)
Lennar Corp., Class A	4,922	$229,513
Level 3 Communications, Inc.†	5,205	288,773
Liberty Interactive Corp., Class A†	16,032	448,415
Liberty Media Corp., Class A†	2,073	79,427
Liberty Media Corp., Class C†	4,146	157,382
Lincoln National Corp.	4,737	270,056
Linear Technology Corp.	11,587	554,438
LinkedIn Corp., Class A†	1,119	218,127
LKQ Corp.†	11,532	329,469
Loews Corp.	4,054	162,646
Lowe’s Cos., Inc.	9,855	689,653
lululemon athletica, Inc.†	2,121	126,815
M&T Bank Corp.	2,297	277,661
Macy’s, Inc.	6,590	441,200
ManpowerGroup, Inc.	3,677	311,258
Marathon Oil Corp.	8,430	229,212
Marathon Petroleum Corp.	3,631	375,663
Marriott International, Inc., Class A	2,877	224,377
Marsh & McLennan Cos., Inc.	8,173	475,914
Masco Corp.	5,943	160,877
MasterCard, Inc., Class A	15,591	1,438,426
Mattel, Inc.#	13,550	349,725
McCormick & Co., Inc.	2,257	177,175
McDonald’s Corp.	9,409	902,605
McGraw Hill Financial, Inc.	4,459	462,621
McKesson Corp.	3,134	743,479
MDU Resources Group, Inc.	13,201	276,429
Mead Johnson Nutrition Co.	2,194	213,476
Medivation, Inc.†	970	128,089
MetLife, Inc.	16,768	876,296
Microchip Technology, Inc.#	8,180	401,883
Micron Technology, Inc.†	16,060	448,556
Microsoft Corp.	105,915	4,963,177
Mondelez International, Inc., Class A	46,342	1,927,364
Monster Beverage Corp.†	1,631	207,594
Moody’s Corp.	3,583	387,322
Mosaic Co.	4,808	220,447
Motorola Solutions, Inc.	5,861	345,799
Murphy Oil Corp.	11,083	481,667
NASDAQ OMX Group, Inc.	7,049	364,786
National Oilwell Varco, Inc.	14,334	705,089
Navient Corp.	15,533	299,321
NetApp, Inc.	7,797	260,420
Netflix, Inc.†	702	438,090
New York Community Bancorp, Inc.#	12,673	224,819
Newell Rubbermaid, Inc.	8,252	326,202
Newmont Mining Corp.	15,793	430,201
News Corp., Class A†	30,490	461,923
NIKE, Inc., Class B	10,868	1,104,950
NiSource, Inc.	11,297	532,992
Noble Energy, Inc.	9,951	435,655
Nordstrom, Inc.	3,501	254,313
Norfolk Southern Corp.	4,598	423,016
Northern Trust Corp.	5,512	410,920
Nucor Corp.	8,191	387,434
NVIDIA Corp.	10,828	239,624
Oceaneering International, Inc.#	7,530	382,524
Omnicom Group, Inc.	12,465	929,016
ONEOK, Inc.	11,712	490,967
Oracle Corp.	41,981	1,825,754
PACCAR, Inc.	8,234	523,353
Pall Corp.	4,486	558,238
Palo Alto Networks, Inc.†	1,380	233,896
Parker-Hannifin Corp.#	4,358	524,834

90

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
Paychex, Inc.	20,448	$1,010,336
People’s United Financial, Inc.#	23,098	359,405
Pepco Holdings, Inc.	18,882	514,534
PepsiCo, Inc.	16,435	1,584,827
Phillips 66	6,725	532,082
Pioneer Natural Resources Co.	981	145,021
Plum Creek Timber Co., Inc.	5,220	215,377
PNC Financial Services Group, Inc.	8,369	800,830
Polaris Industries, Inc.	1,001	143,193
PPG Industries, Inc.	3,658	837,280
Priceline Group, Inc.†	647	758,310
Principal Financial Group, Inc.	9,934	513,488
Procter & Gamble Co.	31,507	2,469,834
Progressive Corp.	25,688	702,310
Prologis, Inc.	6,319	250,169
Prudential Financial, Inc.	9,296	786,535
Public Storage	2,098	406,047
PulteGroup, Inc.	3,257	62,469
PVH Corp.	1,872	195,886
QEP Resources, Inc.	7,429	139,888
QUALCOMM, Inc.	22,611	1,575,534
Quanta Services, Inc.†	5,273	154,604
Quest Diagnostics, Inc.	6,809	512,241
Rackspace Hosting, Inc.†	2,700	108,243
Range Resources Corp.	4,423	245,078
Realogy Holdings Corp.†	2,522	118,408
Red Hat, Inc.†	2,780	214,811
Regeneron Pharmaceuticals, Inc.†	1,092	559,716
Regions Financial Corp.	21,247	214,382
Republic Services, Inc.	7,122	286,945
ResMed, Inc.#	3,014	177,283
Robert Half International, Inc.	2,949	166,235
Rockwell Automation, Inc.	4,854	596,508
Roper Technologies, Inc.	2,407	421,129
Ross Stores, Inc.	2,642	255,402
Salesforce.com, Inc.†	5,904	429,516
SanDisk Corp.	3,864	264,220
SBA Communications Corp., Class A†	5,953	665,605
Scripps Networks Interactive, Inc., Class A#	4,782	320,442
Sealed Air Corp.	2,792	135,970
Sempra Energy	4,335	465,882
ServiceNow, Inc.†	1,941	148,700
Sherwin-Williams Co.	1,149	331,119
Sigma-Aldrich Corp.	4,700	654,710
Simon Property Group, Inc.	2,544	461,482
Sirius XM Holdings, Inc.†	21,912	84,580
Skyworks Solutions, Inc.	2,939	321,409
Southwest Airlines Co.	3,503	129,786
Southwestern Energy Co.†	9,397	242,161
Spectra Energy Corp.	19,093	671,501
Sprint Corp.†#	13,752	63,947
SPX Corp.	800	59,448
St. Jude Medical, Inc.	7,346	541,767
Stanley Black & Decker, Inc.	3,672	376,160
Staples, Inc.	9,979	164,304
Starbucks Corp.	13,974	726,089
State Street Corp.	10,416	811,719
Stericycle, Inc.†	2,368	325,126
Stryker Corp.	2,743	263,685
SunTrust Banks, Inc.	10,812	461,456
Superior Energy Services, Inc.	8,346	192,709
Symantec Corp.	15,261	375,802
Sysco Corp.	12,083	449,004
T-Mobile US, Inc.†	2,887	112,247
T. Rowe Price Group, Inc.	7,196	580,645
Target Corp.	4,840	383,909

Security Description	Shares	Value (Note 2)

United States (continued)
TD Ameritrade Holding Corp.	8,777	$326,066
Teradata Corp.†	4,805	187,107
Tesla Motors, Inc.†#	985	247,038
Tesoro Corp.	2,489	220,276
Texas Instruments, Inc.	10,454	584,588
Thermo Fisher Scientific, Inc.	8,596	1,114,299
Tiffany & Co.	4,125	386,636
Time Warner Cable, Inc.	4,527	818,889
Time Warner, Inc.	13,874	1,172,076
TJX Cos., Inc.	13,985	900,354
Toll Brothers, Inc.†	4,064	146,995
Torchmark Corp.	14,422	823,064
Total System Services, Inc.	12,635	520,562
Towers Watson & Co., Class A	2,199	303,352
TransDigm Group, Inc.	873	197,333
Travelers Cos., Inc.	10,430	1,054,682
Trimble Navigation, Ltd.†	10,603	248,534
TripAdvisor, Inc.†	1,514	115,458
Twenty-First Century Fox, Inc., Class A	22,141	743,938
Twitter, Inc.†#	4,548	166,775
Tyson Foods, Inc., Class A#	1,916	81,334
Ulta Salon Cosmetics & Fragrance, Inc.†	1,523	232,440
Under Armour, Inc., Class A†	2,349	184,185
Union Pacific Corp.	14,729	1,486,303
United Continental Holdings, Inc.†	1,625	88,709
United Parcel Service, Inc., Class B	5,399	535,689
United Rentals, Inc.†	1,800	160,038
UnitedHealth Group, Inc.	12,885	1,548,906
Universal Health Services, Inc., Class B	2,666	345,460
US Bancorp	31,693	1,366,285
Valero Energy Corp.	4,635	274,577
Vantiv, Inc., Class A†	3,770	150,800
Varian Medical Systems, Inc.†	3,303	286,040
Ventas, Inc.	5,600	372,512
Verisk Analytics, Inc., Class A†	6,944	503,996
Vertex Pharmaceuticals, Inc.†	3,015	386,794
VF Corp.	6,055	426,454
Viacom, Inc., Class B	8,294	554,703
Visa, Inc., Class A	28,656	1,968,094
VMware, Inc., Class A†	1,838	160,494
Voya Financial, Inc.	5,965	270,274
Vulcan Materials Co.	3,322	298,747
Walgreens Boots Alliance, Inc.	11,189	960,464
Walt Disney Co.	22,620	2,496,569
Waste Management, Inc.	7,911	392,781
Western Digital Corp.	2,164	210,687
Western Union Co.	12,196	267,702
Whirlpool Corp.	1,103	203,228
Whiting Petroleum Corp.†	3,533	116,554
Whole Foods Market, Inc.	7,269	299,774
Williams Cos., Inc.	16,431	839,624
Wisconsin Energy Corp.	7,248	349,933
Workday, Inc., Class A†	622	49,088
WR Berkley Corp.	8,094	396,606
WW Grainger, Inc.	1,827	439,083
Wyndham Worldwide Corp.	2,223	188,755
Xerox Corp.	23,434	267,616
Xylem, Inc.	2,175	79,540
Yahoo!, Inc.†	12,787	549,010
Yum! Brands, Inc.	5,347	481,818
Zimmer Holdings, Inc.	2,708	308,956
Zoetis, Inc.	8,951	445,491

		214,261,004

Total Common Stocks
(cost $380,298,980)		408,478,251

91

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

PREFERRED SECURITIES — 0.2%
Germany — 0.2%
Fuchs Petrolub SE(1)	5,571	$244,301
Porsche Automobil Holding SE(1)	2,787	246,175
Volkswagen AG(1)	1,559	378,415

Total Preferred Securities
(cost $916,163)		868,891

RIGHTS — 0.0%
Banca Monte dei Paschi di Siena SpA Expires 06/12/2015 (Strike price EUR 1.17)† (cost $10,708)	1,476	9,788

Total Long-Term Investment Securities
(cost $381,225,851)		409,356,930

SHORT-TERM INVESTMENT SECURITIES — 3.8%
Registered Investment Companies — 1.0%
State Street Navigator Securities Lending Prime Portfolio(5)	4,199,569	4,199,569

Time Deposits — 1.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/01/2015	$4,628,000	4,628,000

U.S. Government Treasuries — 1.7%
United States Treasury Bills 0.01% due 06/11/2015	6,000,000	5,896,546
0.02% due 06/11/2015(6)	1,125,000	1,228,447

		7,124,993

Total Short-Term Investment Securities
(cost $15,952,556)		15,952,562

TOTAL INVESTMENTS —
(cost $397,178,407)(7)	100.5%	425,309,492
Liabilities in excess of other assets	(0.5)	(2,067,262)

NET ASSETS —	100.0%	$423,242,230

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2015, the aggregate value of these securities was $29,872 representing 0.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 2)
(1)	Security was valued using fair value procedures at May 31, 2015. The aggregate value of these securities was $162,485,890 representing 38.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Illiquid security. At May 31, 2015, the aggregate value of these securities was $8,305 representing 0.0% of net assets.
(4)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(5)	At May 31, 2015, the Fund had loaned securities with a total value of $7,317,818. This was secured by collateral of $4,199,569, which was received in cash and subsequently invested in short-term investments currently valued at $4,199,569 as reported in the Portfolio of Investments. Additional collateral of $3,330,113 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2015
United States Treasury Bills	zero coupon	06/18/2015 to 02/04/2016	$451,554
United States Treasury Notes/Bonds	0.08% to 8.88%	06/30/2015 to 05/15/2044	2,878,559

(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	See Note 5 for cost of investments on a tax basis.

CVA—Certification Van Aandelen (Dutch Cert.)

FDR—Federal Depository Receipt

BR—Bearer Shares

RSP—Risparmio Savings Shares

SDR—Swedish Depository Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2015	Unrealized Appreciation (Depreciation)
174	Long	S&P 500 E-Mini Index	June 2015	$17,978,202	$18,322,200	$343,998

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$—	$9,639,150	$0	$9,639,150
Bermuda	1,531,981	346,029	—	1,878,010
British Virgin Islands	153,403	—	—	153,403
Canada	19,195,815	—	—	19,195,815
Curacao	1,026,972	—	—	1,026,972
France	367,534	16,998,487	—	17,366,021
Ireland	5,006,675	975,856	—	5,982,531
Jersey	319,217	2,508,156	—	2,827,373
Liberia	76,512	—	—	76,512

92

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Netherlands	$1,618,322	$4,638,645	$—	$6,256,967
Portugal	—	488,129	8,305	496,434
Singapore	665,871	3,494,519	—	4,160,390
Sweden	13,119	5,392,362	—	5,405,481
Switzerland	1,662,481	14,103,394	—	15,765,875
United Arab Emirates	6,845	—	—	6,845
United Kingdom	783,183	26,696,165	—	27,479,348
United States	214,261,004	—	—	214,261,004
Other Countries	—	76,500,120	—	76,500,120
Preferred Securities	—	868,891	—	868,891
Rights	9,788	—	—	9,788
Short Term Investment Securities:
Registered Investment Companies	4,199,569	—	—	4,199,569
Other Short-Term Investment Securities	—	11,752,993	—	11,752,993

Total Investments at Value	$250,898,291	$174,402,896	$8,305	$425,309,492

Other Financial Instruments:†
Futures Contracts	$343,998	$—	$—	$343,998

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $82,862,771 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

93

VALIC Company I Global Strategy Fund

PORTFOLIO PROFILE — May 31, 2015 (unaudited)

Industry Allocation*

Sovereign	23.2%
Diversified Banking Institutions	7.7
Registered Investment Companies	5.3
Medical — Drugs	5.1
U.S. Government Agencies	5.0
Time Deposits	3.5
Oil Companies — Integrated	3.4
Medical — Biomedical/Gene	2.9
Medical — Generic Drugs	2.4
Foreign Government Obligations	2.3
Auto — Cars/Light Trucks	2.3
Banks — Commercial	2.2
Oil — Field Services	2.0
Telecom Services	2.0
Cable/Satellite TV	1.7
Insurance — Multi-line	1.6
Retail — Drug Store	1.5
Insurance — Life/Health	1.4
Electronic Components — Semiconductors	1.3
Applications Software	1.3
Building Products — Cement	1.2
Medical Instruments	1.1
Telephone — Integrated	1.0
Food — Retail	0.8
Cellular Telecom	0.8
Diversified Manufacturing Operations	0.8
Chemicals — Diversified	0.8
Retail — Major Department Stores	0.8
Oil Companies — Exploration & Production	0.7
Retail — Regional Department Stores	0.7
Banks — Super Regional	0.7
Beverages — Non-alcoholic	0.7
Steel — Specialty	0.7
Diversified Financial Services	0.7
Rubber — Tires	0.6
Building & Construction Products — Misc.	0.6
Photo Equipment & Supplies	0.6
Insurance — Reinsurance	0.6
Tools — Hand Held	0.6
Machinery — General Industrial	0.6
Aerospace/Defense	0.5
Medical — Wholesale Drug Distribution	0.5
Semiconductor Equipment	0.5
Electronic Components — Misc.	0.5
Import/Export	0.5
Retail — Building Products	0.5
Publishing — Newspapers	0.5
Machinery — Electrical	0.5
Apparel Manufacturers	0.4
Steel — Producers	0.4
Oil & Gas Drilling	0.4
Airlines	0.4
Diversified Operations	0.4
Finance — Other Services	0.3
Retail — Discount	0.3
Web Portals/ISP	0.3
Multimedia	0.3
Transport — Services	0.3
Auto/Truck Parts & Equipment — Replacement	0.3
Metal — Diversified	0.3
Diagnostic Kits	0.3
Containers — Metal/Glass	0.3
Auto/Truck Parts & Equipment — Original	0.3
Semiconductor Components — Integrated Circuits	0.2
Networking Products	0.2

102.6%

Country Allocation*

United States	33.0%
United Kingdom	9.5
South Korea	7.4
France	5.8
Mexico	5.3
Japan	4.2
Singapore	3.6
Ireland	3.3
Switzerland	3.1
Germany	3.0
China	2.7
Poland	2.6
Malaysia	2.5
Hungary	2.1
Brazil	1.9
Netherlands	1.8
Indonesia	1.4
Italy	1.3
Israel	1.0
Portugal	0.9
Spain	0.7
Philippines	0.7
Bermuda	0.7
Norway	0.7
Ukraine	0.6
Sweden	0.5
Thailand	0.5
British Virgin Islands	0.4
Jersey	0.4
Russia	0.3
Taiwan	0.2
Slovenia	0.2
Luxembourg	0.2
Serbia	0.1

102.6%

*	Calculated as a percentage of net assets

94

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 63.3%
Bermuda — 0.7%
Kunlun Energy Co., Ltd.(1)	1,564,000	$1,695,932
Noble Group, Ltd.#(1)	3,109,500	1,828,573

		3,524,505

British Virgin Islands — 0.4%
Michael Kors Holdings, Ltd.†	49,730	2,312,445

China — 2.7%
China Life Insurance Co., Ltd.(1)	680,000	3,270,455
China Telecom Corp., Ltd.(1)	5,202,000	3,531,356
CSR Corp., Ltd., Class H#(6)(7)(8)	1,502,000	2,886,494
Sinopharm Group Co., Ltd.(1)	576,800	2,747,936
Weichai Power Co., Ltd.(1)	423,000	1,573,412

		14,009,653

France — 5.8%
AXA SA(1)	147,995	3,739,912
BNP Paribas SA(1)	84,230	5,102,617
Cie de Saint-Gobain(1)	68,730	3,215,190
Cie Generale des Etablissements Michelin#(1)	30,140	3,239,074
Credit Agricole SA#(1)	217,250	3,257,666
Sanofi(1)	52,522	5,147,881
Technip SA(1)	31,420	2,075,377
Total SA(1)	77,670	3,930,893

		29,708,610

Germany — 3.0%
Deutsche Boerse AG(1)	23,880	1,912,837
Deutsche Lufthansa AG†(1)	142,140	1,998,488
HeidelbergCement AG(1)	25,080	2,034,769
Merck KGaA(1)	34,840	3,726,687
Metro AG#(1)	57,570	1,997,992
Muenchener Rueckversicherungs-Gesellschaft AG(1)	8,180	1,509,532
Siemens AG ADR#	23,750	2,500,875

		15,681,180

Ireland — 2.8%
Actavis PLC†	23,045	7,070,437
CRH PLC(1)	140,421	3,938,274
Medtronic PLC	44,020	3,359,606

		14,368,317

Israel — 1.0%
Teva Pharmaceutical Industries, Ltd. ADR	82,171	4,938,477

Italy — 1.3%
Eni SpA(1)	168,822	3,039,435
UniCredit SpA(1)	520,578	3,644,423

		6,683,858

Japan — 4.2%
ITOCHU Corp.(1)	183,600	2,474,786
Konica Minolta, Inc.(1)	255,700	3,213,047
Nissan Motor Co., Ltd.(1)	479,600	4,991,286
SoftBank Corp.(1)	27,000	1,611,794
Suntory Beverage & Food, Ltd.(1)	82,500	3,437,710
Toshiba Corp.#(1)	434,000	1,516,869
Toyota Motor Corp. ADR	31,123	4,291,550

		21,537,042

Jersey — 0.4%
Petrofac, Ltd.#(1)	156,220	2,161,564

Luxembourg — 0.2%
Subsea 7 SA†#(1)	95,390	997,557

Security Description	Shares	Value (Note 2)

Netherlands — 1.8%
Akzo Nobel NV(1)	52,420	$4,003,336
ING Groep NV CVA(1)	241,381	3,986,598
QIAGEN NV†(1)	60,672	1,487,366

		9,477,300

Norway — 0.7%
Telenor ASA(1)	148,762	3,377,748

Portugal — 0.4%
Galp Energia SGPS SA(1)	169,130	1,991,583

Russia — 0.3%
MMC Norilsk Nickel OJSC ADR(1)	87,679	1,543,048

Singapore — 1.2%
DBS Group Holdings, Ltd.(1)	224,695	3,368,909
Singapore Telecommunications, Ltd.(1)	946,400	2,888,432

		6,257,341

South Korea — 2.7%
Hana Financial Group, Inc.(1)	68,042	1,822,167
Hyundai Mobis(1)	6,516	1,310,277
KB Financial Group, Inc. ADR	38,288	1,372,625
POSCO ADR	40,515	2,218,601
Samsung Electronics Co., Ltd.(1)	5,898	6,940,426

		13,664,096

Spain — 0.7%
Telefonica SA ADR	261,902	3,708,532

Sweden — 0.5%
Getinge AB, Class B(1)	101,630	2,457,314

Switzerland — 3.1%
ABB, Ltd.(1)	102,030	2,236,859
ACE, Ltd.	16,077	1,711,879
Credit Suisse Group AG(1)	126,100	3,347,878
Novartis AG(1)	16,020	1,648,703
Roche Holding AG(1)	17,480	5,146,617
Swiss Re AG(1)	18,860	1,694,222

		15,786,158

Taiwan — 0.2%
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	232,914	1,109,463

Thailand — 0.5%
Bangkok Bank PCL NVDR(1)	448,000	2,419,263

United Kingdom — 9.5%
Aviva PLC(1)	518,300	4,154,796
BAE Systems PLC(1)	362,869	2,858,249
Barclays PLC(1)	483,290	1,994,478
BP PLC(1)	583,955	4,024,350
GlaxoSmithKline PLC(1)	184,956	4,103,301
HSBC Holdings PLC(1)	462,783	4,415,832
Kingfisher PLC(1)	422,280	2,391,289
Lloyds Banking Group PLC(1)	2,108,060	2,831,925
Marks & Spencer Group PLC(1)	442,210	3,945,525
Noble Corp. PLC#	121,350	2,032,613
Rexam PLC(1)	171,124	1,463,553
Royal Dutch Shell PLC, Class B(1)	86,426	2,612,955
Sky PLC(1)	240,080	3,875,491
Standard Chartered PLC(1)	116,360	1,862,093
Tesco PLC(1)	665,310	2,162,985
Vodafone Group PLC ADR	105,379	4,112,942

		48,842,377

95

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares/ Principal Amount(4)		Value (Note 2)

COMMON STOCKS (continued)
United States — 19.2%
Allegheny Technologies, Inc.		104,910	$3,409,575
Amgen, Inc.		36,310	5,673,801
Applied Materials, Inc.		131,530	2,647,699
Baker Hughes, Inc.		24,380	1,571,535
Capital One Financial Corp.		42,590	3,558,820
Chesapeake Energy Corp.#		139,120	1,962,983
Chevron Corp.		15,480	1,594,440
Cisco Systems, Inc.		34,970	1,024,971
Citigroup, Inc.		97,990	5,299,299
Comcast Corp., Special Class A		90,385	5,242,330
CVS Health Corp.		42,110	4,311,222
General Motors Co.		67,440	2,425,817
Gilead Sciences, Inc.†		61,250	6,876,537
Google, Inc., Class A†		3,080	1,679,586
Halliburton Co.		80,200	3,641,080
Isis Pharmaceuticals, Inc.†#		35,590	2,395,919
JPMorgan Chase & Co.		85,450	5,620,901
Knowles Corp.†#		132,970	2,572,970
Macy’s, Inc.		53,260	3,565,757
Merck & Co., Inc.		26,390	1,606,887
Microsoft Corp.		144,224	6,758,337
Morgan Stanley		92,930	3,549,926
News Corp., Class A†		148,793	2,254,214
Pfizer, Inc.		143,479	4,985,895
Stanley Black & Decker, Inc.		31,180	3,194,079
Target Corp.		21,853	1,733,380
Twenty-First Century Fox, Inc., Class A		49,237	1,654,363
United Parcel Service, Inc., Class B		15,990	1,586,528
Voya Financial, Inc.		64,440	2,919,776
Walgreens Boots Alliance, Inc.		42,930	3,685,111

			99,003,738

Total Common Stocks
(cost $261,527,214)			325,561,169

FOREIGN GOVERNMENT OBLIGATIONS — 23.2%
Brazil — 1.9%
Brazil Letras do Tesouro Nacional Bills zero coupon due 10/01/2015	BRL	1,010,000	303,141
Brazil Letras do Tesouro Nacional Bills zero coupon due 07/01/2016	BRL	300,000	81,864
Brazil Letras do Tesouro Nacional Bills zero coupon due 10/01/2016%	BRL	950,000	251,273
Brazil Notas de Tesouro Nacional Bills zero coupon due 01/01/2016	BRL	2,510,000	729,234
Brazil Notas do Tesouro Nacional Notes 6.00% due 08/15/2016(2)	BRL	1,220,732	385,763
Brazil Notas do Tesouro Nacional Bonds 6.00% due 08/15/2018(2)	BRL	4,376,708	1,385,171
Brazil Notas do Tesouro Nacional Notes 6.00% due 05/15/2045(2)	BRL	12,523,711	4,017,294
Brazil Notas do Tesouro Nacional Senior Notes 10.00% due 01/01/2017	BRL	7,840,000	2,451,214

			9,604,954

Hungary — 2.1%
Republic of Hungary Senior Bonds 3.50% due 07/18/2016	EUR	135,000	152,748

Security Description	Principal Amount(4)		Value (Note 2)

Hungary (continued)
Republic of Hungary Senior Bonds 3.88% due 02/24/2020	EUR	495,000	$605,320
Republic of Hungary Bonds 4.00% due 04/25/2018	HUF	60,440,000	225,730
Republic of Hungary Senior Bonds 4.38% due 07/04/2017	EUR	685,000	803,187
Republic of Hungary Bonds 5.50% due 12/20/2018	HUF	167,520,000	657,427
Republic of Hungary Bonds 5.50% due 06/24/2025	HUF	151,220,000	626,844
Republic of Hungary Senior Bonds 5.75% due 06/11/2018	EUR	2,165,000	2,700,599
Republic of Hungary Bonds 6.00% due 11/24/2023	HUF	29,180,000	123,166
Republic of Hungary Senior Bonds 6.25% due 01/29/2020		910,000	1,033,505
Republic of Hungary Senior Bonds 6.38% due 03/29/2021#		400,000	462,000
Republic of Hungary Bonds 6.50% due 06/24/2019	HUF	155,700,000	636,842
Republic of Hungary Bonds 6.75% due 02/24/2017	HUF	505,140,000	1,945,457
Republic of Hungary Bonds 6.75% due 11/24/2017	HUF	128,040,000	508,197
Republic of Hungary Bonds 7.00% due 06/24/2022	HUF	50,400,000	220,003

			10,701,025

Indonesia — 1.4%
Republic of Indonesia Senior Notes 8.38% due 03/15/2024	IDR	11,190,000,000	856,766
Republic of Indonesia Senior Bonds 8.38% due 03/15/2034	IDR	8,380,000,000	633,696
Republic of Indonesia Senior Bonds 9.00% due 09/15/2018	IDR	2,780,000,000	215,795
Republic of Indonesia Senior Bonds 11.00% due 11/15/2020	IDR	13,282,000,000	1,129,934
Republic of Indonesia Senior Bonds 11.50% due 09/15/2019	IDR	44,962,000,000	3,811,434
Republic of Indonesia Senior Bonds 12.80% due 06/15/2021	IDR	6,847,000,000	631,163

			7,278,788

Ireland — 0.5%
Republic of Ireland Bonds 5.40% due 03/13/2025	EUR	1,827,110	2,778,678

96

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Principal Amount(4)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Malaysia — 1.7%
Government of Malaysia Senior Notes 3.17% due 07/15/2016	MYR	18,610,000	$5,091,850
Government of Malaysia Senior Notes 3.20% due 10/15/2015	MYR	4,220,000	1,152,124
Government of Malaysia Senior Bonds 3.81% due 02/15/2017	MYR	3,115,000	856,877
Government of Malaysia Senior Notes 3.84% due 08/12/2015	MYR	3,945,000	1,077,901
Government of Malaysia Senior Notes 4.72% due 09/30/2015	MYR	1,522,000	417,619

			8,596,371

Mexico — 4.4%
United Mexican States Bonds 2.50% due 12/10/2020(2)	MXN	2,211,122	144,771
United Mexican States Bonds 3.50% due 12/14/2017(2)	MXN	4,242,392	291,495
United Mexican States Bonds 4.00% due 06/13/2019(2)	MXN	2,835,315	198,806
United Mexican States Bonds 5.00% due 06/16/2016(2)	MXN	4,432,824	301,012
United Mexican States Bonds 6.00% due 06/18/2015	MXN	80,372,000	5,225,696
United Mexican States Bonds 6.25% due 06/16/2016	MXN	9,217,000	615,734
United Mexican States Bonds 7.25% due 12/15/2016	MXN	136,906,000	9,367,342
United Mexican States Bonds 7.75% due 12/14/2017	MXN	19,000,000	1,331,903
United Mexican States Bonds 8.00% due 12/17/2015	MXN	75,395,000	5,023,551

			22,500,310

Philippines — 0.5%
Republic of the Philippines Senior Notes 1.63% due 04/25/2016	PHP	38,840,000	864,534
Republic of the Philippines Senior Notes 7.00% due 01/27/2016	PHP	64,480,000	1,489,309

			2,353,843

Poland — 2.6%
Government of Poland Bonds zero coupon due 01/25/2016	PLN	14,052,000	3,716,539
Government of Poland FRS Bonds 2.01% due 01/25/2017	PLN	1,357,000	362,495

Security Description	Principal Amount(4)		Value (Note 2)

Poland (continued)
Government of Poland FRS Bonds 2.01% due 01/25/2021	PLN	1,376,000	$363,784
Government of Poland Bonds 4.75% due 10/25/2016	PLN	17,245,000	4,799,711
Government of Poland Bonds 4.75% due 04/25/2017	PLN	30,000	8,434
Government of Poland Bonds 5.00% due 04/25/2016	PLN	9,015,000	2,480,194
Government of Poland Bonds 6.25% due 10/24/2015	PLN	5,902,000	1,605,615

			13,336,772

Portugal — 0.5%
Republic of Portugal Obrigacoes Do Tesouro Senior Notes 4.95% due 10/25/2023*	EUR	15,000	19,886
Republic of Portugal Obrigacoes Do Tesouro Senior Notes 5.65% due 02/15/2024*	EUR	37,400	51,704
Republic of Portugal Obrigacoes Do Tesouro Senior Bonds 3.88% due 02/15/2030*	EUR	2,140,000	2,591,857

			2,663,447

Serbia — 0.1%
Republic of Serbia Senior Notes 5.25% due 11/21/2017*		270,000	280,152
Republic of Serbia Senior Notes 7.25% due 09/28/2021*		280,000	321,919

			602,071

Singapore — 2.1%
Republic of Singapore Senior Notes 1.13% due 04/01/2016	SGD	14,740,000	10,950,439

Slovenia — 0.2%
Republic of Slovenia Senior Notes 5.50% due 10/26/2022*		690,000	784,934
Republic of Slovenia Bonds 5.85% due 05/10/2023*		240,000	279,720

			1,064,654

South Korea — 4.6%
Bank of Korea Senior Notes 2.46% due 08/02/2016	KRW	1,376,500,000	1,252,567
Bank of Korea Senior Notes 2.78% due 02/02/2016	KRW	297,530,000	270,376
Bank of Korea Senior Notes 2.79% due 06/02/2016	KRW	7,413,000,000	6,761,044
Bank of Korea Senior Notes 2.80% due 08/02/2015	KRW	2,887,440,000	2,610,110

97

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Principal Amount(4)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
South Korea (continued)
Bank of Korea Senior Notes 2.80% due 04/02/2016	KRW	2,468,200,000	$2,247,373
Bank of Korea Senior Notes 2.81% due 10/02/2015	KRW	60,000,000	54,339
Bank of Korea Senior Notes 2.90% due 12/02/2015	KRW	3,729,700,000	3,385,598
Republic of South Korea Senior Notes 2.75% due 12/10/2015	KRW	1,530,800,000	1,388,770
Republic of South Korea Senior Notes 2.75% due 06/10/2016	KRW	4,579,500,000	4,175,500
Republic of South Korea Senior Notes 3.00% due 12/10/2016	KRW	1,345,300,000	1,236,836
Republic of South Korea Senior Notes 3.25% due 06/10/2015	KRW	314,300,000	283,685

			23,666,198

Ukraine — 0.6%
Government of Ukraine Senior Bonds 7.50% due 04/17/2023#*		600,000	300,750
Government of Ukraine Senior Notes 7.80% due 11/28/2022*		1,280,000	598,400
Government of Ukraine Senior Notes 7.95% due 02/23/2021#*		770,000	364,595
Government of Ukraine Senior Notes 9.25% due 07/24/2017*		4,420,000	2,106,130

			3,369,875

Total Foreign Government Obligations
(cost $135,369,232)			119,467,425

Total Long-Term Investment Securities
(cost $396,896,446)			445,028,594

SHORT-TERM INVESTMENT SECURITIES — 16.1%
Foreign Government Obligations — 2.3%
Bank Negara Malaysia Monetary Notes
2.95% due 06/04/2015	MYR	150,000	40,770
2.95% due 11/12/2015	MYR	190,000	51,115
3.05% due 08/04/2015	MYR	100,000	27,128
3.07% due 07/16/2015	MYR	1,860,000	505,427
3.09% due 07/16/2015	MYR	1,740,000	472,819
3.10% due 06/03/2015	MYR	10,000	2,727
3.10% due 06/30/2015	MYR	20,000	5,442
3.12% due 06/03/2015	MYR	70,000	19,091
3.12% due 06/16/2015	MYR	180,000	49,037
3.14% due 08/11/2015	MYR	460,000	124,723
3.15% due 06/30/2015	MYR	10,000	2,721
3.19% due 06/04/2015	MYR	320,000	87,266
3.19% due 06/18/2015	MYR	80,000	21,794
3.19% due 06/30/2015	MYR	380,000	103,400
3.20% due 06/03/2015	MYR	60,000	16,364
3.20% due 06/18/2015	MYR	40,000	10,897
3.20% due 06/30/2015	MYR	100,000	27,210
3.20% due 08/18/2015	MYR	960,000	260,137
3.20% due 09/22/2015	MYR	60,000	16,211
3.20% due 10/01/2015	MYR	670,000	180,879

Security Description	Principal Amount(4)		Value (Note 2)

Foreign Government Obligations (continued)
Bank Negara Malaysia Monetary Notes
3.20% due 11/03/2015	MYR	140,000	$37,687
3.21% due 08/18/2015	MYR	80,000	21,678
3.21% due 11/12/2015	MYR	160,000	43,045
3.22% due 06/30/2015	MYR	170,000	46,258
3.23% due 11/24/2015	MYR	120,000	32,249
3.28% due 10/27/2015	MYR	280,000	75,421
3.28% due 11/03/2015	MYR	570,000	153,441
3.30% due 08/11/2015	MYR	60,000	16,268
3.34% due 06/30/2015	MYR	150,000	40,815
3.35% due 06/04/2015	MYR	440,000	119,991
3.35% due 07/16/2015	MYR	350,000	95,107
3.37% due 08/11/2015	MYR	500,000	135,568
3.37% due 09/08/2015	MYR	550,000	148,773
3.40% due 08/11/2015	MYR	360,000	97,609

			3,089,068

Bank of Korea
2.66% due 06/09/2015	KRW	328,200,000	296,189

Government of Malaysia
2.95% due 06/19/2015	MYR	20,000	5,448
2.95% due 07/24/2015	MYR	70,000	19,011
2.95% due 09/04/2015	MYR	10,000	2,706
2.95% due 10/23/2015	MYR	80,000	21,556
2.95% due 03/18/2016	MYR	10,000	2,659
2.97% due 04/29/2016	MYR	40,000	10,597
2.98% due 07/24/2015	MYR	40,000	10,862
2.98% due 03/18/2016	MYR	40,000	10,634
2.99% due 07/31/2015	MYR	70,000	18,996
3.00% due 06/26/2015	MYR	60,000	16,333
3.00% due 07/10/2015	MYR	60,000	16,313
3.00% due 09/11/2015	MYR	40,000	10,816
3.00% due 10/09/2015	MYR	70,000	18,883
3.03% due 06/05/2015	MYR	30,000	8,180
3.04% due 09/25/2015	MYR	70,000	18,906
3.13% due 08/14/2015	MYR	300,000	81,321
3.22% due 08/14/2015	MYR	480,000	130,113
3.25% due 01/22/2016	MYR	30,000	8,016

			411,350

Republic of Indonesia
6.44% due 01/07/2016	IDR	2,610,000,000	190,496
6.19% due 02/04/2016	IDR	1,150,000,000	83,541
6.28% due 02/04/2016	IDR	460,000,000	33,417

			307,454

Republic of Singapore
0.89% due 07/10/2015	SGD	120,000	88,939
0.95% due 07/20/2015	SGD	10,000	7,410
0.99% due 07/31/2015	SGD	650,000	481,526
0.99% due 07/31/2015	SGD	750,000	555,606
1.00% due 07/03/2015	SGD	480,000	355,812

			1,489,293

Republic of the Philippines
1.36% due 11/04/2015	PHP	3,460,000	76,885
1.36% due 06/03/2015	PHP	4,530,000	101,587
1.42% due 08/05/2015	PHP	4,650,000	103,883
1.43% due 12/02/2015	PHP	8,560,000	189,854
1.43% due 02/03/2016	PHP	6,430,000	142,046
1.43% due 03/02/2016	PHP	4,870,000	107,601
1.49% due 10/07/2015	PHP	11,090,000	246,813
1.72% due 08/05/2015	PHP	11,120,000	248,426

			1,217,095

98

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares/ Principal Amount(4)		Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Foreign Government Obligations (continued)
United Mexican States
0.36% due 10/01/2015	MXN	452,000	$29,037
0.65% due 07/23/2015	MXN	4,251,000	274,794
0.68% due 09/17/2015	MXN	223,300	14,363
0.70% due 06/25/2015	MXN	2,353,800	152,511
0.71% due 06/11/2015	MXN	1,905,700	123,621
0.71% due 06/25/2015	MXN	900,000	58,314
0.77% due 09/17/2015	MXN	256,400	16,492
0.78% due 06/25/2015	MXN	132,700	8,598
1.19% due 09/17/2015	MXN	9,012,000	579,677
1.25% due 11/12/2015	MXN	372,200	23,820
1.87% due 01/07/2016	MXN	268,900	17,119
2.01% due 01/07/2016	MXN	297,700	18,952
2.03% due 10/01/2015	MXN	352,100	22,619
2.11% due 07/23/2015	MXN	514,000	33,226
2.18% due 01/07/2016	MXN	122,100	7,773
2.56% due 02/04/2016	MXN	231,300	14,683
2.56% due 03/03/2016	MXN	3,442,400	217,893
2.61% due 09/17/2015	MXN	14,635,400	941,390
2.69% due 11/12/2015	MXN	234,800	15,027
2.85% due 10/01/2015	MXN	9,756,900	626,793
3.01% due 09/17/2015	MXN	685,000	44,061
3.02% due 03/03/2016	MXN	558,300	35,339
3.15% due 10/15/2015	MXN	32,870	21,089
3.15% due 03/03/2016	MXN	105,600	6,684
3.19% due 12/10/2015	MXN	484,600	30,936
3.28% due 01/07/2016	MXN	9,447,000	601,412
3.36% due 03/31/2016	MXN	632,570	399,205
3.37% due 04/14/2016	MXN	201,310	126,850
3.43% due 03/03/2016	MXN	894,900	56,644
3.47% due 03/31/2016	MXN	313,650	197,940
3.52% due 03/03/2016	MXN	417,000	26,395
3.63% due 03/03/2016	MXN	1,283,000	81,210
3.64% due 03/03/2016	MXN	1,332,300	84,330
3.64% due 03/31/2016	MXN	18,610	11,744
3.67% due 03/31/2016	MXN	242,610	153,108

			5,073,649

Total Foreign Government Obligations
(cost $12,579,415)			11,884,098

Registered Investment Companies — 5.3%
State Street Navigator Securities Lending Prime Portfolio(3)
(cost $27,175,987)		27,175,987	27,175,987

Time Deposit — 3.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/01/2015
(cost $18,036,000)		18,036,000	18,036,000

U.S. Government Agencies — 5.0%
Federal Home Loan Bank Disc. Notes 0.00% due 06/01/2015		17,500,000	17,500,000
Federal Home Loan Mtg. Corp. 0.01% due 06/01/2015		8,500,000	8,500,000

(cost $26,000,000)			26,000,000

Total Short Term Investments Securities
(cost $83,791,402)			83,096,085

TOTAL INVESTMENTS —
(cost $480,687,848)(5)		102.6%	528,124,679
Liabilities in excess of other assets		(2.6)	(13,561,124)

NET ASSETS —		100.0%	$514,563,555

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2015, the aggregate value of these securities was $7,700,047 representing 1.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at May 31, 2015. The aggregate value of these securities was $184,040,355 representing 35.8% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Principal amount of security is adjusted for inflation.

(3)	At May 31, 2015, the Fund had loaned securities with a total value of $26,622,266. This was secured by collateral of $27,175,987, which was received in cash and subsequently invested in short-term investments currently valued at $27,175,987 as reported in the Portfolio of Investments. Additional collateral of $795,705 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2015
United States Treasury Notes/Bonds	0.13% to 3.75%	10/15/2015 to 02/15/2044	$795,705

(4)	Denominated in United States Dollar unless otherwise indicated.
(5)	See Note 5 for cost of investments on a tax basis.
(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(7)	Illiquid security. At May 31, 2015, the aggregate value of these securities was $2,886,494 representing 0.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(8)	Denotes a restricted security that: (a) cannot be offered for public sale with out first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction of public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2015, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
CSR Corp., Ltd., Class H	08/29/2014	121,300	$109,819
	09/01/2014	56,000	50,685
	09/02/2014	5,600	5,074
	09/15/2014	44,800	40,573
	09/16/2014	28,000	25,362
	09/19/2014	100,800	91,287
	09/22/2014	100,800	91,125
	09/23/2014	168,000	151,271
	09/24/2014	128,800	115,433
	09/26/2014	50,400	45,447
	09/29/2014	165,300	147,029
	09/30/2014	142,500	125,827
	10/03/2014	74,100	65,640
	10/06/2014	57,000	50,842
	10/07/2014	22,400	20,235
	10/08/2014	16,800	15,150
	10/10/2014	89,600	81,015
	10/13/2014	57,000	50,886
	10/14/2014	67,200	60,362
	10/16/2014	5,600	5,068

		1,502,000	1,348,132	$2,886,494	$1.92	0.56%

ADR—American Depository Receipt

CVA—Certification Van Aandelen (Dutch Cert.)

BRL—Brazilian Real

EUR—Euro Dollar

HUF—Hungarian Forint

IDR—Indonesian Rupiah

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NVDR—Non-voting Depository Receipt

PHP—Philippine Peso

PLN—Polish Zloty

SGD—Singapore Dollar

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at May 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

99

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	214,699	USD	245,150	02/26/2016	$8,215	$–
	EUR	3,325,400	USD	3,672,641	03/29/2016	–	(395)
	EUR	934,000	USD	1,035,587	03/30/2016	3,917	–

						12,132	(395)

Barclays Investments, Inc.	EUR	154,000	USD	210,342	07/16/2015	41,104	–
	EUR	453,000	USD	608,957	08/05/2015	110,986	–
	EUR	214,240	USD	285,073	08/26/2015	49,491	–
	EUR	54,521	USD	70,952	09/21/2015	10,974	–
	EUR	131,194	USD	169,159	09/24/2015	24,827	–
	EUR	391,113	USD	496,702	10/27/2015	66,179	–
	EUR	1,007,000	USD	1,256,927	11/13/2015	148,137	–
	EUR	2,163,000	USD	2,559,852	01/19/2016	174,873	–
	EUR	181,000	USD	211,245	01/21/2016	11,661	–
	EUR	664,629	USD	754,600	01/27/2016	21,631	–
	EUR	1,629,000	USD	1,851,407	02/11/2016	54,303	–
	EUR	1,014,686	USD	1,157,889	02/26/2016	38,115	–
	EUR	709,208	USD	790,086	03/09/2016	7,184	–
	EUR	130,161	USD	139,290	03/16/2016	–	(4,424)
	EUR	72,605	USD	78,008	03/23/2016	–	(2,174)
	EUR	188,102	USD	205,402	04/01/2016	–	(2,382)
	EUR	453,864	USD	510,403	05/05/2016	8,563	–
	JPY	65,630,000	USD	642,754	06/10/2015	113,941	–
	JPY	39,800,000	USD	369,627	10/13/2015	48,351	–
	JPY	557,000,000	USD	4,938,381	11/06/2015	440,204	–
	JPY	24,850,000	USD	210,162	12/22/2015	9,277	–
	JPY	39,140,000	USD	333,126	01/15/2016	16,515	–
	JPY	116,230,000	USD	996,177	02/09/2016	55,326	–
	JPY	22,560,000	USD	191,151	02/25/2016	8,453	–
	JPY	45,070,000	USD	379,713	02/26/2016	14,713	–
	JPY	40,123,600	USD	336,421	03/09/2016	11,366	–
	SGD	1,318,751	USD	995,434	08/12/2015	18,791	–
	SGD	485,000	USD	366,065	08/17/2015	6,928	–
	USD	352,455	CLP	200,300,000	06/04/2015	–	(28,425)
	USD	548,672	JPY	65,630,000	06/10/2015	–	(19,859)
	USD	125,517	CLP	77,400,000	08/05/2015	–	(1,058)
	USD	973,104	SGD	1,318,751	08/12/2015	3,538	–
	USD	357,749	SGD	485,000	08/17/2015	1,389	–

						1,516,820	(58,322)

Citibank N.A.	AUD	638,000	USD	509,051	11/19/2015	25,594	–
	EUR	134,537	USD	181,481	07/28/2015	33,605	–
	EUR	124,811	USD	166,914	08/10/2015	29,703	–
	EUR	157,344	USD	202,927	09/28/2015	29,814	–
	EUR	735,500	USD	935,482	10/15/2015	126,037	–
	EUR	1,203,000	USD	1,429,405	01/13/2016	103,124	–
	EUR	375,660	USD	445,326	01/15/2016	31,151	–
	EUR	795,744	USD	873,170	03/10/2016	–	(5,285)
	EUR	89,576	USD	95,981	03/16/2016	–	(2,923)
	EUR	419,900	USD	465,997	04/08/2016	2,069	–
	JPY	32,100,000	USD	314,299	06/09/2015	55,658	–
	JPY	79,600,000	USD	778,393	06/10/2015	137,016	–
	JPY	72,889,000	USD	721,231	07/24/2015	133,565	–
	JPY	80,345,200	USD	785,196	08/05/2015	137,328	–
	JPY	44,980,000	USD	377,422	08/17/2015	14,669	–
	JPY	161,237,200	USD	1,410,662	11/12/2015	108,415	–
	JPY	38,770,000	USD	328,337	12/22/2015	14,924	–
	JPY	90,060,000	USD	757,513	02/16/2016	28,361	–
	USD	518,546	CLP	327,410,000	06/10/2015	10,781	–
	USD	376,021	JPY	44,980,000	08/17/2015	–	(13,268)
	USD	141,912	INR	9,291,000	09/11/2015	710	–
	USD	1,350,225	JPY	161,237,200	11/12/2015	–	(47,978)

						1,022,524	(69,454)

Deutsche Bank AG	EUR	336,030	MYR	1,491,000	07/20/2015	35,757	–
	EUR	381,624	MYR	1,683,000	07/22/2015	37,722	–
	EUR	133,000	USD	180,335	07/22/2015	34,161	–
	EUR	120,000	USD	162,562	07/23/2015	30,674	–
	EUR	496,080	MYR	2,164,000	07/27/2015	42,298	–
	EUR	316,000	USD	426,145	07/27/2015	78,820	–
	EUR	80,784	USD	106,847	08/31/2015	18,009	–
	EUR	630,927	USD	687,048	10/08/2015	–	(7,228)

100

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	EUR	3,623,141	MYR	14,333,653	10/15/2015	$–	$(119,371)
	EUR	746,000	USD	932,425	11/18/2015	110,948	–
	EUR	137,755	USD	172,201	11/19/2015	20,505	–
	EUR	122,735	USD	153,005	11/30/2015	17,824	–
	EUR	2,501,000	USD	2,955,932	01/19/2016	198,265	–
	EUR	1,083,000	USD	1,235,649	01/29/2016	41,237	–
	EUR	1,190,000	USD	1,352,197	02/03/2016	39,631	–
	EUR	234,000	USD	257,891	03/29/2016	–	(571)
	EUR	36,531	USD	40,096	03/31/2016	–	(256)
	EUR	133,071	USD	144,093	04/13/2016	–	(2,952)
	EUR	6,500,000	USD	7,131,345	04/29/2016	–	(54,513)
	JPY	23,100,000	USD	226,160	06/11/2015	40,029	–
	JPY	43,210,000	USD	424,335	06/22/2015	76,099	–
	JPY	58,120,000	USD	499,807	07/21/2015	31,231	–
	JPY	39,300,000	USD	365,208	10/13/2015	47,968	–
	JPY	762,755,000	USD	6,650,290	11/16/2015	489,392	–
	JPY	686,286,000	USD	5,917,279	11/18/2015	373,835	–
	JPY	43,140,000	USD	369,286	12/21/2015	20,556	–
	MYR	1,043,400	USD	288,878	07/08/2015	5,136	–
	MYR	3,540,000	USD	977,226	07/15/2015	15,115	–
	MYR	1,621,000	USD	447,308	07/20/2015	6,931	–
	MYR	2,557,000	USD	705,496	07/22/2015	10,950	–
	MYR	3,109,000	USD	857,490	07/27/2015	13,356	–
	MYR	1,259,000	USD	345,746	10/26/2015	6,270	–
	MYR	810,160	USD	222,126	11/19/2015	4,058	–
	SGD	816,200	USD	616,372	06/23/2015	11,208	–
	SGD	624,000	USD	470,872	08/06/2015	8,681	–
	SGD	1,242,000	USD	937,076	08/12/2015	17,273	–
	SGD	363,500	USD	274,195	08/24/2015	5,073	–
	SGD	471,000	USD	355,284	08/26/2015	6,591	–
	USD	86,571	INR	5,431,000	06/09/2015	–	(1,657)
	USD	100,016	CLP	64,045,000	06/17/2015	3,451	–
	USD	98,047	CLP	63,250,000	06/18/2015	4,125	–
	USD	622,673	SGD	816,200	06/23/2015	–	(17,509)
	USD	613,178	INR	39,235,750	07/06/2015	–	(3,025)
	USD	41,339	CLP	26,075,000	07/07/2015	701	–
	USD	288,352	MYR	1,043,400	07/08/2015	–	(4,609)
	USD	498,499	INR	31,543,000	07/15/2015	–	(8,847)
	USD	1,092,593	MYR	3,540,000	07/15/2015	–	(130,482)
	USD	1,035,493	INR	65,614,000	07/20/2015	–	(17,953)
	USD	496,554	MYR	1,621,000	07/20/2015	–	(56,177)
	USD	167,188	INR	10,622,000	07/22/2015	–	(2,527)
	USD	786,164	MYR	2,557,000	07/22/2015	–	(91,619)
	USD	248,556	INR	15,966,000	07/27/2015	–	(1,298)
	USD	961,318	MYR	3,109,000	07/27/2015	–	(117,185)
	USD	315,281	INR	20,324,759	07/31/2015	–	(769)
	USD	501,285	SGD	624,000	08/06/2015	–	(39,094)
	USD	81,437	INR	5,308,000	08/12/2015	510	–
	USD	916,166	SGD	1,242,000	08/12/2015	3,637	–
	USD	43,834	CLP	26,660,000	08/24/2015	–	(1,041)
	USD	266,574	SGD	363,500	08/24/2015	2,548	–
	USD	204,362	INR	13,258,000	08/26/2015	–	(232)
	USD	346,018	SGD	471,000	08/26/2015	2,675	–
	USD	260,988	CLP	156,410,000	08/27/2015	–	(9,999)
	USD	241,908	CLP	150,532,000	08/31/2015	–	(442)
	USD	598,184	CLP	362,260,000	09/08/2015	–	(17,528)
	USD	310,251	CLP	189,160,000	09/09/2015	–	(7,081)
	USD	269,534	INR	17,617,391	09/30/2015	–	(41)
	USD	377,817	MYR	1,259,000	10/26/2015	–	(38,341)
	USD	237,055	MYR	810,160	11/19/2015	–	(18,987)

						1,913,250	(771,334)

Goldman Sachs International	EUR	316,000	USD	426,331	07/27/2015	79,007	–
	EUR	849,000	USD	975,442	02/17/2016	38,703	–
	JPY	11,563,000	USD	97,648	01/08/2016	4,131	–
	JPY	45,170,000	USD	383,027	02/17/2016	17,308	–

						139,149	–

HSBC Bank PLC	EUR	1,058,658	USD	1,378,733	06/08/2015	215,927	–
	EUR	1,444,671	MYR	5,686,371	07/14/2015	–	(41,995)
	EUR	686,000	USD	920,629	08/04/2015	166,539	–
	EUR	1,719,516	KRW	2,228,406,400	09/30/2015	112,825	–

101

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	EUR	372,921	USD	459,395	12/09/2015	$48,579	$–
	EUR	235,000	USD	266,899	02/10/2016	7,654	–
	JPY	48,100,000	USD	470,908	06/09/2015	83,349	–
	JPY	69,900,000	USD	684,827	06/10/2015	121,609	–
	JPY	78,700,000	USD	730,411	10/09/2015	95,170	–
	JPY	43,210,000	USD	369,474	12/21/2015	20,179	–
	JPY	67,990,000	USD	577,170	02/12/2016	26,763	–
	MYR	883,000	USD	243,997	07/31/2015	4,330	–
	MYR	1,800,000	USD	496,977	08/12/2015	8,886	–
	MYR	1,680,000	USD	461,424	10/23/2015	8,331	–
	MYR	840,371	USD	230,751	10/26/2015	4,154	–
	MYR	483,000	USD	132,405	11/20/2015	2,407	–
	SGD	652,000	USD	492,261	06/22/2015	8,831	–
	SGD	624,000	USD	470,766	08/11/2015	8,631	–
	SGD	363,500	USD	274,215	08/17/2015	5,047	–
	SGD	363,500	USD	274,195	08/18/2015	5,033	–
	SGD	1,053,000	USD	793,878	09/16/2015	14,624	–
	SGD	867,000	USD	653,600	09/21/2015	12,042	–
	USD	168,005	INR	10,553,250	06/03/2015	–	(2,800)
	USD	496,233	SGD	652,000	06/22/2015	–	(12,802)
	USD	612,098	INR	39,026,000	06/30/2015	–	(4,482)
	USD	271,843	MYR	883,000	07/31/2015	–	(32,176)
	USD	164,042	INR	10,553,250	08/05/2015	–	(897)
	USD	517,717	INR	33,693,000	08/11/2015	2,548	–
	USD	462,188	SGD	624,000	08/11/2015	–	(54)
	USD	87,944	INR	5,733,000	08/12/2015	564	–
	USD	548,062	MYR	1,800,000	08/12/2015	–	(59,971)
	USD	222,960	INR	14,470,000	08/13/2015	390	–
	USD	267,658	SGD	363,500	08/17/2015	1,510	–
	USD	267,658	SGD	363,500	08/18/2015	1,503	–
	USD	755,380	SGD	1,053,000	09/16/2015	23,874	–
	USD	687,005	SGD	867,000	09/21/2015	–	(45,447)
	USD	502,437	MYR	1,680,000	10/23/2015	–	(49,344)
	USD	252,212	MYR	840,371	10/26/2015	–	(25,615)
	USD	140,944	MYR	483,000	11/20/2015	–	(10,946)
	USD	933,638	MXN	14,850,450	03/11/2016	10,931	–

						1,022,230	(286,529)

JPMorgan Chase & Co.	AUD	2,775,000	USD	2,232,210	11/18/2015	129,293	–
	AUD	2,032,000	USD	1,619,504	11/19/2015	79,717	–
	CLP	79,240,000	USD	128,741	06/03/2015	539	–
	EUR	2,584,781	MYR	11,097,756	07/14/2015	175,957	–
	EUR	496,194	MYR	2,164,000	07/30/2015	42,004	–
	EUR	686,000	USD	922,300	07/31/2015	168,254	–
	EUR	112,835	USD	149,447	08/27/2015	25,370	–
	EUR	1,070,000	USD	1,392,177	09/08/2015	215,345	–
	EUR	2,711,072	USD	3,207,394	01/15/2016	218,364	–
	EUR	2,541,126	MYR	11,153,000	01/19/2016	189,385	–
	EUR	2,153,000	USD	2,544,092	01/19/2016	170,139	–
	EUR	375,660	USD	438,132	01/22/2016	23,892	–
	EUR	2,174,000	USD	2,544,947	01/25/2016	147,517	–
	INR	8,121,000	USD	127,089	06/02/2015	–	(67)
	JPY	64,760,000	USD	633,895	06/11/2015	112,083	–
	JPY	27,300,000	USD	268,382	06/17/2015	48,387	–
	JPY	112,000,000	USD	1,107,650	07/24/2015	204,653	–
	JPY	39,100,000	USD	386,899	07/27/2015	71,646	–
	JPY	158,200,000	USD	1,460,420	10/07/2015	183,526	–
	JPY	52,770,000	USD	499,257	10/19/2015	73,239	–
	JPY	99,670,000	USD	942,729	10/20/2015	138,066	–
	JPY	56,320,000	USD	494,851	11/12/2015	39,978	–
	JPY	25,450,000	USD	215,795	01/15/2016	9,925	–
	JPY	52,770,000	USD	454,176	01/20/2016	27,250	–
	JPY	116,200,000	USD	996,100	02/08/2016	55,517	–
	JPY	116,480,000	USD	997,987	02/09/2016	55,111	–
	JPY	67,952,000	USD	576,859	02/12/2016	26,760	–
	JPY	45,100,000	USD	380,599	02/16/2016	15,456	–
	JPY	45,120,000	USD	381,925	02/17/2016	16,610	–
	MYR	2,432,356	USD	674,287	06/16/2015	11,587	–
	MYR	3,269,000	USD	902,889	07/30/2015	15,534	–
	MYR	1,342,000	USD	370,626	07/31/2015	6,376	–
	MYR	200,000	USD	55,127	08/27/2015	959	–
	MYR	916,000	USD	251,503	10/20/2015	4,405	–
	MYR	833,000	USD	228,564	10/30/2015	4,020	–

102

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	MYR	389,000	USD	106,206	01/11/2016	$1,828	$–
	SGD	106,000	USD	80,154	06/15/2015	1,548	–
	SGD	110,000	USD	83,141	07/23/2015	1,638	–
	SGD	1,831,000	USD	1,383,850	07/27/2015	27,324	–
	USD	127,578	INR	8,121,000	06/02/2015	–	(422)
	USD	139,630	CLP	79,240,000	06/03/2015	–	(11,428)
	USD	127,685	INR	8,121,000	06/08/2015	–	(686)
	USD	129,200	INR	8,121,000	06/15/2015	–	(2,380)
	USD	80,793	SGD	106,000	06/15/2015	–	(2,186)
	USD	685,557	MYR	2,432,356	06/16/2015	–	(22,857)
	USD	164,087	CLP	105,590,000	06/18/2015	6,479	–
	USD	196,719	CLP	118,700,000	06/22/2015	–	(5,056)
	USD	253,615	INR	16,267,000	06/29/2015	–	(295)
	USD	181,007	INR	11,460,000	07/17/2015	–	(3,180)
	USD	80,374	INR	5,104,000	07/22/2015	–	(1,252)
	USD	82,292	SGD	110,000	07/23/2015	–	(789)
	USD	327,580	JPY	39,100,000	07/27/2015	–	(12,327)
	USD	1,365,297	SGD	1,831,000	07/27/2015	–	(8,771)
	USD	166,300	CLP	96,770,000	07/30/2015	–	(10,608)
	USD	1,010,823	MYR	3,269,000	07/30/2015	–	(123,467)
	USD	413,279	MYR	1,342,000	07/31/2015	–	(49,029)
	USD	59,014	CLP	35,010,000	08/20/2015	–	(2,797)
	USD	134,169	EUR	112,835	08/27/2015	–	(10,092)
	USD	61,816	MYR	200,000	08/27/2015	–	(7,649)
	USD	53,738	CLP	32,200,000	08/28/2015	–	(2,072)
	USD	127,693	CLP	79,240,000	09/02/2015	–	(609)
	USD	1,272,551	EUR	1,070,000	09/08/2015	–	(95,719)
	USD	124,996	INR	8,121,000	09/10/2015	–	(311)
	USD	1,326,986	JPY	158,200,000	10/07/2015	–	(50,092)
	USD	273,702	MYR	916,000	10/20/2015	–	(26,604)
	USD	249,439	MYR	833,000	10/30/2015	–	(24,895)
	USD	105,235	MYR	389,000	01/11/2016	–	(857)

						2,745,681	(476,497)

Morgan Stanley and Co., Inc.	EUR	138,000	USD	172,686	11/16/2015	20,729	–
	EUR	43,000	USD	54,083	11/23/2015	6,729	–
	EUR	75,000	USD	93,500	11/25/2015	10,902	–
	SGD	1,467,690	USD	1,109,633	08/26/2015	23,065	–
	USD	280,289	CLP	174,340,000	06/04/2015	1,744	–
	USD	133,684	CLP	76,300,000	06/05/2015	–	(10,264)
	USD	130,479	CLP	84,360,000	06/19/2015	5,778	–
	USD	223,834	CLP	130,090,000	07/28/2015	–	(14,496)
	USD	109,563	CLP	65,020,000	08/18/2015	–	(5,138)
	USD	1,077,837	SGD	1,467,690	08/26/2015	8,732	–

						77,679	(29,898)

Standard Chartered Bank	EUR	1,333,312	USD	1,513,589	08/26/2015	47,458	–
	EUR	195,111	USD	241,025	12/09/2015	26,088	–
	EUR	3,447,257	USD	4,094,480	01/13/2016	293,957	–
	EUR	1,210,000	USD	1,376,405	02/16/2016	41,390	–
	EUR	686,000	USD	755,492	04/29/2016	–	(2,893)
	JPY	116,210,000	USD	996,015	02/08/2016	55,351	–

						464,244	(2,893)

UBS AG	EUR	685,000	USD	919,270	08/04/2015	166,279	–
	EUR	974,000	USD	1,214,481	11/18/2015	141,935	–

						308,214	–

Net Unrealized Appreciation/(Depreciation)						$9,221,923	$(1,695,322)

Currency Legend

AUD—Australian Dollar

CLP—Chilean Peso

EUR—Euro Dollar

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

SGD—Singapore Dollar

USD—United States Dollar

103

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
British Virgin Islands	$2,312,445	$—	$—	$2,312,445
China	—	11,123,159	2,886,494	14,009,653
Germany	2,500,875	13,180,305	—	15,681,180
Ireland	10,430,043	3,938,274	—	14,368,317
Israel	4,938,477	—	—	4,938,477
Japan	4,291,550	17,245,492	—	21,537,042
South Korea	3,591,226	10,072,870	—	13,664,096
Spain	3,708,532	—	—	3,708,532
Switzerland	1,711,879	14,074,279	—	15,786,158
United Kingdom	6,145,555	42,696,822	—	48,842,377
United States	99,003,738	—	—	99,003,738
Other Countries	—	71,709,154	—	71,709,154
Foreign Government Obligations	—	119,467,425	—	119,467,425
Short-Term Investment Securities:
Registered Investment Companies	27,175,987	—	—	27,175,987
Other Short-Term Investment Securities	—	55,920,098	—	55,920,098

Total Investments at value	$165,810,307	$359,427,878	$2,886,494	$528,124,679

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$9,221,923	$—	$9,221,923

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$1,695,322	$—	$1,695,322

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $154,842,361 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the portfolio.

See Notes to Financial Statements

104

VALIC Company I Government Securities Fund

PORTFOLIO PROFILE — May 31, 2015 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	27.4%
United States Treasury Notes	21.3
Federal Home Loan Mtg. Corp.	17.8
United States Treasury Bonds	9.6
Investment Companies	6.2
Government National Mtg. Assoc.	4.9
Federal Farm Credit Bank	2.9
Repurchase Agreements	2.4
Diversified Financial Services	1.5
Resolution Funding Corp	1.1
Insurance — Reinsurance	0.8
Federal Home Loan Bank	0.6
Multimedia	0.4
Diversified Banking Institutions	0.4
Oil Companies — Exploration & Production	0.3
Cable/Satellite TV	0.2
Computers	0.2
Retail — Drug Store	0.2
Pipelines	0.2
Medical Instruments	0.2
Oil Companies — Integrated	0.2
Banks — Commercial	0.2
Electric — Integrated	0.2
Chemicals — Diversified	0.1
Banks — Super Regional	0.1
Networking Products	0.1
Auto/Truck Parts & Equipment — Original	0.1
Cosmetics & Toiletries	0.1
Telephone — Integrated	0.1
Medical — Biomedical/Gene	0.1
Medical — Generic Drugs	0.1
Transport — Rail	0.1
Finance — Credit Card	0.1

100.2%

Credit Quality Allocation+#

Aaa	92.1%
Aa	4.8
A	1.0
Baa	1.8
Not Rated@	0.3

100.0%

*	Calculated as a percentage of net assets
@	Represents debt issues that either have no rating or the rating is unavailable from the data source.
+	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

105

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 1.5%
Diversified Financial Services — 1.5%
A10 Securitization LLC Series 2015-1, Class A1 2.10% due 04/15/2034*(1)	$510,000	$509,394
Barclays Commercial Mtg. Securities Trust Series 2015-VFM, Class A1 2.47% due 03/15/2036*(1)	503,666	501,166
Commercial Mtg. Pass Through Certs. VRS Series 2012-CR2, Class XA 1.89% due 08/15/2045(1)(2)	957,786	89,957
DBUBS Mtg. Trust Series 2011-LC2A, Class A1 3.53% due 07/10/2044*(1)	266,956	280,663
Progress Residential Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032	455,000	455,730
UBS-BAMLL Trust Series 2012-WRM, Class A 3.66% due 06/10/2030*(1)	217,000	227,344
Wells Fargo Resecuritization Trust Series 2012-IO, Class A 1.75% due 08/20/2021*(1)	91,327	91,327
WF-RBS Commercial Mtg. Trust Series 2011-C3, Class A4 4.38% due 03/15/2044*(1)	310,000	341,564

Total Asset Backed Securities
(cost $2,466,379)		2,497,145

U.S. CORPORATE BONDS & NOTES — 3.9%
Auto/Truck Parts & Equipment - Original — 0.1%
Johnson Controls, Inc. Senior Notes 5.00% due 03/30/2020	200,000	222,114

Banks - Super Regional — 0.1%
Wells Fargo & Co. Senior Notes 1.50% due 07/01/2015	237,000	237,222

Cable/Satellite TV — 0.2%
Comcast Corp. Company Guar. Notes 5.70% due 05/15/2018	200,000	225,002
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.95% due 01/15/2025	171,000	172,710

		397,712

Chemicals - Diversified — 0.1%
Dow Chemical Co. Senior Notes 8.55% due 05/15/2019	200,000	245,795

Computers — 0.2%
Apple, Inc. Senior Notes 2.40% due 05/03/2023	227,000	220,405
Apple, Inc. Senior Notes 2.85% due 05/06/2021	151,000	155,242

		375,647

Cosmetics & Toiletries — 0.1%
Procter & Gamble Co. Senior Notes 1.90% due 11/01/2019	176,000	177,982

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions — 0.4%
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	$162,000	$177,250
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/2018	200,000	221,063
Morgan Stanley Senior Notes 3.80% due 04/29/2016	200,000	205,430

		603,743

Electric - Integrated — 0.2%
San Diego Gas & Electric Co. 1st Mtg. Bonds 6.00% due 06/01/2026	200,000	253,773

Finance - Credit Card — 0.1%
American Express Co. Sub. Notes 3.63% due 12/05/2024	104,000	103,861

Insurance - Reinsurance — 0.8%
Berkshire Hathaway Finance Corp. Company Guar. Notes 0.95% due 08/15/2016	1,250,000	1,254,501

Medical Instruments — 0.2%
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022*	250,000	255,785

Medical - Biomedical/Gene — 0.1%
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	144,000	147,342

Multimedia — 0.3%
Time Warner, Inc. Company Guar. Notes 3.60% due 07/15/2025	500,000	498,207

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 4.95% due 02/15/2019	200,000	223,520

Oil Companies - Exploration & Production — 0.3%
CNOOC Finance 2015 USA LLC Company Guar. Notes 3.50% due 05/05/2025	402,000	398,770
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	116,000	117,420

		516,190

Pipelines — 0.2%
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 02/15/2026	127,000	127,644
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	137,000	134,544

		262,188

Retail - Drug Store — 0.2%
Walgreens Boots Alliance, Inc. Senior Notes 3.80% due 11/18/2024	325,000	326,973

106

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telephone - Integrated — 0.1%
Verizon Communications, Inc. Senior Notes 2.50% due 09/15/2016	$110,000	$111,902

Transport - Rail — 0.1%
Norfolk Southern Corp. Senior Notes 2.90% due 02/15/2023	89,000	88,216
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/2025	19,000	22,416

		110,632

Total U.S. Corporate Bonds & Notes
(cost $6,203,413)		6,325,089

FOREIGN CORPORATE BONDS & NOTES — 6.8%
Banks - Commercial — 0.2%
Australia & New Zealand Banking Group, Ltd. Bonds 2.40% due 11/23/2016*	250,000	254,850

Investment Companies — 6.2%
Temasek Financial I, Ltd. Company Guar. Notes 4.50% due 09/21/2015*	10,000,000	10,119,400

Medical - Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	126,000	127,097

Multimedia — 0.1%
Thomson Reuters Corp. Company Guar. Notes 6.50% due 07/15/2018	200,000	227,109

Oil Companies - Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	250,000	254,890

Telephone - Integrated — 0.0%
Nippon Telegraph & Telephone Corp. General Refunding Mtg. Notes 1.40% due 07/18/2017	60,000	60,203

Total Foreign Corporate Bonds & Notes
(cost $10,996,313)		11,043,549

U.S. GOVERNMENT AGENCIES — 54.7%
Federal Farm Credit Bank — 2.9%
3.35% due 10/21/2025	1,500,000	1,596,365
4.88% due 12/16/2015	2,000,000	2,049,948
4.88% due 01/17/2017	1,000,000	1,068,947

		4,715,260

Federal Home Loan Bank — 0.6%
4.75% due 09/11/2015	1,000,000	1,012,867

Federal Home Loan Mtg. Corp. — 17.8%
2.32% due 12/01/2035 FRS	22,250	23,863
3.00% due 11/01/2042	1,674,191	1,698,561
3.50% due 06/01/2033	2,504,628	2,636,953
4.50% due 09/01/2019	71,404	74,581
4.50% due 09/01/2039	1,199,050	1,303,009
4.50% due 11/01/2039	532,764	579,012
4.50% due 02/01/2040	769,254	836,073
4.50% due 04/01/2040	64,146	69,671
4.50% due 06/01/2040	190,771	207,377
4.50% due 08/01/2040	812,608	883,460
4.50% due 03/01/2041	2,446,123	2,661,703

Security Description	Principal Amount	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
4.50% due 04/01/2041	$323,538	$351,773
4.50% due 06/01/2041	589,705	641,594
4.75% due 11/17/2015	3,000,000	3,063,483
5.00% due 12/14/2018	1,000,000	1,126,849
5.00% due 10/01/2034	25,638	28,410
5.50% due 12/01/2036	28,404	31,998
6.00% due 11/01/2033	91,250	105,176
6.50% due 02/01/2032	52,183	60,869
8.00% due 02/01/2030	3,530	3,681
8.00% due 08/01/2030	345	400
8.00% due 06/01/2031	2,670	3,132
Federal Home Loan Mtg. Corp. Series 264, Class 30 3.00% due 07/15/2042 STRIPS(3)	1,647,611	1,686,846
Federal Home Loan Mtg. Corp. REMIC Series 4150, Class GE
2.00% due 01/15/2033(3)	2,360,023	2,349,781
Series 4186, Class JE
2.00% due 03/15/2033(3)	597,279	597,270
Series 3981, Class PA
3.00% due 04/15/2031(3)	556,668	571,115
Series 4150, Class IG
3.00% due 01/15/2033(2)(3)	7,666,002	861,945
Series 4365, Class HZ
3.00% due 01/15/2040(3)	717,698	694,900
Series 4057, Class WY
3.50% due 06/15/2027(3)	1,000,000	1,066,778
Series 3813, Class D
4.00% due 02/15/2026(3)	1,000,000	1,106,870
Series 3917, Class B
4.50% due 08/15/2026(3)	465,000	525,205
Series 3927, Class AY
4.50% due 09/15/2026(3)	1,494,968	1,669,710
Series 3786, Class PB
4.50% due 07/15/2040(3)	1,000,000	1,097,149
Series 4039, Class SA
6.31% due 05/15/2042 FRS(2)(3)(4)	1,081,819	216,060

		28,835,257

Federal National Mtg. Assoc. — 27.4%
zero coupon due 10/09/2019	4,250,000	3,903,081
1.87% due 01/01/2036 FRS	18,007	18,941
1.95% due 02/01/2035 FRS	7,636	8,084
2.26% due 11/01/2034 FRS	32,001	34,104
2.81% due 04/01/2025	800,000	805,069
4.00% due 09/01/2040	214,364	229,539
4.00% due 10/01/2040	217,534	232,267
4.00% due 12/01/2040	247,152	264,832
4.00% due 01/01/2041	562,177	602,115
4.00% due 02/01/2041	2,511,535	2,683,895
4.00% due 03/01/2041	3,353,584	3,591,254
4.00% due 06/01/2042	1,899,026	2,058,769
5.00% due 02/01/2019	93,616	98,290
5.00% due 12/01/2036	53,605	59,595
5.50% due 12/01/2033	67,935	76,835
5.50% due 10/01/2034	64,908	73,388
6.00% due 06/01/2035	5,534	6,314
6.00% due 08/25/2037(2)(3)	474,425	92,722
6.50% due 02/01/2017	5,424	5,567
6.50% due 07/01/2032	11,103	13,149
7.00% due 09/01/2031	24,863	28,495
11.50% due 09/01/2019	5	5
Federal National Mtg. Assoc. Series 2014-M13, Class A2
3.02% due 08/25/2024 VRS(1)	1,273,000	1,305,253

107

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. REMIC Series 2002-34, Class AO
zero coupon due 05/18/2032(3)(5)	$529,090	$517,125
Series 2013-15, Class DC 2.00% due 03/25/2033(3)	1,609,524	1,605,727
Series 2011-126, Class EC 2.00% due 04/25/2040(3)	923,870	914,814
Series 2012-38, Class PA 2.00% due 09/25/2041(3)	3,652,074	3,515,921
Series 2013-23, Class KJ 2.25% due 05/25/2042(3)	2,493,841	2,488,834
Series 2012-93, Class ME 2.50% due 01/25/2042(3)	3,800,923	3,875,475
Series 2013-73, Class TD 2.50% due 09/25/2042(3)	1,206,916	1,213,362
Series 2013-100, Class DE 3.00% due 11/25/2030(3)	5,006,139	5,162,651
Series 2011-145, Class PB 3.50% due 01/25/2032(3)	2,500,000	2,618,260
Series 2012-50, Class VB 4.00% due 01/25/2029(3)	1,355,000	1,460,744
Series 2012-47, Class VB 4.00% due 04/25/2031(3)	2,000,000	2,163,516
Series 2004-90, Class GC 4.35% due 11/25/2034(3)	1,000,000	1,053,450
Series 2010-117, Class DY 4.50% due 10/25/2025(3)	974,930	1,081,242
Series 2010-134, Class MB 4.50% due 12/25/2040(3)	250,000	286,746
Series 2007-116, Class PB 5.50% due 08/25/2035(3)	148,914	168,448
Series 2010-28, Class SA 6.37% due 10/25/2027 FRS(2)(3)(4)	120,649	838

		44,318,716

Government National Mtg. Assoc. — 4.9%
4.50% due 03/15/2038	78,803	86,302
4.50% due 03/15/2039	15,503	17,000
4.50% due 05/15/2039	424,858	465,950
4.50% due 06/15/2039	433,479	475,181
4.50% due 07/15/2039	581,625	638,129
4.50% due 09/15/2039	9,656	10,585
4.50% due 12/15/2039	191,341	209,549
4.50% due 04/15/2040	214,707	235,996
4.50% due 06/15/2040	737,882	809,030
4.50% due 08/15/2040	97,572	107,301
5.00% due 09/15/2035	2,954	3,313
5.00% due 02/15/2036	155,686	174,828
5.00% due 05/15/2036	6,837	7,633
6.00% due 01/15/2032	21,510	25,249
6.50% due 08/15/2031	63,350	72,402
7.50% due 02/15/2029	6,141	6,434
7.50% due 07/15/2030	419	480
7.50% due 01/15/2031	5,998	6,887
7.50% due 02/15/2031	1,464	1,470
Government National Mtg. Assoc. REMIC Series 2014-58, Class EP
4.00% due 04/20/2044(3)	432,000	475,716
Series 2004-18, Class Z 4.50% due 03/16/2034(3)	625,143	688,999
Series 2008-6, Class GL 4.50% due 02/20/2038(3)	1,000,000	1,102,746
Series 2005-21, Class Z 5.00% due 03/20/2035(3)	1,077,168	1,203,242

Security Description	Principal Amount	Value (Note 2)

Government National Mtg. Assoc. (continued)
Series 2009-91, Class PR 5.00% due 09/20/2038(3)	$1,000,000	$1,072,611

		7,897,033

Resolution Funding Corp — 1.1%
Resolution Funding Corp. zero coupon due 07/15/2020 STRIPS	2,000,000	1,822,036

Total U.S. Government Agencies
(cost $86,471,796)		88,601,169

U.S. GOVERNMENT TREASURIES — 30.9%
United States Treasury Bonds — 9.6%
zero coupon due 08/15/2024 STRIPS	2,040,000	1,665,966
2.00% due 01/15/2026 TIPS(6)	2,355,052	2,752,467
3.13% due 02/15/2043	1,000,000	1,049,609
3.75% due 08/15/2041	6,000,000	7,042,500
3.88% due 08/15/2040	2,500,000	2,980,077

		15,490,619

United States Treasury Notes — 21.3%
0.63% due 10/15/2016	5,000,000	5,012,890
0.63% due 05/31/2017	4,000,000	4,001,564
1.75% due 05/15/2023	10,000,000	9,850,780
2.00% due 02/15/2022	5,000,000	5,060,545
2.50% due 08/15/2023	3,000,000	3,123,516
2.63% due 08/15/2020	3,250,000	3,426,465
4.25% due 08/15/2015	4,000,000	4,034,688

		34,510,448

Total U.S. Government Treasuries
(cost $48,143,983)		50,001,067

Total Long-Term Investment Securities
(cost $154,281,884)		158,468,019

REPURCHASE AGREEMENTS — 2.4%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 05/29/2015, to be repurchased 06/01/2015 in the amount $3,864,000 collateralized by $4,105,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $3,982,306 (cost $3,864,000)	3,864,000	3,864,000

TOTAL INVESTMENTS
(cost $158,145,884)(7)	100.2%	162,332,019
Liabilities in excess of other assets	(0.2)	(355,294)

NET ASSETS	100.0%	$161,976,725

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2015, the aggregate value of these securities was $12,581,493 representing 7.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	Interest Only
(3)	Collateralized Mortgage Obligation
(4)	Inverse Floating Rate Security that pays interest and varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at May 31, 2015.
(5)	Principal Only
(6)	Principal amount of security is adjusted for inflation.
(7)	See Note 5 for cost of investments on a tax basis.

REMIC—Real Estate Mortgage Investment Conduit

STRIPS—Separate Trading of Registered Interest and Principal Securities

108

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

TIPS—Treasury Inflation Protected Securities

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of May 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$2,497,145	$—	$2,497,145
U.S. Corporate Bonds & Notes	—	6,325,089	—	6,325,089
Foreign Corporate Bonds & Notes	—	11,043,549	—	11,043,549
U.S. Government Agencies	—	88,601,169	—	88,601,169
U.S. Government Treasuries	—	50,001,067	—	50,001,067
Repurchase Agreements	—	3,864,000	—	3,864,000

Total Investments at Value	$—	$162,332,019	$—	$162,332,019

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

109

VALIC Company I Growth Fund

PORTFOLIO PROFILE — May 31, 2015 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	7.0%
Registered Investment Companies	6.4
Computers	6.1
Finance — Credit Card	3.9
Aerospace/Defense	3.4
Medical — Drugs	3.2
Internet Content — Entertainment	2.8
Beverages — Non-alcoholic	2.6
Diversified Manufacturing Operations	2.6
Cable/Satellite TV	2.3
Applications Software	2.3
Computer Services	2.0
Enterprise Software/Service	1.8
Electronic Components — Semiconductors	1.7
Semiconductor Components — Integrated Circuits	1.6
Multimedia	1.6
Web Portals/ISP	1.5
Transport — Rail	1.4
E-Commerce/Services	1.4
Oil Companies — Integrated	1.4
Machinery — Construction & Mining	1.4
Chemicals — Diversified	1.3
Retail — Apparel/Shoe	1.3
Pharmacy Services	1.2
Medical Instruments	1.1
Retail — Auto Parts	1.1
Retail — Bedding	1.1
Retail — Regional Department Stores	1.0
Oil Companies — Exploration & Production	1.0
Building — Heavy Construction	1.0
Hotels/Motels	1.0
Retail — Restaurants	1.0
Real Estate Investment Trusts	1.0
Oil — Field Services	1.0
Retail — Major Department Stores	1.0
Entertainment Software	1.0
Vitamins & Nutrition Products	1.0
E-Commerce/Products	1.0
Casino Hotels	0.9
Investment Management/Advisor Services	0.9
Tobacco	0.9
Cosmetics & Toiletries	0.9
Electronic Forms	0.8
Food — Retail	0.8
Insurance — Life/Health	0.8
Airlines	0.8
Banks — Commercial	0.8
Retail — Discount	0.8
Coatings/Paint	0.7
Medical — Wholesale Drug Distribution	0.7
Internet Content — Information/News	0.7
Computers — Memory Devices	0.6
Data Processing/Management	0.6
Dental Supplies & Equipment	0.6
Instruments — Controls	0.6
Food — Misc./Diversified	0.6
Machinery — General Industrial	0.5
Telephone — Integrated	0.5
Networking Products	0.5
Medical Information Systems	0.5
Internet Application Software	0.5
Auto/Truck Parts & Equipment — Original	0.5
Retail — Building Products	0.4
Soap & Cleaning Preparation	0.4
Commercial Services — Finance	0.4
Disposable Medical Products	0.4
Radio	0.4
Audio/Video Products	0.4
Power Converter/Supply Equipment	0.4

Medical Products	0.3
Human Resources	0.3
Instruments — Scientific	0.3
Electric Products — Misc.	0.3
Oil Refining & Marketing	0.3
Medical — Generic Drugs	0.3
Retail — Jewelry	0.3
Motorcycle/Motor Scooter	0.3
Internet Security	0.2
Real Estate Management/Services	0.2
Building & Construction Products — Misc.	0.2
Engines — Internal Combustion	0.2
Industrial Automated/Robotic	0.2
Advertising Agencies	0.2
Agricultural Operations	0.2
Chemicals — Specialty	0.2
Electronic Design Automation	0.2
Poultry	0.2
Tools — Hand Held	0.2
Auto — Cars/Light Trucks	0.2
Web Hosting/Design	0.2
Steel — Producers	0.2
Transport — Services	0.2
Electronic Measurement Instruments	0.2
Oil Field Machinery & Equipment	0.2
Finance — Other Services	0.2
Retail — Drug Store	0.2
Retail — Perfume & Cosmetics	0.1
Finance — Investment Banker/Broker	0.1
Schools	0.1
Diversified Banking Institutions	0.1
X-Ray Equipment	0.1
Consulting Services	0.1
Dialysis Centers	0.1
Food — Dairy Products	0.1
Resorts/Theme Parks	0.1
Agricultural Chemicals	0.1
Broadcast Services/Program	0.1
Insurance — Property/Casualty	0.1
Medical — HMO	0.1
Commercial Services	0.1
Retail — Gardening Products	0.1
Containers — Paper/Plastic	0.1
Food — Meat Products	0.1
Auto — Heavy Duty Trucks	0.1
Non-Hazardous Waste Disposal	0.1
Footwear & Related Apparel	0.1
Aerospace/Defense — Equipment	0.1
Computer Aided Design	0.1
Consumer Products — Misc.	0.1
Finance — Leasing Companies	0.1
Finance — Mortgage Loan/Banker	0.1
Non-Ferrous Metals	0.1
Energy — Alternate Sources	0.1
Appliances	0.1
Apparel Manufacturers	0.1
Wireless Equipment	0.1
Electronic Security Devices	0.1
Building Products — Cement	0.1
Software Tools	0.1
Shipbuilding	0.1
Time Deposits	0.1

105.5%

*	Calculated as a percentage of net assets

110

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.0%
Advertising Agencies — 0.2%
Omnicom Group, Inc.	26,223	$1,954,400

Aerospace/Defense — 3.4%
Boeing Co.	113,867	16,000,591
Lockheed Martin Corp.	73,538	13,839,852
Raytheon Co.	30,623	3,162,131
Spirit AeroSystems Holdings, Inc., Class A†	26,073	1,423,325
Teledyne Technologies, Inc.†	3,426	347,156

		34,773,055

Aerospace/Defense - Equipment — 0.1%
Astronics Corp.†	14,557	1,017,389

Agricultural Chemicals — 0.1%
Monsanto Co.	10,575	1,237,063

Agricultural Operations — 0.2%
Andersons, Inc.	129	5,720
Archer-Daniels-Midland Co.	36,439	1,925,801

		1,931,521

Airlines — 0.8%
Alaska Air Group, Inc.	62,103	4,014,338
Southwest Airlines Co.	57,638	2,135,488
United Continental Holdings, Inc.†	38,645	2,109,630

		8,259,456

Apparel Manufacturers — 0.1%
Michael Kors Holdings, Ltd.†	16,049	746,279

Appliances — 0.1%
Electrolux AB, Series B(1)	25,250	771,515

Applications Software — 2.3%
Intuit, Inc.	152,623	15,895,685
Microsoft Corp.	68,015	3,187,183
NetSuite, Inc.†#	38,429	3,590,037
Tableau Software, Inc., Class A†	4,904	555,182

		23,228,087

Audio/Video Products — 0.4%
Harman International Industries, Inc.	32,855	3,959,685

Auto - Cars/Light Trucks — 0.2%
Maruti Suzuki India, Ltd.(1)	12,500	739,290
Peugeot SA†(1)	47,630	999,499

		1,738,789

Auto - Heavy Duty Trucks — 0.1%
PACCAR, Inc.	17,167	1,091,135

Auto/Truck Parts & Equipment - Original — 0.5%
WABCO Holdings, Inc.†	38,224	4,832,278

Banks - Commercial — 0.8%
Credicorp, Ltd.	4,677	660,112
Erste Group Bank AG†(1)	32,420	940,840
Hang Seng Bank, Ltd.(1)	22,700	454,414
HDFC Bank, Ltd.(1)	32,590	535,002
HDFC Bank, Ltd. ADR	1,380	82,276
ICICI Bank, Ltd. ADR	46,680	492,941
Intesa Sanpaolo SpA(1)	659,540	2,379,265
Skandinaviska Enskilda Banken AB, Class A(1)	103,140	1,274,926
Zions Bancorporation	42,880	1,238,374

		8,058,150

Beverages - Non-alcoholic — 2.6%
Coca-Cola Co.	39,123	1,602,478
Dr Pepper Snapple Group, Inc.	25,119	1,925,120

Security Description	Shares	Value (Note 2)

Beverages - Non-alcoholic (continued)
PepsiCo, Inc.	244,925	$23,618,118

		27,145,716

Broadcast Services/Program — 0.1%
Scripps Networks Interactive, Inc., Class A#	18,265	1,223,938

Building & Construction Products - Misc. — 0.2%
Fortune Brands Home & Security, Inc.	29,970	1,374,424
Owens Corning	19,751	836,653

		2,211,077

Building Products - Cement — 0.1%
Cemex SAB de CV ADR†	39,790	370,047
Continental Building Products, Inc.†	10,766	240,082

		610,129

Building Products - Wood — 0.0%
Masco Corp.	4,416	119,541

Building - Heavy Construction — 1.0%
SBA Communications Corp., Class A†	92,656	10,359,867

Cable/Satellite TV — 2.3%
Cablevision Systems Corp., Class A#	49,390	1,210,549
Comcast Corp., Class A	346,962	20,283,398
Liberty Global PLC, Class A†	19,257	1,107,855
Liberty Global PLC, Class C†	22,957	1,233,939

		23,835,741

Casino Hotels — 0.9%
Boyd Gaming Corp.†	9,629	137,791
Las Vegas Sands Corp.#	124,276	6,316,949
MGM Resorts International†	151,610	3,039,781

		9,494,521

Chemicals - Diversified — 1.3%
Dow Chemical Co.	137,115	7,139,578
Innophos Holdings, Inc.	117	6,097
Johnson Matthey PLC(1)	18,830	1,007,176
PPG Industries, Inc.	22,089	5,055,951
Symrise AG(1)	9,290	591,402

		13,800,204

Chemicals - Specialty — 0.2%
Cabot Corp.	33,251	1,378,919
International Flavors & Fragrances, Inc.	1,972	234,747
Minerals Technologies, Inc.	4,547	306,058

		1,919,724

Coatings/Paint — 0.7%
Sherwin-Williams Co.	25,331	7,299,888

Commercial Services — 0.1%
RPX Corp.†	16,121	256,485
Wirecard AG(1)	21,320	885,111

		1,141,596

Commercial Services - Finance — 0.4%
EVERTEC, Inc.	3,289	73,114
H&R Block, Inc.	59,718	1,894,852
MasterCard, Inc., Class A	15,860	1,463,244
Total System Services, Inc.	19,030	784,036
Western Union Co.	9,968	218,798

		4,434,044

Computer Aided Design — 0.1%
Autodesk, Inc.†	18,150	982,822

111

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computer Services — 2.0%
Accenture PLC, Class A	27,316	$2,623,429
Cognizant Technology Solutions Corp., Class A†	131,983	8,541,940
Computer Sciences Corp.	3,282	225,145
International Business Machines Corp.	28,798	4,885,581
Teradata Corp.†#	98,340	3,829,359

		20,105,454

Computers — 6.1%
Apple, Inc.	480,310	62,574,787

Computers - Memory Devices — 0.6%
EMC Corp.	215,512	5,676,586
SanDisk Corp.	13,685	935,780

		6,612,366

Consulting Services — 0.1%
Towers Watson & Co., Class A	10,480	1,445,716

Consumer Products - Misc. — 0.1%
Central Garden & Pet Co., Class A†	12,620	123,171
Clorox Co.	3,924	422,458
Spectrum Brands Holdings, Inc.	4,427	427,870

		973,499

Containers - Paper/Plastic — 0.1%
Berry Plastics Group, Inc.†	33,931	1,135,671

Cosmetics & Toiletries — 0.9%
Estee Lauder Cos., Inc., Class A	70,082	6,127,269
Procter & Gamble Co.	23,874	1,871,483
Unicharm Corp.(1)	35,000	771,035

		8,769,787

Data Processing/Management — 0.6%
Fiserv, Inc.†	77,068	6,177,000

Dental Supplies & Equipment — 0.6%
DENTSPLY International, Inc.	113,760	5,919,502

Dialysis Centers — 0.1%
Fresenius Medical Care AG & Co. KGaA(1)	16,805	1,435,633

Disposable Medical Products — 0.4%
C.R. Bard, Inc.	25,766	4,388,465

Diversified Banking Institutions — 0.1%
Royal Bank of Scotland Group PLC†(1)	280,857	1,482,305

Diversified Manufacturing Operations — 2.6%
3M Co.	102,423	16,293,451
Ingersoll-Rand PLC	33,460	2,301,379
Parker-Hannifin Corp.#	64,157	7,726,427

		26,321,257

Drug Delivery Systems — 0.0%
Nektar Therapeutics†#	21,204	243,846

E-Commerce/Products — 1.0%
Amazon.com, Inc.†	13,992	6,005,786
eBay, Inc.†	55,007	3,375,229
Vipshop Holdings, Ltd. ADR†	18,880	471,434

		9,852,449

E-Commerce/Services — 1.4%
Expedia, Inc.	134,326	14,407,807

Electric Products - Misc. — 0.3%
Emerson Electric Co.	31,681	1,910,681
Nidec Corp.(1)	16,900	1,229,074

		3,139,755

Security Description	Shares	Value (Note 2)

Electronic Components - Semiconductors — 1.7%
Altera Corp.	123,545	$6,035,173
Intel Corp.	52,122	1,796,124
Skyworks Solutions, Inc.	31,554	3,450,746
Texas Instruments, Inc.	56,195	3,142,424
Xilinx, Inc.	61,141	2,899,306

		17,323,773

Electronic Design Automation — 0.2%
Cadence Design Systems, Inc.†#	95,409	1,888,144

Electronic Forms — 0.8%
Adobe Systems, Inc.†	108,139	8,552,714

Electronic Measurement Instruments — 0.2%
Keyence Corp.(1)	2,900	1,557,203

Electronic Security Devices — 0.1%
Tyco International PLC	15,280	616,701

Energy - Alternate Sources — 0.1%
Enphase Energy, Inc.†#	31,903	302,121
SolarCity Corp.†#	8,480	509,818

		811,939

Engines - Internal Combustion — 0.2%
Cummins, Inc.	16,010	2,170,155

Enterprise Software/Service — 1.8%
Oracle Corp.	429,978	18,699,743

Entertainment Software — 1.0%
Activision Blizzard, Inc.	45,423	1,147,385
Electronic Arts, Inc.†	140,570	8,821,470

		9,968,855

Finance - Credit Card — 3.9%
Alliance Data Systems Corp.†	28,440	8,475,973
Visa, Inc., Class A#	458,221	31,470,618

		39,946,591

Finance - Investment Banker/Broker — 0.1%
Charles Schwab Corp.	41,080	1,300,182
Moelis & Co.	7,181	207,244

		1,507,426

Finance - Leasing Companies — 0.1%
ORIX Corp.(1)	57,200	902,538

Finance - Mortgage Loan/Banker — 0.1%
Nationstar Mtg. Holdings, Inc.†#	42,290	833,959

Finance - Other Services — 0.2%
Intercontinental Exchange, Inc.	6,553	1,551,619

Food - Dairy Products — 0.1%
WhiteWave Foods Co.†	28,363	1,362,275

Food - Flour & Grain — 0.0%
Seaboard Corp.†	15	51,450

Food - Meat Products — 0.1%
Hormel Foods Corp.	19,561	1,119,280

Food - Misc./Diversified — 0.6%
Cal-Maine Foods, Inc.#	5,012	284,130
Campbell Soup Co.	12,261	592,697
ConAgra Foods, Inc.	104,074	4,018,297
Mondelez International, Inc., Class A	18,536	770,912

		5,666,036

Food - Retail — 0.8%
Carrefour SA†(1)	39,250	1,332,881

112

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Food - Retail (continued)
Kroger Co.	96,517	$7,026,437

		8,359,318

Footwear & Related Apparel — 0.1%
Wolverine World Wide, Inc.#	35,128	1,032,061

Hotels/Motels — 1.0%
Accor SA(1)	40,710	2,238,928
Marriott International, Inc., Class A	75,325	5,874,597
Whitbread PLC(1)	14,880	1,165,870
Wyndham Worldwide Corp.	12,484	1,060,017

		10,339,412

Human Resources — 0.3%
Adecco SA(1)	29,162	2,322,860
Capita PLC(1)	57,346	1,098,318

		3,421,178

Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	17,356	2,132,879

Instruments - Controls — 0.6%
Honeywell International, Inc.	25,346	2,641,053
Mettler-Toledo International, Inc.†	10,019	3,252,969

		5,894,022

Instruments - Scientific — 0.3%
Waters Corp.†	23,596	3,152,898

Insurance - Life/Health — 0.8%
Aflac, Inc.	101,520	6,316,574
AIA Group, Ltd.(1)	137,600	901,928
Prudential PLC(1)	45,750	1,139,902

		8,358,404

Insurance - Property/Casualty — 0.1%
Admiral Group PLC(1)	36,590	832,724
AmTrust Financial Services, Inc.#	4,716	283,809
Federated National Holding Co.	1,481	38,032

		1,154,565

Insurance - Reinsurance — 0.0%
Essent Group, Ltd.†	13,545	345,533

Internet Application Software — 0.5%
Splunk, Inc.†#	56,408	3,814,309
Tencent Holdings, Ltd.(1)	54,800	1,097,901

		4,912,210

Internet Content - Entertainment — 2.8%
Facebook, Inc., Class A†	318,172	25,196,041
Pandora Media, Inc.†#	219,268	4,093,733

		29,289,774

Internet Content - Information/News — 0.7%
LinkedIn Corp., Class A†	22,443	4,374,814
Yelp, Inc.†#	51,237	2,454,765

		6,829,579

Internet Security — 0.2%
VeriSign, Inc.†#	39,500	2,496,005

Investment Management/Advisor Services — 0.9%
Ameriprise Financial, Inc.	991	123,469
Artisan Partners Asset Management, Inc., Class A	9,958	439,247
Franklin Resources, Inc.	174,778	8,897,948

		9,460,664

Security Description	Shares	Value (Note 2)

Machinery - Construction & Mining — 1.4%
Caterpillar, Inc.	165,098	$14,086,161

Machinery - General Industrial — 0.5%
Wabtec Corp.	55,242	5,540,773

Medical Information Systems — 0.5%
Cerner Corp.†	74,765	5,030,937
Everyday Health, Inc.†	5,484	68,002
Merge Healthcare, Inc.†	7,956	36,279

		5,135,218

Medical Instruments — 1.1%
Boston Scientific Corp.†	56,569	1,033,516
Edwards Lifesciences Corp.†	13,754	1,797,923
Intuitive Surgical, Inc.†	13,943	6,800,698
St. Jude Medical, Inc.	28,936	2,134,030

		11,766,167

Medical Products — 0.3%
Becton Dickinson and Co.	9,800	1,376,998
Stryker Corp.	21,701	2,086,117

		3,463,115

Medical - Biomedical/Gene — 7.0%
Alexion Pharmaceuticals, Inc.†	70,821	11,603,313
Amgen, Inc.	24,680	3,856,497
Biogen, Inc.†	37,682	14,959,377
Celgene Corp.†	43,653	4,995,649
Gilead Sciences, Inc.†	174,795	19,624,235
Illumina, Inc.†	29,272	6,032,374
Incyte Corp.†#	32,497	3,579,544
Regeneron Pharmaceuticals, Inc.†	14,004	7,177,890

		71,828,879

Medical - Drugs — 3.2%
AbbVie, Inc.	59,536	3,964,502
Bristol-Myers Squibb Co.	23,990	1,549,754
Jazz Pharmaceuticals PLC†#	22,275	3,995,021
Johnson & Johnson	92,839	9,296,897
Merck & Co., Inc.	37,443	2,279,904
Ophthotech Corp.†	10,651	532,763
Pfizer, Inc.	100,377	3,488,101
Roche Holding AG(1)	4,961	1,460,662
Shire PLC(1)	28,040	2,426,940
Zoetis, Inc.	74,941	3,729,814

		32,724,358

Medical - Generic Drugs — 0.3%
Teva Pharmaceutical Industries, Ltd. ADR	48,611	2,921,521

Medical - HMO — 0.1%
Humana, Inc.	5,340	1,146,231

Medical - Wholesale Drug Distribution — 0.7%
Cardinal Health, Inc.	56,839	5,011,495
McKesson Corp.	8,770	2,080,507

		7,092,002

Motorcycle/Motor Scooter — 0.3%
Harley-Davidson, Inc.	52,150	2,789,503

Multimedia — 1.6%
Walt Disney Co.	148,823	16,425,595

Networking Products — 0.5%
Cisco Systems, Inc.	176,135	5,162,517
LogMeIn, Inc.†	3,387	214,973

		5,377,490

113

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Non-Ferrous Metals — 0.1%
Materion Corp.	22,126	$822,866

Non-Hazardous Waste Disposal — 0.1%
Waste Management, Inc.	21,299	1,057,495

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.#	12,221	267,029

Office Furnishings - Original — 0.0%
Herman Miller, Inc.	10,647	294,922

Oil Companies - Exploration & Production — 1.0%
Concho Resources, Inc.†	55,715	6,702,515
Continental Resources, Inc.†#	15,404	701,806
EOG Resources, Inc.	18,460	1,637,217
EQT Corp.	16,550	1,407,909

		10,449,447

Oil Companies - Integrated — 1.4%
Exxon Mobil Corp.	156,488	13,332,778
Total SA(1)	16,750	847,720

		14,180,498

Oil Field Machinery & Equipment — 0.2%
FMC Technologies, Inc.†	2,670	111,579
National Oilwell Varco, Inc.	29,368	1,444,612

		1,556,191

Oil Refining & Marketing — 0.3%
Murphy USA, Inc.†	15,303	891,093
Valero Energy Corp.	36,045	2,135,306

		3,026,399

Oil - Field Services — 1.0%
Halliburton Co.	138,335	6,280,409
Schlumberger, Ltd.	42,433	3,851,643

		10,132,052

Pharmacy Services — 1.2%
Express Scripts Holding Co.†	141,450	12,325,953

Poultry — 0.2%
Pilgrim’s Pride Corp.#	73,299	1,874,988

Power Converter/Supply Equipment — 0.4%
Generac Holdings, Inc.†#	87,884	3,671,794

Radio — 0.4%
Sirius XM Holdings, Inc.†#	1,102,183	4,254,426

Real Estate Investment Trusts — 1.0%
American Tower Corp.	16,704	1,549,964
Lamar Advertising Co. Class A	29,368	1,780,288
Public Storage	4,770	923,186
Simon Property Group, Inc.	32,521	5,899,310

		10,152,748

Real Estate Management/Services — 0.2%
Jones Lang LaSalle, Inc.	10,373	1,796,915
Marcus & Millichap, Inc.†	13,761	645,528

		2,442,443

Rental Auto/Equipment — 0.0%
Ashtead Group PLC(1)	26,578	455,684

Resort/Theme Parks — 0.1%
Vail Resorts, Inc.	12,269	1,272,786

Retail - Apparel/Shoe — 1.3%
Foot Locker, Inc.	29,707	1,877,483
Gap, Inc.#	121,709	4,665,106

Security Description	Shares	Value (Note 2)

Retail - Apparel/Shoe (continued)
Ross Stores, Inc.	68,675	$6,638,812

		13,181,401

Retail - Auto Parts — 1.1%
O’Reilly Automotive, Inc.†	53,512	11,747,489

Retail - Bedding — 1.1%
Bed Bath & Beyond, Inc.†#	152,366	10,866,743

Retail - Building Products — 0.4%
Home Depot, Inc.	30,781	3,429,619
Lowe’s Cos., Inc.	16,373	1,145,783

		4,575,402

Retail - Discount — 0.8%
Big Lots, Inc.	24,379	1,070,238
Costco Wholesale Corp.	7,954	1,134,161
Dollar Tree, Inc.†	27,370	2,052,476
Target Corp.	21,990	1,744,247
Wal-Mart Stores, Inc.	25,424	1,888,241

		7,889,363

Retail - Drug Store — 0.2%
CVS Health Corp.	15,002	1,535,905

Retail - Gardening Products — 0.1%
Tractor Supply Co.	13,057	1,137,787

Retail - Jewelry — 0.3%
Pandora A/S(1)	11,920	1,201,844
Signet Jewelers, Ltd.	12,940	1,673,530

		2,875,374

Retail - Major Department Stores — 1.0%
TJX Cos., Inc.	156,987	10,106,823

Retail - Perfume & Cosmetics — 0.1%
Ulta Salon Cosmetics & Fragrance, Inc.†	9,920	1,513,990

Retail - Pet Food & Supplies — 0.0%
PetMed Express, Inc.#	5,620	93,798

Retail - Regional Department Stores — 1.0%
Dillard’s, Inc., Class A	13,556	1,572,631
Kohl’s Corp.	25,835	1,691,934
Macy’s, Inc.	111,985	7,497,396

		10,761,961

Retail - Restaurants — 1.0%
Brinker International, Inc.	16,866	930,666
Chipotle Mexican Grill, Inc.†	11,874	7,308,685
Cracker Barrel Old Country Store, Inc.#	11,902	1,679,134
McDonald’s Corp.	2,045	196,177
Starbucks Corp.	3,894	202,332

		10,316,994

Retail - Toy Stores — 0.0%
Build-A-Bear Workshop, Inc.†	16,714	268,928

Schools — 0.1%
Capella Education Co.	2,321	123,640
K12, Inc.†	30,828	422,035
Strayer Education, Inc.†	20,616	944,831

		1,490,506

Semiconductor Components - Integrated Circuits — 1.6%
NXP Semiconductor NV†	6,650	746,462
QUALCOMM, Inc.	230,991	16,095,453

		16,841,915

114

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	4,278	$530,429

Soap & Cleaning Preparation — 0.4%
Church & Dwight Co., Inc.	53,053	4,454,860

Software Tools — 0.1%
VMware, Inc., Class A†	6,456	563,738

Steel - Producers — 0.2%
United States Steel Corp.#	68,009	1,659,420

Telecommunication Equipment — 0.0%
ARRIS Group, Inc.†	11,422	377,040

Telephone - Integrated — 0.5%
CenturyLink, Inc.	47,997	1,595,420
Shenandoah Telecommunications Co.	1,606	50,477
Verizon Communications, Inc.	76,678	3,790,960

		5,436,857

Tobacco — 0.9%
Philip Morris International, Inc.	109,501	9,096,248

Tools - Hand Held — 0.2%
Stanley Black & Decker, Inc.	17,277	1,769,856

Transport - Rail — 1.4%
Kansas City Southern	8,657	783,458
Union Pacific Corp.	138,082	13,933,855

		14,717,313

Transport - Services — 0.2%
FedEx Corp.	9,033	1,564,696

Vitamins & Nutrition Products — 1.0%
Mead Johnson Nutrition Co.	101,500	9,875,950

Web Hosting/Design — 0.2%
Endurance International Group Holdings, Inc.†#	15,034	305,641
Equinix, Inc.	5,180	1,388,603

		1,694,244

Web Portals/ISP — 1.5%
Baidu, Inc. ADR†	3,910	771,834
Google, Inc., Class A†	24,244	13,220,738
Google, Inc., Class C†	2,837	1,509,596

		15,502,168

Wireless Equipment — 0.1%
GN Store Nord A/S(1)	29,099	629,497

X-Ray Equipment — 0.1%
Hologic, Inc.†	40,636	1,453,550

Total Common Stocks
(cost $886,597,766)		1,017,936,791

EXCHANGE-TRADED FUNDS — 0.0%
iShares Russell 1000 Growth (cost $420,752)	4,151	418,296

Total Long-Term Investment Securities
(cost $887,018,518)		1,018,355,087

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 6.5%
Registered Investment Companies — 6.4%
State Street Navigator Securities Lending Prime Portfolio(2)	66,182,024	$66,182,024

Time Deposits — 0.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/01/2015	$404,000	404,000

Total Short-Term Investment Securities
(cost $66,586,024)		66,586,024

TOTAL INVESTMENTS
(cost $953,604,542)(3)	105.5%	1,084,941,111
Liabilities in excess of other assets	(5.5)	(56,953,413)

NET ASSETS	100.0%	$1,027,987,698

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	Security was valued using fair value procedures at May 31, 2015. The aggregate value of these securities was $37,109,887 representing 3.6% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	At May 31, 2015, the Fund had loaned securities with a total value of $87,019,281. This was secured by collateral of $66,182,024, which was received in cash and subsequently invested in short-term investments currently valued at $66,182,024 as reported in the Portfolio of Investments. Additional collateral of $23,706,554 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2015
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	11/01/2034 to 12/15/2044	$888,307
Federal National Mtg. Assoc.	2.00% to 4.00%	10/25/2029 to 02/25/2044	4,185,763
Government National Mtg. Assoc.	0.38% to 4.00%	04/20/2039 to 12/16/2052	787,999
United States Treasury Bills	zero coupon	06/18/2015 to 02/04/2016	675,105
United States Treasury Notes/Bonds	0.08% to 8.88%	06/30/2015 to 05/15/2044	17,169,380

(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

115

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Appliances	$—	$771,515	$—	$771,515
Auto - Cars/Light Trucks	—	1,738,789	—	1,738,789
Banks - Commercial	2,473,703	5,584,447	—	8,058,150
Chemicals - Diversified	12,201,626	1,598,578	—	13,800,204
Commercial Services	256,485	885,111	—	1,141,596
Cosmetics & Toiletries	7,998,752	771,035	—	8,769,787
Dialysis Centers	—	1,435,633	—	1,435,633
Diversified Banking Institutions	—	1,482,305	—	1,482,305
Electric Products - Misc.	1,910,681	1,229,074	—	3,139,755
Electronic Measurement Instruments	—	1,557,203	—	1,557,203
Finance - Leasing Companies	—	902,538	—	902,538
Food - Retail	7,026,437	1,332,881	—	8,359,318
Hotels/Motels	6,934,614	3,404,798	—	10,339,412
Human Resources	—	3,421,178	—	3,421,178
Insurance - Life/Health	6,316,574	2,041,830	—	8,358,404
Insurance - Property/Casualty	321,841	832,724	—	1,154,565
Internet Application Software	3,814,309	1,097,901	—	4,912,210
Medical - Drugs	28,836,756	3,887,602	—	32,724,358
Oil Companies - Integrated	13,332,778	847,720	—	14,180,498
Rental Auto/Equipment	—	455,684	—	455,684
Retail - Jewelry	1,673,530	1,201,844	—	2,875,374
Wireless Equipment	—	629,497	—	629,497
Other Industries	887,728,818	—	—	887,728,818
Exchange-Traded Funds	418,296	—	—	418,296
Short-Term Investment Securities:
Registered Investment Companies	66,182,024	—	—	66,182,024
Time Deposits	—	404,000	—	404,000

Total Investments at Value	$1,047,427,224	$37,513,887	$—	$1,084,941,111

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $21,661,771 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

116

VALIC Company I Growth & Income Fund

PORTFOLIO PROFILE — May 31, 2015 (unaudited)

Industry Allocation*

Medical — Drugs	6.2%
Computers	4.8
Diversified Banking Institutions	4.3
Medical — Biomedical/Gene	3.3
Oil Companies — Integrated	3.3
Banks — Super Regional	2.7
Applications Software	2.6
Electric — Integrated	2.5
Insurance — Multi-line	2.5
Real Estate Investment Trusts	2.4
Medical — HMO	2.3
Multimedia	2.2
Retail — Building Products	2.2
Transport — Rail	2.2
Cable/Satellite TV	2.2
Diversified Manufacturing Operations	2.1
Oil Companies — Exploration & Production	2.0
Web Portals/ISP	1.9
Electronic Components — Semiconductors	1.9
Beverages — Non-alcoholic	1.8
Computer Services	1.8
Internet Content — Entertainment	1.5
Aerospace/Defense — Equipment	1.5
Cosmetics & Toiletries	1.5
Telephone — Integrated	1.4
Retail — Discount	1.3
Time Deposits	1.3
Oil — Field Services	1.3
Finance — Credit Card	1.2
Medical — Wholesale Drug Distribution	1.2
Semiconductor Equipment	1.1
Insurance — Reinsurance	1.1
Instruments — Controls	1.0
Food — Misc./Diversified	1.0
Tobacco	1.0
Chemicals — Diversified	1.0
Medical — Generic Drugs	1.0
Electronic Forms	0.9
Medical Instruments	0.9
E-Commerce/Products	0.9
Investment Management/Advisor Services	0.8
Electronic Components — Misc.	0.8
Apparel Manufacturers	0.7
Gas — Distribution	0.7
Networking Products	0.7
Retail — Restaurants	0.7
Auto — Heavy Duty Trucks	0.6
Airlines	0.6
Retail — Major Department Stores	0.6
Finance — Investment Banker/Broker	0.6
Auto — Cars/Light Trucks	0.6
Engineering/R&D Services	0.6
Oil Refining & Marketing	0.6
Agricultural Chemicals	0.6
Banks — Fiduciary	0.5
Electric — Distribution	0.5
Beverages — Wine/Spirits	0.5
Agricultural Operations	0.5
Engines — Internal Combustion	0.5
Enterprise Software/Service	0.4
Consumer Products — Misc.	0.4
Semiconductor Components — Integrated Circuits	0.4
Cruise Lines	0.4
Audio/Video Products	0.4
Finance — Other Services	0.4
Medical Products	0.4
Television	0.4
Food — Confectionery	0.4
Containers — Metal/Glass	0.3

Data Processing/Management	0.3
Brewery	0.3
Retail — Auto Parts	0.3
Building — Residential/Commercial	0.3
Electronics — Military	0.3
Retail — Drug Store	0.3
Banks — Commercial	0.3
Food — Retail	0.2
Building Products — Wood	0.2
Instruments — Scientific	0.2
Registered Investment Companies	0.2
Steel — Producers	0.2
Metal — Aluminum	0.2
Containers — Paper/Plastic	0.2
Building Products — Cement	0.2
Retail — Consumer Electronics	0.2
Insurance — Life/Health	0.2
Machinery — Construction & Mining	0.1
Retail — Apparel/Shoe	0.1
Retail — Jewelry	0.1
Filtration/Separation Products	0.1
Commercial Services — Finance	0.1
Auto/Truck Parts & Equipment — Original	0.1
Medical — Hospitals	0.1
Coffee	0.1
Building & Construction Products — Misc.	0.1
Pharmacy Services	0.1
Retail — Regional Department Stores	0.1

100.1%

*	Calculated as a percentage of net assets

117

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.6%
Aerospace/Defense - Equipment — 1.5%
United Technologies Corp.	15,836	$1,855,504

Agricultural Chemicals — 0.6%
Mosaic Co.	14,861	681,377

Agricultural Operations — 0.5%
Archer-Daniels-Midland Co.	11,026	582,724

Airlines — 0.6%
Delta Air Lines, Inc.	7,636	327,737
United Continental Holdings, Inc.†	8,192	447,201

		774,938

Apparel Manufacturers — 0.7%
Ralph Lauren Corp.	2,060	268,624
VF Corp.	8,750	616,263

		884,887

Applications Software — 2.6%
Intuit, Inc.	607	63,219
Microsoft Corp.	67,422	3,159,395

		3,222,614

Audio/Video Products — 0.4%
Harman International Industries, Inc.	4,040	486,901

Auto - Cars/Light Trucks — 0.6%
General Motors Co.	20,397	733,680

Auto - Heavy Duty Trucks — 0.6%
PACCAR, Inc.	12,318	782,932

Auto/Truck Parts & Equipment - Original — 0.1%
Johnson Controls, Inc.	1,450	75,429

Banks - Commercial — 0.3%
BB&T Corp.	6,920	273,133
SVB Financial Group†	730	98,484

		371,617

Banks - Fiduciary — 0.5%
State Street Corp.	7,879	614,011

Banks - Super Regional — 2.7%
Capital One Financial Corp.	4,637	387,468
KeyCorp	6,258	91,242
Wells Fargo & Co.	51,013	2,854,687

		3,333,397

Beverages - Non-alcoholic — 1.8%
Coca-Cola Co.	20,224	828,375
Coca-Cola Enterprises, Inc.	3,646	161,262
Dr Pepper Snapple Group, Inc.	2,820	216,125
PepsiCo, Inc.	10,104	974,329

		2,180,091

Beverages - Wine/Spirits — 0.5%
Constellation Brands, Inc., Class A	5,001	589,568

Brewery — 0.3%
Molson Coors Brewing Co., Class B	5,446	399,628

Building & Construction Products - Misc. — 0.1%
Fortune Brands Home & Security, Inc.	1,476	67,689

Building Products - Cement — 0.2%
Martin Marietta Materials, Inc.	1,436	213,978

Building Products - Wood — 0.2%
Masco Corp.	10,353	280,256

Security Description	Shares	Value (Note 2)

Building - Residential/Commercial — 0.3%
D.R. Horton, Inc.	2,000	$52,240
PulteGroup, Inc.	14,287	274,025
Toll Brothers, Inc.†	1,592	57,582

		383,847

Cable/Satellite TV — 2.2%
Charter Communications, Inc., Class A†	2,292	410,314
Comcast Corp., Class A	24,544	1,434,842
DIRECTV†	1,130	102,875
DISH Network Corp., Class A†	4,925	348,641
Time Warner Cable, Inc.	1,791	323,974

		2,620,646

Chemicals - Diversified — 1.0%
Axiall Corp.	3,745	141,224
Dow Chemical Co.	2,148	111,846
E.I. du Pont de Nemours & Co.	13,157	934,279

		1,187,349

Coffee — 0.1%
Keurig Green Mountain, Inc.	800	68,992

Commercial Services - Finance — 0.1%
Equifax, Inc.	776	77,856

Computer Services — 1.8%
Accenture PLC, Class A	13,548	1,301,150
Cognizant Technology Solutions Corp., Class A†	12,874	833,205

		2,134,355

Computers — 4.8%
Apple, Inc.	40,313	5,251,978
Hewlett-Packard Co.	18,044	602,669

		5,854,647

Consumer Products - Misc. — 0.4%
Kimberly-Clark Corp.	4,869	530,039

Containers - Metal/Glass — 0.3%
Crown Holdings, Inc.†	7,566	418,324

Containers - Paper/Plastic — 0.2%
Rock-Tenn Co., Class A	2,900	188,906
Sealed Air Corp.	970	47,239

		236,145

Cosmetics & Toiletries — 1.5%
Estee Lauder Cos., Inc., Class A	3,735	326,551
Procter & Gamble Co.	19,483	1,527,272

		1,853,823

Cruise Lines — 0.4%
Carnival Corp.	400	18,532
Royal Caribbean Cruises, Ltd.	6,202	471,228

		489,760

Data Processing/Management — 0.3%
Fidelity National Information Services, Inc.	6,400	401,280

Diversified Banking Institutions — 4.3%
Bank of America Corp.	96,571	1,593,422
Citigroup, Inc.	33,606	1,817,412
Goldman Sachs Group, Inc.	3,126	644,550
Morgan Stanley	30,945	1,182,099

		5,237,483

Diversified Manufacturing Operations — 2.1%
Eaton Corp. PLC	14,025	1,004,049

118

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Diversified Manufacturing Operations (continued)
General Electric Co.	26,277	$716,574
Ingersoll-Rand PLC	1,601	110,117
Parker-Hannifin Corp.	4,830	581,677
SPX Corp.	2,303	171,136

		2,583,553

E-Commerce/Products — 0.9%
Amazon.com, Inc.†	2,430	1,043,029

Electric - Distribution — 0.5%
PG&E Corp.	11,435	611,430

Electric - Integrated — 2.5%
CMS Energy Corp.	11,942	407,700
Edison International	13,304	809,016
Exelon Corp.	15,984	540,739
NextEra Energy, Inc.	9,172	938,662
Public Service Enterprise Group, Inc.	2,500	106,575
Xcel Energy, Inc.	8,100	275,805

		3,078,497

Electronic Components - Misc. — 0.8%
Corning, Inc.	8,283	173,280
TE Connectivity, Ltd.	11,075	764,175

		937,455

Electronic Components - Semiconductors — 1.9%
Avago Technologies, Ltd.	8,709	1,289,541
Broadcom Corp., Class A	11,902	676,629
Freescale Semiconductor, Ltd.†	3,548	160,086
Micron Technology, Inc.†	1,307	36,504
Texas Instruments, Inc.	3,278	183,306

		2,346,066

Electronic Forms — 0.9%
Adobe Systems, Inc.†	13,570	1,073,251

Electronics - Military — 0.3%
L-3 Communications Holdings, Inc.	3,210	378,170

Engineering/R&D Services — 0.6%
Fluor Corp.	12,705	714,275

Engines - Internal Combustion — 0.5%
Cummins, Inc.	4,043	548,029

Enterprise Software/Service — 0.4%
Oracle Corp.	12,354	537,276

Filtration/Separation Products — 0.1%
Pall Corp.	628	78,148

Finance - Consumer Loans — 0.0%
Navient Corp.	1,575	30,350

Finance - Credit Card — 1.2%
Alliance Data Systems Corp.†	893	266,141
Visa, Inc., Class A	17,622	1,210,279

		1,476,420

Finance - Investment Banker/Broker — 0.6%
Charles Schwab Corp.	15,744	498,298
TD Ameritrade Holding Corp.	6,600	245,190

		743,488

Finance - Other Services — 0.4%
Intercontinental Exchange, Inc.	1,961	464,326

Food - Confectionery — 0.4%
Hershey Co.	4,685	435,049

Security Description	Shares	Value (Note 2)

Food - Misc./Diversified — 1.0%
Mondelez International, Inc., Class A	29,420	$1,223,578

Food - Retail — 0.2%
Kroger Co.	4,095	298,116

Gas - Distribution — 0.7%
AGL Resources, Inc.	1,882	94,796
CenterPoint Energy, Inc.	11,205	228,246
NiSource, Inc.	7,731	364,749
Questar Corp.	8,240	187,048

		874,839

Instruments - Controls — 1.0%
Honeywell International, Inc.	11,951	1,245,294

Instruments - Scientific — 0.2%
Thermo Fisher Scientific, Inc.	2,160	280,001

Insurance - Life/Health — 0.2%
Prudential Financial, Inc.	2,225	188,257

Insurance - Multi-line — 2.5%
ACE, Ltd.	11,086	1,180,437
MetLife, Inc.	20,714	1,082,514
XL Group PLC	19,533	736,003

		2,998,954

Insurance - Reinsurance — 1.1%
Axis Capital Holdings, Ltd.	2,313	127,308
Berkshire Hathaway, Inc., Class B†	8,807	1,259,401

		1,386,709

Internet Content - Entertainment — 1.5%
Facebook, Inc., Class A†	23,559	1,865,637

Investment Management/Advisor Services — 0.8%
BlackRock, Inc.	697	254,949
Invesco, Ltd.	17,800	708,974

		963,923

Machinery - Construction & Mining — 0.1%
Caterpillar, Inc.	1,990	169,787

Medical Information Systems — 0.0%
Cerner Corp.†	836	56,254

Medical Instruments — 0.9%
Boston Scientific Corp.†	57,852	1,056,956

Medical Products — 0.4%
Becton Dickinson and Co.	291	40,888
Stryker Corp.	4,183	402,112

		443,000

Medical - Biomedical/Gene — 3.3%
Alexion Pharmaceuticals, Inc.†	2,791	457,278
Biogen, Inc.†	3,460	1,373,585
Celgene Corp.†	10,373	1,187,086
Gilead Sciences, Inc.†	5,051	567,076
Regeneron Pharmaceuticals, Inc.†	207	106,100
Vertex Pharmaceuticals, Inc.†	2,952	378,712

		4,069,837

Medical - Drugs — 6.2%
Abbott Laboratories	27,215	1,322,649
Bristol-Myers Squibb Co.	22,655	1,463,513
Eli Lilly & Co.	3,698	291,772
Johnson & Johnson	18,038	1,806,325
Merck & Co., Inc.	18,427	1,122,020

119

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Drugs (continued)
Pfizer, Inc.	42,801	$1,487,335

		7,493,614

Medical - Generic Drugs — 1.0%
Actavis PLC†	2,444	749,843
Mylan NV†	2,538	184,335
Perrigo Co. PLC	1,329	252,909

		1,187,087

Medical - HMO — 2.3%
Aetna, Inc.	5,221	615,921
Cigna Corp.	756	106,467
Humana, Inc.	4,092	878,348
UnitedHealth Group, Inc.	10,198	1,225,902

		2,826,638

Medical - Hospitals — 0.1%
HCA Holdings, Inc.†	900	73,647

Medical - Wholesale Drug Distribution — 1.2%
McKesson Corp.	6,123	1,452,559

Metal - Aluminum — 0.2%
Alcoa, Inc.	19,308	241,350

Multimedia — 2.2%
Time Warner, Inc.	18,545	1,566,682
Twenty-First Century Fox, Inc., Class A	34,675	1,165,080

		2,731,762

Networking Products — 0.7%
Cisco Systems, Inc.	27,651	810,451

Office Automation & Equipment — 0.0%
Xerox Corp.	3,863	44,116

Oil & Gas Drilling — 0.0%
Ensco PLC, Class A	1,453	34,146

Oil Companies - Exploration & Production — 2.0%
Anadarko Petroleum Corp.	4,607	385,191
Cabot Oil & Gas Corp.	5,277	179,207
Devon Energy Corp.	1,811	118,113
EOG Resources, Inc.	5,578	494,713
EQT Corp.	3,522	299,617
Occidental Petroleum Corp.	10,992	859,464
Pioneer Natural Resources Co.	290	42,871

		2,379,176

Oil Companies - Integrated — 3.3%
Chevron Corp.	14,857	1,530,271
Exxon Mobil Corp.	22,112	1,883,943
Marathon Oil Corp.	20,259	550,842

		3,965,056

Oil Refining & Marketing — 0.6%
Cheniere Energy, Inc.†	1,671	126,712
Marathon Petroleum Corp.	2,170	224,508
Phillips 66	1,642	129,915
Valero Energy Corp.	3,931	232,873

		714,008

Oil - Field Services — 1.3%
Baker Hughes, Inc.	6,251	402,940
Halliburton Co.	9,866	447,916
Schlumberger, Ltd.	7,622	691,849

		1,542,705

Security Description	Shares	Value (Note 2)

Pharmacy Services — 0.1%
Express Scripts Holding Co.†	717	$62,479

Radio — 0.0%
Sirius XM Holdings, Inc.†	15,127	58,390

Real Estate Investment Trusts — 2.4%
American Tower Corp.	3,563	330,611
AvalonBay Communities, Inc.	2,822	469,863
Boston Properties, Inc.	1,450	188,544
Brixmor Property Group, Inc.	7,794	193,135
DiamondRock Hospitality Co.	8,999	118,517
Douglas Emmett, Inc.	764	22,446
Highwoods Properties, Inc.	2,880	120,816
Host Hotels & Resorts, Inc.	6,895	137,348
LaSalle Hotel Properties	2,597	94,687
Liberty Property Trust	4,749	165,930
Mid-America Apartment Communities, Inc.	1,455	111,147
Prologis, Inc.	9,218	364,941
Public Storage	396	76,642
Simon Property Group, Inc.	2,803	508,464
Strategic Hotels & Resorts, Inc.†	1,891	22,843

		2,925,934

Retail - Apparel/Shoe — 0.1%
lululemon athletica, Inc.†	1,680	100,447
PVH Corp.	518	54,204

		154,651

Retail - Auto Parts — 0.3%
AutoZone, Inc.†	570	383,963

Retail - Building Products — 2.2%
Home Depot, Inc.	13,065	1,455,702
Lowe’s Cos., Inc.	17,026	1,191,480

		2,647,182

Retail - Consumer Electronics — 0.2%
Best Buy Co., Inc.	5,822	202,023

Retail - Discount — 1.3%
Costco Wholesale Corp.	5,152	734,623
Dollar General Corp.	1,847	134,074
Target Corp.	7,188	570,152
Wal-Mart Stores, Inc.	2,603	193,325

		1,632,174

Retail - Drug Store — 0.3%
CVS Health Corp.	3,007	307,857
Walgreens Boots Alliance, Inc.	800	68,672

		376,529

Retail - Jewelry — 0.1%
Tiffany & Co.	1,251	117,256

Retail - Major Department Stores — 0.6%
TJX Cos., Inc.	12,009	773,139

Retail - Regional Department Stores — 0.1%
Macy’s, Inc.	896	59,987

Retail - Restaurants — 0.7%
Chipotle Mexican Grill, Inc.†	100	61,552
Starbucks Corp.	14,408	748,640

		810,192

Semiconductor Components - Integrated Circuits — 0.4%
NXP Semiconductor NV†	567	63,646
QUALCOMM, Inc.	6,170	429,925

		493,571

120

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Semiconductor Equipment — 1.1%
Applied Materials, Inc.	11,042	$222,275
KLA-Tencor Corp.	3,419	203,978
Lam Research Corp.	11,808	971,208

		1,397,461

Steel - Producers — 0.2%
United States Steel Corp.#	10,321	251,832

Telephone - Integrated — 1.4%
AT&T, Inc.	24,902	860,115
Verizon Communications, Inc.	16,861	833,608

		1,693,723

Television — 0.4%
CBS Corp., Class B	7,096	437,965

Tobacco — 1.0%
Philip Morris International, Inc.	14,566	1,209,998

Tools - Hand Held — 0.0%
Snap-on, Inc.	217	33,723

Transport - Rail — 2.2%
Canadian Pacific Railway, Ltd.	2,169	357,256
CSX Corp.	21,082	718,474
Union Pacific Corp.	15,370	1,550,987

		2,626,717

Web Portals/ISP — 1.9%
Google, Inc., Class A†	2,020	1,101,547
Google, Inc., Class C†	2,339	1,244,605

		2,346,152

Total Long-Term Investment Securities
(cost $101,526,585)		120,017,077

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 1.5%
Registered Investment Companies — 0.2%
State Street Navigator Securities Lending Prime Portfolio(1)	258,025	$258,025

Time Deposits — 1.3%
Euro Time Deposit with State Street Bank and Trust Co.
0.01% due 06/01/2015	$1,609,000	1,609,000

Total Short-Term Investment Securities
(cost $1,867,025)		1,867,025

TOTAL INVESTMENTS
(cost $103,393,610)(2)	100.1%	121,884,102
Liabilities in excess of other assets	(0.1)	(142,053)

NET ASSETS	100.0%	$121,742,049

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At May 31, 2015, the Fund had loaned securities with a total value of $251,832. This was secured by collateral of $258,025, which was received in cash and subsequently invested in short-term investments currently valued at $258,025 as reported in the Portfolio of Investments.
(2)	See Note 5 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2015	Unrealized Appreciation (Depreciation)
15	Long	S&P 500 E-Mini Index	June 2015	$1,587,743	$1,579,500	$(8,243)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$120,017,077	$—	$—	$120,017,077
Short-Term Investment Securities:
Registered Investment Companies	258,025	—	—	258,025
Time Deposits	—	1,609,000	—	1,609,000

Total Investments at Value	$120,275,102	$1,609,000	$—	$121,884,102

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$8,243	$—	$—	$8,243

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

121

VALIC Company I Health Sciences Fund

PORTFOLIO PROFILE — May 31, 2015 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	25.7%
Medical — Drugs	17.4
Medical — HMO	13.8
Registered Investment Companies	10.8
Medical — Generic Drugs	6.7
Medical Products	5.8
Medical — Hospitals	3.4
Medical Instruments	3.2
Medical — Wholesale Drug Distribution	3.2
Dialysis Centers	2.0
Therapeutics	1.9
Diagnostic Equipment	1.9
Electronic Measurement Instruments	1.7
Retail — Drug Store	1.6
Instruments — Scientific	0.8
Drug Delivery Systems	0.7
Pharmacy Services	0.7
Physicians Practice Management	0.5
Medical Information Systems	0.4
Diagnostic Kits	0.4
Consulting Services	0.4
Wireless Equipment	0.3
Human Resources	0.3
Instruments — Controls	0.3
Insurance — Property/Casualty	0.2
Dental Supplies & Equipment	0.2
Diversified Operations	0.2
Enterprise Software/Service	0.1
Retail — Convenience Store	0.1
Insurance — Life/Health	0.1

104.8%

*	Calculated as a percentage of net assets

122

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 93.3%
Consulting Services — 0.4%
Advisory Board Co.†	73,000	$3,706,210

Decision Support Software — 0.0%
Castlight Health, Inc., Class B†#	46,051	402,025

Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	29,700	1,801,899

Diagnostic Equipment — 1.9%
Danaher Corp.	193,500	16,702,920
GenMark Diagnostics, Inc.†#	59,600	546,532
Oxford Immunotec Global PLC†#	20,500	280,850

		17,530,302

Diagnostic Kits — 0.4%
IDEXX Laboratories, Inc.†	28,500	3,864,600

Dialysis Centers — 2.0%
DaVita HealthCare Partners, Inc.†	184,100	15,423,898
Fresenius SE & Co. KGaA(1)	45,674	2,911,665

		18,335,563

Diversified Operations — 0.2%
Horizon Pharma PLC†	42,700	1,384,761

Drug Delivery Systems — 0.7%
Catalent, Inc.†	144,600	4,621,416
DexCom, Inc.†	30,700	2,201,804

		6,823,220

Electronic Measurement Instruments — 1.7%
Agilent Technologies, Inc.	270,700	11,150,133
Keysight Technologies, Inc.†	138,250	4,542,895

		15,693,028

Enterprise Software/Service — 0.1%
Veeva Systems, Inc., Class A†#	34,100	924,792

Heart Monitors — 0.0%
HeartWare International, Inc.†	5,900	435,243

Human Resources — 0.3%
Team Health Holdings, Inc.†	40,300	2,356,744
TriNet Group, Inc.†	16,800	502,824

		2,859,568

Instruments - Controls — 0.3%
Mettler-Toledo International, Inc.†	7,300	2,370,164

Instruments - Scientific — 0.8%
FEI Co.	59,400	4,847,040
Thermo Fisher Scientific, Inc.	20,400	2,644,452

		7,491,492

Insurance - Life/Health — 0.1%
Odontoprev SA	159,400	565,802

Insurance - Property/Casualty — 0.2%
ProAssurance Corp.	50,900	2,299,662

Medical Information Systems — 0.4%
athenahealth, Inc.†#	33,400	3,894,440

Medical Instruments — 3.2%
Bruker Corp.†	92,000	1,825,280
Entellus Medical, Inc.†	4,300	100,405
Intuitive Surgical, Inc.†	22,160	10,808,540
Medtronic PLC	174,421	13,311,811
Thoratec Corp.†	97,100	4,407,369

		30,453,405

Security Description	Shares	Value (Note 2)

Medical Products — 5.8%
Aspen Pharmacare Holdings, Ltd.(1)	127,812	$3,846,168
Becton Dickinson and Co.	139,300	19,573,043
China Medical System Holdings, Ltd.(1)	1,266,500	2,103,394
Cooper Cos., Inc.	36,400	6,616,428
EnteroMedics, Inc.†#	105,150	125,128
Henry Schein, Inc.†	38,200	5,411,794
Sirona Dental Systems, Inc.†	96,000	9,477,120
Teleflex, Inc.	13,900	1,789,486
Tornier NV†#	95,500	2,538,390
West Pharmaceutical Services, Inc.	43,200	2,338,848
Wright Medical Group, Inc.†#	34,500	945,300
Wright Medical Group, Inc. CVR†	7,700	32,725

		54,797,824

Medical - Biomedical/Gene — 25.6%
Abcam PLC(1)	235,747	1,930,110
Acceleron Pharma, Inc.†#	63,200	2,131,736
Acorda Therapeutics, Inc.†	10,075	307,086
Aduro Biotech, Inc.†#	7,900	266,862
Advaxis, Inc.†#	121,625	3,060,085
Alexion Pharmaceuticals, Inc.†	186,340	30,529,946
Bellicum Pharmaceuticals, Inc.†#	12,900	319,146
Bellicum Pharmaceuticals, Inc.(2)(3)(4)	41,324	971,238
Biogen, Inc.†	49,100	19,492,209
BioMarin Pharmaceutical, Inc.†	100,500	12,619,785
Bluebird Bio, Inc.†	47,500	9,226,875
Blueprint Medicines Corp.†	14,200	407,398
Celgene Corp.†	71,780	8,214,503
Cellectis SA ADR†#	5,600	240,240
Exelixis, Inc.†#	367,100	1,156,365
Five Prime Therapeutics, Inc.†	28,900	740,996
Gilead Sciences, Inc.†	270,000	30,312,900
Illumina, Inc.†	7,300	1,504,384
Incyte Corp.†	222,600	24,519,390
Insmed, Inc.†	223,900	4,912,366
Intercept Pharmaceuticals, Inc.†#	8,958	2,286,037
Ligand Pharmaceuticals, Inc.†#	11,000	969,210
Medicines Co.†	80,350	2,278,726
Medivation, Inc.†	8,100	1,069,605
Momenta Pharmaceuticals, Inc.†	96,000	1,905,600
Novavax, Inc.†	610,500	5,494,500
Prothena Corp. PLC†#	101,587	4,006,591
Puma Biotechnology, Inc.†#	80,124	15,660,236
Regeneron Pharmaceuticals, Inc.†	39,100	20,041,096
Retrophin, Inc.†#	24,100	762,524
Spark Therapeutics, Inc.†	11,400	839,496
Spark Therapeutics, Inc.(2)(3)(4)	19,225	1,344,942
Sunesis Pharmaceuticals, Inc.†	145,400	344,598
Synageva BioPharma Corp.†	29,700	6,338,277
Ultragenyx Pharmaceutical, Inc.†	25,232	2,195,184
United Therapeutics Corp.†	31,751	5,833,294
Vertex Pharmaceuticals, Inc.†	124,694	15,996,993
Zeneca, Inc. CVR(3)(4)(5)	23,110	58,699

		240,289,228

Medical - Drugs — 17.4%
AbbVie, Inc.	319,878	21,300,703
ACADIA Pharmaceuticals, Inc.†#	146,000	6,015,200
Alkermes PLC†	195,000	11,914,500
Amicus Therapeutics, Inc.†	19,600	241,276
Array BioPharma, Inc.†#	358,600	2,743,290
Astellas Pharma, Inc.(1)	313,800	4,553,880
Bristol-Myers Squibb Co.	171,500	11,078,900
Carbylan Therapeutics, Inc.†	80,200	600,698
Chimerix, Inc.†	67,800	2,837,430

123

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Drugs (continued)
Clovis Oncology, Inc.†#	59,500	$5,500,180
CoLucid Pharmaceuticals, Inc.†	26,000	225,680
Eli Lilly & Co.	193,700	15,282,930
FibroGen, Inc.†	33,300	606,393
Immune Design Corp.†#	36,100	788,063
Ironwood Pharmaceuticals, Inc.†	147,700	2,084,047
Jazz Pharmaceuticals PLC†	14,100	2,528,835
Mallinckrodt PLC†	20,144	2,607,439
Natco Pharma, Ltd.(1)	9,801	337,865
Novartis AG(1)	15,900	1,636,353
Novartis AG ADR	16,400	1,684,772
Ophthotech Corp.†	33,800	1,690,676
Orexigen Therapeutics, Inc.†#	317,900	1,557,710
Pacira Pharmaceuticals, Inc.†	59,700	4,669,137
Receptos, Inc.†	16,000	2,638,240
Relypsa, Inc.†	43,900	1,615,081
Shire PLC ADR	17,400	4,526,610
Supernus Pharmaceuticals, Inc.†	32,600	463,572
Takeda Pharmaceutical Co., Ltd.#(1)	58,000	2,811,214
TESARO, Inc.†	89,272	5,245,623
TherapeuticsMD, Inc.†#	187,300	1,326,084
Valeant Pharmaceuticals International, Inc.†	156,533	37,375,384
Zoetis, Inc.	50,000	2,488,500
ZS Pharma, Inc.†#	36,900	2,158,650

		163,134,915

Medical - Generic Drugs — 6.4%
Actavis PLC†	157,780	48,408,482
Teva Pharmaceutical Industries, Ltd. ADR	198,700	11,941,870

		60,350,352

Medical - HMO — 13.7%
Aetna, Inc.	264,100	31,155,877
Anthem, Inc.	95,400	16,012,890
Centene Corp.†	27,800	2,094,452
Cigna Corp.	144,200	20,307,686
Humana, Inc.	117,100	25,135,515
UnitedHealth Group, Inc.	232,300	27,924,783
Universal American Corp.†	43,600	447,336
WellCare Health Plans, Inc.†	64,000	5,482,880

		128,561,419

Medical - Hospitals — 3.4%
Acadia Healthcare Co., Inc.†	25,080	1,859,431
Adeptus Health, Inc., Class A†#	14,900	1,043,745
Community Health Systems, Inc.†	31,800	1,758,858
HCA Holdings, Inc.†	206,400	16,889,712
Mediclinic International, Ltd.(1)	108,168	951,722
Universal Health Services, Inc., Class B	74,400	9,640,752

		32,144,220

Medical - Wholesale Drug Distribution — 3.2%
McKesson Corp.	124,700	29,582,581

Pharmacy Services — 0.4%
Diplomat Pharmacy, Inc.†	92,500	3,575,125
JAND, Inc. (dba Warby Parker)., Class A(3)(4)(5)	33,706	387,123

		3,962,248

Physicians Practice Management — 0.5%
Envision Healthcare Holdings, Inc.†	45,500	1,681,225
MEDNAX, Inc.†	47,100	3,352,578

		5,033,803

Security Description	Shares	Value (Note 2)

Retail - Convenience Store — 0.1%
CP ALL PCL	494,800	$672,922

Retail - Drug Store — 1.6%
CVS Health Corp.	28,900	2,958,782
Rite Aid Corp.†	1,384,300	12,071,096

		15,029,878

Therapeutics — 2.0%
Agios Pharmaceuticals, Inc.†#	3,400	414,868
aTyr Pharma, Inc.(2)(3)(4)	18,425	400,661
aTyr Pharma, Inc.†	10,600	242,634
Calithera Biosciences, Inc.†	17,238	180,482
Dyax Corp.†	154,100	4,058,994
Neurocrine Biosciences, Inc.†	265,035	11,624,435
Portola Pharmaceuticals, Inc.†	11,100	464,202
Vital Therapies, Inc.†#	33,900	735,630
Xencor, Inc.†	30,200	547,828

		18,669,734

Wireless Equipment — 0.3%
GN Store Nord A/S#(1)	139,630	3,020,606

Total Common Stocks
(cost $527,633,541)		876,085,906

CONVERTIBLE PREFERRED SECURITIES — 0.4%
Medical Information Systems — 0.0%
Doximity, Inc. Series C(3)(4)(5)	64,785	312,316

Medical - Biomedical/Gene — 0.1%
BeiGene Co., Ltd. Series A-2(3)(4)(5)	212,162	248,230
REGENXBIO, Inc. Series D(3)(4)(5)	16,965	162,353

		410,583

Medical - HMO — 0.1%
Anthem, Inc.	15,000	816,600

Pharmacy Services — 0.2%
Acerta Pharma B.V. Series B(3)(4)(5)	108,621	1,249,141
JAND, Inc. (dba Warby Parker) Series D(3)(4)(5)	75,264	864,430

		2,113,571

Therapeutics — 0.0%
Seres Health, Inc. Series C(3)(4)(5)	20,906	301,046

Total Convertible Preferred Securities
(cost $3,840,754)		3,954,116

PREFERRED SECURITIES — 0.3%
Medical - Generic Drugs — 0.3%
Actavis PLC (cost $2,814,000)	2,814	2,982,756

WARRANTS — 0.0%
Medical Products — 0.0%
EnteroMedics, Inc. Expires 09/28/2016 (Strike price $1.90)	6,300	1,020
Enteromedics, Inc. Expires 06/13/2016 (Strike price $2.19)	42,300	3,748

		4,768

124

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

WARRANTS (continued)
Medical - Drugs — 0.0%
Alexza Pharmaceuticals, Inc. Expires 10/05/2016 (Strike price $27.70)(3)(4)	1,305	$1

Total Warrants
(cost $1,631)		4,769

Total Long-Term Investment Securities
(cost $534,289,926)		883,027,547

SHORT-TERM INVESTMENT SECURITIES — 10.8%
Registered Investment Companies — 10.8%
State Street Navigator Securities Lending Prime Portfolio(6)	46,760,036	46,760,036
T. Rowe Price Reserve Investment Fund	54,467,572	54,467,572

Total Short-Term Investment Securities
(cost $101,227,608)		101,227,608

TOTAL INVESTMENTS
(cost $635,517,534)(7)	104.8%	984,255,155
Liabilities in excess of other assets	(4.8)	(44,943,995)

NET ASSETS	100.0%	$939,311,160

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Security was valued using fair value procedures at May 31, 2015. The aggregate value of these securities was $24,102,977 representing 2.6% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2015, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
aTyr Pharma, Inc.	03/31/2015	18,425	$199,613	$400,661	$21.75	0.04%
Bellicum Pharma ceuticals, Inc.	08/22/2014	25,045	232,045
	12/18/2014	16,279	166,050

		41,324	398,095	971,238	23.50	0.11%

JAND, Inc. (dba Warby Parker)., Class A	04/23/2015	33,706	387,123	387,123	11.49	0.04%
Spark Therapeutics, Inc.	05/23/2014	18,918	152,290
	2/4/2015	307	1,534

		19,225	153,824	1,344,942	69.96	0.14%

Zeneca, Inc. CVR	07/19/2013	23,110	–	58,699	2.54	0.01%
Convertible Preferred Securities
Acerta Pharma B.V. Series B	5/12/2015	108,621	1,249,141	1,249,141	11.50	0.13%
BeiGene Co., Ltd. Series A-2	4/21/2015	212,162	248,230	248,230	1.17	0.03%
Doximity, Inc. Series C	04/10/2014	64,785	312,316	312,316	4.82	0.03%
JAND, Inc. (dba Warby Parker). Series D	04/23/2015	75,264	864,430	864,430	11.49	0.09%
REGENXBIO, Inc. Series D	5/5/2015	16,965	162,353	162,353	9.57	0.02%
Seres Health, Inc. Series C	11/24/2014	20,906	254,284	301,046	14.40	0.03%
Warrants
Alexza Pharma ceuticals, Inc. Expires 10/05/2016
Strike price $27.70	10/05/2009	1,305	1,631	1	0.00	0.00%

				$6,300,180		0.67%

(4)	Illiquid security. At May 31, 2015, the aggregate value of these securities was $6,300,180 representing 0.7% of net assets.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(6)	At May 31, 2015, the Fund had loaned securities with a total value of $45,738,523. This was secured by collateral of $46,760,036, which was received in cash and subsequently invested in short-term investments currently valued at $46,760,036 as reported in the Portfolio of Investments.
(7)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

CVR—Contingent Value Right

Call option contracts written at May 31, 2015 for the Health Sciences Fund were as follows:
Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at May 31, 2015	Unrealized Appreciation (Depreciation)
Chimerix, Inc.	Aug-15	$50.00	25	$3,550	$3,375	$175
Clovis Oncology, Inc.	Jun-15	85.00	55	41,629	62,700	(21,071)
Humana, Inc.	Nov-15	220.00	45	40,364	40,364	–
Incyte Corp.	Jun-15	90.00	101	45,251	210,080	(164,829)

			226	$130,794	$316,519	$(185,725)

125

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Dialysis Centers	$15,423,898	$2,911,665	$—	$18,335,563
Medical Products	48,848,262	5,949,562	—	54,797,824
Medical-Biomedical/Gene	235,984,239	4,246,290	58,699	240,289,228
Medical - Drugs	153,795,603	9,339,312	—	163,134,915
Medical - Hospitals	31,192,498	951,722	—	32,144,220
Pharmacy Services	3,575,125	—	387,123	3,962,248
Therapeutics	18,269,073	400,661	—	18,669,734
Wireless Equipment	—	3,020,606	—	3,020,606
Other Industries	341,731,568	—	—	341,731,568
Convertible Preferred Securities:
Medical - HMO	816,600	—	—	816,600
Other Industries	—	—	3,137,516	3,137,516
Preferred Securities	2,982,756	—	—	2,982,756
Warrants	—	4,769	—	4,769
Short-Term Investment Securities	101,227,608	—	—	101,227,608

Total Investments at Value	$953,847,230	$26,824,587	$3,583,338	$984,255,155

Other Financial Instruments:+
Written Call Options	$175	$—	$—	$175

LIABILITIES:
Other Financial Instruments:+
Written Call Options	$185,900	$—	$—	$185,900

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $21,191,311 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

126

VALIC Company I Inflation Protected Fund

PORTFOLIO PROFILE — May 31, 2015 (unaudited)

Industry Allocation*

United States Treasury Notes	31.7%
United States Treasury Bonds	22.0
Diversified Banking Institutions	12.3
Sovereign	10.4
Insurance — Life/Health	3.0
Banks — Commercial	2.3
Insurance — Multi-line	2.2
Federal Home Loan Mtg. Corp.	1.9
Finance — Consumer Loans	1.6
Federal National Mtg. Assoc.	1.1
Banks — Super Regional	1.1
Special Purpose Entities	0.9
Auto — Cars/Light Trucks	0.9
Diversified Financial Services	0.9
Registered Investment Companies	0.8
Certificates of Deposit	0.6
Gold Mining	0.5
Steel — Producers	0.5
Electric — Integrated	0.4
Telecom Services	0.4
Steel — Specialty	0.4
Banks — Money Center	0.4
Telephone — Integrated	0.3
Medical — Generic Drugs	0.3
Retail — Drug Store	0.2
Insurance — Reinsurance	0.2
Metal — Copper	0.2
Diversified Minerals	0.2
Pipelines	0.2
Oil Companies — Integrated	0.2
Government National Mtg. Assoc.	0.1
Time Deposits	0.1
Banks — Fiduciary	0.1
Metal — Diversified	0.1
Medical — Biomedical/Gene	0.1
Building Products — Wood	0.1
Insurance — Property/Casualty	0.1
Coatings/Paint	0.1
Federal Home Loan Bank	0.1
Building Products — Cement	0.1
Real Estate Investment Trusts	0.1
Chemicals — Plastics	0.1
Telecommunication Equipment	0.1
Steel Pipe & Tube	0.1
SupraNational Banks	0.1

99.6%

Credit Quality†#

Aaa	68.2%
Aa	7.3
A	9.4
Baa	7.6
Ba	4.2
B	0.4
Not Rated@	2.9

100.0%

*	Calculated as a percentage of net assets.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.

127

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015

Security Description	Principal Amount**	Value (Note 2)

ASSET BACKED SECURITIES — 0.3%
Diversified Financial Services — 0.3%
Invitation Homes Trust FRS Series 2014-SFR1, Class A 1.18% due 06/17/2031*	$800,000	$797,439
JPMorgan Chase Commercial Mtg. Securities Trust FRS Series 2014-FBLU, Class B 1.68% due 12/15/2028*(1)	500,000	500,332

Total Asset Backed Securities
(cost $1,303,125)		1,297,771

U.S. CORPORATE BONDS & NOTES — 18.0%
Auto - Cars/Light Trucks — 0.9%
Ford Motor Credit Co. LLC FRS Senior Notes 1.05% due 01/17/2017	500,000	500,844
Toyota Motor Credit Corp. Senior Notes 0.75% due 03/05/2017(2)	1,700,000	1,701,625
Toyota Motor Credit Corp. FRS Senior Notes 1.50% due 02/13/2020	2,000,000	1,992,760

		4,195,229

Banks - Commercial — 0.3%
Zions Bancorporation FRS Sub. Notes 5.65% due 11/15/2023	1,300,000	1,345,500

Banks - Super Regional — 0.6%
Fifth Third Bancorp FRS Sub. Notes 0.69% due 12/20/2016	700,000	696,227
Wells Fargo & Co. FRS Senior Notes 1.48% due 03/31/2021	2,000,000	2,037,538

		2,733,765

Building Products - Cement — 0.1%
Vulcan Materials Co. Senior Notes 4.50% due 04/01/2025	456,000	460,560

Building Products - Wood — 0.1%
Masco Corp. Senior Notes 4.45% due 04/01/2025	530,000	543,913

Coatings/Paint — 0.1%
RPM International, Inc. Senior Notes 5.25% due 06/01/2045	523,000	513,201

Diversified Banking Institutions — 8.2%
Bank of America Corp. FRS Senior Notes 1.07% due 11/19/2024	2,000,000	1,947,500
Bank of America Corp. FRS Senior Notes 2.07% due 02/18/2020	1,600,000	1,595,520
Citigroup, Inc. FRS Senior Notes zero coupon due 03/27/2025	2,000,000	1,916,380
Citigroup, Inc. FRS Senior Notes 0.93% due 09/29/2024	2,000,000	1,907,520
Citigroup, Inc. FRS Senior Notes 2.43% due 03/30/2020	4,000,000	4,193,880

Security Description	Principal Amount**	Value (Note 2)

Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. FRS Senior Notes 1.33% due 08/30/2023	$4,000,000	$3,942,596
Goldman Sachs Group, Inc. FRS Senior Notes 1.37% due 11/15/2018	2,000,000	2,020,122
Goldman Sachs Group, Inc. FRS Senior Notes 1.44% due 04/23/2020	1,057,000	1,068,979
JPMorgan Chase & Co. FRS Senior Notes 0.43% due 06/23/2016	2,000,000	1,976,600
JPMorgan Chase & Co. FRS Senior Notes 1.18% due 12/20/2023	2,000,000	1,970,200
JPMorgan Chase & Co. FRS Senior Notes 1.93% due 02/25/2021	1,000,000	997,300
JPMorgan Chase & Co. FRS Senior Notes 2.01% due 04/28/2020	5,000,000	5,109,000
Morgan Stanley FRS Senior Notes 1.01% due 01/05/2018	884,000	887,615
Morgan Stanley FRS Senior Notes 1.52% due 08/24/2023	468,000	458,640
Morgan Stanley FRS Senior Notes 1.53% due 02/25/2016	1,400,000	1,409,677
Morgan Stanley FRS Senior Notes 1.97% due 12/15/2019	1,813,000	1,853,792
Morgan Stanley FRS Senior Notes 1.97% due 01/24/2020	2,203,000	2,225,030
Morgan Stanley FRS Senior Notes 1.97% due 04/25/2023	3,870,000	3,952,237
Morgan Stanley FRS Senior Notes 1.97% due 06/09/2023	664,000	679,770

		40,112,358

Diversified Financial Services — 0.6%
General Electric Capital Corp. Company Guar. Notes 1.50% due 07/12/2016	830,000	837,702
Morgan Stanley & Co. LLC FRS Senior Notes 1.97% due 02/11/2020	2,000,000	2,047,500

		2,885,202

Finance - Consumer Loans — 1.0%
SLM Corp. FRS Senior Notes 1.78% due 06/15/2015	424,000	423,576
SLM Corp. FRS Senior Notes 2.13% due 12/15/2020	1,317,000	1,198,865
SLM Corp. FRS Senior Notes 2.23% due 05/03/2019	3,176,000	3,005,449

		4,627,890

128

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Principal Amount**	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 04/14/2011†	$400,000	$44,560
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 6/10/2014†	578,000	63,580
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 11/01/2014†	1,000,000	111,400

		219,540

Insurance - Life/Health — 2.1%
Allstate Life Global Funding Trusts FRS Senior Sec. Notes 0.00% due 11/25/2016	1,744,000	1,739,309
Pacific Life Global Funding FRS Senior Notes 2.05% due 06/02/2018*	300,000	301,950
Pacific Life Global Funding FRS Bonds 2.16% due 02/06/2016*	6,000,000	5,976,000
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	307,000	349,571
Prudential Financial, Inc. FRS Senior Notes 2.68% due 05/23/2018	2,000,000	2,037,440

		10,404,270

Insurance - Multi-line — 1.1%
Monumental Global Funding III FRS Senior Sec. Notes 2.15% due 05/22/2018*	5,000,000	5,424,615

Medical - Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 3.13% due 05/01/2025	570,000	554,467

Medical - Drugs — 0.0%
AbbVie, Inc. Senior Notes 3.20% due 11/06/2022	53,000	53,234

Metal - Copper — 0.2%
Freeport-McMoRan, Inc. Company Guar. Notes 2.30% due 11/14/2017	883,000	884,289

Oil Companies - Exploration & Production — 0.0%
Southwestern Energy Co. Senior Notes 3.30% due 01/23/2018	186,000	191,253

Pipelines — 0.1%
Kinder Morgan, Inc. Company Guar. Notes 2.00% due 12/01/2017	456,000	457,016

Real Estate Investment Trusts — 0.1%
Omega Healthcare Investors, Inc. Company Guar. Notes 4.50% due 04/01/2027*	406,000	399,684

Retail - Building Products — 0.0%
Home Depot, Inc. Senior Notes 4.25% due 04/01/2046	120,000	120,692

Security Description	Principal Amount**	Value (Note 2)

Retail - Drug Store — 0.2%
Walgreens Boots Alliance, Inc. FRS Company Guar. Notes 0.73% due 05/18/2016	$1,200,000	$1,201,589

Special Purpose Entity — 0.6%
Hartford Life Institutional Funding FRS Senior Sec. Notes 2.23% due 05/08/2018*(3)	3,000,000	3,042,960

Steel Pipe & Tube — 0.1%
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	270,000	251,142

Steel - Producers — 0.5%
Glencore Funding LLC FRS Company Guar. Notes 1.64% due 01/15/2019*	2,400,000	2,370,694

Steel - Specialty — 0.4%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	1,880,000	1,950,500

Telecom Services — 0.4%
Qwest Corp. Senior Notes 7.20% due 11/10/2026	2,000,000	2,008,250

Telecommunication Equipment — 0.1%
Harris Corp. Senior Notes 5.05% due 04/27/2045	285,000	283,140

Telephone - Integrated — 0.1%
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	428,000	407,568

Total U.S. Corporate Bonds & Notes
(cost $87,385,508)		87,642,521

FOREIGN CORPORATE BONDS & NOTES — 6.3%
Banks - Commercial — 1.6%
Banco Santander Chile FRS Senior Notes 1.18% due 04/11/2017*	800,000	797,755
Barclays Bank PLC FRS Senior Notes 0.00% due 03/10/2017	2,466,000	2,427,777
BNP Paribas LLC FRS Senior Notes 0.00% due 04/03/2017	674,000	671,506
Industrial & Commercial Bank of China, Ltd. FRS Senior Notes 1.47% due 11/13/2017	1,800,000	1,808,901
Intesa Sanpaolo SpA Sub. Notes 5.02% due 06/26/2024*	1,000,000	1,003,235
Royal Bank of Canada FRS Senior Notes 0.61% due 01/23/2017	1,000,000	1,002,062

		7,711,236

Banks - Money Center — 0.3%
ABN AMRO Bank NV VRS Sub. Notes 6.25% due 09/13/2022	1,000,000	1,082,500

129

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Principal Amount**	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks - Money Center (continued)
Royal Bank of Scotland NV Company Guar. Notes 4.65% due 06/04/2018	$300,000	$315,834

		1,398,334

Chemicals - Plastics — 0.1%
Mexichem SAB de CV Company Guar. Notes 5.88% due 09/17/2044*	320,000	310,560

Diversified Banking Institutions — 2.7%
Royal Bank of Scotland PLC FRS Company Guar. Notes 1.72% due 03/31/2018	2,000,000	2,019,560
Societe Generale SA FRS Company Guar. Notes 0.00% due 05/03/2023(3)	10,000,000	9,440,000
UBS AG VRS Notes 4.75% due 05/22/2023	1,800,000	1,841,863

		13,301,423

Diversified Minerals — 0.2%
Anglo American Capital PLC Company Guar. Notes 2.63% due 09/27/2017*	350,000	353,113
Anglo American Capital PLC Company Guar. Notes 3.63% due 05/14/2020*	527,000	531,054

		884,167

Gold Mining — 0.5%
Goldcorp, Inc. Senior Notes 3.63% due 06/09/2021	529,000	536,273
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	462,000	458,067
Kinross Gold Corp. Company Guar. Notes 5.13% due 09/01/2021#	475,000	480,750
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024	1,036,000	1,006,496

		2,481,586

Insurance - Multi-line — 0.0%
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	162,000	159,387

Medical - Generic Drugs — 0.3%
Actavis Funding SCS FRS Company Guar. Notes 1.14% due 09/01/2016	1,066,000	1,070,146
Actavis Funding SCS FRS Company Guar. Notes 1.35% due 03/12/2018	439,000	443,679

		1,513,825

Metal - Diversified — 0.1%
Noranda, Inc. Company Guar. Notes 6.00% due 10/15/2015	600,000	610,467

Oil Companies - Integrated — 0.2%
Petrobras Global Finance BV FRS Company Guar. Notes 1.90% due 05/20/2016	250,000	245,673

Security Description	Principal Amount**	Value (Note 2)

Oil Companies - Integrated (continued)
Petrobras Global Finance BV FRS Company Guar. Notes 2.42% due 01/15/2019	$500,000	$470,625

		716,298

SupraNational Banks — 0.1%
Inter-American Development Bank FRS Notes 0.32% due 01/15/2019	250,000	250,945

Telephone - Integrated — 0.2%
Telefonica Emisiones SAU FRS Company Guar. Notes 0.91% due 06/23/2017	1,200,000	1,199,233

Total Foreign Corporate Bonds & Notes
(cost $31,140,694)		30,537,461

U.S. GOVERNMENT AGENCIES — 3.2%
Federal Home Loan Bank — 0.1%
Federal Home Loan Bank FRS 2.00% due 05/13/2025	500,000	502,118

Federal Home Loan Mtg. Corp. — 1.9%
Federal Home Loan Mtg. Corp. REMIC FRS Series 4012, Class NF 0.64% due 12/15/2038(4)	1,310,632	1,324,686
Series 3925, Class FL 0.64% due 01/15/2041(4)	1,275,110	1,286,990
Series 4001, Class FM 0.69% due 02/15/2042(4)	684,223	689,702
Series 3355, Class BF 0.89% due 08/15/2037(4)	816,359	829,079
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-DN2, Class M2 1.83% due 04/25/2024(4)	2,500,000	2,491,805
Series 2014-DN1, Class M2 2.38% due 02/25/2024(4)	1,775,000	1,796,504
Series 2015-HQ1, Class M2 2.38% due 03/25/2025(4)	1,000,000	1,007,807

		9,426,573

Federal National Mtg. Assoc. — 1.1%
Federal National Mtg. Assoc. REMIC FRS Series 2012-93, Class BF 0.58% due 09/25/2042(4)	1,925,384	1,935,371
Series 2011-103, Class FD 0.63% due 05/25/2040(4)	3,193,183	3,209,229

		5,144,600

Government National Mtg. Assoc. — 0.1%
Government National Mtg. Assoc. REMIC FRS Series 2010-14, Class FN 0.73% due 02/16/2040(4)	683,704	691,049

Total U.S. Government Agencies
(cost $15,682,060)		15,764,340

U.S. GOVERNMENT TREASURIES — 53.7%
United States Treasury Bonds TIPS(5) — 22.0%
0.75% due 02/15/2045	1,531,450	1,465,167
1.38% due 02/15/2044	4,340,448	4,833,835
1.75% due 01/15/2028	20,170,794	23,286,234
2.00% due 01/15/2026	9,527,254	11,134,978
2.13% due 02/15/2040	2,621,352	3,346,318
2.13% due 02/15/2041	5,034,307	6,477,345
2.50% due 01/15/2029	9,346,175	11,749,899

130

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Principal Amount**/ Shares		Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Bonds TIPS(5) (continued)
3.63% due 04/15/2028		$13,136,310	$18,239,977
3.88% due 04/15/2029		18,309,383	26,455,630

			106,989,383

United States Treasury Notes TIPS(5) — 31.7%
0.13% due 04/15/2016		13,288,686	13,367,594
0.13% due 04/15/2017		19,628,502	19,933,667
0.13% due 04/15/2018		14,910,396	15,180,647
0.13% due 04/15/2019		3,909,061	3,973,193
0.13% due 07/15/2022		3,592,995	3,603,098
0.13% due 01/15/2023		13,295,750	13,224,073
0.13% due 07/15/2024		5,219,655	5,170,314
0.25% due 01/15/2025		4,485,195	4,472,583
0.63% due 07/15/2021		1,047,430	1,089,327
0.63% due 01/15/2024		1,972,932	2,034,894
1.13% due 01/15/2021		7,014,670	7,468,982
1.25% due 07/15/2020		3,247,440	3,495,564
1.38% due 07/15/2018		10,838,124	11,541,757
1.38% due 01/15/2020		6,550,140	7,040,379
1.88% due 07/15/2015		15,777,970	15,876,582
1.88% due 07/15/2019		1,658,460	1,816,662
2.00% due 01/15/2016		5,947,100	6,051,174
2.38% due 01/15/2017		4,682,520	4,927,622
2.38% due 01/15/2025		3,757,200	4,498,954
2.63% due 07/15/2017		9,112,320	9,822,798

			154,589,864

Total U.S. Government Treasuries
(cost $242,608,643)			261,579,247

FOREIGN GOVERNMENT OBLIGATIONS — 10.4%
Sovereign — 10.4%
Brazil Notas do Tesouro Nacional Notes 6.00% due 05/15/2017(5)	BRL	9,491,655	2,970,144
Commonwealth of Australia Bonds 2.81% due 09/20/2030(5)	AUD	3,091,825	2,956,868
Commonwealth of Australia Bonds 3.46% due 09/20/2025(5)	AUD	16,133,600	15,447,579
Government of Canada Bonds 1.50% due 12/01/2044(5)	CAD	1,201,541	1,225,483
Government of Canada Bonds 4.25% due 12/01/2021(5)	CAD	18,026,251	19,126,728
United Kingdom Inflation Linked Gilt Treasury Bonds 0.13% due 03/22/2029(5)	GBP	3,800,768	6,599,712
United Kingdom Inflation Linked Gilt Treasury Bonds 0.13% due 03/22/2044(5)	GBP	1,166,539	2,334,401

Total Foreign Government Obligations
(cost $56,284,125)			50,660,915

PREFERRED SECURITIES — 2.3%
Banks - Commercial — 0.2%
HSBC USA, Inc. FRS Series F 3.50%#		54,400	1,230,528

Banks - Money Center — 0.1%
UBS Preferred Funding Trust IV FRS 0.89%#		21,000	412,650

Security Description	Shares		Value (Note 2)

Banks - Super Regional — 0.2%
Wells Fargo & Co. FRS 5.85%		40,000	$1,034,400

Diversified Banking Institutions — 0.1%
JPMorgan Chase & Co. 6.10%		10,000	247,200

Electric - Integrated — 0.2%
Alabama Power Co. 6.50%		770	21,214
Southern California Edison Co. FRS 4.13%#		10,000	1,010,000

			1,031,214

Finance - Consumer Loans — 0.6%
SLM Corp. FRS 1.98%#		84,412	2,060,497
SLM Corp. FRS 2.03%		33,871	811,549

			2,872,046

Insurance - Life/Health — 0.9%
Principal Financial Group, Inc. FRS 5.56%		11,000	1,110,450
Prudential Financial, Inc. FRS 2.37%		138,486	3,538,317

			4,648,767

Total Preferred Securities
(cost $11,363,921)			11,476,805

PREFERRED SECURITIES/CAPITAL SECURITIES — 3.9%
Banks - Commercial — 0.2%
Banco do Brasil SA VRS 9.00% due 06/18/2024*(6)		800,000	735,000
Standard Chartered PLC VRS 6.50% due 04/02/2020*#(6)		280,000	283,475

			1,018,475

Banks - Fiduciary — 0.1%
UBS Preferred Funding Trust V FRS 6.24% due 05/15/2016#(6)		600,000	621,000

Banks - Super Regional — 0.3%
Capital One Financial Corp. FRS Series E 5.55% due 06/01/2020(6)		368,000	368,460
PNC Preferred Funding Trust II FRS 1.49% due 03/15/2017*(6)		1,000,000	922,500

			1,290,960

Diversified Banking Institutions — 1.3%
BAC Capital Trust XIV FRS 4.00% due 06/09/2015(6)		1,800,000	1,444,500
BNP Paribas SA FRS 7.44% due 10/23/2017(6)	GBP	200,000	335,817
Credit Suisse Group AG VRS 6.25% due 12/18/2024*(6)		500,000	490,625
Deutsche Bank AG VRS 7.50% due 04/30/2025#(6)		800,000	812,000
Goldman Sachs Group, Inc. FRS Series M 5.38% due 05/10/2020(6)		783,000	781,042
HSBC Holdings PLC VRS 6.38% due 03/30/2025(6)		492,000	504,792
JPMorgan Chase & Co. FRS 5.30% due 05/01/2020(6)		1,000,000	1,002,400

131

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Principal Amount**/ Shares	Value (Note 2)

PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(6)	135,000	$139,050
Societe Generale SA VRS 6.00% due 01/27/2020*#(6)	700,000	668,500

		6,178,726

Electric - Integrated — 0.2%
Dominion Resources, Inc. FRS 2.57% due 09/30/2066	1,200,000	1,103,986

Insurance - Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.38% due 05/15/2045	121,000	121,832

Insurance - Multi-line — 1.1%
Genworth Holdings, Inc. FRS 6.15% due 11/15/2066	800,000	502,000
XL Group PLC FRS 6.50% due 04/15/2017(6)	4,083,000	3,517,505
ZFS Finance USA Trust V FRS 6.50% due 05/09/2067*	1,000,000	1,063,750

		5,083,255

Insurance - Property/Casualty — 0.1%
ZFS Finance USA Trust II FRS 6.45% due 12/15/2065*	500,000	517,500

Insurance - Reinsurance — 0.2%
Swiss Re Capital I LP FRS 6.85% due 05/25/2016*(6)	1,000,000	1,033,750

Pipelines — 0.1%
DCP Midstream LLC FRS 5.85% due 05/21/2043*	493,000	406,725

Special Purpose Entity — 0.3%
Goldman Sachs Capital III FRS 4.00% due 07/06/2015(6)	1,900,000	1,467,750

Total Preferred Securities/Capital Securities
(cost $19,858,946)		18,843,959

Total Long-Term Investment Securities
(cost $465,627,022)		477,803,019

SHORT-TERM INVESTMENT SECURITIES — 1.5%
Certificates of Deposit — 0.6%
Banco Bilbao Vizcaya Argentaria FRS 1.13% due 05/16/2016	$3,000,000	2,988,294

Registered Investment Companies — 0.8%
State Street Navigator Securities Lending Prime Portfolio(7)	3,957,958	3,957,958

Security Description	Principal Amount**	Value (Note 2)

Time Deposits — 0.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/01/2015	$655,000	$655,000

Total Short-Term Investment Securities
(cost $7,607,324)		7,601,252

TOTAL INVESTMENTS
(cost $473,234,346)(8)	99.6%	485,404,271
Other assets less liabilities	0.4	2,073,194

NET ASSETS	100.0%	$487,477,465

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2015, the aggregate value of these securities was $28,280,787 representing 5.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**	Denominated in United States Dollars unless otherwise indicated.
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	Commercial Mortgage Backed Security
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of May 31, 2015.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(4)	Collateralized Mortgage Obligation
(5)	Principal amount of security is adjusted for inflation.
(6)	Perpetual maturity — maturity date reflects the next call date.
(7)	At May 31, 2015, the Fund had loaned securities with a total value of $3,864,663. This was secured by collateral of $3,957,958, which was received in cash and subsequently invested in short-term investments currently valued at $3,957,958 as reported in the Portfolio of Investments.
(8)	See Note 5 for cost of investments on a tax basis.

AUD—Australian Dollar

BRL—Brazilian Dollar

CAD—Canadian Dollar

GBP—British Pound

REMIC—Real Estate Mortgage Investment Conduit

TIPS—Treasury Inflation Protected Security

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of May 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$1,297,771	$—	$1,297,771
U.S. Corporate Bonds & Notes:
Special Purpose Entity	—	—	3,042,960	3,042,960
Other Industries	—	84,599,561	—	84,599,561
Foreign Corporate Bonds & Notes:
Diversified Banking Institutions	—	3,861,423	9,440,000	13,301,423
Other Industries	—	17,236,038	—	17,236,038

132

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Agencies	$—	$15,764,340	$—	$15,764,340
U.S. Government Treasuries	—	261,579,247	—	261,579,247
Foreign Government Obligations	—	50,660,915	—	50,660,915
Preferred Securities	11,476,805	—	—	11,476,805
Preferred Securities/Capital Securities	—	18,843,959	—	18,843,959
Short-Term Investment Securities:
Registered Investment Companies	3,957,958	—	—	3,957,958
Other Short-Term Investment Securities	—	3,643,294	—	3,643,294

Total Investments at Value	$15,434,763	$457,486,548	$12,482,960	$485,404,271

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
Balance as of 5/31/2014	$725,053	$11,751,600
Accrued discounts	—	1,434
Accrued premiums	(25,356)	—
Realized gain	—	—
Realized loss	(301,463)	—
Change in unrealized appreciation(1)	273,685	—
Change in unrealized depreciation(1)	(80,796)	(293,474)
Net purchases	3,148,890	—
Net sales	(697,053)	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	(2,019,560)

Balance as of 5/31/2015	$3,042,960	$9,440,000

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at May 31, 2015 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
$(80,796)	$(260,000)

Any difference between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities no longer classified as Level 3 or sold/no longer held at May 31, 2015.

The Fund’s securities classified as Level 3, with a fair value of $12,482,960 at May 31, 2015, are attributable to valuations from a single broker which were deemed to be indicative quotes (which do not necessarily represent prices the broker may be willing to trade on).

See Notes to Financial Statements

133

VALIC Company I International Equities Index Fund

PORTFOLIO PROFILE — May 31, 2015 (unaudited)

Industry Allocation*

Medical — Drugs	8.8%
Banks — Commercial	8.7
Registered Investment Companies	7.8
Diversified Banking Institutions	5.4
Auto — Cars/Light Trucks	4.1
Oil Companies — Integrated	3.6
Exchange-Traded Funds	3.3
Food — Misc./Diversified	3.0
Telephone — Integrated	2.9
Insurance — Life/Health	2.2
Electric — Integrated	2.2
Insurance — Multi-line	1.8
Brewery	1.6
Chemicals — Diversified	1.5
Real Estate Investment Trusts	1.5
Tobacco	1.5
Repurchase Agreements	1.4
Cosmetics & Toiletries	1.4
Food — Retail	1.3
Transport — Rail	1.2
Diversified Minerals	1.1
Real Estate Operations & Development	1.1
Gas — Distribution	1.0
Retail — Apparel/Shoe	1.0
Machinery — Electrical	0.9
Cellular Telecom	0.9
Diversified Manufacturing Operations	0.9
Electronic Components — Misc.	0.9
U.S. Government Treasuries	0.9
Auto/Truck Parts & Equipment — Original	0.9
Import/Export	0.9
Metal — Diversified	0.8
Oil Companies — Exploration & Production	0.8
Finance — Other Services	0.8
Beverages — Wine/Spirits	0.7
Insurance — Property/Casualty	0.7
Chemicals — Specialty	0.7
Soap & Cleaning Preparation	0.7
Steel — Producers	0.7
Rubber — Tires	0.6
Industrial Gases	0.6
Diversified Operations	0.6
Building Products — Cement	0.5
Aerospace/Defense	0.5
Retail — Jewelry	0.5
Enterprise Software/Service	0.5
Audio/Video Products	0.5
Real Estate Management/Services	0.5
Aerospace/Defense — Equipment	0.5
Building & Construction Products — Misc.	0.5
Machinery — Construction & Mining	0.5
Insurance — Reinsurance	0.4
Telecom Services	0.4
Machinery — General Industrial	0.4
Investment Companies	0.4
Finance — Investment Banker/Broker	0.4
Agricultural Chemicals	0.4
Semiconductor Equipment	0.4
Electronic Components — Semiconductors	0.4
Medical — Generic Drugs	0.4
Office Automation & Equipment	0.4
Building — Heavy Construction	0.4
Textile — Apparel	0.4
Medical Products	0.4
Building & Construction — Misc.	0.4
Building — Residential/Commercial	0.4
Transport — Services	0.3
Multimedia	0.3
Dialysis Centers	0.3

Industrial Automated/Robotic	0.3
Power Converter/Supply Equipment	0.3
Hotels/Motels	0.3
Food — Catering	0.3
Human Resources	0.3
Metal Processors & Fabrication	0.3
Apparel Manufacturers	0.3
Water	0.3
Public Thoroughfares	0.3
Commercial Services	0.2
Electric Products — Misc.	0.2
Networking Products	0.2
Medical — Biomedical/Gene	0.2
Retail — Major Department Stores	0.2
Auto — Heavy Duty Trucks	0.2
Casino Hotels	0.2
Advertising Agencies	0.2
Distribution/Wholesale	0.2
Machinery — Farming	0.2
Television	0.2
Transport — Marine	0.2
Advertising Services	0.2
Photo Equipment & Supplies	0.2
Computer Services	0.2
Wireless Equipment	0.2
Electronic Measurement Instruments	0.2
Medical Instruments	0.2
Security Services	0.2
Optical Supplies	0.2
Diversified Operations/Commercial Services	0.2
Finance — Leasing Companies	0.2
Satellite Telecom	0.2
Retail — Building Products	0.2
Transactional Software	0.2
Electric — Transmission	0.2
Gold Mining	0.2
Airlines	0.1
Cable/Satellite TV	0.1
Investment Management/Advisor Services	0.1
Athletic Footwear	0.1
Oil Refining & Marketing	0.1
Oil — Field Services	0.1
Toys	0.1
Building Products — Air & Heating	0.1
Machine Tools & Related Products	0.1
Electronics — Military	0.1
Paper & Related Products	0.1
Computers — Integrated Systems	0.1
Commercial Services — Finance	0.1
Web Portals/ISP	0.1
Diversified Financial Services	0.1
Publishing — Books	0.1
Resorts/Theme Parks	0.1
Telecommunication Equipment	0.1
Retail — Discount	0.1
Beverages — Non-alcoholic	0.1
Containers — Paper/Plastic	0.1
E-Commerce/Products	0.1
Publishing — Periodicals	0.1
Energy — Alternate Sources	0.1
Retail — Vision Service Center	0.1
Pipelines	0.1
Oil & Gas Drilling	0.1
Private Equity	0.1
Bicycle Manufacturing	0.1
Retail — Consumer Electronics	0.1
Steel Pipe & Tube	0.1
Printing — Commercial	0.1
Computer Aided Design	0.1

134

VALIC Company I International Equities Index Fund

PORTFOLIO PROFILE — May 31, 2015 — (continued)

Industry Allocation* (continued)

Gas — Transportation	0.1%
Retail — Regional Department Stores	0.1
Computers — Memory Devices	0.1
Applications Software	0.1
Cruise Lines	0.1
Medical — Hospitals	0.1
Rental Auto/Equipment	0.1
Appliances	0.1
Transport — Truck	0.1
Computer Data Security	0.1
Machinery — Pumps	0.1
Building Products — Doors & Windows	0.1
Motorcycle/Motor Scooter	0.1
Tools — Hand Held	0.1
Mining Services	0.1
MRI/Medical Diagnostic Imaging	0.1
Publishing — Newspapers	0.1

107.9%

Country Allocation*

Japan	21.3%
United Kingdom	18.0
United States	13.4
Switzerland	8.9
France	8.7
Germany	8.4
Australia	6.5
Spain	3.2
Netherlands	3.1
Sweden	2.8
Hong Kong	2.6
Italy	2.0
Denmark	1.6
Singapore	1.3
Jersey	1.2
Belgium	1.2
Finland	0.8
Norway	0.6
Israel	0.5
Ireland	0.4
Cayman Islands	0.4
Luxembourg	0.4
Bermuda	0.2
Austria	0.2
Portugal	0.1
New Zealand	0.1

107.9%

*	Calculated as a percentage of net assets

135

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 93.9%
Australia — 6.5%
AGL Energy, Ltd.(1)	50,755	$627,404
ALS, Ltd.#(1)	30,987	144,210
Alumina, Ltd.(1)	197,532	265,989
Amcor, Ltd.(1)	93,991	1,036,715
AMP, Ltd.(1)	227,997	1,151,820
APA Group(1)	84,538	598,091
Asciano, Ltd.(1)	76,186	391,695
ASX, Ltd.(1)	14,935	473,711
Aurizon Holdings, Ltd.(1)	161,995	658,448
AusNet Services(1)	131,509	152,925
Australia & New Zealand Banking Group, Ltd.(1)	210,925	5,324,793
Bank of Queensland, Ltd.(1)	27,861	280,523
Bendigo & Adelaide Bank, Ltd.(1)	33,627	315,028
BGP Holdings PLC†(2)(7)	835,027	0
BHP Billiton, Ltd.(1)	246,625	5,531,523
Boral, Ltd.(1)	61,189	291,523
Brambles, Ltd.(1)	121,910	1,062,743
Caltex Australia, Ltd.(1)	10,464	268,605
CIMIC Group, Ltd.(1)	7,987	147,331
Coca-Cola Amatil, Ltd.(1)	44,505	341,786
Cochlear, Ltd.(1)	4,434	299,058
Commonwealth Bank of Australia(1)	124,080	8,017,292
Computershare, Ltd.(1)	36,757	360,866
Crown Resorts, Ltd.(1)	28,179	280,394
CSL, Ltd.(1)	36,297	2,583,399
Dexus Property Group(1)	72,260	440,241
Federation Centres(1)	111,339	257,965
Flight Centre Travel Group, Ltd.#(1)	4,399	155,919
Fortescue Metals Group, Ltd.#(1)	128,473	235,464
Goodman Group(1)	133,938	666,661
GPT Group(1)	130,772	459,393
Harvey Norman Holdings, Ltd.(1)	41,371	147,948
Healthscope, Ltd.(1)	85,336	181,439
Iluka Resources, Ltd.#(1)	32,753	224,236
Incitec Pivot, Ltd.(1)	129,131	391,577
Insurance Australia Group, Ltd.(1)	181,806	783,862
Lend Lease Group(1)	42,775	541,335
Macquarie Group, Ltd.(1)	22,533	1,399,753
Medibank Private, Ltd.†(1)	210,107	342,569
Mirvac Group(1)	287,211	438,810
National Australia Bank, Ltd.(1)	181,452	4,733,283
Newcrest Mining, Ltd.†(1)	58,287	630,040
Novion Property Group(1)	164,245	304,910
Orica, Ltd.#(1)	29,022	483,006
Origin Energy, Ltd.(1)	84,611	853,482
Platinum Asset Management, Ltd.(1)	17,244	102,938
Qantas Airways, Ltd.†(1)	42,254	113,328
QBE Insurance Group, Ltd.(1)	103,202	1,149,984
Ramsay Health Care, Ltd.(1)	10,350	500,819
REA Group, Ltd.#(1)	4,157	123,364
Rio Tinto, Ltd.(1)	33,396	1,476,535
Santos, Ltd.(1)	74,449	466,730
Scentre Group(1)	404,061	1,215,429
Seek, Ltd.(1)	25,888	333,067
Sonic Healthcare, Ltd.(1)	29,633	452,540
South32, Ltd. (ASE)†#	246,625	412,940
South32, Ltd. (LSE)†	162,127	267,618
Stockland(1)	180,497	595,670
Suncorp Group, Ltd.(1)	99,549	1,024,913
Sydney Airport(1)	84,807	367,209
Tabcorp Holdings, Ltd.(1)	58,533	223,792
Tatts Group, Ltd.(1)	108,548	343,930
Telstra Corp., Ltd.(1)	325,547	1,540,739
TPG Telecom, Ltd.#(1)	21,960	150,956

Security Description	Shares	Value (Note 2)

Australia (continued)
Transurban Group(1)	134,455	$1,040,774
Treasury Wine Estates, Ltd.(1)	50,378	206,105
Wesfarmers, Ltd.(1)	86,534	2,878,651
Westfield Corp.†(1)	150,757	1,107,753
Westpac Banking Corp.(1)	238,355	6,087,277
Woodside Petroleum, Ltd.(1)	56,890	1,584,075
Woolworths, Ltd.#(1)	97,394	2,077,394
WorleyParsons, Ltd.#(1)	15,753	130,449

		70,252,744

Austria — 0.2%
ANDRITZ AG(1)	5,683	351,502
Erste Group Bank AG†#(1)	21,641	628,030
IMMOFINANZ AG†#(1)	74,676	198,891
OMV AG#(1)	11,211	318,383
Raiffeisen Bank International AG(1)	9,092	139,860
Vienna Insurance Group AG Wiener Versicherung Gruppe#(1)	2,968	112,849
Voestalpine AG(1)	8,648	359,828

		2,109,343

Belgium — 1.2%
Ageas#(1)	17,224	645,094
Anheuser-Busch InBev NV(1)	61,629	7,433,153
Belgacom SA(1)	11,801	410,076
Colruyt SA(1)	5,803	261,092
Delhaize Group SA#(1)	8,072	720,595
Groupe Bruxelles Lambert SA(1)	6,303	524,259
KBC Groep NV(1)	19,283	1,293,754
Solvay SA(1)	4,600	637,004
Telenet Group Holding NV†#(1)	4,104	223,335
UCB SA(1)	9,717	695,231
Umicore SA(1)	7,186	353,029

		13,196,622

Bermuda — 0.2%
Cheung Kong Infrastructure Holdings, Ltd.(1)	46,000	379,067
First Pacific Co., Ltd.(1)	182,000	172,281
Kerry Properties, Ltd.(1)	49,500	206,482
Li & Fung, Ltd.(1)	446,000	385,590
Noble Group, Ltd.#(1)	333,000	195,824
NWS Holdings, Ltd.(1)	114,000	185,223
Seadrill, Ltd.#(1)	28,740	345,082
Shangri-La Asia, Ltd.(1)	80,000	124,825
Yue Yuen Industrial Holdings, Ltd.(1)	55,000	189,374

		2,183,748

Cayman Islands — 0.4%
ASM Pacific Technology, Ltd.#(1)	18,500	192,402
Cheung Kong Property Holdings, Ltd.†(6)	105,000	637,829
CK Hutchison Holdings, Ltd.(1)	105,000	1,629,299
HKT Trust and HKT, Ltd.(1)	204,000	256,551
MGM China Holdings, Ltd.#(1)	73,600	133,495
Sands China, Ltd.(1)	185,600	717,419
WH Group, Ltd.†*(1)	280,500	214,844
Wynn Macau, Ltd.#(1)	120,400	225,208

		4,007,047

Denmark — 1.6%
AP Moeller - Maersk A/S, Series A(1)	295	555,151
AP Moeller - Maersk A/S, Series B(1)	548	1,058,749
Carlsberg A/S, Class B(1)	8,260	759,352
Coloplast A/S, Class B(1)	8,636	652,176
Danske Bank A/S(1)	50,500	1,481,243
DSV A/S(1)	14,033	488,964

136

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Denmark (continued)
ISS A/S(1)	9,042	$310,609
Novo Nordisk A/S, Class B(1)	153,816	8,716,091
Novozymes A/S, Class B(1)	18,636	896,386
Pandora A/S(1)	8,943	901,685
TDC A/S(1)	62,075	465,085
Tryg A/S(1)	8,340	166,623
Vestas Wind Systems A/S(1)	17,117	877,297
William Demant Holding A/S†(1)	1,754	144,482

		17,473,893

Finland — 0.8%
Elisa Oyj(1)	11,218	344,431
Fortum Oyj(1)	34,254	652,136
Kone Oyj, Class B#(1)	24,104	1,010,928
Metso Oyj(1)	8,711	250,995
Neste Oyj#(1)	9,796	248,149
Nokia Oyj#(1)	287,278	2,099,695
Nokian Renkaat Oyj#(1)	8,774	283,185
Orion Oyj, Class B#(1)	7,747	259,336
Sampo Oyj, Class A(1)	34,169	1,613,636
Stora Enso Oyj, Class R(1)	42,854	448,603
UPM-Kymmene Oyj(1)	41,298	741,167
Wartsila Oyj Abp(1)	11,451	511,832

		8,464,093

France — 8.7%
Accor SA(1)	13,405	737,235
Aeroports de Paris#(1)	2,302	284,825
Air Liquide SA#(1)	26,301	3,390,318
Alcatel-Lucent†(1)	218,838	875,159
Alstom SA†(1)	16,675	522,279
Arkema SA(1)	4,967	369,074
Atos SE(1)	6,139	472,589
AXA SA(1)	139,186	3,517,304
BNP Paribas SA(1)	80,934	4,902,947
Bollore SA(1)	42,238	241,938
Bouygues SA(1)	12,924	509,102
Bureau Veritas SA#(1)	17,398	398,780
Cap Gemini SA#(1)	11,129	970,939
Carrefour SA†(1)	48,040	1,631,378
Casino Guichard Perrachon SA#(1)	4,374	343,550
Christian Dior SE(1)	4,195	842,579
Cie de Saint-Gobain(1)	34,610	1,619,056
Cie Generale des Etablissements Michelin#(1)	14,446	1,552,477
CNP Assurances(1)	13,363	221,028
Credit Agricole SA#(1)	77,324	1,159,474
Danone SA(1)	44,511	3,058,098
Dassault Systemes#(1)	9,964	778,977
Edenred(1)	15,896	401,622
Electricite de France SA#(1)	18,697	459,658
Essilor International SA(1)	15,747	1,923,529
Eurazeo SA(1)	3,116	208,841
Eutelsat Communications SA(1)	11,799	401,997
Fonciere Des Regions(1)	2,208	194,566
GDF Suez(1)	110,824	2,238,125
Gecina SA(1)	2,169	285,744
Groupe Eurotunnel SE(1)	36,473	549,520
Hermes International(1)	2,007	785,864
ICADE(1)	2,881	224,698
Iliad SA(1)	2,047	464,072
Imerys SA(1)	2,665	199,520
JCDecaux SA(1)	5,180	211,475
Kering(1)	5,771	1,014,189
Klepierre(1)	13,977	623,379

Security Description	Shares	Value (Note 2)

France (continued)
L’Oreal SA(1)	19,293	$3,645,976
Lafarge SA(1)	14,268	1,007,404
Lagardere SCA(1)	9,521	288,654
Legrand SA#(1)	20,150	1,134,816
LVMH Moet Hennessy Louis Vuitton SE(1)	21,396	3,828,572
Natixis SA(1)	71,670	537,601
Numericable-SFR SAS†(1)	7,476	431,591
Orange SA(1)	141,758	2,246,378
Pernod Ricard SA(1)	16,393	2,027,524
Peugeot SA†(1)	30,558	641,249
Publicis Groupe SA#(1)	14,170	1,137,894
Remy Cointreau SA(1)	1,868	134,769
Renault SA(1)	14,699	1,534,569
Rexel SA#(1)	20,699	379,763
Safran SA(1)	20,750	1,468,603
Sanofi(1)	91,102	8,929,254
Schneider Electric SE(1)	40,163	3,046,250
SCOR SE(1)	11,847	406,163
Societe BIC SA(1)	2,238	369,000
Societe Generale SA#(1)	55,414	2,588,283
Sodexo SA(1)	7,379	761,347
Suez Environnement Co.(1)	21,762	419,896
Technip SA(1)	7,801	515,277
Thales SA#(1)	7,184	447,194
Total SA(1)	163,594	8,279,521
Unibail-Rodamco(1)	7,523	1,936,491
Valeo SA#(1)	5,872	942,448
Vallourec SA#(1)	8,558	211,801
Veolia Environnement SA(1)	31,753	660,022
Vinci SA(1)	35,943	2,136,199
Vivendi SA(1)	93,127	2,378,561
Wendel SA(1)	2,485	316,798
Zodiac Aerospace(1)	14,647	534,323

		93,910,096

Germany — 7.8%
adidas AG#(1)	16,215	1,273,979
Allianz SE(1)	34,991	5,486,278
Axel Springer SE#(1)	3,084	167,983
BASF SE(1)	70,144	6,488,215
Bayer AG#(1)	63,382	8,991,734
Bayerische Motoren Werke AG#(1)	25,357	2,804,995
Beiersdorf AG#(1)	7,835	709,396
Brenntag AG(1)	11,672	704,776
Celesio AG(1)	3,931	114,413
Commerzbank AG†(1)	75,080	999,238
Continental AG(1)	8,440	1,949,256
Daimler AG#(1)	73,582	6,893,732
Deutsche Annington Immobilien SE(1)	26,173	828,832
Deutsche Bank AG#(1)	105,766	3,184,941
Deutsche Boerse AG(1)	14,904	1,193,841
Deutsche Lufthansa AG†(1)	18,384	258,479
Deutsche Post AG(1)	74,042	2,232,051
Deutsche Telekom AG(1)	243,167	4,178,629
Deutsche Wohnen AG (BR)(1)	22,489	547,835
E.ON SE#(1)	153,272	2,251,147
Fraport AG Frankfurt Airport Services Worldwide(1)	2,902	190,513
Fresenius Medical Care AG & Co. KGaA#(1)	16,752	1,431,106
Fresenius SE & Co. KGaA(1)	29,283	1,866,757
GEA Group AG#(1)	13,910	676,350
Hannover Rueck SE(1)	4,685	455,189
HeidelbergCement AG(1)	10,976	890,496
Henkel AG & Co. KGaA(1)	9,123	937,069
Hugo Boss AG(1)	4,280	488,705

137

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Germany (continued)
Infineon Technologies AG(1)	87,377	$1,139,118
K+S AG(1)	13,462	438,787
Kabel Deutschland Holding AG†(1)	1,703	230,084
LANXESS AG(1)	7,163	397,586
Linde AG(1)	14,239	2,734,932
MAN SE#(1)	2,728	281,947
Merck KGaA(1)	9,795	1,047,730
Metro AG#(1)	12,621	438,017
Muenchener Rueckversicherungs-Gesellschaft AG(1)	13,281	2,450,867
OSRAM Licht AG(1)	7,019	369,978
ProSiebenSat.1 Media AG#(1)	16,677	797,533
RWE AG#(1)	37,591	877,920
SAP SE(1)	70,325	5,207,512
Siemens AG(1)	60,735	6,389,853
Symrise AG(1)	9,400	598,405
Telefonica Deutschland Holding AG#(1)	45,185	249,918
ThyssenKrupp AG#(1)	34,514	914,421
TUI AG(1)	16,390	290,742
United Internet AG(1)	9,138	427,013
Volkswagen AG(1)	2,303	555,251

		84,033,549

Hong Kong — 2.6%
AIA Group, Ltd.(1)	923,800	6,055,241
Bank of East Asia, Ltd.(1)	96,600	434,402
BOC Hong Kong Holdings, Ltd.(1)	289,000	1,190,651
Cathay Pacific Airways, Ltd.(1)	90,000	230,103
CLP Holdings, Ltd.(1)	145,000	1,267,014
Galaxy Entertainment Group, Ltd.(1)	178,000	849,064
Hang Lung Properties, Ltd.(1)	171,000	539,113
Hang Seng Bank, Ltd.(1)	58,900	1,179,076
Henderson Land Development Co., Ltd.(1)	80,000	643,961
Hong Kong & China Gas Co., Ltd.(1)	484,000	1,165,536
Hong Kong Exchanges and Clearing, Ltd.(1)	85,000	3,262,125
Hutchison Whampoa, Ltd.(1)	162,000	2,399,743
Hysan Development Co., Ltd.(1)	47,000	214,856
Link REIT(1)	178,000	1,035,343
MTR Corp., Ltd.(1)	109,500	525,307
New World Development Co., Ltd.(1)	398,000	527,581
PCCW, Ltd.(1)	310,000	193,772
Power Assets Holdings, Ltd.(1)	105,500	1,009,129
Sino Land Co., Ltd.(1)	226,000	384,643
SJM Holdings, Ltd.#(1)	148,000	189,143
Sun Hung Kai Properties, Ltd.(1)	129,000	2,180,898
Swire Pacific, Ltd., Class A(1)	48,000	642,304
Swire Properties, Ltd.(1)	88,800	301,716
Techtronic Industries Co., Ltd.(1)	104,500	359,067
Wharf Holdings, Ltd.(1)	112,000	772,563
Wheelock & Co., Ltd.(1)	67,000	359,254

		27,911,605

Ireland — 0.4%
Bank of Ireland†(1)	2,119,954	810,311
CRH PLC(1)	62,285	1,746,857
James Hardie Industries PLC CDI(1)	35,168	474,148
Kerry Group PLC, Class A(1)	12,203	911,704
Ryanair Holdings PLC(1)	14,287	181,545

		4,124,565

Isle of Man — 0.0%
Genting Singapore PLC#(1)	469,000	319,653

Israel — 0.5%
Bank Hapoalim BM(1)	81,463	427,192
Bank Leumi Le-Israel BM†(1)	102,146	399,339

Security Description	Shares	Value (Note 2)

Israel (continued)
Bezeq The Israeli Telecommunication Corp., Ltd.(1)	147,227	$246,412
Delek Group, Ltd.(1)	361	104,200
Israel Chemicals, Ltd.(1)	34,306	245,312
Israel Corp., Ltd.(1)	207	73,810
Mizrahi Tefahot Bank, Ltd.(1)	10,606	120,623
NICE Systems, Ltd.(1)	4,513	283,628
Teva Pharmaceutical Industries, Ltd.(1)	65,786	3,960,950

		5,861,466

Italy — 2.0%
Assicurazioni Generali SpA#(1)	90,574	1,751,843
Atlantia SpA#(1)	32,184	828,306
Banca Monte dei Paschi di Siena SpA†#(1)	16,207	32,848
Banco Popolare SC†#(1)	28,292	477,487
Enel Green Power SpA#(1)	135,300	256,159
Enel SpA(1)	506,334	2,458,645
Eni SpA(1)	195,650	3,522,440
EXOR SpA(1)	7,743	385,592
Finmeccanica SpA†(1)	30,471	404,587
Intesa Sanpaolo SpA(1)	969,103	3,496,001
Intesa Sanpaolo SpA RSP(1)	72,633	231,463
Luxottica Group SpA(1)	12,980	874,971
Mediobanca SpA(1)	46,173	475,497
Pirelli & C. SpA(1)	18,387	312,208
Prysmian SpA(1)	15,708	354,754
Saipem SpA†#(1)	20,254	257,170
Snam SpA#(1)	157,294	778,470
Telecom Italia SpA†#(1)	789,877	968,226
Telecom Italia SpA RSP†(1)	471,452	465,968
Terna Rete Elettrica Nazionale SpA(1)	117,022	557,970
UniCredit SpA(1)	339,203	2,374,667
Unione di Banche Italiane SCpA(1)	66,263	541,559
UnipolSai SpA#(1)	69,887	189,986

		21,996,817

Japan — 21.3%
ABC-Mart, Inc.#(1)	1,900	109,996
Acom Co., Ltd.†#(1)	30,900	98,828
Advantest Corp.#(1)	11,800	140,258
Aeon Co., Ltd.#(1)	48,800	650,428
AEON Financial Service Co., Ltd.#(1)	8,600	207,723
Aeon Mall Co., Ltd.(1)	8,700	158,641
Air Water, Inc.(1)	12,000	215,113
Aisin Seiki Co., Ltd.(1)	14,700	677,643
Ajinomoto Co., Inc.(1)	43,000	884,529
Alfresa Holdings Corp.(1)	13,500	206,090
Amada Holdings Co., Ltd.(1)	26,000	265,213
ANA Holdings, Inc.(1)	90,000	247,523
Aozora Bank, Ltd.(1)	88,000	337,856
Asahi Glass Co., Ltd.(1)	78,000	507,450
Asahi Group Holdings, Ltd.(1)	29,600	943,924
Asahi Kasei Corp.(1)	96,000	848,893
Asics Corp.(1)	12,400	329,946
Astellas Pharma, Inc.(1)	164,900	2,393,036
Bandai Namco Holdings, Inc.(1)	13,600	279,180
Bank of Kyoto, Ltd.#(1)	26,000	296,209
Bank of Yokohama, Ltd.(1)	88,000	545,600
Benesse Holdings, Inc.#(1)	5,000	130,495
Bridgestone Corp.(1)	50,100	2,079,582
Brother Industries, Ltd.(1)	18,000	280,920
Calbee, Inc.(1)	5,500	210,312
Canon, Inc.(1)	87,000	3,003,087
Casio Computer Co., Ltd.#(1)	16,100	302,412
Central Japan Railway Co.(1)	11,000	1,906,785

138

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Chiba Bank, Ltd.(1)	56,000	$439,776
Chiyoda Corp.#(1)	11,000	96,943
Chubu Electric Power Co., Inc.(1)	49,700	747,809
Chugai Pharmaceutical Co., Ltd.(1)	17,100	509,962
Chugoku Bank, Ltd.(1)	12,900	197,997
Chugoku Electric Power Co., Inc.(1)	22,900	346,485
Citizen Holdings Co., Ltd.(1)	20,200	146,507
COLOPL, Inc.#(1)	3,779	78,110
Credit Saison Co., Ltd.#(1)	11,300	221,686
Dai Nippon Printing Co., Ltd.(1)	43,000	452,792
Dai-ichi Life Insurance Co., Ltd.(1)	82,200	1,432,761
Daicel Corp.(1)	20,000	259,255
Daihatsu Motor Co., Ltd.#(1)	14,700	214,829
Daiichi Sankyo Co., Ltd.(1)	48,500	911,858
Daikin Industries, Ltd.(1)	17,900	1,367,116
Daito Trust Construction Co., Ltd.(1)	5,400	600,003
Daiwa House Industry Co., Ltd.#(1)	46,200	1,105,399
Daiwa Securities Group, Inc.(1)	127,000	1,002,845
Denso Corp.(1)	37,300	1,944,919
Dentsu, Inc.(1)	16,700	837,501
Don Quijote Holdings Co., Ltd.(1)	4,500	345,425
East Japan Railway Co.(1)	25,900	2,361,374
Eisai Co., Ltd.#(1)	19,200	1,200,722
Electric Power Development Co., Ltd.(1)	9,000	312,272
FamilyMart Co., Ltd.(1)	4,500	188,707
FANUC Corp.(1)	14,700	3,230,471
Fast Retailing Co., Ltd.(1)	4,200	1,724,090
Fuji Electric Co., Ltd.(1)	43,000	204,529
Fuji Heavy Industries, Ltd.(1)	45,400	1,709,340
FUJIFILM Holdings Corp.(1)	35,500	1,354,215
Fujitsu, Ltd.(1)	140,000	782,804
Fukuoka Financial Group, Inc.(1)	58,000	310,388
GungHo Online Entertainment, Inc.(1)	31,300	115,622
Gunma Bank, Ltd.(1)	28,000	195,721
Hachijuni Bank, Ltd.(1)	31,000	234,625
Hakuhodo DY Holdings, Inc.(1)	17,900	192,645
Hamamatsu Photonics KK(1)	10,600	324,501
Hankyu Hanshin Holdings, Inc.(1)	87,000	521,173
Hikari Tsushin, Inc.(1)	1,200	84,242
Hino Motors, Ltd.(1)	19,300	261,069
Hirose Electric Co., Ltd.(1)	2,400	340,888
Hiroshima Bank, Ltd.(1)	38,000	222,769
Hisamitsu Pharmaceutical Co., Inc.(1)	4,300	173,836
Hitachi Chemical Co., Ltd.(1)	8,000	157,149
Hitachi Construction Machinery Co., Ltd.(1)	8,300	150,935
Hitachi High-Technologies Corp.(1)	4,700	131,792
Hitachi Metals, Ltd.(1)	17,000	282,037
Hitachi, Ltd.(1)	369,000	2,516,493
Hokuhoku Financial Group, Inc.(1)	92,000	216,866
Hokuriku Electric Power Co.(1)	13,000	196,743
Honda Motor Co., Ltd.(1)	124,900	4,276,004
Hoya Corp.(1)	32,800	1,205,576
Hulic Co., Ltd.(1)	18,400	188,869
Ibiden Co., Ltd.(1)	9,100	169,776
Idemitsu Kosan Co., Ltd.#(1)	6,700	132,433
IHI Corp.#(1)	104,000	499,959
Iida Group Holdings Co., Ltd.#(1)	12,400	201,773
Inpex Corp.(1)	64,900	799,115
Isetan Mitsukoshi Holdings, Ltd.#(1)	25,600	428,360
Isuzu Motors, Ltd.(1)	46,200	626,355
ITOCHU Corp.(1)	120,700	1,626,943
ITOCHU Techno-Solutions Corp.(1)	3,400	80,180
Iyo Bank, Ltd.(1)	18,600	226,521
J. Front Retailing Co., Ltd.#(1)	18,400	323,016

Security Description	Shares	Value (Note 2)

Japan (continued)
Japan Airlines Co., Ltd.(1)	9,300	$319,169
Japan Display, Inc.†(1)	26,800	112,293
Japan Exchange Group, Inc.(1)	19,900	601,934
Japan Prime Realty Investment Corp.(1)	59	193,509
Japan Real Estate Investment Corp.(1)	91	417,942
Japan Retail Fund Investment Corp.(1)	176	352,110
Japan Tobacco, Inc.(1)	84,100	3,051,669
JFE Holdings, Inc.(1)	37,800	919,239
JGC Corp.(1)	15,000	301,812
Joyo Bank, Ltd.(1)	51,000	275,065
JSR Corp.#(1)	13,700	249,233
JTEKT Corp.(1)	15,600	284,564
JX Holdings, Inc.#(1)	176,100	779,095
Kajima Corp.#(1)	63,000	276,535
Kakaku.com, Inc.#(1)	11,300	175,427
Kamigumi Co., Ltd.(1)	17,000	157,209
Kaneka Corp.(1)	21,000	152,933
Kansai Electric Power Co., Inc.†#(1)	54,000	597,478
Kansai Paint Co., Ltd.#(1)	17,000	292,985
Kao Corp.(1)	39,800	1,804,407
Kawasaki Heavy Industries, Ltd.(1)	109,000	548,388
KDDI Corp.(1)	134,700	3,024,820
Keihan Electric Railway Co., Ltd.(1)	38,000	216,895
Keikyu Corp.#(1)	35,000	268,513
Keio Corp.(1)	44,000	323,719
Keisei Electric Railway Co., Ltd.#(1)	20,000	230,253
Keyence Corp.(1)	3,500	1,879,383
Kikkoman Corp.#(1)	12,000	333,591
Kintetsu Group Holdings Co., Ltd.#(1)	140,000	467,415
Kirin Holdings Co., Ltd.(1)	62,900	902,131
Kobe Steel, Ltd.(1)	234,000	436,242
Koito Manufacturing Co., Ltd.(1)	7,400	289,175
Komatsu, Ltd.(1)	71,600	1,503,976
Konami Corp.#(1)	7,600	141,753
Konica Minolta, Inc.(1)	37,200	467,444
Kubota Corp.(1)	85,000	1,410,540
Kuraray Co., Ltd.(1)	26,500	346,983
Kurita Water Industries, Ltd.(1)	7,700	184,840
Kyocera Corp.(1)	24,600	1,335,753
Kyowa Hakko Kirin Co., Ltd.#(1)	16,000	201,023
Kyushu Electric Power Co., Inc.†#(1)	33,000	384,350
Lawson, Inc.(1)	4,900	341,736
LIXIL Group Corp.#(1)	20,400	388,742
M3, Inc.(1)	14,900	282,624
Mabuchi Motor Co., Ltd.(1)	3,600	216,971
Makita Corp.(1)	9,200	497,982
Marubeni Corp.(1)	125,000	731,416
Marui Group Co., Ltd.#(1)	18,300	229,725
Maruichi Steel Tube, Ltd.#(1)	3,500	92,305
Mazda Motor Corp.(1)	41,700	893,991
McDonald’s Holdings Co. Japan, Ltd.#(1)	5,000	104,842
Medipal Holdings Corp.(1)	10,300	158,890
MEIJI Holdings Co., Ltd.(1)	4,600	520,607
Minebea Co., Ltd.#(1)	24,000	440,602
Miraca Holdings, Inc.(1)	4,300	206,914
Mitsubishi Chemical Holdings Corp.(1)	105,000	657,063
Mitsubishi Corp.(1)	106,000	2,371,193
Mitsubishi Electric Corp.(1)	148,000	2,019,789
Mitsubishi Estate Co., Ltd.(1)	96,000	2,135,852
Mitsubishi Gas Chemical Co., Inc.(1)	28,000	162,402
Mitsubishi Heavy Industries, Ltd.(1)	232,000	1,467,673
Mitsubishi Logistics Corp.#(1)	8,000	112,929
Mitsubishi Materials Corp.(1)	84,000	332,385
Mitsubishi Motors Corp.(1)	50,000	464,095

139

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Tanabe Pharma Corp.(1)	17,100	$271,556
Mitsubishi UFJ Financial Group, Inc.(1)	977,900	7,205,534
Mitsubishi UFJ Lease & Finance Co., Ltd.#(1)	38,300	200,607
Mitsui & Co., Ltd.(1)	130,700	1,834,396
Mitsui Chemicals, Inc.#(1)	61,000	198,121
Mitsui Fudosan Co., Ltd.(1)	71,000	2,062,512
Mitsui OSK Lines, Ltd.#(1)	83,000	284,211
Mixi, Inc.#(1)	2,800	119,617
Mizuho Financial Group, Inc.(1)	1,771,200	3,891,109
MS&AD Insurance Group Holdings, Inc.(1)	38,500	1,192,051
Murata Manufacturing Co., Ltd.(1)	15,700	2,546,763
Nabtesco Corp.(1)	8,800	226,098
Nagoya Railroad Co., Ltd.#(1)	63,000	238,128
NEC Corp.(1)	199,000	652,086
Nexon Co., Ltd.(1)	10,000	133,692
NGK Insulators, Ltd.(1)	20,000	495,695
NGK Spark Plug Co., Ltd.#(1)	14,000	421,578
NH Foods, Ltd.(1)	12,000	258,828
NHK Spring Co., Ltd.(1)	12,200	143,034
Nidec Corp.(1)	16,600	1,207,256
Nikon Corp.#(1)	26,100	323,880
Nintendo Co., Ltd.#(1)	8,000	1,352,681
Nippon Building Fund, Inc.(1)	105	489,438
Nippon Electric Glass Co., Ltd.#(1)	29,000	153,559
Nippon Express Co., Ltd.(1)	65,000	357,950
Nippon Paint Holdings Co., Ltd.#(1)	12,000	370,432
Nippon Prologis REIT, Inc.(1)	101	194,533
Nippon Steel & Sumitomo Metal Corp.(1)	583,000	1,601,887
Nippon Telegraph & Telephone Corp.(1)	28,800	2,001,272
Nippon Yusen KK(1)	123,000	371,079
Nissan Motor Co., Ltd.(1)	191,600	1,994,017
Nisshin Seifun Group, Inc.(1)	16,200	201,526
Nissin Foods Holdings Co., Ltd.#(1)	4,500	191,516
Nitori Holdings Co., Ltd.(1)	5,200	398,452
Nitto Denko Corp.(1)	12,100	934,611
NOK Corp.(1)	7,200	237,257
Nomura Holdings, Inc.(1)	276,700	1,823,251
Nomura Real Estate Holdings, Inc.(1)	9,500	193,815
Nomura Research Institute, Ltd.(1)	8,500	325,334
NSK, Ltd.(1)	35,000	573,737
NTT Data Corp.(1)	9,400	415,902
NTT DOCOMO, Inc.(1)	117,800	2,112,357
NTT Urban Development Corp.(1)	8,700	90,358
Obayashi Corp.(1)	49,000	320,111
Odakyu Electric Railway Co., Ltd.(1)	47,000	444,434
Oji Holdings Corp.#(1)	60,000	266,017
Olympus Corp.(1)	18,400	626,403
Omron Corp.(1)	15,700	728,400
Ono Pharmaceutical Co., Ltd.(1)	6,200	676,360
Oracle Corp. Japan(1)	2,800	120,763
Oriental Land Co., Ltd.(1)	15,200	973,037
ORIX Corp.(1)	100,600	1,587,332
Osaka Gas Co., Ltd.(1)	143,000	570,539
Otsuka Corp.(1)	3,600	173,899
Otsuka Holdings Co., Ltd.(1)	29,900	930,696
Panasonic Corp.(1)	167,130	2,450,221
Park24 Co., Ltd.(1)	7,600	133,881
Rakuten, Inc.#(1)	61,600	1,005,098
Recruit Holdings Co., Ltd.#(1)	10,861	339,030
Resona Holdings, Inc.(1)	170,600	973,394
Ricoh Co., Ltd.(1)	53,800	559,967
Rinnai Corp.(1)	2,700	207,663
Rohm Co., Ltd.(1)	7,200	507,502
Sankyo Co., Ltd.(1)	3,600	132,702

Security Description	Shares	Value (Note 2)

Japan (continued)
Sanrio Co., Ltd.#(1)	3,600	$100,886
Santen Pharmaceutical Co., Ltd.(1)	28,000	387,623
SBI Holdings, Inc.(1)	15,200	216,734
Secom Co., Ltd.(1)	16,200	1,078,266
Sega Sammy Holdings, Inc.(1)	13,800	199,216
Seibu Holdings, Inc.(1)	9,200	207,032
Seiko Epson Corp.(1)	19,200	354,241
Sekisui Chemical Co., Ltd.(1)	32,000	430,821
Sekisui House, Ltd.(1)	42,400	705,050
Seven & I Holdings Co., Ltd.(1)	58,100	2,399,868
Seven Bank, Ltd.#(1)	45,600	215,117
Sharp Corp.†#(1)	114,000	159,560
Shikoku Electric Power Co., Inc.#(1)	13,700	202,369
Shimadzu Corp.#(1)	17,000	224,846
Shimamura Co., Ltd.(1)	1,600	171,799
Shimano, Inc.(1)	5,900	834,696
Shimizu Corp.(1)	45,000	343,703
Shin-Etsu Chemical Co., Ltd.(1)	31,500	1,915,620
Shinsei Bank, Ltd.(1)	125,000	252,422
Shionogi & Co., Ltd.(1)	22,600	794,735
Shiseido Co., Ltd.#(1)	27,600	551,628
Shizuoka Bank, Ltd.#(1)	40,000	435,860
Showa Shell Sekiyu KK#(1)	14,300	133,841
SMC Corp.(1)	4,200	1,265,946
SoftBank Corp.(1)	73,400	4,381,691
Sompo Japan Nipponkoa Holdings, Inc.(1)	25,800	935,084
Sony Corp.†(1)	87,800	2,713,196
Sony Financial Holdings, Inc.(1)	13,400	233,767
Stanley Electric Co., Ltd.#(1)	10,800	256,925
Sumitomo Chemical Co., Ltd.#(1)	114,000	662,356
Sumitomo Corp.(1)	87,100	1,035,198
Sumitomo Dainippon Pharma Co., Ltd.#(1)	12,000	135,953
Sumitomo Electric Industries, Ltd.(1)	58,100	926,215
Sumitomo Heavy Industries, Ltd.(1)	42,000	274,804
Sumitomo Metal Mining Co., Ltd.(1)	40,000	615,722
Sumitomo Mitsui Financial Group, Inc.(1)	97,600	4,419,882
Sumitomo Mitsui Trust Holdings, Inc.#(1)	254,000	1,156,949
Sumitomo Realty & Development Co., Ltd.(1)	27,000	1,036,225
Sumitomo Rubber Industries, Ltd.(1)	13,300	233,979
Suntory Beverage & Food, Ltd.(1)	10,700	445,861
Suruga Bank, Ltd.(1)	13,000	275,540
Suzuken Co., Ltd.(1)	5,800	188,347
Suzuki Motor Corp.(1)	27,600	959,504
Sysmex Corp.(1)	11,100	641,779
T&D Holdings, Inc.(1)	45,000	670,446
Taiheiyo Cement Corp.(1)	89,000	260,054
Taisei Corp.(1)	78,000	424,893
Taisho Pharmaceutical Holdings Co., Ltd.(1)	2,400	165,706
Taiyo Nippon Sanso Corp.(1)	10,000	122,521
Takashimaya Co., Ltd.(1)	20,000	191,631
Takeda Pharmaceutical Co., Ltd.(1)	60,900	2,951,775
TDK Corp.(1)	9,300	739,404
Teijin, Ltd.(1)	71,000	263,373
Terumo Corp.(1)	22,700	514,603
THK Co., Ltd.(1)	8,600	206,378
Tobu Railway Co., Ltd.#(1)	79,000	347,312
Toho Co., Ltd.(1)	8,500	213,522
Toho Gas Co., Ltd.(1)	30,000	186,607
Tohoku Electric Power Co., Inc.(1)	35,100	490,847
Tokio Marine Holdings, Inc.(1)	53,000	2,181,335
Tokyo Electric Power Co., Inc.†(1)	111,700	635,815
Tokyo Electron, Ltd.(1)	13,300	844,667
Tokyo Gas Co., Ltd.(1)	178,000	980,364
Tokyo Tatemono Co., Ltd.(1)	31,000	239,677

140

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Tokyu Corp.#(1)	87,000	$569,320
Tokyu Fudosan Holdings Corp.#(1)	36,900	276,560
TonenGeneral Sekiyu KK(1)	21,000	198,341
Toppan Printing Co., Ltd.(1)	43,000	363,002
Toray Industries, Inc.(1)	111,000	921,004
Toshiba Corp.(1)	308,000	1,076,487
TOTO, Ltd.#(1)	21,000	346,169
Toyo Seikan Group Holdings, Ltd.#(1)	12,400	186,833
Toyo Suisan Kaisha, Ltd.(1)	6,000	206,894
Toyoda Gosei Co., Ltd.†(1)	4,900	121,341
Toyota Industries Corp.(1)	12,500	750,475
Toyota Motor Corp.(1)	209,100	14,417,123
Toyota Tsusho Corp.(1)	16,200	452,527
Trend Micro, Inc.(1)	7,900	276,544
Unicharm Corp.(1)	28,800	634,451
United Urban Investment Corp.(1)	191	285,692
USS Co., Ltd.(1)	17,099	319,656
West Japan Railway Co.(1)	12,700	753,153
Yahoo Japan Corp.#(1)	110,200	491,602
Yakult Honsha Co., Ltd.#(1)	6,600	364,903
Yamada Denki Co., Ltd.#(1)	67,400	283,029
Yamaguchi Financial Group, Inc.#(1)	15,000	189,852
Yamaha Corp.(1)	12,800	258,862
Yamaha Motor Co., Ltd.#(1)	20,200	503,725
Yamato Holdings Co., Ltd.#(1)	26,800	545,112
Yamato Kogyo Co., Ltd.(1)	2,800	67,161
Yamazaki Baking Co., Ltd.#(1)	7,000	115,771
Yaskawa Electric Corp.#(1)	17,400	243,356
Yokogawa Electric Corp.#(1)	16,200	191,036
Yokohama Rubber Co., Ltd.#(1)	15,000	168,689

		230,382,692

Jersey — 1.2%
Experian PLC(1)	75,467	1,438,817
Glencore PLC(1)	805,265	3,544,752
Petrofac, Ltd.(1)	19,723	272,900
Randgold Resources, Ltd.#(1)	6,735	486,921
Shire PLC(1)	45,195	3,911,753
Wolseley PLC(1)	19,905	1,230,071
WPP PLC(1)	101,068	2,382,892

		13,268,106

Luxembourg — 0.4%
Altice SA†(1)	6,635	866,205
ArcelorMittal#(1)	78,196	832,144
Millicom International Cellular SA SDR#(1)	5,078	407,439
RTL Group SA#(1)	3,002	269,593
SES SA FDR(1)	23,526	834,943
Subsea 7 SA†(1)	21,333	223,093
Tenaris SA#(1)	36,410	525,700

		3,959,117

Mauritius — 0.0%
Golden Agri-Resources, Ltd.#(1)	544,000	169,454

Netherlands — 3.1%
Aegon NV(1)	140,574	1,072,629
Airbus Group SE#(1)	45,092	3,072,361
Akzo Nobel NV(1)	18,759	1,432,632
ASML Holding NV(1)	26,744	2,998,685
Boskalis Westminster NV(1)	6,682	331,630
CNH Industrial NV#(1)	71,772	639,308
Delta Lloyd NV(1)	15,346	266,884
Fiat Chrysler Automobiles NV†(1)	68,416	1,093,550
Gemalto NV#(1)	6,122	536,338

Security Description	Shares	Value (Note 2)

Netherlands (continued)
Heineken Holding NV(1)	7,781	$541,278
Heineken NV(1)	17,699	1,389,708
ING Groep NV CVA(1)	295,721	4,884,066
Koninklijke Ahold NV(1)	68,430	1,394,260
Koninklijke DSM NV#(1)	13,410	796,908
Koninklijke KPN NV(1)	245,133	889,871
Koninklijke Philips NV(1)	71,350	1,944,655
Koninklijke Vopak NV(1)	5,428	270,319
NN Group NV(1)	11,873	332,203
OCI NV†#(1)	6,560	194,008
QIAGEN NV†(1)	18,621	456,491
Randstad Holding NV(1)	9,820	569,122
Reed Elsevier NV(1)	53,838	1,308,146
STMicroelectronics NV(1)	50,134	428,430
TNT Express NV(1)	33,779	285,227
Unilever NV CVA(1)	124,819	5,325,731
Wolters Kluwer NV#(1)	23,393	728,173

		33,182,613

New Zealand — 0.1%
Auckland International Airport, Ltd.(1)	75,233	258,392
Contact Energy, Ltd.(1)	28,785	125,542
Fletcher Building, Ltd.(1)	53,865	334,390
Meridian Energy, Ltd.#(1)	94,457	154,544
Mighty River Power, Ltd.(1)	51,050	103,532
Ryman Healthcare, Ltd.#(1)	29,175	165,181
Spark New Zealand, Ltd.(1)	141,395	277,061

		1,418,642

Norway — 0.6%
DNB ASA(1)	75,662	1,330,903
Gjensidige Forsikring ASA(1)	15,648	241,425
Norsk Hydro ASA(1)	103,911	485,759
Orkla ASA#(1)	63,821	500,422
Statoil ASA#(1)	84,465	1,580,641
Telenor ASA(1)	57,190	1,298,540
Yara International ASA#(1)	13,858	700,978

		6,138,668

Portugal — 0.1%
Banco Comercial Portugues SA†#(1)	2,719,684	255,624
Banco Espirito Santo SA†(2)(7)	213,818	14,090
EDP - Energias de Portugal SA(1)	178,488	697,009
Galp Energia SGPS SA(1)	29,340	345,492
Jeronimo Martins SGPS SA(1)	19,273	265,510

		1,577,725

Singapore — 1.3%
Ascendas Real Estate Investment Trust(1)	158,000	280,919
CapitaLand Commercial Trust(1)	155,000	185,010
CapitaLand Mall Trust(1)	187,000	300,377
CapitaLand, Ltd.(1)	197,000	509,168
City Developments, Ltd.#(1)	31,000	241,582
ComfortDelGro Corp., Ltd.(1)	157,000	356,114
DBS Group Holdings, Ltd.(1)	132,000	1,979,109
Global Logistic Properties, Ltd.(1)	238,000	484,319
Hutchison Port Holdings Trust#(1)	438,000	287,973
Jardine Cycle & Carriage, Ltd.(1)	8,000	233,296
Kenon Holdings, Ltd.†(1)	1,449	29,364
Keppel Corp., Ltd.#(1)	110,000	712,333
Keppel Land, Ltd.	23,757	77,187
Oversea-Chinese Banking Corp., Ltd.(1)	226,000	1,707,291
Sembcorp Industries, Ltd.(1)	75,000	231,040
Sembcorp Marine, Ltd.#(1)	63,000	140,402
Singapore Airlines, Ltd.(1)	42,000	353,555

141

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Singapore (continued)
Singapore Exchange, Ltd.(1)	61,000	$380,918
Singapore Press Holdings, Ltd.#(1)	124,000	382,369
Singapore Technologies Engineering, Ltd.(1)	119,000	299,739
Singapore Telecommunications, Ltd.(1)	614,000	1,878,094
StarHub, Ltd.(1)	46,000	136,653
Suntec Real Estate Investment Trust#(1)	173,000	229,864
United Overseas Bank, Ltd.(1)	97,000	1,662,999
UOL Group, Ltd.(1)	35,000	190,438
Wilmar International, Ltd.#(1)	146,000	363,204
Yangzijiang Shipbuilding Holdings, Ltd.(1)	146,000	156,318

		13,789,635

Spain — 3.2%
Abertis Infraestructuras SA(1)	31,448	552,766
ACS Actividades de Construccion y Servicios SA(1)	13,353	430,775
Amadeus IT Holding SA, Class A(1)	34,185	1,556,539
Banco Bilbao Vizcaya Argentaria SA(1)	476,245	4,704,108
Banco de Sabadell SA#(1)	262,200	664,091
Banco Popular Espanol SA#(1)	136,615	674,157
Banco Santander SA(1)	1,075,643	7,660,450
Bankia SA†(1)	353,009	456,581
Bankinter SA(1)	51,748	381,294
CaixaBank SA(1)	173,512	832,156
Distribuidora Internacional de Alimentacion SA#(1)	47,731	380,508
Enagas SA(1)	15,529	446,742
Endesa SA(1)	23,965	448,234
Ferrovial SA(1)	31,412	678,349
Gas Natural SDG SA(1)	26,893	661,726
Grifols SA(1)	11,529	459,902
Iberdrola SA(1)	392,370	2,714,273
Inditex SA(1)	83,220	2,758,087
International Consolidated Airlines Group SA†(1)	61,901	523,337
Mapfre SA(1)	71,430	254,772
Red Electrica Corp. SA(1)	8,328	700,739
Repsol SA(1)	78,411	1,493,963
Telefonica SA(1)	322,509	4,563,875
Zardoya Otis SA#(1)	12,998	167,220

		34,164,644

Sweden — 2.8%
Alfa Laval AB#(1)	24,073	454,482
Assa Abloy AB, Class B†(1)	25,802	1,521,286
Atlas Copco AB, Class A(1)	51,821	1,567,770
Atlas Copco AB, Class A Redemption Shares†#	51,821	36,162
Atlas Copco AB, Class B(1)	30,011	808,342
Atlas Copco AB, Class B Redemption Shares†	30,011	20,942
Boliden AB(1)	21,032	451,218
Electrolux AB, Series B(1)	18,646	569,729
Elekta AB, Series B#(1)	28,109	197,873
Getinge AB, Class B(1)	15,438	373,276
Hennes & Mauritz AB, Class B(1)	72,864	2,874,284
Hexagon AB, Class B#(1)	19,700	723,349
Husqvarna AB, Class B#(1)	31,435	239,331
ICA Gruppen AB#(1)	5,922	206,525
Industrivarden AB, Class C#(1)	12,344	246,191
Investment AB Kinnevik, Class B#(1)	18,127	605,573
Investor AB, Class B#(1)	35,084	1,386,042
Lundin Petroleum AB†#(1)	16,970	267,134
Nordea Bank AB(1)	234,270	3,052,142
Sandvik AB#(1)	81,291	979,482
Securitas AB, Class B(1)	24,189	328,595
Skandinaviska Enskilda Banken AB, Class A(1)	116,631	1,441,690
Skanska AB, Class B(1)	29,319	610,273
SKF AB, Class B(1)	30,423	735,751

Security Description	Shares	Value (Note 2)

Sweden (continued)
Svenska Cellulosa AB SCA, Class B(1)	45,557	$1,189,388
Svenska Handelsbanken AB, Class A(1)	115,407	1,739,743
Swedbank AB, Class A(1)	69,970	1,643,012
Swedish Match AB(1)	15,670	466,975
Tele2 AB, Class B#(1)	24,641	289,950
Telefonaktiebolaget LM Ericsson, Class B(1)	233,599	2,623,871
TeliaSonera AB(1)	197,814	1,166,408
Volvo AB, Class B#(1)	116,744	1,516,741

		30,333,530

Switzerland — 8.9%
ABB, Ltd.(1)	168,337	3,690,543
Actelion, Ltd.(1)	7,764	1,085,972
Adecco SA(1)	13,282	1,057,960
Aryzta AG(1)	6,836	434,006
Baloise Holding AG(1)	3,658	455,858
Barry Callebaut AG(1)	170	191,703
Chocoladefabriken Lindt & Sprungli AG(1)	7	440,228
Chocoladefabriken Lindt & Sprungli AG (Participation Certificate)(1)	70	370,570
Cie Financiere Richemont SA(1)	39,991	3,464,819
Coca-Cola HBC AG CDI(1)	15,242	333,959
Credit Suisse Group AG(1)	117,083	3,108,482
EMS-Chemie Holding AG(1)	638	271,798
Geberit AG(1)	2,869	1,033,678
Givaudan SA(1)	703	1,288,830
Holcim, Ltd.(1)	17,492	1,383,037
Julius Baer Group, Ltd.(1)	17,359	948,263
Kuehne & Nagel International AG(1)	4,202	590,866
Lonza Group AG(1)	4,067	572,609
Nestle SA(1)	246,294	19,134,195
Novartis AG(1)	175,875	18,100,228
Pargesa Holding SA (BR)(1)	2,378	167,377
Partners Group Holding AG(1)	1,347	422,601
Roche Holding AG(1)	53,692	15,808,475
Schindler Holding AG(1)	1,653	287,108
Schindler Holding AG (Participation Certificate)(1)	3,353	588,727
SGS SA(1)	422	812,137
Sika AG (BR)(1)	167	573,937
Sonova Holding AG(1)	4,169	628,711
Sulzer AG(1)	1,857	204,698
Swatch Group AG(1)	3,839	305,869
Swatch Group AG (BR)#(1)	2,388	949,702
Swiss Life Holding AG(1)	2,471	593,937
Swiss Prime Site AG(1)	4,446	356,031
Swiss Re AG(1)	26,959	2,421,767
Swisscom AG(1)	1,804	1,045,535
Syngenta AG(1)	7,115	3,258,569
Transocean, Ltd.#(1)	26,925	520,098
UBS Group AG(1)	279,232	6,007,645
Zurich Insurance Group AG(1)	11,432	3,652,411

		96,562,939

United Arab Emirates — 0.0%
Orascom Construction, Ltd.†	3,280	42,279

United Kingdom — 18.0%
3i Group PLC(1)	75,375	648,932
Aberdeen Asset Management PLC(1)	71,615	489,137
Admiral Group PLC#(1)	14,649	333,385
Aggreko PLC#(1)	20,010	492,068
Amec Foster Wheeler PLC(1)	29,739	432,661
Anglo American PLC(1)	107,372	1,684,297
Antofagasta PLC(1)	30,317	345,875
ARM Holdings PLC(1)	107,333	1,899,255

142

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United Kingdom (continued)
Ashtead Group PLC(1)	38,576	$661,391
Associated British Foods PLC(1)	27,549	1,277,173
AstraZeneca PLC(1)	96,767	6,479,726
Aviva PLC(1)	306,128	2,453,983
Babcock International Group PLC(1)	19,102	329,011
BAE Systems PLC(1)	240,773	1,896,523
Barclays PLC(1)	1,258,108	5,192,057
BG Group PLC#(1)	260,765	4,532,678
BHP Billiton PLC(1)	162,127	3,419,185
BP PLC(1)	1,393,609	9,604,115
British American Tobacco PLC(1)	142,827	7,885,889
British Land Co. PLC(1)	73,869	974,736
BT Group PLC(1)	623,761	4,264,459
Bunzl PLC(1)	25,950	752,270
Burberry Group PLC(1)	34,225	888,044
Capita PLC(1)	51,143	979,515
Carnival PLC(1)	14,428	697,173
Centrica PLC(1)	382,058	1,623,601
Cobham PLC(1)	87,133	393,901
Compass Group PLC(1)	126,728	2,218,926
Croda International PLC(1)	10,751	480,843
Diageo PLC(1)	192,036	5,337,672
Direct Line Insurance Group PLC(1)	114,948	593,216
Dixons Carphone PLC(1)	75,550	549,232
easyJet PLC†(1)	12,519	308,006
Fresnillo PLC#(1)	16,739	194,590
G4S PLC(1)	117,842	537,794
GKN PLC(1)	128,565	720,832
GlaxoSmithKline PLC(1)	372,039	8,253,790
Hammerson PLC(1)	59,759	611,615
Hargreaves Lansdown PLC(1)	18,475	358,140
HSBC Holdings PLC(1)	1,468,452	13,981,523
ICAP PLC(1)	43,101	364,502
IMI PLC(1)	21,048	400,708
Imperial Tobacco Group PLC(1)	73,435	3,790,305
Inmarsat PLC(1)	33,236	505,053
InterContinental Hotels Group PLC(1)	18,598	779,052
Intertek Group PLC(1)	12,588	481,453
Intu Properties PLC#(1)	69,258	353,874
Investec PLC(1)	42,755	391,946
ITV PLC(1)	291,832	1,216,696
J Sainsbury PLC#(1)	95,521	367,474
Johnson Matthey PLC(1)	15,994	855,484
Kingfisher PLC(1)	181,052	1,025,262
Land Securities Group PLC(1)	60,511	1,216,146
Legal & General Group PLC(1)	453,099	1,843,115
Lloyds Banking Group PLC(1)	4,363,866	5,862,328
London Stock Exchange Group PLC(1)	17,180	646,521
Lonmin PLC†(1)	8,689	18,777
Marks & Spencer Group PLC(1)	124,458	1,110,450
Meggitt PLC(1)	61,120	475,325
Melrose Industries PLC(1)	77,784	315,466
Merlin Entertainments PLC(1)*	37,569	263,545
National Grid PLC(1)	286,848	4,102,502
Next PLC(1)	11,814	1,359,006
Old Mutual PLC(1)	374,646	1,266,859
Pearson PLC(1)	63,277	1,265,573
Persimmon PLC(1)	23,404	702,993
Prudential PLC(1)	196,196	4,888,396
Reckitt Benckiser Group PLC(1)	49,724	4,494,176
Reed Elsevier PLC(1)	87,286	1,449,375
Rexam PLC(1)	54,162	463,225
Rio Tinto PLC(1)	97,561	4,262,729
Rolls-Royce Holdings PLC(1)	144,974	2,214,586

Security Description	Shares	Value (Note 2)

United Kingdom (continued)
Rolls-Royce Holdings PLC (Entitlement Shares)†	20,441,334	$31,243
Rolls-Royce Holdings PLC, Class C†	13,810,410	21,108
Royal Bank of Scotland Group PLC†(1)	194,048	1,024,145
Royal Dutch Shell PLC, Class A(1)	299,198	8,905,884
Royal Dutch Shell PLC, Class B(1)	187,288	5,662,359
Royal Mail PLC(1)	50,063	401,180
RSA Insurance Group PLC(1)	77,858	513,251
SABMiller PLC(1)	73,824	3,943,987
Sage Group PLC(1)	82,128	714,758
Schroders PLC(1)	9,722	501,356
Segro PLC(1)	58,490	381,267
Severn Trent PLC(1)	18,287	615,033
Sky PLC(1)	78,955	1,274,531
Smith & Nephew PLC(1)	69,530	1,234,460
Smiths Group PLC(1)	30,696	562,913
Sports Direct International PLC†(1)	21,654	223,796
SSE PLC(1)	75,180	1,916,436
Standard Chartered PLC(1)	189,005	3,024,620
Standard Life PLC(1)	152,375	1,137,317
Tate & Lyle PLC#(1)	36,031	320,809
Tesco PLC(1)	620,208	2,016,354
Travis Perkins PLC(1)	19,395	657,454
Tullow Oil PLC(1)	69,737	421,229
Unilever PLC(1)	98,382	4,347,356
United Utilities Group PLC(1)	51,834	790,680
Vodafone Group PLC(1)	2,029,991	7,938,081
Weir Group PLC(1)	16,616	514,490
Whitbread PLC(1)	14,185	1,111,416
William Hill PLC(1)	68,324	440,444
WM Morrison Supermarkets PLC#(1)	161,680	422,770

		194,600,848

Total Common Stocks
(cost $940,045,632)		1,015,436,133

PREFERRED SECURITIES — 0.6%
Germany — 0.6%
Bayerische Motoren Werke AG(1)	4,168	352,182
Fuchs Petrolub SE(1)	5,656	248,028
Henkel AG & Co. KGaA(1)	13,665	1,635,297
Porsche Automobil Holding SE(1)	11,930	1,053,772
Volkswagen AG#(1)	12,514	3,037,516

Total Preferred Securities
(cost $5,771,851)		6,326,795

EXCHANGE-TRADED FUNDS — 3.3%
United States — 3.3%
iShares MSCI EAFE Index Fund (cost $34,621,920)	530,536	35,354,919

RIGHTS — 0.0%
Italy — 0.0%
Banca Monte dei Paschi di Siena SpA†# Expires 06/12/2015 (Strike price EUR 1.17) (cost $715,230)	16,207	107,512

Total Long-Term Investment Securities
(cost $981,154,633)		1,057,225,359

SHORT-TERM INVESTMENT SECURITIES — 8.7%
Registered Investment Companies — 7.8%
State Street Navigator Securities Lending Prime Portfolio(3)	84,594,842	84,594,842

143

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
U.S. Government Treasuries — 0.9%
United States Treasury Bills 0.02% due 06/04/2015	$7,000,000	$7,000,000
0.02% due 06/11/2015@	2,100,000	2,099,998

		9,099,998

Total Short-Term Investment Securities
(cost $93,694,824)		93,694,840

REPURCHASE AGREEMENTS — 1.4%
State Street Bank and Trust Co. Joint Repurchase Agreement(4) (cost $15,236,000)	15,236,000	15,236,000

TOTAL INVESTMENTS —
(cost $1,090,085,457)(5)	107.9%	1,166,156,199
Liabilities in excess of other assets	(7.9)	(84,982,276)

NET ASSETS —	100.0%	$1,081,173,923

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2015, the aggregate value of these securities was $478,389 representing 0.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Security was valued using fair value procedures at May 31, 2015. The aggregate value of these securities was $1,020,201,530 representing 94.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	At May 31, 2015, the Fund had loaned securities with a total value of $80,657,134. This was secured by collateral of $84,594,842, which was received in cash and subsequently invested in short-term investments currently valued at $84,594,842 as reported in the Portfolio of Investments. Additional collateral of $1,286,205 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2015
United States Treasury Bills	zero coupon	06/18/2015 to 01/07/2016	$237,982
United States Treasury Notes/Bonds	0.13% to 8.88%	06/30/2015 to 11/15/2043	1,048,223

(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.
(6)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(7)	Illiquid security. At May 31, 2015, the aggregate value of these securities was $14,090 representing 0.0% of net assets.

ASE—Australian Stock Exchange

BR—Bearer Shares

CDI—Chess Depository Interest

CVA—Certification Van Aandelen (Dutch Cert.)

EUR—Euro Dollar

FDR—Federal Depository Receipt

LSE—London Stock Exchange

RSP—Risparmio Savings Shares

SDR—Swedish Depository Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2015	Unrealized Appreciation (Depreciation)
250	Long	E-Mini MSCI EAFE Index	June 2015	$22,700,215	$23,750,000	$1,049,785

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$680,558	$69,572,186	$0	$70,252,744
Portugal	—	1,563,635	14,090	1,577,725
Sweden	57,104	30,276,426	—	30,333,530
United Arab Emirates	42,279	—	—	42,279
United Kingdom	—	194,600,848	—	194,600,848
Other Countries	—	718,629,007	—	718,629,007
Preferred Securities	—	6,326,795	—	6,326,795
Exchange-Traded Funds	35,354,919	—	—	35,354,919
Rights	107,512	—	—	107,512
Short-Term Investment Securities:
Registered Investment Companies	84,594,842	—	—	84,594,842
U.S. Government Treasuries	—	9,099,998	—	9,099,998
Repurchase Agreements	—	15,236,000	—	15,236,000

Total Investments at value	$120,837,214	$1,045,304,895	$14,090	$1,166,156,199

144

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Other Financial Instruments:+
Futures Contracts	$1,049,785	$—	$—	$1,049,785

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $980,119,004 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

145

VALIC Company I International Government Bond Fund

PORTFOLIO PROFILE — May 31, 2015 (unaudited)

Industry Allocation*

Sovereign	67.7%
United States Treasury Notes	14.2
United States Treasury Bonds	3.2
Banks — Commercial	2.0
Oil Companies — Exploration & Production	1.0
Sovereign Agency	0.8
Oil Companies — Integrated	0.7
Electric — Integrated	0.6
Real Estate Operations & Development	0.4
Time Deposits	0.4
Metal — Iron	0.3
Food — Meat Products	0.3
Gold Mining	0.3
Independent Power Producers	0.3
Auto — Cars/Light Trucks	0.3
Brewery	0.3
Pipelines	0.3
Building Products — Cement	0.3
Paper & Related Products	0.2
Banks — Export/Import	0.2
Industrial Gases	0.2
Transport — Marine	0.2
Building — Heavy Construction	0.2
Transport — Rail	0.2
Banks — Special Purpose	0.2
Cellular Telecom	0.2
Steel — Producers	0.2
Petrochemicals	0.2
Municipal Bonds & Notes	0.2
Registered Investment Companies	0.2
Diversified Minerals	0.2
Transport — Services	0.2
Auto/Truck Parts & Equipment — Original	0.2
Investment Management/Advisor Services	0.2
Retail — Major Department Stores	0.1
Sugar	0.1
Coal	0.1
Electric — Distribution	0.1
Banks — Super Regional	0.1
Diamonds/Precious Stones	0.1
Building & Construction Products — Misc.	0.1
Oil Refining & Marketing	0.1
Gas — Transportation	0.1
Steel — Specialty	0.1
Metal — Diversified	0.1
Food — Misc./Diversified	0.1
Telephone — Integrated	0.1
SupraNational Banks	0.1

98.0%

Country Allocation*

United States	18.7%
Japan	11.9
Italy	5.2
Spain	4.7
United Kingdom	3.6
Indonesia	2.9
Germany	2.7
Canada	2.3
Netherlands	2.2
Poland	2.1
Turkey	2.1
South Africa	2.1
Mexico	1.8
Lebanon	1.8
Australia	1.8
Belgium	1.6

Brazil	1.5
Philippines	1.4
France	1.3
Peru	1.3
Lithuania	1.2
Ireland	1.2
Dominican Republic	1.2
Venezuela	1.2
Colombia	1.1
Kenya	0.9
British Virgin Islands	0.9
El Salvador	0.9
Kazakhstan	0.9
Singapore	0.8
Luxembourg	0.8
Panama	0.8
Uruguay	0.8
Croatia	0.8
Malaysia	0.7
Thailand	0.7
Russia	0.7
Norway	0.7
Costa Rica	0.7
Romania	0.7
Sweden	0.6
Armenia	0.5
Zambia	0.4
Denmark	0.4
Bahrain	0.4
Chile	0.4
Senegal	0.4
Ghana	0.4
Finland	0.4
Jersey	0.3
Hungary	0.3
Cayman Islands	0.3
Serbia	0.3
Sri Lanka	0.3
Belarus	0.2
Ukraine	0.2
Honduras	0.2
Egypt	0.2
Ethiopia	0.2
Latvia	0.2
Paraguay	0.2
Nigeria	0.2
South Korea	0.1
Austria	0.1
SupraNational	0.1

98.0%

Credit Quality Allocation†#

Aaa	26.8%
Aa	5.7
A	19.9
Baa	26.9
Ba	6.5
B	5.0
Caa	0.8
Ca	0.7
Not Rated@	7.7

100.0%

*	Calculated as a percentage of net assets
@	Represents debt issues that either have no rating or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

146

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015

Security Description	Principal Amount(3)		Value (Note 2)

CORPORATE BONDS & NOTES — 11.5%
Australia — 0.2%
Westpac Banking Corp. Senior Notes 1.13% due 09/25/2015		$270,000	$270,621

Austria — 0.1%
ESAL GmbH Company Guar. Notes 6.25% due 02/05/2023*		200,000	203,500

Belgium — 0.3%
Anheuser-Busch InBev NV Company Guar. Notes 2.00% due 12/16/2019	EUR	400,000	469,355

Brazil — 0.7%
Banco ABC Brasil SA Senior Notes 8.50% due 03/28/2016*(4)	BRL	1,600,000	483,319
BRF SA Senior Notes 3.95% due 05/22/2023*		200,000	192,400
BRF SA Senior Notes 7.75% due 05/22/2018*(4)	BRL	500,000	131,281
Oi SA Senior Notes 9.75% due 09/15/2016*(4)	BRL	500,000	145,545
Samarco Mineracao SA Senior Notes 4.13% due 11/01/2022*		250,000	233,125

			1,185,670

British Virgin Islands — 0.9%
China Cinda Finance 2015 I, Ltd. Company Guar. Notes 4.25% due 04/23/2025*		275,000	268,306
Gold Fields Orogen Holdings BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020*		320,000	288,400
GTL Trade Finance, Inc. Company Guar. Notes 7.25% due 04/16/2044*		200,000	191,400
LS Finance 2022, Ltd. Company Guar. Notes 4.25% due 10/16/2022		250,000	254,091
Sinopec Group Overseas Development 2014, Ltd. Company Guar. Notes 4.38% due 04/10/2024*		275,000	294,649
State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 4.13% due 05/07/2024*		200,000	214,397

			1,511,243

Canada — 0.1%
Pacific Rubiales Energy Corp. Company Guar. Notes 5.13% due 03/28/2023		300,000	240,000

Cayman Islands — 0.3%
Country Garden Holdings Co., Ltd. Company Guar. Notes 7.25% due 04/04/2021*		200,000	202,260
Country Garden Holdings Co., Ltd. Company Guar. Notes 7.50% due 01/10/2023*		200,000	200,500

Security Description	Principal Amount(3)		Value (Note 2)

Cayman Islands (continued)
MIE Holdings Corp. Company Guar. Notes 7.50% due 04/25/2019*		$200,000	$148,000

			550,760

Chile — 0.4%
Celulosa Arauco y Constitucion SA Senior Notes 4.50% due 08/01/2024		200,000	208,473
Colbun SA Senior Notes 4.50% due 07/10/2024		250,000	255,203
E.CL SA Senior Notes 4.50% due 01/29/2025*		200,000	207,257

			670,933

Colombia — 0.6%
Banco de Bogota SA Sub. Notes 5.38% due 02/19/2023		225,000	233,325
Ecopetrol SA Senior Notes 4.13% due 01/16/2025		300,000	283,650
Empresas Publicas de Medellin ESP Senior Notes 8.38% due 02/01/2021	COP	80,000,000	33,372
Transportadora de Gas Internacional SA ESP Senior Notes 5.70% due 03/20/2022*		400,000	426,400

			976,747

Indonesia — 0.7%
Pelabuhan Indonesia II PT Senior Notes 4.25% due 05/05/2025*		400,000	385,000
Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*		318,000	327,937
Perusahaan Listrik Negara PT Senior Notes 5.50% due 11/22/2021*		480,000	517,200

			1,230,137

Ireland — 0.4%
Mobile Telesystems OJSC via MTS International Funding, Ltd. Senior Notes 5.00% due 05/30/2023		375,000	344,625
OJSC Novolipetsk Steel via Steel Funding, Ltd. Senior Notes 4.45% due 02/19/2018		350,000	341,722

			686,347

Jersey — 0.3%
Burgan Finance No. 1 Jersey, Ltd. Company Guar. Notes 7.88% due 09/29/2020		300,000	349,140
Polyus Gold International, Ltd. Company Guar. Notes 5.63% due 04/29/2020*		250,000	238,750

			587,890

147

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Kazakhstan — 0.3%
KazMunayGas National Co. JSC Senior Notes 6.38% due 04/09/2021		$200,000	$207,836
KazMunayGas National Co. JSC Senior Notes 6.38% due 04/09/2021*		250,000	259,795

			467,631

Luxembourg — 0.8%
Cosan Luxembourg SA Company Guar. Notes 9.50% due 03/14/2018*(4)	BRL	825,000	220,083
Gazprom Neft OAO Via GPN Capital SA Senior Notes 4.38% due 09/19/2022*		200,000	173,960
Gazprom OAO Via Gaz Capital SA Senior Notes 6.00% due 01/23/2021*		240,000	240,000
Klabin Finance SA Company Guar. Notes 5.25% due 07/16/2024*		200,000	199,400
Severstal OAO Via Steel Capital SA Senior Notes 4.45% due 03/19/2018*		350,000	339,500
Tupy Overseas SA Company Guar. Notes 6.63% due 07/17/2024		270,000	270,270

			1,443,213

Malaysia — 0.1%
Petronas Capital, Ltd. Company Guar. Notes 3.50% due 03/18/2025		200,000	202,284

Mexico — 0.4%
Alpek SAB de CV Company Guar. Notes 5.38% due 08/08/2023*		310,000	332,444
Elementia SAB de CV Company Guar. Notes 5.50% due 01/15/2025*		200,000	203,250
Empresas ICA SAB de CV Company Guar. Notes 8.88% due 05/29/2024*		200,000	172,500

			708,194

Netherlands — 0.9%
Enel Finance International NV Company Guar. Notes 4.88% due 03/11/2020	EUR	350,000	455,723
Indo Energy Finance BV Senior Sec. Notes 7.00% due 05/07/2018		250,000	215,625
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.38% due 10/06/2020		350,000	367,500
Linde Finance BV Company Guar. Notes 1.75% due 06/11/2019	EUR	350,000	405,032
Petrobras Global Finance BV Company Guar. Notes 4.38% due 05/20/2023		120,000	107,100

			1,550,980

Security Description	Principal Amount(3)		Value (Note 2)

Nigeria — 0.2%
Zenith Bank PLC Senior Notes 6.25% due 04/22/2019*		$275,000	$263,656

Peru — 0.4%
Alicorp SAA Senior Notes 3.88% due 03/20/2023*		150,000	147,188
Transportadora de Gas del Peru SA Senior Notes 4.25% due 04/30/2028*		200,000	201,000
Volcan Cia Minera SAA Company Guar. Notes 5.38% due 02/02/2022*		310,000	307,706

			655,894

Singapore — 0.4%
Alam Synergy Pte, Ltd. Company Guar. Notes 6.95% due 03/27/2020		210,000	206,850
Oversea-Chinese Banking Corp., Ltd. VRS Sub. Notes 4.00% due 10/15/2024*		200,000	206,707
Theta Capital Pte, Ltd. Company Guar. Notes 6.13% due 11/14/2020		300,000	303,714

			717,271

South Africa — 0.2%
Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022*		320,000	307,430

South Korea — 0.1%
Hana Bank Sub. Notes 4.38% due 09/30/2024*		200,000	211,027

SupraNational — 0.1%
Eurasian Development Bank Senior Notes 8.00% due 10/05/2017	RUB	6,000,000	104,677

Sweden — 0.4%
PKO Bank Polski SA Senior Notes 4.63% due 09/26/2022*		305,000	320,250
Svensk Exportkredit AB Senior Notes 1.75% due 05/30/2017		400,000	406,903

			727,153

Thailand — 0.7%
Bangkok Bank PCL Senior Notes 2.75% due 03/27/2018*		500,000	508,011
Bangkok Bank PCL Senior Notes 3.88% due 09/27/2022		300,000	311,284
Siam Commercial Bank PCL Senior Notes 3.50% due 04/07/2019*		200,000	206,281
Thai Oil PCL Senior Notes 3.63% due 01/23/2023*		200,000	201,233

			1,226,809

148

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Turkey — 0.2%
Turkiye Halk Bankasi AS Senior Notes 3.88% due 02/05/2020*		$200,000	$192,672
Turkiye Is Bankasi AS Senior Notes 5.00% due 04/30/2020*		200,000	202,612

			395,284

United Kingdom — 0.4%
City of Kyiv Via Kyiv Finance PLC Senior Notes 9.38% due 07/11/2016*		750,000	331,350
Petra Diamonds US Treasury PLC Sec. Notes 8.25% due 05/31/2020*		200,000	205,000
Vedanta Resources PLC Senior Notes 7.13% due 05/31/2023*		200,000	184,480

			720,830

United States — 0.7%
Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*		400,000	405,800
Fifth Third Bancorp Senior Notes 3.50% due 03/15/2022		200,000	207,381
Toyota Motor Credit Corp. Senior Notes 1.75% due 05/22/2017		500,000	507,951

			1,121,132

Venezuela — 0.2%
Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/2027		300,000	108,000
Petroleos de Venezuela SA Company Guar. Notes 8.50% due 11/02/2017		350,000	259,438

			367,438

Total Corporate Bonds & Notes
(cost $21,185,544)			19,774,106

FOREIGN GOVERNMENT OBLIGATIONS — 68.5%
Armenia — 0.5%
Republic of Armenia Notes 7.15% due 03/26/2025*		830,000	853,879

Australia — 1.6%
Commonwealth of Australia Senior Notes 3.25% due 04/21/2025	AUD	1,000,000	798,336
Commonwealth of Australia Senior Notes 4.75% due 06/15/2016	AUD	1,000,000	787,005
Commonwealth of Australia Senior Notes 5.75% due 05/15/2021	AUD	1,225,000	1,116,152

			2,701,493

Bahrain — 0.4%
Kingdom of Bahrain Bonds 6.00% due 09/19/2044		700,000	679,000

Security Description	Principal Amount(3)		Value (Note 2)

Belarus — 0.2%
Republic of Belarus Senior Notes 8.75% due 08/03/2015		$400,000	$394,000

Belgium — 1.3%
Kingdom of Belgium Bonds 2.25% due 06/22/2023	EUR	1,735,000	2,158,116

Brazil — 0.8%
Federative Republic of Brazil Senior Notes 4.88% due 01/22/2021		700,000	743,750
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041		300,000	304,500
Federative Republic of Brazil Senior Bonds 7.13% due 01/20/2037		300,000	359,250

			1,407,500

Canada — 2.2%
Government of Canada Bonds 1.50% due 09/01/2017	CAD	885,000	726,588
Government of Canada Bonds 2.25% due 06/01/2025	CAD	1,200,000	1,021,872
Government of Canada Bonds 2.75% due 06/01/2022	CAD	600,000	530,418
Government of Canada Bonds 3.75% due 06/01/2019	CAD	1,085,000	977,067
Government of Canada Bonds 5.00% due 06/01/2037	CAD	410,000	493,250

			3,749,195

Colombia — 0.5%
Republic of Colombia Senior Notes 2.63% due 03/15/2023		420,000	390,600
Republic of Colombia Senior Notes 9.85% due 06/28/2027	COP	900,000,000	443,599

			834,199

Costa Rica — 0.7%
Republic of Costa Rica Senior Notes 4.38% due 04/30/2025		350,000	314,125
Republic of Costa Rica Senior Bonds 5.63% due 04/30/2043*		200,000	170,000
Republic of Costa Rica Senior Notes 5.63% due 04/30/2043		500,000	425,000
Republic of Costa Rica Senior Bonds 7.16% due 03/12/2045*		250,000	246,875

			1,156,000

Croatia — 0.8%
Republic of Croatia Senior Notes 3.00% due 03/11/2025	EUR	640,000	659,233

149

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Croatia (continued)
Republic of Croatia Senior Bonds 5.50% due 04/04/2023		$650,000	$684,696

			1,343,929

Denmark — 0.4%
Kingdom of Denmark Bonds 1.75% due 11/15/2025	DKK	4,300,000	701,464

Dominican Republic — 1.2%
Dominican Republic Senior Bonds 5.50% due 01/27/2025*		600,000	609,000
Dominican Republic Senior Notes 5.88% due 04/18/2024		300,000	314,250
Dominican Republic Senior Notes 7.45% due 04/30/2044		300,000	332,250
Dominican Republic Senior Notes 7.50% due 05/06/2021		390,000	436,800
Dominican Republic Senior Notes 8.63% due 04/20/2027		300,000	360,000

			2,052,300

Egypt — 0.2%
Arab Republic of Egypt Senior Notes 6.88% due 04/30/2040		330,000	337,425

El Salvador — 0.9%
Republic of El Salvador Senior Notes 5.88% due 01/30/2025		700,000	677,250
Republic of El Salvador Senior Notes 7.63% due 02/01/2041		800,000	814,000

			1,491,250

Ethiopia — 0.2%
Federal Democratic Republic of Ethiopia Senior Notes 6.63% due 12/11/2024*		330,000	332,887

Finland — 0.4%
Government of Finland Senior Bonds 2.63% due 07/04/2042*	EUR	440,000	653,052

France — 1.3%
Government of France Bonds 3.50% due 04/25/2026	EUR	400,000	559,254
Government of France Bonds 4.00% due 04/25/2060	EUR	350,000	653,582
Government of France Bonds 4.50% due 04/25/2041	EUR	600,000	1,083,486
Government of France Bonds 5.50% due 04/25/2029	EUR	347	596

			2,296,918

Security Description	Principal Amount(3)		Value (Note 2)

Germany — 2.7%
Federal Republic of Germany Bonds 1.75% due 07/04/2022	EUR	1,000,000	$1,217,477
Federal Republic of Germany Bonds 3.50% due 07/04/2019	EUR	380,000	478,596
Federal Republic of Germany Bonds 4.00% due 01/04/2037	EUR	1,710,000	2,963,755

			4,659,828

Ghana — 0.4%
Republic of Ghana Notes 7.88% due 08/07/2023		700,000	659,281

Honduras — 0.2%
Republic of Honduras Senior Notes 7.50% due 03/15/2024		330,000	359,700

Hungary — 0.3%
Republic of Hungary Senior Notes 5.75% due 11/22/2023		308,000	350,004
Republic of Hungary Senior Notes 7.63% due 03/29/2041		150,000	210,750

			560,754

Indonesia — 2.2%
Republic of Indonesia Senior Notes 4.13% due 01/15/2025*		980,000	976,080
Republic of Indonesia Senior Notes 4.63% due 04/15/2043*		330,000	307,725
Republic of Indonesia Senior Notes 5.88% due 01/15/2024*		230,000	258,750
Republic of Indonesia Senior Bonds 8.50% due 10/12/2035		830,000	1,152,662
Republic of Indonesia Senior Notes 11.63% due 03/04/2019		790,000	1,045,763

			3,740,980

Ireland — 0.8%
Republic of Ireland Bonds 3.40% due 03/18/2024	EUR	790,000	1,033,570
Republic of Ireland Bonds 4.50% due 04/18/2020	EUR	270,000	354,530

			1,388,100

Italy — 5.2%
Republic of Italy Bonds 4.25% due 03/01/2020	EUR	1,800,000	2,290,627
Republic of Italy Bonds 4.75% due 09/01/2021	EUR	1,150,000	1,525,132
Republic of Italy Bonds 5.00% due 03/01/2025*	EUR	1,020,000	1,428,724

150

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Italy (continued)
Republic of Italy Bonds 5.25% due 11/01/2029	EUR	600,000	$895,032
Republic of Italy Bonds 6.00% due 05/01/2031	EUR	600,000	973,920
Republic of Italy Bonds 6.50% due 11/01/2027	EUR	600,000	967,580
Republic of Italy Bonds 9.00% due 11/01/2023	EUR	532,912	919,280

			9,000,295

Japan — 11.9%
Government of Japan Senior Bonds 0.90% due 03/20/2022	JPY	205,000,000	1,734,127
Government of Japan Senior Bonds 1.00% due 09/20/2020	JPY	185,000,000	1,560,725
Government of Japan Senior Notes 1.10% due 06/20/2020	JPY	132,000,000	1,117,118
Government of Japan Senior Bonds 1.30% due 12/20/2019	JPY	254,000,000	2,160,440
Government of Japan Senior Bonds 1.50% due 09/20/2018	JPY	190,000,000	1,605,897
Government of Japan Senior Bonds 1.50% due 12/20/2044	JPY	200,000,000	1,618,802
Government of Japan Senior Bonds 1.70% due 12/20/2016	JPY	62,500,000	516,827
Government of Japan Senior Bonds 1.70% due 03/20/2018	JPY	110,000,000	928,456
Government of Japan Senior Notes 1.80% due 06/20/2030	JPY	100,000,000	917,989
Government of Japan Senior Notes 1.80% due 12/20/2031	JPY	53,000,000	482,993
Government of Japan Senior Notes 1.80% due 03/20/2043	JPY	225,000,000	1,960,779
Government of Japan Senior Bonds 2.00% due 03/20/2025	JPY	182,700,000	1,698,881
Government of Japan Senior Bonds 2.00% due 09/20/2040	JPY	285,000,000	2,595,813
Government of Japan Senior Bonds 2.10% due 09/20/2029	JPY	128,000,000	1,218,946
Government of Japan Senior Notes 2.20% due 03/20/2051	JPY	33,000,000	311,814

			20,429,607

Kazakhstan — 0.6%
Republic of Kazakhstan Senior Notes 3.88% due 10/14/2024*		360,000	346,050

Security Description	Principal Amount(3)		Value (Note 2)

Kazakhstan (continued)
Republic of Kazakhstan Senior Notes 4.88% due 10/14/2044		$730,000	$653,350

			999,400

Kenya — 0.9%
Republic of Kenya Senior Notes 6.88% due 06/24/2024		600,000	628,050
Republic of Kenya Senior Notes 6.88% due 06/24/2024*		860,000	900,205

			1,528,255

Latvia — 0.2%
Republic of Latvia Senior Notes 5.25% due 02/22/2017		300,000	320,685

Lebanon — 1.8%
Lebanese Republic Senior Notes 5.00% due 10/12/2017		1,980,000	2,002,275
Lebanese Republic Senior Notes 6.60% due 11/27/2026		1,050,000	1,090,687

			3,092,962

Lithuania — 1.2%
Republic of Lithuania Senior Notes 6.63% due 02/01/2022		600,000	732,750
Republic of Lithuania Senior Bonds 7.38% due 02/11/2020		1,150,000	1,395,812

			2,128,562

Malaysia — 0.6%
Government of Malaysia Senior Notes 3.89% due 07/31/2020	MYR	3,800,000	1,047,970

Mexico — 1.4%
United Mexican States Senior Notes 3.60% due 01/30/2025		700,000	703,850
United Mexican States Bonds 7.25% due 12/15/2016	MXN	21,760,000	1,488,857
United Mexican States Bonds 7.75% due 11/13/2042	MXN	2,900,000	212,730

			2,405,437

Netherlands — 1.3%
Government of Netherlands Bonds 2.25% due 07/15/2022*	EUR	885,000	1,101,857
Republic of Mozambique Government Guar. Notes 6.31% due 09/11/2020		1,100,000	1,056,176

			2,158,033

Norway — 0.7%
Kingdom of Norway Bonds 3.75% due 05/25/2021*	NOK	5,000,000	739,114

151

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Norway (continued)
Kingdom of Norway Bonds 4.25% due 05/19/2017*	NOK	3,240,000	$445,716

			1,184,830

Panama — 0.8%
Republic of Panama Senior Notes 5.20% due 01/30/2020		600,000	664,500
Republic of Panama Senior Notes 6.70% due 01/26/2036		600,000	763,500

			1,428,000

Paraguay — 0.2%
Republic of Paraguay Notes 6.10% due 08/11/2044*		250,000	268,750

Peru — 0.9%
Republic of Peru Senior Notes 5.63% due 11/18/2050		379,000	445,325
Republic of Peru Senior Notes 6.55% due 03/14/2037		300,000	389,250
Republic of Peru Senior Notes 8.75% due 11/21/2033		490,000	766,850

			1,601,425

Philippines — 1.4%
Republic of the Philippines Senior Notes 3.95% due 01/20/2040		580,000	606,100
Republic of the Philippines Senior Notes 6.38% due 10/23/2034		500,000	692,500
Republic of the Philippines Senior Notes 10.63% due 03/16/2025		710,000	1,151,975

			2,450,575

Poland — 2.1%
Republic of Poland Senior Notes 3.00% due 03/17/2023		700,000	699,398
Republic of Poland Senior Notes 4.00% due 01/22/2024		1,250,000	1,336,063
Republic of Poland Bonds 5.75% due 10/25/2021	PLN	3,300,000	1,041,734
Republic of Poland Senior Notes 6.38% due 07/15/2019		500,000	583,000

			3,660,195

Romania — 0.7%
Government of Romania Senior Notes 4.38% due 08/22/2023		600,000	634,026
Government of Romania Senior Notes 6.13% due 01/22/2044		400,000	486,880

			1,120,906

Security Description	Principal Amount(3)		Value (Note 2)

Russia — 0.7%
Russian Federation Senior Notes 5.63% due 04/04/2042*		$800,000	$771,328
Russian Federation Senior Notes 7.50% due 03/31/2030		353,125	413,509

			1,184,837

Senegal — 0.4%
Republic of Senegal Bonds 6.25% due 07/30/2024		680,000	666,400

Serbia — 0.3%
Republic of Serbia Notes 5.88% due 12/03/2018		500,000	530,000

Singapore — 0.4%
Republic of Singapore Senior Notes 2.38% due 04/01/2017	SGD	970,000	736,878

South Africa — 1.9%
Republic of South Africa Senior Notes 5.38% due 07/24/2044#		290,000	302,045
Republic of South Africa Senior Notes 5.88% due 09/16/2025		700,000	794,346
Republic of South Africa Senior Bonds 6.88% due 05/27/2019		1,000,000	1,147,000
Republic of South Africa Bonds 10.50% due 12/21/2026	ZAR	10,000,000	965,932

			3,209,323

Spain — 4.7%
Kingdom of Spain Senior Bonds 4.00% due 04/30/2020*	EUR	1,000,000	1,263,485
Kingdom of Spain Senior Bonds 4.10% due 07/30/2018*	EUR	2,200,000	2,699,156
Kingdom of Spain Senior Notes 4.40% due 10/31/2023*	EUR	1,230,000	1,638,653
Kingdom of Spain Senior Bonds 4.60% due 07/30/2019*	EUR	320,000	408,708
Kingdom of Spain Bonds 5.75% due 07/30/2032	EUR	650,000	1,038,503
Kingdom of Spain Bonds 6.00% due 01/31/2029	EUR	600,000	941,379

			7,989,884

Sri Lanka — 0.3%
Republic of Sri Lanka Senior Notes 6.25% due 10/04/2020		460,000	469,798

Sweden — 0.2%
Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	3,000,000	426,456

152

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Turkey — 1.9%
Republic of Turkey Senior Bonds 5.75% due 03/22/2024		$250,000	$275,552
Republic of Turkey Senior Notes 6.00% due 01/14/2041		330,000	363,825
Republic of Turkey Senior Notes 6.25% due 09/26/2022		600,000	677,083
Republic of Turkey Senior Notes 7.38% due 02/05/2025		700,000	855,750
Republic of Turkey Senior Notes 8.00% due 02/14/2034		200,000	267,500
Republic of Turkey Bonds 10.40% due 03/20/2024	TRY	900,000	365,585
Republic of Turkey Senior Notes 11.88% due 01/15/2030		228,000	394,440

			3,199,735

Ukraine — 0.2%
Financing of Infrastructural Projects State Enterprise Government Guar. Bonds 7.40% due 04/20/2018		810,000	360,450

United Kingdom — 3.2%
United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2018	GBP	890,000	1,375,070
United Kingdom Gilt Treasury Bonds 2.25% due 09/07/2023	GBP	1,000,000	1,591,156
United Kingdom Gilt Treasury Bonds 4.00% due 09/07/2016	GBP	135,000	215,499
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	410,000	813,635
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2040	GBP	450,000	916,803
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	290,000	588,192

			5,500,355

Uruguay — 0.8%
Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050		650,000	654,875
Oriental Republic of Uruguay Senior Notes 7.63% due 03/21/2036		300,000	417,000
Oriental Republic of Uruguay Senior Notes 7.88% due 01/15/2033		250,000	348,750

			1,420,625

Venezuela — 1.0%
Republic of Venezuela Senior Notes 7.00% due 12/01/2018		400,000	192,000

Security Description	Principal Amount(3)/ Shares	Value (Note 2)

Venezuela (continued)
Republic of Venezuela Senior Bonds 7.75% due 10/13/2019	$800,000	$340,000
Republic of Venezuela Senior Bonds 9.00% due 05/07/2023	870,000	354,525
Republic of Venezuela Senior Notes 11.75% due 10/21/2026	830,000	381,800
Republic of Venezuela Senior Notes 12.75% due 08/23/2022	750,000	367,500

		1,635,825

Zambia — 0.4%
Republic of Zambia Senior Notes 8.50% due 04/14/2024	650,000	702,000

Total Foreign Government Obligations
(cost $126,781,906)		117,369,703

U.S. GOVERNMENT TREASURIES — 17.4%
United States Treasury Bonds
3.00% due 05/15/2042	1,720,000	1,766,763
4.38% due 02/15/2038	1,520,000	1,940,732
5.38% due 02/15/2031	700,000	965,289
5.50% due 08/15/2028	580,000	789,389
United States Treasury Notes
1.38% due 09/30/2018	2,000,000	2,020,156
1.88% due 08/31/2017	2,305,000	2,364,425
2.00% due 11/30/2020	5,000,000	5,104,690
2.13% due 12/31/2015	2,125,000	2,149,072
2.38% due 03/31/2016	3,308,000	3,365,890
2.75% due 11/30/2016	2,370,000	2,450,727
2.75% due 12/31/2017	2,150,000	2,256,156
2.75% due 02/28/2018	3,030,000	3,184,579
3.13% due 05/15/2021	1,360,000	1,470,393

Total U.S. Government Treasuries
(cost $29,212,938)		29,828,261

Total Long-Term Investment Securities
(cost $177,180,388)		166,972,070

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Registered Investment Companies — 0.2%
State Street Navigator Securities Lending Prime Portfolio(1)	314,650	314,650

Time Deposits — 0.4%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/01/2015	622,000	622,000

Total Short-Term Investment Securities
(cost $936,650)		936,650

TOTAL INVESTMENTS —
(cost $178,117,038)(2)	98.0%	167,908,720
Other assets less liabilities	2.0	3,403,543

NET ASSETS —	100.0%	$171,312,263

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2015, the aggregate value of these securities was $28,262,955 representing 16.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

153

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

#	The security or a portion thereof is out on loan (see Note 2).
(1)	At May 31, 2015, the Fund had loaned securities with a total value of $307,465. This was secured by collateral of $314,650, which was received in cash and subsequently invested in short-term investments currently valued at $314,650 as reported in the Portfolio of Investments.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	Denominated in United States Dollars unless otherwise indicated.
(4)	Illiquid security. At May 31, 2015, the aggregate value of these securities was $980,228 representing 0.6% of net assets.

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

COP—Colombian Peso

DKK—Danish Krone

EUR—Euro Dollar

GBP—British Pound

JPY—Japanese Yen

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

TRY—Turkish Lira

ZAR—South African Rand

VRS—Variable Rate Security

The rates shown on VRS are the current interest rates at May 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

154

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$19,774,106	$—	$19,774,106
Foreign Government Obligations	—	117,369,703	—	117,369,703
U.S. Government Treasuries	—	29,828,261	—	29,828,261
Short-Term Investment Securities:
Registered Investment Companies	314,650			314,650
Time Deposits	—	622,000	—	622,000

Total Investments at Value	$314,650	$167,594,070	$—	$167,908,720

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I International Growth Fund

PORTFOLIO PROFILE — May 31, 2015 (unaudited)

Industry Allocation*

Medical — Drugs	9.1%
Banks — Commercial	7.6
Registered Investment Companies	6.4
Auto — Cars/Light Trucks	3.3
Diversified Banking Institutions	3.1
Insurance — Life/Health	2.8
Food — Misc./Diversified	2.6
Oil Companies — Integrated	2.3
Time Deposits	2.2
Electronic Components — Misc.	2.2
Semiconductor Components — Integrated Circuits	2.0
Cable/Satellite TV	1.8
Auto/Truck Parts & Equipment — Original	1.7
Brewery	1.7
Soap & Cleaning Preparation	1.7
Tobacco	1.7
Electronic Components — Semiconductors	1.6
Food — Catering	1.6
Hotels/Motels	1.6
Retail — Apparel/Shoe	1.5
Chemicals — Diversified	1.5
Advertising Agencies	1.4
Beverages — Wine/Spirits	1.4
Food — Retail	1.3
Power Converter/Supply Equipment	1.2
Human Resources	1.2
Cosmetics & Toiletries	1.1
Electronic Measurement Instruments	1.1
Commercial Services	1.0
Web Portals/ISP	1.0
Finance — Other Services	1.0
Airlines	1.0
Retail — Jewelry	1.0
Oil Companies — Exploration & Production	1.0
Medical Products	1.0
Industrial Gases	0.9
Enterprise Software/Service	0.9
Textile — Apparel	0.8
Transport — Rail	0.8
E-Commerce/Products	0.8
Diversified Financial Services	0.7
Machinery — Farming	0.7
Metal — Diversified	0.7
Television	0.7
Diversified Operations/Commercial Services	0.7
Aerospace/Defense	0.6
Internet Application Software	0.6
Medical — Generic Drugs	0.6
Diversified Operations	0.6
Transactional Software	0.6
Finance — Leasing Companies	0.6
Apparel Manufacturers	0.6
Distribution/Wholesale	0.6
Chemicals — Specialty	0.6
Rental Auto/Equipment	0.6
Electric Products — Misc.	0.6
Advertising Services	0.5
Cruise Lines	0.5
Retail — Vision Service Center	0.5
Dialysis Centers	0.5
Building Products — Air & Heating	0.5
Agricultural Chemicals	0.5
Aerospace/Defense — Equipment	0.5
Computers — Integrated Systems	0.5
Containers — Paper/Plastic	0.5
Industrial Automated/Robotic	0.4
Optical Supplies	0.4
Building Products — Cement	0.4
Investment Companies	0.4

Real Estate Management/Services	0.4
Computer Services	0.4
Retail — Building Products	0.4
Broadcast Services/Program	0.4
Medical — Biomedical/Gene	0.4
Networking Products	0.4
Retail — Home Furnishings	0.4
Machinery — Electrical	0.4
Casino Hotels	0.4
Semiconductor Equipment	0.3
Appliances	0.3
Finance — Mortgage Loan/Banker	0.3
Advertising Sales	0.3
Electric — Integrated	0.3
Insurance — Multi-line	0.3
Investment Management/Advisor Services	0.3
Transport — Services	0.3
Auto — Heavy Duty Trucks	0.3
Insurance-Property/Casualty	0.3
Diversified Manufacturing Operations	0.3
Rubber — Tires	0.2
Retail — Misc./Diversified	0.2
Machinery — Construction & Mining	0.2
Retail — Convenience Store	0.2
Multimedia	0.2
Toys	0.2
Telephone — Integrated	0.2
Food — Meat Products	0.2
Gas — Distribution	0.2
Athletic Footwear	0.2
Beverages — Non-alcoholic	0.2
Computer Aided Design	0.2
Mining Services	0.1
Consulting Services	0.1
Telecom Services	0.1
Applications Software	0.1

105.8%

Country Allocation*

United Kingdom	17.5%
Japan	14.3
Switzerland	11.4
France	9.9
United States	8.6
Germany	7.7
Netherlands	4.2
Canada	3.2
Jersey	2.7
Hong Kong	2.3
Denmark	2.2
Belgium	2.1
Sweden	2.0
Cayman Islands	1.8
Spain	1.7
Australia	1.6
Singapore	1.5
Italy	1.4
Taiwan	1.4
India	1.1
Brazil	1.1
Mexico	1.0
Ireland	0.8
Israel	0.7
China	0.7
South Korea	0.6
Norway	0.6
Portugal	0.4

155

VALIC Company I International Growth Fund

PORTFOLIO PROFILE — May 31, 2015 (unaudited) — (continued)

Country Allocation* (continued)

Thailand	0.4%
Bermuda	0.4
Indonesia	0.3
Turkey	0.2

105.8%

*	Calculated as a percentage of net assets

156

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.9%
Australia — 1.6%
Amcor, Ltd.(1)	255,955	$2,823,167
Aurizon Holdings, Ltd.(1)	171,747	698,086
Brambles, Ltd.(1)	191,264	1,667,332
CSL, Ltd.(1)	31,996	2,277,280
Orica, Ltd.#(1)	56,806	945,409
Qantas Airways, Ltd.†(1)	588,960	1,579,626

		9,990,900

Belgium — 2.1%
Anheuser-Busch InBev NV(1)	50,623	6,105,705
KBC Groep NV(1)	74,767	5,016,341
UCB SA(1)	24,620	1,761,509

		12,883,555

Bermuda — 0.4%
Global Brands Group Holding, Ltd.†(1)	3,954,800	882,327
Li & Fung, Ltd.(1)	1,834,800	1,586,279

		2,468,606

Brazil — 1.1%
Banco Bradesco SA ADR	271,373	2,388,083
BM&FBovespa SA	709,702	2,501,319
BRF SA	57,241	1,157,827
Itau Unibanco Holding SA ADR	79,872	854,630

		6,901,859

Canada — 3.2%
Alimentation Couche-Tard, Inc., Class B	37,510	1,461,671
Canadian National Railway Co. (NYSE)	49,479	2,937,073
Canadian National Railway Co. (TSX)	21,600	1,281,306
Cenovus Energy, Inc.	44,353	731,846
CGI Group, Inc., Class A†	68,717	2,910,913
Encana Corp.	135,898	1,722,220
Fairfax Financial Holdings, Ltd.	3,356	1,690,387
Great-West Lifeco, Inc.#	39,516	1,144,871
Loblaw Cos., Ltd.#	24,045	1,222,938
Suncor Energy, Inc.	117,247	3,427,090
Valeant Pharmaceuticals International, Inc.†	5,780	1,380,091

		19,910,406

Cayman Islands — 1.8%
Alibaba Group Holding, Ltd. ADR†	4,751	424,359
Baidu, Inc. ADR†	21,315	4,207,581
Tencent Holdings, Ltd.(1)	203,500	4,077,060
Vipshop Holdings, Ltd. ADR†	89,660	2,238,810

		10,947,810

China — 0.7%
Great Wall Motor Co., Ltd.(1)	338,000	2,162,710
Industrial & Commercial Bank of China, Ltd., Class H(1)	2,393,000	2,082,967

		4,245,677

Denmark — 2.2%
Carlsberg A/S, Class B(1)	40,148	3,690,854
Coloplast A/S, Class B(1)	15,620	1,179,596
Novo Nordisk A/S, Class B(1)	65,287	3,699,533
Pandora A/S(1)	47,950	4,834,597

		13,404,580

France — 9.9%
Accor SA(1)	96,210	5,291,263
Air Liquide SA#(1)	25,483	3,284,874
Bureau Veritas SA#(1)	36,394	834,188
Carrefour SA†(1)	55,322	1,878,666
Criteo SA ADR†	43,900	2,108,517

Security Description	Shares	Value (Note 2)

France (continued)
Danone SA(1)	47,862	$3,288,326
Dassault Systemes#(1)	12,308	962,229
Essilor International SA#(1)	22,302	2,724,236
GDF Suez(1)	100,488	2,029,386
Hermes International(1)	887	347,315
Legrand SA#(1)	31,129	1,753,136
LVMH Moet Hennessy Louis Vuitton SE(1)	28,055	5,020,124
Pernod Ricard SA(1)	52,645	6,511,253
Peugeot SA†(1)	163,640	3,433,927
Publicis Groupe SA#(1)	42,345	3,400,431
Schneider Electric SE(1)	101,924	7,730,647
Total SA(1)	82,900	4,195,584
Valeo SA#(1)	24,480	3,929,008
Zodiac Aerospace(1)	80,410	2,933,357

		61,656,467

Germany — 7.4%
adidas AG(1)	13,837	1,087,144
Allianz SE(1)	12,436	1,949,854
Bayer AG#(1)	74,694	10,596,519
Beiersdorf AG(1)	28,935	2,619,832
Continental AG(1)	6,775	1,564,717
Deutsche Boerse AG(1)	34,483	2,762,160
Deutsche Post AG(1)	38,244	1,152,894
Fresenius Medical Care AG & Co. KGaA(1)	36,000	3,075,442
Linde AG(1)	14,626	2,809,264
Merck KGaA(1)	26,522	2,836,946
MTU Aero Engines AG(1)	6,790	647,860
ProSiebenSat.1 Media AG#(1)	84,743	4,052,607
SAP SE#(1)	71,894	5,323,695
Wirecard AG(1)	75,552	3,136,581
Zalando SE†*(1)	78,982	2,550,506

		46,166,021

Hong Kong — 2.3%
AIA Group, Ltd.(1)	1,149,600	7,535,295
CNOOC, Ltd.(1)	462,000	719,224
Galaxy Entertainment Group, Ltd.(1)	430,000	2,051,109
Hutchison Whampoa, Ltd.(1)	263,000	3,895,878

		14,201,506

India — 1.1%
Housing Development Finance Corp., Ltd.(1)	109,439	2,113,915
ICICI Bank, Ltd. ADR	233,710	2,467,978
Tata Consultancy Services, Ltd.(1)	59,590	2,442,097

		7,023,990

Indonesia — 0.3%
Bank Mandiri Persero Tbk PT(1)	2,373,900	1,930,203

Ireland — 0.8%
Bank of Ireland†(1)	7,975,500	3,048,478
Ryanair Holdings PLC ADR	24,750	1,648,350

		4,696,828

Israel — 0.7%
Check Point Software Technologies, Ltd.†	7,857	665,645
Teva Pharmaceutical Industries, Ltd. ADR	65,058	3,909,986

		4,575,631

Italy — 1.4%
Intesa Sanpaolo SpA(1)	1,565,580	5,647,769
Luxottica Group SpA(1)	47,925	3,230,583

		8,878,352

157

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan — 14.3%
Daikin Industries, Ltd.(1)	38,600	$2,948,083
Daito Trust Construction Co., Ltd.(1)	22,300	2,477,789
Denso Corp.(1)	89,600	4,671,978
FANUC Corp.(1)	12,500	2,746,999
Fuji Heavy Industries, Ltd.(1)	119,700	4,506,784
Honda Motor Co., Ltd.(1)	101,400	3,471,471
Hoya Corp.(1)	91,600	3,366,792
Inpex Corp.(1)	132,311	1,629,147
Isuzu Motors, Ltd.(1)	125,700	1,704,174
Japan Tobacco, Inc.(1)	188,900	6,854,463
Keyence Corp.(1)	12,200	6,550,992
Komatsu, Ltd.(1)	71,400	1,499,775
Kubota Corp.(1)	258,000	4,281,404
Kyocera Corp.(1)	37,300	2,025,349
Minebea Co., Ltd.#(1)	141,000	2,588,534
Mizuho Financial Group, Inc.(1)	1,041,400	2,287,828
Murata Manufacturing Co., Ltd.(1)	29,000	4,704,212
Nidec Corp.(1)	22,400	1,629,068
Nintendo Co., Ltd.#(1)	7,700	1,301,955
Nitori Holdings Co., Ltd.(1)	29,000	2,222,136
Ono Pharmaceutical Co., Ltd.(1)	16,900	1,843,627
ORIX Corp.(1)	238,500	3,763,207
Rakuten, Inc.#(1)	108,943	1,777,572
Ryohin Keikaku Co., Ltd.(1)	9,100	1,536,524
Seven & I Holdings Co., Ltd.(1)	64,300	2,655,964
Shin-Etsu Chemical Co., Ltd.(1)	17,900	1,088,559
Suzuki Motor Corp.(1)	108,500	3,771,963
Terumo Corp.(1)	78,000	1,768,239
Toyota Motor Corp.(1)	34,975	2,411,473
Unicharm Corp.(1)	114,900	2,531,197
Yahoo Japan Corp.#(1)	471,100	2,101,577

		88,718,835

Jersey — 2.7%
Delphi Automotive PLC	11,692	1,016,970
Shire PLC(1)	56,030	4,849,552
Wolseley PLC(1)	33,920	2,096,158
WPP PLC(1)	365,918	8,627,290

		16,589,970

Mexico — 1.0%
Cemex SAB de CV ADR†	281,124	2,614,453
Fomento Economico Mexicano SAB de CV ADR	11,441	1,017,105
Grupo Televisa SAB ADR	63,394	2,399,463

		6,031,021

Netherlands — 4.2%
Akzo Nobel NV(1)	70,263	5,366,013
ASML Holding NV(1)	19,617	2,199,566
Heineken NV(1)	10,269	806,312
ING Groep NV CVA(1)	464,897	7,678,142
Mobileye NV†#	25,530	1,201,952
NXP Semiconductor NV†	44,560	5,001,860
Randstad Holding NV(1)	40,601	2,353,045
Unilever NV CVA(1)	42,218	1,801,342

		26,408,232

Norway — 0.6%
Statoil ASA(1)	183,890	3,441,237

Portugal — 0.4%
Jeronimo Martins SGPS SA(1)	197,280	2,717,781

Singapore — 1.5%
Avago Technologies, Ltd.	22,121	3,275,456
DBS Group Holdings, Ltd.#(1)	193,700	2,904,193

Security Description	Shares	Value (Note 2)

Singapore (continued)
Singapore Telecommunications, Ltd.(1)	232,950	$712,544
United Overseas Bank, Ltd.(1)	152,577	2,615,829

		9,508,022

South Korea — 0.6%
Samsung Electronics Co., Ltd.(1)	2,112	2,485,279
Samsung Electronics Co., Ltd. GDR (LSE)*(1)	2,123	1,256,981
Samsung Electronics Co., Ltd. GDR (OTC)†*	322	190,624

		3,932,884

Spain — 1.7%
Amadeus IT Holding SA, Class A(1)	83,058	3,781,865
Inditex SA(1)	111,690	3,701,644
International Consolidated Airlines Group SA†(1)	347,191	2,941,349

		10,424,858

Sweden — 2.0%
Electrolux AB, Series B(1)	71,470	2,183,769
Getinge AB, Class B(1)	2,914	70,458
Hennes & Mauritz AB, Class B(1)	49,729	1,961,672
Investor AB, Class B(1)	65,044	2,569,653
Skandinaviska Enskilda Banken AB, Class A(1)	291,820	3,607,222
Telefonaktiebolaget LM Ericsson, Class B(1)	200,261	2,249,406

		12,642,180

Switzerland — 11.4%
ABB, Ltd.(1)	99,081	2,172,206
Adecco SA(1)	62,836	5,005,116
Credit Suisse Group AG(1)	117,680	3,124,332
Givaudan SA(1)	1,410	2,584,993
Julius Baer Group, Ltd.(1)	81,286	4,440,375
Kuehne & Nagel International AG(1)	4,187	588,757
Nestle SA(1)	145,266	11,285,488
Novartis AG(1)	128,322	13,206,297
Roche Holding AG(1)	55,590	16,367,301
Sonova Holding AG(1)	6,036	910,267
Swatch Group AG#(1)	2,799	1,113,156
Syngenta AG(1)	6,428	2,943,933
UBS Group AG(1)	318,914	6,861,399

		70,603,620

Taiwan — 1.4%
Hon Hai Precision Industry Co., Ltd.(1)	238,042	767,194
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	543,269	2,587,808
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	208,816	5,070,053

		8,425,055

Thailand — 0.4%
Kasikornbank PCL(1)	2,200	12,724
Kasikornbank PCL NVDR(1)	464,400	2,690,975

		2,703,699

Turkey — 0.2%
Akbank TAS(1)	526,385	1,550,445

United Kingdom — 17.5%
Aberdeen Asset Management PLC(1)	265,723	1,814,911
ARM Holdings PLC(1)	194,050	3,433,711
Ashtead Group PLC(1)	207,341	3,554,891
Associated British Foods PLC(1)	42,677	1,978,508
BAE Systems PLC(1)	197,040	1,552,046
Barclays PLC(1)	1,058,188	4,367,012
BG Group PLC(1)	95,929	1,667,460
British American Tobacco PLC(1)	63,172	3,487,908
BT Group PLC(1)	186,990	1,278,392

158

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
United Kingdom (continued)
Bunzl PLC(1)	77,200	$2,237,967
Burberry Group PLC(1)	96,243	2,497,240
Carnival PLC(1)	66,900	3,232,664
Centrica PLC(1)	256,263	1,089,020
Compass Group PLC(1)	560,602	9,815,780
Diageo PLC(1)	74,891	2,081,607
Hays PLC(1)	95,467	235,757
HSBC Holdings PLC(1)	332,071	3,161,737
Informa PLC(1)	157,754	1,402,624
Johnson Matthey PLC(1)	69,309	3,707,186
Kingfisher PLC(1)	428,858	2,428,539
Liberty Global PLC, Class A†	65,560	3,771,667
Lloyds Banking Group PLC(1)	1,339,814	1,799,879
London Stock Exchange Group PLC(1)	26,660	1,003,274
Next PLC(1)	13,624	1,567,216
Prudential PLC(1)	216,895	5,404,130
Reckitt Benckiser Group PLC(1)	93,602	8,459,976
Reed Elsevier PLC(1)	205,006	3,404,103
Rio Tinto PLC(1)	97,680	4,267,929
Rolls-Royce Holdings PLC(1)	127,370	1,945,672
Rolls-Royce Holdings PLC (Entitlement Shares)†	17,874,287	27,319
Royal Dutch Shell PLC, Class B(1)	72,842	2,202,264
Sky PLC(1)	472,135	7,621,439
Smith & Nephew PLC(1)	92,661	1,645,136
Smiths Group PLC(1)	88,959	1,631,358
St James’s Place PLC(1)	234,061	3,262,178
Standard Chartered PLC(1)	95,638	1,530,481
Whitbread PLC(1)	52,736	4,131,945

		108,700,926

Total Common Stocks
(cost $499,222,603)		602,281,156

PREFERRED SECURITIES — 0.3%
Germany — 0.3%
Henkel AG & Co. KGaA(1) (cost $1,834,544)	16,510	1,975,759

Total Long-Term Investment Securities
(cost $501,057,147)		604,256,915

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 8.6%
Registered Investment Companies — 6.4%
State Street Navigator Securities Lending Prime Portfolio(2)	39,731,697	$39,731,697

Time Deposits — 2.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/01/2015	$13,498,000	13,498,000

Total Short-Term Investment Securities
(cost $53,229,698)		53,229,697

TOTAL INVESTMENTS —
(cost $554,286,845)(3)	105.8%	657,486,612
Liabilities in excess of other assets	(5.8)	(36,099,553)

NET ASSETS —	100.0%	$621,387,059

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2015, the aggregate value of these securities was $3,998,111 representing 0.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at May 31, 2015. The aggregate value of these securities was $534,186,502 representing 86.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	At May 31, 2015, the Fund had loaned securities with a total value of $37,679,405. This was secured by collateral of $39,731,697 which was received in cash and subsequently invested in short-term investments currently value at $39,731,697 as reported in the portfolio of investments. The remaining collateral of $569,848 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s other assets and liabilities.

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2015
United States Treasury Bills	zero coupon	06/18/2015 to 01/07/2016	$279,731
United States Treasury Notes/Bonds	0.25% to 0.50%	06/30/2015 to 03/31/2017	290,117

(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

CVA—Certification Van Aandelen (Dutch Cert.)

GDR—Global Depository Receipt

LSE—London Stock Exchange

NVDR—Non-Voting Depository Receipt

NYSE—New York Stock Exchange

OTC—Over The Counter US

TSX—Toronto Stock Exchange

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Brazil	$6,901,859	$—	$—	$6,901,859
Canada	19,910,406	—	—	19,910,406
Cayman Islands	6,870,750	4,077,060	—	10,947,810
France	2,108,517	59,547,950	—	61,656,467
India	2,467,978	4,556,012	—	7,023,990
Ireland	1,648,350	3,048,478	—	4,696,828
Israel	4,575,631	—	—	4,575,631
Jersey	1,016,970	15,573,000	—	16,589,970
Mexico	6,031,021	—	—	6,031,021
Netherlands	6,203,812	20,204,420	—	26,408,232
Singapore	3,275,456	6,232,566	—	9,508,022

159

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
South Korea	$190,624	$3,742,260	$—	$3,932,884
Taiwan	5,070,053	3,355,002	—	8,425,055
United Kingdom	3,771,667	104,929,259	—	108,700,926
Other Countries	—	306,972,055	—	306,972,055
Preferred Securities	—	1,975,759	—	1,975,759
Short-Term Investment Securities:
Registered Investment Companies	39,731,697	—	—	39,731,697
Time Deposits	—	13,498,000	—	13,498,000

Total Investments at Value	$109,774,791	$547,711,821	$—	$657,486,612

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $455,182,307 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

160

VALIC Company I Large Cap Core Fund

PORTFOLIO PROFILE — May 31, 2015 (unaudited)

Industry Allocation*

Diversified Banking Institutions	9.6%
Computers	4.9
Medical Instruments	3.9
Medical — Drugs	3.7
Medical — Biomedical/Gene	3.4
Retail — Drug Store	3.3
Applications Software	3.1
Web Portals/ISP	3.1
Entertainment Software	2.8
Telephone — Integrated	2.7
Finance — Credit Card	2.7
Instruments — Controls	2.5
Electronic Components — Semiconductors	2.5
Oil Companies — Exploration & Production	2.3
Cable/Satellite TV	2.3
Investment Management/Advisor Services	2.2
Insurance — Reinsurance	2.1
Oil Companies — Integrated	2.0
Publishing — Periodicals	1.9
Diversified Manufacturing Operations	1.9
Beverages — Non-alcoholic	1.9
Commercial Services — Finance	1.9
Auto/Truck Parts & Equipment — Original	1.8
Repurchase Agreements	1.6
Television	1.5
Banks — Super Regional	1.5
Aerospace/Defense — Equipment	1.5
Insurance Brokers	1.4
Semiconductor Components — Integrated Circuits	1.3
Chemicals — Diversified	1.3
Retail — Building Products	1.3
Medical — HMO	1.3
Electronic Security Devices	1.3
Agricultural Chemicals	1.2
E-Commerce/Services	1.2
Tobacco	1.2
Internet Content — Entertainment	1.2
Beverages — Wine/Spirits	1.1
Computers — Memory Devices	1.1
Pipelines	1.0
Oil — Field Services	1.0
Medical — Wholesale Drug Distribution	1.0
Transport — Services	1.0
Data Processing/Management	0.7
Multimedia	0.6
Retail — Arts & Crafts	0.6
E-Commerce/Products	0.6
Commercial Services	0.6
Retail — Apparel/Shoe	0.5
Computer Services	0.5
Retail — Restaurants	0.5
Building & Construction Products — Misc.	0.5
Medical — Generic Drugs	0.4
Textile — Home Furnishings	0.4
Real Estate Investment Trusts	0.2
Transport — Rail	0.2
Hotels/Motels	0.2
Casino Hotels	0.1

100.1%

*	Calculated as a percentage of net assets

161

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.5%
Aerospace/Defense - Equipment — 1.5%
United Technologies Corp.	22,274	$2,609,845

Agricultural Chemicals — 1.2%
Monsanto Co.	19,060	2,229,639

Applications Software — 3.1%
Intuit, Inc.	13,450	1,400,818
Microsoft Corp.	89,840	4,209,902

		5,610,720

Auto/Truck Parts & Equipment - Original — 1.8%
Delphi Automotive PLC	36,929	3,212,084

Banks - Super Regional — 1.5%
Wells Fargo & Co.	47,389	2,651,888

Beverages - Non-alcoholic — 1.9%
PepsiCo, Inc.	35,789	3,451,133

Beverages - Wine/Spirits — 1.1%
Diageo PLC ADR	18,516	2,054,535

Building & Construction Products - Misc. — 0.5%
Fortune Brands Home & Security, Inc.	18,636	854,647

Cable/Satellite TV — 2.3%
Comcast Corp., Class A	70,589	4,126,633

Casino Hotels — 0.1%
Las Vegas Sands Corp.	2,715	138,003

Chemicals - Diversified — 1.3%
LyondellBasell Industries NV, Class A	23,220	2,347,542

Commercial Services — 0.6%
Aramark	31,599	990,629

Commercial Services - Finance — 1.9%
MasterCard, Inc., Class A	37,190	3,431,149

Computer Services — 0.5%
IHS, Inc., Class A†	7,790	961,286

Computers — 4.9%
Apple, Inc.	60,288	7,854,321
Hewlett-Packard Co.	29,685	991,479

		8,845,800

Computers - Memory Devices — 1.1%
EMC Corp.	74,980	1,974,973

Data Processing/Management — 0.7%
Dun & Bradstreet Corp.	9,635	1,232,606

Diversified Banking Institutions — 9.6%
Bank of America Corp.	245,982	4,058,703
Citigroup, Inc.	90,735	4,906,949
Goldman Sachs Group, Inc.	13,295	2,741,296
JPMorgan Chase & Co.	86,115	5,664,645

		17,371,593

Diversified Manufacturing Operations — 1.9%
General Electric Co.	127,492	3,476,707

E-Commerce/Products — 0.6%
Alibaba Group Holding, Ltd. ADR†	11,415	1,019,588

E-Commerce/Services — 1.2%
Priceline Group, Inc.†	1,885	2,209,295

Electronic Components - Semiconductors — 2.5%
Broadcom Corp., Class A	53,820	3,059,667
Skyworks Solutions, Inc.	12,376	1,353,439

		4,413,106

Security Description	Shares	Value (Note 2)

Electronic Security Devices — 1.3%
Tyco International PLC	55,797	$2,251,967

Entertainment Software — 2.8%
Activision Blizzard, Inc.	125,075	3,159,395
Electronic Arts, Inc.†	30,080	1,887,670

		5,047,065

Finance - Credit Card — 2.7%
American Express Co.	60,290	4,806,319

Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.†	9,356	270,950

Instruments - Controls — 2.5%
Honeywell International, Inc.	42,671	4,446,318

Insurance Brokers — 1.4%
Aon PLC	24,356	2,465,314

Insurance - Reinsurance — 2.1%
Berkshire Hathaway, Inc., Class B†	26,509	3,790,787

Internet Content - Entertainment — 1.2%
Facebook, Inc., Class A†	26,345	2,086,261

Investment Management/Advisor Services — 2.2%
BlackRock, Inc.	10,980	4,016,264

Medical Instruments — 3.9%
Medtronic PLC	68,648	5,239,216
St. Jude Medical, Inc.	25,139	1,854,001

		7,093,217

Medical - Biomedical/Gene — 3.4%
Biogen, Inc.†	3,635	1,443,059
Celgene Corp.†	25,432	2,910,438
Vertex Pharmaceuticals, Inc.†	14,270	1,830,698

		6,184,195

Medical - Drugs — 3.7%
Abbott Laboratories	63,287	3,075,748
Johnson & Johnson	36,018	3,606,843

		6,682,591

Medical - Generic Drugs — 0.4%
Perrigo Co. PLC	4,185	796,405

Medical - HMO — 1.3%
Cigna Corp.	16,084	2,265,110

Medical - Wholesale Drug Distribution — 1.0%
Cardinal Health, Inc.	20,534	1,810,483

Multimedia — 0.6%
Twenty-First Century Fox, Inc., Class A	34,050	1,144,080

Oil Companies - Exploration & Production — 2.3%
Canadian Natural Resources, Ltd.	51,418	1,585,731
ConocoPhillips	10,446	665,201
Noble Energy, Inc.	22,037	964,780
Range Resources Corp.	16,650	922,577

		4,138,289

Oil Companies - Integrated — 2.0%
Chevron Corp.	34,670	3,571,010

Oil - Field Services — 1.0%
Halliburton Co.	13,855	629,017
Schlumberger, Ltd.	13,295	1,206,787

		1,835,804

162

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Pipelines — 1.0%
Williams Cos., Inc.	36,745	$1,877,669

Publishing - Periodicals — 1.9%
Nielsen NV	77,305	3,477,952

Real Estate Investment Trusts — 0.2%
Rayonier, Inc.	17,045	440,102

Retail - Apparel/Shoe — 0.5%
PVH Corp.	9,212	963,944

Retail - Arts & Crafts — 0.6%
Michaels Cos., Inc.†	39,716	1,086,630

Retail - Building Products — 1.3%
Lowe’s Cos., Inc.	33,290	2,329,634

Retail - Drug Store — 3.3%
CVS Health Corp.	47,429	4,855,781
Walgreens Boots Alliance, Inc.	13,341	1,145,191

		6,000,972

Retail - Restaurants — 0.5%
McDonald’s Corp.	9,045	867,687

Semiconductor Components - Integrated Circuits — 1.3%
QUALCOMM, Inc.	34,355	2,393,856

Telephone - Integrated — 2.7%
Verizon Communications, Inc.	97,318	4,811,402

Television — 1.5%
CBS Corp., Class B	43,250	2,669,390

Textile - Home Furnishings — 0.4%
Mohawk Industries, Inc.†	3,784	706,246

Security Description	Shares/ Principal Amount	Value (Note 2)

Tobacco — 1.2%
Philip Morris International, Inc.	26,475	$2,199,278

Transport - Rail — 0.2%
Kansas City Southern	4,374	395,847

Transport - Services — 1.0%
FedEx Corp.	10,250	1,775,505

Web Portals/ISP — 3.1%
Google, Inc., Class A†	3,582	1,953,336
Google, Inc., Class C†	6,723	3,577,376

		5,530,712

Total Long-Term Investment Securities
(cost $146,812,977)		177,442,656

REPURCHASE AGREEMENTS — 1.6%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 05/29/2015, to be repurchased 06/01/2015 in the amount of $2,956,000 and collateralized by $3,110,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $3,017,045 (cost $2,956,000)	$2,956,000	2,956,000

TOTAL INVESTMENTS
(cost $149,768,977)(1)	100.1%	180,398,656
Liabilities in excess of other assets	(0.1)	(197,445)

NET ASSETS	100.0%	$180,201,211

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$177,442,656	$—	$—	$177,442,656
Repurchase Agreements	—	2,956,000	—	2,956,000

Total Investments at Value	$177,442,656	$2,956,000	$—	$180,398,656

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

163

VALIC Company I Large Capital Growth Fund

PORTFOLIO PROFILE — May 31, 2015 (unaudited)

Industry Allocation*

Computer Services	5.7%
Multimedia	5.1
Cosmetics & Toiletries	4.8
Medical — Drugs	4.3
Web Portals/ISP	4.2
Finance — Credit Card	4.0
Instruments — Scientific	4.0
Commercial Services — Finance	3.3
Diagnostic Equipment	3.3
Registered Investment Companies	3.0
Electronic Components — Semiconductors	2.9
Enterprise Software/Service	2.8
Aerospace/Defense — Equipment	2.6
Computers	2.6
Retail — Drug Store	2.5
Instruments — Controls	2.5
Distribution/Wholesale	2.2
Oil — Field Services	2.1
Dental Supplies & Equipment	2.1
Apparel Manufacturers	2.0
Data Processing/Management	1.9
Computers — Memory Devices	1.8
Investment Management/Advisor Services	1.8
Vitamins & Nutrition Products	1.8
Textile — Apparel	1.8
Agricultural Chemicals	1.7
Food — Misc./Diversified	1.7
Retail — Auto Parts	1.6
Chemicals — Specialty	1.5
Pharmacy Services	1.5
Diversified Manufacturing Operations	1.5
Industrial Gases	1.5
Semiconductor Components — Integrated Circuits	1.3
Athletic Footwear	1.2
Retail — Major Department Stores	1.2
Coatings/Paint	1.1
Beverages — Wine/Spirits	1.1
Finance — Other Services	1.1
Chemicals — Diversified	1.0
Auto/Truck Parts & Equipment — Original	0.9
Broadcast Services/Program	0.9
Electronic Connectors	0.8
Metal Processors & Fabrication	0.8
E-Commerce/Products	0.8
Soap & Cleaning Preparation	0.7
Brewery	0.6
Transport — Services	0.6
Medical Instruments	0.6
Finance — Investment Banker/Broker	0.5
Beverages — Non-alcoholic	0.5
Banks — Commercial	0.4
Advertising Agencies	0.4

102.6%

*	Calculated as a percentage of net assets

164

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.2%
Advertising Agencies — 0.4%
Omnicom Group, Inc.	20,338	$1,515,791

Aerospace/Defense - Equipment — 2.6%
United Technologies Corp.	94,769	11,104,084

Agricultural Chemicals — 1.7%
Monsanto Co.	61,684	7,215,794

Apparel Manufacturers — 2.0%
Burberry Group PLC(1)	142,336	3,693,226
VF Corp.	68,066	4,793,888

		8,487,114

Athletic Footwear — 1.2%
NIKE, Inc., Class B	51,573	5,243,427

Auto/Truck Parts & Equipment - Original — 0.9%
Johnson Controls, Inc.	75,605	3,932,972

Beverages - Non-alcoholic — 0.5%
PepsiCo, Inc.	22,127	2,133,707

Beverages - Wine/Spirits — 1.1%
Pernod Ricard SA(1)	36,816	4,553,487

Brewery — 0.6%
AMBEV SA ADR	453,012	2,604,819

Broadcast Services/Program — 0.9%
Discovery Communications, Inc., Class A†#	108,246	3,673,869

Chemicals - Diversified — 1.0%
LyondellBasell Industries NV, Class A	42,256	4,272,082

Chemicals - Specialty — 1.5%
Ecolab, Inc.	56,914	6,525,190

Coatings/Paint — 1.1%
Sherwin-Williams Co.	16,336	4,707,708

Commercial Services - Finance — 3.3%
Equifax, Inc.	61,199	6,140,096
MasterCard, Inc., Class A	62,376	5,754,810
Moody’s Corp.	19,766	2,136,704

		14,031,610

Computer Services — 5.7%
Accenture PLC, Class A	188,580	18,111,223
Cognizant Technology Solutions Corp., Class A†	92,927	6,014,236

		24,125,459

Computers — 2.6%
Apple, Inc.	83,936	10,935,182

Computers - Memory Devices — 1.8%
EMC Corp.	296,902	7,820,399

Cosmetics & Toiletries — 4.8%
Colgate-Palmolive Co.	209,652	14,002,657
L’Oreal SA(1)	19,462	3,677,913
Procter & Gamble Co.	34,161	2,677,881

		20,358,451

Data Processing/Management — 1.9%
Fidelity National Information Services, Inc.	130,433	8,178,149

Dental Supplies & Equipment — 2.1%
DENTSPLY International, Inc.	169,791	8,835,075

Diagnostic Equipment — 3.3%
Danaher Corp.	159,324	13,752,848

Distribution/Wholesale — 2.2%
WW Grainger, Inc.	38,211	9,183,250

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations — 1.5%
Colfax Corp.†#	125,032	$6,300,362

E-Commerce/Products — 0.8%
eBay, Inc.†	52,319	3,210,294

Electronic Components - Semiconductors — 2.9%
Microchip Technology, Inc.#	105,315	5,174,126
Texas Instruments, Inc.	123,842	6,925,245

		12,099,371

Electronic Connectors — 0.8%
Amphenol Corp., Class A	60,530	3,453,236

Enterprise Software/Service — 2.8%
Oracle Corp.	272,165	11,836,456

Finance - Credit Card — 4.0%
Visa, Inc., Class A	246,239	16,911,694

Finance - Investment Banker/Broker — 0.5%
Charles Schwab Corp.	67,856	2,147,642

Finance - Other Services — 1.1%
CME Group, Inc.	47,764	4,499,369

Food - Misc./Diversified — 1.7%
Danone SA(1)	102,399	7,035,253

Industrial Gases — 1.5%
Praxair, Inc.	50,163	6,163,026

Instruments - Controls — 2.5%
Mettler-Toledo International, Inc.†	24,728	8,028,687
Sensata Technologies Holding NV†	42,214	2,325,569

		10,354,256

Instruments - Scientific — 4.0%
Thermo Fisher Scientific, Inc.	78,690	10,200,585
Waters Corp.†	49,175	6,570,763

		16,771,348

Investment Management/Advisor Services — 1.8%
Franklin Resources, Inc.	151,182	7,696,676

Medical Instruments — 0.6%
St. Jude Medical, Inc.	33,105	2,441,494

Medical - Drugs — 4.3%
Abbott Laboratories	126,838	6,164,327
Eli Lilly & Co.	29,146	2,299,619
Roche Holding AG(1)	14,525	4,276,579
Zoetis, Inc.	104,784	5,215,100

		17,955,625

Metal Processors & Fabrication — 0.8%
Precision Castparts Corp.	15,582	3,297,619

Multimedia — 5.1%
Time Warner, Inc.	89,948	7,598,807
Twenty-First Century Fox, Inc., Class A	277,065	9,309,384
Walt Disney Co.	42,069	4,643,155

		21,551,346

Oil - Field Services — 2.1%
Schlumberger, Ltd.	97,349	8,836,369

Pharmacy Services — 1.5%
Express Scripts Holding Co.†	73,572	6,411,064

Retail - Auto Parts — 1.6%
AutoZone, Inc.†	10,101	6,804,236

165

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Retail - Drug Store — 2.5%
CVS Health Corp.	104,374	$10,685,810

Retail - Major Department Stores — 1.2%
TJX Cos., Inc.	79,174	5,097,222

Semiconductor Components - Integrated Circuits — 1.3%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	226,231	5,492,889

Soap & Cleaning Preparation — 0.7%
Church & Dwight Co., Inc.	34,302	2,880,339

Textile - Apparel — 1.8%
LVMH Moet Hennessy Louis Vuitton SE(1)	41,707	7,462,995

Transport - Services — 0.6%
Expeditors International of Washington, Inc.	55,859	2,560,576

Vitamins & Nutrition Products — 1.8%
Mead Johnson Nutrition Co.	78,330	7,621,509

Web Portals/ISP — 4.2%
Google, Inc., Class A†	32,408	17,672,730

Total Long-Term Investment Securities
(cost $354,533,567)		418,441,273

SHORT-TERM INVESTMENT SECURITIES — 3.4%
Banks - Commercial — 0.4%
HSBC USA, Inc.
0.05% due 06/01/2015.	$1,634,000	1,634,000

Registered Investment Companies — 3.0%
State Street Navigator Securities Lending Prime Portfolio(2)	12,530,936	12,530,936

Total Short-Term Investment Securities
(cost $14,164,936)		14,164,936

TOTAL INVESTMENTS
(cost $368,698,503)(3)	102.6%	432,606,209
Liabilities in excess of other assets	(2.6)	(11,038,865)

NET ASSETS	100.0%	$421,567,344

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	Security was valued using fair value procedures at May 31, 2015. The aggregate value of these securities was $30,699,453 representing 7.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	At May 31, 2015, the Fund had loaned securities with a total value of $14,532,013. This was secured by collateral of $12,530,936, which was received in cash and subsequently invested in short-term investments currently valued at $12,530,936 as reported in the Portfolio of Investments. Additional collateral of $2,335,467 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2015
United States Treasury Bills	zero coupon	06/18/2015 to 07/23/2015	$416,742
United States Treasury Notes/Bonds	0.13% to 8.88%	06/30/2015 to 05/15/2044	1,918,725

(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel Manufacturers	$4,793,888	$3,693,226	$—	$8,487,114
Beverages - Wine/Spirits	—	4,553,487	—	4,553,487
Cosmetics & Toiletries	16,680,538	3,677,913	—	20,358,451
Food - Misc./Diversified	—	7,035,253	—	7,035,253
Medical - Drugs	13,679,046	4,276,579	—	17,955,625
Textile - Apparel	—	7,462,995	—	7,462,995
Other Industries	352,588,348	—	—	352,588,348
Short-Term Investment Securities:
Banks - Commercial	—	1,634,000	—	1,634,000
Registered Investment Companies	12,530,936	—	—	12,530,936

Total Investments at Value	$400,272,756	$32,333,453	$—	$432,606,209

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $19,051,734 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

166

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — May 31, 2015 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	8.9%
Registered Investment Companies	6.8
Banks — Commercial	4.9
U.S. Government Treasuries	2.9
Electric — Integrated	2.3
Chemicals — Specialty	1.9
Gas — Distribution	1.8
Electronic Components — Semiconductors	1.7
Retail — Restaurants	1.6
Diversified Manufacturing Operations	1.6
Insurance — Property/Casualty	1.6
Containers — Paper/Plastic	1.5
Enterprise Software/Service	1.4
Medical Products	1.4
Retail — Apparel/Shoe	1.4
Oil Companies — Exploration & Production	1.4
Insurance — Reinsurance	1.3
Consulting Services	1.3
Machinery — General Industrial	1.3
Steel — Producers	1.1
Transport — Truck	1.1
Commercial Services — Finance	1.0
Medical — HMO	1.0
Computers — Integrated Systems	1.0
Distribution/Wholesale	1.0
Aerospace/Defense — Equipment	1.0
Electronic Measurement Instruments	0.9
Electronic Design Automation	0.9
Medical — Biomedical/Gene	0.9
Computer Services	0.9
Investment Management/Advisor Services	0.9
Oil — Field Services	0.9
Electronic Parts Distribution	0.8
Food — Misc./Diversified	0.8
Oil Refining & Marketing	0.8
Airlines	0.8
Recreational Vehicles	0.8
Building — Residential/Commercial	0.8
Electronic Components — Misc.	0.8
Savings & Loans/Thrifts	0.8
Coatings/Paint	0.8
Data Processing/Management	0.7
Instruments — Controls	0.7
Insurance Brokers	0.7
Oil & Gas Drilling	0.7
Semiconductor Components — Integrated Circuits	0.7
Retail — Auto Parts	0.7
Soap & Cleaning Preparation	0.6
Finance — Investment Banker/Broker	0.6
Retail — Sporting Goods	0.6
Retail — Jewelry	0.6
Insurance — Multi-line	0.6
Food — Dairy Products	0.6
Building & Construction Products — Misc.	0.6
Medical — Hospitals	0.6
Repurchase Agreements	0.6
Athletic Equipment	0.6
Oil Field Machinery & Equipment	0.6
Pharmacy Services	0.5
Insurance — Life/Health	0.5
Industrial Automated/Robotic	0.5
Batteries/Battery Systems	0.5
X-Ray Equipment	0.5
Multimedia	0.5
Respiratory Products	0.5
Schools	0.5
Machine Tools & Related Products	0.5
Computer Aided Design	0.5
Engineering/R&D Services	0.5

Real Estate Management/Services	0.5
Lighting Products & Systems	0.5
Filtration/Separation Products	0.4
Energy — Alternate Sources	0.4
Printing — Commercial	0.4
Decision Support Software	0.4
Aerospace/Defense	0.4
Physicians Practice Management	0.4
Retail — Mail Order	0.4
Human Resources	0.4
Machinery — Construction & Mining	0.4
Telecommunication Equipment	0.4
Diagnostic Kits	0.4
Medical Instruments	0.4
Transactional Software	0.4
Non — Hazardous Waste Disposal	0.4
Shipbuilding	0.4
Funeral Services & Related Items	0.3
Power Converter/Supply Equipment	0.3
Telecom Equipment — Fiber Optics	0.3
Computer Data Security	0.3
Commercial Services	0.3
Apparel Manufacturers	0.3
Transport — Marine	0.3
Finance — Other Services	0.3
Applications Software	0.3
Computer Software	0.3
Water	0.3
Television	0.3
Building Products — Air & Heating	0.3
Semiconductor Equipment	0.3
Retail — Office Supplies	0.3
Retail — Discount	0.3
Dental Supplies & Equipment	0.3
Finance — Consumer Loans	0.3
Veterinary Diagnostics	0.3
Machinery — Pumps	0.3
Gold Mining	0.3
Transport — Rail	0.2
Theaters	0.2
Building Products — Cement	0.2
Food — Baking	0.2
Steel Pipe & Tube	0.2
Machinery — Farming	0.2
Medical Sterilization Products	0.2
Miscellaneous Manufacturing	0.2
Retail — Automobile	0.2
Web Portals/ISP	0.2
Rental Auto/Equipment	0.2
Office Furnishings — Original	0.2
Telephone — Integrated	0.2
Home Furnishings	0.2
Medical — Drugs	0.2
Retail — Petroleum Products	0.2
Wire & Cable Products	0.2
Auto/Truck Parts & Equipment — Original	0.2
Containers — Metal/Glass	0.2
Retail — Catalog Shopping	0.2
Finance — Mortgage Loan/Banker	0.2
Machinery — Electrical	0.2
Chemicals — Plastics	0.2
Instruments — Scientific	0.2
Food — Wholesale/Distribution	0.2
Housewares	0.2
Communications Software	0.2
Retail — Misc./Diversified	0.2
Food — Canned	0.2
Hazardous Waste Disposal	0.2
Cosmetics & Toiletries	0.2

167

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — May 31, 2015 (unaudited) — (continued)

Industry Allocation* (continued)

Metal Processors & Fabrication	0.2%
Quarrying	0.2
Building — Mobile Home/Manufactured Housing	0.2
Computers — Periphery Equipment	0.2
Paper & Related Products	0.2
Auction Houses/Art Dealers	0.2
Garden Products	0.2
Publishing — Books	0.2
Retail — Major Department Stores	0.2
Recreational Centers	0.2
Transport — Equipment & Leasing	0.1
Publishing — Periodicals	0.1
Brewery	0.1
Building — Maintenance & Services	0.1
Medical Information Systems	0.1
Footwear & Related Apparel	0.1
Computers — Other	0.1
Food — Flour & Grain	0.1
Chemicals — Diversified	0.1
Wireless Equipment	0.1
Medical — Wholesale Drug Distribution	0.1
Motion Pictures & Services	0.1
Real Estate Operations & Development	0.1
Publishing — Newspapers	0.1
Food — Retail	0.1
Networking Products	0.1
Telecom Services	0.1
Environmental Monitoring & Detection	0.1
Building — Heavy Construction	0.1
Racetracks	0.1
Coal	0.1

106.7%

*	Calculated as a percentage of net assets

168

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.4%
Aerospace/Defense — 0.4%
Esterline Technologies Corp.†	61,060	$6,604,860
Teledyne Technologies, Inc.†	69,213	7,013,353

		13,618,213

Aerospace/Defense - Equipment — 1.0%
B/E Aerospace, Inc.	207,963	11,924,598
KLX, Inc.†	102,966	4,514,030
Orbital ATK, Inc.	116,370	8,902,305
Triumph Group, Inc.	99,015	6,603,310

		31,944,243

Airlines — 0.8%
Alaska Air Group, Inc.	257,660	16,655,142
JetBlue Airways Corp.†#	512,473	10,331,456

		26,986,598

Apparel Manufacturers — 0.3%
Carter’s, Inc.	103,633	10,696,998

Applications Software — 0.3%
PTC, Inc.†#	225,556	9,308,696

Athletic Equipment — 0.6%
Jarden Corp.†	352,110	18,682,957

Auction Houses/Art Dealers — 0.2%
Sotheby’s#	120,511	5,402,508

Auto/Truck Parts & Equipment - Original — 0.2%
Dana Holding Corp.	323,407	7,040,570

Banks - Commercial — 4.9%
Associated Banc-Corp.	291,827	5,535,958
BancorpSouth, Inc.	168,175	4,068,153
Bank of Hawaii Corp.#	85,701	5,379,452
Bank of the Ozarks, Inc.	137,935	6,065,002
Cathay General Bancorp Class B	145,691	4,402,782
City National Corp.	94,406	8,702,345
Commerce Bancshares, Inc.#	162,782	7,261,705
Cullen/Frost Bankers, Inc.	107,828	7,915,654
East West Bancorp, Inc.	281,737	12,086,517
First Horizon National Corp.	459,690	6,785,024
FirstMerit Corp.	324,587	6,374,889
Fulton Financial Corp.	351,365	4,448,281
Hancock Holding Co.#	157,866	4,598,637
International Bancshares Corp.	113,384	2,959,322
PacWest Bancorp#	190,016	8,529,818
Prosperity Bancshares, Inc.	118,204	6,332,188
Signature Bank†	98,746	13,789,879
SVB Financial Group†	100,020	13,493,698
Synovus Financial Corp.	267,155	7,752,838
TCF Financial Corp.	322,983	5,083,753
Trustmark Corp.	132,525	3,160,721
Umpqua Holdings Corp.#	432,528	7,608,168
Valley National Bancorp	433,484	4,239,474
Webster Financial Corp.#	177,661	6,731,575

		163,305,833

Batteries/Battery Systems — 0.5%
Energizer Holdings, Inc.	121,925	17,275,553

Brewery — 0.1%
Boston Beer Co., Inc., Class A†#	17,802	4,695,812

Building & Construction Products - Misc. — 0.6%
Fortune Brands Home & Security, Inc.	311,402	14,280,896
Louisiana-Pacific Corp.†#	279,404	5,054,418

		19,335,314

Security Description	Shares	Value (Note 2)

Building Products - Air & Heating — 0.3%
Lennox International, Inc.#	80,668	$9,083,217

Building Products - Cement — 0.2%
Eagle Materials, Inc.	98,674	8,237,306

Building - Heavy Construction — 0.1%
Granite Construction, Inc.	70,756	2,536,603

Building - Maintenance & Services — 0.1%
Rollins, Inc.	188,836	4,686,910

Building - Mobile Home/Manufactured Housing — 0.2%
Thor Industries, Inc.	91,161	5,569,025

Building - Residential/Commercial — 0.8%
KB Home#	178,670	2,640,743
MDC Holdings, Inc.#	76,698	2,144,476
NVR, Inc.†	7,549	10,271,169
Toll Brothers, Inc.†	313,662	11,345,155

		26,401,543

Chemicals - Diversified — 0.1%
Olin Corp.#	151,876	4,440,854

Chemicals - Plastics — 0.2%
PolyOne Corp.	174,868	6,800,617

Chemicals - Specialty — 1.9%
Albemarle Corp.	220,118	13,240,098
Ashland, Inc.	125,064	15,933,153
Cabot Corp.	125,053	5,185,948
Cytec Industries, Inc.	139,898	8,462,430
Minerals Technologies, Inc.	68,106	4,584,215
NewMarket Corp.	20,759	9,557,651
Sensient Technologies Corp.	93,267	6,314,176

		63,277,671

Coal — 0.1%
Peabody Energy Corp.#	539,358	1,823,030

Coatings/Paint — 0.8%
RPM International, Inc.	262,492	13,132,475
Valspar Corp.	146,701	12,243,665

		25,376,140

Commercial Services — 0.3%
HMS Holdings Corp.†#	173,410	2,954,906
Live Nation Entertainment, Inc.†	284,736	8,143,450

		11,098,356

Commercial Services - Finance — 1.0%
Global Payments, Inc.	131,612	13,737,661
SEI Investments Co.	255,391	12,217,905
WEX, Inc.†#	76,141	8,633,628

		34,589,194

Communications Software — 0.2%
SolarWinds, Inc.†	130,221	6,178,986

Computer Aided Design — 0.5%
ANSYS, Inc.†	176,681	15,724,609

Computer Data Security — 0.3%
Fortinet, Inc.†	278,388	11,152,223

Computer Services — 0.9%
Convergys Corp.	194,384	4,826,555
DST Systems, Inc.	56,072	6,638,925
Leidos Holdings, Inc.	122,106	5,189,505
MAXIMUS, Inc.	129,257	8,449,530

169

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computer Services (continued)
Science Applications International Corp.	77,114	$4,087,042

		29,191,557

Computer Software — 0.3%
Rackspace Hosting, Inc.†	230,480	9,239,943

Computers - Integrated Systems — 1.0%
Diebold, Inc.	126,994	4,340,655
Jack Henry & Associates, Inc.	160,494	10,444,949
NCR Corp.†	331,061	9,948,383
VeriFone Systems, Inc.†	223,228	8,520,613

		33,254,600

Computers - Other — 0.1%
3D Systems Corp.†#	205,165	4,486,959

Computers - Periphery Equipment — 0.2%
Lexmark International, Inc., Class A	119,116	5,476,954

Consulting Services — 1.3%
CEB, Inc.	65,708	5,558,240
FTI Consulting, Inc.†	81,197	3,191,042
Gartner, Inc.†	162,947	14,254,604
Towers Watson & Co., Class A	136,536	18,835,141

		41,839,027

Containers - Metal/Glass — 0.2%
Greif, Inc., Class A	66,577	2,542,576
Silgan Holdings, Inc.	81,792	4,444,577

		6,987,153

Containers - Paper/Plastic — 1.5%
Bemis Co., Inc.	191,285	8,787,633
Packaging Corp. of America	193,120	13,360,042
Rock-Tenn Co., Class A	274,609	17,888,030
Sonoco Products Co.	197,618	8,896,762

		48,932,467

Cosmetics & Toiletries — 0.2%
Avon Products, Inc.#	853,253	5,733,860

Data Processing/Management — 0.7%
Acxiom Corp.†	151,662	2,513,039
Broadridge Financial Solutions, Inc.	237,206	12,851,821
CommVault Systems, Inc.†	82,828	3,680,048
Fair Isaac Corp.	61,677	5,410,307

		24,455,215

Decision Support Software — 0.4%
MSCI, Inc.	220,547	13,684,941

Dental Supplies & Equipment — 0.3%
Align Technology, Inc.†	142,579	8,650,268

Diagnostic Kits — 0.4%
IDEXX Laboratories, Inc.†#	92,490	12,541,644

Distribution/Wholesale — 1.0%
Ingram Micro, Inc., Class A†	306,643	8,221,099
LKQ Corp.†	596,794	17,050,405
Watsco, Inc.	53,634	6,753,593

		32,025,097

Diversified Manufacturing Operations — 1.6%
A.O. Smith Corp.	147,327	10,516,201
Carlisle Cos., Inc.	127,916	12,682,871
Crane Co.	95,915	5,805,735
Harsco Corp.	157,171	2,532,025
ITT Corp.	178,597	7,622,520

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations (continued)
SPX Corp.	80,435	$5,977,125
Trinity Industries, Inc.#	305,516	9,162,425

		54,298,902

Electric - Integrated — 2.3%
Alliant Energy Corp.	217,723	13,346,420
Black Hills Corp.	87,681	4,189,398
Cleco Corp.	118,684	6,438,607
Great Plains Energy, Inc.	302,560	7,887,739
Hawaiian Electric Industries, Inc.	201,581	6,156,284
IDACORP, Inc.#	98,638	5,866,002
MDU Resources Group, Inc.	381,569	7,990,055
OGE Energy Corp.	391,504	12,332,376
PNM Resources, Inc.	156,329	4,156,788
Westar Energy, Inc.	259,334	9,509,778

		77,873,447

Electronic Components - Misc. — 0.8%
Gentex Corp.	579,519	9,956,136
Jabil Circuit, Inc.	379,222	9,317,485
Knowles Corp.†#	166,958	3,230,637
Vishay Intertechnology, Inc.	266,451	3,469,192

		25,973,450

Electronic Components - Semiconductors — 1.7%
Advanced Micro Devices, Inc.†#	1,235,679	2,817,348
Cree, Inc.†#	219,085	6,633,894
Fairchild Semiconductor International, Inc.†	229,803	4,577,676
Intersil Corp., Class A	256,131	3,457,769
IPG Photonics Corp.†#	69,891	6,628,462
Qorvo, Inc.†#	291,385	23,937,278
Rovi Corp.†#	180,440	3,024,174
Semtech Corp.†	131,008	2,798,331
Silicon Laboratories, Inc.†	76,911	4,263,946

		58,138,878

Electronic Design Automation — 0.9%
Cadence Design Systems, Inc.†#	573,715	11,353,820
Mentor Graphics Corp.	192,014	5,013,486
Synopsys, Inc.†	301,626	15,048,121

		31,415,427

Electronic Measurement Instruments — 0.9%
Itron, Inc.†	75,117	2,695,949
Keysight Technologies, Inc.†	330,602	10,863,582
National Instruments Corp.	198,671	5,942,249
Trimble Navigation, Ltd.†	508,661	11,923,014

		31,424,794

Electronic Parts Distribution — 0.8%
Arrow Electronics, Inc.†	187,709	11,410,830
Avnet, Inc.	267,650	11,779,277
Tech Data Corp.†	75,079	4,738,986

		27,929,093

Energy - Alternate Sources — 0.4%
SunEdison, Inc.†#	494,572	14,822,323

Engineering/R&D Services — 0.5%
AECOM†#	305,137	10,078,675
KBR, Inc.	284,226	5,442,928

		15,521,603

Enterprise Software/Service — 1.4%
Advent Software, Inc.	88,358	3,866,546
CDK Global, Inc.	315,769	16,827,330

170

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Enterprise Software/Service (continued)
Informatica Corp.†	214,771	$10,394,917
Tyler Technologies, Inc.†	65,906	8,006,261
Ultimate Software Group, Inc.†	56,142	9,083,214

		48,178,268

Environmental Monitoring & Detection — 0.1%
MSA Safety, Inc.	61,743	2,759,912

Filtration/Separation Products — 0.4%
CLARCOR, Inc.	98,530	6,070,433
Donaldson Co., Inc.	249,226	8,887,399

		14,957,832

Finance - Consumer Loans — 0.3%
SLM Corp.†	831,115	8,527,240

Finance - Investment Banker/Broker — 0.6%
Raymond James Financial, Inc.	249,399	14,495,070
Stifel Financial Corp.†	130,120	6,930,191

		21,425,261

Finance - Mortgage Loan/Banker — 0.2%
CoreLogic, Inc.†	176,222	6,869,134

Finance - Other Services — 0.3%
CBOE Holdings, Inc.	164,864	9,647,841

Food - Baking — 0.2%
Flowers Foods, Inc.	361,659	8,122,861

Food - Canned — 0.2%
TreeHouse Foods, Inc.†	83,980	5,990,293

Food - Confectionery — 0.0%
Tootsie Roll Industries, Inc.#	40,108	1,232,920

Food - Dairy Products — 0.6%
Dean Foods Co.	184,789	3,403,814
WhiteWave Foods Co., Class A†#	342,342	16,442,686

		19,846,500

Food - Flour & Grain — 0.1%
Post Holdings, Inc.†#	102,728	4,444,013

Food - Misc./Diversified — 0.8%
Hain Celestial Group, Inc.†	199,628	12,630,464
Ingredion, Inc.	140,336	11,503,342
Lancaster Colony Corp.#	38,114	3,401,293

		27,535,099

Food - Retail — 0.1%
SUPERVALU, Inc.†	405,123	3,577,236

Food - Wholesale/Distribution — 0.2%
United Natural Foods, Inc.†	98,134	6,581,847

Footwear & Related Apparel — 0.1%
Deckers Outdoor Corp.†	67,843	4,623,500

Funeral Services & Related Items — 0.3%
Service Corp. International	398,216	11,572,157

Garden Products — 0.2%
Scotts Miracle-Gro Co., Class A	87,178	5,340,524

Gas - Distribution — 1.8%
Atmos Energy Corp.	197,836	10,687,101
National Fuel Gas Co.#	165,386	10,626,051
ONE Gas, Inc.	102,340	4,536,732
Questar Corp.	344,427	7,818,493
UGI Corp.	339,112	12,682,789
Vectren Corp.	162,099	6,900,554

Security Description	Shares	Value (Note 2)

Gas - Distribution (continued)
WGL Holdings, Inc.	97,584	$5,614,983

		58,866,703

Gold Mining — 0.3%
Royal Gold, Inc.	127,989	8,289,848

Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc.†#	105,215	5,927,813

Home Furnishings — 0.2%
Tempur Sealy International, Inc.†	119,566	7,124,938

Housewares — 0.2%
Tupperware Brands Corp.#	97,632	6,418,328

Human Resources — 0.4%
ManpowerGroup, Inc.	153,680	13,009,012

Industrial Automated/Robotic — 0.5%
Cognex Corp.	169,851	8,572,380
Nordson Corp.	112,404	9,094,608

		17,666,988

Instruments - Controls — 0.7%
Mettler-Toledo International, Inc.†	55,202	17,922,986
Woodward, Inc.	113,564	5,784,950

		23,707,936

Instruments - Scientific — 0.2%
FEI Co.	82,068	6,696,749

Insurance Brokers — 0.7%
Arthur J. Gallagher & Co.	323,327	15,665,193
Brown & Brown, Inc.	230,971	7,481,151

		23,146,344

Insurance - Life/Health — 0.5%
CNO Financial Group, Inc.	392,903	7,072,254
Primerica, Inc.	102,526	4,534,725
StanCorp Financial Group, Inc.	82,710	6,138,736

		17,745,715

Insurance - Multi-line — 0.6%
American Financial Group, Inc.	143,849	9,134,412
Kemper Corp.	98,194	3,514,363
Old Republic International Corp.	472,754	7,308,777

		19,957,552

Insurance - Property/Casualty — 1.6%
Alleghany Corp.†	31,409	14,930,268
First American Financial Corp.#	211,531	7,553,772
Hanover Insurance Group, Inc.	86,947	6,188,887
HCC Insurance Holdings, Inc.	189,432	10,831,722
Mercury General Corp.#	71,406	3,975,886
WR Berkley Corp.	197,533	9,679,117

		53,159,652

Insurance - Reinsurance — 1.3%
Aspen Insurance Holdings, Ltd.	122,150	5,662,874
Everest Re Group, Ltd.	87,701	15,918,608
Reinsurance Group of America, Inc.	134,974	12,626,818
RenaissanceRe Holdings, Ltd.#	89,816	9,171,112

		43,379,412

Investment Management/Advisor Services — 0.9%
Eaton Vance Corp.	232,427	9,436,536
Federated Investors, Inc., Class B#	187,176	6,513,725
Janus Capital Group, Inc.#	290,279	5,268,564

171

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Investment Management/Advisor Services (continued)
Waddell & Reed Financial, Inc., Class A	164,005	$7,836,159

		29,054,984

Lighting Products & Systems — 0.5%
Acuity Brands, Inc.	85,116	15,022,123

Machine Tools & Related Products — 0.5%
Kennametal, Inc.	155,363	5,602,390
Lincoln Electric Holdings, Inc.	152,455	10,246,500

		15,848,890

Machinery - Construction & Mining — 0.4%
Oshkosh Corp.	153,358	7,692,437
Terex Corp.#	208,428	5,154,425

		12,846,862

Machinery - Electrical — 0.2%
Regal-Beloit Corp.	87,744	6,860,703

Machinery - Farming — 0.2%
AGCO Corp.#	157,901	8,018,213

Machinery - General Industrial — 1.3%
IDEX Corp.	153,538	11,862,346
Wabtec Corp.	189,085	18,965,225
Zebra Technologies Corp., Class A†	99,940	10,957,422

		41,784,993

Machinery - Pumps — 0.3%
Graco, Inc.	115,778	8,404,325

Medical Information Systems — 0.1%
Allscripts Healthcare Solutions, Inc.†#	333,033	4,685,774

Medical Instruments — 0.4%
Bio-Techne Corp.	72,879	7,378,999
Thoratec Corp.†	106,194	4,820,145

		12,199,144

Medical Products — 1.4%
Cooper Cos., Inc.	94,772	17,226,706
Halyard Health Inc†	91,332	3,782,971
Hill-Rom Holdings, Inc.	110,901	5,718,056
Sirona Dental Systems, Inc.†	109,032	10,763,639
Teleflex, Inc.	81,336	10,471,197

		47,962,569

Medical Sterilization Products — 0.2%
STERIS Corp.#	116,922	7,813,897

Medical - Biomedical/Gene — 0.9%
Bio-Rad Laboratories, Inc., Class A†	40,552	5,854,492
Charles River Laboratories International, Inc.†	92,882	6,719,084
United Therapeutics Corp.†#	91,587	16,826,364

		29,399,940

Medical - Drugs — 0.2%
Akorn, Inc.†	154,277	7,081,314

Medical - HMO — 1.0%
Centene Corp.†	233,196	17,568,987
Health Net, Inc.†	150,930	9,393,883
WellCare Health Plans, Inc.†	86,258	7,389,723

		34,352,593

Medical - Hospitals — 0.6%
Community Health Systems, Inc.†	229,087	12,670,802
LifePoint Hospitals, Inc.†	86,745	6,531,031

		19,201,833

Security Description	Shares	Value (Note 2)

Medical - Wholesale Drug Distribution — 0.1%
Owens & Minor, Inc.	123,762	$4,123,750

Metal Processors & Fabrication — 0.2%
Timken Co.	146,208	5,716,733

Miscellaneous Manufacturing — 0.2%
AptarGroup, Inc.	122,337	7,801,430

Motion Pictures & Services — 0.1%
DreamWorks Animation SKG, Inc., Class A†#	142,165	3,831,347

Multimedia — 0.5%
FactSet Research Systems, Inc.#	76,124	12,573,401
Meredith Corp.	71,670	3,784,176

		16,357,577

Networking Products — 0.1%
Polycom, Inc.†	263,344	3,547,244

Non-Hazardous Waste Disposal — 0.4%
Waste Connections, Inc.	243,333	11,808,950

Office Furnishings - Original — 0.2%
Herman Miller, Inc.	116,745	3,233,837
HNI Corp.	86,682	4,203,210

		7,437,047

Oil & Gas Drilling — 0.7%
Atwood Oceanics, Inc.#	117,949	3,629,291
Nabors Industries, Ltd.	567,992	8,377,882
Patterson-UTI Energy, Inc.	287,411	5,805,702
Rowan Cos. PLC, Class A	244,481	5,251,452

		23,064,327

Oil Companies - Exploration & Production — 1.4%
California Resources Corp.	605,486	4,753,065
Denbury Resources, Inc.#	693,513	5,111,191
Energen Corp.	143,254	9,913,177
Gulfport Energy Corp.†	186,810	8,062,720
Rosetta Resources, Inc.†	144,387	3,372,880
SM Energy Co.	132,403	6,927,325
Unit Corp.†	90,942	2,867,401
WPX Energy, Inc.†#	400,129	5,157,663

		46,165,422

Oil Field Machinery & Equipment — 0.6%
Dresser-Rand Group, Inc.†	150,465	12,729,339
Dril-Quip, Inc.†	76,092	5,751,033

		18,480,372

Oil Refining & Marketing — 0.8%
HollyFrontier Corp.	384,839	16,028,544
Murphy USA, Inc.†	84,398	4,914,496
Western Refining, Inc.	138,639	6,097,343

		27,040,383

Oil - Field Services — 0.9%
Helix Energy Solutions Group, Inc.†	193,303	3,029,058
NOW, Inc.†#	210,130	4,858,206
Oceaneering International, Inc.	195,526	9,932,721
Oil States International, Inc.†	100,795	4,120,500
Superior Energy Services, Inc.	298,651	6,895,851

		28,836,336

Paper & Related Products — 0.2%
Domtar Corp.	125,128	5,408,032

Pharmacy Services — 0.5%
Omnicare, Inc.	190,598	18,162,083

172

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Physicians Practice Management — 0.4%
MEDNAX, Inc.†	188,573	$13,422,626

Power Converter/Supply Equipment — 0.3%
Hubbell, Inc., Class B	105,640	11,412,289

Printing - Commercial — 0.4%
Deluxe Corp.	97,914	6,249,851
RR Donnelley & Sons Co.#	392,151	7,521,456

		13,771,307

Publishing - Books — 0.2%
John Wiley & Sons, Inc., Class A	91,041	5,282,199

Publishing - Newspapers — 0.1%
New York Times Co., Class A	258,140	3,588,146

Publishing - Periodicals — 0.1%
Time, Inc.	214,889	4,837,151

Quarrying — 0.2%
Compass Minerals International, Inc.	65,975	5,684,406

Racetracks — 0.1%
International Speedway Corp., Class A	54,855	2,042,252

Real Estate Investment Trusts — 8.9%
Alexandria Real Estate Equities, Inc.	141,374	13,109,611
American Campus Communities, Inc.	220,174	8,588,988
BioMed Realty Trust, Inc.	395,140	8,056,905
Camden Property Trust	170,195	12,761,221
Communications Sales & Leasing, Inc.†#	236,548	6,162,075
Corporate Office Properties Trust	181,584	4,661,261
Corrections Corp. of America	229,214	8,059,164
Douglas Emmett, Inc.	267,183	7,849,837
Duke Realty Corp.	676,599	13,234,277
Equity One, Inc.	152,019	3,767,031
Extra Space Storage, Inc.	217,011	15,197,280
Federal Realty Investment Trust	134,760	18,121,177
Highwoods Properties, Inc.	182,359	7,649,960
Home Properties, Inc.	113,419	8,429,300
Hospitality Properties Trust	294,276	8,884,192
Kilroy Realty Corp.	169,524	11,709,023
Lamar Advertising Co. Class A	157,511	9,548,317
LaSalle Hotel Properties	221,603	8,079,645
Liberty Property Trust	292,218	10,210,097
Mack-Cali Realty Corp.	164,342	2,777,380
Mid-America Apartment Communities, Inc.	147,778	11,288,761
National Retail Properties, Inc.	259,489	9,733,432
Omega Healthcare Investors, Inc.	309,933	11,166,886
Potlatch Corp.	79,691	2,891,190
Rayonier, Inc.	248,444	6,414,824
Regency Centers Corp.	184,734	11,664,105
Senior Housing Properties Trust	461,184	9,228,292
Tanger Factory Outlet Centers, Inc.	185,289	6,231,269
Taubman Centers, Inc.	124,262	9,199,116
UDR, Inc.#	507,854	16,535,726
Urban Edge Properties	181,175	3,913,380
Weingarten Realty Investors	221,194	7,460,874
WP GLIMCHER, Inc.	363,287	5,111,448

		297,696,044

Real Estate Management/Services — 0.5%
Jones Lang LaSalle, Inc.	87,991	15,242,681

Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.	89,127	3,660,446

Recreational Centers — 0.2%
Life Time Fitness, Inc.†	70,445	5,064,996

Security Description	Shares	Value (Note 2)

Recreational Vehicles — 0.8%
Brunswick Corp.	182,175	$9,298,212
Polaris Industries, Inc.#	119,742	17,129,093

		26,427,305

Rental Auto/Equipment — 0.2%
Aaron’s, Inc.	126,689	4,437,916
Rent-A-Center, Inc.	103,826	3,140,736

		7,578,652

Respiratory Products — 0.5%
ResMed, Inc.#	275,853	16,225,673

Retail - Apparel/Shoe — 1.4%
Abercrombie & Fitch Co., Class A#	136,079	2,785,537
American Eagle Outfitters, Inc.	344,475	5,639,056
ANN, Inc.†	89,722	4,194,503
Ascena Retail Group, Inc.†	258,683	3,823,335
Chico’s FAS, Inc.	281,355	4,673,306
Foot Locker, Inc.	278,858	17,623,826
Guess?, Inc.#	125,454	2,200,463
Kate Spade & Co.†	250,069	6,196,710

		47,136,736

Retail - Auto Parts — 0.7%
Advance Auto Parts, Inc.	143,547	21,994,271

Retail - Automobile — 0.2%
Copart, Inc.†	223,336	7,727,426

Retail - Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	99,573	6,907,379

Retail - Discount — 0.3%
Big Lots, Inc.	104,905	4,605,329
HSN, Inc.	63,797	4,281,417

		8,886,746

Retail - Jewelry — 0.6%
Signet Jewelers, Ltd.	157,357	20,350,981

Retail - Mail Order — 0.4%
Williams-Sonoma, Inc.	168,083	13,213,005

Retail - Major Department Stores — 0.2%
J.C. Penney Co., Inc.†#	598,397	5,140,230

Retail - Misc./Diversified — 0.2%
CST Brands, Inc.	151,391	6,020,820

Retail - Office Supplies — 0.3%
Office Depot, Inc.†	963,318	8,929,958

Retail - Petroleum Products — 0.2%
World Fuel Services Corp.	141,486	7,078,545

Retail - Restaurants — 1.6%
Brinker International, Inc.#	123,877	6,835,533
Buffalo Wild Wings, Inc.†	37,166	5,674,133
Cheesecake Factory, Inc.	91,173	4,701,792
Domino’s Pizza, Inc.	109,180	11,863,499
Dunkin’ Brands Group, Inc.#	191,558	10,221,535
Panera Bread Co., Class A†	49,998	9,099,636
Wendy’s Co.#	541,130	6,082,301

		54,478,429

Retail - Sporting Goods — 0.6%
Cabela’s, Inc.†#	93,567	4,771,917
Dick’s Sporting Goods, Inc.	192,545	10,343,517
Vista Outdoor, Inc.†	125,196	5,770,284

		20,885,718

173

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Savings & Loans/Thrifts — 0.8%
First Niagara Financial Group, Inc.	694,645	$6,189,287
New York Community Bancorp, Inc.#	868,622	15,409,354
Washington Federal, Inc.	192,413	4,252,328

		25,850,969

Schools — 0.5%
Apollo Education Group, Inc.†	189,564	3,142,971
DeVry Education Group, Inc.#	112,678	3,584,287
Graham Holdings Co., Class B	8,688	9,304,848

		16,032,106

Semiconductor Components - Integrated Circuits — 0.7%
Atmel Corp.	816,933	7,246,196
Cypress Semiconductor Corp.#	623,709	8,563,524
Integrated Device Technology, Inc.†	291,030	6,884,315

		22,694,035

Semiconductor Equipment — 0.3%
Teradyne, Inc.	427,423	9,039,996

Shipbuilding — 0.4%
Huntington Ingalls Industries, Inc.	94,801	11,754,376

Soap & Cleaning Preparation — 0.6%
Church & Dwight Co., Inc.	256,251	21,517,396

Steel Pipe & Tube — 0.2%
TimkenSteel Corp.	73,768	2,194,598
Valmont Industries, Inc.#	47,093	5,860,724

		8,055,322

Steel - Producers — 1.1%
Carpenter Technology Corp.	103,207	4,214,974
Commercial Metals Co.	230,455	3,703,412
Reliance Steel & Aluminum Co.	152,210	9,710,998
Steel Dynamics, Inc.	474,027	10,338,529
United States Steel Corp.#	285,874	6,975,325
Worthington Industries, Inc.	98,800	2,688,348

		37,631,586

Telecom Equipment - Fiber Optics — 0.3%
Ciena Corp.†	229,903	5,545,260
JDS Uniphase Corp.†	456,668	5,854,484

		11,399,744

Telecom Services — 0.1%
NeuStar, Inc., Class A†#	109,346	2,987,332

Telecommunication Equipment — 0.4%
ARRIS Group, Inc.†	259,253	8,557,941
Plantronics, Inc.	76,863	4,240,532

		12,798,473

Telephone - Integrated — 0.2%
Telephone & Data Systems, Inc.	192,718	5,721,797
Windstream Holdings, Inc.#	197,122	1,603,588

		7,325,385

Television — 0.3%
AMC Networks, Inc., Class A†	115,933	9,111,174

Theaters — 0.2%
Cinemark Holdings, Inc.	204,366	8,282,954

Transactional Software — 0.4%
ACI Worldwide, Inc.†#	227,426	5,415,013
Solera Holdings, Inc.#	131,877	6,505,492

		11,920,505

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport - Equipment & Leasing — 0.1%
GATX Corp.	86,943	$4,843,595

Transport - Marine — 0.3%
Kirby Corp.†	109,323	8,386,168
Tidewater, Inc.#	92,019	2,258,146

		10,644,314

Transport - Rail — 0.2%
Genesee & Wyoming, Inc., Class A†	100,633	8,286,121

Transport - Truck — 1.1%
Con-way, Inc.#	113,009	4,573,474
J.B. Hunt Transport Services, Inc.	180,651	15,178,297
Landstar System, Inc.	87,913	5,749,510
Old Dominion Freight Line, Inc.†	133,224	9,060,564
Werner Enterprises, Inc.#	87,718	2,414,000

		36,975,845

Veterinary Diagnostics — 0.3%
VCA, Inc.†	161,108	8,451,726

Water — 0.3%
Aqua America, Inc.	347,035	9,133,961

Web Portals/ISP — 0.2%
AOL, Inc.†	153,893	7,696,189

Wire & Cable Products — 0.2%
Belden, Inc.	83,444	7,044,342

Wireless Equipment — 0.1%
InterDigital, Inc.	72,883	4,273,130

X-Ray Equipment — 0.5%
Hologic, Inc.†	478,006	17,098,275

Total Long-Term Investment Securities
(cost $2,211,367,870)		3,215,351,067

SHORT-TERM INVESTMENT SECURITIES — 9.7%
Registered Investment Companies — 6.8%
State Street Navigator Securities Lending Prime Portfolio(1)	229,240,701	229,240,701

U.S. Government Treasuries — 2.9%
United States Treasury Bills
0.00% due 06/11/2015(2)	$800,000	799,999
0.01% due 06/04/2015	5,000,000	5,000,000
0.01% due 06/11/2015(2)	26,000,000	25,999,974
0.01% due 06/25/2015	10,000,000	9,999,930
0.02% due 06/04/2015	40,000,000	40,000,000
0.02% due 06/11/2015(2)	4,400,000	4,399,996
0.02% due 06/18/2015	10,000,000	9,999,950

		96,199,849

Total Short-Term Investment Securities
(cost $325,440,460)		325,440,550

REPURCHASE AGREEMENTS — 0.6%
State Street Bank and Trust Co. Joint Repurchase Agreement(3) (cost $19,037,000)	19,037,000	19,037,000

TOTAL INVESTMENTS
(cost $2,555,845,330)(4)	106.7%	3,559,828,617
Liabilities in excess of other assets	(6.7)	(224,184,851)

NET ASSETS	100.0%	$3,335,643,766

174

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At May 31, 2015, the Fund had loaned securities with a total value of $300,286,494. This was secured by collateral of $229,240,701, which was received in cash and subsequently invested in short-term investments currently valued at $229,240,701 as reported in the Portfolio of Investments. Additional collateral of $79,718,611 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2015
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	11/01/2034 to 12/15/2044	$666,615
Federal National Mtg. Assoc.	2.00% to 4.00%	10/25/2029 to 02/25/2044	3,141,136
Government National Mtg. Assoc.	0.38% to 4.00%	04/20/2039 to 12/16/2052	591,340
United States Treasury Bills	zero coupon	06/18/2015 to 02/04/2016	12,282,403
United States Treasury Notes/Bonds	zero coupon to 8.88%	06/30/2015 to 08/15/2044	63,037,117

(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 5 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2015	Unrealized Appreciation (Depreciation)
767	Long	S&P Mid Cap 400 E-Mini Index	June 2015	$116,053,101	$116,829,440	$776,339

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$3,215,351,067	$—	$—	$3,215,351,067
Short-Term Investment Securities:
Registered Investment Companies	229,240,701	—	—	229,240,701
U.S. Government Treasuries	—	96,199,849	—	96,199,849
Repurchase Agreements	—	19,037,000	—	19,037,000

Total Investments at Value	$3,444,591,768	$115,236,849	$—	$3,559,828,617

Other Financial Instruments:†
Futures Contracts	$776,339	$—	$—	$776,339

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

175

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO PROFILE — May 31, 2015 (unaudited)

Industry Allocation*

Registered Investment Companies	9.8%
Medical — Biomedical/Gene	5.8
Medical — Drugs	5.6
Time Deposits	4.8
Retail — Restaurants	4.4
Commercial Services — Finance	4.2
Internet Content — Entertainment	4.1
Consulting Services	3.6
Medical Instruments	3.4
Internet Content — Information/News	3.1
Applications Software	2.7
Auto — Cars/Light Trucks	2.6
E-Commerce/Services	2.5
Apparel Manufacturers	2.5
E-Commerce/Products	2.2
Internet Application Software	2.0
Vitamins & Nutrition Products	1.9
Decision Support Software	1.8
Enterprise Software/Service	1.6
Medical Information Systems	1.6
Retail — Apparel/Shoe	1.5
Networking Products	1.4
Internet Security	1.4
Web Hosting/Design	1.4
Auto/Truck Parts & Equipment — Original	1.3
Computer Services	1.3
Electronic Components — Semiconductors	1.2
Coffee	1.1
Semiconductor Components — Integrated Circuits	1.1
Entertainment Software	1.1
Data Processing/Management	1.0
Internet Infrastructure Software	1.0
Diversified Manufacturing Operations	0.9
Retail — Auto Parts	0.9
Airlines	0.9
Audio/Video Products	0.8
Retail — Discount	0.8
Electric Products — Misc.	0.8
Coatings/Paint	0.8
Home Decoration Products	0.7
Medical — Wholesale Drug Distribution	0.7
Food — Meat Products	0.7
Pharmacy Services	0.7
Beverages — Wine/Spirits	0.7
Cruise Lines	0.7
Real Estate Management/Services	0.7
Television	0.7
Lighting Products & Systems	0.7
Web Portals/ISP	0.7
Beverages — Non-alcoholic	0.6
Banks — Commercial	0.6
Aerospace/Defense	0.6
Hazardous Waste Disposal	0.6
Semiconductor Equipment	0.6
Medical Products	0.6
Computers — Memory Devices	0.6
Drug Delivery Systems	0.6
Building Products — Cement	0.6
Finance — Other Services	0.6
Retail — Arts & Crafts	0.5
Aerospace/Defense — Equipment	0.5
Home Furnishings	0.5
Chemicals — Specialty	0.5
Containers — Paper/Plastic	0.5
Instruments — Scientific	0.5
Oil Companies — Exploration & Production	0.5
Investment Management/Advisor Services	0.5
Broadcast Services/Program	0.4
Internet Incubators	0.4

Food — Dairy Products	0.4
Energy — Alternate Sources	0.3
Oil — Field Services	0.3
Transport — Services	0.3
Computers — Other	0.3
Finance — Consumer Loans	0.2

110.5%

*	Calculated as a percentage of net assets

176

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 94.1%
Aerospace/Defense — 0.6%
TransDigm Group, Inc.	7,936	$1,793,853

Aerospace/Defense - Equipment — 0.5%
B/E Aerospace, Inc.	26,810	1,537,285

Airlines — 0.9%
United Continental Holdings, Inc.†	47,365	2,585,655

Apparel Manufacturers — 2.5%
Gildan Activewear, Inc.#	48,980	1,550,707
Michael Kors Holdings, Ltd.†	99,812	4,641,258
Under Armour, Inc., Class A†	12,281	962,953

		7,154,918

Applications Software — 2.7%
NetSuite, Inc.†	15,039	1,404,943
ServiceNow, Inc.†	57,085	4,373,282
Tableau Software, Inc., Class A†	17,533	1,984,911

		7,763,136

Audio/Video Products — 0.8%
Harman International Industries, Inc.	20,010	2,411,605

Auto - Cars/Light Trucks — 2.6%
Tesla Motors, Inc.†#	29,502	7,399,102

Auto/Truck Parts & Equipment - Original — 1.3%
Delphi Automotive PLC	20,835	1,812,228
WABCO Holdings, Inc.†	15,165	1,917,160

		3,729,388

Banks - Commercial — 0.6%
First Republic Bank	30,675	1,857,371

Beverages - Non-alcoholic — 0.6%
Monster Beverage Corp.†	14,622	1,861,088

Beverages - Wine/Spirits — 0.7%
Constellation Brands, Inc., Class A	17,490	2,061,896

Broadcast Services/Program — 0.4%
Scripps Networks Interactive, Inc., Class A#	18,130	1,214,891

Building Products - Cement — 0.6%
Vulcan Materials Co.	17,985	1,617,391

Chemicals - Specialty — 0.5%
International Flavors & Fragrances, Inc.	12,190	1,451,098

Coatings/Paint — 0.8%
Sherwin-Williams Co.	8,035	2,315,526

Coffee — 1.1%
Keurig Green Mountain, Inc.	38,020	3,278,845

Commercial Services - Finance — 4.2%
FleetCor Technologies, Inc.†	26,353	4,009,345
McGraw Hill Financial, Inc.	61,827	6,414,551
SEI Investments Co.	37,945	1,815,289

		12,239,185

Computer Services — 1.3%
IHS, Inc., Class A†	30,128	3,717,795

Computers - Memory Devices — 0.6%
Western Digital Corp.	17,360	1,690,170

Computers - Other — 0.3%
3D Systems Corp.†#	23,017	503,382
Stratasys, Ltd.†#	8,002	284,551

		787,933

Security Description	Shares	Value (Note 2)

Consulting Services — 3.6%
Gartner, Inc.†	46,508	$4,068,520
Towers Watson & Co., Class A	14,735	2,032,693
Verisk Analytics, Inc.†	59,595	4,325,405

		10,426,618

Containers - Paper/Plastic — 0.5%
Berry Plastics Group, Inc.†	40,765	1,364,405

Cruise Lines — 0.7%
Royal Caribbean Cruises, Ltd.	26,690	2,027,906

Data Processing/Management — 0.6%
Fidelity National Information Services, Inc.	28,700	1,799,490

Decision Support Software — 1.8%
MSCI, Inc.	83,250	5,165,662

Diversified Manufacturing Operations — 0.9%
Colfax Corp.†	34,903	1,758,762
ITT Corp.	21,590	921,461

		2,680,223

Drug Delivery Systems — 0.6%
Catalent, Inc.†	18,720	598,291
DexCom, Inc.†	14,495	1,039,582

		1,637,873

E-Commerce/Products — 1.5%
MercadoLibre, Inc.#	13,087	1,899,316
Vipshop Holdings, Ltd. ADR†	68,542	1,711,494
zulily, Inc., Class A†#	59,896	792,125

		4,402,935

E-Commerce/Services — 2.5%
Autohome, Inc. ADR†	37,798	1,723,211
Groupon, Inc.†	133,792	853,593
TripAdvisor, Inc.†	11,065	843,817
Zillow Group, Inc., Class A†#	40,963	3,743,608

		7,164,229

Electric Products - Misc. — 0.8%
AMETEK, Inc.	43,380	2,332,109

Electronic Components - Semiconductors — 1.2%
Broadcom Corp., Class A	40,355	2,294,182
Skyworks Solutions, Inc.	10,755	1,176,167

		3,470,349

Energy - Alternate Sources — 0.3%
SolarCity Corp.†#	15,533	933,844

Enterprise Software/Service — 1.6%
Workday, Inc., Class A†	58,752	4,636,708

Entertainment Software — 1.1%
Activision Blizzard, Inc.	98,190	2,480,279
Zynga, Inc., Class A†	208,281	614,429

		3,094,708

Finance - Consumer Loans — 0.2%
LendingClub Corp.†#	26,875	516,269

Finance - Other Services — 0.6%
CBOE Holdings, Inc.	27,015	1,580,918

Food - Dairy Products — 0.4%
WhiteWave Foods Co.†	21,230	1,019,677

Food - Meat Products — 0.7%
Tyson Foods, Inc., Class A	49,830	2,115,284

177

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Hazardous Waste Disposal — 0.6%
Stericycle, Inc.†	12,938	$1,776,387

Home Decoration Products — 0.7%
Newell Rubbermaid, Inc.	54,150	2,140,549

Home Furnishings — 0.5%
Tempur Sealy International, Inc.†	24,810	1,478,428

Instruments - Scientific — 0.5%
PerkinElmer, Inc.	25,860	1,363,598

Internet Application Software — 2.0%
Splunk, Inc.†	83,129	5,621,183

Internet Content - Entertainment — 4.1%
Pandora Media, Inc.†	80,152	1,496,438
Twitter, Inc.†	221,949	8,138,870
Youku Tudou, Inc. ADR†#	78,134	2,107,274

		11,742,582

Internet Content - Information/News — 3.1%
LinkedIn Corp., Class A†	34,422	6,709,880
Yelp, Inc.†#	48,714	2,333,888

		9,043,768

Internet Incubators — 0.4%
HomeAway, Inc.†	38,385	1,077,467

Internet Infrastructure Software — 1.0%
F5 Networks, Inc.†	16,365	2,056,917
Survey Monkey, Inc.†(1)(2)(3)	44,965	738,550

		2,795,467

Internet Security — 1.4%
FireEye, Inc.†	88,187	4,106,869

Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc.	10,660	1,328,129

Lighting Products & Systems — 0.7%
Acuity Brands, Inc.	10,615	1,873,441

Medical Information Systems — 1.6%
athenahealth, Inc.†#	39,271	4,578,999

Medical Instruments — 3.4%
Boston Scientific Corp.†	98,465	1,798,956
Edwards Lifesciences Corp.†	8,490	1,109,813
Intuitive Surgical, Inc.†	13,910	6,784,602

		9,693,371

Medical Products — 0.6%
Cooper Cos., Inc.	9,590	1,743,174

Medical - Biomedical/Gene — 5.8%
Alnylam Pharmaceuticals, Inc.†	9,118	1,195,279
Illumina, Inc.†	45,069	9,287,819
Incyte Corp.†	13,065	1,439,110
Intercept Pharmaceuticals, Inc.†#	1,122	286,329
Medivation, Inc.†	11,750	1,551,587
Seattle Genetics, Inc.†#	11,497	495,406
Vertex Pharmaceuticals, Inc.†	18,120	2,324,615

		16,580,145

Medical - Drugs — 5.6%
Endo International PLC†	88,673	7,427,250
Ironwood Pharmaceuticals, Inc.†	78,334	1,105,293
Quintiles Transnational Holdings, Inc.†	32,950	2,296,945
Zoetis, Inc.	108,012	5,375,757

		16,205,245

Security Description	Shares	Value (Note 2)

Medical - Wholesale Drug Distribution — 0.7%
Cardinal Health, Inc.	24,100	$2,124,897

Networking Products — 1.4%
Palo Alto Networks, Inc.†	24,492	4,151,149

Oil Companies - Exploration & Production — 0.5%
Concho Resources, Inc.†	11,115	1,337,135

Oil - Field Services — 0.3%
Weatherford International PLC†	66,110	913,640

Pharmacy Services — 0.7%
Diplomat Pharmacy, Inc.†	53,385	2,063,330

Real Estate Management/Services — 0.7%
CBRE Group, Inc., Class A†	51,920	1,985,421

Retail - Apparel/Shoe — 1.5%
Kate Spade & Co.†	47,090	1,166,890
lululemon athletica, Inc.†	35,272	2,108,913
Zalando SE†*(4)	35,345	1,141,370

		4,417,173

Retail - Arts & Crafts — 0.5%
Michaels Cos., Inc.†	56,545	1,547,071

Retail - Auto Parts — 0.9%
Advance Auto Parts, Inc.	17,215	2,637,682

Retail - Discount — 0.8%
Dollar Tree, Inc.†	32,070	2,404,929

Retail - Restaurants — 4.4%
Chipotle Mexican Grill, Inc.†	4,124	2,538,405
Dunkin’ Brands Group, Inc.	117,426	6,265,851
Panera Bread Co., Class A†	21,591	3,929,562

		12,733,818

Semiconductor Components - Integrated Circuits — 1.1%
Atmel Corp.	138,360	1,227,253
NXP Semiconductor NV†	16,810	1,886,923

		3,114,176

Semiconductor Equipment — 0.6%
Lam Research Corp.	21,280	1,750,280

Television — 0.7%
AMC Networks, Inc., Class A†	25,020	1,966,322

Transport - Services — 0.3%
XPO Logistics, Inc.†#	18,051	887,387

Vitamins & Nutrition Products — 1.9%
Mead Johnson Nutrition Co.	54,734	5,325,618

Web Hosting/Design — 0.8%
Equinix, Inc.	8,125	2,178,069

Web Portals/ISP — 0.6%
Dropbox, Inc.†(1)(2)(3)	89,561	1,692,775

Total Common Stocks
(cost $225,650,887)		271,217,012

CONVERTIBLE PREFERRED SECURITIES — 1.8%
Auto - Cars/Light Trucks — 0.0%
Better Place LLC, Series B†(1)(2)(3)	314,973	0

Data Processing/Management — 0.4%
Palantir Technologies, Inc., Series G†(1)(2)(3)	89,856	798,819
Palantir Technologies, Inc., Series H†(1)(2)(3)	24,065	213,938

178

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

CONVERTIBLE PREFERRED SECURITIES (continued)
Data Processing/Management (continued)
Palantir Technologies, Inc., Series H-1†(1)(2)(3)	24,065	$213,938

		1,226,695

E-Commerce/Products — 0.7%
Flipkart Online Services Pvt., Ltd., Series D†(1)(2)(3)	13,407	1,907,012
Peixe Urbano, Inc., Series C†(1)(2)(3)	14,214	6,112

		1,913,124

Web Hosting/Design — 0.6%
AirBNB, Inc., Series D†(1)(2)(3)	29,418	1,863,929

Web Portals/ISP — 0.1%
Dropbox, Inc., Series A†(1)(2)(3)	8,758	165,533

Total Convertible Preferred Securities
(cost $3,260,017)		5,169,281

Total Long-Term Investment Securities
(cost $228,910,904)		276,386,293

SHORT-TERM INVESTMENT SECURITIES — 14.6%
Registered Investment Companies — 9.8%
State Street Navigator Securities Lending Prime Portfolio(5)	28,224,525	28,224,525

Time Deposits — 4.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/01/15	$13,657,000	13,657,000

Total Short-Term Investment Securities
(cost $41,881,525)		41,881,525

TOTAL INVESTMENTS
(cost $270,792,429)(6)	110.5%	318,267,818
Liabilities in excess of other assets	(10.5)	(30,129,492)

NET ASSETS	100.0%	$288,138,326

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2015, the aggregate value of these securities was $1,141,370 representing 0.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At May 31, 2015, the aggregate value of these securities was $7,600,606 representing 2.6% of net assets.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security.
In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2015, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Dropbox, Inc.	05/01/2012	89,561	$810,680	$1,692,775	$18.90	0.59%
Survey Monkey, Inc.	11/25/2014	44,965	739,674	738,550	16.42	0.26%
Convertible Preferred Securities
AirBNB, Inc. Series D	04/16/2014	29,418	1,197,696	1,863,929	63.36	0.65%
Better Place LLC Series B	01/25/2010	262,477	787,431
	11/30/2011	52,496	–

		314,973	787,431	0	0.00	0.00%

Dropbox, Inc. Series A	05/25/2012	8,758	79,351	165,533	18.90	0.06%
Flipkart Online Services Pvt., Ltd. Series D	10/04/2013	13,407	307,650	1,907,012	142.24	0.66%
Palantir Technologies, Inc. Series G	07/19/2012	89,856	274,960	798,819	8.89	0.28%
Palantir Technologies, Inc. Series H	10/25/2013	24,065	84,468	213,938	8.89	0.07%
Palantir Technologies, Inc. Series H-1	10/25/2013	24,065	84,468	213,938	8.89	0.07%
Peixe Urbano, Inc. Series C	12/02/2011	14,214	443,993	6,112	0.43	0.00%

				$7,600,606		2.64%

(4)	Security was valued using fair value procedures at May 31, 2015. The aggregate value of these securities was $1,141,370 representing 0.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(5)	At May 31, 2015, the Fund had loaned securities with a total value of $27,647,002. This was secured by collateral of $28,224,525, which was received in cash and subsequently invested in short-term investments currently valued at $28,224,525 as reported in the Portfolio of Investments. Additional collateral of $485,143 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2015
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	11/01/2034 to 12/15/2044	$16,954
Federal National Mtg. Assoc.	2.00% to 4.00%	10/25/2029 to 02/25/2044	79,888
Government National Mtg. Assoc.	0.38% to 4.00%	04/20/2039 to 12/16/2052	15,040
United States Treasury Bills	zero coupon	06/18/2015 to 07/23/2015	24,427
United States Treasury Notes/Bonds	0.08% to 8.88%	06/30/2015 to 05/15/2044	348,834

(6)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

179

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Internet Infrastructure Software	$2,056,917	$—	$738,550	$2,795,467
Retail-Apparel/Shoe	3,275,803	1,141,370	—	4,417,173
Web Portals/ISP	—	—	1,692,775	1,692,775
Other Industries	262,311,597	—	—	262,311,597
Convertible Preferred Securities	—	—	5,169,281	5,169,281
Short-Term Investment Securities:
Registered Investment Companies	28,224,525	—	—	28,224,525
Time Deposits	—	13,657,000	—	13,657,000

Total Investments at Value	$295,868,842	$14,798,370	$7,600,606	$318,267,818

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of 05/31/2014	$1,556,394	$2,719,036
Accrued discounts	—	—
Accrued premiums	—	—
Realized Gain	—	—
Realized Loss	—	—
Change in unrealized appreciation(1)	136,381	2,474,189
Change in unrealized depreciation(1)	(1,124)	—
Net Purchases	739,674	—
Net Sales	—	(23,944)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 05/31/2015	$2,431,325	$5,169,281

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at May 31, 2015 includes:

Common Stocks	Convertible Preferred Securities
$135,257	$2,474,189

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at May 31, 2015

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 5/31/15	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
Common Stock	$2,431,325	Market Approach and Income Approach	Transaction Price* Enterprise Value/Revenue Multiple* Discount for Lack of Marketability Weighted Average Cost of Capital Perpetual Growth Rate*	$16.45 - $19.1012 ($17.7756) 11.6x - 12.0x (11.8x) 15.0% 17% 3.0% - 3.5% (3.25%)

Convertible Preferred Securities	$3,133,707	Market Approach	Transaction Price*	$8.89 - $142.24 ($56.3033)

	$6,112	Income Approach	Future Cash Flows* Discount for Potential Claims	$0.86 50.0%

	$0	Cost Approach	Net Tangible Assets*	$0.00

	$2,029,462	Market Approach and Income Approach	Transaction Price* Enterprise Value/Revenue Multiple* Discount for Lack of Marketability Weighted Average Cost of Capital Perpetual Growth Rate*	$19.1012 - $77.7303 ($49.0805) 12.0x - 15.3x (13.65x) 15.0% 17% 3.0% - 3.5% (3.25%)

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Financial Statements

180

VALIC Company I Money Market I Fund

PORTFOLIO PROFILE — May 31, 2015 (unaudited)

Industry Allocation*

U.S. Government Agencies	40.1%
Foreign Bank	18.3
Money Center Banks	15.2
U.S. Government Treasuries	12.2
Commercial Banks-Canadian	4.9
Domestic Bank	4.6
Repurchase Agreement	2.4
Diversified Financial Services	2.0
Finance	0.6

100.3%

Credit Quality@#

A-1…………………………..………….…………………	100.0%

*	Calculated as a percentage of net assets.
@	Source: Standard & Poor’s
#	Calculated as a percentage of total debt issues.

Weighted Average days to Maturity — 48.9 days

181

VALIC Company I Money Market I Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 97.9%
Certificates of Deposit — 24.0%
Credit Agricole Corporate and Investment Bank NY FRS 0.31% due 08/25/2015	$7,250,000	$7,250,000
Deutsche Bank AG NY FRS 0.60% due 07/23/2015	8,250,000	8,252,580
Nordea Bank Finland PLC NY FRS 0.25% due 11/23/2015	7,250,000	7,250,000
Nordea Bank Finland PLC NY FRS 0.45% due 01/29/2016	7,250,000	7,256,968
Rabobank Nederland NV NY FRS 0.28% due 10/20/2015	7,400,000	7,400,000
Rabobank Nederland NV NY FRS 0.32% due 06/12/2015	1,200,000	1,200,016
Rabobank Nederland NV NY FRS 0.35% due 08/12/2015	7,250,000	7,250,489
Royal Bank of Canada NY FRS 0.27% due 12/03/2015	7,250,000	7,250,000
Royal Bank of Canada NY FRS 0.39% due 05/03/2016	7,700,000	7,700,000
Svenska Handelsbanken NY 0.19% due 06/11/2015	7,250,000	7,250,010
UBS AG Stamford CT FRS 0.27% due 07/23/2015	7,250,000	7,250,000
Wells Fargo Bank NA FRS 0.26% due 09/01/2015	7,000,000	7,000,000

Total Certificates of Deposit
(amortized cost $82,310,063)		82,310,063

Commercial Paper — 14.1%
BNP Paribas NY 0.15% due 06/01/2015	16,750,000	16,750,000
Credit Agricole Corporate and Investment Bank NY 0.13% due 06/02/2015	8,900,000	8,899,968
Lloyds Bank PLC 0.09% due 06/02/2015	8,900,000	8,899,978
Lloyds Bank PLC 0.09% due 06/03/2015	7,000,000	6,999,965
UBS Finance Delaware LLC 0.28% due 07/21/2015	7,000,000	6,997,326

Total Commercial Paper
(amortized cost $48,547,237)		48,547,237

U.S. Corporate Bonds & Notes — 7.6%
General Electric Capital Corp. FRS 0.47% due 01/08/2016	1,000,000	1,001,238
General Electric Capital Corp. FRS 0.87% due 01/08/2016	1,000,000	1,003,366
JPMorgan Chase Bank NA FRS 0.42% due 03/07/2019(1)	5,900,000	5,900,000
JPMorgan Chase Bank NA FRS 0.53% due 07/30/2015	7,400,000	7,402,806
Royal Bank of Canada 0.80% due 10/30/2015	1,800,000	1,802,711
Wells Fargo Bank NA FRS 0.56% due 07/20/2015	8,850,000	8,853,272

Total U.S. Corporate Bonds & Notes
(amortized cost $25,963,393)		25,963,393

U.S. Government Agencies — 40.1%
Federal Farm Credit Bank
0.12% due 11/20/2015 FRS	7,250,000	7,249,822
0.14% due 07/01/2015	500,000	499,942
0.16% due 10/05/2015	2,950,000	2,948,348
0.20% due 08/03/2015 FRS	4,900,000	4,900,340
Federal Home Loan Bank
0.06% due 06/03/2015	4,500,000	4,499,985
0.06% due 06/19/2015	7,500,000	7,499,775

Security Description	Principal Amount	Value (Note 2)

U.S. Government Agencies (continued)
0.06% due 07/02/2015	$7,000,000	$6,999,638
0.06% due 07/14/2015	9,500,000	9,499,319
0.08% due 07/24/2015	8,000,000	7,999,117
0.10% due 07/17/2015	4,200,000	4,199,463
0.10% due 09/01/2015	9,200,000	9,197,649
0.14% due 09/08/2015	4,500,000	4,498,267
0.15% due 06/18/2015 FRS	8,750,000	8,750,000
0.15% due 08/10/2015 FRS	2,000,000	2,000,060
0.17% due 07/31/2015	2,750,000	2,749,221
0.19% due 12/08/2015	2,000,000	1,998,047
0.20% due 01/20/2016	7,300,000	7,290,551
0.20% due 01/22/2016	1,450,000	1,448,107
0.20% due 01/26/2016	4,500,000	4,494,025
0.22% due 10/07/2015 FRS	9,500,000	9,502,509
0.29% due 02/02/2016	5,500,000	5,489,101
Federal Home Loan Mtg. Corp.
0.08% due 07/27/2015	7,400,000	7,399,079
0.12% due 10/30/2015	6,000,000	5,996,980
0.16% due 10/16/2015 FRS	7,000,000	7,001,361
Federal National Mtg. Assoc. 2.13% due 10/21/2015	3,500,000	3,526,313

Total U.S. Government Agencies
(amortized cost $137,637,019)		137,637,019

U.S. Government Treasuries — 12.1%
United States Treasury Bills 0.01% due 06/25/2015	7,000,000	6,999,942
0.02% due 06/18/2015	16,000,000	15,999,886
United States Treasury Notes 0.38% due 08/31/2015	7,200,000	7,205,219
1.25% due 08/31/2015	11,500,000	11,532,995

Total U.S. Government Treasuries
(amortized cost $41,738,042)		41,738,042

Total Short-Term Investment Securities — 97.9%
(amortized cost $336,195,754)		336,195,754

REPURCHASE AGREEMENTS — 2.4%
State Street Bank and Trust Co. Joint Repurchase Agreement(2) (cost $8,096,000)	8,096,000	8,096,000

TOTAL INVESTMENTS —
(amortized cost $344,291,754)(3)	100.3%	344,291,754
Liabilities in excess of other assets	(0.3)	(928,919)

NET ASSETS	100.0%	$343,362,835

(1)	The security’s effective maturity date is less than one year.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at May 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

182

VALIC Company I Money Market I Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Short-Term Investment Securities	$—	$336,195,754	$—	$336,195,754
Repurchase Agreements	—	8,096,000	—	8,096,000

	$—	$344,291,754	$—	$344,291,754

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

183

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO PROFILE — May 31, 2015 (unaudited)

Industry Allocation*

Computers	14.1%
Medical — Biomedical/Gene	11.5
Applications Software	8.2
Web Portals/ISP	8.1
Electronic Components — Semiconductors	6.7
Cable/Satellite TV	5.2
E-Commerce/Products	5.1
Internet Content — Entertainment	3.3
Semiconductor Components — Integrated Circuits	3.2
Networking Products	2.8
Repurchase Agreements	2.8
E-Commerce/Services	2.4
Food — Misc./Diversified	2.2
Multimedia	1.8
Retail — Drug Store	1.7
Registered Investment Companies	1.6
Retail — Discount	1.5
Retail — Restaurants	1.5
Pharmacy Services	1.4
Computers — Memory Devices	1.2
Semiconductor Equipment	0.9
Commercial Services — Finance	0.8
Electronic Forms	0.7
Computer Services	0.7
Entertainment Software	0.7
Data Processing/Management	0.7
Medical — Generic Drugs	0.7
Auto — Cars/Light Trucks	0.6
Airlines	0.5
Medical Information Systems	0.4
Auto — Heavy Duty Trucks	0.4
Retail — Auto Parts	0.4
Hotels/Motels	0.4
Radio	0.4
Beverages — Non-alcoholic	0.4
Retail — Apparel/Shoe	0.4
Medical Instruments	0.3
Transport — Services	0.3
Cellular Telecom	0.3
Internet Security	0.3
Chemicals — Specialty	0.3
Food — Retail	0.3
U.S. Government Treasuries	0.3
Building — Heavy Construction	0.3
Broadcast Services/Program	0.3
Coffee	0.3
Computer Software	0.3
Enterprise Software/Service	0.3
Retail — Bedding	0.2
Television	0.2
Computer Aided Design	0.2
Distribution/Wholesale	0.2
Medical Products	0.2
Retail — Gardening Products	0.2
Hazardous Waste Disposal	0.2
Consulting Services	0.2
Telecom Services	0.2
Retail — Office Supplies	0.2
Casino Hotels	0.2
Toys	0.2
Electronic Components — Misc.	0.2

101.6%

*	Calculated as a percentage of net assets

184

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.9%
Airlines — 0.5%
American Airlines Group, Inc.	42,862	$1,816,063

Applications Software — 8.2%
Check Point Software Technologies, Ltd.†	11,309	958,099
Citrix Systems, Inc.†	9,833	639,243
Intuit, Inc.	17,026	1,773,258
Microsoft Corp.	504,747	23,652,444

		27,023,044

Auto - Cars/Light Trucks — 0.6%
Tesla Motors, Inc.†#	7,738	1,940,690

Auto - Heavy Duty Trucks — 0.4%
PACCAR, Inc.	21,812	1,386,371

Beverages - Non-alcoholic — 0.4%
Monster Beverage Corp.†	10,319	1,313,402

Broadcast Services/Program — 0.3%
Discovery Communications, Inc., Class A†#	9,145	310,381
Discovery Communications, Inc., Class C†	17,478	549,596

		859,977

Building - Heavy Construction — 0.3%
SBA Communications Corp., Class A†	7,945	888,331

Cable/Satellite TV — 5.2%
Charter Communications, Inc., Class A†#	6,891	1,233,627
Comcast Corp., Class A	131,121	7,665,334
Comcast Corp., Special Class A	24,640	1,429,120
DIRECTV†	30,935	2,816,322
DISH Network Corp., Class A†	13,745	973,009
Liberty Global PLC, Class A†	15,461	889,471
Liberty Global PLC, Class C†	38,499	2,069,321

		17,076,204

Casino Hotels — 0.2%
Wynn Resorts, Ltd.	6,246	628,910

Cellular Telecom — 0.3%
Vodafone Group PLC ADR	26,523	1,035,193

Chemicals - Specialty — 0.3%
Sigma-Aldrich Corp.	7,348	1,023,576

Coffee — 0.3%
Keurig Green Mountain, Inc.	9,947	857,829

Commercial Services - Finance — 0.8%
Automatic Data Processing, Inc.	29,234	2,499,799

Computer Aided Design — 0.2%
Autodesk, Inc.†	13,998	757,992

Computer Services — 0.7%
Cognizant Technology Solutions Corp., Class A†	37,507	2,427,453

Computer Software — 0.3%
Akamai Technologies, Inc.†	10,952	835,309

Computers — 14.1%
Apple, Inc.	358,374	46,688,965

Computers - Memory Devices — 1.2%
NetApp, Inc.	19,181	640,645
SanDisk Corp.	13,106	896,188
Seagate Technology PLC	20,201	1,123,984
Western Digital Corp.	14,214	1,383,875

		4,044,692

Consulting Services — 0.2%
Verisk Analytics, Inc., Class A†	9,728	706,058

Security Description	Shares	Value (Note 2)

Data Processing/Management — 0.7%
Fiserv, Inc.†	14,686	$1,177,083
Paychex, Inc.	22,343	1,103,968

		2,281,051

Distribution/Wholesale — 0.2%
Fastenal Co.#	18,181	754,693

E-Commerce/Products — 5.1%
Amazon.com, Inc.†	28,572	12,263,960
eBay, Inc.†	74,450	4,568,252

		16,832,212

E-Commerce/Services — 2.4%
Liberty Interactive Corp., Class A†	27,411	766,686
Liberty Ventures, Series A†	8,277	343,495
Netflix, Inc.†	3,722	2,322,751
Priceline Group, Inc.†	3,196	3,745,840
TripAdvisor, Inc.†	8,006	610,538

		7,789,310

Electronic Components - Misc. — 0.2%
Garmin, Ltd.#	11,802	536,755

Electronic Components - Semiconductors — 6.7%
Altera Corp.	18,513	904,360
Avago Technologies, Ltd.	15,773	2,335,508
Broadcom Corp., Class A	33,839	1,923,747
Intel Corp.	291,388	10,041,231
Micron Technology, Inc.†	66,283	1,851,284
NVIDIA Corp.	33,442	740,071
Texas Instruments, Inc.	64,427	3,602,758
Xilinx, Inc.	16,085	762,751

		22,161,710

Electronic Forms — 0.7%
Adobe Systems, Inc.†	30,820	2,437,554

Enterprise Software/Service — 0.3%
CA, Inc.	27,244	829,580

Entertainment Software — 0.7%
Activision Blizzard, Inc.	44,478	1,123,514
Electronic Arts, Inc.†	19,075	1,197,052

		2,320,566

Food - Misc./Diversified — 2.2%
Kraft Foods Group, Inc.	36,177	3,055,147
Mondelez International, Inc., Class A	101,486	4,220,803

		7,275,950

Food - Retail — 0.3%
Whole Foods Market, Inc.	22,196	915,363

Hazardous Waste Disposal — 0.2%
Stericycle, Inc.†	5,225	717,393

Hotels/Motels — 0.4%
Marriott International, Inc., Class A	17,015	1,327,000

Internet Content - Entertainment — 3.3%
Facebook, Inc., Class A†	137,593	10,895,990

Internet Security — 0.3%
Symantec Corp.	41,984	1,033,856

Medical Information Systems — 0.4%
Cerner Corp.†	21,078	1,418,339

Medical Instruments — 0.3%
Intuitive Surgical, Inc.†	2,252	1,098,413

185

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Products — 0.2%
Henry Schein, Inc.†	5,156	$730,451

Medical - Biomedical/Gene — 11.5%
Alexion Pharmaceuticals, Inc.†	12,437	2,037,678
Amgen, Inc.	46,690	7,295,779
Biogen, Inc.†	14,435	5,730,551
Celgene Corp.†	49,257	5,636,971
Gilead Sciences, Inc.†	91,637	10,288,086
Illumina, Inc.†	8,847	1,823,190
Regeneron Pharmaceuticals, Inc.†	6,192	3,173,771
Vertex Pharmaceuticals, Inc.†	14,895	1,910,880

		37,896,906

Medical - Generic Drugs — 0.7%
Mylan NV†	30,111	2,186,962

Multimedia — 1.8%
Twenty-First Century Fox, Inc., Class A	81,683	2,744,549
Twenty-First Century Fox, Inc., Class B	49,130	1,642,907
Viacom, Inc., Class B	21,851	1,461,395

		5,848,851

Networking Products — 2.8%
Cisco Systems, Inc.	314,075	9,205,538

Pharmacy Services — 1.4%
Catamaran Corp.†	12,766	764,045
Express Scripts Holding Co.†	44,723	3,897,162

		4,661,207

Radio — 0.4%
Sirius XM Holdings, Inc.†	343,404	1,325,539

Retail - Apparel/Shoe — 0.4%
Ross Stores, Inc.	12,827	1,239,986

Retail - Auto Parts — 0.4%
O’Reilly Automotive, Inc.†	6,254	1,372,941

Retail - Bedding — 0.2%
Bed Bath & Beyond, Inc.†	11,419	814,403

Retail - Discount — 1.5%
Costco Wholesale Corp.	27,103	3,864,617
Dollar Tree, Inc.†	12,653	948,848

		4,813,465

Retail - Drug Store — 1.7%
Walgreens Boots Alliance, Inc.	67,062	5,756,602

Retail - Gardening Products — 0.2%
Tractor Supply Co.	8,380	730,233

Retail - Office Supplies — 0.2%
Staples, Inc.	39,396	648,655

Retail - Restaurants — 1.5%
Starbucks Corp.	92,264	4,794,037

Semiconductor Components - Integrated Circuits — 3.2%
Analog Devices, Inc.	19,173	1,302,997
Linear Technology Corp.	14,717	704,209
NXP Semiconductor NV†	14,197	1,593,613
QUALCOMM, Inc.	101,491	7,071,893

		10,672,712

Semiconductor Equipment — 0.9%
Applied Materials, Inc.	75,597	1,521,768
KLA-Tencor Corp.	10,008	597,077
Lam Research Corp.	9,802	806,214

		2,925,059

Security Description	Shares/ Principal Amount	Value (Note 2)

Telecom Services — 0.2%
VimpelCom, Ltd. ADR	108,085	$671,208

Television — 0.2%
Liberty Media Corp., Class A†	6,430	246,366
Liberty Media Corp., Class C†	14,046	533,186

		779,552

Toys — 0.2%
Mattel, Inc.#	20,811	537,132

Transport-Services — 0.3%
C.H. Robinson Worldwide, Inc.#	9,011	556,249
Expeditors International of Washington, Inc.	11,798	540,820

		1,097,069

Web Portals/ISP — 8.1%
Baidu, Inc. ADR†	17,047	3,365,078
Google, Inc., Class A†	17,654	9,627,079
Google, Inc., Class C†	21,017	11,183,356
Yahoo!, Inc.†	57,596	2,472,884

		26,648,397

Total Long-Term Investment Securities
(cost $166,591,047)		319,792,498

SHORT-TERM INVESTMENT SECURITIES — 1.9%
Registered Investment Companies — 1.6%
State Street Navigator Securities Lending Prime Portfolio(1)	5,450,637	5,450,637

U.S. Government Treasuries — 0.3%
United States Treasury Bills 0.02% due 06/11/2015(4)	$900,000	899,999

Total Short-Term Investment Securities
(cost $6,350,633)		6,350,636

REPURCHASE AGREEMENTS — 2.8%
State Street Bank & Trust Co. Joint Repurchase Agreement (cost $9,190,000)(2)	9,190,000	9,190,000

TOTAL INVESTMENTS
(cost $182,131,680)(3)	101.6%	335,333,134
Liabilities in excess of other assets	(1.6)	(5,256,048)

NET ASSETS	100.0%	$330,077,086

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At May 31, 2015, the Fund had loaned securities with a total value of $5,869,528. This was secured by collateral of $5,450,637, which was received in cash and subsequently invested in short-term investments currently valued at $5,450,637 as reported in the Portfolio of Investments. Additional collateral of $554,472 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2015
United States Treasury Notes/Bonds	0.75% to 2.50%	10/31/2017 to 05/15/2024	$554,472

(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

186

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2015	Unrealized Appreciation (Depreciation)
112	Long	Nasdaq 100® E-Mini Index	June 2015	$9,823,801	$10,104,640	$280,839

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$319,792,498	$—	$—	$319,792,498
Short-Term Investment Securities:
Registered Investment Companies	5,450,637	—	—	5,450,637
U.S. Government Treasuries	—	899,999	—	899,999
Repurchase Agreements	—	9,190,000	—	9,190,000

Total Investments at Value	$325,243,135	$10,089,999	$—	$335,333,134

Other Financial Instruments:†
Futures Contracts	$280,839	$—	$—	$280,839

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

187

VALIC Company I Science & Technology Fund

PORTFOLIO PROFILE — May 31, 2015 (unaudited)

Industry Allocation*

Applications Software	9.9%
Registered Investment Companies	8.4
Electronic Components — Semiconductors	8.1
E-Commerce/Products	7.6
Web Portals/ISP	7.3
Computers	6.6
E-Commerce/Services	5.3
Networking Products	4.4
Computers — Memory Devices	4.2
Computer Services	3.5
Finance — Credit Card	3.0
Semiconductor Components — Integrated Circuits	2.8
Internet Content — Entertainment	2.7
Commercial Services — Finance	2.5
Enterprise Software/Service	2.0
Internet Application Software	1.9
Electronic Components — Misc.	1.7
Internet Content — Information/News	1.6
Time Deposits	1.4
Telephone — Integrated	1.4
Auto — Cars/Light Trucks	1.3
Electric Products — Misc.	1.1
Electronic Measurement Instruments	0.9
Semiconductor Equipment	0.9
Internet Security	0.8
Computers — Other	0.8
Advertising Sales	0.7
Cellular Telecom	0.7
Computer Aided Design	0.6
Telecom Equipment — Fiber Optics	0.6
Electronic Forms	0.6
E-Services/Consulting	0.6
Data Processing/Management	0.5
Computers — Integrated Systems	0.5
Computer Software	0.5
Entertainment Software	0.5
Medical Instruments	0.5
Medical — Generic Drugs	0.5
Photo Equipment & Supplies	0.4
Industrial Audio & Video Products	0.4
Toys	0.4
Computer Data Security	0.4
Power Converter/Supply Equipment	0.4
Audio/Video Products	0.4
Real Estate Investment Trusts	0.3
Metal Processors & Fabrication	0.3
E-Marketing/Info	0.3
Virtual Reality Products	0.3
Publishing — Newspapers	0.3
Cable/Satellite TV	0.3
Aerospace/Defense	0.3
Appliances	0.3
Transactional Software	0.3
Energy — Alternate Sources	0.3
Internet Infrastructure Software	0.3
Consulting Services	0.2
Medical — Drugs	0.2
Multimedia	0.2
Decision Support Software	0.2
Machinery — Electrical	0.2
Office Automation & Equipment	0.2
Computer Graphics	0.1
Repurchase Agreements	0.1
Internet Connectivity Services	0.1
Finance — Other Services	0.1
Electronic Parts Distribution	0.1

106.3%

*	Calculated as a percentage of net assets

188

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 95.1%
Advanced Materials — 0.0%
STR Holdings, Inc.#	91,532	$101,601

Advertising Sales — 0.7%
Criteo SA ADR†	153,955	7,394,459

Aerospace/Defense — 0.3%
Boeing Co.	21,700	3,049,284

Appliances — 0.3%
iRobot Corp.†#	94,400	3,016,080

Applications Software — 9.9%
Check Point Software Technologies, Ltd.†	44,570	3,775,970
Dealertrack Technologies, Inc.†	143,000	5,963,100
Imperva, Inc.†	47,610	2,895,164
Intuit, Inc.	77,975	8,121,096
Microsoft Corp.	704,870	33,030,208
Red Hat, Inc.†	165,942	12,822,338
Salesforce.com, Inc.†	174,010	12,659,228
ServiceNow, Inc.†	188,575	14,446,731
Tableau Software, Inc., Class A†	63,155	7,149,778

		100,863,613

Audio/Video Products — 0.4%
Harman International Industries, Inc.	17,790	2,144,051
Sony Corp.†#(1)	48,400	1,495,657

		3,639,708

Auto - Cars/Light Trucks — 1.3%
Tesla Motors, Inc.†#	51,690	12,963,852

Cable/Satellite TV — 0.3%
Liberty Global PLC, Class C†	57,400	3,085,250

Cellular Telecom — 0.7%
T-Mobile US, Inc.†	173,000	6,726,240

Commercial Services - Finance — 2.5%
Automatic Data Processing, Inc.	39,260	3,357,123
Cardtronics, Inc.†	57,045	2,082,142
Equifax, Inc.	31,110	3,121,266
EVERTEC, Inc.	58,480	1,300,010
Heartland Payment Systems, Inc.	61,073	3,264,352
MasterCard, Inc., Class A	71,145	6,563,838
Vantiv, Inc., Class A†	34,700	1,388,000
WEX, Inc.†	34,482	3,909,914

		24,986,645

Computer Aided Design — 0.6%
Aspen Technology, Inc.†	12,445	532,646
Autodesk, Inc.†	78,220	4,235,613
Dassault Systemes#(1)	17,975	1,405,270

		6,173,529

Computer Data Security — 0.4%
Fortinet, Inc.†	92,915	3,722,175

Computer Graphics — 0.1%
Atlassian Class A†(2)(3)(4)	3,707	70,433
Atlassian Class A FDR†(2)(3)(4)	2,554	48,526
Atlassian Series 1†(2)(3)(4)	6,508	123,652
Atlassian Series 2†(2)(3)(4)	17,424	331,056

		573,667

Computer Services — 3.5%
Accenture PLC, Class A	98,013	9,413,169
Cognizant Technology Solutions Corp., Class A†	242,774	15,712,333
Computer Sciences Corp.	17,255	1,183,693
Fleetmatics Group PLC†#	84,950	3,551,759

Security Description	Shares	Value (Note 2)

Computer Services (continued)
Genpact, Ltd.†	240,797	$5,415,525

		35,276,479

Computer Software — 0.5%
Akamai Technologies, Inc.†	70,545	5,380,467

Computers — 6.6%
Apple, Inc.	499,020	65,012,325
Quanta Computer, Inc.(1)	827,000	2,092,900

		67,105,225

Computers - Integrated Systems — 0.5%
VeriFone Systems, Inc.†	144,510	5,515,947

Computers - Memory Devices — 4.1%
NetApp, Inc.	53,160	1,775,544
Nimble Storage, Inc.†#	138,735	3,590,462
SanDisk Corp.	171,900	11,754,522
Seagate Technology PLC	106,200	5,908,968
TDK Corp.#(1)	26,690	2,122,009
Western Digital Corp.	169,410	16,493,758

		41,645,263

Computers - Other — 0.6%
Stratasys, Ltd.†#	183,900	6,539,484

Consulting Services — 0.2%
Huron Consulting Group, Inc.†	38,265	2,460,439

Data Processing/Management — 0.4%
Fidelity National Information Services, Inc.	21,580	1,353,066
Fiserv, Inc.†	33,455	2,681,418

		4,034,484

Decision Support Software — 0.2%
Interactive Intelligence Group, Inc.†#	45,600	1,971,288

E-Commerce/Products — 7.5%
Alibaba Group Holding, Ltd. ADR†	159,885	14,280,928
Amazon.com, Inc.†	83,325	35,765,590
eBay, Inc.†	131,555	8,072,215
Flipkart Online Services Pvt., Ltd.†(2)(3)(4)	626	89,042
JD.com, Inc. ADR†	75,560	2,544,861
MercadoLibre, Inc.#	15,300	2,220,489
Vipshop Holdings, Ltd. ADR†	533,620	13,324,491

		76,297,616

E-Commerce/Services — 4.9%
58.com, Inc. ADR†	11,600	870,116
Angie’s List, Inc.†#	215,732	1,352,640
Coupons.com, Inc.†#	48,825	609,824
Ctrip.com International, Ltd. ADR†	34,100	2,723,567
Etsy, Inc.†#	17,200	288,272
Expedia, Inc.	66,870	7,172,476
GrubHub, Inc.†	91,168	3,675,894
Netflix, Inc.†	11,395	7,111,164
Priceline Group, Inc.†	18,100	21,213,924
SouFun Holdings, Ltd. ADR#	368,120	2,735,131
Zillow Group, Inc.†#	26,110	2,386,193

		50,139,201

E-Marketing/Info — 0.3%
CyberAgent, Inc.#(1)	34,400	1,586,082
Marketo, Inc.†#	54,771	1,633,819

		3,219,901

E-Services/Consulting — 0.6%
CDW Corp.	155,155	5,756,250

189

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electric Products - Misc. — 1.1%
Hermes Microvision, Inc.(1)	34,875	$2,742,239
Nidec Corp.#(1)	109,645	7,974,071

		10,716,310

Electronic Components - Misc. — 1.7%
AAC Technologies Holdings, Inc.#(1)	204,415	1,139,071
Corning, Inc.	131,970	2,760,812
Flextronics International, Ltd.†	347,270	4,219,331
Hoya Corp.(1)	32,500	1,194,550
Murata Manufacturing Co., Ltd.(1)	42,710	6,928,169
NEC Corp.(1)	26,000	85,197
Yaskawa Electric Corp.#(1)	51,900	725,873

		17,053,003

Electronic Components - Semiconductors — 8.1%
Altera Corp.	91,000	4,445,350
ARM Holdings PLC ADR	42,400	2,258,648
Avago Technologies, Ltd.	58,315	8,634,702
Broadcom Corp., Class A	173,835	9,882,520
Freescale Semiconductor, Ltd.†	98,680	4,452,441
Infineon Technologies AG(1)	212,420	2,769,281
Intel Corp.	129,100	4,448,786
IPG Photonics Corp.†	15,900	1,507,956
Microchip Technology, Inc.#	15,490	761,024
Micron Technology, Inc.†	162,800	4,547,004
Qorvo, Inc.†	13,105	1,076,576
Rohm Co., Ltd.(1)	28,200	1,987,716
Samsung Electronics Co., Ltd.(1)	730	859,022
Semtech Corp.†	40,600	867,216
SK Hynix, Inc.(1)	236,304	10,820,225
Skyworks Solutions, Inc.	176,820	19,337,035
Sumco Corp.#(1)	179,000	2,695,111
SunEdison Semiconductor, Ltd.†#	53,750	1,299,675

		82,650,288

Electronic Forms — 0.6%
Adobe Systems, Inc.†	76,670	6,063,830

Electronic Measurement Instruments — 0.9%
Agilent Technologies, Inc.	66,600	2,743,254
Keyence Corp.(1)	2,545	1,366,580
National Instruments Corp.	51,800	1,549,338
Trimble Navigation, Ltd.†	170,100	3,987,144

		9,646,316

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	9,890	601,213

Energy - Alternate Sources — 0.3%
SolarCity Corp.†	19,125	1,149,795
SunEdison, Inc.†	51,990	1,558,140

		2,707,935

Enterprise Software/Service — 2.0%
OPOWER, Inc.†#	4,100	48,544
Oracle Corp.	172,785	7,514,420
Proofpoint, Inc.†	63,580	3,759,485
SAP AG ADR#	18,180	1,343,502
Veeva Systems, Inc., Class A†#	253,300	6,869,496
Workday, Inc., Class A†	16,440	1,297,445

		20,832,892

Entertainment Software — 0.5%
NetEase, Inc. ADR	35,605	5,034,903

Security Description	Shares	Value (Note 2)

Finance - Credit Card — 3.0%
Alliance Data Systems Corp.†	16,868	$5,027,170
Visa, Inc., Class A	367,519	25,241,205

		30,268,375

Finance - Other Services — 0.1%
WageWorks, Inc.†	29,600	1,269,248

Industrial Audio & Video Products — 0.4%
GoPro, Inc., Class A†#	74,790	4,147,853

Instruments - Controls — 0.0%
Control4 Corp.†#	39,200	356,720

Internet Application Software — 1.9%
Splunk, Inc.†	60,470	4,088,982
Tencent Holdings, Ltd.(1)	736,000	14,745,532

		18,834,514

Internet Connectivity Services — 0.1%
21Vianet Group, Inc. ADR†#	74,510	1,345,651

Internet Content - Entertainment — 2.7%
Facebook, Inc., Class A†	344,713	27,297,822
Youku.com, Inc. Class A†(3)(4)	16	24

		27,297,846

Internet Content - Information/News — 1.6%
LinkedIn Corp., Class A†	66,800	13,021,324
M3, Inc.#(1)	157,070	2,979,315

		16,000,639

Internet Infrastructure Software — 0.3%
F5 Networks, Inc.†	20,805	2,614,980

Internet Security — 0.8%
FireEye, Inc.†#	111,625	5,198,376
VeriSign, Inc.†#	48,400	3,058,396

		8,256,772

Machinery - Electrical — 0.2%
Disco Corp.(1)	17,700	1,644,433

Medical Instruments — 0.5%
Intuitive Surgical, Inc.†	10,200	4,975,050

Medical - Drugs — 0.2%
Grifols SA ADR	74,400	2,365,920

Medical - Generic Drugs — 0.5%
Hospira, Inc.†	54,500	4,818,890

Metal Processors & Fabrication — 0.3%
Largan Precision Co., Ltd.(1)	29,085	3,229,092

Multimedia — 0.2%
Twenty-First Century Fox, Inc., Class A	59,500	1,999,200

Networking Products — 4.4%
Arista Networks, Inc.†#	54,865	3,835,612
Cisco Systems, Inc.	837,025	24,533,203
Palo Alto Networks, Inc.†	96,810	16,408,327

		44,777,142

Office Automation & Equipment — 0.2%
Canon, Inc.(1)	45,700	1,577,484

Photo Equipment & Supplies — 0.4%
FUJIFILM Holdings Corp.(1)	25,000	953,673
Sunny Optical Technology Group Co., Ltd.#(1)	1,525,925	3,342,664

		4,296,337

190

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Power Converter/Supply Equipment — 0.4%
Canadian Solar, Inc.†#	46,635	$1,523,099
SunPower Corp.†#	71,405	2,169,998

		3,693,097

Publishing - Newspapers — 0.3%
News Corp., Class A†	204,300	3,095,145

Real Estate Investment Trusts — 0.3%
American Tower Corp.	37,200	3,451,788

Semiconductor Components - Integrated Circuits — 2.8%
Analog Devices, Inc.	15,100	1,026,196
Atmel Corp.	400,600	3,553,322
Cypress Semiconductor Corp.†	51,623	708,784
Linear Technology Corp.	19,780	946,473
Marvell Technology Group, Ltd.	56,390	788,896
NXP Semiconductor NV†	42,655	4,788,024
Power Integrations, Inc.	17,715	899,213
QUALCOMM, Inc.	187,550	13,068,484
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	638,780	3,042,766
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,595	38,726

		28,860,884

Semiconductor Equipment — 0.9%
Applied Materials, Inc.	68,900	1,386,957
ASML Holding NV	12,700	1,426,210
Lam Research Corp.	61,210	5,034,522
MKS Instruments, Inc.	24,970	941,619

		8,789,308

Telecom Equipment - Fiber Optics — 0.6%
Ciena Corp.†	179,740	4,335,329
JDS Uniphase Corp.†	141,300	1,811,466

		6,146,795

Telephone - Integrated — 1.4%
SoftBank Corp.(1)	233,700	13,950,970

Toys — 0.4%
Nintendo Co., Ltd.#(1)	22,700	3,838,231

Transactional Software — 0.3%
Amadeus IT Holding SA, Class A(1)	61,350	2,793,438

Virtual Reality Products — 0.3%
RealD, Inc.†	246,900	3,115,878

Web Hosting/Design — 0.0%
GoDaddy, Inc., Class A†	9,450	254,489

Web Portals/ISP — 6.9%
Baidu, Inc. ADR†	93,500	18,456,900
Dropbox, Inc.†(2)(3)(4)	135,924	2,569,072
Google, Inc., Class A†	63,816	34,800,141
Google, Inc., Class C†	18,697	9,948,861
NAVER Corp.(1)	968	529,689
SINA Corp.†	37,300	1,519,229
Yandex NV, Class A†	140,200	2,527,806

		70,351,698

Total Common Stocks
(cost $819,840,015)		965,362,704

CONVERTIBLE PREFERRED SECURITIES — 0.9%
Computers - Memory Devices — 0.1%
Pure Storage, Inc. Series F†(2)(3)(4)	63,153	1,052,129

Computers - Other — 0.2%
Nutanix, Inc. Series E†(2)(3)(4)	95,451	1,715,254

Security Description	Shares/ Principal Amount	Value (Note 2)

Data Processing/Management — 0.1%
Cloudera, Inc. Series F†(2)(3)(4)	54,446	$1,655,921

E-Commerce/Products — 0.1%
Flipkart Online Services, Ltd., Series A†(2)(3)(4)	216	30,724
Flipkart Online Services, Ltd., Series C†(2)(3)(4)	377	53,625
Flipkart Online Services, Ltd., Series E†(2)(3)(4)	700	99,568
Flipkart Online Services, Ltd., Series G†(2)(3)(4)	4,085	581,050

		764,967

E-Commerce/Services — 0.4%
Uber Technologies, Inc.†(2)(3)(4)	86,516	3,429,371

Web Portals/ISP — 0.4%
Dropbox, Inc.†(2)(3)(4) Class A-1	119,521	2,259,043
Dropbox, Inc.,†(2)(3)(4) Series A	12,378	233,954
Pinterest, Inc.†(2)(3)(4) Series G	41,130	1,476,380

		3,969,377

Total Convertible Preferred Securities
(cost $7,713,276)		12,587,019

PREFERRED SECURITIES — 0.0%
Computer Graphics — 0.0%
Atlassian Class A FDR†(2)(3)(4)	13,337	253,403
Atlassian Series A†(2)(3)(4)	12,885	244,815

Total Preferred Securities
(cost $419,552)		498,218

Total Long-Term Investment Securities
(cost $827,972,843)		978,447,941

SHORT-TERM INVESTMENT SECURITIES — 9.8%
Registered Investment Companies — 8.4%
State Street Navigator Securities Lending Prime Portfolio(5)	68,551,148	68,551,148
T. Rowe Price Reserve Investment Fund	16,567,271	16,567,271

		85,118,419

Time Deposits — 1.4%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/01/2015	$14,036,000	14,036,000

Total Short-Term Investment Securities
(cost $99,154,419)		99,154,419

REPURCHASE AGREEMENTS — 0.1%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 05/29/2015, to be repurchased 06/01/2015 in the amount $1,394,000 collateralized by $1,470,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $1,426,063 (cost $1,394,000)	1,394,000	1,394,000

TOTAL INVESTMENTS
(cost $928,521,262)(6)	106.3%	1,078,996,360
Liabilities in excess of other assets	(6.3)	(64,094,672)

NET ASSETS	100.0%	$1,014,901,688

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security

191

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

(1)	Security was valued using fair value procedures at May 31, 2015. The aggregate value of these securities was $102,616,310 representing 10.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Illiquid security. At May 31, 2015, the aggregate value of these securities was $16,317,042 representing 1.6% of net assets.
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2015, the Fund held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	Value as a % of Net Assets
Common Stocks
Atlassian Class A	4/9/2014	3,707	$59,312	$70,433	$19.00	0.01%
Atlassian Class A FDR	4/9/2014	2,554	40,864	48,526	19.00	0.00%
Atlassian Series 1	4/9/2014	6,508	104,128	123,652	19.00	0.01%
Atlassian Series 2	4/9/2014	17,424	278,784	331,056	19.00	0.03%
Dropbox, Inc.	5/1/2012	135,924	1,374,071	2,569,072	18.90	0.25%
Flipkart Online Services, Pvt., Ltd.	3/19/2015	626	71,363	89,042	142.24	0.01%
Youku.Com, Inc. Series A	7/11/2011	16	–	24	1.50	0.00%
Convertible Preferred Securities
Cloudera, Inc. Series F	2/5/2014	54,446	792,733	1,655,921	30.41	0.16%
Dropbox, Inc. Series A	5/1/2012	12,378	112,010	233,954	18.90	0.02%
Dropbox, Inc. Class A-1	5/1/2012	60,803	550,212
	5/29/2012	58,718	531,345

		119,521	1,081,557	2,259,043	18.90	0.22%

Flipkart Online Services, Ltd. Series A	3/19/2015	216	12,312	30,724	142.24	0.00%

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	Value as a % of Net Assets
Flipkart Online Services, Ltd. Series C	3/19/2015	377	$42,978	$53,625	$142.24	0.01%
Flipkart Online Services, Ltd. Series E	3/19/2015	700	79,799	99,568	142.24	0.01%
Flipkart Online Services, Ltd. Series G	12/17/2014	4,085	489,220	581,050	142.24	0.06%
Nutanix, Inc. Series E	6/5/2014	95,451	1,278,709	1,715,254	17.97	0.17%
Pinterest, Inc. Series G	3/19/2015	41,130	1,476,380	1,476,380	35.90	0.15%
Pure Storage, Inc. Series F	4/16/2014	63,153	993,138	1,052,129	16.66	0.10%
Uber Technologies, Inc.	6/5/2014	86,516	1,342,127	3,429,371	39.64	0.34%
Preferred Securities
Atlassian Series A	4/9/2014	12,885	206,160	244,815	19.00	0.02%
Atlassian Class A FDR	4/9/2014	13,337	213,392	253,403	19.00	0.02%

				$16,317,042		1.59%

(5)	At May 31, 2015, the Fund had loaned securities with a total value of $67,557,878. This was secured by collateral of $68,551,148, which was received in cash and subsequently invested in short-term investments currently valued at $68,551,148 as reported in the Portfolio of Investments. Additional collateral of $1,833,174 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2015
United States Treasury Bills	zero coupon	06/18/2015 to 01/07/2016	$110,062
United States Treasury Notes/Bonds	zero coupon to 8.88%	06/15/2015 to 11/15/2044	1,723,112

(6)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

FDR—Federal Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Audio/Video Products	$2,144,051	$1,495,657	$—	$3,639,708
Computer Aided Design	4,768,259	1,405,270	—	6,173,529
Computer Graphics	—	—	573,667	573,667
Computers	65,012,325	2,092,900	—	67,105,225
Computers-Memory Devices	39,523,254	2,122,009	—	41,645,263
E-Commerce/Products	76,208,574	—	89,042	76,297,616
E-Marketing/Info	1,633,819	1,586,082	—	3,219,901
Electric Products-Misc.	—	10,716,310	—	10,716,310
Electronic Components-Misc.	6,980,143	10,072,860	—	17,053,003

192

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Electronic Components-Semiconductors	$63,518,933	$19,131,355	$—	$82,650,288
Electronic Measurement Instruments	8,279,736	1,366,580	—	9,646,316
Internet Application Software	4,088,982	14,745,532	—	18,834,514
Internet Content-Entertainment	27,297,822	24	—	27,297,846
Internet Content-Information/News	13,021,324	2,979,315	—	16,000,639
Machinery-Electrical	—	1,644,433	—	1,644,433
Metal Processors & Fabrication	—	3,229,092	—	3,229,092
Office Automation & Equipment	—	1,577,484	—	1,577,484
Photo Equipment & Supplies	—	4,296,337	—	4,296,337
Semiconductor Components-Integrated Circuits	25,818,118	3,042,766	—	28,860,884
Telephone-Integrated	—	13,950,970	—	13,950,970
Toys	—	3,838,231	—	3,838,231
Transactional Software	—	2,793,438	—	2,793,438
Web Portals	67,252,937	529,689	2,569,072	70,351,698
Other Industries	453,966,312	—	—	453,966,312
Convertible Preferred Securities	—	—	12,587,019	12,587,019
Preferred Securities	—	—	498,218	498,218
Short-Term Investment Securities:
Registered Investment Companies	85,118,419	—	—	85,118,419
Time Deposits	—	14,036,000	—	14,036,000
Repurchase Agreements	—	1,394,000	—	1,394,000

Total Investments at Value	$944,633,008	$118,046,334	$16,317,018	$1,078,996,360

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $72,328,561 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities.

There are no additional material transfers between levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities	Preferred Securities
Balance as of 05/31/2014 . . . . . . . . .	$3,121,125	$4,099,250	$419,552
Accrued discounts . . . . . . . . . . . . . .	—	—	—
Accrued premiums . . . . . . . . . . . . . .	—	—	—
Realized Gain . . . . . . . . . . . . . . . . . .	158,775	—	—
Realized Loss . . . . . . . . . . . . . . . . . .	—	—	—
Change in unrealized appreciation(1) .	183,027	3,753,931	78,666
Change in unrealized depreciation(1) .	—	—	—
Net Purchases . . . . . . . . . . . . . . . . .	71,363	4,733,838	—
Net Sales . . . . . . . . . . . . . . . . . . . . .	(302,509)	—	—
Transfers into Level 3 . . . . . . . . . . . .	—	—	—
Transfers out of Level 3 . . . . . . . . . .	—	—	—

Balance as of 05/31/2015 . . . . . . . . .	$3,231,781	$12,587,019	$498,218

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at May 31, 2015 includes:

	Convertible
Common Stocks	Preferred Securities	Preferred Securities
$183,027	$3,753,931	$78,666

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at May 31, 2015.

193

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 5/31/15	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
Common Stock	$573,667	Market Approach	Enterprise Value/Sales Multiple* CY2015 Price/Free Cash Flow Multiple*	8.00x 30.0x

	$89,042	Market Approach	Transaction Price*	$142.2400

	$2,569,072	Market Approach and Income Approach	Transaction Price* Enterprise Value/Revenue Multiple* Discount for Lack of Marketability Weighted Average Cost of Capital Perpetual Growth Rate*	$19.1012 12.0x 15.0% 17% 3.0%

Convertible Preferred Securities	$7,326,639	Market Approach	Transaction Price*	$30.414 - $142.24 ($96.4154)

	$2,767,383	Market Approach	Next Twelve Months Revenue Mutliple” Weighted Average Cost of Capital Discount for Lack of Marketability	4.9x 15% 10.00%

	$2,492,997	Market Approach and Income Approach	Transaction Price* Enterprise Value/Revenue Multiple*	$19.1012 12.0x
			Discount for Lack of Marketability	15.0%
			Weighted Average Cost of Capital	17%
			Perpetual Growth Rate*	3.0%

Preferred Securities	$498,218	Market Approach	Enterprise Value/Sales Multiple* CY2015 Price/Free Cash Flow Multiple*	8.00x 30.0x

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Financial Statements

194

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO PROFILE — May 31, 2015 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	11.3%
Registered Investment Companies	10.0
Medical — Drugs	5.1
Enterprise Software/Service	4.5
Retail — Restaurants	4.2
Medical Products	3.8
Commercial Services — Finance	3.2
Therapeutics	3.2
Networking Products	3.0
Electronic Components — Semiconductors	2.5
Hotels/Motels	2.1
E-Marketing/Info	2.0
Retail — Apparel/Shoe	2.0
Apparel Manufacturers	1.9
Food — Misc./Diversified	1.8
Medical Instruments	1.8
Advanced Materials	1.8
Industrial Audio & Video Products	1.7
Finance — Consumer Loans	1.7
Internet Telephone	1.6
Banks — Commercial	1.6
Resorts/Theme Parks	1.6
Medical — Hospitals	1.5
Aerospace/Defense — Equipment	1.5
Entertainment Software	1.5
Retail — Automobile	1.5
Auction Houses/Art Dealers	1.4
Medical Sterilization Products	1.4
Steel — Producers	1.4
Retail — Home Furnishings	1.4
Oil Companies — Exploration & Production	1.4
Human Resources	1.4
Computer Services	1.3
Airlines	1.3
Chemicals — Specialty	1.3
Office Furnishings — Original	1.3
Building Products — Cement	1.2
Drug Delivery Systems	1.2
Health Care Cost Containment	1.2
Electronics — Military	1.2
Investment Management/Advisor Services	1.2
Aerospace/Defense	1.2
Transport — Truck	1.1
Retail — Pet Food & Supplies	1.1
Finance — Credit Card	1.1
Auto/Truck Parts & Equipment — Original	1.1
Internet Connectivity Services	0.9
Recreational Centers	0.9
Oil Refining & Marketing	0.7
Electric Products — Misc.	0.7
Applications Software	0.7
Telecom Services	0.7
Finance — Other Services	0.5
Oil — Field Services	0.5
Repurchase Agreements	0.4
Transactional Software	0.2
Medical Information Systems	0.1

109.9%

*	Calculated as a percentage of net assets

195

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.5%
Advanced Materials — 1.8%
Hexcel Corp.	42,653	$2,100,234

Aerospace/Defense — 1.2%
Teledyne Technologies, Inc.†	13,269	1,344,548

Aerospace/Defense - Equipment — 1.5%
HEICO Corp., Class A	35,372	1,768,600

Airlines — 1.3%
Allegiant Travel Co.	9,525	1,499,902

Apparel Manufacturers — 1.9%
Carter’s, Inc.	11,430	1,179,804
G-III Apparel Group, Ltd.†	17,860	1,015,520

		2,195,324

Applications Software — 0.7%
Constant Contact, Inc.†	30,770	838,790

Auction Houses/Art Dealers — 1.4%
Ritchie Bros. Auctioneers, Inc.#	59,220	1,673,557

Auto/Truck Parts & Equipment - Original — 1.1%
Tenneco, Inc.†	21,000	1,233,120

Banks - Commercial — 1.6%
Western Alliance Bancorp†	59,740	1,872,849

Building Products - Cement — 1.2%
Headwaters, Inc.†	76,104	1,444,454

Chemicals - Specialty — 1.3%
Chemtura Corp.†	52,843	1,466,922

Commercial Services - Finance — 3.2%
Euronet Worldwide, Inc.†	42,561	2,545,148
Heartland Payment Systems, Inc.	21,380	1,142,761

		3,687,909

Computer Services — 1.3%
Barracuda Networks, Inc.†	38,488	1,514,118

Drug Delivery Systems — 1.2%
DexCom, Inc.†	19,185	1,375,948

E-Marketing/Info — 2.0%
comScore, Inc.†	40,750	2,305,635

Electric Products - Misc. — 0.7%
Littelfuse, Inc.	8,810	851,927

Electronic Components - Semiconductors — 2.5%
Monolithic Power Systems, Inc.	26,240	1,432,704
Tower Semiconductor, Ltd.†#	98,480	1,519,546

		2,952,250

Electronics - Military — 1.2%
M/A-COM Technology Solutions Holdings, Inc.†	35,941	1,371,509

Enterprise Software/Service — 4.5%
Proofpoint, Inc.†	57,300	3,388,149
Ultimate Software Group, Inc.†	11,263	1,822,241

		5,210,390

Entertainment Software — 1.5%
Take-Two Interactive Software, Inc.†	62,330	1,705,972

Finance - Consumer Loans — 1.7%
PRA Group, Inc.†#	34,565	1,961,909

Finance - Credit Card — 1.1%
Blackhawk Network Holdings, Inc.†	36,510	1,255,944

Finance - Other Services — 0.5%
MarketAxess Holdings, Inc.	7,154	632,771

Security Description	Shares	Value (Note 2)

Food - Misc./Diversified — 1.8%
Pinnacle Foods, Inc.	49,970	$2,106,236

Health Care Cost Containment — 1.2%
ExamWorks Group, Inc.†	33,550	1,371,524

Hotels/Motels — 2.1%
La Quinta Holdings, Inc.†	97,500	2,423,850

Human Resources — 1.4%
TrueBlue, Inc.†	55,660	1,585,197

Industrial Audio & Video Products — 1.7%
Imax Corp.†	48,780	1,967,785

Internet Connectivity Services — 0.9%
Cogent Communications Holdings, Inc.	34,060	1,070,165

Internet Telephone — 1.6%
RingCentral, Inc.†#	109,870	1,877,678

Investment Management/Advisor Services — 1.2%
WisdomTree Investments, Inc.	63,120	1,348,243

Medical Information Systems — 0.1%
Press Ganey Holdings, Inc.†#	3,810	104,242

Medical Instruments — 1.8%
AtriCure, Inc.†	60,099	1,378,671
Entellus Medical, Inc.†#	31,030	724,551

		2,103,222

Medical Products — 3.8%
NxStage Medical, Inc.†	127,580	2,068,071
West Pharmaceutical Services, Inc.	29,856	1,616,404
Zeltiq Aesthetics, Inc.†#	25,730	706,546

		4,391,021

Medical Sterilization Products — 1.4%
STERIS Corp.	24,830	1,659,389

Medical - Biomedical/Gene — 11.3%
Avalanche Biotechnologies, Inc.†	18,026	672,009
Bluebird Bio, Inc.†	11,265	2,188,226
Blueprint Medicines Corp.†	21,910	628,598
Kite Pharma, Inc.†#	12,430	685,514
KYTHERA Biopharmaceuticals, Inc.†#	24,220	1,219,961
Ligand Pharmaceuticals, Inc.†#	18,037	1,589,240
Lion Biotechnologies, Inc.†	59,140	661,777
Loxo Oncology, Inc.†	42,570	525,314
Repligen Corp.†	28,285	1,152,897
Sage Therapeutics, Inc.†	15,024	1,124,847
Spark Therapeutics, Inc.†	14,190	1,044,952
Tekmira Pharmaceuticals Corp.†	30,280	423,012
Ultragenyx Pharmaceutical, Inc.†	13,728	1,194,336

		13,110,683

Medical - Drugs — 5.1%
Amicus Therapeutics, Inc.†	121,633	1,497,302
Ascendis Pharma A/S ADR†#	34,400	572,760
Chimerix, Inc.†	24,709	1,034,072
Galapagos NV†	10,160	578,409
Immune Design Corp.†#	28,370	619,317
Receptos, Inc.†	9,625	1,587,066

		5,888,926

Medical - Hospitals — 1.5%
Acadia Healthcare Co., Inc.†	24,070	1,784,550

Networking Products — 3.0%
LogMeIn, Inc.†	54,290	3,445,786

196

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Office Furnishings - Original — 1.3%
Steelcase, Inc., Class A	85,180	$1,465,096

Oil Companies - Exploration & Production — 1.4%
Carrizo Oil & Gas, Inc.†	14,910	747,886
Diamondback Energy, Inc.†	10,800	840,348

		1,588,234

Oil Refining & Marketing — 0.7%
Western Refining, Inc.	19,440	854,971

Oil - Field Services — 0.5%
Newpark Resources, Inc.†	73,000	619,040

Recreational Centers — 0.9%
ClubCorp Holdings, Inc.	44,100	1,002,393

Resort/Theme Parks — 1.6%
Marriott Vacations Worldwide Corp.	20,380	1,799,146

Retail - Apparel/Shoe — 2.0%
Boot Barn Holdings, Inc.†	49,010	1,198,784
Burlington Stores, Inc.†	20,210	1,066,482

		2,265,266

Retail - Automobile — 1.5%
Lithia Motors, Inc., Class A	15,790	1,680,846

Retail - Home Furnishings — 1.4%
Restoration Hardware Holdings, Inc.†	17,840	1,622,726

Retail - Pet Food & Supplies — 1.1%
Freshpet, Inc.†#	65,319	1,295,929

Retail - Restaurants — 4.2%
Papa John’s International, Inc.	22,030	1,513,681
Popeyes Louisiana Kitchen, Inc.†	22,700	1,262,347
Red Robin Gourmet Burgers, Inc.†	25,120	2,094,757

		4,870,785

Steel - Producers — 1.4%
Steel Dynamics, Inc.	75,780	1,652,762

Telecom Services — 0.7%
RigNet, Inc.†#	22,958	814,779

Security Description	Shares/ Principal Amount	Value (Note 2)

Therapeutics — 3.2%
aTyr Pharma, Inc.†#	20,910	$478,630
Neurocrine Biosciences, Inc.†	29,560	1,296,502
Vital Therapies, Inc.†#	61,855	1,342,253
Zafgen Inc†	17,150	558,404

		3,675,789

Transactional Software — 0.2%
Black Knight Financial Services, Inc., Class A†	7,680	211,814

Transport - Truck — 1.1%
Knight Transportation, Inc.	45,930	1,313,598

Total Long-Term Investment Securities
(cost $94,135,875)		115,236,253

SHORT-TERM INVESTMENT SECURITIES — 10.0%
Registered Investment Companies — 10.0%
State Street Navigator Securities Lending Prime Portfolio(1) (cost $11,630,621)	11,630,621	11,630,621

REPURCHASE AGREEMENTS — 0.4%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 05/29/2015, to be repurchased 06/01/2015 in the amount $522,000 collateralized by $550,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $533,561 (cost $522,000)	$522,000	522,000

TOTAL INVESTMENTS
(cost $106,288,496)(2)	109.9%	127,388,874
Liabilities in excess of other assets	(9.9)	(11,520,239)

NET ASSETS	100.0%	$115,868,635

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At May 31, 2015, the Fund had loaned securities with a total value of $11,359,470. This was secured by collateral of $11,630,621, which was received in cash and subsequently invested in short-term investments currently valued at $11,630,621 as reported in the Portfolio of Investments.
(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipts

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$115,236,253	$—	$—	$115,236,253
Short-Term Investment Securities	11,630,621	—	—	11,630,621
Repurchase Agreements	—	522,000	—	522,000

Total Investments at Value	$126,866,874	$522,000	$—	$127,388,874

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The	Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

197

VALIC Company I Small Cap Fund

PORTFOLIO PROFILE — May 31, 2015 (unaudited)

Industry Allocation*

Banks — Commercial	8.2%
Registered Investment Companies	7.1
Retail — Restaurants	4.5
Transport — Truck	3.3
Medical — Biomedical/Gene	3.1
Medical Products	2.9
Real Estate Investment Trusts	2.9
Electronic Components — Semiconductors	2.2
Computer Services	2.1
Finance — Investment Banker/Broker	1.8
Computers — Integrated Systems	1.7
Medical — Hospitals	1.6
Computer Software	1.6
Metal Processors & Fabrication	1.5
Chemicals — Specialty	1.5
Investment Management/Advisor Services	1.5
Enterprise Software/Service	1.4
Oil Companies — Exploration & Production	1.4
Applications Software	1.4
Real Estate Management/Services	1.4
Commercial Services	1.2
Time Deposits	1.2
Medical — Drugs	1.2
Containers — Paper/Plastic	1.1
Building & Construction Products — Misc.	1.1
Food — Misc./Diversified	1.0
Savings & Loans/Thrifts	1.0
Machinery — General Industrial	1.0
Medical — Generic Drugs	1.0
Medical Instruments	1.0
Pipelines	1.0
Building Products — Doors & Windows	0.9
Diagnostic Kits	0.9
Building & Construction — Misc.	0.9
Insurance — Property/Casualty	0.9
Diagnostic Equipment	0.9
Human Resources	0.9
Oil Field Machinery & Equipment	0.8
Non-Hazardous Waste Disposal	0.8
Telecommunication Equipment	0.8
Semiconductor Equipment	0.8
Oil — Field Services	0.8
Retail — Arts & Crafts	0.7
Storage/Warehousing	0.7
Batteries/Battery Systems	0.7
Electronic Design Automation	0.7
Building — Residential/Commercial	0.7
Apparel Manufacturers	0.7
Building Products — Cement	0.7
Medical Imaging Systems	0.7
Instruments — Controls	0.7
Gas — Distribution	0.7
Satellite Telecom	0.7
Wire & Cable Products	0.7
Food — Canned	0.6
Insurance — Multi-line	0.6
Telecom Equipment — Fiber Optics	0.6
Insurance — Life/Health	0.6
Retail — Apparel/Shoe	0.6
Building — Mobile Home/Manufactured Housing	0.6
Retail — Automobile	0.6
Broadcast Services/Program	0.6
Chemicals — Plastics	0.6
Home Furnishings	0.6
Electronic Parts Distribution	0.6
Transactional Software	0.6
Transport — Marine	0.6
Retail — Home Furnishings	0.5
Office Automation & Equipment	0.5

Semiconductor Components — Integrated Circuits	0.5
Oil & Gas Drilling	0.5
Diversified Manufacturing Operations	0.5
Medical — HMO	0.5
Retail — Vitamins & Nutrition Supplements	0.4
Recreational Vehicles	0.4
Electric — Integrated	0.4
Financial Guarantee Insurance	0.4
Miscellaneous Manufacturing	0.4
Building Products — Air & Heating	0.3
Electronic Measurement Instruments	0.3
Electronic Components — Misc.	0.3
E-Commerce/Services	0.3
Auto/Truck Parts & Equipment — Original	0.2
Advanced Materials	0.2
Aerospace/Defense	0.2
Garden Products	0.2
Medical Sterilization Products	0.2
E-Marketing/Info	0.2
Gold Mining	0.2
Printing — Commercial	0.2
Consulting Services	0.2
Aerospace/Defense — Equipment	0.2
Real Estate Operations & Development	0.2
Paper & Related Products	0.2
Retail — Discount	0.2
Environmental Monitoring & Detection	0.2
Machinery — Pumps	0.2
Steel Pipe & Tube	0.2
Computers — Memory Devices	0.2
Retail — Sporting Goods	0.2
Consumer Products — Misc.	0.2
Publishing — Books	0.1
Auction Houses/Art Dealers	0.1
Office Furnishings — Original	0.1
Therapeutics	0.1
Distribution/Wholesale	0.1
Transport — Services	0.1
Gambling (Non-Hotel)	0.1
Wireless Equipment	0.1
Steel — Producers	0.1
Telecom Services	0.1
Power Converter/Supply Equipment	0.1
Footwear & Related Apparel	0.1
Decision Support Software	0.1
Food — Flour & Grain	0.1
Filtration/Separation Products	0.1
Quarrying	0.1
Networking Products	0.1
Food — Retail	0.1
Agricultural Operations	0.1
Diversified Minerals	0.1
Auto Repair Centers	0.1
Communications Software	0.1
Energy — Alternate Sources	0.1
Drug Delivery Systems	0.1
Metal — Aluminum	0.1
Vitamins & Nutrition Products	0.1
Pharmacy Services	0.1
Retail — Misc./Diversified	0.1
Internet Telephone	0.1
Internet Infrastructure Software	0.1
Data Processing/Management	0.1
Internet Content — Entertainment	0.1
Leisure Products	0.1
Computer Data Security	0.1
Commercial Services — Finance	0.1
Independent Power Producers	0.1
Funeral Services & Related Items	0.1

198

VALIC Company I Small Cap Fund

PORTFOLIO PROFILE — May 31, 2015 (unaudited) — (continued)

Industry Allocation* (continued)

Web Hosting/Design	0.1%
Internet Security	0.1
Transport — Equipment & Leasing	0.1
Electronic Security Devices	0.1
Engineering/R&D Services	0.1
Schools	0.1
Textile — Products	0.1
Finance — Leasing Companies	0.1
Publishing — Newspapers	0.1
Internet Application Software	0.1
Brewery	0.1
Oil Refining & Marketing	0.1
Industrial Audio & Video Products	0.1
Heart Monitors	0.1
Computers — Voice Recognition	0.1
Advertising Services	0.1
Metal — Diversified	0.1
Telephone — Integrated	0.1
E-Commerce/Products	0.1
Linen Supply & Related Items	0.1
Building Products — Light Fixtures	0.1
Internet Content — Information/News	0.1
Healthcare Safety Devices	0.1
Industrial Automated/Robotic	0.1
Retail — Leisure Products	0.1

106.7%

*	Calculated as a percentage of net assets

199

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.2%
Advanced Materials — 0.2%
Core Molding Technologies, Inc.†	13,000	$338,130
Hexcel Corp.	10,400	512,096

		850,226

Advertising Services — 0.1%
Marchex, Inc., Class B	13,500	65,610
Millennial Media, Inc.†#	76,831	128,308

		193,918

Aerospace/Defense — 0.2%
Teledyne Technologies, Inc.†	8,300	841,039

Aerospace/Defense - Equipment — 0.2%
Ducommun, Inc.†	6,400	149,056
LMI Aerospace, Inc.†	6,100	60,756
Moog, Inc., Class A†	7,200	494,136

		703,948

Agricultural Operations — 0.1%
Cadiz, Inc.†#	14,400	123,984
MGP Ingredients, Inc.	13,100	231,084

		355,068

Airlines — 0.0%
Allegiant Travel Co.	1,000	157,470

Apparel Manufacturers — 0.7%
Columbia Sportswear Co.	39,785	2,229,949
Delta Apparel, Inc.†	10,500	145,425
Quiksilver, Inc.†#	77,300	105,901

		2,481,275

Applications Software — 1.4%
BSQUARE Corp.†	28,900	199,121
Cvent, Inc.†#	15,960	420,706
Descartes Systems Group, Inc.†	22,900	348,996
Five9, Inc.†	21,700	110,453
HubSpot, Inc.†#	6,240	316,992
Imperva, Inc.†	4,330	263,307
Infoblox, Inc.†	3,700	96,163
New Relic, Inc.†#	2,340	76,588
PDF Solutions, Inc.†	9,000	143,370
Progress Software Corp.†	11,450	301,478
Tangoe, Inc.†	35,200	447,392
Verint Systems, Inc.†	34,892	2,256,466

		4,981,032

Auction Houses/Art Dealers — 0.1%
Ritchie Bros. Auctioneers, Inc.#	17,000	480,420

Audio/Video Products — 0.0%
VOXX International Corp.†	5,000	42,750

Auto Repair Centers — 0.1%
Monro Muffler Brake, Inc.#	5,725	337,832

Auto/Truck Parts & Equipment-Original — 0.2%
Gentherm, Inc.†	3,600	184,536
Miller Industries, Inc.	10,000	205,100
SORL Auto Parts, Inc.†	15,300	53,091
Spartan Motors, Inc.	21,600	98,496
Strattec Security Corp.	4,700	324,347

		865,570

Auto/Truck Parts & Equipment - Replacement — 0.0%
Commercial Vehicle Group, Inc.†	18,700	118,558

Security Description	Shares	Value (Note 2)

Banks - Commercial — 8.2%
American National Bankshares, Inc.	5,900	$133,753
AmeriServ Financial, Inc.	22,000	73,700
BancorpSouth, Inc.	2,600	62,894
Bank of the Ozarks, Inc.	52,267	2,298,180
BankUnited, Inc.	19,700	661,723
Blue Hills Bancorp, Inc.†	7,900	108,309
Capital Bank Financial Corp., Class A†	16,200	462,024
Capital City Bank Group, Inc.	9,600	138,528
Citizens Holding Co.	4,500	85,500
CNB Financial Corp.	8,500	141,270
East West Bancorp, Inc.	64,819	2,780,735
Eastern Virginia Bankshares, Inc.#	12,000	71,280
Enterprise Bancorp, Inc.	6,821	140,581
Farmers Capital Bank Corp.†	7,900	217,171
First Bancorp, Inc.	7,165	122,235
First Community Bancshares, Inc.	10,000	167,000
First Horizon National Corp.	50,400	743,904
Glacier Bancorp, Inc.	98,129	2,761,350
Green Bancorp, Inc.†	2,000	28,380
Heritage Commerce Corp.	13,500	121,770
IBERIABANK Corp.	29,579	1,901,042
Independent Bank Corp. — Michigan	14,000	189,420
LNB Bancorp, Inc.	16,300	294,378
Merchants Bancshares, Inc.	4,600	137,264
MidWestOne Financial Group, Inc.	5,400	157,464
Northrim BanCorp, Inc.	7,100	173,595
Ohio Valley Banc Corp.	6,400	144,960
Pacific Continental Corp.	13,000	167,310
PacWest Bancorp	42,831	1,922,683
Park Sterling Corp.	49,800	330,672
Peoples Bancorp of North Carolina, Inc.	5,500	101,200
Peoples Bancorp, Inc.	6,300	145,467
Pinnacle Financial Partners, Inc.	6,100	302,011
PrivateBancorp, Inc.	59,038	2,251,119
Prosperity Bancshares, Inc.	8,700	466,059
Sierra Bancorp	9,400	158,484
Signature Bank†	2,200	307,230
Simmons First National Corp., Class A	3,900	167,856
Southcoast Financial Corp.†	5,000	42,750
Southern National Bancorp of Virginia, Inc.	15,000	176,400
Synovus Financial Corp.	88,831	2,577,876
Talmer Bancorp, Inc., Class A	19,900	316,211
TCF Financial Corp.	15,900	250,266
Texas Capital Bancshares, Inc.†	12,650	688,160
United Security Bancshares†#	21,572	108,723
Valley National Bancorp	21,472	209,996
Washington Trust Bancorp, Inc.	5,000	187,900
West Bancorporation, Inc.	6,944	126,902
Westamerica Bancorporation#	6,100	279,136
Western Alliance Bancorp†	102,364	3,209,111
Zions Bancorporation	9,000	259,920

		29,071,852

Banks - Mortgage — 0.0%
Walker & Dunlop, Inc.†	4,100	100,942

Batteries/Battery Systems — 0.7%
EnerSys	37,698	2,512,195

Beverages - Non-alcoholic — 0.0%
Primo Water Corp.†	21,600	136,296

Brewery — 0.1%
Craft Brew Alliance, Inc.†	18,800	202,288

200

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Broadcast Services/Program — 0.6%
Nexstar Broadcasting Group, Inc., Class A	36,715	$2,088,716

Building & Construction Products - Misc. — 1.1%
Aspen Aerogels, Inc.†	32,300	222,870
Louisiana-Pacific Corp.†	30,500	551,745
NCI Building Systems, Inc.†	8,500	127,330
Quanex Building Products Corp.	10,500	186,795
Simpson Manufacturing Co., Inc.	10,100	342,592
Trex Co., Inc.†	46,147	2,335,038

		3,766,370

Building & Construction - Misc. — 0.9%
Comfort Systems USA, Inc.	2,900	65,105
Dycom Industries, Inc.†	52,557	3,026,232
Integrated Electrical Services, Inc.†	12,995	101,491

		3,192,828

Building Products - Air & Heating — 0.3%
AAON, Inc.	13,725	324,871
Lennox International, Inc.	7,800	878,280

		1,203,151

Building Products - Cement — 0.7%
Eagle Materials, Inc.	26,212	2,188,178
Martin Marietta Materials, Inc.	1,900	283,119

		2,471,297

Building Products - Doors & Windows — 0.9%
Apogee Enterprises, Inc.	61,607	3,310,144

Building Products - Light Fixtures — 0.1%
LSI Industries, Inc.	18,400	174,248

Building - Heavy Construction — 0.0%
Orion Marine Group, Inc.†	16,100	120,911

Building - Mobile Home/Manufactured Housing — 0.6%
Thor Industries, Inc.	35,913	2,193,925

Building - Residential/Commercial — 0.7%
AV Homes, Inc.†	11,400	174,648
Beazer Homes USA, Inc.†	93,485	1,712,645
Meritage Homes Corp.†	10,600	464,916
Standard Pacific Corp.†	15,800	130,192

		2,482,401

Capacitors — 0.0%
Kemet Corp.†	20,929	64,671

Casino Hotels — 0.0%
Monarch Casino & Resort, Inc.†	4,000	77,520

Chemicals - Diversified — 0.0%
Koppers Holdings, Inc.	4,100	105,862

Chemicals - Plastics — 0.6%
PolyOne Corp.	53,401	2,076,765

Chemicals - Specialty — 1.5%
KMG Chemicals, Inc.	7,800	231,738
Minerals Technologies, Inc.	39,640	2,668,168
Oil-Dri Corp. of America	4,900	152,292
Sensient Technologies Corp.	34,620	2,343,774

		5,395,972

Circuit Boards — 0.0%
UQM Technologies, Inc.†#	57,300	51,570

Commercial Services — 1.2%
Collectors Universe, Inc.	7,200	153,936

Security Description	Shares	Value (Note 2)

Commercial Services (continued)
HMS Holdings Corp.†	109,059	$1,858,365
Intersections, Inc.†#	12,500	43,500
SP Plus Corp.†	6,600	160,248
StarTek, Inc.†	18,100	114,935
Team, Inc.†	46,876	1,865,665

		4,196,649

Commercial Services - Finance — 0.1%
PRGX Global, Inc.†	22,500	95,625
Xoom Corp.†#	8,800	165,528

		261,153

Communications Software — 0.1%
Audience, Inc.†#	14,200	68,018
Digi International, Inc.†	13,300	132,468
Seachange International, Inc.†	19,500	131,820

		332,306

Computer Data Security — 0.1%
Fortinet, Inc.†	6,600	264,396

Computer Graphics — 0.0%
CyberArk Software, Ltd.†#	290	18,035

Computer Services — 2.1%
Barracuda Networks, Inc.†	1,800	70,812
CACI International, Inc., Class A†	24,666	2,111,903
Ciber, Inc.†	45,000	151,200
DST Systems, Inc.	19,568	2,316,851
Fleetmatics Group PLC†	13,100	547,711
Luxoft Holding, Inc.†	39,652	2,122,572

		7,321,049

Computer Software — 1.6%
Blackbaud, Inc.	42,518	2,179,473
Computer Modelling Group, Ltd.	12,800	141,730
SS&C Technologies Holdings, Inc.	55,659	3,279,985

		5,601,188

Computers - Integrated Systems — 1.6%
Agilysys, Inc.†	13,000	117,390
Cray, Inc.†	104,080	3,182,766
Jack Henry & Associates, Inc.	31,234	2,032,709
Maxwell Technologies, Inc.†#	14,800	75,480
NCI, Inc., Class A	10,000	106,000

		5,514,345

Computers - Memory Devices — 0.2%
Datalink Corp.†	11,100	102,564
Dot Hill Systems Corp.†	62,300	438,592
Netlist, Inc.†#	37,900	20,087

		561,243

Computers - Voice Recognition — 0.1%
Vocera Communications, Inc.†	18,000	195,660

Consulting Services — 0.2%
CRA International, Inc.†	7,700	212,751
Hackett Group, Inc.	27,900	330,057
Information Services Group, Inc.	42,400	161,968
PDI, Inc.†	9,800	12,544

		717,320

Consumer Products - Misc. — 0.2%
CSS Industries, Inc.	3,000	82,770
Helen of Troy, Ltd.†	885	77,429

201

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Consumer Products - Misc. (continued)
Tumi Holdings, Inc.†	19,700	$380,210

		540,409

Containers - Paper/Plastic — 1.1%
Berry Plastics Group, Inc.†	21,600	722,952
Graphic Packaging Holding Co.	220,152	3,134,965

		3,857,917

Cosmetics & Toiletries — 0.0%
CCA Industries, Inc.†	3,421	10,605

Data Processing/Management — 0.0%
Innodata, Inc.†	25,000	68,750

Decision Support Software — 0.1%
Interactive Intelligence Group, Inc.†	9,400	406,362

Diagnostic Equipment — 0.9%
Affymetrix, Inc.†#	226,691	2,659,086
BioTelemetry, Inc.†	36,900	356,085
Hansen Medical, Inc.†#	75,000	67,785

		3,082,956

Diagnostic Kits — 0.9%
Alere, Inc.†	56,851	2,932,375
Meridian Bioscience, Inc.	20,100	365,820

		3,298,195

Diamonds/Precious Stones — 0.0%
Petra Diamonds, Ltd.†(1)	40,747	108,631

Distribution/Wholesale — 0.1%
Core-Mark Holding Co., Inc.	8,500	456,535

Diversified Manufacturing Operations — 0.5%
AZZ, Inc.	10,700	512,851
Chase Corp.	5,600	228,088
EnPro Industries, Inc.	6,100	368,928
Fabrinet†	11,200	203,616
Harsco Corp.	23,300	375,363

		1,688,846

Diversified Minerals — 0.1%
Ring Energy, Inc.†#	17,400	199,926
United States Lime & Minerals, Inc.	2,600	154,414

		354,340

Diversified Operations — 0.0%
Resource America, Inc., Class A	17,400	138,852

Drug Delivery Systems — 0.1%
Catalent, Inc.†	9,600	306,816

E-Commerce/Products — 0.1%
1-800-flowers.com, Inc., Class A†	14,600	138,846
US Auto Parts Network, Inc.†	20,000	45,000

		183,846

E-Commerce/Services — 0.3%
Angie’s List, Inc.†#	5,900	36,993
Coupons.com, Inc.†#	7,790	97,297
Etsy, Inc.†#	9,600	160,896
GrubHub, Inc.†	11,167	450,254
United Online, Inc.†	12,500	216,125
Zillow Group, Inc.†#	300	27,417

		988,982

E-Marketing/Info — 0.2%
Marketo, Inc.†#	18,700	557,821

Security Description	Shares	Value (Note 2)

E-Marketing/Info (continued)
QuinStreet, Inc.†	35,000	$207,550

		765,371

Educational Software — 0.0%
Rosetta Stone, Inc.†	14,000	106,680

Electric Products - Misc. — 0.0%
Graham Corp.	5,800	128,934

Electric - Integrated — 0.4%
Cleco Corp.	2,900	157,325
El Paso Electric Co.	9,900	360,063
NorthWestern Corp.	4,000	208,080
PNM Resources, Inc.	26,800	712,612

		1,438,080

Electronic Components - Misc. — 0.3%
Bel Fuse, Inc., Class B	6,000	134,400
CTS Corp.	12,400	233,740
Gentex Corp.	10,200	175,236
Viasystems Group, Inc.†	11,000	200,970
Vishay Precision Group, Inc.†	8,800	116,160
ZAGG, Inc.†	15,898	148,010

		1,008,516

Electronic Components - Semiconductors — 2.2%
Cavium, Inc.†	3,500	246,295
Diodes, Inc.†	4,150	109,892
Fairchild Semiconductor International, Inc.†	108,292	2,157,177
GigOptix, Inc.†	50,000	74,000
GSI Technology, Inc.†#	19,800	99,990
Intersil Corp., Class A	134,919	1,821,406
InvenSense, Inc.†#	10,100	143,016
Kopin Corp.†	13,500	46,980
Microsemi Corp.†	61,608	2,241,915
Pixelworks, Inc.†#	22,000	109,560
PMC-Sierra, Inc.†	34,100	309,628
Semtech Corp.†	17,300	369,528
Silicon Laboratories, Inc.†	4,000	221,760

		7,951,147

Electronic Design Automation — 0.7%
Cadence Design Systems, Inc.†	125,685	2,487,306

Electronic Measurement Instruments — 0.3%
CyberOptics Corp.†	18,900	197,883
ESCO Technologies, Inc.	12,400	462,520
FARO Technologies, Inc.†	5,500	239,965
National Instruments Corp.	9,200	275,172

		1,175,540

Electronic Parts Distribution — 0.6%
Tech Data Corp.†	32,245	2,035,304

Electronic Security Devices — 0.1%
American Science & Engineering, Inc.	5,400	211,302
Vicon Industries, Inc.#	14,000	21,700

		233,002

Electronics - Military — 0.0%
M/A-COM Technology Solutions Holdings, Inc.†	4,100	156,456

Energy - Alternate Sources — 0.1%
Aemetis, Inc.†#	17,800	77,964
Amyris, Inc.†#	50,800	101,092
REX American Resources Corp.†	2,100	134,127

		313,183

202

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Engineering/R&D Services — 0.1%
VSE Corp.	3,700	$230,991

Enterprise Software/Service — 1.4%
American Software, Inc., Class A	11,600	101,964
Guidewire Software, Inc.†	14,400	697,680
MicroStrategy, Inc., Class A†	14,662	2,580,219
Proofpoint, Inc.†	10,100	597,213
PROS Holdings, Inc.†	3,900	75,075
Qlik Technologies, Inc.†	4,700	169,999
SciQuest, Inc.†	58,200	888,132

		5,110,282

Environmental Consulting & Engineering — 0.0%
TRC Cos., Inc.†	8,712	89,385

Environmental Monitoring & Detection — 0.2%
MSA Safety, Inc.	13,700	612,390

Filtration/Separation Products — 0.1%
CLARCOR, Inc.	6,000	369,660

Finance - Consumer Loans — 0.0%
Asta Funding, Inc.†	13,200	109,296

Finance - Investment Banker/Broker — 1.8%
E*TRADE Financial Corp.†	138,560	4,081,978
Evercore Partners, Inc., Class A	36,133	1,841,699
FBR & Co.†	5,750	121,727
JMP Group, Inc.	16,300	121,761
Piper Jaffray Cos.†	1,900	90,098

		6,257,263

Finance - Leasing Companies — 0.1%
California First National Bancorp	6,000	81,360
Marlin Business Services Corp.	7,500	134,025

		215,385

Finance - Mortgage Loan/Banker — 0.0%
PennyMac Financial Services, Inc., Class A†	4,700	88,125

Finance - Other Services — 0.0%
Higher One Holdings, Inc.†	20,300	57,652

Financial Guarantee Insurance — 0.4%
Assured Guaranty, Ltd.	24,577	702,656
MGIC Investment Corp.†#	11,400	123,690
Radian Group, Inc.#	28,800	516,096

		1,342,442

Food - Canned — 0.6%
Seneca Foods Corp., Class B†	200	6,788
TreeHouse Foods, Inc.†	31,861	2,272,645

		2,279,433

Food - Flour & Grain — 0.1%
Post Holdings, Inc.†#	8,700	376,362

Food - Misc./Diversified — 1.0%
Inventure Foods, Inc.†	17,900	170,050
Pinnacle Foods, Inc.	79,216	3,338,954
Senomyx, Inc.†#	30,400	172,368

		3,681,372

Food - Retail — 0.1%
Fresh Market, Inc.†#	11,200	355,600

Food - Wholesale/Distribution — 0.0%
AMCON Distributing Co.	500	40,400

Security Description	Shares	Value (Note 2)

Footwear & Related Apparel — 0.1%
Wolverine World Wide, Inc.	13,900	$408,382

Funeral Services & Related Items — 0.1%
Matthews International Corp., Class A	5,100	253,215

Gambling (Non-Hotel) — 0.1%
Dover Downs Gaming & Entertainment, Inc.†	43,334	48,967
Isle of Capri Casinos, Inc.†	18,000	255,780
Lakes Entertainment, Inc.†	15,200	133,608

		438,355

Garden Products — 0.2%
Toro Co.	11,500	786,485

Gas - Distribution — 0.7%
Chesapeake Utilities Corp.	3,800	199,994
Delta Natural Gas Co., Inc.	3,800	78,356
Gas Natural, Inc.	13,000	130,000
ONE Gas, Inc.	5,900	261,547
Southwest Gas Corp.	10,000	544,600
UGI Corp.	32,083	1,199,904

		2,414,401

Gold Mining — 0.2%
Franco-Nevada Corp.	5,700	293,159
New Gold, Inc.	71,600	232,602
Osisko Gold Royalties, Ltd.	14,600	211,674

		737,435

Health Care Cost Containment — 0.0%
HealthEquity, Inc.†	1,100	29,161

Healthcare Safety Devices — 0.1%
Alpha PRO Tech, Ltd.†#	30,000	71,400
Harvard Apparatus Regenerative Technology, Inc.†	7,500	13,800
Unilife Corp.†#	35,000	85,925

		171,125

Heart Monitors — 0.1%
HeartWare International, Inc.†	2,700	199,179

Home Furnishings — 0.6%
Hooker Furniture Corp.	9,100	229,957
La-Z-Boy, Inc.	68,974	1,829,880

		2,059,837

Hotels/Motels — 0.0%
Morgans Hotel Group Co.†	19,000	130,340

Housewares — 0.0%
Lifetime Brands, Inc.	8,000	116,240

Human Resources — 0.9%
Cross Country Healthcare, Inc.†	20,000	212,400
Kforce, Inc.	7,000	154,070
Team Health Holdings, Inc.†	39,980	2,338,030
TriNet Group, Inc.†	11,100	332,223

		3,036,723

Independent Power Producers — 0.1%
Dynegy, Inc.†	2,600	84,084
NRG Yield, Inc., Class A#	3,200	84,800
NRG Yield, Inc., Class C#	3,200	86,624

		255,508

Industrial Audio & Video Products — 0.1%
Ballantyne Strong, Inc.†	14,000	65,240
Iteris, Inc.†	76,210	135,654

		200,894

203

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Industrial Automated/Robotic — 0.1%
Hurco Cos., Inc.	5,000	$167,150

Instruments - Controls — 0.7%
Allied Motion Technologies, Inc.	14,000	437,920
Control4 Corp.†#	6,400	58,240
Frequency Electronics, Inc.†	10,000	129,000
Watts Water Technologies, Inc., Class A	32,821	1,743,780
Woodward, Inc.	1,250	63,675

		2,432,615

Insurance - Life/Health — 0.6%
Independence Holding Co.	10,460	122,801
StanCorp Financial Group, Inc.	28,238	2,095,824

		2,218,625

Insurance - Multi-line — 0.6%
American Financial Group, Inc.	32,123	2,039,811
Kemper Corp.	6,300	225,477

		2,265,288

Insurance - Property/Casualty — 0.9%
Enstar Group, Ltd.†	1,800	272,916
Hallmark Financial Services, Inc.†	13,000	144,300
HCC Insurance Holdings, Inc.	10,400	594,672
Infinity Property & Casualty Corp.	10,000	723,500
RLI Corp.	8,400	408,828
Safety Insurance Group, Inc.	3,700	206,460
Selective Insurance Group, Inc.	21,200	574,732
State Auto Financial Corp.	9,850	209,313

		3,134,721

Insurance - Reinsurance — 0.0%
Essent Group, Ltd.†	3,800	96,938

Internet Application Software — 0.1%
Lionbridge Technologies, Inc.†	36,800	203,136

Internet Connectivity Services — 0.0%
PC-Tel, Inc.	21,200	156,880

Internet Content - Entertainment — 0.1%
Pandora Media, Inc.†	14,400	268,848

Internet Content - Information/News — 0.1%
Reis, Inc.	8,000	173,760

Internet Financial Services — 0.0%
TheStreet, Inc.	48,200	93,990

Internet Incubators — 0.0%
HomeAway, Inc.†	5,000	140,350
ModusLink Global Solutions, Inc.†	5,000	17,250

		157,600

Internet Infrastructure Software — 0.1%
Support.com, Inc.†	56,500	81,360
Survey Monkey, Inc.†(2)(7)(8)	5,062	83,143
Unwired Planet, Inc.†	65,400	43,962

		208,465

Internet Security — 0.1%
iPass, Inc.†#	49,900	52,894
Zix Corp.†	41,500	190,485

		243,379

Internet Telephone — 0.1%
RingCentral, Inc.†	17,000	290,530

Security Description	Shares	Value (Note 2)

Investment Companies — 0.0%
KCAP Financial, Inc.#	16,700	$101,703

Investment Management/Advisor Services — 1.5%
Artisan Partners Asset Management, Inc., Class A	1,300	57,343
Calamos Asset Management, Inc., Class A	14,000	171,500
Cohen & Steers, Inc.#	8,800	330,000
Financial Engines, Inc.#	15,400	660,660
Janus Capital Group, Inc.	180,502	3,276,111
Manning & Napier, Inc.	8,400	92,904
Pzena Investment Management, Inc., Class A	2,100	18,606
Silvercrest Asset Management Group, Inc., Class A	10,000	130,000
Waddell & Reed Financial, Inc., Class A	11,600	554,248

		5,291,372

Leisure Products — 0.1%
Escalade, Inc.	5,200	95,056
Johnson Outdoors, Inc., Class A	7,200	172,584

		267,640

Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	2,600	181,168

Machine Tools & Related Products — 0.0%
Hardinge, Inc.	11,000	117,700

Machinery - Farming — 0.0%
Alamo Group, Inc.	2,900	153,613

Machinery - General Industrial — 1.0%
Albany International Corp., Class A	67,119	2,656,570
Chart Industries, Inc.†	10,600	344,076
Manitowoc Co., Inc.	13,800	260,268
Xerium Technologies, Inc.†	15,000	256,500

		3,517,414

Machinery - Pumps — 0.2%
Graco, Inc.	8,400	609,756

Machinery - Thermal Process — 0.0%
Global Power Equipment Group, Inc.	9,800	73,304

Medical Imaging Systems — 0.7%
Analogic Corp.	27,981	2,367,472
Digirad Corp	25,000	100,750

		2,468,222

Medical Instruments — 1.0%
Bio-Techne Corp.	21,855	2,212,819
Bruker Corp.†	17,600	349,184
Edwards Lifesciences Corp.†	900	117,648
Entellus Medical, Inc.†	700	16,345
Navidea Biopharmaceuticals, Inc.†#	85,500	106,875
Thoratec Corp.†	11,200	508,368
TransEnterix, Inc.†#	20,000	90,200

		3,401,439

Medical Products — 2.9%
Accuray, Inc.†#	15,537	95,475
Cerus Corp.†#	35,000	174,300
Cooper Cos., Inc.	600	109,062
Globus Medical, Inc., Class A†	81,810	2,122,151
Haemonetics Corp.†	35,342	1,460,331
Halyard Health Inc†	14,300	592,306
Hill-Rom Holdings, Inc.	44,387	2,288,594
K2M Group Holdings, Inc.†	18,300	478,362
Medgenics, Inc.†#	19,000	143,450
NanoString Technologies, Inc.†	9,000	126,360
Span-America Medical Systems, Inc.	3,100	57,443

204

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Products (continued)
Tornier NV†	12,700	$337,566
TriVascular Technologies, Inc.†#	17,500	95,375
Wright Medical Group, Inc.†	74,849	2,050,863

		10,131,638

Medical Sterilization Products — 0.2%
STERIS Corp.	11,700	781,911

Medical - Biomedical/Gene — 3.1%
Acceleron Pharma, Inc.†	4,600	155,158
AMAG Pharmaceuticals, Inc.†#	46,365	3,226,077
ArQule, Inc.†	55,000	99,550
BioMarin Pharmaceutical, Inc.†	1,700	213,469
Biota Pharmaceuticals, Inc.†	34,600	76,120
Charles River Laboratories International, Inc.†	27,361	1,979,295
Curis, Inc.†#	48,225	162,518
Endocyte, Inc.†#	16,000	97,120
Enzo Biochem, Inc.†	33,500	81,405
Exelixis, Inc.†#	22,900	72,135
Fibrocell Science, Inc.†#	33,100	152,922
Five Prime Therapeutics, Inc.†	5,000	128,200
Harvard Bioscience, Inc.†	30,000	168,000
Incyte Corp.†	19,100	2,103,865
Insmed, Inc.†	9,400	206,236
Isis Pharmaceuticals, Inc.†#	8,100	545,292
Medicines Co.†	9,400	266,584
Onconova Therapeutics, Inc.†#	12,000	32,520
Oncothyreon, Inc.†#	84,000	287,280
PharmAthene, Inc.†#	68,300	116,793
Protalix BioTherapeutics, Inc.†#	22,016	42,711
pSivida Corp.†#	32,000	125,760
Retrophin, Inc.†	7,000	221,480
Rigel Pharmaceuticals, Inc.†	40,000	139,600
Seattle Genetics, Inc.†#	5,200	224,068
Theravance Biopharma, Inc.†#	400	5,580
Theravance, Inc.#	1,400	23,660
Ultragenyx Pharmaceutical, Inc.†	500	43,500

		10,996,898

Medical - Drugs — 1.2%
Achaogen, Inc.†#	10,000	59,200
Alimera Sciences, Inc.†#	25,025	105,856
Alkermes PLC†	13,700	837,070
BioSpecifics Technologies Corp.†	5,200	247,728
Chimerix, Inc.†	3,400	142,290
CoLucid Pharmaceuticals, Inc.†	2,100	18,228
Conatus Pharmaceuticals, Inc.†	9,500	51,775
Cumberland Pharmaceuticals, Inc.†	12,800	86,528
Cytori Therapeutics, Inc.†#	17,000	11,239
NanoViricides, Inc.†#	43,000	66,650
Ophthotech Corp.†	1,400	70,028
Pacira Pharmaceuticals, Inc.†	11,800	922,878
Pain Therapeutics, Inc.†	40,000	78,800
POZEN, Inc.†	15,600	100,620
Progenics Pharmaceuticals, Inc.†	36,800	207,184
Relypsa, Inc.†	2,800	103,012
Synergy Pharmaceuticals, Inc.†#	35,000	150,500
Targacept, Inc.†#	35,000	96,600
TESARO, Inc.†	3,600	211,536
Trevena, Inc.†	20,000	139,200
XenoPort, Inc.†	25,000	149,000
Zogenix, Inc.†#	93,700	159,290
ZS Pharma Inc†#	1,200	70,200

		4,085,412

Security Description	Shares	Value (Note 2)

Medical - Generic Drugs — 1.0%
Impax Laboratories, Inc.†	74,261	$3,491,010

Medical - HMO — 0.5%
Centene Corp.†	11,200	843,808
Universal American Corp.†	6,800	69,768
WellCare Health Plans, Inc.†	9,000	771,030

		1,684,606

Medical - Hospitals — 1.6%
Acadia Healthcare Co., Inc.†	12,300	911,922
Adeptus Health, Inc., Class A†#	3,300	231,165
Community Health Systems, Inc.†	34,042	1,882,863
LifePoint Hospitals, Inc.†	35,692	2,687,251

		5,713,201

Metal Processors & Fabrication — 1.5%
Ampco-Pittsburgh Corp.	6,500	107,250
Dynamic Materials Corp.	8,100	89,910
Haynes International, Inc.	46,634	2,198,793
RBC Bearings, Inc.†	8,800	616,704
Rexnord Corp.†	85,942	2,201,834
Sun Hydraulics Corp.	6,600	246,708

		5,461,199

Metal Products - Distribution — 0.0%
Olympic Steel, Inc.	5,500	96,470

Metal - Aluminum — 0.1%
Constellium NV, Class A†	22,300	303,726

Metal - Diversified — 0.1%
Luxfer Holdings PLC ADR	15,500	188,170

Miscellaneous Manufacturing — 0.4%
Hillenbrand, Inc.	5,700	175,104
John Bean Technologies Corp.	16,600	623,662
TriMas Corp.†	14,700	424,830

		1,223,596

MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	18,000	117,180

Networking Products — 0.1%
Ixia†	14,200	178,636
NeoPhotonics Corp.†	22,000	182,600

		361,236

Non-Hazardous Waste Disposal — 0.8%
Casella Waste Systems, Inc., Class A†	32,900	180,950
Waste Connections, Inc.	54,788	2,658,862

		2,839,812

Office Automation & Equipment — 0.5%
Pitney Bowes, Inc.	82,535	1,803,390

Office Furnishings - Original — 0.1%
Knoll, Inc.	21,000	477,960

Oil & Gas Drilling — 0.5%
Parsley Energy, Inc., Class A†	11,900	208,131
Precision Drilling Corp.	229,953	1,519,989

		1,728,120

Oil Companies - Exploration & Production — 1.4%
Approach Resources, Inc.†#	28,300	198,383
Bonanza Creek Energy, Inc.†	5,100	105,978
Callon Petroleum Co.†	13,100	102,966
Diamondback Energy, Inc.†	8,800	684,728
Eclipse Resources Corp†#	12,200	76,860

205

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies - Exploration & Production (continued)
Escalera Resources Co.†#	11,000	$3,078
Evolution Petroleum Corp.	10,600	73,140
FieldPoint Petroleum Corp.†	31,900	69,223
FX Energy, Inc.†#	15,000	13,951
Gastar Exploration, Inc.†	60,000	183,000
Goodrich Petroleum Corp.†	55,000	151,250
Jones Energy, Inc., Class A†	15,000	145,650
Matador Resources Co.†	22,400	616,896
Miller Energy Resources, Inc.†#	23,400	13,195
Oasis Petroleum, Inc.†#	17,300	293,754
Panhandle Oil and Gas, Inc., Class A	5,000	101,050
PetroQuest Energy, Inc.†	41,000	70,930
PostRock Energy Corp.†#	2,460	7,774
Rex Energy Corp.†#	30,000	150,600
Rice Energy, Inc.†#	5,800	127,194
Rosetta Resources, Inc.†	13,100	306,016
RSP Permian, Inc.†	3,000	85,440
Seventy Seven Energy, Inc.†	33,900	200,010
Swift Energy Co.†#	35,000	74,200
Ultra Petroleum Corp.†#	78,411	1,090,697
VAALCO Energy, Inc.†	30,000	66,900
Warren Resources, Inc.†#	34,500	24,153
Yuma Energy, Inc.†	5,411	4,329

		5,041,345

Oil Field Machinery & Equipment — 0.8%
Flotek Industries, Inc.†	14,100	162,009
Forum Energy Technologies, Inc.†	107,277	2,224,925
Gulf Island Fabrication, Inc.	16,400	184,664
Mitcham Industries, Inc.†	22,400	92,960
Natural Gas Services Group, Inc.†	7,400	178,710
Thermon Group Holdings, Inc.†	6,300	143,073

		2,986,341

Oil Refining & Marketing — 0.1%
Adams Resources & Energy, Inc.	214	9,181
Trecora Resources†	14,000	192,360

		201,541

Oil - Field Services — 0.8%
Enservco Corp.†#	19,000	29,450
Forbes Energy Services, Ltd.†#	17,200	23,908
Helix Energy Solutions Group, Inc.†	72,391	1,134,367
Independence Contract Drilling, Inc.†	13,600	99,824
Key Energy Services, Inc.†	111,000	249,750
Newpark Resources, Inc.†	16,400	139,072
RPC, Inc.#	13,500	195,210
SEACOR Holdings, Inc.†	9,400	659,128
Tesco Corp.	17,100	205,542
TETRA Technologies, Inc.†	6,100	38,369

		2,774,620

Optical Recognition Equipment — 0.0%
Digimarc Corp.†#	3,100	95,759

Paper & Related Products — 0.2%
Clearwater Paper Corp.†	7,300	438,073
Schweitzer-Mauduit International, Inc.	5,700	230,052

		668,125

Patient Monitoring Equipment — 0.0%
Insulet Corp.†	2,400	67,848
Masimo Corp.†	500	17,550

		85,398

Security Description	Shares	Value (Note 2)

Pharmacy Services — 0.1%
Diplomat Pharmacy, Inc.†	5,400	$208,710
Liberator Medical Holdings, Inc.#	35,000	91,700

		300,410

Physicians Practice Management — 0.0%
Healthways, Inc.†	3,900	59,124

Pipelines — 1.0%
Primoris Services Corp.	69,767	1,309,527
SemGroup Corp., Class A	26,017	2,047,538

		3,357,065

Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	6,500	185,380
PowerSecure International, Inc.†	15,000	223,350

		408,730

Printing - Commercial — 0.2%
ARC Document Solutions, Inc.†	9,800	73,402
Multi-Color Corp.	10,050	643,702
RR Donnelley & Sons Co.	916	17,569

		734,673

Publishing - Books — 0.1%
Courier Corp.#	7,700	190,960
Scholastic Corp.	6,749	299,993

		490,953

Publishing - Newspapers — 0.1%
AH Belo Corp., Class A	18,221	105,864
Lee Enterprises, Inc.†#	34,500	103,845

		209,709

Quarrying — 0.1%
Compass Minerals International, Inc.	4,200	361,872

Radio — 0.0%
Emmis Communications Corp., Class A†	58,600	72,078
Salem Media Group, Inc., Class A	10,000	47,000

		119,078

Real Estate Investment Trusts — 2.9%
Acadia Realty Trust	6,800	210,936
Associated Estates Realty Corp.	14,100	403,119
CatchMark Timber Trust, Inc., Class A	14,800	176,120
CBL & Associates Properties, Inc.	22,200	391,830
Chesapeake Lodging Trust	10,600	329,342
Colony Financial, Inc.	5,300	135,998
Corporate Office Properties Trust	14,000	359,380
Cousins Properties, Inc.	198,100	1,911,665
DiamondRock Hospitality Co.	30,808	405,741
EastGroup Properties, Inc.	9,800	545,174
Equity One, Inc.	12,800	317,184
First Potomac Realty Trust	11,300	114,130
GEO Group, Inc.	47,998	1,820,564
LaSalle Hotel Properties	49,340	1,798,937
Outfront Media, Inc.	6,593	182,692
PS Business Parks, Inc.	8,800	643,280
Retail Opportunity Investments Corp.	8,400	137,172
Urstadt Biddle Properties, Inc., Class A	10,500	211,260

		10,094,524

Real Estate Management/Services — 1.4%
Jones Lang LaSalle, Inc.	15,694	2,718,672
Kennedy-Wilson Holdings, Inc.	78,044	1,995,585

206

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Management/Services (continued)
RE/MAX Holdings, Inc., Class A	2,700	$90,315

		4,804,572

Real Estate Operations & Development — 0.2%
Alexander & Baldwin, Inc.	5,700	234,099
Consolidated-Tomoka Land Co.#	3,100	172,329
Forestar Group, Inc.†	8,900	118,815
St. Joe Co.†#	10,400	165,672

		690,915

Recreational Vehicles — 0.4%
Brunswick Corp.	29,100	1,485,264

Recycling — 0.0%
Metalico, Inc.†#	31,700	10,553

Rental Auto/Equipment — 0.0%
Electro Rent Corp.	5,600	57,512

Retail - Apparel/Shoe — 0.6%
American Eagle Outfitters, Inc.	22,200	363,414
Burlington Stores, Inc.†	3,700	195,249
Chico’s FAS, Inc.	34,900	579,689
Christopher & Banks Corp.†	30,100	172,774
Destination Maternity Corp.	7,800	85,722
Destination XL Group, Inc.†	30,000	145,500
Express, Inc.†	24,100	425,124
Francesca’s Holdings Corp.†	12,000	188,040
Pacific Sunwear of California, Inc.†	37,200	57,660

		2,213,172

Retail - Appliances — 0.0%
hhgregg, Inc.†#	19,500	75,075

Retail - Arts & Crafts — 0.7%
Michaels Cos., Inc.†	95,735	2,619,310

Retail - Automobile — 0.6%
Penske Automotive Group, Inc.	40,776	2,104,449

Retail - Computer Equipment — 0.0%
PC Mall, Inc.†	13,544	131,241

Retail - Discount — 0.2%
HSN, Inc.	6,200	416,082
Tuesday Morning Corp.†	16,600	212,812

		628,894

Retail - Home Furnishings — 0.5%
Pier 1 Imports, Inc.	96,521	1,226,782
Restoration Hardware Holdings, Inc.†	6,600	600,336

		1,827,118

Retail - Leisure Products — 0.1%
West Marine, Inc.†	17,232	164,049

Retail - Misc./Diversified — 0.1%
Five Below, Inc.†	5,300	176,225
Gaiam, Inc., Class A†	17,400	114,492

		290,717

Retail - Restaurants — 4.5%
BJ’s Restaurants, Inc.†	5,600	256,368
Bloomin’ Brands, Inc.	24,300	545,778
Bojangles’, Inc.†	1,600	44,032
Bravo Brio Restaurant Group, Inc.†	11,500	154,100
Brinker International, Inc.	45,335	2,501,585
Carrols Restaurant Group, Inc.†	7,500	75,150

Security Description	Shares	Value (Note 2)

Retail - Restaurants (continued)
Cheesecake Factory, Inc.	6,900	$355,833
Cracker Barrel Old Country Store, Inc.#	14,868	2,097,578
Denny’s Corp.†	36,300	378,609
Famous Dave’s of America, Inc.†#	6,800	141,508
Jack in the Box, Inc.	5,500	477,455
Jamba, Inc.†#	520	7,961
Krispy Kreme Doughnuts, Inc.†	25,000	434,750
Luby’s, Inc.†	25,000	129,750
Papa John’s International, Inc.	39,452	2,710,747
Red Robin Gourmet Burgers, Inc.†	32,770	2,732,690
Shake Shack, Inc.†#	600	49,686
Sonic Corp.	92,942	2,801,272

		15,894,852

Retail - Sporting Goods — 0.2%
Hibbett Sports, Inc.†#	3,200	148,960
Zumiez, Inc.†	13,500	403,110

		552,070

Retail - Toy Stores — 0.0%
Build-A-Bear Workshop, Inc.†	8,000	128,720

Retail - Vitamins & Nutrition Supplements — 0.4%
GNC Holdings, Inc., Class A	34,683	1,544,781

Retirement/Aged Care — 0.0%
Five Star Quality Care, Inc.†	24,000	111,120

Rubber/Plastic Products — 0.0%
Proto Labs, Inc.†#	600	41,508

Satellite Telecom — 0.7%
Iridium Communications, Inc.†#	226,218	2,341,356

Savings & Loans/Thrifts — 1.0%
Banc of California, Inc.#	10,000	129,700
Beneficial Bancorp, Inc.†	25,200	308,700
Berkshire Hills Bancorp, Inc.	6,075	166,577
Capitol Federal Financial, Inc.	41,940	507,474
Clifton Bancorp, Inc.	8,100	112,671
ESSA Bancorp, Inc.	9,000	114,930
First Defiance Financial Corp.	5,800	204,740
First Niagara Financial Group, Inc.	57,100	508,761
Fox Chase Bancorp, Inc.	5,000	81,250
Home Bancorp, Inc.	6,600	146,982
Lake Shore Bancorp, Inc.	10,000	136,500
Louisiana Bancorp, Inc.	5,700	119,643
Meridian Bancorp, Inc.†	14,100	181,044
Meta Financial Group, Inc.	5,200	208,676
Naugatuck Valley Financial Corp.†	9,500	88,825
Oneida Financial Corp.	6,000	119,160
Pacific Premier Bancorp, Inc.†	6,000	94,500
Territorial Bancorp, Inc.	4,000	92,240
United Community Financial Corp.	26,500	144,425
Westfield Financial, Inc.	16,000	118,560

		3,585,358

Schools — 0.1%
American Public Education, Inc.†	1,200	29,004
Learning Tree International, Inc.†	14,700	21,609
Lincoln Educational Services Corp.#	20,000	49,600
Universal Technical Institute, Inc.	15,500	130,200

		230,413

Seismic Data Collection — 0.0%
Dawson Geophysical Co.†	15,664	84,742

207

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Semiconductor Components - Integrated Circuits — 0.5%
Pericom Semiconductor Corp.	7,000	$91,630
Power Integrations, Inc.	32,642	1,656,908

		1,748,538

Semiconductor Equipment — 0.8%
Cascade Microtech, Inc.†	15,400	246,554
Entegris, Inc.†	149,123	2,077,283
Mattson Technology, Inc.†	34,500	134,550
Ultra Clean Holdings, Inc.†	14,700	95,109
Veeco Instruments, Inc.†	8,800	266,464

		2,819,960

Soap & Cleaning Preparation — 0.0%
Wausau Paper Corp.	12,300	120,294

Steel Pipe & Tube — 0.2%
Mueller Water Products, Inc., Class A	31,000	285,820
Valmont Industries, Inc.	2,300	286,235

		572,055

Steel - Producers — 0.1%
Friedman Industries, Inc.	10,000	67,000
Ryerson Holding Corp†#	10,400	86,320
Worthington Industries, Inc.	10,400	282,984

		436,304

Storage/Warehousing — 0.7%
Mobile Mini, Inc.	65,961	2,617,333

Telecom Equipment - Fiber Optics — 0.6%
Ciena Corp.†	4,500	108,540
Finisar Corp.†#	88,945	1,947,895
KVH Industries, Inc.†	14,357	179,032

		2,235,467

Telecom Services — 0.1%
Allot Communications, Ltd.	12,000	92,400
Consolidated Communications Holdings, Inc.	1	21
Hawaiian Telcom Holdco, Inc.†	5,000	126,550
Premiere Global Services, Inc.†	3,280	33,128
Straight Path Communications, Inc., Class B†#	5,950	171,181

		423,280

Telecommunication Equipment — 0.8%
ADTRAN, Inc.	17,600	303,072
ARRIS Group, Inc.†	69,231	2,285,315
Aware, Inc.	14,500	61,480
ShoreTel, Inc.†	20,000	137,600
Westell Technologies, Inc., Class A† Class A	41,700	42,951

		2,830,418

Telephone - Integrated — 0.1%
Alaska Communications Systems Group, Inc.†#	77,000	186,340

Textile - Apparel — 0.0%
Cherokee, Inc.	6,400	152,960

Textile - Products — 0.1%
Culp, Inc.	5,000	131,750
Dixie Group, Inc.†#	10,000	97,000

		228,750

Theaters — 0.0%
National CineMedia, Inc.	3,200	50,976

Therapeutics — 0.1%
Akebia Therapeutics, Inc.†#	11,400	89,604
Cara Therapeutics, Inc.†	14,700	139,944

Security Description	Shares/ Principal Amount	Value (Note 2)

Therapeutics (continued)
Egalet Corp.†#	25,000	$248,000

		477,548

Transactional Software — 0.6%
Bottomline Technologies de, Inc.†	77,085	2,029,648

Transport - Equipment & Leasing — 0.1%
General Finance Corp.†#	10,034	55,087
Willis Lease Finance Corp.†	10,000	183,000

		238,087

Transport - Marine — 0.6%
Horizon North Logistics, Inc.	18,800	56,237
Scorpio Tankers, Inc.	211,855	1,932,117

		1,988,354

Transport - Services — 0.1%
Matson, Inc.	4,800	193,344
Radiant Logistics, Inc.†	25,000	143,750
UTi Worldwide, Inc.†#	11,100	106,782
XPO Logistics, Inc.†#	1	49

		443,925

Transport - Truck — 3.3%
Celadon Group, Inc.	93,759	2,186,460
Forward Air Corp.	39,443	2,045,909
Heartland Express, Inc.	85,655	1,820,169
Knight Transportation, Inc.	20,375	582,725
Landstar System, Inc.	35,458	2,318,953
Old Dominion Freight Line, Inc.†	34,537	2,348,861
Saia, Inc.†	7,200	294,768

		11,597,845

Vitamins & Nutrition Products — 0.1%
Nutraceutical International Corp.†	8,200	179,908
Omega Protein Corp.†	9,000	123,750

		303,658

Water — 0.0%
Artesian Resources Corp., Class A	7,400	157,768

Web Hosting/Design — 0.1%
Endurance International Group Holdings, Inc.†#	12,300	250,059

Wire & Cable Products — 0.7%
Belden, Inc.	25,751	2,173,899
Encore Wire Corp.	3,600	157,248

		2,331,147

Wireless Equipment — 0.1%
CalAmp Corp.†#	9,300	183,582
ID Systems, Inc.†	22,000	144,320
TESSCO Technologies, Inc.	5,900	108,619

		436,521

Total Common Stocks
(cost $265,137,913)		348,002,307

CONVERTIBLE PREFERRED SECURITIES — 0.2%
Computers - Integrated Systems — 0.1%
Apptio Inc. Series D†(2)(7)(8)	5,641	129,179

Data Processing/Management — 0.1%
Cloudera, Inc. Series F†(2)(7)(8)	6,715	204,230

Enterprise Software/Service — 0.0%
Plex Systems, Inc. Series B†(2)(7)(8)	50,422	115,683

208

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

CONVERTIBLE PREFERRED SECURITIES (continued)
Internet Infrastructure Software — 0.0%
MongoDB, Inc.†(2)(7)(8)	4,475	$74,840

Oil Companies - Exploration & Production — 0.0%
GeoMet, Inc. 9.60%†(3)(4)	4,738	12,792

Total Convertible Preferred Securities
(cost $416,431)		536,724

WARRANTS — 0.0%
Oil Companies - Exploration & Production — 0.0%
FieldPoint Petroleum Corp. Expires 03/23/2018 (strike price $4.00) (cost $19,491)	31,900	6,380

Total Long-Term Investment Securities
(cost $265,573,835)		348,545,411

SHORT-TERM INVESTMENT SECURITIES — 8.3%
Registered Investment Companies — 7.1%
State Street Navigator Securities Lending Prime Portfolio(5)	23,139,822	23,139,822
T. Rowe Price Reserve Investment Fund	2,201,245	2,201,245

		25,341,067

Time Deposits — 1.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/01/2015	$4,163,000	4,163,000

Total Short-Term Investment Securities
(cost $29,504,067)		29,504,067

TOTAL INVESTMENTS
(cost $295,077,902)(6)	106.7%	378,049,478
Liabilities in excess of other assets	(6.7)	(23,755,730)

NET ASSETS	100.0%	$354,293,748

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	Security was valued using fair value procedures at May 31, 2015. The aggregate value of these securities was $108,631 representing 0.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of May 31, 2015.
(4)	Perpetual maturity — maturity date reflects the next call date.
(5)	At May 31, 2015, the Fund had loaned securities with a total value of $22,549,683. This was secured by collateral of $23,139,822, which was received in cash and subsequently invested in short-term investments currently valued at $23,139,822 as reported in the portfolio of investments. Additional collateral of $218,590 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s other assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2015
United States Treasury Bills	zero coupon	06/18/2015 to 07/23/2015	$6,449
United States Treasury Notes/Bonds	zero coupon to 8.88%	06/30/2015 to 05/15/2044	212,141

(6)	See Note 5 for cost of investments on a tax basis.
(7)	Illiquid security. At May 31, 2015, the aggregate value of these securities was $607,075 representing 0.2% of net assets.
(8)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2015, the Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value per Share	% of Net Assets
Common Stocks
Survey Monkey, Inc.	11/25/2014	5,062	$83,270	$83,143	$16.45	0.00%
Convertible Preferred Securities
Apptio, Inc Series D	03/09/2012	5,641	101,069	129,179	22.90	0.10%
Cloudera, Inc. Series F	02/05/2014	6,715	97,770	204,230	30.41	0.10%
MongoDB, Inc.	10/02/2013	4,475	74,840	74,840	16.72	0.00%
Plex Systems, Inc. Series B	06/09/2014	50,422	115,683	115,683	2.29	0.00%

				$607,075		0.20%

ADR—American Depository Receipt

209

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Diamonds/Precious Stones	$—	$108,631	$—	$108,631
Internet Infrastructure Software	125,322	—	83,143	208,465
Other Industries	347,685,211	—	—	347,685,211
Convertible Preferred Securities:
Oil Companies - Exploration & Production	12,792	—	—	12,792
Other Industries	—	—	523,932	523,932
Warrants	6,380	—	—	6,380
Short-Term Investment Securities:
Registered Investment Companies	25,341,067	—	—	25,341,067
Time Deposits	—	4,163,000	—	4,163,000

Total Investments at Value	$373,170,772	$4,271,631	$607,075	$378,049,478

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

210

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — May 31, 2015 (unaudited)

Industry Allocation*

Registered Investment Companies	9.9%
Real Estate Investment Trusts	8.4
Banks — Commercial	7.2
Medical — Biomedical/Gene	4.4
Medical — Drugs	2.6
Electronic Components — Semiconductors	2.4
Retail — Restaurants	1.9
Computer Services	1.7
Enterprise Software/Service	1.7
Savings & Loans/Thrifts	1.5
Medical Products	1.4
Electric — Integrated	1.4
Retail — Apparel/Shoe	1.3
Oil Companies — Exploration & Production	1.3
Insurance — Property/Casualty	1.2
Applications Software	1.1
Chemicals — Specialty	1.1
Gas — Distribution	1.1
Therapeutics	0.9
Auto/Truck Parts & Equipment — Original	0.9
Medical Instruments	0.9
Commercial Services — Finance	0.9
Aerospace/Defense — Equipment	0.9
Human Resources	0.8
Diversified Manufacturing Operations	0.8
Oil — Field Services	0.8
Semiconductor Components — Integrated Circuits	0.8
U.S. Government Treasuries	0.7
Distribution/Wholesale	0.7
Semiconductor Equipment	0.7
Food — Misc./Diversified	0.7
Transport — Truck	0.7
Networking Products	0.7
Building — Residential/Commercial	0.7
Electronic Components — Misc.	0.7
Repurchase Agreements	0.7
Footwear & Related Apparel	0.7
Finance — Investment Banker/Broker	0.6
Investment Management/Advisor Services	0.6
Insurance — Life/Health	0.6
Consulting Services	0.6
Building & Construction Products — Misc.	0.6
Drug Delivery Systems	0.6
Computer Software	0.6
Metal Processors & Fabrication	0.6
Containers — Paper/Plastic	0.6
Airlines	0.6
Medical — Outpatient/Home Medical	0.5
Aerospace/Defense	0.5
Transport — Marine	0.5
Retail — Automobile	0.5
Medical — HMO	0.5
Telecom Services	0.5
Chemicals — Diversified	0.5
Office Furnishings — Original	0.5
Printing — Commercial	0.5
Transport — Services	0.4
Data Processing/Management	0.4
Wireless Equipment	0.4
Commercial Services	0.4
Independent Power Producers	0.4
Financial Guarantee Insurance	0.4
Machinery — General Industrial	0.4
Finance — Consumer Loans	0.4
Energy — Alternate Sources	0.4
Food — Wholesale/Distribution	0.4
Finance — Other Services	0.4
Diagnostic Equipment	0.4
Telecom Equipment — Fiber Optics	0.3

Schools	0.3
Resorts/Theme Parks	0.3
Computers — Integrated Systems	0.3
Computers — Periphery Equipment	0.3
Insurance — Reinsurance	0.3
Wire & Cable Products	0.3
Filtration/Separation Products	0.3
Transactional Software	0.3
Apparel Manufacturers	0.3
Consumer Products — Misc.	0.3
Recreational Vehicles	0.3
Paper & Related Products	0.3
Oil Refining & Marketing	0.3
E-Commerce/Products	0.3
Hotels/Motels	0.3
Miscellaneous Manufacturing	0.3
Power Converter/Supply Equipment	0.3
Multimedia	0.3
Chemicals — Plastics	0.3
Instruments — Controls	0.3
Satellite Telecom	0.3
Finance — Mortgage Loan/Banker	0.3
Retail — Office Supplies	0.3
Engineering/R&D Services	0.3
Medical Information Systems	0.3
Research & Development	0.3
Medical — Hospitals	0.3
Retail — Home Furnishings	0.3
Building Products — Doors & Windows	0.3
Steel — Producers	0.3
Telecommunication Equipment	0.3
Food — Retail	0.3
Internet Telephone	0.3
Water	0.3
Physical Therapy/Rehabilitation Centers	0.3
E-Marketing/Info	0.3
Industrial Automated/Robotic	0.3
Home Furnishings	0.3
Lasers — System/Components	0.2
Electronic Measurement Instruments	0.2
Racetracks	0.2
Building & Construction — Misc.	0.2
Internet Content — Information/News	0.2
Instruments — Scientific	0.2
Recreational Centers	0.2
Pipelines	0.2
Publishing — Books	0.2
Real Estate Operations & Development	0.2
Real Estate Management/Services	0.2
Medical Sterilization Products	0.2
Computer Aided Design	0.2
Insurance — Multi-line	0.2
Retail — Discount	0.2
Building — Heavy Construction	0.2
Auto/Truck Parts & Equipment — Replacement	0.2
Retail — Misc./Diversified	0.2
Diversified Operations	0.2
Medical — Nursing Homes	0.2
Transport — Equipment & Leasing	0.2
Web Hosting/Design	0.2
Medical — Generic Drugs	0.2
Retail — Convenience Store	0.2
Security Services	0.2
Food — Canned	0.2
Food — Flour & Grain	0.2
Electric — Distribution	0.2
Patient Monitoring Equipment	0.2
Oil Field Machinery & Equipment	0.2
Audio/Video Products	0.2

211

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — May 31, 2015 (unaudited) — (continued)

Industry Allocation* (continued)

Linen Supply & Related Items	0.2%
Tobacco	0.2
Telephone — Integrated	0.2
Television	0.2
Electric Products — Misc.	0.2
Batteries/Battery Systems	0.2
Entertainment Software	0.2
Gambling (Non-Hotel)	0.2
E-Commerce/Services	0.2
Auction Houses/Art Dealers	0.2
Non-Ferrous Metals	0.1
Rental Auto/Equipment	0.1
Storage/Warehousing	0.1
Internet Application Software	0.1
Electronic Design Automation	0.1
Retail — Pawn Shops	0.1
Steel Pipe & Tube	0.1
Building Products — Wood	0.1
Publishing — Periodicals	0.1
Theaters	0.1
Publishing — Newspapers	0.1
Broadcast Services/Program	0.1
Disposable Medical Products	0.1
Rubber/Plastic Products	0.1
Brewery	0.1
Veterinary Diagnostics	0.1
Lighting Products & Systems	0.1
Internet Connectivity Services	0.1
Building Products — Cement	0.1
Retail — Sporting Goods	0.1
Health Care Cost Containment	0.1
Coal	0.1
Rubber — Tires	0.1
Metal — Aluminum	0.1
Medical — Wholesale Drug Distribution	0.1
Electronic Security Devices	0.1
Diversified Minerals	0.1
Agricultural Operations	0.1
Transport — Air Freight	0.1
Poultry	0.1
Funeral Services & Related Items	0.1
Auto Repair Centers	0.1
Firearms & Ammunition	0.1
Building — Maintenance & Services	0.1
Finance — Credit Card	0.1
Food — Dairy Products	0.1
Casino Hotels	0.1
Internet Content — Entertainment	0.1
Platinum	0.1
Diagnostic Kits	0.1
Vitamins & Nutrition Products	0.1
Finance — Leasing Companies	0.1
Identification Systems	0.1
Finance — Auto Loans	0.1
Machinery — Electrical	0.1
Oil & Gas Drilling	0.1
Communications Software	0.1
Environmental Consulting & Engineering	0.1
Computers — Memory Devices	0.1
Machinery — Construction & Mining	0.1
Retail — Video Rentals	0.1
Machinery — Farming	0.1
Cosmetics & Toiletries	0.1
Physicians Practice Management	0.1
Environmental Monitoring & Detection	0.1
Retail — Vitamins & Nutrition Supplements	0.1
Housewares	0.1
Heart Monitors	0.1
Building — Mobile Home/Manufactured Housing	0.1

Circuit Boards	0.1
Silver Mining	0.1
Engines — Internal Combustion	0.1
Hazardous Waste Disposal	0.1
Retail — Appliances	0.1
Pharmacy Services	0.1
Internet Security	0.1
Medical Imaging Systems	0.1
Computer Graphics	0.1
Radio	0.1
Banks — Fiduciary	0.1
Building Products — Air & Heating	0.1
Advertising Agencies	0.1
Decision Support Software	0.1
Retail — Bookstores	0.1
Medical Labs & Testing Services	0.1
Retirement/Aged Care	0.1
Appliances	0.1
Auto — Truck Trailers	0.1
Computer Data Security	0.1
Agricultural Chemicals	0.1
Retail — Building Products	0.1
SupraNational Banks	0.1
Specified Purpose Acquisitions	0.1
Retail — Bedding	0.1

109.9%

*	Calculated as a percentage of net assets

212

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.6%
Advertising Agencies — 0.1%
MDC Partners, Inc., Class A	26,094	$553,193
Tremor Video, Inc.†	21,795	58,628

		611,821

Advertising Services — 0.0%
Journal Media Group, Inc.	10,164	81,414
Marchex, Inc., Class B	20,178	98,065
Marin Software, Inc.†	16,183	92,081
Millennial Media, Inc.†#	46,313	77,343
Sizmek, Inc.†	13,538	94,630

		443,533

Aerospace/Defense — 0.5%
Aerovironment, Inc.†	11,703	302,523
Cubic Corp.	12,658	605,052
Esterline Technologies Corp.†	19,547	2,114,399
Kratos Defense & Security Solutions, Inc.†	27,464	164,509
National Presto Industries, Inc.#	2,969	206,346
Teledyne Technologies, Inc.†	21,548	2,183,459

		5,576,288

Aerospace/Defense - Equipment — 0.9%
AAR Corp.	24,313	718,206
Aerojet Rocketdyne Holdings, Inc.†#	36,744	762,438
Astronics Corp.†	11,570	808,627
Astronics Corp., Class B†	2,005	140,350
Curtiss-Wright Corp.	29,609	2,134,513
Ducommun, Inc.†	6,670	155,344
HEICO Corp.	40,858	2,341,163
Kaman Corp.	16,827	712,792
LMI Aerospace, Inc.†	6,608	65,816
Moog, Inc., Class A†	25,435	1,745,604
SIFCO Industries, Inc.	1,558	23,261

		9,608,114

Agricultural Biotech — 0.0%
Marrone Bio Innovations, Inc.†#	8,547	17,949

Agricultural Chemicals — 0.1%
Intrepid Potash, Inc.†#	34,266	398,171
Rentech, Inc.†	139,913	165,097

		563,268

Agricultural Operations — 0.1%
Alico, Inc.	1,786	88,121
Andersons, Inc.	17,327	768,279
Limoneira Co.	6,879	148,862
Tejon Ranch Co.†	8,315	207,709

		1,212,971

Airlines — 0.6%
Allegiant Travel Co.	8,480	1,335,346
Hawaiian Holdings, Inc.†	27,683	670,482
JetBlue Airways Corp.†#	159,514	3,215,802
Republic Airways Holdings, Inc.†	30,588	319,950
SkyWest, Inc.	31,395	464,646
Virgin America, Inc.†#	9,424	268,019

		6,274,245

Apparel Manufacturers — 0.3%
Columbia Sportswear Co.	16,876	945,900
G-III Apparel Group, Ltd.†	23,584	1,340,986
Oxford Industries, Inc.	8,933	677,747
Quiksilver, Inc.†#	83,453	114,330

Security Description	Shares	Value (Note 2)

Apparel Manufacturers (continued)
Sequential Brands Group, Inc.†#	10,371	$144,883
Vince Holding Corp.†	6,866	109,307

		3,333,153

Appliances — 0.1%
iRobot Corp.†#	18,114	578,742

Applications Software — 1.1%
Brightcove, Inc.†	19,720	139,026
Callidus Software, Inc.†	32,454	464,741
Constant Contact, Inc.†	19,287	525,764
Cvent, Inc.†#	11,022	290,540
Dealertrack Technologies, Inc.†	32,921	1,372,806
Demandware, Inc.†#	18,459	1,149,627
Ebix, Inc.#	17,091	608,440
Epiq Systems, Inc.	19,089	320,123
Five9, Inc.†	7,492	38,134
HubSpot, Inc.†#	3,533	179,476
Imperva, Inc.†	15,631	950,521
inContact, Inc.†	37,307	362,624
Infoblox, Inc.†	33,102	860,321
Jive Software, Inc.†	26,149	147,219
New Relic, Inc.†#	3,180	104,081
Park City Group, Inc.†#	5,862	67,589
Paycom Software, Inc.†	4,004	139,179
PDF Solutions, Inc.†	18,753	298,735
Progress Software Corp.†	31,562	831,027
RealPage, Inc.†	31,826	581,143
SciQuest, Inc.†	16,856	257,223
Tangoe, Inc.†	23,768	302,091
Verint Systems, Inc.†	36,750	2,376,622

		12,367,052

Athletic Equipment — 0.0%
Black Diamond, Inc.†	13,971	129,371
Nautilus, Inc.†	19,163	404,723

		534,094

Auction Houses/Art Dealers — 0.2%
Sotheby’s#	37,439	1,678,390

Audio/Video Products — 0.2%
Daktronics, Inc.	23,199	250,085
DTS, Inc.†	10,426	330,817
Skullcandy, Inc.†	12,249	91,868
TiVo, Inc.†	57,958	610,298
Universal Electronics, Inc.†	9,778	506,696
VOXX International Corp.†	11,964	102,292

		1,892,056

Auto Repair Centers — 0.1%
Monro Muffler Brake, Inc.#	19,361	1,142,493

Auto-Truck Trailers — 0.1%
Wabash National Corp.†	42,345	573,351

Auto/Truck Parts & Equipment - Original — 0.9%
Accuride Corp.†	23,646	102,387
American Axle & Manufacturing Holdings, Inc.†	41,570	1,043,823
Cooper-Standard Holding, Inc.†	8,408	526,089
Dana Holding Corp.	104,089	2,266,017
Federal-Mogul Holdings Corp.†	17,711	220,148
Fuel Systems Solutions, Inc.†	8,702	71,095
Gentherm, Inc.†	21,674	1,111,009
Meritor, Inc.†	60,120	860,317
Metaldyne Performance Group, Inc.	6,647	126,293
Miller Industries, Inc.	6,944	142,421

213

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Auto/Truck Parts & Equipment - Original (continued)
Modine Manufacturing Co.†	29,285	$327,699
Spartan Motors, Inc.	21,178	96,572
Strattec Security Corp.	2,131	147,060
Superior Industries International, Inc.	14,509	279,879
Tenneco, Inc.†	37,408	2,196,598
Titan International, Inc.#	27,067	288,264
Tower International, Inc.†	12,657	348,194

		10,153,865

Auto/Truck Parts & Equipment - Replacement — 0.2%
Commercial Vehicle Group, Inc.†	16,256	103,063
Dorman Products, Inc.†#	16,604	774,743
Douglas Dynamics, Inc.	13,685	277,805
Motorcar Parts of America, Inc.†	10,966	315,492
Remy International, Inc.	18,716	413,624
Standard Motor Products, Inc.	12,167	427,913

		2,312,640

B2B/E - Commerce — 0.0%
Covisint Corp.†	23,524	63,280
ePlus, Inc.†	3,202	248,635
Global Sources, Ltd.†	9,351	49,280
TechTarget, Inc.†	10,185	94,211

		455,406

Banks - Commercial — 7.2%
1st Source Corp.	9,215	291,010
American National Bankshares, Inc.	4,857	110,108
Ameris Bancorp	18,129	456,670
Ames National Corp.	5,064	120,574
Arrow Financial Corp.	6,716	176,362
BancFirst Corp.	4,373	254,902
Bancorp, Inc.†	20,322	196,514
BancorpSouth, Inc.	59,007	1,427,379
Bank of Kentucky Financial Corp.	3,859	190,287
Bank of Marin Bancorp	3,633	170,351
Bank of the Ozarks, Inc.	52,264	2,298,048
Banner Corp.	12,028	541,501
BBCN Bancorp, Inc.	48,843	703,339
Blue Hills Bancorp, Inc.†	17,491	239,802
BNC Bancorp	12,261	227,564
Bridge Bancorp, Inc.	7,144	176,528
Bridge Capital Holdings†	6,030	168,056
Bryn Mawr Bank Corp.	8,406	242,765
C1 Financial, Inc.†#	1,999	36,162
Camden National Corp.	4,559	174,883
Capital Bank Financial Corp., Class A†	14,076	401,448
Capital City Bank Group, Inc.	6,538	94,343
Cardinal Financial Corp.	19,639	405,349
Cascade Bancorp†	19,069	94,582
Cass Information Systems, Inc.	7,085	353,258
Cathay General Bancorp Class B	48,922	1,478,423
CenterState Banks, Inc.	21,837	270,560
Central Pacific Financial Corp.	10,520	246,378
Century Bancorp, Inc., Class A	2,141	82,150
Chemical Financial Corp.	20,130	609,738
Citizens & Northern Corp.	7,638	148,101
City Holding Co.	9,647	435,659
CNB Financial Corp.	8,888	147,719
CoBiz Financial, Inc.	22,025	260,335
Columbia Banking System, Inc.	35,291	1,066,141
Community Bank System, Inc.	24,996	882,609
Community Trust Bancorp, Inc.	9,602	314,658
CommunityOne Bancorp†	7,106	71,486

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
ConnectOne Bancorp, Inc.	13,895	$270,258
CU Bancorp†	6,133	129,958
Customers Bancorp, Inc.†	15,698	394,020
CVB Financial Corp.	65,069	1,067,132
Eagle Bancorp, Inc.†	17,709	704,641
Enterprise Bancorp, Inc.	4,594	94,682
Enterprise Financial Services Corp.	12,138	256,355
Fidelity Southern Corp.	10,176	157,321
Financial Institutions, Inc.	8,511	196,349
First BanCorp†	64,049	391,980
First Bancorp	12,101	190,833
First Bancorp, Inc.	5,894	100,552
First Busey Corp.	44,545	279,743
First Business Financial Services, Inc.	2,424	108,547
First Citizens BancShares, Inc., Class A	5,798	1,397,898
First Commonwealth Financial Corp.	57,778	525,780
First Community Bancshares, Inc.	10,060	168,002
First Connecticut Bancorp, Inc.	9,926	144,721
First Financial Bancorp	35,459	615,923
First Financial Bankshares, Inc.#	39,349	1,185,585
First Financial Corp.	7,054	240,259
First Interstate BancSystem, Inc.	11,123	302,991
First Merchants Corp.	22,135	515,524
First Midwest Bancorp, Inc.	46,248	821,364
First NBC Bank Holding Co.†	9,175	311,858
First of Long Island Corp.	7,418	187,230
FirstMerit Corp.	101,600	1,995,424
FNB Corp.	106,678	1,439,086
German American Bancorp, Inc.	8,117	235,555
Glacier Bancorp, Inc.	45,756	1,287,574
Great Southern Bancorp, Inc.	6,363	251,084
Great Western Bancorp, Inc.	11,305	262,050
Green Bancorp, Inc.†	2,880	40,867
Guaranty Bancorp	9,057	149,259
Hampton Roads Bankshares, Inc.†	20,941	42,510
Hancock Holding Co.	50,559	1,472,784
Hanmi Financial Corp.	19,565	432,876
Heartland Financial USA, Inc.	9,665	329,383
Heritage Commerce Corp.	12,793	115,393
Heritage Financial Corp.	18,548	317,356
Heritage Oaks Bancorp	13,779	106,925
Hilltop Holdings, Inc.†	46,127	1,006,952
Home BancShares, Inc.	33,266	1,134,703
Horizon Bancorp	5,654	135,696
Hudson Valley Holding Corp.	9,052	233,904
IBERIABANK Corp.	19,308	1,240,925
Independent Bank Corp.	14,685	662,440
Independent Bank Corp. — Michigan	14,086	190,584
International Bancshares Corp.	33,417	872,184
Kearny Financial Corp.†	11,881	129,148
Lakeland Bancorp, Inc.	23,295	266,262
Lakeland Financial Corp.	10,160	402,234
LegacyTexas Financial Group, Inc.	24,545	636,697
Macatawa Bank Corp.	16,095	81,602
MainSource Financial Group, Inc.	12,551	251,271
MB Financial, Inc.	40,803	1,314,673
Mercantile Bank Corp.	10,339	206,883
Merchants Bancshares, Inc.	3,165	94,444
Metro Bancorp, Inc.	8,712	225,292
MidSouth Bancorp, Inc.	5,120	70,912
MidWestOne Financial Group, Inc.	4,288	125,038
National Bankshares, Inc.	4,269	118,764
National Penn Bancshares, Inc.	76,170	815,019
NBT Bancorp, Inc.	26,844	660,899

214

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks - Commercial (continued)
NewBridge Bancorp	20,658	$162,165
Northrim BanCorp, Inc.	4,195	102,568
OFG Bancorp	27,657	363,413
Old Line Bancshares, Inc.	5,148	80,360
Old National Bancorp	72,356	984,765
Opus Bank	3,150	99,508
Pacific Continental Corp.	11,048	142,188
Palmetto Bancshares, Inc.	2,748	50,673
Park National Corp.	7,864	650,117
Park Sterling Corp.	27,443	182,222
Peapack Gladstone Financial Corp.	7,394	149,802
Penns Woods Bancorp, Inc.	2,962	125,618
Peoples Bancorp, Inc.	8,385	193,610
Peoples Financial Services Corp.	4,638	174,157
Pinnacle Financial Partners, Inc.	21,854	1,081,992
Preferred Bank	7,207	198,769
PrivateBancorp, Inc.	44,009	1,678,063
Prosperity Bancshares, Inc.	42,121	2,256,422
Renasant Corp.	19,345	569,517
Republic Bancorp, Inc., Class A	6,092	149,620
Republic First Bancorp, Inc.†#	19,006	66,901
S&T Bancorp, Inc.	19,601	530,991
Sandy Spring Bancorp, Inc.	15,397	402,478
Seacoast Banking Corp. of Florida†	11,914	178,233
ServisFirst Bancshares, Inc.	1,152	40,378
Sierra Bancorp	7,461	125,792
Simmons First National Corp., Class A	13,719	590,466
South State Corp.	14,822	1,064,664
Southside Bancshares, Inc.	15,060	404,361
Southwest Bancorp, Inc.	12,160	215,232
Square 1 Financial, Inc., Class A†	4,234	110,592
State Bank Financial Corp.	19,738	404,234
Stock Yards Bancorp, Inc.	9,009	314,594
Stonegate Bank	6,116	183,725
Suffolk Bancorp	7,111	171,517
Sun Bancorp, Inc./NJ†	5,212	100,644
Susquehanna Bancshares, Inc.	115,285	1,601,309
Talmer Bancorp, Inc., Class A	10,998	174,758
Texas Capital Bancshares, Inc.†	28,080	1,527,552
Tompkins Financial Corp.	9,129	465,579
TowneBank	26,488	417,451
TriCo Bancshares	13,869	327,100
TriState Capital Holdings, Inc.†	13,567	158,056
Triumph Bancorp, Inc.†	4,734	58,844
TrustCo Bank Corp. NY	58,166	393,202
Trustmark Corp.	41,438	988,296
UMB Financial Corp.	23,183	1,200,648
Umpqua Holdings Corp.	102,368	1,800,653
Union Bankshares Corp.	28,431	614,394
United Bankshares, Inc.#	42,443	1,606,892
United Community Banks, Inc.	30,730	588,479
Univest Corp. of Pennsylvania	9,980	191,616
Valley National Bancorp	139,326	1,362,608
Washington Trust Bancorp, Inc.	9,024	339,122
Webster Financial Corp.	55,494	2,102,668
WesBanco, Inc.	20,105	636,122
West Bancorporation, Inc.	9,822	179,497
Westamerica Bancorporation#	16,165	739,710
Western Alliance Bancorp†	46,360	1,453,386
Wilshire Bancorp, Inc.	43,164	476,531
Wintrust Financial Corp.	28,597	1,432,710
Yadkin Financial Corp.†	12,496	246,796

		81,064,230

Security Description	Shares	Value (Note 2)

Banks - Fiduciary — 0.1%
Boston Private Financial Holdings, Inc.	49,160	$616,466

Banks - Mortgage — 0.0%
Walker & Dunlop, Inc.†	11,381	280,200

Banks - Super Regional — 0.0%
Independent Bank Group, Inc.	5,618	227,754

Batteries/Battery Systems — 0.2%
EnerSys	26,869	1,790,550

Beverages - Non-alcoholic — 0.0%
Coca-Cola Bottling Co. Consolidated	2,861	324,924
National Beverage Corp.†	7,011	145,127

		470,051

Bicycle Manufacturing — 0.0%
Fox Factory Holding Corp.†	6,866	111,984

Brewery — 0.1%
Boston Beer Co., Inc., Class A†	5,121	1,350,818
Craft Brew Alliance, Inc.†	6,753	72,662

		1,423,480

Broadcast Services/Program — 0.1%
Crown Media Holdings, Inc., Class A†	21,308	86,937
Hemisphere Media Group, Inc.†#	5,136	63,019
Nexstar Broadcasting Group, Inc., Class A	18,815	1,070,385
World Wrestling Entertainment, Inc., Class A#	18,270	261,261

		1,481,602

Building & Construction Products - Misc. — 0.6%
Aspen Aerogels, Inc.†	3,459	23,867
Builders FirstSource, Inc.†	28,058	344,552
Drew Industries, Inc.	14,517	891,344
Gibraltar Industries, Inc.†	18,954	339,656
Louisiana-Pacific Corp.†	86,717	1,568,711
NCI Building Systems, Inc.†	17,243	258,300
Nortek, Inc.†	5,604	462,890
Patrick Industries, Inc.†	5,010	299,598
Ply Gem Holdings, Inc.†	13,120	162,032
Quanex Building Products Corp.	21,242	377,895
Simpson Manufacturing Co., Inc.	25,395	861,398
Stock Building Supply Holdings, Inc.†	8,957	149,672
Trex Co., Inc.†	20,642	1,044,485

		6,784,400

Building & Construction - Misc. — 0.2%
Aegion Corp.†	23,335	415,830
Comfort Systems USA, Inc.	23,148	519,672
Dycom Industries, Inc.†	20,859	1,201,061
Hill International, Inc.†	18,400	97,520
MYR Group, Inc.†	13,093	387,553

		2,621,636

Building Products - Air & Heating — 0.1%
AAON, Inc.	25,956	614,379

Building Products - Cement — 0.1%
Continental Building Products, Inc.†	7,199	160,538
Headwaters, Inc.†	45,127	856,510
US Concrete, Inc.†	8,716	329,378

		1,346,426

Building Products - Doors & Windows — 0.3%
Apogee Enterprises, Inc.	17,885	960,961
Griffon Corp.	24,491	391,122
Masonite International Corp.†	18,083	1,233,622

215

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Building Products - Doors & Windows (continued)
PGT, Inc.†	29,026	$347,151

		2,932,856

Building Products - Light Fixtures — 0.0%
LSI Industries, Inc.	13,235	125,335

Building Products - Wood — 0.1%
Boise Cascade Co.†	24,212	858,073
Universal Forest Products, Inc.	12,319	681,980

		1,540,053

Building - Heavy Construction — 0.2%
Granite Construction, Inc.	24,025	861,296
Layne Christensen Co.†#	12,186	99,194
MasTec, Inc.†	40,203	709,985
Orion Marine Group, Inc.†	16,844	126,498
Sterling Construction Co., Inc.†	11,535	45,679
Tutor Perini Corp.†	22,900	479,984

		2,322,636

Building - Maintenance & Services — 0.1%
ABM Industries, Inc.	34,325	1,113,503

Building - Mobile Home/Manufactured Housing — 0.1%
Cavco Industries, Inc.†	5,432	393,983
Winnebago Industries, Inc.#	16,737	363,695

		757,678

Building - Residential/Commercial — 0.7%
AV Homes, Inc.†	6,941	106,336
Beazer Homes USA, Inc.†	16,419	300,796
Century Communities, Inc.†	2,458	50,758
Hovnanian Enterprises, Inc., Class A†#	71,738	232,431
Installed Building Products, Inc.†	5,264	112,860
KB Home#	51,456	760,520
LGI Homes, Inc.†#	8,785	165,597
M/I Homes, Inc.†	15,034	349,841
MDC Holdings, Inc.#	23,990	670,761
Meritage Homes Corp.†	24,033	1,054,087
New Home Co., Inc.†	5,153	80,696
Ryland Group, Inc.	28,827	1,212,752
Standard Pacific Corp.†	88,950	732,948
TRI Pointe Homes, Inc.†	90,052	1,298,550
UCP, Inc., Class A†	4,805	39,257
WCI Communities, Inc.†	7,204	167,493
William Lyon Homes, Class A†	10,781	243,974

		7,579,657

Capacitors — 0.0%
Kemet Corp.†	27,872	86,124

Casino Hotels — 0.1%
Boyd Gaming Corp.†	47,644	681,786
Caesars Entertainment Corp.†#	31,504	294,877
Monarch Casino & Resort, Inc.†	5,843	113,237

		1,089,900

Casino Services — 0.0%
Scientific Games Corp., Class A†#	31,144	474,012

Cellular Telecom — 0.0%
Comverse, Inc.†	13,771	331,468
Leap Wireless CVR(1)(2)	35,827	0
NTELOS Holdings Corp.#	10,410	90,047
Vringo, Inc.†#	43,899	25,830

		447,345

Security Description	Shares	Value (Note 2)

Chemicals - Diversified — 0.5%
Aceto Corp.	17,653	$416,081
Axiall Corp.	42,964	1,620,172
Innophos Holdings, Inc.	13,482	702,547
Innospec, Inc.	14,984	642,514
Koppers Holdings, Inc.	12,568	324,506
Olin Corp.	48,546	1,419,485

		5,125,305

Chemicals - Other — 0.0%
American Vanguard Corp.#	17,665	243,424

Chemicals - Plastics — 0.3%
A. Schulman, Inc.	17,945	767,508
Landec Corp.†	16,455	235,142
PolyOne Corp.	54,180	2,107,060

		3,109,710

Chemicals - Specialty — 1.1%
Balchem Corp.	18,689	1,055,181
Calgon Carbon Corp.	32,736	679,599
Chemtura Corp.†	41,048	1,139,493
Ferro Corp.†	44,066	668,481
H.B. Fuller Co.	30,782	1,296,230
Hawkins, Inc.	6,521	265,796
KMG Chemicals, Inc.	5,904	175,408
Kraton Performance Polymers, Inc.†	20,140	478,325
Minerals Technologies, Inc.	21,188	1,426,164
Oil-Dri Corp. of America	3,003	93,333
OM Group, Inc.	18,378	487,752
OMNOVA Solutions, Inc.†	29,101	218,549
Quaker Chemical Corp.	8,127	693,883
Sensient Technologies Corp.	30,390	2,057,403
Stepan Co.	11,814	607,949
Tronox, Ltd., Class A	37,762	636,667
Zep, Inc.	14,125	281,935

		12,262,148

Circuit Boards — 0.1%
Multi-Fineline Electronix, Inc.†	5,504	137,930
Park Electrochemical Corp.	12,831	275,610
TTM Technologies, Inc.†	33,254	328,550

		742,090

Coal — 0.1%
Alpha Natural Resources, Inc.†#	136,005	67,608
Arch Coal, Inc.†#	130,434	63,913
Cloud Peak Energy, Inc.†#	37,438	216,017
Hallador Energy Co.	6,374	54,179
SunCoke Energy, Inc.	40,685	661,538
Walter Energy, Inc.#	40,446	19,135
Westmoreland Coal Co.†	9,219	237,758

		1,320,148

Coatings/Paint — 0.0%
Kronos Worldwide, Inc.	12,869	157,002

Coffee — 0.0%
Farmer Bros. Co.†	4,591	112,709

Commercial Services — 0.4%
Care.com, Inc.†	4,036	24,862
Collectors Universe, Inc.	4,238	90,608
Healthcare Services Group, Inc.	43,176	1,304,347
HMS Holdings Corp.†	53,867	917,894
Medifast, Inc.†	7,411	238,560
National Research Corp., Class A	6,100	85,278

216

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Commercial Services (continued)
Nutrisystem, Inc.	17,687	$402,556
Performant Financial Corp.†	18,293	55,611
RPX Corp.†	32,573	518,236
ServiceSource International, Inc.†	42,052	184,188
SFX Entertainment, Inc.†#	27,147	132,206
SP Plus Corp.†	9,448	229,397
Team, Inc.†	12,562	499,968
Weight Watchers International, Inc.†#	17,011	93,220

		4,776,931

Commercial Services - Finance — 0.9%
Cardtronics, Inc.†	27,331	997,581
CBIZ, Inc.†#	25,512	231,394
Euronet Worldwide, Inc.†	31,311	1,872,398
EVERTEC, Inc.	40,355	897,092
Global Cash Access Holdings, Inc.†	40,452	312,694
Green Dot Corp., Class A†	19,126	280,196
Heartland Payment Systems, Inc.	22,020	1,176,969
LendingTree, Inc.†	3,929	232,832
Liberty Tax, Inc.	2,341	55,669
MoneyGram International, Inc.†	17,927	174,250
PRGX Global, Inc.†	16,992	72,216
Travelport Worldwide, Ltd.#	18,433	281,841
WEX, Inc.†	23,810	2,699,816
Xoom Corp.†#	18,994	357,277

		9,642,225

Communications Software — 0.1%
Audience, Inc.†#	8,604	41,213
BroadSoft, Inc.†	17,564	641,262
Digi International, Inc.†	15,590	155,276
Seachange International, Inc.†	20,193	136,505

		974,256

Computer Aided Design — 0.2%
Aspen Technology, Inc.†	56,573	2,421,324

Computer Data Security — 0.1%
Qualys, Inc.†#	12,356	503,136
Varonis Systems, Inc.†#	3,273	66,049

		569,185

Computer Graphics — 0.1%
Monotype Imaging Holdings, Inc.	24,285	629,953

Computer Services — 1.7%
Barracuda Networks, Inc.†	4,873	191,704
CACI International, Inc., Class A†	14,437	1,236,096
Carbonite, Inc.†	10,877	119,429
Ciber, Inc.†	47,704	160,285
Computer Task Group, Inc.	9,252	68,742
Convergys Corp.	62,350	1,548,150
Engility Holdings, Inc.	10,787	301,173
EPAM Systems, Inc.†	21,876	1,573,103
ExlService Holdings, Inc.†	20,076	720,728
Fleetmatics Group PLC†	22,944	959,289
Globant SA†#	4,133	107,623
IGATE Corp.†	22,604	1,073,916
Insight Enterprises, Inc.†	25,152	737,708
KEYW Holding Corp.†#	20,098	140,686
LivePerson, Inc.†	33,303	318,710
Luxoft Holding, Inc.†	4,818	257,908
Manhattan Associates, Inc.†	46,568	2,554,255
MAXIMUS, Inc.	41,596	2,719,131
Science Applications International Corp.	24,426	1,294,578
Sykes Enterprises, Inc.†	24,206	586,511

Security Description	Shares	Value (Note 2)

Commercial Services (continued)
Syntel, Inc.†	19,070	$906,016
TeleTech Holdings, Inc.	10,777	273,951
Unisys Corp.†	31,403	645,018
Virtusa Corp.†	15,977	726,954

		19,221,664

Computer Software — 0.6%
AVG Technologies NV†	21,410	524,973
Blackbaud, Inc.	28,363	1,453,888
Cornerstone OnDemand, Inc.†	32,655	1,016,550
Envestnet, Inc.†	20,922	916,593
Guidance Software, Inc.†#	10,949	74,672
SS&C Technologies Holdings, Inc.	41,854	2,466,456
Workiva, Inc.†	4,157	54,997

		6,508,129

Computers — 0.0%
Silicon Graphics International Corp.†#	21,233	136,316

Computers - Integrated Systems — 0.3%
Agilysys, Inc.†	9,005	81,315
Cray, Inc.†	25,002	764,561
Maxwell Technologies, Inc.†#	18,391	93,794
Mercury Systems, Inc.†	20,432	278,897
MTS Systems Corp.	9,303	632,976
NetScout Systems, Inc.†	22,392	897,471
Silver Spring Networks, Inc.†#	21,513	294,083
Super Micro Computer, Inc.†	21,206	709,553

		3,752,650

Computers - Memory Devices — 0.1%
Datalink Corp.†	12,102	111,823
Dot Hill Systems Corp.†	36,860	259,494
Nimble Storage, Inc.†#	5,690	147,257
Quantum Corp.†	134,772	274,935
Violin Memory, Inc.†#	49,256	165,008

		958,517

Computers - Other — 0.0%
ExOne Co.†#	6,098	76,530

Computers - Periphery Equipment — 0.3%
Electronics for Imaging, Inc.†	28,623	1,237,372
Immersion Corp.†	17,416	210,560
Synaptics, Inc.†#	22,133	2,205,332

		3,653,264

Computers - Voice Recognition — 0.0%
Vocera Communications, Inc.†	13,875	150,821

Consulting Services — 0.6%
Advisory Board Co.†	25,506	1,294,940
CEB, Inc.	20,767	1,756,680
Civeo Corp.	57,691	230,764
CRA International, Inc.†	6,163	170,284
Forrester Research, Inc.	6,707	228,105
Franklin Covey Co.†	6,729	134,513
FTI Consulting, Inc.†	25,102	986,509
Hackett Group, Inc.	15,411	182,312
Huron Consulting Group, Inc.†	14,470	930,421
ICF International, Inc.†	12,254	438,448
Information Services Group, Inc.	20,064	76,644
Navigant Consulting, Inc.†	30,199	411,008
Pendrell Corp.†	100,790	100,790

		6,941,418

217

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Consumer Products - Misc. — 0.3%
Central Garden & Pet Co., Class A†	26,540	$259,031
CSS Industries, Inc.	5,711	157,567
Helen of Troy, Ltd.†	17,570	1,537,199
Tumi Holdings, Inc.†	31,121	600,635
WD-40 Co.	9,203	776,457

		3,330,889

Containers - Paper/Plastic — 0.6%
AEP Industries, Inc.†	2,502	125,175
Berry Plastics Group, Inc.†	55,251	1,849,251
Graphic Packaging Holding Co.	200,888	2,860,645
KapStone Paper and Packaging Corp.	51,964	1,400,430
UFP Technologies, Inc.†	3,729	73,946

		6,309,447

Cosmetics & Toiletries — 0.1%
Elizabeth Arden, Inc.†#	15,907	223,811
Inter Parfums, Inc.	10,218	341,588
Revlon, Inc., Class A†	6,979	257,595

		822,994

Data Processing/Management — 0.4%
Acxiom Corp.†	47,284	783,496
Amber Road, Inc.†#	5,483	39,149
CommVault Systems, Inc.†	28,994	1,288,203
CSG Systems International, Inc.	20,947	653,337
Fair Isaac Corp.	19,754	1,732,821
Pegasystems, Inc.	21,778	476,067

		4,973,073

Decision Support Software — 0.1%
Castlight Health, Inc., Class B†#	7,955	69,447
Interactive Intelligence Group, Inc.†	10,299	445,226
QAD, Inc., Class A	3,757	89,792

		604,465

Diagnostic Equipment — 0.4%
Accelerate Diagnostics, Inc.†#	13,950	311,364
Affymetrix, Inc.†	44,699	524,319
BioTelemetry, Inc.†	16,217	156,494
Cepheid†	42,841	2,363,538
GenMark Diagnostics, Inc.†#	25,567	234,449
Genomic Health, Inc.†#	10,252	277,727
Oxford Immunotec Global PLC†#	7,990	109,463

		3,977,354

Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.	25,534	464,719
OraSure Technologies, Inc.†	34,312	212,391
Quidel Corp.†	17,515	379,550

		1,056,660

Direct Marketing — 0.0%
EVINE Live, Inc.†	26,237	86,844
Harte-Hanks, Inc.	30,250	189,365

		276,209

Disposable Medical Products — 0.1%
ICU Medical, Inc.†	8,245	799,765
Merit Medical Systems, Inc.†	26,404	542,866
Utah Medical Products, Inc.	2,310	126,427

		1,469,058

Distribution/Wholesale — 0.7%
Beacon Roofing Supply, Inc.†	30,297	950,114

Security Description	Shares	Value (Note 2)

Distribution/Wholesale (continued)
Core-Mark Holding Co., Inc.	14,153	$760,158
Essendant, Inc.	24,201	939,967
H&E Equipment Services, Inc.	19,221	419,594
Houston Wire & Cable Co.	10,914	97,680
Pool Corp.	27,721	1,837,348
Rentrak Corp.†#	6,101	414,319
ScanSource, Inc.†	17,523	681,645
Speed Commerce, Inc.†#	29,972	7,643
Titan Machinery, Inc.†	10,654	169,292
Watsco, Inc.	15,873	1,998,728

		8,276,488

Diversified Financial Services — 0.0%
On Deck Capital, Inc.†#	7,065	107,247

Diversified Manufacturing Operations — 0.8%
Actuant Corp., Class A	37,598	883,553
AZZ, Inc.	15,716	753,268
Barnes Group, Inc.	33,306	1,340,900
Blount International, Inc.†	30,391	351,624
Chase Corp.	4,139	168,581
EnPro Industries, Inc.	13,959	844,240
Fabrinet†	21,573	392,197
Federal Signal Corp.	38,635	574,889
GP Strategies Corp.†	8,121	253,456
Handy & Harman, Ltd.†	2,468	78,186
Harsco Corp.	49,611	799,233
LSB Industries, Inc.†	11,878	505,171
Lydall, Inc.†	10,455	286,572
NL Industries, Inc.†	4,179	33,265
Park-Ohio Holdings Corp.	5,392	258,870
Raven Industries, Inc.	22,384	431,116
Standex International Corp.	7,849	627,999
Tredegar Corp.	15,269	303,090

		8,886,210

Diversified Minerals — 0.1%
Ring Energy, Inc.†	12,410	142,591
United States Lime & Minerals, Inc.	1,205	71,565
US Silica Holdings, Inc.#	33,031	1,019,006

		1,233,162

Diversified Operations — 0.2%
Horizon Pharma PLC†	45,158	1,464,474
HRG Group, Inc.†	51,089	670,288
Resource America, Inc., Class A	8,304	66,266
Tiptree Financial, Inc., Class A	4,814	32,205

		2,233,233

Diversified Operations/Commercial Services — 0.0%
Viad Corp.	12,560	337,110

Drug Delivery Systems — 0.6%
Antares Pharma, Inc.†#	71,727	152,061
BioDelivery Sciences International, Inc.†#	25,711	219,058
Catalent, Inc.†	30,031	959,791
Depomed, Inc.†#	35,632	743,283
DexCom, Inc.†	46,033	3,301,487
Heron Therapeutics, Inc.†#	14,312	282,805
Nektar Therapeutics†#	78,020	897,230
Revance Therapeutics, Inc.†#	5,285	135,296

		6,691,011

E-Commerce/Products — 0.3%
1-800-flowers.com, Inc., Class A†	15,270	145,218
Blue Nile, Inc.†	7,443	205,501

218

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
E-Commerce/Products (continued)
Chegg, Inc.†	45,260	$344,429
FTD Cos., Inc.†	11,634	320,284
Lands’ End, Inc.†#	10,126	297,806
Overstock.com, Inc.†#	7,132	154,265
Shutterfly, Inc.†	23,671	1,100,701
Stamps.com, Inc.†	8,729	587,374

		3,155,578

E-Commerce/Services — 0.2%
Angie’s List, Inc.†#	26,798	168,024
Borderfree, Inc.†	3,671	51,357
ChannelAdvisor Corp.†#	12,719	142,580
Coupons.com, Inc.†#	7,413	92,589
GrubHub, Inc.†	5,488	221,276
Orbitz Worldwide, Inc.†	31,701	357,270
RetailMeNot, Inc.†	18,919	381,407
TrueCar, Inc.†#	4,777	66,066
Wayfair, Inc., Class A†	7,772	232,305

		1,712,874

E-Marketing/Info — 0.3%
comScore, Inc.†	21,296	1,204,928
Liquidity Services, Inc.†	15,092	149,713
Marketo, Inc.†#	15,752	469,882
New Media Investment Group, Inc.	26,999	594,518
QuinStreet, Inc.†	21,315	126,398
ReachLocal, Inc.†#	8,126	23,321
Rocket Fuel, Inc.†	11,276	93,478
Rubicon Project, Inc.†	4,863	83,887
TubeMogul, Inc.†#	2,170	36,738
YuMe, Inc.†#	11,138	52,014

		2,834,877

E-Services/Consulting — 0.0%
Cinedigm Corp., Class A†	47,016	41,167
Perficient, Inc.†	21,235	401,766

		442,933

Educational Software — 0.0%
2U, Inc.†	6,305	175,027
Rosetta Stone, Inc.†	13,043	99,387

		274,414

Electric Products - Misc. — 0.2%
GrafTech International, Ltd.†	72,216	366,135
Graham Corp.	6,189	137,581
Littelfuse, Inc.	13,831	1,337,458

		1,841,174

Electric - Distribution — 0.2%
EnerNOC, Inc.†	16,602	159,711
Spark Energy, Inc., Class A#	1,843	25,507
UIL Holdings Corp.	34,736	1,760,768

		1,945,986

Electric - Generation — 0.0%
Atlantic Power Corp.	74,154	218,754

Electric - Integrated — 1.4%
ALLETE, Inc.	28,936	1,456,928
Ameresco, Inc., Class A†	12,203	88,594
Avista Corp.	36,970	1,183,040
Black Hills Corp.	27,422	1,310,223
Cleco Corp.	37,088	2,012,024
El Paso Electric Co.	24,768	900,812

Security Description	Shares	Value (Note 2)

Electric - Integrated (continued)
Empire District Electric Co.	26,547	$619,607
IDACORP, Inc.	30,909	1,838,158
MGE Energy, Inc.	21,301	824,988
NorthWestern Corp.	28,824	1,499,424
Otter Tail Corp.	22,410	605,518
PNM Resources, Inc.	48,943	1,301,394
Portland General Electric Co.	48,038	1,679,409
Unitil Corp.	8,533	288,757

		15,608,876

Electronic Components - Misc. — 0.7%
Bel Fuse, Inc., Class B	6,161	138,006
Benchmark Electronics, Inc.†	33,125	769,825
CTS Corp.	20,769	391,496
GSI Group, Inc.†	18,665	278,668
Kimball Electronics, Inc.†	15,814	246,382
Methode Electronics, Inc.	23,300	1,093,469
NVE Corp.	2,978	213,910
OSI Systems, Inc.†	12,253	885,157
Plexus Corp.†	20,842	947,894
Rogers Corp.†	11,135	804,504
Sanmina Corp.†	50,580	1,095,563
Sparton Corp.†	6,222	164,945
Stoneridge, Inc.†	17,354	207,033
Viasystems Group, Inc.†	3,180	58,099
Vishay Precision Group, Inc.†	7,819	103,211

		7,398,162

Electronic Components - Semiconductors — 2.4%
Alpha & Omega Semiconductor, Ltd.†	13,277	108,871
Ambarella, Inc.†#	17,698	1,596,537
Amkor Technology, Inc.†	52,431	354,434
Applied Micro Circuits Corp.†	47,910	306,145
Cavium, Inc.†	32,466	2,284,632
CEVA, Inc.†	12,895	264,863
Diodes, Inc.†	22,394	592,993
DSP Group, Inc.†	13,608	152,137
Fairchild Semiconductor International, Inc.†	71,188	1,418,065
Inphi Corp.†	19,239	460,582
Integrated Silicon Solution, Inc.	18,562	380,892
Intersil Corp., Class A	79,125	1,068,187
InvenSense, Inc.†#	43,671	618,381
IXYS Corp.	15,021	183,106
Kopin Corp.†	40,533	141,055
Lattice Semiconductor Corp.†	72,311	452,667
Microsemi Corp.†	58,352	2,123,429
Monolithic Power Systems, Inc.	23,721	1,295,167
OmniVision Technologies, Inc.†	34,459	929,015
PMC-Sierra, Inc.†	106,526	967,256
QLogic Corp.†	53,580	831,562
Qorvo, Inc.†	87,148	7,159,208
QuickLogic Corp.†#	33,883	51,502
Rambus, Inc.†	69,890	1,068,618
Rubicon Technology, Inc.†#	16,072	43,234
Semtech Corp.†	41,306	882,296
Silicon Laboratories, Inc.†	26,699	1,480,193

		27,215,027

Electronic Design Automation — 0.1%
Mentor Graphics Corp.	59,502	1,553,597

Electronic Measurement Instruments — 0.2%
Badger Meter, Inc.	8,873	572,486
CUI Global, Inc.†	12,675	68,445
ESCO Technologies, Inc.	16,314	608,512

219

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Measurement Instruments (continued)
FARO Technologies, Inc.†	10,589	$461,998
Itron, Inc.†	24,162	867,174
Mesa Laboratories, Inc.	1,713	151,190

		2,729,805

Electronic Security Devices — 0.1%
American Science & Engineering, Inc.	4,831	189,037
TASER International, Inc.†#	33,098	1,045,235

		1,234,272

Energy - Alternate Sources — 0.4%
Amyris, Inc.†#	16,630	33,094
Clean Energy Fuels Corp.†#	43,120	322,969
Enphase Energy, Inc.†#	11,231	106,357
FuelCell Energy, Inc.†#	143,897	176,993
FutureFuel Corp.	13,374	160,488
Green Plains, Inc.	22,984	755,254
Pacific Ethanol, Inc.†#	14,690	169,082
Pattern Energy Group, Inc.	26,559	755,338
Plug Power, Inc.†#	102,660	279,235
Renewable Energy Group, Inc.†	21,220	225,569
REX American Resources Corp.†	3,857	246,347
Solazyme, Inc.†#	46,682	147,048
TerraForm Power, Inc., Class A	17,331	695,493
Vivint Solar, Inc.†#	12,657	182,261

		4,255,528

Engineering/R&D Services — 0.3%
Argan, Inc.	7,694	275,291
EMCOR Group, Inc.	38,239	1,734,903
Exponent, Inc.	8,051	685,301
Mistras Group, Inc.†	10,058	186,174
VSE Corp.	2,551	159,259

		3,040,928

Engines - Internal Combustion — 0.1%
Briggs & Stratton Corp.	28,709	548,055
Power Solutions International, Inc.†#	2,755	151,525

		699,580

Enterprise Software/Service — 1.7%
Actua Corp.†	25,291	321,449
Advent Software, Inc.	31,623	1,383,822
American Software, Inc., Class A	15,137	133,054
Benefitfocus, Inc.†#	3,004	107,784
Guidewire Software, Inc.†	41,749	2,022,739
Hortonworks, Inc.†#	4,348	114,222
ManTech International Corp., Class A	14,716	419,112
MedAssets, Inc.†	37,472	782,041
MicroStrategy, Inc., Class A†	5,575	981,088
MobileIron, Inc.†	7,576	45,608
Model N, Inc.†	11,842	136,894
Omnicell, Inc.†	22,492	831,754
OPOWER, Inc.†#	4,772	56,500
Proofpoint, Inc.†#	23,741	1,403,805
PROS Holdings, Inc.†	14,450	278,163
Qlik Technologies, Inc.†	55,078	1,992,171
Rally Software Development Corp.†	15,274	296,621
Sapiens International Corp. NV#	15,061	136,302
SPS Commerce, Inc.†	9,956	647,339
SYNNEX Corp.	17,512	1,447,717
Tyler Technologies, Inc.†	20,282	2,463,857
Ultimate Software Group, Inc.†	17,215	2,785,215

		18,787,257

Security Description	Shares	Value (Note 2)

Entertainment Software — 0.2%
Glu Mobile, Inc.†#	55,228	$357,878
Take-Two Interactive Software, Inc.†	51,287	1,403,725

		1,761,603

Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.	37,217	973,597

Environmental Monitoring & Detection — 0.1%
MSA Safety, Inc.	18,146	811,126

Extended Service Contracts — 0.0%
James River Group Holdings, Ltd.	5,638	132,549

Female Health Care Products — 0.0%
Female Health Co.†#	13,371	31,823

Filtration/Separation Products — 0.3%
CLARCOR, Inc.	30,978	1,908,555
Polypore International, Inc.†	27,698	1,659,387

		3,567,942

Finance - Auto Loans — 0.1%
Consumer Portfolio Services, Inc.†	12,908	76,028
Credit Acceptance Corp.†	3,960	912,463
Nicholas Financial, Inc.†	3,715	48,667

		1,037,158

Finance - Commercial — 0.0%
NewStar Financial, Inc.†	16,418	173,538

Finance - Consumer Loans — 0.4%
Encore Capital Group, Inc.†#	15,796	627,259
Enova International, Inc.†	15,813	308,353
Nelnet, Inc., Class A	12,790	525,797
PRA Group, Inc.†#	30,759	1,745,881
Regional Management Corp.†	6,556	114,206
Springleaf Holdings, Inc.†	15,079	716,554
World Acceptance Corp.†#	4,839	394,717

		4,432,767

Finance - Credit Card — 0.1%
Blackhawk Network Holdings, Inc.†#	32,320	1,111,808

Finance - Investment Banker/Broker — 0.6%
Cowen Group, Inc., Class A†	70,899	418,304
Diamond Hill Investment Group, Inc.	1,743	333,436
Evercore Partners, Inc., Class A	20,323	1,035,863
FBR & Co.†	4,915	104,051
FXCM, Inc., Class A#	27,991	40,307
GAIN Capital Holdings, Inc.	14,224	132,283
Greenhill & Co., Inc.	17,370	676,388
INTL. FCStone, Inc.†	9,483	332,569
Investment Technology Group, Inc.	20,818	559,171
KCG Holdings, Inc., Class A†	27,708	373,781
Ladenburg Thalmann Financial Services, Inc.†	61,318	201,736
Moelis & Co.	4,529	130,707
Oppenheimer Holdings, Inc., Class A	6,252	162,177
Piper Jaffray Cos.†	10,006	474,485
RCS Capital Corp., Class A#	5,806	45,403
Stifel Financial Corp.†	40,232	2,142,756

		7,163,417

Finance - Leasing Companies — 0.1%
Aircastle, Ltd.	39,711	963,389
Marlin Business Services Corp.	5,142	91,887

		1,055,276

220

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance - Mortgage Loan/Banker — 0.3%
Arlington Asset Investment Corp., Class A#	13,685	$283,142
Ellie Mae, Inc.†	17,274	1,092,062
Federal Agricultural Mtg. Corp., Class C	6,403	202,143
PennyMac Financial Services, Inc., Class A†	8,231	154,331
PHH Corp.†	31,237	861,829
Stonegate Mtg. Corp.†	8,783	85,898
Walter Investment Management Corp.†#	23,130	382,339

		3,061,744

Finance - Other Services — 0.4%
BGC Partners, Inc., Class A	107,063	1,011,745
Higher One Holdings, Inc.†	20,877	59,291
JG Wentworth Co.†#	7,235	67,864
MarketAxess Holdings, Inc.	23,177	2,050,006
WageWorks, Inc.†	21,571	924,964

		4,113,870

Financial Guarantee Insurance — 0.4%
MGIC Investment Corp.†#	207,998	2,256,778
NMI Holdings, Inc., Class A†	31,054	246,258
Radian Group, Inc.#	117,356	2,103,020

		4,606,056

Firearms & Ammunition — 0.1%
Smith & Wesson Holding Corp.†#	33,762	496,639
Sturm Ruger & Co., Inc.#	11,920	640,581

		1,137,220

Food - Canned — 0.2%
Seneca Foods Corp., Class A†	5,017	141,480
TreeHouse Foods, Inc.†	25,846	1,843,595

		1,985,075

Food - Confectionery — 0.0%
Tootsie Roll Industries, Inc.#	11,905	365,960

Food - Dairy Products — 0.1%
Dean Foods Co.	57,434	1,057,934
Lifeway Foods, Inc.†	2,881	51,455

		1,109,389

Food - Flour & Grain — 0.2%
Post Holdings, Inc.†	31,814	1,376,274
Seaboard Corp.†	175	600,250

		1,976,524

Food - Misc./Diversified — 0.7%
B&G Foods, Inc.	32,965	1,019,937
Boulder Brands, Inc.†	37,416	344,976
Cal-Maine Foods, Inc.#	19,069	1,081,022
Darling Ingredients, Inc.†	101,122	1,587,615
Diamond Foods, Inc.†	13,377	380,709
Inventure Foods, Inc.†	9,403	89,328
J&J Snack Foods Corp.	9,152	986,586
John B. Sanfilippo & Son, Inc.	5,082	257,200
Lancaster Colony Corp.	11,368	1,014,480
Senomyx, Inc.†#	26,125	148,129
Snyder’s-Lance, Inc.	29,252	873,757

		7,783,739

Food - Retail — 0.3%
Fairway Group Holdings Corp.†#	11,372	51,401
Fresh Market, Inc.†#	26,310	835,342
Ingles Markets, Inc., Class A	7,159	349,932
Smart & Final Stores, Inc.†	8,264	139,662
SUPERVALU, Inc.†	124,563	1,099,891

Security Description	Shares	Value (Note 2)

Food - Retail (continued)
Village Super Market, Inc., Class A	4,144	$132,691
Weis Markets, Inc.	6,769	292,218

		2,901,137

Food - Wholesale/Distribution — 0.4%
Calavo Growers, Inc.	8,845	446,230
Chefs’ Warehouse, Inc.†#	11,048	207,150
Fresh Del Monte Produce, Inc.	20,670	778,019
SpartanNash Co.	23,177	724,513
United Natural Foods, Inc.†	30,492	2,045,098

		4,201,010

Footwear & Related Apparel — 0.7%
Crocs, Inc.†	47,286	711,182
Iconix Brand Group, Inc.†	29,565	763,368
Skechers U.S.A., Inc., Class A†	24,021	2,543,103
Steven Madden, Ltd.†	35,808	1,352,826
Weyco Group, Inc.	4,056	113,609
Wolverine World Wide, Inc.#	62,318	1,830,903

		7,314,991

Forestry — 0.0%
Deltic Timber Corp.	6,825	440,485

Funeral Services & Related Items — 0.1%
Carriage Services, Inc.	9,852	245,118
Matthews International Corp., Class A	18,329	910,035

		1,155,153

Gambling (Non-Hotel) — 0.2%
Caesars Acquisition Co., Class A†	28,085	206,425
Isle of Capri Casinos, Inc.†	13,311	189,149
Pinnacle Entertainment, Inc.†	36,616	1,353,694

		1,749,268

Gas - Distribution — 1.1%
Chesapeake Utilities Corp.	8,941	470,565
Laclede Group, Inc.	26,499	1,417,961
New Jersey Resources Corp.	51,780	1,557,025
Northwest Natural Gas Co.#	16,674	745,328
ONE Gas, Inc.	31,936	1,415,723
Piedmont Natural Gas Co., Inc.	47,888	1,785,743
South Jersey Industries, Inc.	40,528	1,069,534
Southwest Gas Corp.	28,573	1,556,086
WGL Holdings, Inc.	31,891	1,835,008

		11,852,973

Gold Mining — 0.0%
Gold Resource Corp.#	23,135	67,786

Golf — 0.0%
Callaway Golf Co.#	47,637	449,693

Hazardous Waste Disposal — 0.1%
Heritage-Crystal Clean, Inc.†	5,629	79,988
US Ecology, Inc.	13,242	610,589

		690,577

Health Care Cost Containment — 0.1%
CorVel Corp.†	6,812	244,551
ExamWorks Group, Inc.†	22,302	911,706
HealthEquity, Inc.†	6,430	170,459

		1,326,716

Healthcare Safety Devices — 0.0%
Tandem Diabetes Care, Inc.†	5,150	62,160

221

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Healthcare Safety Devices (continued)
Unilife Corp.†#	67,206	$164,991

		227,151

Heart Monitors — 0.1%
HeartWare International, Inc.†	10,437	769,937

Home Furnishings — 0.3%
American Woodmark Corp.†	7,564	388,336
Ethan Allen Interiors, Inc.#	15,511	389,326
Flexsteel Industries, Inc.	3,005	113,499
La-Z-Boy, Inc.	32,159	853,178
Select Comfort Corp.†	33,348	1,038,790

		2,783,129

Hotels/Motels — 0.3%
Belmond, Ltd., Class A†	59,351	724,082
Diamond Resorts International, Inc.†	21,736	675,990
Interval Leisure Group, Inc.	24,405	635,018
Intrawest Resorts Holdings, Inc.†	8,258	103,720
La Quinta Holdings, Inc.†	27,208	676,391
Marcus Corp.	11,045	216,482
Morgans Hotel Group Co.†	17,942	123,082

		3,154,765

Housewares — 0.1%
Libbey, Inc.	13,197	521,281
Lifetime Brands, Inc.	6,403	93,036
NACCO Industries, Inc., Class A	2,986	170,859

		785,176

Human Resources — 0.8%
AMN Healthcare Services, Inc.†	28,571	759,703
Barrett Business Services, Inc.	4,409	158,768
CDI Corp.	8,662	107,149
Cross Country Healthcare, Inc.†	19,115	203,001
Heidrick & Struggles International, Inc.	11,185	281,191
Insperity, Inc.	13,931	733,049
Kelly Services, Inc., Class A	16,808	260,860
Kforce, Inc.	15,243	335,498
Korn/Ferry International	30,558	980,606
Monster Worldwide, Inc.†#	55,925	339,465
On Assignment, Inc.†	31,358	1,175,611
Paylocity Holding Corp.†	5,147	172,322
Resources Connection, Inc.	23,812	373,610
Team Health Holdings, Inc.†	43,156	2,523,763
TriNet Group, Inc.†	9,660	289,124
TrueBlue, Inc.†	25,399	723,364

		9,417,084

Identification Systems — 0.1%
Brady Corp., Class A	29,480	745,844
Checkpoint Systems, Inc.	25,607	250,181
Imprivata Inc†	3,649	57,654

		1,053,679

Independent Power Producers — 0.4%
Abengoa Yield plc#	17,559	674,968
Dynegy, Inc.†	75,504	2,441,799
NRG Yield, Inc., Class A#	14,626	387,589
NRG Yield, Inc., Class C#	14,626	395,926
Ormat Technologies, Inc.	20,232	750,607

		4,650,889

Industrial Audio & Video Products — 0.0%
Turtle Beach Corp.†#	4,309	7,799

Security Description	Shares	Value (Note 2)

Industrial Automated/Robotic — 0.3%
Cognex Corp.	53,358	$2,692,978
Hurco Cos., Inc.	3,983	133,152

		2,826,130

Instruments - Controls — 0.3%
Control4 Corp.†	7,022	63,900
Watts Water Technologies, Inc., Class A	17,510	930,306
Woodward, Inc.	40,740	2,075,296

		3,069,502

Instruments - Scientific — 0.2%
FEI Co.	25,964	2,118,662
Fluidigm Corp.†#	17,242	407,601

		2,526,263

Insurance Brokers — 0.0%
Crawford & Co., Class B	17,187	125,293
eHealth, Inc.†	10,917	142,358

		267,651

Insurance - Life/Health — 0.6%
American Equity Investment Life Holding Co.	45,672	1,160,525
CNO Financial Group, Inc.	126,000	2,268,000
FBL Financial Group, Inc., Class A	5,937	341,021
Fidelity & Guaranty Life	6,916	151,875
Independence Holding Co.	4,721	55,425
Kansas City Life Insurance Co.	2,334	103,840
National Western Life Insurance Co., Class A	1,371	335,868
Phoenix Cos., Inc.†	3,502	60,620
Primerica, Inc.	31,147	1,377,632
Symetra Financial Corp.	46,311	1,132,767
Trupanion, Inc.†#	5,132	43,006

		7,030,579

Insurance - Multi-line — 0.2%
Citizens, Inc.†#	27,022	150,242
Horace Mann Educators Corp.	25,025	861,361
Kemper Corp.	26,507	948,686
United Fire Group, Inc.	12,679	386,836

		2,347,125

Insurance - Property/Casualty — 1.2%
Ambac Financial Group, Inc.†	27,652	646,504
AMERISAFE, Inc.	11,474	490,399
AmTrust Financial Services, Inc.#	18,459	1,110,863
Atlas Financial Holdings, Inc.†	7,070	132,987
Baldwin & Lyons, Inc., Class B	5,705	128,305
Donegal Group, Inc., Class A	4,997	73,956
EMC Insurance Group, Inc.	3,100	109,988
Employers Holdings, Inc.	19,279	436,091
Enstar Group, Ltd.†	5,241	794,640
Federated National Holding Co.	8,482	217,818
First American Financial Corp.	64,702	2,310,508
Global Indemnity PLC†	5,020	137,849
Hallmark Financial Services, Inc.†	8,701	96,581
HCI Group, Inc.#	5,539	239,451
Heritage Insurance Holdings, Inc.†	4,240	89,040
Infinity Property & Casualty Corp.	7,073	511,731
Meadowbrook Insurance Group, Inc.	30,779	262,237
National General Holdings Corp.	21,808	423,511
National Interstate Corp.	4,353	111,306
Navigators Group, Inc.†	6,437	499,640
OneBeacon Insurance Group, Ltd., Class A	13,926	200,534
RLI Corp.	26,415	1,285,618
Safety Insurance Group, Inc.	7,969	444,670

222

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance - Property/Casualty (continued)
Selective Insurance Group, Inc.	34,543	$936,461
State Auto Financial Corp.	9,308	197,795
Stewart Information Services Corp.	13,201	495,962
Third Point Reinsurance, Ltd.†	34,888	502,736
United Insurance Holdings Corp.	10,218	147,344
Universal Insurance Holdings, Inc.	19,152	488,951

		13,523,476

Insurance - Reinsurance — 0.3%
Argo Group International Holdings, Ltd.	17,688	931,273
Essent Group, Ltd.†	27,367	698,132
Greenlight Capital Re, Ltd., Class A†	17,408	533,381
Maiden Holdings, Ltd.	30,722	429,494
Montpelier Re Holdings, Ltd.	22,469	855,395
State National Cos., Inc.	16,079	172,045

		3,619,720

Internet Application Software — 0.1%
Bazaarvoice, Inc.†#	30,704	175,627
Box, Inc., Class A†#	7,849	138,456
Connecture, Inc.†	3,858	48,881
Intralinks Holdings, Inc.†	24,125	256,449
Lionbridge Technologies, Inc.†	39,716	219,232
RealNetworks, Inc.†	14,109	78,587
Textura Corp.†#	11,455	333,455
VirnetX Holding Corp.†#	26,132	125,695
Yodlee, Inc.†#	4,308	61,777
Zendesk, Inc.†#	6,982	160,795

		1,598,954

Internet Connectivity Services — 0.1%
Boingo Wireless, Inc.†	14,254	128,144
Cogent Communications Holdings, Inc.	28,631	899,586
Internap Corp.†	33,372	325,043

		1,352,773

Internet Content - Entertainment — 0.1%
Global Eagle Entertainment, Inc.†#	23,432	317,972
Limelight Networks, Inc.†	37,038	161,856
Shutterstock, Inc.†#	9,348	598,179

		1,078,007

Internet Content - Information/News — 0.2%
Bankrate, Inc.†	41,190	502,518
DHI Group, Inc.†	23,805	201,628
HealthStream, Inc.†	13,001	368,838
Reis, Inc.	5,076	110,251
Travelzoo, Inc.†	4,530	54,632
WebMD Health Corp.†	23,806	1,092,696
XO Group, Inc.†	16,539	268,593

		2,599,156

Internet Incubators — 0.0%
ModusLink Global Solutions, Inc.†	22,719	78,380
Safeguard Scientifics, Inc.†	12,677	227,172

		305,552

Internet Infrastructure Software — 0.0%
Unwired Planet, Inc.†	60,202	40,468

Internet Security — 0.1%
VASCO Data Security International, Inc.†#	18,091	481,944
Zix Corp.†	36,411	167,127

		649,071

Security Description	Shares	Value (Note 2)

Internet Telephone — 0.3%
8x8, Inc.†	54,416	$453,829
j2 Global, Inc.	29,219	1,940,434
magicJack VocalTec, Ltd.†#	10,957	90,395
RingCentral, Inc.†#	17,218	294,256
TeleCommunication Systems, Inc., Class A†	29,581	94,659

		2,873,573

Investment Companies — 0.0%
Acacia Research Corp.#	30,761	314,070

Investment Management/Advisor Services — 0.6%
Altisource Asset Management Corp.†	866	147,558
Altisource Portfolio Solutions SA†#	8,165	224,701
Ashford, Inc.†	494	47,671
Calamos Asset Management, Inc., Class A	10,487	128,466
CIFC Corp.#	3,690	28,524
Cohen & Steers, Inc.	11,903	446,362
Financial Engines, Inc.#	31,612	1,356,155
GAMCO Investors, Inc., Class A	3,942	271,959
Janus Capital Group, Inc.#	91,863	1,667,313
Manning & Napier, Inc.	8,386	92,749
Medley Management, Inc.#	3,687	42,695
OM Asset Management PLC	14,888	289,869
Pzena Investment Management, Inc., Class A	6,982	61,861
Silvercrest Asset Management Group, Inc., Class A	3,459	44,967
Virtus Investment Partners, Inc.	4,345	540,561
Westwood Holdings Group, Inc.	4,501	255,432
WisdomTree Investments, Inc.	66,132	1,412,580

		7,059,423

Lasers - System/Components — 0.2%
Applied Optoelectronics, Inc.†#	9,085	162,258
Coherent, Inc.†	15,320	953,517
Electro Scientific Industries, Inc.	15,038	82,258
II-VI, Inc.†	32,289	602,836
Newport Corp.†	24,490	462,616
Rofin-Sinar Technologies, Inc.†	17,225	490,051

		2,753,536

Leisure Products — 0.0%
Escalade, Inc.	6,086	111,252
Johnson Outdoors, Inc., Class A	3,069	73,564
Marine Products Corp.	6,514	40,191

		225,007

Lighting Products & Systems — 0.1%
Revolution Lighting Technologies, Inc.†#	20,118	25,147
TCP International Holdings Ltd†#	4,389	17,249
Universal Display Corp.†#	24,913	1,338,077

		1,380,473

Linen Supply & Related Items — 0.2%
G&K Services, Inc., Class A	12,257	854,068
UniFirst Corp.	9,066	1,036,334

		1,890,402

Machinery - Construction & Mining — 0.1%
Astec Industries, Inc.	11,600	479,660
Hyster-Yale Materials Handling, Inc.	6,314	448,041

		927,701

Machinery - Electrical — 0.1%
Franklin Electric Co., Inc.	29,311	1,031,454

223

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Machinery - Farming — 0.1%
Alamo Group, Inc.	4,383	$232,168
Lindsay Corp.#	7,497	603,808

		835,976

Machinery - General Industrial — 0.4%
Albany International Corp., Class A	17,295	684,536
Altra Industrial Motion Corp.	16,631	457,352
Applied Industrial Technologies, Inc.	25,666	1,087,468
Chart Industries, Inc.†	18,721	607,684
DXP Enterprises, Inc.†	7,956	326,276
Intevac, Inc.†	14,688	79,903
Kadant, Inc.	6,866	323,389
Manitex International, Inc.†#	8,493	65,821
Tennant Co.	11,319	721,699
Twin Disc, Inc.	5,077	90,523
Xerium Technologies, Inc.†	6,700	114,570

		4,559,221

Machinery - Material Handling — 0.0%
Columbus McKinnon Corp.	12,195	278,168

Machinery - Pumps — 0.0%
Gorman-Rupp Co.	11,580	324,587

Machinery - Thermal Process — 0.0%
Global Power Equipment Group, Inc.	10,515	78,652

Marine Services — 0.0%
Great Lakes Dredge & Dock Corp.†	36,753	204,347

Medical Imaging Systems — 0.1%
Analogic Corp.	7,628	645,405

Medical Information Systems — 0.3%
Computer Programs & Systems, Inc.#	6,860	358,984
Everyday Health, Inc.†	4,648	57,635
Medidata Solutions, Inc.†	33,239	1,928,194
Merge Healthcare, Inc.†	43,444	198,105
Quality Systems, Inc.	30,614	484,926

		3,027,844

Medical Instruments — 0.9%
Abaxis, Inc.#	13,799	732,865
AngioDynamics, Inc.†	15,180	243,639
AtriCure, Inc.†	16,839	386,287
Cardiovascular Systems, Inc.†	16,994	475,492
CONMED Corp.	16,723	928,795
CryoLife, Inc.	17,256	184,812
Endologix, Inc.†#	39,333	656,468
Entellus Medical, Inc.†	3,117	72,782
Integra LifeSciences Holdings Corp.†	15,347	1,030,858
Natus Medical, Inc.†	19,750	771,435
Navidea Biopharmaceuticals, Inc.†#	92,612	115,765
NuVasive, Inc.†	28,632	1,447,348
Spectranetics Corp.†#	25,548	634,357
SurModics, Inc.†	8,353	206,152
Symmetry Surgical, Inc.†	5,759	50,852
Thoratec Corp.†	32,696	1,484,071
TransEnterix, Inc.†#	17,614	79,439
Vascular Solutions, Inc.†	10,523	343,365

		9,844,782

Medical Labs & Testing Services — 0.1%
Bio-Reference Laboratories, Inc.†	15,091	501,323
Invitae Corp.†#	3,872	48,206
NeoStem, Inc.†#	14,541	30,972

Security Description	Shares	Value (Note 2)

Medical Labs & Testing Services (continued)
Roka Bioscience, Inc.†#	3,086	$8,240

		588,741

Medical Laser Systems — 0.0%
Cynosure, Inc., Class A†	13,713	489,554
PhotoMedex, Inc.†	7,996	13,673

		503,227

Medical Products — 1.4%
ABIOMED, Inc.†	24,533	1,465,111
Accuray, Inc.†#	47,167	289,841
Atrion Corp.	944	353,887
Cantel Medical Corp.	20,766	966,865
Cerus Corp.†#	57,808	287,884
Cyberonics, Inc.†	16,488	1,055,397
Exactech, Inc.†	6,003	128,344
Globus Medical, Inc., Class A†	40,415	1,048,365
Greatbatch, Inc.†	15,287	794,618
Haemonetics Corp.†	31,984	1,321,579
Hanger, Inc.†	21,636	497,412
Intersect ENT, Inc.†	3,603	85,535
Invacare Corp.	19,757	429,320
K2M Group Holdings, Inc.†	5,422	141,731
LDR Holding Corp.†	10,208	413,628
Luminex Corp.†	23,043	386,431
MiMedx Group, Inc.†#	57,206	592,082
NanoString Technologies, Inc.†#	6,173	86,669
NxStage Medical, Inc.†	37,737	611,717
Orthofix International NV†	11,328	371,219
Rockwell Medical, Inc.†#	28,825	319,093
Sientra, Inc.†	3,533	79,598
T2 Biosystems, Inc.†	3,674	61,686
Tornier NV†	21,845	580,640
TriVascular Technologies, Inc.†#	4,565	24,879
West Pharmaceutical Services, Inc.	43,423	2,350,921
Wright Medical Group, Inc.†	30,664	840,194
Zeltiq Aesthetics, Inc.†#	17,861	490,463

		16,075,109

Medical Sterilization Products — 0.2%
STERIS Corp.	36,306	2,426,330

Medical - Biomedical/Gene — 4.4%
Acceleron Pharma, Inc.†	10,108	340,943
Achillion Pharmaceuticals, Inc.†#	69,361	685,980
Acorda Therapeutics, Inc.†	25,589	779,953
Aegerion Pharmaceuticals, Inc.†#	18,116	352,900
Agenus, Inc.†#	38,240	312,803
Alder Biopharmaceuticals, Inc.†	6,117	260,095
AMAG Pharmaceuticals, Inc.†	15,902	1,106,461
ANI Pharmaceuticals, Inc.†	4,224	212,805
Applied Genetic Technologies Corp.†	3,467	69,513
Aratana Therapeutics, Inc.†	17,647	239,470
Ardelyx, Inc.†	3,032	33,200
Arena Pharmaceuticals, Inc.†#	146,838	576,339
ARIAD Pharmaceuticals, Inc.†#	101,283	929,778
Atara Biotherapeutics, Inc.†#	3,533	149,658
Avalanche Biotechnologies, Inc.†	4,240	158,067
BioCryst Pharmaceuticals, Inc.†#	43,057	482,669
BioTime, Inc.†#	31,975	149,643
Bluebird Bio, Inc.†	15,016	2,916,858
Cambrex Corp.†	18,815	752,976
Celldex Therapeutics, Inc.†	59,561	1,719,526
ChemoCentryx, Inc.†#	16,807	145,717
Coherus Biosciences, Inc.†	4,180	102,703

224

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
CTI BioPharma Corp.†#	92,146	$178,763
Cytokinetics, Inc.†	21,257	135,407
CytRx Corp.†#	34,272	140,858
Dermira, Inc.†#	4,800	72,000
Dynavax Technologies Corp.†#	16,150	367,735
Eleven Biotherapeutics, Inc.†#	2,816	7,913
Emergent Biosolutions, Inc.†	17,952	571,951
Endocyte, Inc.†#	22,776	138,250
Enzo Biochem, Inc.†	20,995	51,018
Epizyme, Inc.†	7,870	149,294
Exact Sciences Corp.†#	53,916	1,456,271
Exelixis, Inc.†#	119,629	376,831
Five Prime Therapeutics, Inc.†	12,429	318,680
Foundation Medicine, Inc.†#	8,581	306,942
Galena Biopharma, Inc.†#	72,520	113,856
Genocea Biosciences, Inc.†#	2,401	25,475
Geron Corp.†#	96,429	372,216
Halozyme Therapeutics, Inc.†#	63,533	1,102,297
Idera Pharmaceuticals, Inc.†#	52,434	201,347
ImmunoGen, Inc.†#	52,728	473,497
Immunomedics, Inc.†#	50,806	196,111
Inovio Pharmaceuticals, Inc.†#	36,963	310,859
Insmed, Inc.†	37,380	820,117
Intrexon Corp.†#	22,989	968,297
Isis Pharmaceuticals, Inc.†#	71,495	4,813,043
Karyopharm Therapeutics, Inc.†#	8,336	224,405
Kite Pharma, Inc.†#	5,787	319,153
KYTHERA Biopharmaceuticals, Inc.†#	12,012	605,044
Lexicon Pharmaceuticals, Inc.†#	20,060	141,020
Ligand Pharmaceuticals, Inc.†#	12,071	1,063,576
Loxo Oncology, Inc.†	2,224	27,444
MacroGenics, Inc.†	12,276	397,129
Medicines Co.†	39,950	1,132,982
Merrimack Pharmaceuticals, Inc.†#	60,325	711,835
Momenta Pharmaceuticals, Inc.†	29,515	585,873
Neuralstem, Inc.†#	42,242	65,053
NewLink Genetics Corp.†#	12,167	525,006
Novavax, Inc.†	163,011	1,467,099
Omeros Corp.†#	22,863	453,831
OncoMed Pharmaceuticals, Inc.†#	7,764	193,479
Oncothyreon, Inc.†#	49,616	169,687
Organovo Holdings, Inc.†#	38,398	192,374
Otonomy, Inc.†	4,417	108,305
OvaScience, Inc.†#	9,482	321,724
Pacific Biosciences of California, Inc.†	35,339	199,312
PDL BioPharma, Inc.	98,676	659,156
Peregrine Pharmaceuticals, Inc.†#	108,437	152,896
Prothena Corp. PLC†	18,661	735,990
PTC Therapeutics, Inc.†	15,018	872,396
Puma Biotechnology, Inc.†#	14,965	2,924,909
Repligen Corp.†	19,687	802,442
Retrophin, Inc.†	16,706	528,578
Rigel Pharmaceuticals, Inc.†	53,783	187,703
RTI Surgical, Inc.†	34,792	225,104
Sage Therapeutics, Inc.†	3,533	264,516
Sangamo BioSciences, Inc.†	41,757	511,523
Second Sight Medical Products, Inc.†#	2,473	35,611
Sequenom, Inc.†#	71,517	239,582
Spark Therapeutics, Inc.†	4,891	360,173
Spectrum Pharmaceuticals, Inc.†#	40,296	252,656
Stemline Therapeutics, Inc.†#	7,096	97,712
Sunesis Pharmaceuticals, Inc.†	30,398	72,043
Synageva BioPharma Corp.†	14,123	3,013,989
Theravance Biopharma, Inc.†#	14,457	201,675

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
Theravance, Inc.#	50,602	$855,174
Tobira Therapeutics, Inc.†#	1,054	13,850
Tokai Pharmaceuticals, Inc.†#	3,634	41,319
Trius Therapeutics, Inc. CVR(1)(2)	24,953	0
Ultragenyx Pharmaceutical, Inc.†	4,312	375,144
Veracyte, Inc.†#	3,993	41,926
Verastem, Inc.†	17,072	147,673
Versartis, Inc.†	4,259	66,185
XOMA Corp.†#	51,528	181,379
Zeneca, Inc. CVR(1)(2)	3,950	10,033
ZIOPHARM Oncology, Inc.†#	55,205	523,343

		49,446,096

Medical - Drugs — 2.6%
ACADIA Pharmaceuticals, Inc.†#	48,413	1,994,616
AcelRx Pharmaceuticals, Inc.†#	15,231	53,309
Achaogen, Inc.†#	4,240	25,101
Adamas Pharmaceuticals, Inc.†	1,795	32,292
Aerie Pharmaceuticals, Inc.†#	6,456	71,855
Akorn, Inc.†	38,304	1,758,154
Alimera Sciences, Inc.†#	16,112	68,154
Ampio Pharmaceuticals, Inc.†#	25,133	60,319
Anacor Pharmaceuticals, Inc.†#	20,239	1,441,422
Array BioPharma, Inc.†#	84,881	649,340
BioSpecifics Technologies Corp.†	2,234	106,428
Cempra, Inc.†	18,253	670,068
Chimerix, Inc.†	18,567	777,029
Clovis Oncology, Inc.†#	15,162	1,401,575
Corcept Therapeutics, Inc.†#	32,782	200,626
Cytori Therapeutics, Inc.†#	41,470	27,416
Dicerna Pharmaceuticals, Inc.†	2,186	36,156
Durata Therapeutics CVR(1)(2)	9,546	0
Enanta Pharmaceuticals, Inc.†#	6,351	259,629
FibroGen, Inc.†	5,723	104,216
Furiex Pharmaceuticals CVR(1)(2)	4,550	0
Galectin Therapeutics, Inc.†#	11,069	27,783
Immune Design Corp.†#	3,743	81,710
Infinity Pharmaceuticals, Inc.†	29,827	386,558
Insys Therapeutics, Inc.†#	6,138	365,825
Intra-Cellular Therapies, Inc.†	12,076	316,995
Ironwood Pharmaceuticals, Inc.†	73,425	1,036,027
Keryx Biopharmaceuticals, Inc.†#	61,550	640,120
Lannett Co., Inc.†#	15,804	879,177
NanoViricides, Inc.†#	24,631	38,178
Ohr Pharmaceutical, Inc.†#	12,923	35,021
Ophthotech Corp.†	8,525	426,420
OPKO Health, Inc.†#	121,081	2,140,712
Orexigen Therapeutics, Inc.†#	75,291	368,926
Pacira Pharmaceuticals, Inc.†#	21,908	1,713,425
Pain Therapeutics, Inc.†	23,375	46,049
Pernix Therapeutics Holdings, Inc.†#	20,439	130,196
PharMerica Corp.†	18,428	612,915
POZEN, Inc.†	16,790	108,295
PRA Health Sciences, Inc.†	11,996	401,386
Prestige Brands Holdings, Inc.†	31,837	1,398,281
Progenics Pharmaceuticals, Inc.†#	42,738	240,615
Radius Health Inc†#	4,759	229,479
Raptor Pharmaceutical Corp.†#	48,530	597,404
Receptos, Inc.†	13,480	2,222,717
Regulus Therapeutics, Inc.†#	8,431	119,046
Relypsa, Inc.†	12,575	462,634
Repros Therapeutics, Inc.†#	14,192	102,324
Sagent Pharmaceuticals, Inc.†	13,444	300,205
SciClone Pharmaceuticals, Inc.†	31,640	292,986
Sucampo Pharmaceuticals, Inc., Class A†	10,896	176,842

225

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Drugs (continued)
Supernus Pharmaceuticals, Inc.†	17,993	$255,860
Synergy Pharmaceuticals, Inc.†#	57,573	247,564
Synta Pharmaceuticals Corp.†#	39,862	85,305
TESARO, Inc.†#	13,007	764,291
Tetraphase Pharmaceuticals, Inc.†	18,641	799,326
TG Therapeutics, Inc.†#	16,857	265,329
TherapeuticsMD, Inc.†#	72,236	511,431
Vanda Pharmaceuticals, Inc.†#	20,480	206,643
VIVUS, Inc.†#	55,244	139,767
XenoPort, Inc.†	35,553	211,896
Zogenix, Inc.†#	75,482	128,319
ZS Pharma Inc†	4,200	245,700

		29,497,387

Medical - Generic Drugs — 0.2%
Amphastar Pharmaceuticals, Inc.†	5,676	87,070
Impax Laboratories, Inc.†	43,046	2,023,592

		2,110,662

Medical - HMO — 0.5%
Magellan Health, Inc.†	16,933	1,145,179
Molina Healthcare, Inc.†	18,554	1,349,618
Triple-S Management Corp., Class B†	15,309	367,416
Universal American Corp.†	25,964	266,391
WellCare Health Plans, Inc.†	26,956	2,309,320

		5,437,924

Medical - Hospitals — 0.3%
Acadia Healthcare Co., Inc.†	26,278	1,948,251
Adeptus Health, Inc., Class A†#	3,462	242,513
Select Medical Holdings Corp.	48,380	791,013

		2,981,777

Medical - Nursing Homes — 0.2%
Ensign Group, Inc.	13,626	631,838
Genesis Healthcare, Inc.†	14,390	91,808
Kindred Healthcare, Inc.	47,988	1,099,405
National HealthCare Corp.	6,331	398,346

		2,221,397

Medical - Outpatient/Home Medical — 0.5%
Addus HomeCare Corp.†	3,881	108,707
Air Methods Corp.†#	24,056	1,014,201
Almost Family, Inc.†	5,137	197,261
Amedisys, Inc.†	16,785	520,671
Amsurg Corp.†	26,018	1,752,052
Chemed Corp.	10,777	1,338,395
Civitas Solutions, Inc.†	7,189	159,452
LHC Group, Inc.†	7,589	278,972
Providence Service Corp.†	7,081	340,313

		5,710,024

Medical - Wholesale Drug Distribution — 0.1%
Owens & Minor, Inc.	38,766	1,291,683

Metal Processors & Fabrication — 0.6%
Ampco-Pittsburgh Corp.	5,100	84,150
ARC Group Worldwide, Inc.†	1,885	10,707
CIRCOR International, Inc.	10,851	578,575
Dynamic Materials Corp.	8,568	95,105
Global Brass & Copper Holdings, Inc.	13,112	225,920
Haynes International, Inc.	7,621	359,330
LB Foster Co., Class A	6,353	242,367
Mueller Industries, Inc.	34,831	1,214,209
NN, Inc.	10,906	297,188

Security Description	Shares	Value (Note 2)

Metal Processors & Fabrication (continued)
RBC Bearings, Inc.†	14,285	$1,001,093
Rexnord Corp.†	46,164	1,182,722
RTI International Metals, Inc.†	18,861	665,227
Sun Hydraulics Corp.	13,673	511,097

		6,467,690

Metal Products - Distribution — 0.0%
A.M. Castle & Co.†#	11,535	69,210
Olympic Steel, Inc.	5,594	98,119

		167,329

Metal - Aluminum — 0.1%
Century Aluminum Co.†	31,598	353,266
Kaiser Aluminum Corp.	11,078	898,758
Noranda Aluminum Holding Corp.	27,246	47,953

		1,299,977

Metal - Diversified — 0.0%
Molycorp, Inc.†#	111,855	59,294

Miscellaneous Manufacturing — 0.3%
American Railcar Industries, Inc.#	5,806	312,189
FreightCar America, Inc.	7,408	166,087
Hillenbrand, Inc.	38,590	1,185,485
John Bean Technologies Corp.	17,904	672,653
TriMas Corp.†	27,790	803,131

		3,139,545

Motion Pictures & Services — 0.0%
Eros International PLC†	13,669	272,697

MRI/Medical Diagnostic Imaging — 0.0%
Alliance HealthCare Services, Inc.†	3,067	56,402
RadNet, Inc.†	20,089	130,779
Surgical Care Affiliates, Inc.†	7,723	293,397

		480,578

Multimedia — 0.3%
Demand Media, Inc.†	5,359	30,010
E.W. Scripps Co., Class A	33,434	783,359
Entravision Communications Corp., Class A	35,530	239,828
Martha Stewart Living Omnimedia, Inc., Class A†	18,368	95,514
Media General, Inc.†#	48,420	801,835
Meredith Corp.	22,069	1,165,243

		3,115,789

Networking Products — 0.7%
A10 Networks, Inc.†	7,814	47,275
Anixter International, Inc.†	16,693	1,135,124
Black Box Corp.	9,559	191,754
Calix, Inc.†	25,483	203,864
Cyan, Inc.†	16,890	89,348
Extreme Networks, Inc.†	59,288	160,670
Gigamon, Inc.†	14,860	457,094
Infinera Corp.†	78,444	1,619,084
Ixia†	35,383	445,118
LogMeIn, Inc.†	14,919	946,909
NETGEAR, Inc.†	21,251	658,569
ParkerVision, Inc.†#	59,428	21,988
Polycom, Inc.†	84,884	1,143,387
Procera Networks, Inc.†	12,694	145,981
Ruckus Wireless, Inc.†	39,837	418,687

		7,684,852

Non-Ferrous Metals — 0.1%
Globe Specialty Metals, Inc.	39,225	758,219

226

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Non-Ferrous Metals (continued)
Horsehead Holding Corp.†#	34,008	$422,380
Materion Corp.	12,654	470,602

		1,651,201

Non-Hazardous Waste Disposal — 0.0%
Casella Waste Systems, Inc., Class A†	23,992	131,956
Quest Resource Holding Corp.†#	8,551	9,235

		141,191

Office Automation & Equipment — 0.0%
Eastman Kodak Co.†	10,846	206,725

Office Furnishings - Original — 0.5%
Herman Miller, Inc.	36,399	1,008,252
HNI Corp.	27,711	1,343,706
Interface, Inc.	40,843	879,350
Kimball International, Inc., Class B	21,370	260,500
Knoll, Inc.	29,756	677,247
Steelcase, Inc., Class A	50,792	873,623

		5,042,678

Office Supplies & Forms — 0.0%
ACCO Brands Corp.†	70,108	515,294

Oil & Gas Drilling — 0.1%
Hercules Offshore, Inc.†#	98,706	63,369
North Atlantic Drilling, Ltd.#	43,920	58,414
Parker Drilling Co.†	74,431	252,321
Parsley Energy, Inc., Class A†	32,678	571,538
Vantage Drilling Co.†#	126,280	43,062

		988,704

Oil Companies - Exploration & Production — 1.3%
Abraxas Petroleum Corp.†	56,786	166,383
Approach Resources, Inc.†#	24,192	169,586
Bill Barrett Corp.†	30,536	269,633
Bonanza Creek Energy, Inc.†	23,953	497,743
Callon Petroleum Co.†	40,241	316,294
Carrizo Oil & Gas, Inc.†	31,195	1,564,741
Clayton Williams Energy, Inc.†#	3,619	186,885
Comstock Resources, Inc.#	29,393	104,051
Contango Oil & Gas Co.†	10,697	147,405
Diamondback Energy, Inc.†	26,858	2,089,821
DLB Oil & Gas, Inc.(1)(2)	3,000	0
Eclipse Resources Corp†#	18,618	117,293
Emerald Oil, Inc.†#	1,750	10,538
Energy XXI, Ltd.#	57,598	199,289
Evolution Petroleum Corp.	12,056	83,186
EXCO Resources, Inc.#	93,297	145,543
FMSA Holdings, Inc.†#	15,360	137,165
FX Energy, Inc.†#	33,126	30,811
Gastar Exploration, Inc.†	43,117	131,507
Goodrich Petroleum Corp.†#	21,379	58,792
Halcon Resources Corp.†#	160,219	168,230
Harvest Natural Resources, Inc.†	25,864	51,728
Isramco, Inc.†	548	67,108
Jones Energy, Inc., Class A†	6,857	66,582
Magnum Hunter Resources Corp.†#	122,126	223,491
Matador Resources Co.†	47,931	1,320,020
Midstates Petroleum Co., Inc.†#	22,845	27,871
Miller Energy Resources, Inc.†#	18,442	10,399
Northern Oil and Gas, Inc.†#	37,507	256,173
Panhandle Oil and Gas, Inc., Class A	8,597	173,745
PDC Energy, Inc.†	24,297	1,449,073
Penn Virginia Corp.†#	40,305	187,418
PetroQuest Energy, Inc.†	35,926	62,152

Security Description	Shares	Value (Note 2)

Oil Companies - Exploration & Production (continued)
Resolute Energy Corp.†	47,878	$56,017
Rex Energy Corp.†#	29,540	148,291
Rosetta Resources, Inc.†	44,995	1,051,083
RSP Permian, Inc.†	14,352	408,745
Sanchez Energy Corp.†#	31,295	315,454
Stone Energy Corp.†	34,509	468,632
Swift Energy Co.†#	26,917	57,064
Synergy Resources Corp.†	49,258	566,960
TransAtlantic Petroleum, Ltd.†	13,908	76,216
Triangle Petroleum Corp.†#	41,336	212,054
VAALCO Energy, Inc.†	30,617	68,276
W&T Offshore, Inc.#	21,467	116,137
Warren Resources, Inc.†#	45,247	31,677

		14,067,262

Oil Field Machinery & Equipment — 0.2%
Flotek Industries, Inc.†#	33,049	379,733
Forum Energy Technologies, Inc.†	36,617	759,437
Gulf Island Fabrication, Inc.	8,908	100,304
Mitcham Industries, Inc.†	7,790	32,328
Natural Gas Services Group, Inc.†	7,657	184,916
Profire Energy, Inc.†#	8,999	12,419
Thermon Group Holdings, Inc.†	19,621	445,593

		1,914,730

Oil Refining & Marketing — 0.3%
Adams Resources & Energy, Inc.	1,311	56,242
Alon USA Energy, Inc.	16,089	283,649
Delek US Holdings, Inc.	36,468	1,380,678
Trecora Resources†	12,055	165,636
Vertex Energy, Inc.†#	8,057	22,157
Western Refining, Inc.	30,116	1,324,502

		3,232,864

Oil - Field Services — 0.8%
Basic Energy Services, Inc.†	19,534	170,141
Bristow Group, Inc.	21,865	1,268,170
C&J Energy Services, Ltd.†#	28,289	425,184
CARBO Ceramics, Inc.	12,128	517,259
Exterran Holdings, Inc.	35,989	1,189,796
Glori Energy, Inc.†#	7,486	15,197
Gulfmark Offshore, Inc., Class A#	16,554	222,320
Helix Energy Solutions Group, Inc.†	64,848	1,016,168
Independence Contract Drilling, Inc.†	6,329	46,455
Key Energy Services, Inc.†	80,707	181,591
Matrix Service Co.†	16,229	273,783
McDermott International, Inc.†#	145,957	796,925
Newpark Resources, Inc.†	52,137	442,122
Nuverra Environmental Solutions, Inc.†#	9,276	47,771
PHI, Inc.†	7,738	251,795
Pioneer Energy Services Corp.†	38,556	270,663
SEACOR Holdings, Inc.†	11,414	800,350
Tesco Corp.	21,320	256,267
TETRA Technologies, Inc.†	48,497	305,046
Willbros Group, Inc.†	24,584	45,726

		8,542,729

Optical Recognition Equipment — 0.0%
Digimarc Corp.†	4,012	123,931

Optical Supplies — 0.0%
Ocular Therapeutix, Inc.†#	3,533	85,393
STAAR Surgical Co.†#	23,589	220,321

		305,714

227

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Paper & Related Products — 0.3%
Clearwater Paper Corp.†	11,589	$695,456
Neenah Paper, Inc.	10,175	613,451
Orchids Paper Products Co.	4,960	111,600
P.H. Glatfelter Co.	26,463	621,616
Resolute Forest Products, Inc.†	40,071	478,848
Schweitzer-Mauduit International, Inc.	18,717	755,418

		3,276,389

Patient Monitoring Equipment — 0.2%
Insulet Corp.†	34,049	962,565
Masimo Corp.†	27,461	963,881

		1,926,446

Pharmacy Services — 0.1%
BioScrip, Inc.†#	42,043	149,253
Diplomat Pharmacy, Inc.†#	10,556	407,989
Liberator Medical Holdings, Inc.#	19,353	50,705
Vitae Pharmaceuticals, Inc.†#	3,448	42,272

		650,219

Physical Therapy/Rehabilitation Centers — 0.3%
AAC Holdings, Inc.†#	3,533	137,292
HealthSouth Corp.	54,131	2,336,294
U.S. Physical Therapy, Inc.	7,504	374,150

		2,847,736

Physicians Practice Management — 0.1%
Healthways, Inc.†	19,307	292,694
IPC Healthcare, Inc.†	10,527	519,718

		812,412

Pipelines — 0.2%
Primoris Services Corp.	23,333	437,960
SemGroup Corp., Class A	26,184	2,060,681

		2,498,641

Platinum — 0.1%
Stillwater Mining Co.†	73,611	1,066,623

Pollution Control — 0.0%
CECO Environmental Corp.	12,927	146,721

Poultry — 0.1%
Sanderson Farms, Inc.#	14,176	1,155,769

Power Converter/Supply Equipment — 0.3%
Advanced Energy Industries, Inc.†	25,259	720,387
Capstone Turbine Corp.†#	202,040	84,857
Generac Holdings, Inc.†#	42,293	1,767,002
Powell Industries, Inc.	5,711	207,195
PowerSecure International, Inc.†	13,741	204,603
Vicor Corp.†	10,091	137,540

		3,121,584

Precious Metals — 0.0%
Coeur Mining, Inc.†	82,617	450,263

Printing - Commercial — 0.5%
ARC Document Solutions, Inc.†	25,250	189,122
Cenveo, Inc.†#	34,050	85,125
Cimpress NV†	20,452	1,683,609
Deluxe Corp.	30,755	1,963,092
Ennis, Inc.	16,063	270,180
Multi-Color Corp.	7,632	488,829
Quad/Graphics, Inc.	16,980	347,241

		5,027,198

Security Description	Shares	Value (Note 2)

Private Equity — 0.0%
Fifth Street Asset Management, Inc.	3,687	$36,575

Protection/Safety — 0.0%
Landauer, Inc.	5,869	200,016

Publishing-Books — 0.2%
Houghton Mifflin Harcourt Co.†	66,977	1,766,853
Scholastic Corp.	16,301	724,580

		2,491,433

Publishing - Newspapers — 0.1%
A.H. Belo Corp., Class A	11,553	67,123
Daily Journal Corp.†#	665	135,926
Lee Enterprises, Inc.†#	32,932	99,125
McClatchy Co., Class A†	37,534	40,912
New York Times Co., Class A	85,012	1,181,667

		1,524,753

Publishing - Periodicals — 0.1%
Dex Media, Inc.†#	9,133	7,673
Time, Inc.	67,750	1,525,052

		1,532,725

Racetracks — 0.2%
Churchill Downs, Inc.	8,251	1,028,735
Empire Resorts, Inc.†#	9,269	43,471
International Speedway Corp., Class A	17,104	636,782
Penn National Gaming, Inc.†#	48,291	803,079
Speedway Motorsports, Inc.	7,154	156,816

		2,668,883

Radio — 0.1%
Cumulus Media, Inc., Class A†	88,779	209,519
Entercom Communications Corp., Class A†	15,172	172,657
Radio One, Inc., Class D†	14,199	49,981
Saga Communications, Inc., Class A	2,222	87,813
Salem Media Group, Inc., Class A	6,699	31,485
Townsquare Media, Inc.†	5,483	71,663

		623,118

Real Estate Investment Trusts — 8.4%
Acadia Realty Trust	40,879	1,268,067
AG Mtg. Investment Trust, Inc.	17,440	328,570
Agree Realty Corp.	10,782	326,802
Alexander’s, Inc.	1,293	522,178
Altisource Residential Corp.	35,094	628,884
American Assets Trust, Inc.	22,025	866,684
American Capital Mortgage Investment Corp.	31,424	548,977
American Residential Properties, Inc.†#	19,767	366,678
Anworth Mtg. Asset Corp.	69,595	361,894
Apollo Commercial Real Estate Finance, Inc.	34,074	585,051
Apollo Residential Mortgage, Inc.	19,693	313,513
Ares Commercial Real Estate Corp.	17,567	204,656
Armada Hoffler Properties, Inc.	15,370	162,768
ARMOUR Residential REIT, Inc.	219,423	656,075
Ashford Hospitality Prime, Inc.	15,595	245,465
Ashford Hospitality Trust, Inc.	48,066	413,368
Associated Estates Realty Corp.	35,371	1,011,257
Campus Crest Communities, Inc.	39,764	225,064
Capstead Mtg. Corp.	58,843	696,113
CareTrust REIT, Inc.	17,096	222,932
CatchMark Timber Trust, Inc., Class A	11,707	139,313
Cedar Realty Trust, Inc.	48,680	328,590
Chambers Street Properties	145,629	1,109,693
Chatham Lodging Trust	23,056	644,185
Chesapeake Lodging Trust	36,028	1,119,390

228

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Colony Capital, Inc.	65,966	$1,692,688
CorEnergy Infrastructure Trust, Inc.	28,631	190,396
CoreSite Realty Corp.	12,902	608,974
Cousins Properties, Inc.	135,204	1,304,719
CubeSmart	99,574	2,368,865
CyrusOne, Inc.	27,433	885,263
CYS Investments, Inc.#	99,563	891,089
DCT Industrial Trust, Inc.	50,544	1,653,294
DiamondRock Hospitality Co.	120,233	1,583,469
DuPont Fabros Technology, Inc.	39,180	1,263,163
Dynex Capital, Inc.	33,609	261,142
EastGroup Properties, Inc.	19,232	1,069,876
Education Realty Trust, Inc.	28,574	941,228
Empire State Realty Trust, Inc., Class A	56,298	1,017,868
EPR Properties	35,117	2,025,197
Equity One, Inc.	39,846	987,384
Excel Trust, Inc.	37,545	596,590
FelCor Lodging Trust, Inc.	87,086	935,304
First Industrial Realty Trust, Inc.	67,671	1,320,261
First Potomac Realty Trust	36,104	364,650
Franklin Street Properties Corp.	55,278	641,778
GEO Group, Inc.	44,603	1,691,792
Getty Realty Corp.	15,716	264,500
Gladstone Commercial Corp.	10,885	188,637
Government Properties Income Trust#	41,938	818,630
Gramercy Property Trust, Inc.	34,811	926,321
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	16,205	331,878
Hatteras Financial Corp.	59,303	1,065,082
Healthcare Realty Trust, Inc.	59,010	1,405,618
Hersha Hospitality Trust	123,272	784,010
Highwoods Properties, Inc.	55,375	2,322,981
Hudson Pacific Properties, Inc.	43,794	1,335,279
InfraREIT, Inc.†	12,413	376,114
Inland Real Estate Corp.	53,633	543,839
Invesco Mtg. Capital, Inc.	75,632	1,200,280
Investors Real Estate Trust	68,814	498,213
iStar Financial, Inc.†	52,138	740,881
Kite Realty Group Trust	20,203	546,491
Ladder Capital Corp., Class A	9,362	166,363
LaSalle Hotel Properties	68,611	2,501,557
Lexington Realty Trust	126,346	1,159,856
LTC Properties, Inc.	21,393	900,431
Mack-Cali Realty Corp.	54,475	920,627
Medical Properties Trust, Inc.	125,806	1,705,929
Monmouth Real Estate Investment Corp.	34,368	331,308
National Health Investors, Inc.	23,032	1,523,336
New Residential Investment Corp.	120,691	2,058,988
New York Mortgage Trust, Inc.#	64,572	511,410
New York REIT, Inc.	99,650	923,755
One Liberty Properties, Inc.	7,544	167,477
Owens Realty Mortgage, Inc.	6,616	87,860
Parkway Properties, Inc.	48,358	831,274
Pebblebrook Hotel Trust	43,885	1,881,789
Pennsylvania Real Estate Investment Trust	42,237	942,730
PennyMac Mortgage Investment Trust	45,462	835,137
Physicians Realty Trust	42,602	684,188
Potlatch Corp.	24,941	904,859
PS Business Parks, Inc.	11,955	873,911
QTS Realty Trust, Inc., Class A	8,693	323,640
RAIT Financial Trust	50,563	321,581
Ramco-Gershenson Properties Trust	47,453	817,141
Redwood Trust, Inc.	50,981	821,304
Resource Capital Corp.	79,385	331,829
Retail Opportunity Investments Corp.	55,453	905,547

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Rexford Industrial Realty, Inc.	34,378	$501,575
RLJ Lodging Trust	80,432	2,431,459
Rouse Properties, Inc.	22,816	394,032
Ryman Hospitality Properties, Inc.	26,691	1,470,941
Sabra Health Care REIT, Inc.	35,805	948,832
Saul Centers, Inc.	5,985	301,464
Select Income REIT	22,615	530,096
Silver Bay Realty Trust Corp.	23,631	364,863
Sovran Self Storage, Inc.	21,539	1,964,572
STAG Industrial, Inc.	34,805	741,347
Starwood Waypoint Residential Trust	24,031	606,062
STORE Capital Corp.	19,430	405,310
Strategic Hotels & Resorts, Inc.†	164,285	1,984,563
Summit Hotel Properties, Inc.	52,569	702,322
Sun Communities, Inc.	29,499	1,861,682
Sunstone Hotel Investors, Inc.	124,882	1,905,699
Terreno Realty Corp.	26,340	536,019
Trade Street Residential, Inc.#	11,406	83,036
UMH Properties, Inc.	11,800	116,466
Universal Health Realty Income Trust	7,453	356,999
Urstadt Biddle Properties, Inc., Class A	16,500	331,980
Washington Real Estate Investment Trust	40,940	1,025,547
Western Asset Mortgage Capital Corp.#	25,633	389,622
Whitestone REIT	13,770	193,193

		94,521,419

Real Estate Management/Services — 0.2%
HFF, Inc., Class A	20,159	811,198
Kennedy-Wilson Holdings, Inc.	47,718	1,220,150
Marcus & Millichap, Inc.†	4,920	230,797
RE/MAX Holdings, Inc., Class A	6,538	218,696

		2,480,841

Real Estate Operations & Development — 0.2%
Alexander & Baldwin, Inc.	29,940	1,229,636
BBX Capital Corp., Class A†	4,891	78,452
Consolidated-Tomoka Land Co.#	2,632	146,313
Forestar Group, Inc.†	21,453	286,397
FRP Holdings, Inc.†	4,093	124,468
St. Joe Co.†#	38,833	618,610

		2,483,876

Recreational Centers — 0.2%
ClubCorp Holdings, Inc.	13,457	305,877
Life Time Fitness, Inc.†	25,113	1,805,625
Steiner Leisure, Ltd.†	8,335	408,915

		2,520,417

Recreational Vehicles — 0.3%
Arctic Cat, Inc.	7,924	262,126
Brunswick Corp.	56,973	2,907,902
Malibu Boats, Inc., Class A†	5,140	107,786

		3,277,814

Rental Auto/Equipment — 0.1%
Electro Rent Corp.	10,077	103,491
McGrath RentCorp	15,897	483,905
Neff Corp.†	6,437	66,043
Rent-A-Center, Inc.	32,440	981,310

		1,634,749

Research & Development — 0.3%
Albany Molecular Research, Inc.†#	14,471	291,591
Arrowhead Research Corp.†#	31,872	200,793
INC Research Holdings, Inc.†	5,729	198,166

229

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Research & Development (continued)
PAREXEL International Corp.†	34,946	$2,322,861

		3,013,411

Resorts/Theme Parks — 0.3%
Marriott Vacations Worldwide Corp.	16,481	1,454,943
Vail Resorts, Inc.	22,209	2,303,961

		3,758,904

Respiratory Products — 0.0%
Inogen, Inc.†	3,142	117,448

Retail - Apparel/Shoe — 1.3%
Aeropostale, Inc.†#	48,320	91,325
American Eagle Outfitters, Inc.	119,455	1,955,478
ANN, Inc.†	28,772	1,345,091
bebe stores, Inc.	19,268	50,097
Boot Barn Holdings, Inc.†	3,551	86,857
Buckle, Inc.#	17,325	737,698
Burlington Stores, Inc.†	17,608	929,174
Caleres, Inc.	26,828	829,790
Cato Corp., Class A	16,846	628,187
Children’s Place, Inc.	12,566	821,816
Christopher & Banks Corp.†	22,382	128,473
Destination Maternity Corp.	8,422	92,558
Destination XL Group, Inc.†	21,493	104,241
Express, Inc.†	51,768	913,187
Finish Line, Inc., Class A	29,648	775,888
Francesca’s Holdings Corp.†	25,938	406,448
Genesco, Inc.†	14,737	975,442
Guess?, Inc.	37,764	662,381
Men’s Wearhouse, Inc.	29,468	1,709,439
New York & Co., Inc.†	18,003	45,728
Pacific Sunwear of California, Inc.†	30,512	47,294
Shoe Carnival, Inc.	9,292	256,831
Stein Mart, Inc.	17,056	181,135
Tilly’s, Inc., Class A†	6,512	62,776
Vera Bradley, Inc.†#	13,398	181,409
Winmark Corp.	1,446	132,931

		14,151,674

Retail - Appliances — 0.1%
Conn’s, Inc.†#	17,016	629,422
hhgregg, Inc.†#	7,392	28,459

		657,881

Retail - Auto Parts — 0.0%
Pep Boys-Manny Moe & Jack†	32,712	331,373

Retail - Automobile — 0.5%
America’s Car-Mart, Inc.†	4,778	253,521
Asbury Automotive Group, Inc.†	16,775	1,427,888
Group 1 Automotive, Inc.	14,876	1,224,443
Lithia Motors, Inc., Class A	14,025	1,492,961
Rush Enterprises, Inc., Class A†	21,107	560,813
Sonic Automotive, Inc., Class A	24,492	569,439

		5,529,065

Retail - Bedding — 0.1%
Mattress Firm Holding Corp.†	9,208	544,009

Retail - Bookstores — 0.1%
Barnes & Noble, Inc.†	25,203	592,775

Retail - Building Products — 0.1%
Lumber Liquidators Holdings, Inc.†#	16,853	343,801
Tile Shop Holdings, Inc.†	17,233	214,896

		558,697

Security Description	Shares	Value (Note 2)

Retail - Computer Equipment — 0.0%
PC Connection, Inc.	5,942	$148,075
Systemax, Inc.†	6,953	58,057

		206,132

Retail - Convenience Store — 0.2%
Casey’s General Stores, Inc.	23,649	2,061,956

Retail - Discount — 0.2%
Citi Trends, Inc.†	9,574	230,255
Fred’s, Inc., Class A	22,645	396,740
HSN, Inc.	20,392	1,368,507
Tuesday Morning Corp.†	26,711	342,435

		2,337,937

Retail - Hair Salons — 0.0%
Regis Corp.†	26,819	433,395

Retail - Home Furnishings — 0.3%
Haverty Furniture Cos., Inc.	12,378	260,062
Kirkland’s, Inc.	8,986	236,062
Pier 1 Imports, Inc.	58,086	738,273
Restoration Hardware Holdings, Inc.†	19,156	1,742,430

		2,976,827

Retail - Hypermarkets — 0.0%
Roundy’s, Inc.†	24,122	84,186

Retail - Jewelry — 0.0%
Movado Group, Inc.	11,269	294,797

Retail - Leisure Products — 0.0%
MarineMax, Inc.†	15,234	364,397
West Marine, Inc.†	10,746	102,302

		466,699

Retail - Major Department Stores — 0.0%
Sears Hometown and Outlet Stores, Inc.†#	7,130	50,266

Retail - Misc./Diversified — 0.2%
Container Store Group, Inc.†#	10,573	194,120
Five Below, Inc.†	33,344	1,108,688
Gaiam, Inc., Class A†	9,217	60,648
PriceSmart, Inc.#	11,502	937,873

		2,301,329

Retail - Office Supplies — 0.3%
Office Depot, Inc.†	328,570	3,045,844

Retail - Pawn Shops — 0.1%
Cash America International, Inc.	17,282	464,540
Ezcorp, Inc., Class A†	31,589	250,817
First Cash Financial Services, Inc.†	17,790	828,836

		1,544,193

Retail - Pet Food & Supplies — 0.0%
Freshpet, Inc.†#	7,360	146,022
PetMed Express, Inc.#	12,405	207,040

		353,062

Retail - Regional Department Stores — 0.0%
Bon-Ton Stores, Inc.#	8,976	52,510
Stage Stores, Inc.	19,474	315,284

		367,794

Retail - Restaurants — 1.9%
Biglari Holdings, Inc.†	1,062	375,194
BJ’s Restaurants, Inc.†	13,341	610,751
Bloomin’ Brands, Inc.	47,428	1,065,233

230

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Restaurants (continued)
Bob Evans Farms, Inc.	15,169	$696,712
Bravo Brio Restaurant Group, Inc.†	8,929	119,649
Buffalo Wild Wings, Inc.†	11,614	1,773,109
Carrols Restaurant Group, Inc.†	21,634	216,773
Cheesecake Factory, Inc.	30,688	1,582,580
Chuy’s Holdings, Inc.†#	10,099	262,473
Cracker Barrel Old Country Store, Inc.#	11,725	1,654,163
Dave & Buster’s Entertainment, Inc.†	4,156	131,454
Del Frisco’s Restaurant Group, Inc.†	14,519	270,053
Denny’s Corp.†	53,509	558,099
DineEquity, Inc.	10,227	998,155
El Pollo Loco Holdings, Inc.†#	5,047	104,675
Famous Dave’s of America, Inc.†#	2,873	59,787
Fiesta Restaurant Group, Inc.†	16,459	765,837
Habit Restaurants, Inc.†	3,533	124,114
Ignite Restaurant Group, Inc.†#	4,665	17,260
Jack in the Box, Inc.	24,601	2,135,613
Jamba, Inc.†#	10,564	161,735
Krispy Kreme Doughnuts, Inc.†	40,030	696,122
Nathan’s Famous, Inc.	1,932	75,464
Noodles & Co.†#	6,652	96,587
Papa John’s International, Inc.	18,812	1,292,573
Papa Murphy’s Holdings, Inc.†	3,584	61,573
Popeyes Louisiana Kitchen, Inc.†	14,532	808,125
Potbelly Corp.†	9,180	128,979
Red Robin Gourmet Burgers, Inc.†	8,781	732,248
Ruby Tuesday, Inc.†	37,752	235,572
Ruth’s Hospitality Group, Inc.	22,136	326,063
Shake Shack, Inc.†#	3,484	288,510
Sonic Corp.	33,394	1,006,495
Texas Roadhouse, Inc.	42,831	1,499,942
Zoe’s Kitchen, Inc.†#	3,584	113,541

		21,045,213

Retail - Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.	11,339	164,756
Hibbett Sports, Inc.†	15,913	740,750
Sportsman’s Warehouse Holdings, Inc.†	5,980	57,946
Zumiez, Inc.†	12,743	380,506

		1,343,958

Retail - Toy Stores — 0.0%
Build-A-Bear Workshop, Inc.†	7,575	121,882

Retail - Video Rentals — 0.1%
Outerwall, Inc.#	11,621	890,866

Retail - Vitamins & Nutrition Supplements — 0.1%
Flex Pharma, Inc.†	3,287	58,673
Vitamin Shoppe, Inc.†	18,913	750,846

		809,519

Retirement/Aged Care — 0.1%
Capital Senior Living Corp.†	17,832	459,352
Five Star Quality Care, Inc.†	26,438	122,408

		581,760

Rubber - Tires — 0.1%
Cooper Tire & Rubber Co.	35,703	1,310,657

Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	16,968	293,377
Proto Labs, Inc.†	13,906	962,017
Trinseo SA†#	7,066	206,398

		1,461,792

Security Description	Shares	Value (Note 2)

Satellite Telecom — 0.3%
DigitalGlobe, Inc.†	46,358	$1,390,740
Globalstar, Inc.†#	168,694	447,039
Intelsat SA†#	16,811	179,710
Iridium Communications, Inc.†#	49,533	512,667
Loral Space & Communications, Inc.†	8,051	537,726

		3,067,882

Savings & Loans/Thrifts — 1.5%
Anchor BanCorp Wisconsin, Inc.†	4,053	150,002
Astoria Financial Corp.	53,216	697,662
Banc of California, Inc.	20,366	264,147
Bank Mutual Corp.	28,603	203,081
BankFinancial Corp.	11,443	135,485
Beneficial Bancorp, Inc.†	19,820	242,795
Berkshire Hills Bancorp, Inc.	17,002	466,195
BofI Holding, Inc.†#	9,152	861,752
Brookline Bancorp, Inc.	43,383	474,610
Capitol Federal Financial, Inc.	87,939	1,064,062
Charter Financial Corp.	11,869	143,734
Clifton Bancorp, Inc.#	16,269	226,302
Dime Community Bancshares, Inc.	20,137	330,045
EverBank Financial Corp.	55,987	1,032,400
First Defiance Financial Corp.	5,939	209,647
First Financial Northwest, Inc.	8,458	98,113
Flagstar Bancorp, Inc.†	12,461	233,519
Flushing Financial Corp.	18,590	360,274
Fox Chase Bancorp, Inc.	7,453	121,111
HomeStreet, Inc.†	13,397	308,667
HomeTrust Bancshares, Inc.†	12,815	198,376
Investors Bancorp, Inc.	220,094	2,643,329
Meridian Bancorp, Inc.†	12,485	160,307
Meta Financial Group, Inc.	3,766	151,130
Northfield Bancorp, Inc.	31,121	455,612
Northwest Bancshares, Inc.	58,156	703,688
OceanFirst Financial Corp.	8,237	142,500
Oritani Financial Corp.	28,113	413,823
Pacific Premier Bancorp, Inc.†	10,584	166,698
Provident Financial Services, Inc.	37,035	673,296
Sterling Bancorp	54,520	736,565
Territorial Bancorp, Inc.	5,367	123,763
United Community Financial Corp.	31,087	169,424
United Financial Bancorp, Inc.	29,554	372,380
Washington Federal, Inc.	58,090	1,283,789
Waterstone Financial, Inc.	21,139	276,921
WSFS Financial Corp.	16,431	405,353

		16,700,557

Schools — 0.3%
American Public Education, Inc.†	10,738	259,538
Bridgepoint Education, Inc.†	10,146	94,358
Bright Horizons Family Solutions, Inc.†	17,496	974,002
Capella Education Co.	6,715	357,708
Career Education Corp.†	41,305	155,720
Grand Canyon Education, Inc.†	28,661	1,224,111
ITT Educational Services, Inc.†#	14,359	62,749
K12, Inc.†	21,128	289,242
Strayer Education, Inc.†	6,662	305,320
Universal Technical Institute, Inc.	13,321	111,896

		3,834,644

Security Services — 0.2%
Ascent Capital Group, Inc., Class A†	8,527	343,894
Brink’s Co.	29,761	951,162

231

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Security Services (continued)
LifeLock, Inc.†	49,455	$752,705

		2,047,761

Seismic Data Collection — 0.0%
Geospace Technologies Corp.†#	8,071	166,101
ION Geophysical Corp.†	79,389	112,733

		278,834

Semiconductor Components - Integrated Circuits — 0.8%
Cirrus Logic, Inc.†	38,131	1,439,445
Cypress Semiconductor Corp.†	201,234	2,762,943
Exar Corp.†	24,269	263,561
Integrated Device Technology, Inc.†	82,070	1,941,366
M/A-COM Technology Solutions Holdings, Inc.†#	7,390	282,003
MaxLinear, Inc., Class A†	29,126	291,843
Micrel, Inc.	27,410	381,547
Pericom Semiconductor Corp.	13,626	178,364
Power Integrations, Inc.	18,691	948,755

		8,489,827

Semiconductor Equipment — 0.7%
Axcelis Technologies, Inc.†	68,328	218,650
Brooks Automation, Inc.	41,048	461,380
Cabot Microelectronics Corp.†	14,817	684,249
Cascade Microtech, Inc.†	7,851	125,694
Cohu, Inc.	15,513	208,029
Entegris, Inc.†	85,511	1,191,168
FormFactor, Inc.†	34,132	317,769
MKS Instruments, Inc.	32,894	1,240,433
Nanometrics, Inc.†	14,683	228,174
Photronics, Inc.†	37,885	382,260
Rudolph Technologies, Inc.†	20,418	260,125
Tessera Technologies, Inc.	32,850	1,266,367
Ultra Clean Holdings, Inc.†	18,091	117,049
Ultratech, Inc.†	17,234	343,646
Veeco Instruments, Inc.†	24,602	744,949
Xcerra Corp.†	32,646	252,027

		8,041,969

Silver Mining — 0.1%
Hecla Mining Co.#	225,724	702,002

Soap & Cleaning Preparation — 0.0%
Wausau Paper Corp.	25,934	253,635

Specified Purpose Acquisitions — 0.1%
FCB Financial Holdings, Inc.†	5,063	145,663
National Bank Holdings Corp., Class A	20,943	400,430

		546,093

Steel Pipe & Tube — 0.1%
Advanced Drainage Systems, Inc.	9,368	272,047
Furmanite Corp.†	23,107	188,091
Mueller Water Products, Inc., Class A	97,893	902,573
Northwest Pipe Co.†	5,843	121,359
Omega Flex, Inc.	1,769	57,263

		1,541,333

Steel - Producers — 0.3%
AK Steel Holding Corp.†#	108,787	572,220
Commercial Metals Co.	72,346	1,162,600
Ryerson Holding Corp†#	6,759	56,100
Schnitzer Steel Industries, Inc., Class A	16,174	289,676
Shiloh Industries, Inc.†	5,100	49,980
Worthington Industries, Inc.	29,476	802,042

		2,932,618

Security Description	Shares	Value (Note 2)

Steel - Specialty — 0.0%
Universal Stainless & Alloy Products, Inc.†	4,339	$78,319

Storage/Warehousing — 0.1%
Mobile Mini, Inc.	28,704	1,138,975
Wesco Aircraft Holdings, Inc.†	32,221	475,582

		1,614,557

SupraNational Banks — 0.1%
Banco Latinoamericano de Comercio Exterior SA, Class E	18,255	553,674

Telecom Equipment-Fiber Optics — 0.3%
Alliance Fiber Optic Products, Inc.	7,733	149,711
Ciena Corp.†	64,534	1,556,560
Clearfield, Inc.†#	7,006	106,421
Finisar Corp.†	63,544	1,391,613
Harmonic, Inc.†	54,105	368,455
KVH Industries, Inc.†	9,744	121,508
Oclaro, Inc.†#	57,518	149,547

		3,843,815

Telecom Services — 0.5%
Consolidated Communications Holdings, Inc.#	30,963	641,553
EarthLink Holdings Corp.	62,892	436,471
FairPoint Communications, Inc.†	12,761	257,517
GTT Communications, Inc.†	8,656	190,692
Hawaiian Telcom Holdco, Inc.†	6,504	164,616
Inteliquent, Inc.	19,934	351,437
Lumos Networks Corp.	11,553	164,861
NeuStar, Inc., Class A†#	34,464	941,557
ORBCOMM, Inc.†	33,781	231,062
Premiere Global Services, Inc.†	29,644	299,404
RigNet, Inc.†#	7,344	260,639
Spok Holdings, Inc.	13,311	230,946
Vonage Holdings Corp.†	107,043	498,820
West Corp.	23,654	723,812

		5,393,387

Telecommunication Equipment — 0.3%
ADTRAN, Inc.	32,539	560,322
Comtech Telecommunications Corp.	9,418	282,917
Numerex Corp., Class A†	8,983	76,894
Plantronics, Inc.	26,144	1,442,364
Preformed Line Products Co.	1,633	61,989
ShoreTel, Inc.†	38,417	264,309
Sonus Networks, Inc.†	30,204	236,497

		2,925,292

Telephone - Integrated — 0.2%
Atlantic Tele-Network, Inc.	5,763	386,409
Cincinnati Bell, Inc.†	128,458	470,156
General Communication, Inc., Class A†	22,066	354,601
IDT Corp., Class B	10,347	186,142
Shenandoah Telecommunications Co.	14,806	465,353

		1,862,661

Television — 0.2%
Central European Media Enterprises, Ltd., Class A†#	43,356	100,586
Gray Television, Inc.†	30,446	485,918
Sinclair Broadcast Group, Inc., Class A#	42,193	1,267,478

		1,853,982

Textile - Apparel — 0.0%
Perry Ellis International, Inc.†	7,467	183,390
Unifi, Inc.†	9,006	292,875

		476,265

232

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Textile - Products — 0.0%
Culp, Inc.	5,379	$141,737
Dixie Group, Inc.†	9,198	89,220

		230,957

Theaters — 0.1%
AMC Entertainment Holdings, Inc., Class A	12,936	373,980
Carmike Cinemas, Inc.†	14,868	413,776
National CineMedia, Inc.	37,381	595,479
Reading International, Inc., Class A†	10,616	141,936

		1,525,171

Therapeutics — 0.9%
Actinium Pharmaceuticals, Inc.†#	13,039	51,374
Agios Pharmaceuticals, Inc.†#	8,994	1,097,448
Akebia Therapeutics, Inc.†	4,814	37,838
Anika Therapeutics, Inc.†	8,861	298,882
Bio-Path Holdings, Inc.†#	45,090	54,108
Calithera Biosciences, Inc.†	4,915	51,460
Cara Therapeutics, Inc.†	3,311	31,521
Dyax Corp.†	88,284	2,325,401
Egalet Corp.†#	2,436	24,165
Esperion Therapeutics, Inc.†#	3,771	405,420
Flexion Therapeutics, Inc.†	2,799	55,728
MannKind Corp.†#	140,118	725,811
Mirati Therapeutics, Inc.†	4,408	161,597
Neurocrine Biosciences, Inc.†	51,366	2,252,913
Nevro Corp.†#	4,946	251,405
Northwest Biotherapeutics, Inc.†#	23,582	198,089
Osiris Therapeutics, Inc.†#	11,653	216,746
Portola Pharmaceuticals, Inc.†	27,965	1,169,496
Sarepta Therapeutics, Inc.†#	24,994	640,346
Threshold Pharmaceuticals, Inc.†#	32,097	124,857
Vital Therapies, Inc.†#	3,471	75,321
Xencor, Inc.†	11,318	205,308
Zafgen Inc†	4,240	138,054

		10,593,288

Tobacco — 0.2%
22nd Century Group, Inc.†#	27,691	29,630
Alliance One International, Inc.†	54,164	73,663
Universal Corp.	14,270	734,762
Vector Group, Ltd.	46,376	1,025,373

		1,863,428

Toys — 0.0%
JAKKS Pacific, Inc.†#	11,464	88,043
LeapFrog Enterprises, Inc.†	40,120	81,444

		169,487

Transactional Software — 0.3%
ACI Worldwide, Inc.†	69,908	1,664,510
Bottomline Technologies de, Inc.†	24,183	636,738
InnerWorkings, Inc.†	21,544	137,020
Synchronoss Technologies, Inc.†	21,677	954,655

		3,392,923

Transport - Air Freight — 0.1%
Air Transport Services Group, Inc.†	32,109	337,787
Atlas Air Worldwide Holdings, Inc.†	15,504	844,658
Erickson, Inc.†	3,719	13,946

		1,196,391

Transport - Equipment & Leasing — 0.2%
General Finance Corp.†	6,802	37,343
Greenbrier Cos., Inc.#	16,951	1,020,959
TAL International Group, Inc.	20,888	758,025

Security Description	Shares	Value (Note 2)

Transport - Equipment & Leasing (continued)
Textainer Group Holdings, Ltd.	13,261	$374,093

		2,190,420

Transport - Marine — 0.5%
Ardmore Shipping Corp.#	11,091	128,877
Baltic Trading, Ltd.#	30,229	45,948
CAI International, Inc.†	10,064	217,584
DHT Holdings, Inc.	56,842	448,483
Dorian LPG, Ltd.†	4,496	62,270
Frontline, Ltd.†#	40,748	105,130
GasLog, Ltd.#	25,873	535,571
Golden Ocean Group, Ltd.#	42,105	178,946
Hornbeck Offshore Services, Inc.†#	22,275	495,619
International Shipholding Corp.	3,496	28,003
Navios Maritime Acquisition Corp.	50,524	180,371
Navios Maritime Holdings, Inc.	48,753	166,735
Nordic American Offshore, Ltd.#	11,209	102,114
Nordic American Tankers, Ltd.#	54,797	707,429
Safe Bulkers, Inc.	23,908	79,614
Scorpio Bulkers, Inc.†#	82,790	196,212
Scorpio Tankers, Inc.	100,510	916,651
Ship Finance International, Ltd.#	36,317	593,783
Teekay Tankers, Ltd., Class A	48,878	329,926
Ultrapetrol Bahamas, Ltd.†	13,129	16,543

		5,535,809

Transport - Services — 0.4%
CHC Group, Ltd.†#	20,613	27,415
Echo Global Logistics, Inc.†	14,431	464,390
Era Group, Inc.†	12,501	262,521
Hub Group, Inc., Class A†	22,597	958,565
Matson, Inc.	26,402	1,063,473
Universal Truckload Services, Inc.	4,039	81,749
UTi Worldwide, Inc.†#	56,216	540,798
XPO Logistics, Inc.†#	32,271	1,586,442

		4,985,353

Transport - Truck — 0.7%
ArcBest Corp.	15,972	546,083
Celadon Group, Inc.	12,856	299,802
Forward Air Corp.	19,171	994,400
Heartland Express, Inc.#	33,400	709,750
Knight Transportation, Inc.	36,701	1,049,648
Marten Transport, Ltd.	14,613	331,423
P.A.M. Transportation Services, Inc.†	1,979	119,868
Patriot Transportation Holding, Inc.†	1,364	35,177
Quality Distribution, Inc.†	16,836	266,345
Roadrunner Transportation Systems, Inc.†	17,125	425,899
Saia, Inc.†	15,153	620,364
Swift Transportation Co.†	52,251	1,215,881
USA Truck, Inc.†	3,848	88,658
Werner Enterprises, Inc.	27,462	755,754
YRC Worldwide, Inc.†	19,211	252,625

		7,711,677

Veterinary Diagnostics — 0.1%
Kindred Biosciences, Inc.†#	6,447	41,583
Neogen Corp.†	22,530	1,053,052
Phibro Animal Health Corp., Class A	9,006	311,878

		1,406,513

Virtual Reality Products — 0.0%
RealD, Inc.†#	24,706	311,790

233

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Vitamins & Nutrition Products — 0.1%
Natural Grocers by Vitamin Cottage, Inc.†	5,491	$132,937
Nature’s Sunshine Products, Inc.	6,680	85,704
Nutraceutical International Corp.†	5,319	116,699
Omega Protein Corp.†	12,843	176,591
Synutra International, Inc.†	10,628	70,783
USANA Health Sciences, Inc.†	3,693	473,036

		1,055,750

Water — 0.3%
American States Water Co.	23,827	915,672
Artesian Resources Corp., Class A	4,771	101,718
California Water Service Group	29,373	701,721
Connecticut Water Service, Inc.	6,687	235,717
Middlesex Water Co.	9,823	214,436
PICO Holdings, Inc.†	13,977	220,976
SJW Corp.	9,633	290,146
York Water Co.	7,953	177,829

		2,858,215

Water Treatment Systems — 0.0%
Energy Recovery, Inc.†#	23,648	62,904

Web Hosting/Design — 0.2%
Endurance International Group Holdings, Inc.†#	18,522	376,553
NIC, Inc.	40,072	675,213
Q2 Holdings, Inc.†	6,076	144,062
Rightside Group, Ltd.†#	5,359	43,890
Web.com Group, Inc.†	31,815	721,246
Wix.com, Ltd.†	8,520	212,233

		2,173,197

Web Portals/ISP — 0.0%
Blucora, Inc.†	25,965	411,805

Wire & Cable Products — 0.3%
Belden, Inc.	26,791	2,261,696
Encore Wire Corp.	12,728	555,959
General Cable Corp.	29,892	564,660
Insteel Industries, Inc.	11,218	222,677

		3,604,992

Wireless Equipment — 0.4%
Aerohive Networks, Inc.†#	5,854	42,266
CalAmp Corp.†	22,080	435,859
Gogo, Inc.†#	34,334	734,747
InterDigital, Inc.	22,834	1,338,757
Telenav, Inc.†	16,733	151,099
TESSCO Technologies, Inc.	3,504	64,509
Ubiquiti Networks, Inc.#	18,261	580,700
ViaSat, Inc.†	25,421	1,601,269

		4,949,206

Wound, Burn & Skin Care — 0.0%
Derma Sciences, Inc.†	13,913	91,269
IGI Laboratories, Inc.†#	19,669	127,849

		219,118

Total Common Stocks
(cost $787,692,109)		1,103,652,819

WARRANTS — 0.0%
Oil Companies - Exploration & Production — 0.0%
Magnum Hunter Resources Corp.†# Expires 04/15/2016 (strike price $8.50)	11,522	0

Security Description	Shares/ Principal Amount	Value (Note 2)

Real Estate Management/Services — 0.0%
Tejon Ranch Co.† Expires 08/31/2016 (strike price $40.00)	1,364	$750

Total Warrants
(cost $9,886)		750

Total Long-Term Investment Securities
(cost $787,701,995)		1,103,653,569

SHORT-TERM INVESTMENT SECURITIES — 10.6%
Registered Investment Companies — 9.9%
State Street Navigator Securities Lending Prime Portfolio(3)	110,447,863	110,447,863

U.S. Government Treasuries — 0.7%
United States Treasury Bills 0.01% due 06/11/2015(4)	$5,000,000	4,999,995
0.02% due 06/11/2015(4)	3,500,000	3,499,997

		8,499,992

Total Short-Term Investment Securities
(cost $118,947,838)		118,947,855

REPURCHASE AGREEMENTS — 0.7%
State Street Bank and Trust Co. Joint Repurchase Agreement(5) (cost $7,373,000)	7,373,000	7,373,000

TOTAL INVESTMENTS
(cost $914,022,833)(6)	109.9%	1,229,974,424
Liabilities in excess of other assets	(9.9)	(110,511,268)

NET ASSETS	100.0%	$1,119,463,156

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At May 31, 2015, the aggregate value of these securities was $10,033 representing 0.0% of net assets.
(3)	At May 31, 2015, the Fund had loaned securities with a total value of $113,169,827. This was secured by collateral of $110,447,863, which was received in cash and subsequently invested in short-term investments currently valued at $110,447,863 as reported in the Portfolio of Investments. Additional collateral of $6,501,394 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s other assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2015
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	11/01/2034 to 12/15/2044	$145,629
Federal National Mtg. Assoc.	2.00% to 4.00%	10/25/2029 to 02/25/2044	686,215
Government National Mtg. Assoc.	0.38% to 4.00%	04/20/2039 to 12/16/2052	129,185
United States Treasury Bills	zero coupon	06/18/2015 to 03/31/2016	724,003
United States Treasury Notes/Bonds	zero coupon to 8.88%	06/30/2015 to 05/15/2044	4,816,362

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 5 for cost of investments on a tax basis.

CVR—Contingent Value Rights

234

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2015	Unrealized Appreciation (Depreciation)
135	Long	Russell 2000 Mini Index	June 2015	$16,696,250	$16,798,050	$101,800

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Celluar Telecom	$447,345	$—	$0	$447,345
Medical-Biomedical/Gene	49,436,063	—	10,033	49,446,096
Medical-Drugs	29,497,387	—	0	29,497,387
Oil Companies - Exploration & Production	14,067,262	—	0	14,067,262
Other Industries	1,010,194,729	—	—	1,010,194,729
Warrants	750	—	—	750
Short-Term Investment Securities:
Registered Investment Companies	110,447,863	—	—	110,447,863
U.S. Government Treasuries	—	8,499,992	—	8,499,992
Repurchase Agreements	—	7,373,000	—	7,373,000

Total Investments at Value	$1,214,091,399	$15,872,992	$10,033	$1,229,974,424

Other Financial Instruments:†
Futures Contracts	$101,800	$—	$—	$101,800

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

235

VALIC Company I Small Cap Special Values Fund

PORTFOLIO PROFILE — May 31, 2015 (unaudited)

Industry Allocation*

Banks — Commercial	10.5%
Real Estate Investment Trusts	5.0
Registered Investment Companies	4.4
Electronic Components — Misc.	3.4
Retail — Restaurants	3.1
Time Deposits	2.9
Insurance — Reinsurance	2.8
Consumer Products — Misc.	2.6
Savings & Loans/Thrifts	2.1
Computer Services	2.1
Electric — Integrated	2.0
Insurance — Property/Casualty	2.0
Machinery — Electrical	2.0
Electronic Components — Semiconductors	1.7
Metal Processors & Fabrication	1.7
Chemicals — Specialty	1.7
Paper & Related Products	1.6
Investment Management/Advisor Services	1.6
Medical — Biomedical/Gene	1.5
Electronic Measurement Instruments	1.5
Building & Construction Products — Misc.	1.4
Chemicals — Diversified	1.1
Diversified Manufacturing Operations	1.1
Retail — Apparel/Shoe	1.1
Engineering/R&D Services	1.1
Building Products — Cement	1.1
Oil — Field Services	1.0
Oil & Gas Drilling	1.0
Aerospace/Defense — Equipment	1.0
Food — Canned	1.0
Insurance Brokers	1.0
Diversified Operations/Commercial Services	1.0
Computers — Memory Devices	1.0
Medical Products	0.9
Machinery — General Industrial	0.9
Funeral Services & Related Items	0.9
Batteries/Battery Systems	0.9
Chemicals — Plastics	0.9
Investment Companies	0.8
Medical — HMO	0.8
Miscellaneous Manufacturing	0.8
Medical Imaging Systems	0.8
Medical — Wholesale Drug Distribution	0.7
Identification Systems	0.7
Auto/Truck Parts & Equipment — Replacement	0.7
Oil Companies — Exploration & Production	0.7
Office Supplies & Forms	0.7
Dental Supplies & Equipment	0.7
Telecommunication Equipment	0.7
Printing — Commercial	0.7
Human Resources	0.7
Beverages — Non-alcoholic	0.6
Transactional Software	0.6
Food — Retail	0.6
Networking Products	0.6
Medical Instruments	0.6
Insurance — Life/Health	0.6
Applications Software	0.5
Rental Auto/Equipment	0.5
Electronic Design Automation	0.5
Data Processing/Management	0.5
Auto/Truck Parts & Equipment — Original	0.5
Housewares	0.5
Finance — Leasing Companies	0.5
Security Services	0.5
Garden Products	0.5
Medical — Hospitals	0.5
Recreational Centers	0.4
Distribution/Wholesale	0.4

Tobacco	0.4
E-Marketing/Info	0.4
Retail — Home Furnishings	0.4
Commercial Services — Finance	0.4
Lasers — System/Components	0.4
Engines — Internal Combustion	0.4
Textile — Products	0.4
Publishing — Newspapers	0.4
Multimedia	0.4
Semiconductor Equipment	0.4
Semiconductor Components — Integrated Circuits	0.3
Containers — Metal/Glass	0.3
Building — Heavy Construction	0.3
Disposable Medical Products	0.3
Transport — Truck	0.3
Oil Field Machinery & Equipment	0.3
Building — Maintenance & Services	0.3
Medical Sterilization Products	0.3
Apparel Manufacturers	0.3
Steel Pipe & Tube	0.3
Rubber — Tires	0.3
Commercial Services	0.3
Electronic Parts Distribution	0.2
Diagnostic Kits	0.2
Retail — Sporting Goods	0.2
Footwear & Related Apparel	0.2
Computers — Periphery Equipment	0.2
Building — Residential/Commercial	0.2
Food — Wholesale/Distribution	0.2
Building Products — Wood	0.2
Machinery — Construction & Mining	0.2
Building — Mobile Home/Manufactured Housing	0.2
Publishing — Books	0.2
Schools	0.2
Retail — Discount	0.2
Building & Construction — Misc.	0.1
Precious Metals	0.1
Finance — Consumer Loans	0.1
Silver Mining	0.1
Telephone — Integrated	0.1
Telecom Services	0.1
Building Products — Doors & Windows	0.1
Retail — Convenience Store	0.1

104.5%

*	Calculated as a percentage of net assets

236

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.2%
Aerospace/Defense - Equipment — 1.0%
AAR Corp.	28,386	$838,522
Orbital ATK, Inc.	8,625	659,813
Triumph Group, Inc.	13,770	918,321

		2,416,656

Apparel Manufacturers — 0.3%
Delta Apparel, Inc.†	52,991	733,925

Applications Software — 0.5%
Progress Software Corp.†	49,072	1,292,066

Auto/Truck Parts & Equipment - Original — 0.5%
American Axle & Manufacturing Holdings, Inc.†	48,898	1,227,829

Auto/Truck Parts & Equipment - Replacement — 0.7%
Douglas Dynamics, Inc.	86,917	1,764,415

Banks - Commercial — 10.5%
Associated Banc-Corp.	156,630	2,971,271
BBCN Bancorp, Inc.	53,466	769,910
Blue Hills Bancorp, Inc.†	11,279	154,635
Chemical Financial Corp.	7,614	230,628
First Citizens BancShares, Inc., Class A	15,741	3,795,155
First Horizon National Corp.	70,790	1,044,860
First Midwest Bancorp, Inc.	27,390	486,446
FirstMerit Corp.	52,445	1,030,020
Fulton Financial Corp.	77,800	984,948
Hancock Holding Co.	82,371	2,399,467
International Bancshares Corp.	20,892	545,281
NBT Bancorp, Inc.	10,512	258,806
Old National Bancorp	62,500	850,625
Prosperity Bancshares, Inc.	13,837	741,248
Synovus Financial Corp.	34,230	993,355
TCF Financial Corp.	158,000	2,486,920
UMB Financial Corp.	51,111	2,647,039
Umpqua Holdings Corp.	25,170	442,740
Webster Financial Corp.	21,410	811,225
WesBanco, Inc.	10,686	338,105
Wintrust Financial Corp.	22,234	1,113,924

		25,096,608

Batteries/Battery Systems — 0.9%
EnerSys	31,649	2,109,089

Beverages - Non-alcoholic — 0.6%
Cott Corp.	153,464	1,471,720

Building & Construction Products - Misc. — 1.4%
Quanex Building Products Corp.	42,514	756,324
Simpson Manufacturing Co., Inc.	74,873	2,539,692

		3,296,016

Building & Construction - Misc. — 0.1%
Aegion Corp.†	19,728	351,553

Building Products - Cement — 1.1%
Eagle Materials, Inc.	30,143	2,516,338

Building Products - Doors & Windows — 0.1%
Griffon Corp.	9,982	159,413

Building Products - Wood — 0.2%
Universal Forest Products, Inc.	8,510	471,114

Building - Heavy Construction — 0.3%
Tutor Perini Corp.†	38,538	807,757

Building - Maintenance & Services — 0.3%
ABM Industries, Inc.	23,115	749,851

Security Description	Shares	Value (Note 2)

Building - Mobile Home/Manufactured Housing — 0.2%
Winnebago Industries, Inc.#	20,597	$447,573

Building - Residential/Commercial — 0.2%
KB Home#	33,000	487,740

Chemicals - Diversified — 1.1%
Innospec, Inc.	48,716	2,088,942
Olin Corp.	20,715	605,707

		2,694,649

Chemicals - Plastics — 0.9%
A. Schulman, Inc.	48,147	2,059,247

Chemicals - Specialty — 1.7%
Cabot Corp.	17,399	721,537
H.B. Fuller Co.	26,137	1,100,629
Sensient Technologies Corp.	23,266	1,575,108
Stepan Co.	11,290	580,983

		3,978,257

Commercial Services — 0.3%
HMS Holdings Corp.†	38,330	653,143

Commercial Services - Finance — 0.4%
Liberty Tax, Inc.	39,428	937,598

Computer Services — 2.1%
DST Systems, Inc.	20,366	2,411,335
Science Applications International Corp.	8,865	469,845
Sykes Enterprises, Inc.†	86,305	2,091,170

		4,972,350

Computers - Memory Devices — 1.0%
Brocade Communications Systems, Inc.	27,333	337,973
Imation Corp.†	419,142	1,940,627

		2,278,600

Computers - Periphery Equipment — 0.2%
Lexmark International, Inc., Class A	10,830	497,963

Consumer Products - Misc. — 2.6%
Blyth, Inc.†#	66,890	468,230
Central Garden & Pet Co.†	78,813	748,723
Helen of Troy, Ltd.†	22,287	1,949,890
Spectrum Brands Holdings, Inc.	13,401	1,295,207
WD-40 Co.	22,165	1,870,061

		6,332,111

Containers - Metal/Glass — 0.3%
Silgan Holdings, Inc.	14,880	808,579

Data Processing/Management — 0.5%
Acxiom Corp.†	47,218	782,402
CSG Systems International, Inc.	14,950	466,291

		1,248,693

Dental Supplies & Equipment — 0.7%
Patterson Cos., Inc.	35,652	1,705,592

Diagnostic Kits — 0.2%
Meridian Bioscience, Inc.	32,085	583,947

Disposable Medical Products — 0.3%
ICU Medical, Inc.†	8,313	806,361

Distribution/Wholesale — 0.4%
Ingram Micro, Inc., Class A†	37,444	1,003,874

Diversified Manufacturing Operations — 1.1%
Barnes Group, Inc.	29,041	1,169,191
Crane Co.	14,938	904,197

237

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Diversified Manufacturing Operations (continued)
LSB Industries, Inc.†	14,378	$611,496

		2,684,884

Diversified Operations/Commercial Services — 1.0%
Viad Corp.	85,830	2,303,677

E-Marketing/Info — 0.4%
New Media Investment Group, Inc.	42,844	943,425

Electric - Integrated — 2.0%
ALLETE, Inc.	16,770	844,370
Hawaiian Electric Industries, Inc.	52,810	1,612,817
IDACORP, Inc.	20,485	1,218,243
Portland General Electric Co.	33,770	1,180,599

		4,856,029

Electronic Components - Misc. — 3.4%
AVX Corp.	105,918	1,502,976
Celestica, Inc.†	27,885	356,928
GSI Group, Inc.†	172,728	2,578,829
Sanmina Corp.†	28,772	623,202
Vishay Intertechnology, Inc.	230,970	3,007,229

		8,069,164

Electronic Components - Semiconductors — 1.7%
DSP Group, Inc.†	72,644	812,160
Integrated Silicon Solution, Inc.	13,530	277,635
IXYS Corp.	16,220	197,722
Microsemi Corp.†	37,625	1,369,174
QLogic Corp.†	85,685	1,329,831
Rovi Corp.†	10,210	171,120

		4,157,642

Electronic Design Automation — 0.5%
Mentor Graphics Corp.	48,835	1,275,082

Electronic Measurement Instruments — 1.5%
ESCO Technologies, Inc.	40,647	1,516,133
Itron, Inc.†	13,940	500,307
Orbotech, Ltd.†	70,640	1,476,376

		3,492,816

Electronic Parts Distribution — 0.2%
Tech Data Corp.†	9,375	591,750

Engineering/R&D Services — 1.1%
EMCOR Group, Inc.	56,029	2,542,036

Engines - Internal Combustion — 0.4%
Briggs & Stratton Corp.	47,366	904,217

Finance - Consumer Loans — 0.1%
Nelnet, Inc., Class A	7,782	319,918

Finance - Leasing Companies — 0.5%
Aircastle, Ltd.	46,878	1,137,260

Food - Canned — 1.0%
TreeHouse Foods, Inc.†	32,961	2,351,108

Food - Retail — 0.6%
Fresh Market, Inc.†#	19,534	620,204
SUPERVALU, Inc.†	91,761	810,250

		1,430,454

Food - Wholesale/Distribution — 0.2%
SpartanNash Co.	15,290	477,965

Footwear & Related Apparel — 0.2%
Iconix Brand Group, Inc.†	19,715	509,041

Security Description	Shares	Value (Note 2)

Funeral Services & Related Items — 0.9%
Matthews International Corp., Class A	42,933	$2,131,623

Garden Products — 0.5%
Scotts Miracle-Gro Co., Class A	18,062	1,106,478

Housewares — 0.5%
Tupperware Brands Corp.	18,618	1,223,947

Human Resources — 0.7%
Korn/Ferry International	49,357	1,583,866

Identification Systems — 0.7%
Brady Corp., Class A	70,112	1,773,834

Insurance Brokers — 1.0%
Brown & Brown, Inc.	71,761	2,324,339

Insurance - Life/Health — 0.6%
Fidelity & Guaranty Life	27,691	608,094
Symetra Financial Corp.	29,080	711,297

		1,319,391

Insurance - Property/Casualty — 2.0%
Hanover Insurance Group, Inc.	18,040	1,284,087
ProAssurance Corp.	49,788	2,249,422
Stewart Information Services Corp.	31,629	1,188,302

		4,721,811

Insurance - Reinsurance — 2.8%
Aspen Insurance Holdings, Ltd.	22,570	1,046,345
Endurance Specialty Holdings, Ltd.	34,142	2,075,151
Montpelier Re Holdings, Ltd.	16,800	639,576
RenaissanceRe Holdings, Ltd.	9,124	931,652
Validus Holdings, Ltd.	47,242	2,027,154

		6,719,878

Investment Companies — 0.8%
Apollo Investment Corp.#	118,830	932,816
New Mountain Finance Corp.#	53,359	806,788
Prospect Capital Corp.#	31,398	248,044

		1,987,648

Investment Management/Advisor Services — 1.6%
CIFC Corp.#	40,429	312,516
Federated Investors, Inc., Class B	15,474	538,495
Janus Capital Group, Inc.	51,455	933,908
Westwood Holdings Group, Inc.	33,942	1,926,209

		3,711,128

Lasers - System/Components — 0.4%
Coherent, Inc.†	14,815	922,086

Machinery - Construction & Mining — 0.2%
Hyster-Yale Materials Handling, Inc.	6,354	450,880

Machinery - Electrical — 2.0%
Franklin Electric Co., Inc.	70,844	2,493,000
Regal-Beloit Corp.	27,737	2,168,756

		4,661,756

Machinery - General Industrial — 0.9%
Kadant, Inc.	45,469	2,141,590

Medical Imaging Systems — 0.8%
Analogic Corp.	21,964	1,858,374

Medical Instruments — 0.6%
CryoLife, Inc.	44,330	474,774
Integra LifeSciences Holdings Corp.†	12,835	862,127

		1,336,901

238

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Products — 0.9%
Haemonetics Corp.†	29,065	$1,200,966
Hill-Rom Holdings, Inc.	20,094	1,036,046

		2,237,012

Medical Sterilization Products — 0.3%
STERIS Corp.	11,202	748,630

Medical - Biomedical/Gene — 1.5%
Bio-Rad Laboratories, Inc., Class A†	10,573	1,526,424
Charles River Laboratories International, Inc.†	5,395	390,274
Myriad Genetics, Inc.†#	19,993	678,763
Theravance, Inc.#	61,777	1,044,031

		3,639,492

Medical - HMO — 0.8%
Triple-S Management Corp., Class B†	14,643	351,432
WellCare Health Plans, Inc.†	18,775	1,608,454

		1,959,886

Medical - Hospitals — 0.5%
Select Medical Holdings Corp.	67,280	1,100,028

Medical - Wholesale Drug Distribution — 0.7%
Owens & Minor, Inc.	53,369	1,778,255

Metal Processors & Fabrication — 1.7%
CIRCOR International, Inc.	11,028	588,013
Global Brass & Copper Holdings, Inc.	22,515	387,933
LB Foster Co., Class A	3,940	150,311
Mueller Industries, Inc.	83,618	2,914,924

		4,041,181

Miscellaneous Manufacturing — 0.8%
Hillenbrand, Inc.	60,996	1,873,797

Multimedia — 0.4%
Meredith Corp.	16,363	863,966

Networking Products — 0.6%
NETGEAR, Inc.†	43,530	1,348,995

Office Supplies & Forms — 0.7%
ACCO Brands Corp.†	233,297	1,714,733

Oil & Gas Drilling — 1.0%
Atwood Oceanics, Inc.	60,006	1,846,385
Patterson-UTI Energy, Inc.	29,033	586,466

		2,432,851

Oil Companies - Exploration & Production — 0.7%
Bellatrix Exploration, Ltd.†#	93,170	262,739
Denbury Resources, Inc.#	66,300	488,631
Gran Tierra Energy, Inc.†	107,740	312,446
Ultra Petroleum Corp.†#	49,425	687,502

		1,751,318

Oil Field Machinery & Equipment — 0.3%
Forum Energy Technologies, Inc.†	37,549	778,766

Oil - Field Services — 1.0%
CARBO Ceramics, Inc.#	25,852	1,102,588
Steel Excel, Inc.†	58,636	1,172,720
TETRA Technologies, Inc.†	32,147	202,204

		2,477,512

Paper & Related Products — 1.6%
Neenah Paper, Inc.	32,664	1,969,313
Schweitzer-Mauduit International, Inc.	44,667	1,802,760

		3,772,073

Security Description	Shares	Value (Note 2)

Precious Metals — 0.1%
Coeur Mining, Inc.†#	63,953	$348,544

Printing - Commercial — 0.7%
Quad/Graphics, Inc.	30,342	620,494
RR Donnelley & Sons Co.	51,790	993,332

		1,613,826

Publishing - Books — 0.2%
John Wiley & Sons, Inc., Class A	7,122	413,218

Publishing - Newspapers — 0.4%
A.H. Belo Corp., Class A	152,074	883,550

Real Estate Investment Trusts — 5.0%
Apollo Commercial Real Estate Finance, Inc.	38,166	655,310
Apollo Residential Mortgage, Inc.	29,700	472,824
Ashford Hospitality Prime, Inc.	16,692	262,732
Ashford Hospitality Trust, Inc.	58,635	504,261
Brandywine Realty Trust	65,390	920,691
CBL & Associates Properties, Inc.	38,565	680,672
Communications Sales & Leasing, Inc.†	31,961	832,584
GEO Group, Inc.	21,743	824,712
Hatteras Financial Corp.	108,685	1,951,983
Hospitality Properties Trust	19,644	593,052
Mack-Cali Realty Corp.	47,612	804,643
Medical Properties Trust, Inc.	64,030	868,247
New Residential Investment Corp.	51,040	870,742
Pennsylvania Real Estate Investment Trust	40,055	894,028
RAIT Financial Trust	111,163	706,997

		11,843,478

Recreational Centers — 0.4%
Life Time Fitness, Inc.†	14,910	1,072,029

Rental Auto/Equipment — 0.5%
Aaron’s, Inc.	36,415	1,275,617

Retail - Apparel/Shoe — 1.1%
Ascena Retail Group, Inc.†	51,205	756,810
Christopher & Banks Corp.†	84,818	486,855
Guess?, Inc.	74,859	1,313,027

		2,556,692

Retail - Convenience Store — 0.1%
TravelCenters of America LLC†	10,110	159,131

Retail - Discount — 0.2%
Big Lots, Inc.	8,640	379,296

Retail - Home Furnishings — 0.4%
Pier 1 Imports, Inc.	73,820	938,252

Retail - Restaurants — 3.1%
Brinker International, Inc.	14,115	778,866
Denny’s Corp.†	94,139	981,870
DineEquity, Inc.	17,991	1,755,922
Krispy Kreme Doughnuts, Inc.†	92,455	1,607,792
Ruby Tuesday, Inc.†	116,492	726,910
Wendy’s Co.	140,487	1,579,074

		7,430,434

Retail - Sporting Goods — 0.2%
Big 5 Sporting Goods Corp.	14,730	214,027
Vista Outdoor, Inc.†	7,810	359,963

		573,990

Rubber - Tires — 0.3%
Cooper Tire & Rubber Co.	19,320	709,237

239

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Savings & Loans/Thrifts — 2.1%
Clifton Bancorp, Inc.#	42,300	$588,393
First Niagara Financial Group, Inc.	260,188	2,318,275
People’s United Financial, Inc.	80,761	1,256,641
Washington Federal, Inc.	44,120	975,052

		5,138,361

Schools — 0.2%
DeVry Education Group, Inc.	12,420	395,080

Security Services — 0.5%
Brink’s Co.	35,000	1,118,600

Semiconductor Components - Integrated Circuits — 0.3%
ChipMOS TECHNOLOGIES Bermuda, Ltd.	9,510	220,822
Exar Corp.†	54,643	593,423

		814,245

Semiconductor Equipment — 0.4%
Kulicke & Soffa Industries, Inc.†	63,644	843,919

Silver Mining — 0.1%
Pan American Silver Corp.	31,024	292,867

Steel Pipe & Tube — 0.3%
TimkenSteel Corp.	24,358	724,651

Telecom Services — 0.1%
Aviat Networks, Inc.†	180,935	206,266

Telecommunication Equipment — 0.7%
ARRIS Group, Inc.†	11,921	393,512
Plantronics, Inc.	23,780	1,311,943

		1,705,455

Telephone - Integrated — 0.1%
Windstream Holdings, Inc.#	33,696	274,117

Textile - Products — 0.4%
Dixie Group, Inc.†#	92,749	899,665

Tobacco — 0.4%
Universal Corp.#	18,375	946,129

Transactional Software — 0.6%
ACI Worldwide, Inc.†	60,480	1,440,029

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport - Truck — 0.3%
Con-way, Inc.	19,470	$787,951

Total Long-Term Investment Securities
(cost $198,833,592)		232,285,749

SHORT-TERM INVESTMENT SECURITIES — 7.3%
Registered Investment Companies — 4.4%
State Street Navigator Securities Lending Prime Portfolio(1)	10,533,821	10,533,821

Time Deposits — 2.9%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/01/2015	$6,841,000	6,841,000

Total Short-Term Investment Securities
(cost $17,374,821)		17,374,821

TOTAL INVESTMENTS
(cost $216,208,413)(2)	104.5%	249,660,570
Liabilities in excess of other assets	(4.5)	(10,674,639)

NET ASSETS	100.0%	$238,985,931

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At May 31, 2015, the Fund had loaned securities with a total value of $10,248,543. This was secured by collateral of $10,533,821, which was received in cash and subsequently invested in short-term investments currently valued at $10,533,821 as reported in the portfolio of investments. Additional collateral of $49,033 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2015
United States Treasury Notes/Bonds	0.08% to 4.75%	04/30/2016 to 08/15/2024	$49,033

(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$232,285,749	$—	$—	$232,285,749
Short-Term Investment Securities:
Registered Investment Companies	10,533,821	—	—	10,533,821
Time Deposits	—	6,841,000	—	6,841,000

Total Investments at Value	$242,819,570	$6,841,000	$—	$249,660,570

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

240

VALIC Company I Small-Mid Growth Fund

PORTFOLIO PROFILE — May 31, 2015 (unaudited)

Industry Allocation*

Registered Investment Companies	8.9%
Applications Software	5.0
Retail — Restaurants	4.5
Retail — Apparel/Shoe	4.3
Medical — Biomedical/Gene	3.9
Banks — Commercial	3.7
Medical — Drugs	3.2
Food — Misc./Diversified	2.9
Commercial Services — Finance	2.8
Commercial Services	2.7
Medical Products	2.6
Finance — Consumer Loans	2.5
Transport — Truck	2.4
Medical — Hospitals	2.3
Power Converter/Supply Equipment	2.3
Machinery — Pumps	2.3
Instruments — Controls	2.3
Web Hosting/Design	2.0
Chemicals — Specialty	2.0
Computers — Periphery Equipment	1.9
Coatings/Paint	1.8
Drug Delivery Systems	1.7
Enterprise Software/Service	1.7
Retail — Perfume & Cosmetics	1.6
Machinery — General Industrial	1.4
Building — Heavy Construction	1.4
Food — Canned	1.4
Internet Application Software	1.3
Retail — Auto Parts	1.3
Distribution/Wholesale	1.3
Computer Software	1.3
Instruments — Scientific	1.3
Retail — Home Furnishings	1.3
Apparel Manufacturers	1.2
Electronic Connectors	1.2
Office Furnishings — Original	1.2
Diagnostic Equipment	1.2
Oil Field Machinery & Equipment	1.2
Food — Retail	1.0
Real Estate Management/Services	1.0
Telecom Services	1.0
Consulting Services	1.0
Retail — Gardening Products	1.0
Transport — Rail	0.9
MRI/Medical Diagnostic Imaging	0.9
Retail — Misc./Diversified	0.9
Office Supplies & Forms	0.9
Human Resources	0.9
Auto/Truck Parts & Equipment — Original	0.9
Building — Residential/Commercial	0.8
Hazardous Waste Disposal	0.8
Banks — Super Regional	0.8
Transactional Software	0.7
Physicians Practice Management	0.7
Electronic Components — Semiconductors	0.7
Internet Content — Entertainment	0.6
Financial Guarantee Insurance	0.6
Retail — Pet Food & Supplies	0.6
Aerospace/Defense	0.6
Building & Construction Products — Misc.	0.5
Industrial Gases	0.5
Television	0.4
Oil — Field Services	0.4
Finance — Investment Banker/Broker	0.1
Medical Laser Systems	0.1

108.6%

*	Calculated as a percentage of net assets

241

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.7%
Aerospace/Defense — 0.6%
Aerovironment, Inc.†	29,011	$749,934

Apparel Manufacturers — 1.2%
Under Armour, Inc., Class A†	20,813	1,631,947

Applications Software — 5.0%
Demandware, Inc.†#	19,448	1,211,222
NetSuite, Inc.†#	12,972	1,211,844
Red Hat, Inc.†	20,497	1,583,803
ServiceNow, Inc.†	25,954	1,988,336
Tableau Software, Inc., Class A†	5,761	652,203

		6,647,408

Auto/Truck Parts & Equipment - Original — 0.9%
BorgWarner, Inc.	18,943	1,139,421

Banks - Commercial — 3.7%
Eagle Bancorp, Inc.†	56,564	2,250,681
First Republic Bank	43,265	2,619,696

		4,870,377

Banks - Super Regional — 0.8%
Independent Bank Group, Inc.	25,187	1,021,081

Building & Construction Products - Misc. — 0.5%
Fortune Brands Home & Security, Inc.	14,411	660,888

Building - Heavy Construction — 1.4%
SBA Communications Corp., Class A†	16,620	1,858,282

Building - Residential/Commercial — 0.8%
M/I Homes, Inc.†	45,732	1,064,184

Chemicals - Specialty — 2.0%
Ashland, Inc.	12,261	1,562,051
International Flavors & Fragrances, Inc.	8,866	1,055,409

		2,617,460

Coatings/Paint — 1.8%
Axalta Coating Systems, Ltd.†	67,878	2,324,822

Commercial Services — 2.7%
Healthcare Services Group, Inc.	76,816	2,320,612
HMS Holdings Corp.†#	73,509	1,252,593

		3,573,205

Commercial Services - Finance — 2.8%
EVERTEC, Inc.	43,006	956,024
FleetCor Technologies, Inc.†	9,188	1,397,862
Global Payments, Inc.	12,653	1,320,720

		3,674,606

Computer Software — 1.3%
InterXion Holding NV†	55,685	1,708,973

Computers - Periphery Equipment — 1.9%
Electronics for Imaging, Inc.†	43,096	1,863,040
Kornit Digital, Ltd.†#	44,711	638,026

		2,501,066

Consulting Services — 1.0%
Advisory Board Co.†	25,157	1,277,221

Diagnostic Equipment — 1.2%
Cepheid†	27,902	1,539,353

Distribution/Wholesale — 1.3%
LKQ Corp.†	60,812	1,737,399

Drug Delivery Systems — 1.7%
DexCom, Inc.†	25,182	1,806,053

Security Description	Shares	Value (Note 2)

Drug Delivery Systems (continued)
Revance Therapeutics, Inc.†#	19,101	$488,986

		2,295,039

Electronic Components - Semiconductors — 0.7%
IPG Photonics Corp.†#	9,547	905,437

Electronic Connectors — 1.2%
Amphenol Corp., Class A	27,508	1,569,331

Enterprise Software/Service — 1.7%
Guidewire Software, Inc.†	34,935	1,692,601
OPOWER, Inc.†#	50,797	601,436

		2,294,037

Finance - Consumer Loans — 2.5%
Navient Corp.	94,309	1,817,334
SLM Corp.†	145,380	1,491,599

		3,308,933

Finance - Investment Banker/Broker — 0.1%
Virtu Financial, Inc., Class A†	8,959	196,157

Financial Guarantee Insurance — 0.6%
MGIC Investment Corp.†#	70,262	762,343

Food - Canned — 1.4%
TreeHouse Foods, Inc.†	25,066	1,787,958

Food - Misc./Diversified — 2.9%
Hain Celestial Group, Inc.†	34,609	2,189,711
McCormick & Co., Inc.	20,544	1,612,704

		3,802,415

Food - Retail — 1.0%
Sprouts Farmers Market, Inc.†#	45,091	1,352,279

Hazardous Waste Disposal — 0.8%
Stericycle, Inc.†	7,684	1,055,013

Human Resources — 0.9%
TriNet Group, Inc.†	38,835	1,162,332

Industrial Gases — 0.5%
Airgas, Inc.	6,346	646,911

Instruments - Controls — 2.3%
Mettler-Toledo International, Inc.†	3,072	997,417
Sensata Technologies Holding NV†	35,919	1,978,778

		2,976,195

Instruments - Scientific — 1.3%
PerkinElmer, Inc.	31,852	1,679,556

Internet Application Software — 1.3%
Splunk, Inc.†	26,312	1,779,218

Internet Content - Entertainment — 0.6%
Pandora Media, Inc.†	41,205	769,297

Machinery - General Industrial — 1.4%
IDEX Corp.	9,804	757,457
Middleby Corp.†	10,137	1,101,892

		1,859,349

Machinery - Pumps — 2.3%
Flowserve Corp.	20,138	1,107,590
Graco, Inc.	26,272	1,907,085

		3,014,675

Medical Laser Systems — 0.1%
Lumenis, Ltd., Class B†	11,041	134,369

242

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Products — 2.6%
Henry Schein, Inc.†	8,155	$1,155,319
Teleflex, Inc.	10,596	1,364,129
Tornier NV†	32,610	866,774

		3,386,222

Medical - Biomedical/Gene — 3.9%
Achillion Pharmaceuticals, Inc.†#	49,560	490,148
Alder Biopharmaceuticals, Inc.†	15,952	678,279
Corium International, Inc.†#	43,005	606,371
Incyte Corp.†	5,316	585,557
Medivation, Inc.†	10,168	1,342,685
Otonomy, Inc.†	17,093	419,120
Stemline Therapeutics, Inc.†#	20,132	277,218
Ultragenyx Pharmaceutical, Inc.†	8,313	723,231

		5,122,609

Medical - Drugs — 3.2%
Aerie Pharmaceuticals, Inc.†#	12,209	135,886
Alkermes PLC†	17,260	1,054,586
Amicus Therapeutics, Inc.†	52,557	646,977
Cempra, Inc.†	28,157	1,033,643
Cidara Therapeutics, Inc.†	15,152	237,735
Forward Pharma A/S ADR†	10,337	349,804
Galapagos NV†	7,832	445,876
Ophthotech Corp.†	6,180	309,124

		4,213,631

Medical - Hospitals — 2.3%
Acadia Healthcare Co., Inc.†	22,537	1,670,893
Adeptus Health, Inc., Class A†#	20,108	1,408,566

		3,079,459

MRI/Medical Diagnostic Imaging — 0.9%
Surgical Care Affiliates, Inc.†	32,778	1,245,236

Office Furnishings - Original — 1.2%
Interface, Inc.	72,649	1,564,133

Office Supplies & Forms — 0.9%
Avery Dennison Corp.	18,868	1,168,118

Oil Field Machinery & Equipment — 1.2%
Dril-Quip, Inc.†	20,086	1,518,100

Oil - Field Services — 0.4%
Weatherford International PLC†	35,657	492,780

Physicians Practice Management — 0.7%
MEDNAX, Inc.†	13,032	927,618

Power Converter/Supply Equipment — 2.3%
Generac Holdings, Inc.†#	35,380	1,478,176
Hubbell, Inc., Class B	14,327	1,547,746

		3,025,922

Real Estate Management/Services — 1.0%
CBRE Group, Inc., Class A†	34,947	1,336,373

Retail - Apparel/Shoe — 4.3%
Burlington Stores, Inc.†	35,234	1,859,298
Kate Spade & Co.†	77,217	1,913,438
PVH Corp.	18,711	1,957,919

		5,730,655

Retail - Auto Parts — 1.3%
Advance Auto Parts, Inc.	11,587	1,775,360

Security Description	Shares/ Principal Amount	Value (Note 2)

Retail - Gardening Products — 1.0%
Tractor Supply Co.	14,616	$1,273,638

Retail - Home Furnishings — 1.3%
Restoration Hardware Holdings, Inc.†	18,189	1,654,471

Retail - Misc./Diversified — 0.9%
Five Below, Inc.†#	37,276	1,239,427

Retail - Perfume & Cosmetics — 1.6%
Ulta Salon Cosmetics & Fragrance, Inc.†	13,931	2,126,149

Retail - Pet Food & Supplies — 0.6%
Freshpet, Inc.†#	38,251	758,900

Retail - Restaurants — 4.5%
Bloomin’ Brands, Inc.	41,425	930,405
Chuy’s Holdings, Inc.†#	31,323	814,085
Jack in the Box, Inc.	12,048	1,045,887
Panera Bread Co., Class A†	13,510	2,458,820
Zoe’s Kitchen, Inc.†#	22,994	728,450

		5,977,647

Telecom Services — 1.0%
Level 3 Communications, Inc.†	23,028	1,277,593

Television — 0.4%
AMC Networks, Inc., Class A†	7,017	551,466

Transactional Software — 0.7%
Black Knight Financial Services, Inc., Class A†	35,185	970,402

Transport - Rail — 0.9%
Kansas City Southern	13,807	1,249,534

Transport - Truck — 2.4%
Roadrunner Transportation Systems, Inc.†	69,604	1,731,051
Swift Transportation Co.†	60,091	1,398,318

		3,129,369

Web Hosting/Design — 2.0%
Equinix, Inc.	8,916	2,390,112
GoDaddy, Inc., Class A†	8,603	231,679

		2,621,791

Total Long-Term Investment Securities
(cost $110,093,810)		131,365,074

SHORT-TERM INVESTMENT SECURITIES — 8.9%
Registered Investment Companies — 8.9%
SSgA U.S. Government Money Market Fund	490,705	490,705
State Street Navigator Securities Lending Prime Portfolio(1)	11,198,341	11,198,341

Total Short-Term Investment Securities
(cost $11,689,046)		11,689,046

TOTAL INVESTMENTS
(cost $121,782,856)(2)	108.6%	143,054,120
Liabilities in excess of other assets	(8.6)	(11,283,618)

NET ASSETS	100.0%	$131,770,502

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)

243

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

(1)	At May 31, 2015, the Fund had loaned securities with a total value of $11,811,134. This was secured by collateral of $11,198,341, which was received in cash and subsequently invested in short-term investments currently valued at $11,198,341 as reported in the Portfolio of Investments. Additional collateral of $871,844 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly is not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2015
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	11/01/2034 to 12/15/2044	$18,060
Federal National Mtg. Assoc.	2.00% to 4.00%	10/25/2029 to 02/25/2044	85,101
Government National Mtg. Assoc.	0.38% to 4.00%	04/20/2039 to 12/16/2052	16,021
United States Treasury Bills	zero coupon	06/18/2015 to 07/23/2015	131,442
United States Treasury Notes/Bonds	0.13% to 8.88%	06/30/2015 to 05/15/2044	621,220

(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$131,365,074	$—	$—	$131,365,074
Short-Term Investment Securities	11,689,046		—	11,689,046

Total Investments at Value	$143,054,120	$—	$—	$143,054,120

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

244

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — May 31, 2015 (unaudited)

Industry Allocation*

Medical — Drugs	5.6%
Computers	4.3
Diversified Banking Institutions	3.8
Oil Companies — Integrated	3.0
Medical — Biomedical/Gene	3.0
Diversified Manufacturing Operations	2.7
Banks — Super Regional	2.6
Applications Software	2.5
Electric — Integrated	2.4
Real Estate Investment Trusts	2.3
Telephone — Integrated	2.1
Oil Companies — Exploration & Production	2.1
Electronic Components — Semiconductors	2.0
Beverages — Non-alcoholic	1.8
Web Portals/ISP	1.8
Multimedia	1.7
Cosmetics & Toiletries	1.5
Tobacco	1.4
Retail — Discount	1.4
Computer Services	1.4
Medical — HMO	1.4
Aerospace/Defense	1.4
Insurance — Reinsurance	1.4
Insurance — Multi-line	1.3
Cable/Satellite TV	1.3
Finance — Credit Card	1.3
Retail — Restaurants	1.2
E-Commerce/Products	1.2
Commercial Services — Finance	1.1
Retail — Building Products	1.1
Food — Misc./Diversified	1.1
Chemicals — Diversified	1.0
Medical — Generic Drugs	1.0
Retail — Drug Store	1.0
Medical Instruments	1.0
Oil — Field Services	0.9
Registered Investment Companies	0.9
Internet Content — Entertainment	0.9
Transport — Rail	0.8
Networking Products	0.8
Enterprise Software/Service	0.8
Semiconductor Components — Integrated Circuits	0.8
Investment Management/Advisor Services	0.7
Pipelines	0.7
Transport — Services	0.7
Medical Products	0.7
E-Commerce/Services	0.6
Computers — Memory Devices	0.6
Oil Refining & Marketing	0.6
Insurance — Life/Health	0.6
Auto — Cars/Light Trucks	0.6
Medical — Wholesale Drug Distribution	0.6
Aerospace/Defense — Equipment	0.5
Banks — Fiduciary	0.5
Airlines	0.5
Agricultural Chemicals	0.4
Instruments — Controls	0.4
Retail — Apparel/Shoe	0.4
Auto/Truck Parts & Equipment — Original	0.4
Athletic Footwear	0.4
Industrial Gases	0.4
Insurance — Property/Casualty	0.4
Chemicals — Specialty	0.4
Instruments — Scientific	0.4
Apparel Manufacturers	0.3
Banks — Commercial	0.3
Pharmacy Services	0.3
Finance — Other Services	0.3
Electronic Components — Misc.	0.3

Insurance Brokers	0.3
Data Processing/Management	0.3
Machinery — Construction & Mining	0.3
Gas — Distribution	0.3
Electric Products — Misc.	0.3
Retail — Major Department Stores	0.3
Consumer Products — Misc.	0.3
Diagnostic Equipment	0.3
Food — Retail	0.3
Semiconductor Equipment	0.2
Finance — Investment Banker/Broker	0.2
Retail — Auto Parts	0.2
Distribution/Wholesale	0.2
Medical — Hospitals	0.2
Hotels/Motels	0.2
Oil Field Machinery & Equipment	0.2
Electronic Forms	0.2
Retail — Regional Department Stores	0.2
Beverages — Wine/Spirits	0.2
Agricultural Operations	0.2
Cruise Lines	0.2
Machinery — Farming	0.2
Non-Hazardous Waste Disposal	0.2
U.S. Government Treasuries	0.1
Metal Processors & Fabrication	0.1
Television	0.1
Advertising Agencies	0.1
Oil & Gas Drilling	0.1
Electric — Distribution	0.1
Food — Confectionery	0.1
Tools — Hand Held	0.1
Internet Security	0.1
Building — Residential/Commercial	0.1
Coatings/Paint	0.1
Electronic Security Devices	0.1
Engines — Internal Combustion	0.1
Medical Labs & Testing Services	0.1
Auto — Heavy Duty Trucks	0.1
Food — Wholesale/Distribution	0.1
Paper & Related Products	0.1
Building Products — Cement	0.1
Medical Information Systems	0.1
Metal — Copper	0.1
Food — Meat Products	0.1
Broadcast Services/Program	0.1
Telecommunication Equipment	0.1
Vitamins & Nutrition Products	0.1
Retail — Automobile	0.1
Entertainment Software	0.1
Containers — Paper/Plastic	0.1
Electronic Measurement Instruments	0.1
Electronic Connectors	0.1
Machinery — General Industrial	0.1
Toys	0.1
Publishing — Periodicals	0.1
Industrial Automated/Robotic	0.1
Office Automation & Equipment	0.1
Telecom Services	0.1
Publishing — Newspapers	0.1
Metal — Aluminum	0.1
Web Hosting/Design	0.1
Steel — Producers	0.1
Commercial Services	0.1
Dialysis Centers	0.1
Appliances	0.1
Machinery — Pumps	0.1
Engineering/R&D Services	0.1
Containers — Metal/Glass	0.1
Computer Software	0.1

245

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — May 31, 2015 (unaudited) — (continued)

Industry Allocation* (continued)

Gold Mining	0.1%
Filtration/Separation Products	0.1
Disposable Medical Products	0.1
Retail — Bedding	0.1
Computer Aided Design	0.1
Retail — Gardening Products	0.1
Brewery	0.1
Hazardous Waste Disposal	0.1
Textile — Home Furnishings	0.1
Dental Supplies & Equipment	0.1
Motorcycle/Motor Scooter	0.1
Wireless Equipment	0.1
Home Decoration Products	0.1
Real Estate Management/Services	0.1
Retail — Jewelry	0.1
Retail — Office Supplies	0.1
Coffee	0.1
Retail — Consumer Electronics	0.1
Electronics — Military	0.1

98.1%

*	Calculated as a percentage of net assets

246

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.1%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	96,944	$1,979,596
Omnicom Group, Inc.	58,005	4,323,113

		6,302,709

Aerospace/Defense — 1.4%
Boeing Co.	154,013	21,641,907
General Dynamics Corp.	74,087	10,384,034
Lockheed Martin Corp.	63,066	11,869,021
Northrop Grumman Corp.	46,646	7,425,110
Raytheon Co.	72,253	7,460,845
Rockwell Collins, Inc.	31,256	2,975,259

		61,756,176

Aerospace/Defense - Equipment — 0.5%
United Technologies Corp.	194,283	22,764,139

Agricultural Chemicals — 0.4%
CF Industries Holdings, Inc.	11,263	3,557,756
Monsanto Co.	113,624	13,291,736
Mosaic Co.	73,110	3,352,093

		20,201,585

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	149,125	7,881,256

Airlines — 0.5%
American Airlines Group, Inc.	168,634	7,145,023
Delta Air Lines, Inc.	193,792	8,317,553
Southwest Airlines Co.	158,930	5,888,356

		21,350,932

Apparel Manufacturers — 0.3%
Hanesbrands, Inc.	94,230	3,002,168
Michael Kors Holdings, Ltd.†	47,199	2,194,753
Ralph Lauren Corp.	14,164	1,846,986
Under Armour, Inc., Class A†#	39,227	3,075,789
VF Corp.	80,490	5,668,911

		15,788,607

Appliances — 0.1%
Whirlpool Corp.	18,362	3,383,199

Applications Software — 2.5%
Citrix Systems, Inc.†	37,575	2,442,751
Intuit, Inc.	65,059	6,775,895
Microsoft Corp.	1,928,767	90,382,021
Red Hat, Inc.†	43,122	3,332,037
Salesforce.com, Inc.†	142,253	10,348,906

		113,281,610

Athletic Footwear — 0.4%
NIKE, Inc., Class B	164,525	16,727,257

Audio/Video Products — 0.0%
Harman International Industries, Inc.#	16,135	1,944,590

Auto - Cars/Light Trucks — 0.6%
Ford Motor Co.#	930,068	14,109,132
General Motors Co.	318,030	11,439,539

		25,548,671

Auto - Heavy Duty Trucks — 0.1%
PACCAR, Inc.	83,349	5,297,662

Auto/Truck Parts & Equipment - Original — 0.4%
BorgWarner, Inc.	53,236	3,202,145
Delphi Automotive PLC	68,246	5,936,037

Security Description	Shares	Value (Note 2)

Auto/Truck Parts & Equipment - Original (continued)
Johnson Controls, Inc.#	154,534	$8,038,859

		17,177,041

Banks - Commercial — 0.3%
BB&T Corp.	169,465	6,688,784
M&T Bank Corp.#	31,249	3,777,379
Regions Financial Corp.	315,723	3,185,645
Zions Bancorporation	47,710	1,377,865

		15,029,673

Banks - Fiduciary — 0.5%
Bank of New York Mellon Corp.	261,883	11,355,247
Northern Trust Corp.	51,600	3,846,780
State Street Corp.	96,930	7,553,755

		22,755,782

Banks - Super Regional — 2.6%
Capital One Financial Corp.	129,682	10,836,228
Comerica, Inc.	41,933	2,052,620
Fifth Third Bancorp	191,557	3,877,114
Huntington Bancshares, Inc.	190,442	2,119,620
KeyCorp	201,092	2,931,921
PNC Financial Services Group, Inc.	122,418	11,714,178
SunTrust Banks, Inc.	123,322	5,263,383
US Bancorp	418,769	18,053,132
Wells Fargo & Co.	1,102,316	61,685,603

		118,533,799

Beverages - Non-alcoholic — 1.8%
Coca-Cola Co.	923,880	37,842,125
Coca-Cola Enterprises, Inc.	51,015	2,256,394
Dr Pepper Snapple Group, Inc.	45,366	3,476,850
Monster Beverage Corp.†	34,375	4,375,250
PepsiCo, Inc.	348,514	33,607,205

		81,557,824

Beverages - Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	36,635	3,453,581
Constellation Brands, Inc., Class A	39,573	4,665,261

		8,118,842

Brewery — 0.1%
Molson Coors Brewing Co., Class B	37,583	2,757,841

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†#	34,946	1,186,067
Discovery Communications, Inc., Class C†	63,542	1,998,078
Scripps Networks Interactive, Inc., Class A#	22,906	1,534,931

		4,719,076

Building Products - Cement — 0.1%
Martin Marietta Materials, Inc.	14,535	2,165,860
Vulcan Materials Co.	31,058	2,793,046

		4,958,906

Building Products - Wood — 0.0%
Masco Corp.	82,180	2,224,613

Building - Residential/Commercial — 0.1%
D.R. Horton, Inc.	78,177	2,041,983
Lennar Corp., Class A#	41,973	1,957,201
PulteGroup, Inc.	77,909	1,494,295

		5,493,479

Cable/Satellite TV — 1.3%
Cablevision Systems Corp., Class A#	51,575	1,264,103
Comcast Corp., Class A	597,422	34,925,290

247

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Cable/Satellite TV (continued)
DIRECTV†	118,212	$10,762,020
Time Warner Cable, Inc.	66,041	11,946,157

		58,897,570

Casino Hotels — 0.0%
Wynn Resorts, Ltd.	19,045	1,917,641

Chemicals - Diversified — 1.0%
Dow Chemical Co.	255,851	13,322,162
E.I. du Pont de Nemours & Co.	212,869	15,115,828
FMC Corp.	31,344	1,791,936
LyondellBasell Industries NV, Class A	93,109	9,413,320
PPG Industries, Inc.	31,986	7,321,275

		46,964,521

Chemicals - Specialty — 0.4%
Eastman Chemical Co.	34,947	2,682,881
Ecolab, Inc.	63,320	7,259,638
International Flavors & Fragrances, Inc.	18,982	2,259,617
Sigma-Aldrich Corp.	28,078	3,911,266

		16,113,402

Coal — 0.0%
CONSOL Energy, Inc.	54,137	1,507,174

Coatings/Paint — 0.1%
Sherwin-Williams Co.	18,963	5,464,757

Coffee — 0.1%
Keurig Green Mountain, Inc.	28,508	2,458,530

Commercial Services — 0.1%
Cintas Corp.	22,894	1,970,944
Quanta Services, Inc.†	49,715	1,457,644

		3,428,588

Commercial Services - Finance — 1.1%
Automatic Data Processing, Inc.	111,711	9,552,408
Equifax, Inc.	28,092	2,818,470
H&R Block, Inc.	64,712	2,053,312
MasterCard, Inc., Class A	229,507	21,174,316
McGraw Hill Financial, Inc.	64,301	6,671,229
Moody’s Corp.	41,802	4,518,796
Total System Services, Inc.	38,721	1,595,305
Western Union Co.	122,595	2,690,960

		51,074,796

Computer Aided Design — 0.1%
Autodesk, Inc.†	53,298	2,886,087

Computer Services — 1.4%
Accenture PLC, Class A	147,677	14,182,899
Cognizant Technology Solutions Corp., Class A†	143,325	9,275,994
Computer Sciences Corp.	33,160	2,274,776
International Business Machines Corp.#	216,118	36,664,419
Teradata Corp.†#	34,125	1,328,827

		63,726,915

Computer Software — 0.1%
Akamai Technologies, Inc.†	42,045	3,206,772

Computers — 4.3%
Apple, Inc.	1,369,438	178,410,383
Hewlett-Packard Co.	427,320	14,272,488

		192,682,871

Computers - Memory Devices — 0.6%
EMC Corp.	467,413	12,311,659

Security Description	Shares	Value (Note 2)

Computers - Memory Devices (continued)
NetApp, Inc.	73,296	$2,448,086
SanDisk Corp.	50,081	3,424,539
Seagate Technology PLC	77,194	4,295,074
Western Digital Corp.	51,058	4,971,007

		27,450,365

Consumer Products - Misc. — 0.3%
Clorox Co.	30,840	3,320,234
Kimberly-Clark Corp.	85,924	9,353,687

		12,673,921

Containers - Metal/Glass — 0.1%
Ball Corp.#	32,290	2,292,267
Owens-Illinois, Inc.†	38,609	922,755

		3,215,022

Containers - Paper/Plastic — 0.1%
MeadWestvaco Corp.	39,366	1,989,558
Sealed Air Corp.	49,407	2,406,121

		4,395,679

Cosmetics & Toiletries — 1.5%
Colgate-Palmolive Co.	200,466	13,389,124
Estee Lauder Cos., Inc., Class A	52,443	4,585,091
Procter & Gamble Co.	634,909	49,770,517

		67,744,732

Cruise Lines — 0.2%
Carnival Corp.	105,902	4,906,440
Royal Caribbean Cruises, Ltd.	38,725	2,942,325

		7,848,765

Data Processing/Management — 0.3%
Dun & Bradstreet Corp.	8,456	1,081,776
Fidelity National Information Services, Inc.	67,021	4,202,217
Fiserv, Inc.†	56,117	4,497,778
Paychex, Inc.	76,840	3,796,664

		13,578,435

Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.	32,997	1,716,999
Patterson Cos., Inc.	20,144	963,689

		2,680,688

Diagnostic Equipment — 0.3%
Danaher Corp.#	144,361	12,461,242

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	40,588	3,400,463

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	17,459	2,973,617

Distribution/Wholesale — 0.2%
Fastenal Co.#	63,914	2,653,070
Fossil Group, Inc.†#	10,423	740,137
Genuine Parts Co.	35,900	3,247,873
WW Grainger, Inc.	14,111	3,391,297

		10,032,377

Diversified Banking Institutions — 3.8%
Bank of America Corp.#	2,473,223	40,808,180
Citigroup, Inc.	713,279	38,574,128
Goldman Sachs Group, Inc.	95,248	19,639,185
JPMorgan Chase & Co.	876,552	57,659,591
Morgan Stanley	362,477	13,846,621

		170,527,705

248

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Diversified Manufacturing Operations — 2.7%
3M Co.	149,233	$23,739,986
Dover Corp.	38,332	2,890,233
Eaton Corp. PLC	111,582	7,988,155
General Electric Co.	2,366,330	64,529,819
Illinois Tool Works, Inc.	82,073	7,700,910
Ingersoll-Rand PLC	61,908	4,258,032
Parker-Hannifin Corp.#	33,492	4,033,441
Pentair PLC	42,893	2,746,439
Textron, Inc.	65,086	2,943,189

		120,830,204

Diversified Operations — 0.0%
Leucadia National Corp.	74,132	1,825,871

E-Commerce/Products — 1.2%
Amazon.com, Inc.†	89,527	38,427,674
eBay, Inc.†	258,885	15,885,184

		54,312,858

E-Commerce/Services — 0.6%
Expedia, Inc.#	23,238	2,492,508
Netflix, Inc.†	14,223	8,876,005
Priceline Group, Inc.†	12,211	14,311,780
TripAdvisor, Inc.†	26,210	1,998,775

		27,679,068

Electric Products - Misc. — 0.3%
AMETEK, Inc.	56,676	3,046,902
Emerson Electric Co.	161,095	9,715,639

		12,762,541

Electric - Distribution — 0.1%
PG&E Corp.	112,005	5,988,907

Electric - Integrated — 2.4%
AES Corp.	160,539	2,183,330
Ameren Corp.	57,045	2,294,920
American Electric Power Co., Inc.	115,113	6,479,711
CMS Energy Corp.	64,762	2,210,975
Consolidated Edison, Inc.	68,859	4,258,241
Dominion Resources, Inc.#	138,275	9,751,153
DTE Energy Co.	41,667	3,301,276
Duke Energy Corp.	166,350	12,597,685
Edison International	76,600	4,658,046
Entergy Corp.	42,432	3,244,775
Eversource Energy#	74,481	3,668,189
Exelon Corp.	202,152	6,838,802
FirstEnergy Corp.	99,023	3,533,141
Integrys Energy Group, Inc.	18,698	1,344,573
NextEra Energy, Inc.#	104,259	10,669,866
Pepco Holdings, Inc.	59,438	1,619,686
Pinnacle West Capital Corp.	25,996	1,583,676
PPL Corp.	156,808	5,442,806
Public Service Enterprise Group, Inc.	119,006	5,073,226
SCANA Corp.	33,600	1,786,176
Southern Co.	213,919	9,346,121
TECO Energy, Inc.	55,374	1,043,800
Wisconsin Energy Corp.	53,018	2,559,709
Xcel Energy, Inc.	118,960	4,050,588

		109,540,471

Electronic Components - Misc. — 0.3%
Corning, Inc.	298,900	6,252,988
Garmin, Ltd.#	28,411	1,292,132
TE Connectivity, Ltd.	95,505	6,589,845

		14,134,965

Security Description	Shares	Value (Note 2)

Electronic Components - Semiconductors — 2.0%
Altera Corp.	70,742	$3,455,747
Avago Technologies, Ltd.	60,325	8,932,323
Broadcom Corp., Class A	128,154	7,285,555
Intel Corp.	1,113,466	38,370,038
Microchip Technology, Inc.#	47,362	2,326,895
Micron Technology, Inc.†	253,283	7,074,194
NVIDIA Corp.	121,399	2,686,560
Skyworks Solutions, Inc.#	44,862	4,906,108
Texas Instruments, Inc.	246,190	13,766,945
Xilinx, Inc.	61,465	2,914,670

		91,719,035

Electronic Connectors — 0.1%
Amphenol Corp., Class A	72,929	4,160,599

Electronic Forms — 0.2%
Adobe Systems, Inc.†	111,881	8,848,668

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	78,951	3,251,992
FLIR Systems, Inc.	32,866	1,004,056

		4,256,048

Electronic Security Devices — 0.1%
Allegion PLC	22,571	1,409,333
Tyco International PLC	98,755	3,985,752

		5,395,085

Electronics - Military — 0.1%
L-3 Communications Holdings, Inc.	19,402	2,285,750

Energy - Alternate Sources — 0.0%
First Solar, Inc.†	17,684	879,072

Engineering/R&D Services — 0.1%
Fluor Corp.	34,746	1,953,420
Jacobs Engineering Group, Inc.†	30,165	1,304,938

		3,258,358

Engines - Internal Combustion — 0.1%
Cummins, Inc.	39,597	5,367,373

Enterprise Software/Service — 0.8%
CA, Inc.	74,956	2,282,410
Oracle Corp.	753,681	32,777,587

		35,059,997

Entertainment Software — 0.1%
Electronic Arts, Inc.†	73,103	4,587,579

Filtration/Separation Products — 0.1%
Pall Corp.	25,073	3,120,084

Finance - Consumer Loans — 0.0%
Navient Corp.	94,386	1,818,818

Finance - Credit Card — 1.3%
Alliance Data Systems Corp.†	14,765	4,400,413
American Express Co.	206,068	16,427,741
Discover Financial Services	105,149	6,127,032
Visa, Inc., Class A	456,090	31,324,261

		58,279,447

Finance - Investment Banker/Broker — 0.2%
Charles Schwab Corp.	271,249	8,585,031
E*TRADE Financial Corp.†	67,901	2,000,363

		10,585,394

249

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance - Other Services — 0.3%
CME Group, Inc.	74,553	$7,022,893
Intercontinental Exchange, Inc.	26,334	6,235,364
NASDAQ OMX Group, Inc.	27,784	1,437,822

		14,696,079

Food - Confectionery — 0.1%
Hershey Co.	34,785	3,230,135
J.M. Smucker Co.#	22,946	2,720,248

		5,950,383

Food - Meat Products — 0.1%
Hormel Foods Corp.	31,662	1,811,700
Tyson Foods, Inc., Class A#	68,692	2,915,975

		4,727,675

Food - Misc./Diversified — 1.1%
Campbell Soup Co.#	41,783	2,019,790
ConAgra Foods, Inc.	100,136	3,866,251
General Mills, Inc.	141,944	7,970,156
Kellogg Co.	59,521	3,736,133
Kraft Foods Group, Inc.	138,240	11,674,368
McCormick & Co., Inc.	30,156	2,367,246
Mondelez International, Inc., Class A	387,803	16,128,727

		47,762,671

Food - Retail — 0.3%
Kroger Co.	115,513	8,409,347
Whole Foods Market, Inc.	84,818	3,497,894

		11,907,241

Food - Wholesale/Distribution — 0.1%
Sysco Corp.	139,263	5,175,013

Gas - Distribution — 0.3%
AGL Resources, Inc.	28,131	1,416,958
CenterPoint Energy, Inc.	101,049	2,058,368
NiSource, Inc.	74,344	3,507,550
Sempra Energy	54,436	5,850,237

		12,833,113

Gold Mining — 0.1%
Newmont Mining Corp.	117,284	3,194,816

Hazardous Waste Disposal — 0.1%
Stericycle, Inc.†	19,970	2,741,881

Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.	63,737	2,519,524

Home Furnishings — 0.0%
Leggett & Platt, Inc.#	32,525	1,537,782

Hotels/Motels — 0.2%
Marriott International, Inc., Class A	48,762	3,802,948
Starwood Hotels & Resorts Worldwide, Inc.	40,365	3,340,608
Wyndham Worldwide Corp.	28,344	2,406,689

		9,550,245

Human Resources — 0.0%
Robert Half International, Inc.	31,772	1,790,988

Independent Power Producers — 0.0%
NRG Energy, Inc.	79,394	2,000,729

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	31,857	3,914,907

Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	45,339	6,653,952

Security Description	Shares	Value (Note 2)

Industrial Gases (continued)
Airgas, Inc.	15,895	$1,620,336
Praxair, Inc.#	67,896	8,341,702

		16,615,990

Instruments - Controls — 0.4%
Honeywell International, Inc.	184,009	19,173,738

Instruments - Scientific — 0.4%
PerkinElmer, Inc.	26,573	1,401,194
Thermo Fisher Scientific, Inc.	93,286	12,092,664
Waters Corp.†	19,519	2,608,129

		16,101,987

Insurance Brokers — 0.3%
Aon PLC	65,888	6,669,183
Marsh & McLennan Cos., Inc.	126,670	7,375,994

		14,045,177

Insurance - Life/Health — 0.6%
Aflac, Inc.	103,189	6,420,420
Lincoln National Corp.	60,279	3,436,506
Principal Financial Group, Inc.	64,306	3,323,977
Prudential Financial, Inc.	106,738	9,031,102
Torchmark Corp.#	29,884	1,705,480
Unum Group	59,111	2,066,520

		25,984,005

Insurance - Multi-line — 1.3%
ACE, Ltd.	76,960	8,194,701
Allstate Corp.	97,904	6,590,897
American International Group, Inc(1).	322,669	18,911,630
Assurant, Inc.	16,190	1,066,112
Cincinnati Financial Corp.#	34,736	1,756,947
Genworth Financial, Inc., Class A†	116,777	927,209
Hartford Financial Services Group, Inc.	98,968	4,068,574
Loews Corp.	70,188	2,815,943
MetLife, Inc.#	262,718	13,729,643
XL Group PLC	71,099	2,679,010

		60,740,666

Insurance - Property/Casualty — 0.4%
Chubb Corp.	54,276	5,291,910
Progressive Corp.	126,000	3,444,840
Travelers Cos., Inc.	75,556	7,640,223

		16,376,973

Insurance - Reinsurance — 1.4%
Berkshire Hathaway, Inc., Class B†	428,761	61,312,823

Internet Content - Entertainment — 0.9%
Facebook, Inc., Class A†	493,548	39,084,066

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	16,960	2,131,702

Internet Security — 0.1%
Symantec Corp.	160,432	3,950,638
VeriSign, Inc.†#	24,732	1,562,815

		5,513,453

Investment Management/Advisor Services — 0.7%
Affiliated Managers Group, Inc.†	12,835	2,870,676
Ameriprise Financial, Inc.	42,909	5,346,032
BlackRock, Inc.	29,825	10,909,388
Franklin Resources, Inc.	92,103	4,688,964
Invesco, Ltd.	100,913	4,019,365
Legg Mason, Inc.	23,307	1,243,662

250

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Investment Management/Advisor Services (continued)
T. Rowe Price Group, Inc.	61,298	$4,946,136

		34,024,223

Machinery - Construction & Mining — 0.3%
Caterpillar, Inc.#	142,514	12,159,295
Joy Global, Inc.#	22,893	891,453

		13,050,748

Machinery - Farming — 0.2%
Deere & Co.	79,817	7,477,257

Machinery - General Industrial — 0.1%
Roper Technologies, Inc.	23,594	4,128,006

Machinery - Pumps — 0.1%
Flowserve Corp.	31,672	1,741,960
Xylem, Inc.	42,862	1,567,463

		3,309,423

Medical Information Systems — 0.1%
Cerner Corp.†	71,685	4,823,684

Medical Instruments — 1.0%
Boston Scientific Corp.†	312,812	5,715,075
Edwards Lifesciences Corp.†	25,354	3,314,275
Intuitive Surgical, Inc.†	8,605	4,197,089
Medtronic PLC#	335,043	25,570,482
St. Jude Medical, Inc.	66,130	4,877,087

		43,674,008

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	23,580	2,781,261
Quest Diagnostics, Inc.	33,928	2,552,403

		5,333,664

Medical Products — 0.7%
Baxter International, Inc.	127,564	8,497,038
Becton Dickinson and Co.	49,085	6,896,934
Henry Schein, Inc.†	19,702	2,791,182
Stryker Corp.	70,347	6,762,457
Varian Medical Systems, Inc.†	23,527	2,037,438
Zimmer Holdings, Inc.	39,945	4,557,325

		31,542,374

Medical - Biomedical/Gene — 3.0%
Alexion Pharmaceuticals, Inc.†#	47,526	7,786,660
Amgen, Inc.	178,413	27,878,815
Biogen, Inc.†	55,159	21,897,571
Celgene Corp.†	188,224	21,540,355
Gilead Sciences, Inc.†	350,168	39,313,361
Regeneron Pharmaceuticals, Inc.†	17,344	8,889,841
Vertex Pharmaceuticals, Inc.†	56,916	7,301,754

		134,608,357

Medical - Drugs — 5.6%
Abbott Laboratories	354,771	17,241,871
AbbVie, Inc.	374,734	24,953,537
Bristol-Myers Squibb Co.	390,775	25,244,065
Eli Lilly & Co.	229,881	18,137,611
Endo International PLC†#	41,733	3,495,556
Johnson & Johnson	653,712	65,462,720
Mallinckrodt PLC†	27,385	3,544,714
Merck & Co., Inc.	667,278	40,630,557
Pfizer, Inc.	1,440,936	50,072,526
Zoetis, Inc.	117,738	5,859,820

		254,642,977

Security Description	Shares	Value (Note 2)

Medical - Generic Drugs — 1.0%
Actavis PLC†	91,805	$28,166,692
Hospira, Inc.†	40,299	3,563,238
Mylan NV†#	95,639	6,946,260
Perrigo Co. PLC	33,101	6,299,120

		44,975,310

Medical - HMO — 1.4%
Aetna, Inc.	82,687	9,754,585
Anthem, Inc.	62,723	10,528,056
Cigna Corp.	60,761	8,556,972
Humana, Inc.	35,173	7,549,884
UnitedHealth Group, Inc.	224,219	26,953,366

		63,342,863

Medical - Hospitals — 0.2%
HCA Holdings, Inc.†	69,215	5,663,863
Tenet Healthcare Corp.†	23,156	1,231,668
Universal Health Services, Inc., Class B	21,401	2,773,142

		9,668,673

Medical - Wholesale Drug Distribution — 0.6%
AmerisourceBergen Corp.	49,049	5,520,955
Cardinal Health, Inc.	77,615	6,843,315
McKesson Corp.	54,743	12,986,682

		25,350,952

Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	33,331	7,053,840

Metal - Aluminum — 0.1%
Alcoa, Inc.#	287,359	3,591,987

Metal - Copper — 0.1%
Freeport-McMoRan, Inc.	244,479	4,804,012

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	49,730	2,660,058

Multimedia — 1.7%
Time Warner, Inc.#	195,261	16,495,649
Twenty-First Century Fox, Inc., Class A	429,888	14,444,237
Viacom, Inc., Class B	85,858	5,742,183
Walt Disney Co.#	367,612	40,573,337

		77,255,406

Networking Products — 0.8%
Cisco Systems, Inc.	1,200,159	35,176,660

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	58,934	2,374,451
Waste Management, Inc.	100,388	4,984,264

		7,358,715

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.#	47,402	1,035,734
Xerox Corp.	245,779	2,806,796

		3,842,530

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	21,276	1,317,197

Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling, Inc.#	15,799	479,342
Ensco PLC, Class A#	55,087	1,294,544
Helmerich & Payne, Inc.#	25,306	1,847,085
Noble Corp. PLC#	56,884	952,807
Transocean, Ltd.#	80,067	1,509,263

		6,083,041

251

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies - Exploration & Production — 2.1%
Anadarko Petroleum Corp.	119,117	$9,959,372
Apache Corp.	88,593	5,301,405
Cabot Oil & Gas Corp.#	97,139	3,298,840
Chesapeake Energy Corp.#	121,643	1,716,383
Cimarex Energy Co.	21,957	2,536,253
ConocoPhillips	289,524	18,436,888
Devon Energy Corp.	90,852	5,925,367
EOG Resources, Inc.	128,943	11,435,955
EQT Corp.	35,710	3,037,850
Hess Corp.	57,122	3,856,877
Newfield Exploration Co.†	37,801	1,429,256
Noble Energy, Inc.	90,928	3,980,828
Occidental Petroleum Corp.	181,162	14,165,057
Pioneer Natural Resources Co.	35,022	5,177,302
QEP Resources, Inc.	37,970	714,975
Range Resources Corp.	38,987	2,160,270
Southwestern Energy Co.†	90,393	2,329,428

		95,462,306

Oil Companies - Integrated — 3.0%
Chevron Corp.	442,043	45,530,429
Exxon Mobil Corp.	986,200	84,024,240
Marathon Oil Corp.	158,684	4,314,618
Murphy Oil Corp.	39,227	1,704,805

		135,574,092

Oil Field Machinery & Equipment — 0.2%
Cameron International Corp.†	45,545	2,337,825
FMC Technologies, Inc.†	54,414	2,273,961
National Oilwell Varco, Inc.	91,222	4,487,210

		9,098,996

Oil Refining & Marketing — 0.6%
Marathon Petroleum Corp.	64,198	6,641,925
Phillips 66	127,779	10,109,875
Tesoro Corp.	29,364	2,598,714
Valero Energy Corp.	121,054	7,171,239

		26,521,753

Oil - Field Services — 0.9%
Baker Hughes, Inc.	102,159	6,585,169
Halliburton Co.	199,763	9,069,241
Schlumberger, Ltd.#	299,834	27,215,932

		42,870,342

Paper & Related Products — 0.1%
International Paper Co.	99,413	5,152,576

Pharmacy Services — 0.3%
Express Scripts Holding Co.†	170,899	14,892,139

Pipelines — 0.7%
Kinder Morgan, Inc.	400,632	16,622,222
ONEOK, Inc.	48,996	2,053,912
Spectra Energy Corp.	157,777	5,549,017
Williams Cos., Inc.	158,251	8,086,626

		32,311,777

Publishing - Newspapers — 0.1%
Gannett Co., Inc.	53,334	1,908,824
News Corp., Class A†	117,418	1,778,883

		3,687,707

Publishing - Periodicals — 0.1%
Nielsen NV	87,327	3,928,842

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts — 2.3%
American Tower Corp.	99,346	$9,218,315
Apartment Investment & Management Co., Class A	36,741	1,393,586
AvalonBay Communities, Inc.	31,045	5,168,993
Boston Properties, Inc.	36,015	4,683,031
Crown Castle International Corp.	78,492	6,401,023
Equity Residential	85,531	6,356,664
Essex Property Trust, Inc.	15,311	3,408,535
General Growth Properties, Inc.	147,715	4,184,766
HCP, Inc.	108,328	4,194,460
Health Care REIT, Inc.#	82,161	5,772,632
Host Hotels & Resorts, Inc.	178,098	3,547,712
Iron Mountain, Inc.	43,956	1,603,075
Kimco Realty Corp.	96,999	2,324,096
Macerich Co.	33,094	2,717,348
Plum Creek Timber Co., Inc.	41,392	1,707,834
Prologis, Inc.	120,407	4,766,913
Public Storage	34,127	6,604,940
Realty Income Corp.#	52,909	2,411,063
Simon Property Group, Inc.	73,083	13,257,256
SL Green Realty Corp.	23,187	2,751,369
Ventas, Inc.	77,775	5,173,593
Vornado Realty Trust	41,081	4,103,581
Weyerhaeuser Co.	123,430	4,018,881

		105,769,666

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	65,769	2,515,007

Rental Auto/Equipment — 0.0%
United Rentals, Inc.†#	22,692	2,017,546

Retail - Apparel/Shoe — 0.4%
Coach, Inc.	64,849	2,293,709
Gap, Inc.	62,357	2,390,144
L Brands, Inc.	57,802	5,001,029
PVH Corp.	19,384	2,028,342
Ross Stores, Inc.	48,663	4,704,252
Urban Outfitters, Inc.†	23,522	808,686

		17,226,162

Retail - Auto Parts — 0.2%
AutoZone, Inc.†	7,499	5,051,476
O’Reilly Automotive, Inc.†	23,897	5,246,109

		10,297,585

Retail - Automobile — 0.1%
AutoNation, Inc.†	17,623	1,099,851
CarMax, Inc.†	49,374	3,507,529

		4,607,380

Retail - Bedding — 0.1%
Bed Bath & Beyond, Inc.†	40,717	2,903,936

Retail - Building Products — 1.1%
Home Depot, Inc.	309,830	34,521,259
Lowe’s Cos., Inc.	228,738	16,007,085

		50,528,344

Retail - Computer Equipment — 0.0%
GameStop Corp., Class A#	25,512	1,107,476

Retail - Consumer Electronics — 0.1%
Best Buy Co., Inc.	68,446	2,375,076

Retail - Discount — 1.4%
Costco Wholesale Corp.	103,441	14,749,652
Dollar General Corp.	71,337	5,178,353

252

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Discount (continued)
Dollar Tree, Inc.†	48,350	$3,625,767
Family Dollar Stores, Inc.	22,602	1,752,107
Target Corp.	149,754	11,878,487
Wal-Mart Stores, Inc.	371,319	27,577,862

		64,762,228

Retail - Drug Store — 1.0%
CVS Health Corp.	264,554	27,085,038
Walgreens Boots Alliance, Inc.	205,008	17,597,887

		44,682,925

Retail - Gardening Products — 0.1%
Tractor Supply Co.	32,020	2,790,223

Retail - Jewelry — 0.1%
Tiffany & Co.	26,458	2,479,908

Retail - Major Department Stores — 0.3%
Nordstrom, Inc.	33,073	2,402,423
TJX Cos., Inc.	160,507	10,333,440

		12,735,863

Retail - Office Supplies — 0.1%
Staples, Inc.	150,583	2,479,349

Retail - Regional Department Stores — 0.2%
Kohl’s Corp.	47,493	3,110,317
Macy’s, Inc.	80,077	5,361,155

		8,471,472

Retail - Restaurants — 1.2%
Chipotle Mexican Grill, Inc.†	7,293	4,488,987
Darden Restaurants, Inc.	29,164	1,911,409
McDonald’s Corp.#	225,965	21,676,823
Starbucks Corp.	352,565	18,319,277
Yum! Brands, Inc.	101,828	9,175,721

		55,572,217

Rubber - Tires — 0.0%
Goodyear Tire & Rubber Co.	63,375	2,018,177

Savings & Loans/Thrifts — 0.0%
Hudson City Bancorp, Inc.	113,164	1,076,756
People’s United Financial, Inc.#	72,463	1,127,524

		2,204,280

Security Services — 0.0%
ADT Corp.#	40,238	1,467,882

Semiconductor Components - Integrated Circuits — 0.8%
Analog Devices, Inc.	73,266	4,979,157
Linear Technology Corp.	56,235	2,690,845
QUALCOMM, Inc.	387,823	27,023,507

		34,693,509

Semiconductor Equipment — 0.2%
Applied Materials, Inc.#	288,875	5,815,054
KLA-Tencor Corp.	38,244	2,281,637
Lam Research Corp.	37,456	3,080,756

		11,177,447

Steel - Producers — 0.1%
Nucor Corp.	75,010	3,547,973

Steel - Specialty — 0.0%
Allegheny Technologies, Inc.	25,539	830,018

Telecom Services — 0.1%
Level 3 Communications, Inc.†	67,426	3,740,794

Security Description	Shares	Value (Note 2)

Telecommunication Equipment — 0.1%
Harris Corp.	28,978	$2,295,637
Juniper Networks, Inc.#	85,160	2,367,448

		4,663,085

Telephone - Integrated — 2.1%
AT&T, Inc.#	1,220,244	42,147,228
CenturyLink, Inc.	133,184	4,427,036
Frontier Communications Corp.#	235,687	1,213,788
Verizon Communications, Inc.#	976,964	48,301,100

		96,089,152

Television — 0.1%
CBS Corp., Class B	107,559	6,638,541

Textile - Home Furnishings — 0.1%
Mohawk Industries, Inc.†	14,590	2,723,078

Tobacco — 1.4%
Altria Group, Inc.	463,000	23,705,600
Lorillard, Inc.	84,649	6,135,360
Philip Morris International, Inc.	363,693	30,211,978
Reynolds American, Inc.	72,446	5,560,230

		65,613,168

Tools - Hand Held — 0.1%
Snap-on, Inc.	13,665	2,123,541
Stanley Black & Decker, Inc.	37,007	3,790,997

		5,914,538

Toys — 0.1%
Hasbro, Inc.	26,303	1,897,236
Mattel, Inc.#	79,525	2,052,540

		3,949,776

Transport - Rail — 0.8%
CSX Corp.#	232,888	7,936,823
Kansas City Southern	25,958	2,349,199
Norfolk Southern Corp.	72,274	6,649,208
Union Pacific Corp.	207,196	20,908,148

		37,843,378

Transport - Services — 0.7%
C.H. Robinson Worldwide, Inc.#	34,403	2,123,697
Expeditors International of Washington, Inc.	45,082	2,066,559
FedEx Corp.	61,946	10,730,286
Ryder System, Inc.	12,457	1,141,684
United Parcel Service, Inc., Class B	163,388	16,211,358

		32,273,584

Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	47,562	4,627,783

Web Hosting/Design — 0.1%
Equinix, Inc.	13,276	3,558,897

Web Portals/ISP — 1.8%
Google, Inc., Class A†	67,137	36,611,149
Google, Inc., Class C†	67,461	35,896,673
Yahoo!, Inc.†	204,682	8,788,021

		81,295,843

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	44,829	2,644,911

Total Long-Term Investment Securities
(cost $2,361,391,481)		4,388,382,395

253

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 1.0%
Registered Investment Companies — 0.9%
State Street Navigator Securities Lending Prime Portfolio(2)	39,724,443	$39,724,443

U.S. Government Treasuries — 0.1%
United States Treasury Bills
0.02% due 06/11/2015(4)	$7,100,000	7,099,993

Total Short-Term Investment Securities
(cost $46,824,413)		46,824,436

TOTAL INVESTMENTS
(cost $2,408,215,894)(3)	98.1%	4,435,206,831
Other assets less liabilities	1.9	84,418,746

NET ASSETS	100.0%	$4,519,625,577

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	Security represents an investment in an affiliated company; See Note 3
(2)	At May 31, 2015, the Fund had loaned securities with a total value of $238,298,666. This was secured by collateral of $39,724,443, which was received in cash and subsequently invested in short-term investments currently valued at $39,724,443 as reported in the Portfolio of Investments. Additional collateral of $205,215,935 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2015
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	11/01/2034 to 12/15/2044	$11,379
Federal National Mtg. Assoc.	2.00% to 4.00%	10/25/2029 to 02/25/2044	53,621
Government National Mtg. Assoc.	0.38% to 4.00%	04/20/2039 to 12/16/2052	10,094
United States Treasury Bills	zero coupon	06/18/2015 to 02/04/2016	34,449,843
United States Treasury Notes/Bonds	zero coupon to 8.88%	06/30/2015 to 05/15/2044	170,690,998

(3)	See Note 5 for cost of investments on a tax basis.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2015	Unrealized Appreciation (Depreciation)
1,231	Long	S&P 500 E-Mini Index	June 2015	$129,971,951	$129,624,300	$(347,651)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$4,388,382,395	$—	$—	$4,388,382,395
Short-Term Investment Securities:
Registered Investment Companies	39,724,443	—	—	39,724,443
U.S. Government Treasuries	—	7,099,993	—	7,099,993

Total Investments at Value	$4,428,106,838	$7,099,993	$—	$4,435,206,831

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$347,651	$—	$—	$347,651

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

254

VALIC Company I Value Fund

PORTFOLIO PROFILE — May 31, 2015 (unaudited)

Industry Allocation*

Diversified Banking Institutions	8.0%
Medical — Drugs	7.6
Banks — Super Regional	6.6
Diversified Manufacturing Operations	6.5
Oil Companies — Integrated	4.6
Oil Companies — Exploration & Production	4.3
Investment Management/Advisor Services	3.8
Semiconductor Components — Integrated Circuits	3.7
Networking Products	3.2
Retail — Building Products	2.7
Insurance — Multi-line	2.6
Electric — Integrated	2.6
Electronic Components — Semiconductors	2.2
Medical — HMO	2.0
Medical — Biomedical/Gene	1.9
Aerospace/Defense — Equipment	1.7
Applications Software	1.6
Medical Instruments	1.6
Telephone — Integrated	1.6
Internet Security	1.3
Cable/Satellite TV	1.3
Finance — Other Services	1.3
Steel — Producers	1.3
Building & Construction Products — Misc.	1.3
Chemicals — Diversified	1.3
Retail — Drug Store	1.2
Food — Misc./Diversified	1.2
Banks — Commercial	1.2
Insurance — Life/Health	1.1
Television	1.1
Repurchase Agreements	1.1
Insurance Brokers	1.1
Brewery	1.1
Hotels/Motels	1.1
Oil — Field Services	1.1
Retail — Discount	1.0
Multimedia	1.0
Cruise Lines	0.9
Retail — Apparel/Shoe	0.9
Building — Residential/Commercial	0.9
Paper & Related Products	0.9
Aerospace/Defense	0.9
Home Decoration Products	0.9
Transport — Rail	0.8
Medical Products	0.8
Tobacco	0.8
Retail — Major Department Stores	0.7
Coatings/Paint	0.7
Beverages — Wine/Spirits	0.4
Real Estate Investment Trusts	0.3

99.8%

*	Calculated as a percentage of net assets

255

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.7%
Aerospace/Defense — 0.9%
Spirit AeroSystems Holdings, Inc., Class A†	19,715	$1,076,242

Aerospace/Defense - Equipment — 1.7%
United Technologies Corp.	16,470	1,929,790

Applications Software — 1.6%
Microsoft Corp.	40,254	1,886,302

Banks - Commercial — 1.2%
M&T Bank Corp.	11,090	1,340,559

Banks - Super Regional — 6.6%
PNC Financial Services Group, Inc.	30,993	2,965,720
Wells Fargo & Co.	84,366	4,721,122

		7,686,842

Beverages - Wine/Spirits — 0.4%
Diageo PLC ADR	4,620	512,635

Brewery — 1.1%
Anheuser-Busch InBev NV ADR	10,635	1,282,156

Building & Construction Products - Misc. — 1.3%
Fortune Brands Home & Security, Inc.	32,880	1,507,877

Building - Residential/Commercial — 0.9%
PulteGroup, Inc.	56,640	1,086,355

Cable/Satellite TV — 1.3%
Comcast Corp., Class A	26,414	1,544,162

Chemicals - Diversified — 1.3%
Dow Chemical Co.	28,613	1,489,879

Coatings/Paint — 0.7%
Axalta Coating Systems, Ltd.†	22,220	761,035

Cruise Lines — 0.9%
Norwegian Cruise Line Holdings, Ltd.†	20,140	1,098,838

Diversified Banking Institutions — 8.0%
Citigroup, Inc.	52,880	2,859,750
Goldman Sachs Group, Inc.	9,632	1,986,022
JPMorgan Chase & Co.	69,207	4,552,437

		9,398,209

Diversified Manufacturing Operations — 6.5%
3M Co.	7,920	1,259,914
Eaton Corp. PLC	27,675	1,981,253
General Electric Co.	80,634	2,198,889
Illinois Tool Works, Inc.	10,362	972,267
Ingersoll-Rand PLC	16,994	1,168,847

		7,581,170

Electric - Integrated — 2.6%
Edison International	16,824	1,023,067
Eversource Energy	27,624	1,360,482
NextEra Energy, Inc.	6,255	640,137

		3,023,686

Electronic Components - Semiconductors — 2.2%
Intel Corp.	73,022	2,516,338

Finance - Other Services — 1.3%
Intercontinental Exchange, Inc.	6,510	1,541,438

Food - Misc./Diversified — 1.2%
Kraft Foods Group, Inc.	16,221	1,369,863

Home Decoration Products — 0.9%
Newell Rubbermaid, Inc.	26,635	1,052,882

Security Description	Shares	Value (Note 2)

Hotels/Motels — 1.1%
Hilton Worldwide Holdings, Inc.†	43,150	$1,249,624

Insurance Brokers — 1.1%
Marsh & McLennan Cos., Inc.	22,125	1,288,339

Insurance - Life/Health — 1.1%
Principal Financial Group, Inc.	25,319	1,308,739

Insurance - Multi-line — 2.6%
ACE, Ltd.	14,874	1,583,784
MetLife, Inc.	28,420	1,485,229

		3,069,013

Internet Security — 1.3%
Symantec Corp.	63,345	1,559,871

Investment Management/Advisor Services — 3.8%
Ameriprise Financial, Inc.	12,251	1,526,352
BlackRock, Inc.	5,668	2,073,241
Invesco, Ltd.	21,900	872,277

		4,471,870

Medical Instruments — 1.6%
Medtronic PLC	24,575	1,875,564

Medical Products — 0.8%
Baxter International, Inc.	14,430	961,182

Medical - Biomedical/Gene — 1.9%
Amgen, Inc.	7,636	1,193,201
Gilead Sciences, Inc.†	8,840	992,467

		2,185,668

Medical - Drugs — 7.6%
AstraZeneca PLC ADR	18,400	1,242,920
Bristol-Myers Squibb Co.	25,560	1,651,176
Merck & Co., Inc.	53,858	3,279,414
Pfizer, Inc.	28,924	1,005,109
Roche Holding AG(1)	5,588	1,645,268

		8,823,887

Medical - HMO — 2.0%
UnitedHealth Group, Inc.	19,755	2,374,749

Multimedia — 1.0%
Thomson Reuters Corp.	28,680	1,146,053

Networking Products — 3.2%
Cisco Systems, Inc.	129,119	3,784,478

Oil Companies - Exploration & Production — 4.3%
Anadarko Petroleum Corp.	11,860	991,615
EOG Resources, Inc.	14,160	1,255,850
Occidental Petroleum Corp.	11,910	931,243
Pioneer Natural Resources Co.	6,140	907,676
Southwestern Energy Co.†	36,254	934,266

		5,020,650

Oil Companies - Integrated — 4.6%
Chevron Corp.	23,521	2,422,663
Exxon Mobil Corp.	21,507	1,832,396
Marathon Oil Corp.	40,247	1,094,316

		5,349,375

Oil - Field Services — 1.1%
Halliburton Co.	27,350	1,241,690

Paper & Related Products — 0.9%
International Paper Co.	20,945	1,085,579

256

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2015 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts — 0.3%
Paramount Group, Inc.	17,380	$318,749

Retail - Apparel/Shoe — 0.9%
PVH Corp.	10,450	1,093,488

Retail - Building Products — 2.7%
Home Depot, Inc.	13,064	1,455,591
Lowe’s Cos., Inc.	23,910	1,673,222

		3,128,813

Retail - Discount — 1.0%
Dollar General Corp.	16,000	1,161,440

Retail - Drug Store — 1.2%
CVS Health Corp.	14,104	1,443,967

Retail - Major Department Stores — 0.7%
Nordstrom, Inc.	11,810	857,878

Semiconductor Components-Integrated Circuits — 3.7%
Analog Devices, Inc.	18,769	1,275,541
Marvell Technology Group, Ltd.	90,870	1,271,271
Maxim Integrated Products, Inc.	51,905	1,820,309

		4,367,121

Steel - Producers — 1.3%
Nucor Corp.	11,965	565,945
Steel Dynamics, Inc.	43,526	949,302

		1,515,247

Telephone - Integrated — 1.6%
Verizon Communications, Inc.	36,595	1,809,257

Security Description	Shares/ Principal Amount	Value (Note 2)

Television — 1.1%
CBS Corp., Class B	20,975	$1,294,577

Tobacco — 0.8%
British American Tobacco PLC(1)	16,797	927,411

Transport - Rail — 0.8%
Union Pacific Corp.	9,700	978,827

Total Long-Term Investment Securities
(cost $82,759,538)		115,379,364

REPURCHASE AGREEMENTS — 1.1%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 05/29/2015, to be repurchased 06/01/2015 in the amount $1,294,000 collateralized by $1,365,000 of Federal Home Loan Mtg. Corp., bearing interest at 2.00% due 01/30/2023 and having an approximate value of $1,324,202(cost $1,294,000)	$1,294,000	1,294,000

TOTAL INVESTMENTS
(cost $84,053,538)(2)	99.8%	116,673,364
Other assets less liabilities	0.2	201,642

NET ASSETS	100.0%	$116,875,006

†	Non-income producing security
(1)	Security was valued using fair value procedures at May 31, 2015. The aggregate value of these securities was $2,572,679 representing 2.2% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31,, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value *
Common Stocks:
Medical-Drugs	$7,178,619	$1,645,268	$—	$8,823,887
Tobacco	—	927,411	—	927,411
Other Industries	105,628,066	—	—	105,628,066
Repurchase Agreements	—	1,294,000	—	1,294,000

Total Investments at Value	$112,806,685	$3,866,679	$—	$116,673,364

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $1,645,269 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

257

VALIC Company I

STATEMENT OF ASSETS AND LIABILITIES — May 31, 2015

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	BROAD CAP VALUE INCOME FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	DIVIDEND VALUE FUND	DYNAMIC ALLOCATION FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$198,112,847	$660,978,974	$65,131,250	$278,413,588	$261,460,061	$644,911,594	$49,791,183
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	219,601,694
Repurchase agreements (cost approximates value)	–	–	–	–	6,253,000	1,192,000	–

Total Investments	198,112,847	660,978,974	65,131,250	278,413,588	267,713,061	646,103,594	269,392,877

Cash	143,037	–	465	499	14,142	1,308	–
Foreign cash*	43,980	19,837	–	–	–	–	–
Due from broker	–	–	–	–	32,200	–	4,395,089
Receivable for:
Fund shares sold	21,737	113,808	108	43,896	1,402	3,001	1,375
Dividends and interest	733,166	291,123	145,597	1,142,660	441,012	1,966,110	176,914
Investments sold	785,451	1,420,993	–	3,828,574	816,758	9,568,714	169,489
Securities lending income	21,431	2,240	3,025	916	1,609	36,532	–
Prepaid expenses and other assets	23,430	11,708	4,367	11,721	15,882	12,144	4,493
Due from investment adviser for expense reimbursements/fee waivers	–	–	2,403	–	31,811	380	9,790
Variation margin on futures contracts	43,960	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL ASSETS	199,929,039	662,838,683	65,287,215	283,441,854	269,067,877	657,691,783	274,150,027

LIABILITIES:
Payable for:
Fund shares reacquired	8,258	349,754	106,220	48,087	99,489	216,755	213,236
Investments purchased	8,137,594	1,062,393	–	24,798,043	735,482	4,357,032	–
Accrued foreign tax on capital gains	–	–	–	–	–	–	–
Investment advisory and management fees	76,184	405,317	37,427	107,608	180,374	398,251	58,170
Administrative service fee	10,285	37,549	3,609	14,549	15,278	37,341	3,076
Transfer agent fees and expenses	2	5	3	6	2	5	–
Directors’ fees and expenses	5,136	8,977	656	4,328	12,233	9,407	1,406
Other accrued expenses	77,522	81,565	42,703	67,581	57,940	84,687	57,370
Line of credit	–	–	–	–	–	–	–
Variation margin on futures contracts	120,947	–	–	–	5,495	–	698,650
Collateral upon return of securities loaned	12,365,001	8,074,528	2,477,574	2,359,086	2,006,883	10,869,042	–
Due to broker	1,990	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–	413,347
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	20,802,919	10,020,088	2,668,192	27,399,288	3,113,176	15,972,520	1,445,255

NET ASSETS	$179,126,120	$652,818,595	$62,619,023	$256,042,566	$265,954,701	$641,719,263	$272,704,772

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$144,731	$363,537	$39,057	$258,216	$130,469	$485,045	$226,460
Additional paid-in capital	149,883,591	332,123,806	44,288,558	248,390,051	211,378,846	457,635,336	249,580,786
Accumulated undistributed net investment income (loss)	3,294,301	(279,743)	788,080	4,425,263	2,514,932	13,473,128	4,899,297
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	18,230,878	77,349,872	3,390,721	371,526	(3,869,035)	59,988,790	6,104,515
Unrealized appreciation (depreciation) on investments	7,723,431	243,261,156	14,112,607	2,597,510	55,782,148	110,137,007	11,637,745
Unrealized appreciation (depreciation) on futures contracts and written options contracts	(150,501)	–	–	–	17,341	–	255,969
Unrealized foreign exchange gain (loss) on other assets and liabilities	(311)	(33)	–	–	–	(43)	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

NET ASSETS	$179,126,120	$652,818,595	$62,619,023	$256,042,566	$265,954,701	$641,719,263	$272,704,772

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	14,473,139	36,353,727	3,905,720	25,821,567	13,046,911	48,504,470	22,646,038
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$12.38	$17.96	$16.03	$9.92	$20.38	$13.23	$12.04

* Cost
Investment securities (unaffiliated)	$190,389,416	$417,717,818	$51,018,643	$275,816,078	$205,677,913	$534,774,587	$49,717,645

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$208,037,487

Foreign cash	$39,977	$19,852	$–	$–	$–	$–	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$968,230

† Including securities on loan	$12,133,526	$7,997,198	$2,417,109	$2,315,695	$5,233,214	$13,222,492	$–

See Notes to Financial Statements

258

VALIC Company I

STATEMENT OF ASSETS AND LIABILITIES — May 31, 2015 — (continued)

	EMERGING ECONOMIES FUND	FOREIGN VALUE FUND	GLOBAL REAL ESTATE FUND	GLOBAL SOCIAL AWARENESS FUND	GLOBAL STRATEGY FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$670,354,763	$1,084,127,801	$527,332,834	$425,309,492	$528,124,679	$158,468,019	$1,084,941,111
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	–	–	–	–	3,864,000	–

Total Investments	670,354,763	1,084,127,801	527,332,834	425,309,492	528,124,679	162,332,019	1,084,941,111

Cash	990	395,688	455	39	105,352	774	794
Foreign cash*	763,297	1,141,410	288,399	1,671,838	3,022,768	–	115,465
Due from broker	–	–	–	–	–	–	–
Receivable for:
Fund shares sold	457,134	43,678	91,309	8,167	137,090	50,489	39,885
Dividends and interest	1,806,001	5,235,807	621,438	1,199,588	3,405,854	744,255	1,472,685
Investments sold	286,661	856,632	3,441,423	159,680	–	–	15,321,160
Securities lending income	31,484	236,503	8,780	1,826	75,697	–	22,536
Prepaid expenses and other assets	12,023	20,432	27,913	16,843	12,120	10,340	24,267
Due from investment adviser for expense reimbursements/fee waivers	–	–	–	–	–	–	–
Variation margin on futures contracts	–	–	–	–	–		–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	9,221,923	–	–

TOTAL ASSETS	673,712,353	1,092,057,951	531,812,551	428,367,473	544,105,483	163,137,877	1,101,937,903

LIABILITIES:
Payable for:
Fund shares reacquired	27,239	235,368	19,526	433,502	14,844	70,636	123,445
Investments purchased	413	241,980	6,916,571	59,042	289,880	953,791	2,587,325
Accrued foreign tax on capital gains	159,522	44,823	–	–	–	–	–
Investment advisory and management fees	435,861	573,890	318,420	183,369	219,602	68,899	615,651
Administrative service fee	38,410	58,142	29,760	24,755	29,732	9,301	59,558
Transfer agent fees and expenses	–	–	5	3	2	6	3
Directors’ fees and expenses	8,819	17,686	4,981	11,638	9,345	4,648	21,489
Other accrued expenses	176,901	145,513	78,358	76,775	107,214	53,871	113,635
Line of credit	–	–	–	–	–	–	4,247,075
Variation margin on futures contracts	–	–	–	136,590	–	–	–
Collateral upon return of securities loaned	24,525,757	99,776,798	10,098,118	4,199,569	27,175,987	–	66,182,024
Due to broker	–	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	1,695,322	–	–

TOTAL LIABILITIES	25,372,922	101,094,200	17,465,739	5,125,243	29,541,928	1,161,152	73,950,205

NET ASSETS	$648,339,431	$990,963,751	$514,346,812	$423,242,230	$514,563,555	$161,976,725	$1,027,987,698

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$826,817	$949,317	$597,948	$191,394	$378,914	$149,671	$626,645
Additional paid-in capital	737,387,329	956,639,623	444,547,869	427,811,296	414,434,282	155,964,287	744,582,387
Accumulated undistributed net investment income (loss)	14,271,801	17,101,747	11,020,035	6,726,364	14,905,778	3,694,870	5,619,937
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	(142,448,040)	(26,930,409)	19,215,252	(39,896,804)	29,955,371	(2,018,238)	145,829,753
Unrealized appreciation (depreciation) on investments	38,477,614	43,351,730	38,993,346	28,131,085	47,436,831	4,186,135	131,336,569
Unrealized appreciation (depreciation) on futures contracts and written options contracts	–	–	–	343,998	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	(16,568)	(103,434)	(27,638)	(65,103)	7,452,379	–	(7,593)
Accrued capital gains tax on unrealized appreciation (depreciation)	(159,522)	(44,823)	–	–	–	–	–

NET ASSETS	$648,339,431	$990,963,751	$514,346,812	$423,242,230	$514,563,555	$161,976,725	$1,027,987,698

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	82,681,654	94,931,676	59,794,773	19,139,400	37,891,376	14,967,147	62,664,467
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$7.84	$10.44	$8.60	$22.11	$13.58	$10.82	$16.40

* Cost
Investment securities (unaffiliated)	$631,877,149	$1,040,776,071	$488,339,488	$397,178,407	$480,687,848	$154,281,884	$953,604,542

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$768,914	$1,149,443	$289,141	$1,697,470	$3,028,101	$–	$114,941

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$23,121,248	$96,854,671	$10,423,291	$7,317,818	$26,622,266	$–	$87,019,281

See Notes to Financial Statements

259

VALIC Company I

STATEMENT OF ASSETS AND LIABILITIES — May 31, 2015 — (continued)

	GROWTH & INCOME FUND	HEALTH SCIENCES FUND	INFLATION PROTECTED FUND	INTERNATIONAL EQUITIES INDEX FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH FUND	LARGE CAP CORE FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$121,884,102	$984,255,155	$485,404,271	$1,150,920,199	$167,908,720	$657,486,612	$177,442,656
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	–	–	15,236,000	–	–	2,956,000

Total Investments	121,884,102	984,255,155	485,404,271	1,166,156,199	167,908,720	657,486,612	180,398,656

Cash	280	–	30,195	709	9,164	176,557	97
Foreign cash*	–	31,965	4,408,671	6,806,892	880,844	1,451,110	–
Due from broker	85,000	–	–	–	–	–	–
Receivable for:
Fund shares sold	22,155	1,615,742	34,929	111,290	7,579	4,916	2,119
Dividends and interest	228,265	342,170	1,910,238	5,664,650	1,917,139	2,466,920	219,293
Investments sold	188,219	2,921,538	1,750,716	–	1,131,061	353,858	699,519
Securities lending income	78	29,895	8,561	184,717	98	70,343	72
Prepaid expenses and other assets	7,793	10,639	8,992	39,124	10,014	19,192	12,544
Due from investment adviser for expense reimbursements/fee waivers	5,722	–	–	–	–	54,764	–
Variation margin on futures contracts	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL ASSETS	122,421,614	989,207,104	493,556,573	1,178,963,581	171,864,619	662,084,272	181,332,300

LIABILITIES:
Payable for:
Fund shares reacquired	21,142	39,127	91,770	73,845	75,286	202,154	97,719
Investments purchased	247,992	1,841,726	1,719,593	12,139,520	–	81,474	861,978
Accrued foreign tax on capital gains	–	49,554	–	–	–	17,956	–
Investment advisory and management fees	77,246	749,451	197,196	272,335	74,749	486,413	108,168
Administrative service fee	6,953	51,742	27,987	62,262	10,091	36,098	10,431
Transfer agent fees and expenses	4	3	5	–	13	5	3
Directors’ fees and expenses	4,139	7,630	5,901	21,769	5,129	15,820	2,668
Other accrued expenses	52,289	80,156	78,698	395,085	72,438	125,596	50,122
Line of credit	–	–	–	–	–	–	–
Variation margin on futures contracts	11,775	–	–	230,000	–	–	–
Collateral upon return of securities loaned	258,025	46,760,036	3,957,958	84,594,842	314,650	39,731,697	–
Due to broker	–	–	–	–	–	–	–
Call and put options written, at value@	–	316,519	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	679,565	49,895,944	6,079,108	97,789,658	552,356	40,697,213	1,131,089

NET ASSETS	$121,742,049	$939,311,160	$487,477,465	$1,081,173,923	$171,312,263	$621,387,059	$180,201,211

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$61,802	$347,755	$446,436	$1,517,180	$152,196	$438,172	$131,106
Additional paid-in capital	96,847,898	479,556,976	471,823,998	1,119,955,141	181,298,076	486,857,907	118,321,362
Accumulated undistributed net investment income (loss)	1,246,544	(2,208,673)	2,915,841	25,427,463	2,927,580	4,884,943	1,360,904
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	5,103,556	113,121,482	634,992	(142,520,073)	(2,780,271)	26,120,249	29,758,160
Unrealized appreciation (depreciation) on investments	18,490,492	348,737,621	12,169,925	76,070,742	(10,208,318)	103,199,767	30,629,679
Unrealized appreciation (depreciation) on futures contracts and written options contracts	(8,243)	(185,725)	–	1,049,785	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	(8,722)	(513,727)	(326,315)	(77,000)	(96,023)	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	(49,554)	–	–	–	(17,956)	–

NET ASSETS	$121,742,049	$939,311,160	$487,477,465	$1,081,173,923	$171,312,263	$621,387,059	$180,201,211

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	6,180,181	34,775,546	44,643,612	151,717,972	15,219,575	43,817,213	13,110,576
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$19.70	$27.01	$10.92	$7.13	$11.26	$14.18	$13.74

* Cost
Investment securities (unaffiliated)	$103,393,610	$635,517,534	$473,234,346	$1,074,849,457	$178,117,038	$554,286,845	$146,812,977

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$–	$32,165	$4,914,181	$6,901,819	$921,365	$1,448,316	$–

@ Premiums received on options written	$–	$130,794	$–	$–	$–	$–	$–

† Including securities on loan	$251,832	$45,738,523	$3,864,663	$80,657,134	$307,465	$37,679,405	$–

See Notes to Financial Statements

260

VALIC Company I

STATEMENT OF ASSETS AND LIABILITIES — May 31, 2015 — (continued)

	LARGE CAPITAL GROWTH FUND	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	MONEY MARKET I FUND	NASDAQ-100® INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$432,606,209	$3,540,791,617	$318,267,818	$336,195,754	$326,143,134	$1,077,602,360	$126,866,874
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	19,037,000	–	8,096,000	9,190,000	1,394,000	522,000

Total Investments	432,606,209	3,559,828,617	318,267,818	344,291,754	335,333,134	1,078,996,360	127,388,874

Cash	1,616,905	261	425	3	486	25,943	448
Foreign cash*	211	–	–	–	–	2,359,003	–
Due from broker	–	–	–	–	–	–	–
Receivable for:
Fund shares sold	32,621	286,806	8,620	323,943	144,689	60,983	82,275
Dividends and interest	502,906	3,354,166	91,158	98,708	353,858	830,121	27,523
Investments sold	–	9,792,815	111,881	–	–	14,168,117	150,284
Securities lending income	3,436	227,381	20,950	–	1,261	51,502	33,352
Prepaid expenses and other assets	11,359	82,449	10,212	24,635	7,742	34,873	5,193
Due from investment adviser for expense reimbursements/fee waivers	–	–	–	100,722	3,739	–	–
Variation margin on futures contracts	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL ASSETS	434,773,647	3,573,572,495	318,511,064	344,839,765	335,844,909	1,096,526,902	127,687,949

LIABILITIES:
Payable for:
Fund shares reacquired	345,080	320,800	51,861	1,221,589	11,119	36,845	3,306
Investments purchased	–	6,240,179	1,841,687	–	–	12,061,717	48,731
Accrued foreign tax on capital gains	–	–	–	–	–	–	–
Investment advisory and management fees	230,229	733,678	170,746	117,753	110,209	749,995	82,135
Administrative service fee	24,282	190,288	16,629	19,871	18,822	57,872	6,522
Transfer agent fees and expenses	–	–	5	7	–	11	2
Directors’ fees and expenses	7,994	68,243	5,590	15,187	4,031	31,590	1,530
Other accrued expenses	67,782	275,800	61,695	102,523	101,885	136,036	46,467
Line of credit	–	–	–	–	–	–	–
Variation margin on futures contracts	–	859,040	–	–	71,120	–	–
Collateral upon return of securities loaned	12,530,936	229,240,701	28,224,525	–	5,450,637	68,551,148	11,630,621
Due to broker	–	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	13,206,303	237,928,729	30,372,738	1,476,930	5,767,823	81,625,214	11,819,314

NET ASSETS	$421,567,344	$3,335,643,766	$288,138,326	$343,362,835	$330,077,086	$1,014,901,688	$115,868,635

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$330,708	$1,169,694	$187,766	$3,438,810	$318,543	$380,355	$79,593
Additional paid-in capital	336,789,661	2,038,124,429	209,754,629	340,441,012	161,925,473	706,843,421	80,028,799
Accumulated undistributed net investment income (loss)	3,392,625	36,939,966	(392,989)	1,129	2,152,921	(764,228)	(116,255)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	17,152,007	254,650,051	31,113,531	(518,116)	12,197,856	157,930,631	14,776,120
Unrealized appreciation (depreciation) on investments	63,907,706	1,003,983,287	47,475,389	–	153,201,454	150,475,098	21,100,378
Unrealized appreciation (depreciation) on futures contracts and written options contracts	–	776,339	–	–	280,839	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	(5,363)	–	–	–	–	36,411	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

NET ASSETS	$421,567,344	$3,335,643,766	$288,138,326	$343,362,835	$330,077,086	$1,014,901,688	$115,868,635

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	33,070,837	116,969,447	18,776,617	343,880,962	31,854,272	38,035,465	7,959,342
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$12.75	$28.52	$15.35	$1.00	$10.36	$26.68	$14.56

* Cost
Investment securities (unaffiliated)	$368,698,503	$2,536,808,330	$270,792,429	$336,195,754	$172,941,680	$927,127,262	$105,766,496

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$219	$–	$–	$–	$–	$2,312,857	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$14,532,013	$300,286,494	$27,647,002	$–	$5,869,528	$67,557,878	$11,359,470

See Notes to Financial Statements

261

VALIC Company I

STATEMENT OF ASSETS AND LIABILITIES — May 31, 2015 — (continued)

	SMALL CAP FUND	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	VALUE FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$378,049,478	$1,222,601,424	$249,660,570	$143,054,120	$4,416,295,201	$115,379,364
Investment securities, at value (affiliated)*†	–	–	–	–	18,911,630	–
Repurchase agreements (cost approximates value)	–	7,373,000	–	–	–	1,294,000

Total Investments	378,049,478	1,229,974,424	249,660,570	143,054,120	4,435,206,831	116,673,364

Cash	105,068	4,358	1,601	–	–	512
Foreign cash*	–	–	–	–	–	–
Due from broker	–	–	–	–	–	–
Receivable for:
Fund shares sold	3,479	36,001	3,706	415	1,640,146	44,281
Dividends and interest	237,196	778,566	286,218	59,352	9,271,798	288,912
Investments sold	609,117	8,218	632,016	433,254	123,228,811	–
Securities lending income	38,788	241,735	32,546	28,856	46,837	82
Prepaid expenses and other assets	17,496	28,335	15,433	5,858	201,386	6,696
Due from investment adviser for expense reimbursements/fee waivers	21,545	–	–	–	–	7,330
Variation margin on futures contracts	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–

TOTAL ASSETS	379,082,167	1,231,071,637	250,632,090	143,581,855	4,569,595,809	117,021,177

LIABILITIES:
Payable for:
Fund shares reacquired	83,674	532,065	192,526	64,339	679,543	11,453
Investments purchased	1,188,314	–	689,163	396,486	356,571	–
Accrued foreign tax on capital gains	–	–	–	–	–	–
Investment advisory and management fees	266,103	280,021	153,158	94,855	941,452	77,652
Administrative service fee	20,289	64,140	13,784	7,532	260,411	6,720
Transfer agent fees and expenses	2	–	4	2	–	5
Directors’ fees and expenses	13,944	24,148	4,573	2,206	125,124	3,092
Other accrued expenses	76,271	144,144	59,130	47,592	377,152	47,249
Line of credit	–	–	–	–	6,539,201	–
Variation margin on futures contracts	–	116,100	–	–	966,335	–
Collateral upon return of securities loaned	23,139,822	110,447,863	10,533,821	11,198,341	39,724,443	–
Due to broker	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–

TOTAL LIABILITIES	24,788,419	111,608,481	11,646,159	11,811,353	49,970,232	146,171

NET ASSETS	$354,293,748	$1,119,463,156	$238,985,931	$131,770,502	$4,519,625,577	$116,875,006

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$249,897	$527,343	$173,943	$97,130	$1,234,991	$75,593
Additional paid-in capital	223,833,278	720,602,866	182,451,996	99,354,911	2,161,896,539	118,221,394
Accumulated undistributed net investment income (loss)	346,774	12,222,351	3,010,639	(333,698)	76,018,733	1,592,135
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	46,892,113	70,057,199	19,897,196	11,380,895	253,832,028	(35,633,623)
Unrealized appreciation (depreciation) on investments	82,971,576	315,951,591	33,452,157	21,271,264	2,026,990,937	32,619,826
Unrealized appreciation (depreciation) on futures contracts and written options contracts	–	101,800	–	–	(347,651)	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	110	6	–	–	–	(319)
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–

NET ASSETS	$354,293,748	$1,119,463,156	$238,985,931	$131,770,502	$4,519,625,577	$116,875,006

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	24,989,723	52,734,275	17,394,309	9,712,980	123,499,070	7,559,283
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$14.18	$21.23	$13.74	$13.57	$36.60	$15.46

* Cost
Investment securities (unaffiliated)	$295,077,902	$906,649,833	$216,208,413	$121,782,856	$2,397,603,825	$82,759,538

Investment securities (affiliated)	$–	$–	$–	$–	$10,612,069	$–

Foreign cash	$–	$–	$–	$–	$–	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–

† Including securities on loan	$22,549,683	$113,169,827	$10,248,543	$11,811,134	$238,298,666	$–

See Notes to Financial Statements

262

VALIC Company I

STATEMENT OF OPERATIONS — For the Year Ended May 31, 2015

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	BROAD CAP VALUE INCOME FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	DIVIDEND VALUE FUND	DYNAMIC ALLOCATION FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,425,479	$4,537,298	$1,274,195	$29,441	$4,642,397	$18,689,882	$–
Dividends (affiliated)	–	–	–	–	–	–	3,444,405
Securities lending income	78,013	33,253	12,631	6,058	30,088	226,329	–
Interest (unaffiliated)	1,921,388	1,507	184	5,277,854	3	1,216	981,883

Total investment income*	4,424,880	4,572,058	1,287,010	5,313,353	4,672,488	18,917,427	4,426,288

EXPENSES:
Investment advisory and management fees	885,643	4,650,567	412,974	1,129,099	2,134,397	4,733,516	671,562
Administrative service fee	119,562	430,367	39,823	152,549	180,848	444,142	34,562
Transfer agent fees and expenses	1,175	3,122	1,561	2,436	1,174	3,122	639
Custodian fees	91,063	36,176	20,748	35,751	26,803	25,662	21,128
Reports to shareholders	25,136	88,785	8,948	28,752	38,461	93,748	37,975
Audit and tax fees	41,619	30,472	30,422	42,177	30,485	30,383	35,079
Legal fees	11,788	18,901	9,586	12,208	25,948	20,383	35,255
Directors’ fees and expenses	7,597	27,677	2,510	9,093	11,603	28,056	12,132
Interest expense	9	33	31	–	43	504	–
Other expenses	27,666	25,860	14,232	16,143	17,354	24,586	11,202

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	1,211,258	5,311,960	540,835	1,428,208	2,467,116	5,404,102	859,534

Fees waived and expenses reimbursed by investment adviser (Note 3)	–	–	(39,367)	–	(323,709)	(8,605)	64
Fees paid indirectly (Note 7)	–	(6,013)	(2,815)	–	(3,079)	–	–

Net expenses	1,211,258	5,305,947	498,653	1,428,208	2,140,328	5,395,497	859,598

Net investment income (loss)	3,213,622	(733,889)	788,357	3,885,145	2,532,160	13,521,930	3,566,690

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	18,964,186	79,091,478	3,622,686	2,583,098	29,747,258	61,713,435	(2,297,394)
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	5,656,320
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	–	–	–	–	–	–	9,181,241
Net realized gain (loss) on futures contracts and written options contracts	(244,386)	–	–	–	15,842	–	(1,521,569)
Net realized foreign exchange gain (loss) on other assets and liabilities	(47,150)	(9,817)	–	–	(635)	(32,257)	–
Net increase from payment by affiliates (Note 3)	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	18,672,650	79,081,661	3,622,686	2,583,098	29,762,465	61,681,178	11,018,598

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(11,103,738)	13,747,170	1,711,762	(679,768)	(5,670,647)	(19,630,376)	(186,197)
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	(3,098,340)
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	(150,501)	–	–	–	17,341	–	(731,500)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(3,881)	(79)	–	–	–	(3)	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(11,258,120)	13,747,091	1,711,762	(679,768)	(5,653,306)	(19,630,379)	(4,016,037)

Net realized and unrealized gain (loss) on investments and foreign currencies	7,414,530	92,828,752	5,334,448	1,903,330	24,109,159	42,050,799	7,002,561

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,628,152	$92,094,863	$6,122,805	$5,788,475	$26,641,319	$55,572,729	$10,569,251

* Net of foreign withholding taxes on interest and dividends of	$73,606	$3,337	$7,109	$313	$47,362	$82,889	$–

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

263

VALIC Company I

STATEMENT OF OPERATIONS — For the Year Ended May 31, 2015 — (continued)

	EMERGING ECONOMIES FUND	FOREIGN VALUE FUND	GLOBAL REAL ESTATE FUND	GLOBAL SOCIAL AWARENESS FUND	GLOBAL STRATEGY FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$21,315,274	$26,074,957	$16,156,663	$9,658,908	$8,435,432	$–	$13,789,900
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	200,173	932,711	130,505	64,243	231,073	2,469	270,958
Interest (unaffiliated)	712	2,722	430	1,291	6,238,622	4,306,047	716

Total investment income*	21,516,159	27,010,390	16,287,598	9,724,442	14,905,127	4,308,516	14,061,574

EXPENSES:
Investment advisory and management fees	5,185,730	6,679,187	3,570,652	2,163,047	2,616,671	812,610	7,030,743
Administrative service fee	457,358	676,887	332,859	292,011	354,634	109,702	678,542
Transfer agent fees and expenses	3,751	3,046	2,731	1,955	1,172	3,512	1,957
Custodian fees	479,544	207,846	84,941	58,868	145,437	15,949	67,153
Reports to shareholders	94,631	145,381	65,044	45,435	77,170	23,600	142,215
Audit and tax fees	44,189	40,320	34,286	41,923	42,001	35,928	30,784
Legal fees	30,123	31,135	19,272	19,375	24,165	11,229	29,189
Directors’ fees and expenses	28,734	43,887	20,591	19,309	23,163	7,195	43,751
Interest expense	9,526	57	723	1,987	23	–	3,992
Other expenses	63,700	82,516	38,895	43,740	52,078	14,309	34,385

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	6,397,286	7,910,262	4,169,994	2,687,650	3,336,514	1,034,034	8,062,711

Fees waived and expenses reimbursed by investment adviser (Note 3)	–	–	–	–	–	–	–
Fees paid indirectly (Note 7)	(18,692)	(24,070)	(4,814)	–	(5,589)	–	–

Net expenses	6,378,594	7,886,192	4,165,180	2,687,650	3,330,925	1,034,034	8,062,711

Net investment income (loss)	15,137,565	19,124,198	12,122,418	7,036,792	11,574,202	3,274,482	5,998,863

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(16,607,947)	37,198,739	29,755,832	48,428,370	28,317,719	17,956	148,058,040
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	–	–	–	1,326,502	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(507,529)	(751,159)	(138,168)	(111,275)	11,793,873	–	(9,868)
Net increase from payment by affiliates (Note 3)	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	(17,115,476)	36,447,580	29,617,664	49,643,597	40,111,592	17,956	148,048,172

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(5,353,742)	(123,294,780)	(12,522,482)	(25,708,505)	(47,828,981)	1,637,323	(49,984,013)
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	–	–	–	3,694	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(32,777)	(100,472)	(28,874)	(65,327)	6,558,828	–	(7,495)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	461,247	748,053	76,012	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(4,925,272)	(122,647,199)	(12,475,344)	(25,770,138)	(41,270,153)	1,637,323	(49,991,508)

Net realized and unrealized gain (loss) on investments and foreign currencies	(22,040,748)	(86,199,619)	17,142,320	23,873,459	(1,158,561)	1,655,279	98,056,664

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,903,183)	$(67,075,421)	$29,264,738	$30,910,251	$10,415,641	$4,929,761	$104,055,527

* Net of foreign withholding taxes on interest and dividends of	$2,604,351	$2,457,000	$715,558	$471,717	$568,498	$–	$65,144

** Net of foreign withholding taxes on capital gains of	$274,067	$232,725	$71,191	$–	$1,174	$–	$–

See Notes to Financial Statements

264

VALIC Company I

STATEMENT OF OPERATIONS — For the Year Ended May 31, 2015 — (continued)

	GROWTH & INCOME FUND	HEALTH SCIENCES FUND	INFLATION PROTECTED FUND	INTERNATIONAL EQUITIES INDEX FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH FUND	LARGE CAP CORE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,258,977	$3,373,375	$364,029	$32,346,183	$–	$13,081,264	$2,817,807
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	3,040	259,728	40,767	528,996	1,081	258,796	13,448
Interest (unaffiliated)	81	14,645	7,827,623	2,557	6,169,488	3,183	–

Total investment income*	2,262,098	3,647,748	8,232,419	32,877,736	6,170,569	13,343,243	2,831,255

EXPENSES:
Investment advisory and management fees	891,214	7,240,044	2,302,140	3,177,660	924,393	5,615,444	1,259,729
Administrative service fee	80,209	496,661	326,614	725,044	124,793	416,153	121,474
Transfer agent fees and expenses	2,340	1,568	2,801	4,410	2,148	2,731	1,561
Custodian fees	19,421	39,299	31,262	242,332	34,512	199,800	10,781
Reports to shareholders	16,949	90,791	67,386	127,273	26,969	89,404	25,301
Audit and tax fees	31,165	33,231	37,761	78,509	47,379	41,643	30,393
Legal fees	10,876	25,310	15,934	47,140	14,591	30,182	11,570
Directors’ fees and expenses	5,137	30,153	20,677	47,248	8,103	26,407	7,762
Interest expense	29	10	124	535	23	2,215	189
Other expenses	16,265	27,612	17,448	320,082	13,782	99,546	17,469

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	1,073,605	7,984,679	2,822,147	4,770,233	1,196,693	6,523,525	1,486,229

Fees waived and expenses reimbursed by investment adviser (Note 3)	(63,563)	–	–	–	–	(296,645)	–
Fees paid indirectly (Note 7)	(661)	(6,357)	–	–	–	(1,599)	(15,697)

Net expenses	1,009,381	7,978,322	2,822,147	4,770,233	1,196,693	6,225,281	1,470,532

Net investment income (loss)	1,252,717	(4,330,574)	5,410,272	28,107,503	4,973,876	7,117,962	1,360,723

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	5,996,268	117,860,297	(1,558,712)	49,417,789	(2,109,911)	32,564,062	30,092,163
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	71,777	(445,150)	–	(1,308,464)	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(17)	(24,020)	(59,657)	(432,685)	(279,440)	(232,413)	(141)
Net increase from payment by affiliates (Note 3)	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	6,068,028	117,391,127	(1,618,369)	47,676,640	(2,389,351)	32,331,649	30,092,022

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	6,168,509	174,351,274	(10,813,672)	(87,649,836)	(12,875,067)	(25,478,821)	(7,214,329)
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	(36,414)	(176,145)	–	870,461	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	(10,469)	(515,458)	(284,299)	(77,066)	(95,650)	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	1,535	–	–	–	55,294	–

Net unrealized gain (loss) on investments and foreign currencies	6,132,095	174,166,195	(11,329,130)	(87,063,674)	(12,952,133)	(25,519,177)	(7,214,329)

Net realized and unrealized gain (loss) on investments and foreign currencies	12,200,123	291,557,322	(12,947,499)	(39,387,034)	(15,341,484)	6,812,472	22,877,693

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,452,840	$287,226,748	$(7,537,227)	$(11,279,531)	$(10,367,608)	$13,930,434	$24,238,416

* Net of foreign withholding taxes on interest and dividends of	$63	$69,403	$236	$2,334,111	$502	$1,079,771	$9,488

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$36,308	$–	$26,437	$–

See Notes to Financial Statements

265

VALIC Company I

STATEMENT OF OPERATIONS — For the Year Ended May 31, 2015 — (continued)

	LARGE CAPITAL GROWTH FUND	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	MONEY MARKET I FUND	NASDAQ-100® INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$6,434,044	$45,944,332	$1,506,082	$–	$3,702,030	$7,896,170	$363,589
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	40,250	2,552,277	289,213	–	31,170	590,928	239,399
Interest (unaffiliated)	606	6,649	616	542,963	292	11,990	–

Total investment income*	6,474,900	48,503,258	1,795,911	542,963	3,733,492	8,499,088	602,988

EXPENSES:
Investment advisory and management fees	2,633,881	8,446,473	2,053,304	1,425,603	1,183,550	8,626,923	897,098
Administrative service fee	277,792	2,176,030	200,247	240,571	201,354	665,226	71,240
Transfer agent fees and expenses	1,712	6,046	2,868	4,886	4,273	4,942	1,172
Custodian fees	21,180	94,536	27,153	13,265	15,655	86,443	18,802
Reports to shareholders	57,037	446,699	43,411	50,926	39,349	135,756	15,057
Audit and tax fees	30,405	31,235	30,856	35,928	31,197	31,965	30,527
Legal fees	15,382	82,165	14,351	14,444	13,432	25,064	10,410
Directors’ fees and expenses	17,595	137,804	13,053	15,374	12,609	42,899	4,534
Interest expense	492	–	628	–	60	771	6
Other expenses	21,634	108,034	18,494	14,990	109,062	44,239	16,193

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	3,077,110	11,529,022	2,404,365	1,815,987	1,610,541	9,664,228	1,065,039

Fees waived and expenses reimbursed by investment adviser (Note 3)	–	–	–	(1,308,713)	(29,539)	–	(20,183)
Fees paid indirectly (Note 7)	(2,787)	–	(19,546)	–	–	(63,190)	–

Net expenses	3,074,323	11,529,022	2,384,819	507,274	1,581,002	9,601,038	1,044,856

Net investment income (loss)	3,400,577	36,974,236	(588,908)	35,689	2,152,490	(1,101,950)	(441,868)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	17,642,440	278,455,814	32,440,151	11,175	12,242,809	165,886,580	15,743,785
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	–	5,928,507	–	–	1,235,680	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(4,343)	–	918	–	–	(77,167)	–
Net increase from payment by affiliates (Note 3)	–	–	–	105,000	–	–	–

Net realized gain (loss) on investments and foreign currencies	17,638,097	284,384,321	32,441,069	116,175	13,478,489	165,809,413	15,743,785

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	22,024,266	42,052,245	759,925	–	41,018,517	10,431,693	12,467,445
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	–	(785,083)	–	–	(4,329)	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(1,134)	–	799	–	–	24,443	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	22,023,132	41,267,162	760,724	–	41,014,188	10,456,136	12,467,445

Net realized and unrealized gain (loss) on investments and foreign currencies	39,661,229	325,651,483	33,201,793	116,175	54,492,677	176,265,549	28,211,230

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$43,061,806	$362,625,719	$32,612,885	$151,864	$56,645,167	$175,163,599	$27,769,362

* Net of foreign withholding taxes on interest and dividends of	$236,271	$–	$9,368	$–	$499	$202,522	$2,138

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

266

VALIC Company I

STATEMENT OF OPERATIONS — For the Year Ended May 31, 2015 — (continued)

	SMALL CAP FUND	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	VALUE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$3,425,662	$14,055,347	$4,900,041	$585,456	$90,779,210	$2,611,042
Dividends (affiliated)	–	–	–	–	179,327	–
Securities lending income	437,410	2,983,255	242,020	138,380	452,346	3,715
Interest (unaffiliated)	2,629	3,751	1,096	–	8,744	–

Total investment income*	3,865,701	17,042,353	5,143,157	723,836	91,419,627	2,614,757

EXPENSES:
Investment advisory and management fees	3,162,600	3,254,089	1,831,229	1,051,724	11,060,171	936,098
Administrative service fee	241,221	743,604	164,811	83,519	3,057,808	81,008
Transfer agent fees and expenses	1,174	5,605	2,341	1,172	7,149	2,731
Custodian fees	40,336	62,589	22,202	16,591	129,407	16,143
Reports to shareholders	51,518	153,854	35,510	17,851	634,211	18,029
Audit and tax fees	31,286	33,678	30,877	30,567	31,246	30,421
Legal fees	15,894	27,386	12,632	9,965	82,508	10,812
Directors’ fees and expenses	15,350	47,502	10,592	5,270	195,550	5,200
Interest expense	295	292	30	–	1,841	10
Other expenses	30,826	30,455	20,160	15,051	142,141	16,290

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	3,590,500	4,359,054	2,130,384	1,231,710	15,342,032	1,116,742

Fees waived and expenses reimbursed by investment adviser (Note 3)	(267,008)	–	–	–	–	(96,636)
Fees paid indirectly (Note 7)	(21,195)	–	(27,162)	(8,371)	–	(38)

Net expenses	3,302,297	4,359,054	2,103,222	1,223,339	15,342,032	1,020,068

Net investment income (loss)	563,404	12,683,299	3,039,935	(499,503)	76,077,595	1,594,689

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	47,799,204	72,304,254	22,870,330	11,761,717	296,338,988	12,226,097
Net realized gain (loss) on investments (affiliated)	–	–	–	–	1,356,841	–
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	–	1,001,276	–	–	12,473,140	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(299)	62	–	(10)	–	(1,191)
Net increase from payment by affiliates (Note 3)	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	47,798,905	73,305,592	22,870,330	11,761,707	310,168,969	12,224,906

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(10,872,167)	29,460,659	(6,929,716)	11,077,256	103,983,226	(1,624,135)
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	174,875	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	–	1,533,984	–	–	(4,508,248)	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	35	1	–	(21)	–	(673)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(10,872,132)	30,994,644	(6,929,716)	11,077,235	99,649,853	(1,624,808)

Net realized and unrealized gain (loss) on investments and foreign currencies	36,926,773	104,300,236	15,940,614	22,838,942	409,818,822	10,600,098

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37,490,177	$116,983,535	$18,980,549	$22,339,439	$485,896,417	$12,194,787

* Net of foreign withholding taxes on interest and dividends of	$9,109	$7,691	$10,080	$1,834	$8,690	$18,691

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

267

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS

	ASSET ALLOCATION FUND		BLUE CHIP GROWTH FUND		BROAD CAP VALUE INCOME FUND		CAPITAL CONSERVATION FUND
	For the Year Ended May 31, 2015	For the Year Ended May 31, 2014	For the Year Ended May 31, 2015	For the Year Ended May 31, 2014	For the Year Ended May 31, 2015	For the Year Ended May 31, 2014	For the Year Ended May 31, 2015	For the Year Ended May 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,213,622	$3,310,479	$(733,889)	$(573,007)	$788,357	$1,017,630	$3,885,145	$3,991,318
Net realized gain (loss) on investments and foreign currencies	18,672,650	10,481,681	79,081,661	59,383,511	3,622,686	3,161,247	2,583,098	(688,221)
Net unrealized gain (loss) on investments and foreign currencies	(11,258,120)	5,460,862	13,747,091	64,585,834	1,711,762	3,529,560	(679,768)	1,314,991

Net increase (decrease) in net assets resulting from operations	10,628,152	19,253,022	92,094,863	123,396,338	6,122,805	7,708,437	5,788,475	4,618,088

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,618,858)	(3,034,040)	–	(1,020,429)	(1,017,689)	(658,578)	(4,829,813)	(5,583,373)
Net realized gain on securities	(10,557,797)	(9,470,291)	(58,560,819)	(22,993,791)	(1,884,876)	–	–	(2,713,195)

Total distributions to shareholders	(14,176,655)	(12,504,331)	(58,560,819)	(24,014,220)	(2,902,565)	(658,578)	(4,829,813)	(8,296,568)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	6,331,045	5,806,809	3,837,529	20,839,194	5,723,984	4,723,837	58,533,427	(29,789,313)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,782,542	12,555,500	37,371,573	120,221,312	8,944,224	11,773,696	59,492,089	(33,467,793)
NET ASSETS:
Beginning of period	176,343,578	163,788,078	615,447,022	495,225,710	53,674,799	41,901,103	196,550,477	230,018,270

End of period†	$179,126,120	$176,343,578	$652,818,595	$615,447,022	$62,619,023	$53,674,799	$256,042,566	$196,550,477

† Includes accumulated undistributed net investment income (loss)	$3,294,301	$3,552,750	$(279,743)	$(300,629)	$788,080	$1,017,412	$4,425,263	$4,818,914

See Notes to Financial Statements

268

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	CORE EQUITY FUND		DIVIDEND VALUE FUND		DYNAMIC ALLOCATION FUND		EMERGING ECONOMIES FUND
	For the Year Ended May 31, 2015	For the Year Ended May 31, 2014	For the Year Ended May 31, 2015	For the Year Ended May 31, 2014	For the Year Ended May 31, 2015	For the Year Ended May 31, 2014	For the Year Ended May 31, 2015	For the Year Ended May 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,532,160	$2,432,568	$13,521,930	$13,411,775	$3,566,690	$2,907,659	$15,137,565	$14,197,831
Net realized gain (loss) on investments and foreign currencies	29,762,465	30,117,631	61,681,178	65,821,166	11,018,598	1,652,272	(17,115,476)	(2,870,766)
Net unrealized gain (loss) on investments and foreign currencies	(5,653,306)	15,767,980	(19,630,379)	11,193,506	(4,016,037)	13,773,665	(4,925,272)	2,530,150

Net increase (decrease) in net assets resulting from operations	26,641,319	48,318,179	55,572,729	90,426,447	10,569,251	18,333,596	(6,903,183)	13,857,215

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,463,039)	(3,126,657)	(13,426,887)	(12,390,438)	(3,684,811)	–	(13,724,791)	(9,729,373)
Net realized gain on securities	–	–	(40,820,403)	–	(4,429,198)	(594,836)	–	–

Total distributions to shareholders	(2,463,039)	(3,126,657)	(54,247,290)	(12,390,438)	(8,114,009)	(594,836)	(13,724,791)	(9,729,373)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(27,089,715)	(18,692,623)	19,360,662	(24,502,148)	15,248,224	150,358,741	(9,438,322)	(24,201,829)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,911,435)	26,498,899	20,686,101	53,533,861	17,703,466	168,097,501	(30,066,296)	(20,073,987)
NET ASSETS:
Beginning of period	268,866,136	242,367,237	621,033,162	567,499,301	255,001,306	86,903,805	678,405,727	698,479,714

End of period†	$265,954,701	$268,866,136	$641,719,263	$621,033,162	$272,704,772	$255,001,306	$648,339,431	$678,405,727

† Includes accumulated undistributed net investment income (loss)	$2,514,932	$2,429,554	$13,473,128	$13,410,295	$4,899,297	$3,580,146	$14,271,801	$13,632,651

See Notes to Financial Statements

269

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	FOREIGN VALUE FUND		GLOBAL REAL ESTATE FUND		GLOBAL SOCIAL AWARENESS FUND		GLOBAL STRATEGY FUND
	For the Year Ended May 31, 2015	For the Year Ended May 31, 2014	For the Year Ended May 31, 2015	For the Year Ended May 31, 2014	For the Year Ended May 31, 2015	For the Year Ended May 31, 2014	For the Year Ended May 31, 2015	For the Year Ended May 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$19,124,198	$24,932,249	$12,122,418	$9,575,642	$7,036,792	$8,342,756	$11,574,202	$14,814,679
Net realized gain (loss) on investments and foreign currencies	36,447,580	29,005,677	29,617,664	16,805,675	49,643,597	49,781,457	40,111,592	23,400,967
Net unrealized gain (loss) on investments and foreign currencies	(122,647,199)	135,471,988	(12,475,344)	6,662,236	(25,770,138)	19,765,455	(41,270,153)	34,541,390

Net increase (decrease) in net assets resulting from operations	(67,075,421)	189,409,914	29,264,738	33,043,553	30,910,251	77,889,668	10,415,641	72,757,036

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(25,076,265)	(19,579,170)	(13,048,195)	(20,312,399)	(8,510,951)	(6,041,120)	(13,523,654)	(17,494,448)
Net realized gain on securities	–	–	(13,155,063)	(24,544,043)	–	–	(15,854,531)	–

Total distributions to shareholders	(25,076,265)	(19,579,170)	(26,203,258)	(44,856,442)	(8,510,951)	(6,041,120)	(29,378,185)	(17,494,448)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	5,923,567	(5,663,936)	98,202,846	40,352,404	(39,128,693)	67,578,045	(18,547,976)	31,751,314

TOTAL INCREASE (DECREASE) IN NET ASSETS	(86,228,119)	164,166,808	101,264,326	28,539,515	(16,729,393)	139,426,593	(37,510,520)	87,013,902
NET ASSETS:
Beginning of period	1,077,191,870	913,025,062	413,082,486	384,542,971	439,971,623	300,545,030	552,074,075	465,060,173

End of period†	$990,963,751	$1,077,191,870	$514,346,812	$413,082,486	$423,242,230	$439,971,623	$514,563,555	$552,074,075

† Includes accumulated undistributed net investment income (loss)	$17,101,747	$23,718,315	$11,020,035	$4,474,808	$6,726,364	$8,087,059	$14,905,778	$8,533,708

See Notes to Financial Statements

270

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	GOVERNMENT SECURITIES FUND		GROWTH FUND		GROWTH & INCOME FUND		HEALTH SCIENCES FUND
	For the Year Ended May 31, 2015	For the Year Ended May 31, 2014	For the Year Ended May 31, 2015	For the Year Ended May 31, 2014	For the Year Ended May 31, 2015	For the Year Ended May 31, 2014	For the Year Ended May 31, 2015	For the Year Ended May 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,274,482	$3,270,126	$5,998,863	$5,783,801	$1,252,717	$1,151,029	$(4,330,574)	$(3,037,445)
Net realized gain (loss) on investments and foreign currencies	17,956	(921,210)	148,048,172	123,044,222	6,068,028	13,429,376	117,391,127	109,056,907
Net unrealized gain (loss) on investments and foreign currencies	1,637,323	(720,265)	(49,991,508)	44,361,961	6,132,095	5,412,252	174,166,195	29,544,189

Net increase (decrease) in net assets resulting from operations	4,929,761	1,628,651	104,055,527	173,189,984	13,452,840	19,992,657	287,226,748	135,563,651

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,617,730)	(3,636,430)	(5,982,168)	(8,021,572)	(1,149,106)	(842,484)	–	–
Net realized gain on securities	–	(595,233)	(112,075,403)	–	–	–	(105,579,102)	(19,465,321)

Total distributions to shareholders	(3,617,730)	(4,231,663)	(118,057,571)	(8,021,572)	(1,149,106)	(842,484)	(105,579,102)	(19,465,321)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(1,456,780)	27,938,383	27,347,654	25,932,733	(4,966,949)	(411,542)	177,506,268	51,961,104

TOTAL INCREASE (DECREASE) IN NET ASSETS	(144,749)	25,335,371	13,345,610	191,101,145	7,336,785	18,738,631	359,153,914	168,059,434
NET ASSETS:
Beginning of period	162,121,474	136,786,103	1,014,642,088	823,540,943	114,405,264	95,666,633	580,157,246	412,097,812

End of period†	$161,976,725	$162,121,474	$1,027,987,698	$1,014,642,088	$121,742,049	$114,405,264	$939,311,160	$580,157,246

† Includes accumulated undistributed net investment income (loss)	$3,694,870	$3,605,098	$5,619,937	$5,413,490	$1,246,544	$1,142,950	$(2,208,673)	$(1,518,888)

See Notes to Financial Statements

271

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	INFLATION PROTECTED FUND		INTERNATIONAL EQUITIES INDEX FUND		INTERNATIONAL GOVERNMENT BOND FUND		INTERNATIONAL GROWTH FUND
	For the Year Ended May 31, 2015	For the Year Ended May 31, 2014	For the Year Ended May 31, 2015	For the Year Ended May 31, 2014	For the Year Ended May 31, 2015	For the Year Ended May 31, 2014	For the Year Ended May 31, 2015	For the Year Ended May 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$5,410,272	$9,514,314	$28,107,503	$35,212,238	$4,973,876	$4,935,805	$7,117,962	$7,497,314
Net realized gain (loss) on investments and foreign currencies	(1,618,369)	706,528	47,676,640	53,314,826	(2,389,351)	(1,851,877)	32,331,649	52,945,662
Net unrealized gain (loss) on investments and foreign currencies	(11,329,130)	(6,641,933)	(87,063,674)	88,931,985	(12,952,133)	4,257,652	(25,519,177)	33,094,524

Net increase (decrease) in net assets resulting from operations	(7,537,227)	3,578,909	(11,279,531)	177,459,049	(10,367,608)	7,341,580	13,930,434	93,537,500

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(9,511,833)	(8,540,718)	(36,655,892)	(27,041,667)	(4,426,307)	(3,330,576)	(8,720,692)	(10,866,892)
Net realized gain on securities	(946,808)	(2,261,140)	–	–	(472,375)	(2,078,189)	(3,866,978)	–

Total distributions to shareholders	(10,458,641)	(10,801,858)	(36,655,892)	(27,041,667)	(4,898,682)	(5,408,765)	(12,587,670)	(10,866,892)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	36,416,860	29,962,898	(45,730,797)	23,472,754	(2,662,164)	2,717,618	(25,987,741)	(39,724,777)

TOTAL INCREASE (DECREASE) IN NET ASSETS	18,420,992	22,739,949	(93,666,220)	173,890,136	(17,928,454)	4,650,433	(24,644,977)	42,945,831
NET ASSETS:
Beginning of period	469,056,473	446,316,524	1,174,840,143	1,000,950,007	189,240,717	184,590,284	646,032,036	603,086,205

End of period†	$487,477,465	$469,056,473	$1,081,173,923	$1,174,840,143	$171,312,263	$189,240,717	$621,387,059	$646,032,036

† Includes accumulated undistributed net investment income (loss)	$2,915,841	$9,513,945	$25,427,463	$33,251,499	$2,927,580	$2,862,008	$4,884,943	$6,295,220

See Notes to Financial Statements

272

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	LARGE CAP CORE FUND		LARGE CAPITAL GROWTH FUND		MID CAP INDEX FUND		MID CAP STRATEGIC GROWTH FUND
	For the Year Ended May 31, 2015	For the Year Ended May 31, 2014	For the Year Ended May 31, 2015	For the Year Ended May 31, 2014	For the Year Ended May 31, 2015	For the Year Ended May 31, 2014	For the Year Ended May 31, 2015	For the Year Ended May 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,360,723	$1,847,913	$3,400,577	$2,232,193	$36,974,236	$32,525,210	$(588,908)	$(158,670)
Net realized gain (loss) on investments and foreign currencies	30,092,022	26,110,031	17,638,097	76,598,426	284,384,321	184,974,580	32,441,069	42,085,599
Net unrealized gain (loss) on investments and foreign currencies	(7,214,329)	3,094,041	22,023,132	(2,734,223)	41,267,162	278,473,292	760,724	(4,771,028)

Net increase (decrease) in net assets resulting from operations	24,238,416	31,051,985	43,061,806	76,096,396	362,625,719	495,973,082	32,612,885	37,155,901

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,848,125)	(1,608,872)	(2,254,711)	(1,893,384)	(32,614,235)	(34,843,990)	–	(1,496,140)
Net realized gain on securities	(26,028,354)	(11,817,255)	(72,380,164)	(29,860,274)	(177,800,174)	(130,271,727)	(40,774,747)	(3,561,209)

Total distributions to shareholders	(27,876,479)	(13,426,127)	(74,634,875)	(31,753,658)	(210,414,409)	(165,115,717)	(40,774,747)	(5,057,349)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	4,190,074	1,406,520	45,090,609	(3,820,150)	4,401,581	(77,134,315)	(767,379)	4,831,238

TOTAL INCREASE (DECREASE) IN NET ASSETS	552,011	19,032,378	13,517,540	40,522,588	156,612,891	253,723,050	(8,929,241)	36,929,790
NET ASSETS:
Beginning of period	179,649,200	160,616,822	408,049,804	367,527,216	3,179,030,875	2,925,307,825	297,067,567	260,137,777

End of period†	$180,201,211	$179,649,200	$421,567,344	$408,049,804	$3,335,643,766	$3,179,030,875	$288,138,326	$297,067,567

† Includes accumulated undistributed net investment income (loss)	$1,360,904	$1,846,903	$3,392,625	$2,250,645	$36,939,966	$32,579,965	$(392,989)	$(2,784)

See Notes to Financial Statements

273

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	MONEY MARKET I FUND		NASDAQ-100® INDEX FUND		SCIENCE & TECHNOLOGY FUND		SMALL CAP AGGRESSIVE GROWTH FUND
	For the Year Ended May 31, 2015	For the Year Ended May 31, 2014	For the Year Ended May 31, 2015	For the Year Ended May 31, 2014	For the Year Ended May 31, 2015	For the Year Ended May 31, 2014	For the Year Ended May 31, 2015	For the Year Ended May 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$35,689	$37,954	$2,152,490	$2,911,236	$(1,101,950)	$(1,537,461)	$(441,868)	$(717,026)
Net realized gain (loss) on investments and foreign currencies	116,175	8,056	13,478,489	5,597,196	165,809,413	182,374,847	15,743,785	22,832,508
Net unrealized gain (loss) on investments and foreign currencies	–	–	41,014,188	44,368,476	10,456,136	39,169,583	12,467,445	(7,552,443)

Net increase (decrease) in net assets resulting from operations	151,864	46,010	56,645,167	52,876,908	175,163,599	220,006,969	27,769,362	14,563,039

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(35,689)	(37,954)	(2,911,523)	(1,962,139)	–	(1,174,500)	–	–
Net realized gain on securities	–	–	(3,499,947)	(1,258,894)	(99,781,720)	–	(22,156,109)	(9,763,467)

Total distributions to shareholders	(35,689)	(37,954)	(6,411,470)	(3,221,033)	(99,781,720)	(1,174,500)	(22,156,109)	(9,763,467)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(23,521,148)	(11,326,475)	24,723,396	2,869,481	2,832,046	(54,758,443)	8,845,436	14,387,907

TOTAL INCREASE (DECREASE) IN NET ASSETS	(23,404,973)	(11,318,419)	74,957,093	52,525,356	78,213,925	164,074,026	14,458,689	19,187,479
NET ASSETS:
Beginning of period	366,767,808	378,086,227	255,119,993	202,594,637	936,687,763	772,613,737	101,409,946	82,222,467

End of period†	$343,362,835	$366,767,808	$330,077,086	$255,119,993	$1,014,901,688	$936,687,763	$115,868,635	$101,409,946

† Includes accumulated undistributed net investment income (loss)	$1,129	$1,129	$2,152,921	$2,906,404	$(764,228)	$(997,823)	$(116,255)	$(359,903)

See Notes to Financial Statements

274

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP FUND		SMALL CAP INDEX FUND		SMALL CAP SPECIAL VALUES FUND		SMALL-MID GROWTH FUND
	For the Year Ended May 31, 2015	For the Year Ended May 31, 2014	For the Year Ended May 31, 2015	For the Year Ended May 31, 2014	For the Year Ended May 31, 2015	For the Year Ended May 31, 2014	For the Year Ended May 31, 2015	For the Year Ended May 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$563,404	$57,479	$12,683,299	$11,205,003	$3,039,935	$2,168,553	$(499,503)	$(603,518)
Net realized gain (loss) on investments and foreign currencies	47,798,905	53,566,087	73,305,592	61,917,804	22,870,330	39,977,823	11,761,707	28,534,628
Net unrealized gain (loss) on investments and foreign currencies	(10,872,132)	4,287,514	30,994,644	89,021,381	(6,929,716)	8,499,367	11,077,235	(7,602,561)

Net increase (decrease) in net assets resulting from operations	37,490,177	57,911,080	116,983,535	162,144,188	18,980,549	50,645,743	22,339,439	20,328,549

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(1,201,353)	(11,430,032)	(13,977,039)	(2,248,647)	(1,802,415)	–	(41,716)
Net realized gain on securities	(53,080,700)	(16,963,418)	(58,884,246)	(25,815,375)	(17,856,384)	–	(27,393,016)	(4,202,101)

Total distributions to shareholders	(53,080,700)	(18,164,771)	(70,314,278)	(39,792,414)	(20,105,031)	(1,802,415)	(27,393,016)	(4,243,817)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	6,077,339	(26,784,516)	(34,071,129)	155,988	(9,468,325)	(25,404,462)	11,985,271	(528,577)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,513,184)	12,961,793	12,598,128	122,507,762	(10,592,807)	23,438,866	6,931,694	15,556,155
NET ASSETS:
Beginning of period	363,806,932	350,845,139	1,106,865,028	984,357,266	249,578,738	226,139,872	124,838,808	109,282,653

End of period†	$354,293,748	$363,806,932	$1,119,463,156	$1,106,865,028	$238,985,931	$249,578,738	$131,770,502	$124,838,808

† Includes accumulated undistributed net investment income (loss)	$346,774	$(311,029)	$12,222,351	$10,840,232	$3,010,639	$1,924,794	$(333,698)	$(180,704)

See Notes to Financial Statements

275

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	STOCK INDEX FUND		VALUE FUND
	For the Year Ended May 31, 2015	For the Year Ended May 31, 2014	For the Year Ended May 31, 2015	For the Year Ended May 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$76,077,595	$71,952,192	$1,594,689	$1,710,803
Net realized gain (loss) on investments and foreign currencies	310,168,969	178,654,814	12,224,906	3,384,662
Net unrealized gain (loss) on investments and foreign currencies	99,649,853	519,971,103	(1,624,808)	12,474,893

Net increase (decrease) in net assets resulting from operations	485,896,417	770,578,109	12,194,787	17,570,358

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(72,009,853)	(71,303,393)	(1,711,405)	(1,912,183)
Net realized gain on securities	(162,018,858)	(99,954,931)	–	–

Total distributions to shareholders	(234,028,711)	(171,258,324)	(1,711,405)	(1,912,183)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(205,245,333)	(100,847,335)	(15,472,382)	(5,096,777)

TOTAL INCREASE (DECREASE) IN NET ASSETS	46,622,373	498,472,450	(4,989,000)	10,561,398
NET ASSETS:
Beginning of period	4,473,003,204	3,974,530,754	121,864,006	111,302,608

End of period†	$4,519,625,577	$4,473,003,204	$116,875,006	$121,864,006

† Includes accumulated undistributed net investment income (loss)	$76,018,733	$71,943,928	$1,592,135	$1,709,820

See Notes to Financial Statements

276

VALIC Company I

NOTES TO FINANCIAL STATEMENTS

Note 1 — Organization

VALIC Company I (the “Series” or “VC I”) was incorporated under the laws of Maryland on December 7, 1984, by The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”). VALIC, the investment adviser to the Series, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). The Series is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 34 separate mutual funds (each, a “Fund” and collectively, the “Funds”), each of which issues its own separate class of capital shares:

Asset Allocation Fund	International Equities Index Fund
Blue Chip Growth Fund	International Government Bond Fund
Broad Cap Value Income Fund	International Growth Fund
Capital Conservation Fund	Large Cap Core Fund
Core Equity Fund	Large Capital Growth Fund
Dividend Value Fund	Mid Cap Index Fund
Dynamic Allocation Fund*	Mid Cap Strategic Growth Fund
Emerging Economies Fund	Money Market I Fund
Foreign Value Fund	Nasdaq-100® Index Fund
Global Real Estate Fund	Science & Technology Fund
Global Social Awareness Fund	Small Cap Aggressive Growth Fund
Global Strategy Fund	Small Cap Fund
Government Securities Fund	Small Cap Index Fund
Growth Fund	Small Cap Special Values Fund
Growth & Income Fund	Small-Mid Growth Fund
Health Sciences Fund	Stock Index Fund
Inflation Protected Fund	Value Fund

*	The Dynamic Allocation Fund invests under normal conditions approximately 70% to 90% of its assets in shares of the underlying funds, which are funds of VC I and VALIC Company II (“VC II”), (collectively, the “Underlying Funds”) (the “Fund-of-Funds Component”) and 10% to 30% of its assets in a portfolio of derivative instruments, exchange traded funds (“ETFs”), fixed income securities and short-term investments (the “Overlay Component”).

Each Fund is diversified with the exception of International Government Bond Fund and Nasdaq-100® Index Fund, which are non-diversified as defined by the 1940 Act.

Indemnifications. Under the Funds’ organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that may contain the obligation to indemnify others. The Funds’ maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Series in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”) , etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

277

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Funds’ net assets as of May 31, 2015 is reported on a schedule following each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

For the Money Market I Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Money Market I Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market I Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts: Certain Funds may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the year ended May 31, 2015, the Global Strategy Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. As of May 31, 2015, the Global Strategy Fund had open forward contracts, which are reported on a schedule following the Fund’s Portfolio of Investments.

278

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the year ended May 31, 2015, the Asset Allocation Fund, Core Equity Fund, Dynamic Allocation Fund, Global Social Awareness Fund, Growth & Income Fund, International Equities Index Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, used futures contracts to increase or decrease exposure to equity or bond markets or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates. As of May 31, 2015, the following Funds had open futures contracts: Asset Allocation Fund, Core Equity Fund, Dynamic Allocation Fund, Global Social Awareness Fund, Growth & Income Fund, International Equities Index Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since the futures contracts are generally exchange-traded.

At May 31, 2015, the amount shown in the Statements of Assets and Liabilities as due from broker for the Core Equity, Dynamic Allocation, and Growth & Income Fund includes amounts set aside for margin requirements for open futures contracts.

Options: Certain Funds may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Fund’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Fund’s securities or an increase in prices of securities that may be purchased, to manage and/or gain exposure to certain foreign currencies or to generate income. During the year ended May 31, 2015, the Dynamic Allocation Fund and Health Sciences Fund used options contracts to facilitate trading, increase market exposure, generate income or seek protection against a decline in the value of the Funds’ securities or an increase in prices of securities that may be purchased. As of May 31, 2015, the Dynamic Allocation Fund and Health Sciences Fund had open option contracts, which are reported on a schedule following each Fund’s Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to the Funds of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the

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Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. Transactions in options written during the year ended May 31, 2015 are summarized as follows:

	Written Options
	Dynamic Allocation		Health Sciences
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options Outstanding as of May 31, 2014	—	$—	437	$200,950
Options Written	1,000,041	11,109,425	1,350	814,808
Options terminated in closing purchase transactions	(844,041)	(10,141,195)	(538)	(296,213)
Options exercised	—	—	(324)	(149,488)
Options expired	—	—	(699)	(439,263)

Options Outstanding as of May 31, 2015	156,000	$968,230	226	$130,794

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to the Financial Statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of May 31, 2015, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended May 31, 2015. The Funds’ derivative contracts held during the year are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of May 31, 2015, please refer to a schedule following each Fund’s Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts		Equity Contracts		Foreign Exchange Contracts
Fund	Futures Contracts (1)(6)	Options Purchased (2)	Futures Contracts (1)(6)	Options Purchased (2)	Forward Foreign Currency Contracts (3)	Total

Asset Allocation	$—	$—	$43,960	$—	$—	$43,960
Dynamic Allocation	—	—	—	1,133,471	—	1,133,471
Global Strategy	—	—	—	—	9,221,923	9,221,923

	Liability Derivatives
	Interest Rate Contracts		Equity Contracts		Foreign Exchange Contracts
Fund	Futures Contracts (1)(6)	Options Written (4)	Futures Contracts (1)(6)	Options Written (4)	Forward Foreign Currency Contracts (5)	Total

Asset Allocation	$12,094	$—	$108,853	$—	$—	$120,947
Core Equity	—	—	5,495	—	—	5,495
Dynamic Allocation	—	—	698,650	413,347	—	1,111,997
Global Social Awareness	—	—	136,590	—	—	136,590
Global Strategy	—	—	—	—	1,695,322	1,695,322

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	Liability Derivatives
	Interest Rate Contracts		Equity Contracts		Foreign Exchange Contracts
Fund	Futures Contracts (1)(6)	Options Written (4)	Futures Contracts (1)(6)	Options Written (4)	Forward Foreign Currency Contracts (5)	Total
Growth & Income	$—	$—	$11,775	$—	$—	$11,775
Health Sciences	—	—	—	316,519	—	316,519
International Equities Index	—	—	230,000	—	—	230,000
Mid Cap Index	—	—	859,040	—	—	859,040
Nasdaq-100® Index	—	—	71,120	—	—	71,120
Small Cap Index	—	—	116,100	—	—	116,100
Stock Index	—	—	966,335	—	—	966,335

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Investments, at value
(3)	Unrealized appreciation on forward foreign currency contracts
(4)	Call and put options written, at value
(5)	Unrealized depreciation on forward foreign currency contracts
(6)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation (Depreciation)	Fund	Cumulative Appreciation (Depreciation)
Asset Allocation	$(150,501)	International Equities Index	$1,049,785
Core Equity	17,341	Mid Cap Index	776,339
Dynamic Allocation	(298,914)	Nasdaq-100® Index	280,839
Global Social Awareness	343,998	Small Cap Index	101,800
Growth & Income	(8,243)	Stock Index	(347,651)

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts		Equity Contracts		Foreign Exchange Contracts
Fund	Futures Contracts (1)	Options*	Futures Contracts (1)	Options*	Forward Foreign Currency Contracts (2)	Total
Asset Allocation	$—	$—	$(244,386)	$—	$—	$ (244,386)
Core Equity	—	—	15,842	—	—	15,842
Dynamic Allocation	—	—	(2,911,976)	(1,245,428)	—	(4,157,404)
Global Social Awareness	—	—	1,326,502	—	—	1,326,502
Global Strategy	—	—	—	—	12,110,086	12,110,086
Growth & Income	—	—	71,777	—	—	71,777
Health Sciences	—	—	—	(445,150)	—	(445,150)
International Equities Index	—	—	(1,308,464)	—	—	(1,308,464)
Mid Cap Index	—	—	5,928,507	—	—	5,928,507
Nasdaq-100® Index	—	—	1,235,680	—	—	1,235,680
Small Cap Index	—	—	1,001,276	—	—	1,001,276
Stock Index	—	—	12,473,140	—	—	12,473,140

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts		Equity Contracts		Foreign Exchange Contracts
Fund	Futures Contracts (3)	Options*	Futures Contracts (3)	Options*	Foreign Exchange Contracts (4)	Total
Asset Allocation	$17,370	$—	$(167,871)	$—	$—	$(150,501)
Core Equity	—	—	17,341	—	—	17,341

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	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts		Equity Contracts		Foreign Exchange Contracts
Fund	Futures Contracts (3)	Options*	Futures Contracts (3)	Options*	Forward Foreign Currency Contracts (4)	Total
Dynamic Allocation	$—	$—	$(1,286,383)	$(482,694)	$—	$(1,769,077)
Global Social Awareness	—	—	3,694	—	—	3,694
Global Strategy	—	—	—	—	6,641,136	6,641,136
Growth & Income	—	—	(36,414)	—	—	(36,414)
Health Sciences	—	—	—	(176,145)	—	(176,145)
International Equities Index	—	—	870,461	—	—	870,461
Mid Cap Index	—	—	(785,083)	—	—	(785,083)
Nasdaq-100® Index	—	—	(4,329)	—	—	(4,329)
Small Cap Index	—	—	1,533,984	—	—	1,533,984
Stock Index	—	—	(4,508,248)	—	—	(4,508,248)

*	Includes amounts relating to purchased and written options as follows:

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations				Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts		Equity Contracts		Interest Rate Contracts		Equity Contracts
	Options Purchased (5)	Options Written (1)	Options Purchased (5)	Options Written (1)	Options Purchased (6)	Options Written (3)	Options Purchased (6)	Options Written (3)
Dynamic Allocation	$—	$—	$(2,635,835)	$1,390,407	$—	$—	$(1,037,578)	$554,883
Health Sciences	—	—	—	(445,150)	—	—	—	(176,145)

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts and written options contracts
(2)	Net realized foreign exchange gain (loss) on other assets and liabilities
(3)	Change in unrealized appreciation (depreciation) on futures contracts and written options contracts
(4)	Change in unrealized foreign exchange gain (loss) on other assets and liabilities
(5)	Net realized gain (loss) on investments (unaffiliated)
(6)	Change in unrealized appreciation (depreciation) on investments (unaffiliated)

The following table represents the average monthly balances of derivatives held during the year ended May 31, 2015.

	Average Amount Outstanding During the Year
Fund	Futures Contracts (1)	Foreign Exchange Contracts (2)	Purchased Put Options Contracts (1)	Written Call Option Contracts (1)	Written Put Option Contracts (1)
Asset Allocation	$8,348,593	$—	$—	$—	$—
Core Equity	729,493	—	—	—	—
Dynamic Allocation	69,600,896	—	810,605	250,663	38,467
Global Social Awareness	11,941,527	—	—	—	—
Global Strategy	—	174,705,656	—	—	—
Growth & Income	991,215	—	—	—	—
Health Sciences	—	—	—	352,309	1,553
International Equities Index	26,631,241	—	—	—	—
Mid Cap Index	71,943,882	—	—	—	—
Nasdaq-100® Index	11,495,179	—	—	—	—
Small Cap Index	21,931,666	—	—	—	—
Stock Index	89,410,495	—	—	—	—

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

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The following tables set forth the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of May 31, 2015. The repurchase agreements held by the Funds and the securities on loan as of May 31, 2015, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Funds’ holdings in repurchase agreements and securities on loan.

	Dynamic Allocation Fund
	Derivative Assets (1)				Derivative Liabilities (1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received) (2)	Net Amounts (3)
Deutsche Bank AG	$—	$—	$918,630	$918,630	$—	$—	$410,710	$410,710	$507,920	$—	$507,920
Morgan Stanley and Co., Inc.	—	—	214,841	214,841	—	—	2,637	2,637	212,204	—	212,204

	$—	$—	$1,133,471	$1,133,471	$—	$—	$413,347	$413,347	$720,124	$—	$720,124

	Global Strategy Fund
	Derivative Assets (1)				Derivative Liabilities (1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received) (2)	Net Amounts (3)
Bank of America, N.A.	$12,132	$—	$—	$12,132	$395	$—	$—	$395	$11,737	$—	$11,737
Barclays Bank PLC	1,516,820	—	—	1,516,820	58,322	—	—	58,322	1,458,498	—	1,458,498
Citibank N.A.	1,022,524	—	—	1,022,524	69,454	—	—	69,454	953,070	(953,070)	—
Deutsche Bank AG	1,913,250	—	—	1,913,250	771,334	—	—	771,334	1,141,916	—	1,141,916
Goldman Sachs International	139,149	—	—	139,149	—	—	—	—	139,149	—	139,149
HSBC Bank USA, N.A.	1,022,230	—	—	1,022,230	286,529	—	—	286,529	735,701	—	735,701
JPMorgan Chase Bank	2,745,681	—	—	2,745,681	476,497	—	—	476,497	2,269,184	(2,269,184)	—
Morgan Stanley and Co., Inc.	77,679	—	—	77,679	29,898	—	—	29,898	47,781	—	47,781
Standard Chartered Bank	464,244	—	—	464,244	2,893	—	—	2,893	461,351	—	461,351
UBS AG	308,214	—	—	308,214	—	—	—	—	308,214	—	308,214

Total	$9,221,923	$—	$—	$9,221,923	$1,695,322	$—	$—	$1,695,322	$7,526,601	$(3,222,254)	$4,304,347

	Health Sciences Fund
	Derivative Assets (1)				Derivative Liabilities (1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received) (2)	Net Amounts (3)
Citigroup Global Markets	$—	$—	$—	$—	$—	$—	$316,519	$316,519	$(316,519)	$—	$(316,519)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the net amount of the derivative asset/liability in the above table.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Inflation-Indexed Bonds: Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the

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Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

As of May 31, 2015, the following funds held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Ownership	Principal Amount
Dividend Value	0.68%	$1,192,000
International Equities Index	8.72%	15,236,000
Mid Cap Index	10.89%	19,037,000
Money Market I	4.63%	8,096,000
Nasdaq-100® Index	5.26%	9,190,000
Small Cap Index	4.22%	7,373,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank and Trust Co., dated May 29, 2015, bearing interest at a rate of 0.00% per annum, with a principal amount of $174,785,000, a repurchase price of $174,785,000, and a maturity date of June 1, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.75%	10/31/2017	$38,285,000	$38,298,668
U.S. Treasury Notes	0.75%	12/31/2017	100,000,000	100,136,800
U.S. Treasury Notes	1.50%	01/31/2019	200,000	203,306
U.S. Treasury Notes	3.50%	02/15/2018	36,690,000	39,643,728

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund‘s yield.

Mortgage-Backed Dollar Rolls: During the year ended May 31, 2015, the Asset Allocation Fund and Capital Conservation Fund entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Asset Allocation Fund and Capital Conservation Fund had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. TBA Roll transactions involve the risk that the market value of the securities held by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. The return earned by a Fund with the proceeds of the TBA Roll transaction may not exceed the transaction costs. For the year ended May 31, 2015, the Asset Allocation Fund and Capital Conservation Fund had realized gains (losses) from mortgage-backed dollar rolls of $139,067 and $726,816, respectively.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the year. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Investment Securities Loaned: To realize additional income, each Fund, except for the Dynamic Allocation Fund and the Money Market I Fund, may lend portfolio securities with a value of up to 30% of its total assets. Securities lending arrangements are generally governed by master securities lending authorization agreements which typically provide the securities lending agent with the right to make loans of a Fund’s available securities to an approved list of borrowers. These master securities lending agreements are considered to be Master Agreements as discussed in the Notes to the Financial Statements. Loans made pursuant to these agreements will be continuously secured by collateral

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NOTES TO FINANCIAL STATEMENTS — (continued)

in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, or other collateral as deemed appropriate. A Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the securities lending agent to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily more or less than the value of the securities on loan. Each Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower, less expenses associated with the loan. In the event of a borrower default, including if the borrower fails to maintain the requisite amount of collateral, the securities lending agent will terminate all outstanding loans to that particular borrower and the lending Fund is permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. The securities lending agent is also required to indemnify a Fund against certain losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral. Income and fees are recorded in the Statement of Operations as Securities lending income.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as a Fund is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For the Dynamic Allocation Fund, distributions from income from the Underlying Funds, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the Underlying Funds, if any, are recorded to realized gains on the ex-dividend date.

Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Fund.

Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Dynamic Allocation Fund, the expenses included in the accompanying financial statements reflect the expenses of the Dynamic Allocation Fund and do not include any expenses associated with the Underlying Funds.

Dividends from net investment income, if any, are normally paid annually, except for the Money Market I Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2012 — 2014 or expected to be taken in each Fund’s 2015 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2012.

New Accounting Pronouncement

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC serves as investment adviser to VC I. Certain officers and directors of VC I are officers and directors of VALIC or affiliates of VALIC.

285

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

VALIC receives from VC I a monthly fee based on each Fund’s average daily net asset value at the following annual rates:

International Equities Index Fund	0.35% on the first $500 million
0.25% on the next $500 million
0.24% on assets over $1 billion
Mid Cap Index Fund	0.35% on the first $500 million
Small Cap Index Fund	0.25% on the next $2.5 billion
Stock Index Fund	0.20% on the next $2 billion
0.15% on assets over $5 billion
Blue Chip Growth Fund	0.75% on the first $250 million
0.725% on the next $250 million
0.70% on assets over $500 million
Core Equity Fund	0.80% on the first $250 million
0.75% on the next $250 million
0.70% on the next $500 million
0.65% on assets over $1 billion
Growth & Income Fund	0.75% on the first $500 million
0.725% on assets over $500 million
Science & Technology Fund	0.90% on first $500 million
0.85% on assets over $500 million
Small Cap Fund	0.90% on the first $250 million
0.85% on the next $250 million
0.80% on the next $500 million
0.75% on assets over $1 billion
Health Sciences Fund	1.00% on first $500 million
0.95% on assets over $500 million
Inflation Protected Fund	0.50% on the first $250 million
0.45% on the next $250 million
0.40% on assets over $500 million
International Growth Fund	0.95% on the first $250 million
0.90% on the next $250 million
0.85% on the next $500 million
0.80% on assets over $1 billion
Large Capital Growth Fund	0.64% on the first $750 million
0.59% on assets over $750 million
Mid Cap Strategic Growth Fund	0.70% on the first $250 million
0.65% on the next $250 million
0.60% on assets over $500 million
Asset Allocation Fund	0.50% on first $300 million
0.475% on next $200 million
0.45% on assets over $500 million
Global Social Awareness Fund	0.50% on first $500 million
0.475% on next $500 million
0.45% on assets over $1 billion
Global Strategy Fund	0.50% on the first $500 million
0.46% on assets over $500 million
Capital Conservation Fund	0.50% on the first $250 million
Government Securities Fund	0.45% on the next $250 million
International Government Bond Fund	0.40% on the next $500 million
0.35% on assets over $1 billion
Money Market I Fund	0.40%
Nasdaq-100® Index Fund	0.40% on the first $250 million
0.38% on the next $250 million
0.36% on assets over $500 million

286

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Dividend Value Fund	0.75% on the first $250 million
0.72% on the next $250 million
0.67% on the next $500 million
0.62% on assets over $1 billion
Value Fund	0.78% on the first $250 million
0.73% on the next $250 million
0.68% on the next $500 million
0.63% on assets over $1 billion
Broad Cap Value Income Fund	0.70% on the first $250 million
Large Cap Core Fund	0.65% on the next $250 million
0.60% on the next $500 million
0.55% on assets over $1 billion
Foreign Value Fund	0.73% on the first $250 million
0.68% on the next $250 million
0.63% on the next $500 million
0.58% on assets over $1 billion
Emerging Economies Fund	0.81% on the first $250 million
0.76% on the next $250 million
0.71% on the next $500 million
0.66% on assets over $1 billion
Small Cap Aggressive Growth Fund	0.85% on the first $250 million
Small-Mid Growth Fund	0.75% on assets over $250 million
Small Cap Special Values Fund	0.75% on the first $500 million
0.70% on assets over $500 million
Growth Fund	0.73% on the first $500 million
0.67% on the next $500 million
0.64% on the next $500 million
0.61% on assets over $1.5 billion
Global Real Estate Fund	0.75% on the first $250 million
0.70% on the next $250 million
0.65% on assets over $500 million
Dynamic Allocation Fund	0.25% on the first $1 billion
0.22% on the next $1 billion
0.20% on assets over $2 billion

VALIC contractually agreed to waive fees and/or reimburse expenses, if necessary, at or below the following percentages of each Fund’s average net assets through September 30, 2015. For the purposes of the waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Funds’ business. The contractual expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Board, including a majority of the Directors who are not deemed to be interested persons of the Series or VALIC as defined by Section 2(a)(19) of the 1940 Act (“the Disinterested Directors”).

Fund	Maximum Expense Limitation
Blue Chip Growth	0.85%
Broad Cap Value Income	0.85%
Core Equity	0.80%
Dividend Value	0.82%
Dynamic Allocation	0.32%
Global Real Estate	0.95%
Government Securities	0.67%
Growth	0.81%
Growth & Income	0.85%
Inflation Protected	0.65%
International Growth	1.01%

287

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Maximum Expense Limitation
Large Cap Core	0.85%
Large Capital Growth	0.80%
Mid Cap Strategic Growth	0.85%
Money Market I	0.55%
Nasdaq-100® Index	0.53%
Small Cap Aggressive Growth	0.99%
Small Cap	0.93%
Small Cap Special Values	0.90%
Small-Mid Growth	1.00%
Value	0.85%

For the year ended May 31, 2015, pursuant to the contractual expense limitations in the previous table, VALIC has reimbursed expenses as follows:

Fund	Amount
Broad Cap Value Income	$39,367
Core Equity	323,709
Dividend Value	8,605
Dynamic Allocation	24,544
Growth & Income	63,563
International Growth	296,645
Nasdaq-100® Index	29,539
Small Cap Aggressive Growth	20,183
Small Cap	267,008
Value	96,636

VALIC may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on the Money Market I Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Money Market I Fund will be able to avoid a negative yield. For the year ended May 31, 2015, VALIC voluntarily waived $1,308,713 of expenses for the Money Market I Fund.

Any contractual waivers and/or reimbursements made by VALIC with respect to the Dynamic Allocation Fund are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to VALIC and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made. For the year ended May 31, 2015, the amount recouped by VALIC for the Dynamic Allocation Fund was $24,608.

At May 31, 2015, expenses previously waived and/or reimbursed by VALIC that are subject to recoupment and expire during the time period indicated are as follows:

	Expenses Reimbursed
Fund	May 31, 2016	May 31, 2017
Dynamic Allocation	$34,131	$24,544

VALIC has entered into sub-advisory agreements with the following:

AllianceBernstein L.P. (“AllianceBernstein”)—subadviser for a portion of the Dynamic Allocation Fund.

Allianz Global Investors U.S. LLC (“AGI US”)—subadviser for a portion of the Mid Cap Strategic Growth Fund and a portion of the Science & Technology Fund.

American Century Investment Management, Inc. (“American Century”)—subadviser for the Growth Fund and a portion of the International Growth Fund.

Barrow, Hanley, Mewhinney & Strauss, LLC—subadviser for the Broad Cap Value Income Fund.

BlackRock Investment Management, LLC (“BlackRock”)—subadviser for the Core Equity Fund and a portion of the Dividend Value Fund.

Bridgeway Capital Management, Inc.—subadviser for a portion of the Small Cap Fund.

Columbia Management Investment Advisers, LLC (“Columbia”)—subadviser for the Large Cap Core Fund.

Dreman Value Management, LLC—subadviser for a portion of the Small Cap Special Values Fund.

Franklin Advisers, Inc.—subadviser for a portion of the Global Strategy Fund.

Goldman Sachs Asset Management, L.P.—subadviser for the Small-Mid Growth Fund and a portion of the Global Real Estate Fund.

Invesco Advisers, Inc. (“Invesco”)—subadviser for a portion of the International Growth Fund, a portion of the Global Real Estate Fund, and a portion of the Small Cap Fund.

J.P. Morgan Investment Management, Inc. (“JPMIM”)—subadviser for the Emerging Economies Fund, Growth & Income Fund and Government Securities Fund.

Massachusetts Financial Services Company (“MFS”)—subadviser for the Large Capital Growth Fund and a portion of the International Growth Fund.

Morgan Stanley Investment Management, Inc.—subadviser for a portion of the Mid Cap Strategic Growth Fund.

PineBridge Investments, LLC (“PineBridge”)—subadviser for the Asset Allocation Fund, Capital Conservation Fund, Inflation Protected Fund, and International Government Bond Fund.

288

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

RS Investment Management Co. LLC (“RS Investments”)—subadviser for the Small Cap Aggressive Growth Fund.

SunAmerica Asset Management, LLC (“SunAmerica”)†*—subadviser for the Global Social Awareness Fund, International Equities Index Fund, Money Market I Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund, Stock Index Fund, a portion of the Dividend Value Fund, and a portion of the Dynamic Allocation Fund.

T. Rowe Price Associates, Inc.—subadviser for the Blue Chip Growth Fund, Health Sciences Fund, a portion of the Science & Technology Fund and a portion of the Small Cap Fund.

Templeton Global Advisors, Ltd.—subadviser for the Foreign Value Fund.

Templeton Investment Counsel, LLC—subadviser for a portion of the Global Strategy Fund.

Wellington Management Company, LLP—subadviser for the Value Fund and a portion of the Science & Technology Fund.

Wells Capital Management, Inc.—subadviser for a portion of the Small Cap Special Values Fund.

†	Effective June 16, 2014, SunAmerica replaced PineBridge as subadviser of the Global Social Awareness Fund.
*	Effective June 16, 2014, SunAmerica replaced PineBridge as subadviser for the International Equities Index Fund.

VC I, on behalf of each Fund, has entered into an Administrative Services Agreement with SunAmerica (the “Administrator”), an affiliate of the Adviser. The Administrator receives from each Fund, other than the “Fund-of-Funds Component” of the Dynamic Allocation Fund, an annual fee of 0.06% based upon each Fund’s average daily net assets, plus the following Accounting Basis Point Fee@: 0.0075% on the first $75 billion; 0.0060% on the next $25 billion; and 0.0050% in excess of $100 billion. Pursuant to the Administrative Services Agreement, the Administrator provides administrative services to the Funds, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. During the year ended May 31, 2015, VALIC earned fees as reflected in the Statement of Operations based upon the aforementioned rates.

Effective September 1, 2014, VC I, on behalf of each Fund, entered into a Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), an affiliate of VALIC. VRSCO receives from the Series and VC II an annual fee of $132,510, which is allocated to each Fund in the Series and VC II based on shareholder accounts. Under this agreement, VRSCO provides services which include the issuance and redemption of shares, acting as dividend disbursing agent, and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. In addition to the above, VRSCO provides “Blue Sky” registration and reporting in applicable states for each Fund that is sold outside of a variable annuity or variable [universal] life contract in order to effect and maintain, as the case may be, including but not limited to, the qualification of shares for sale under the applicable securities laws of such jurisdictions to qualified plans. Prior to September 1, 2014, VALIC provided the aforementioned services to the Series and VC II under a substantially similar agreement for the same annual fee. For the year ended May 31, 2015, VRSCO and/or VALIC earned fees as reflected in the Statement of Operations based upon the aforementioned rate.

On January 23, 2001, the Board ratified a Deferred Compensation Plan for its independent directors who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferral of compensation was made in March 2001. Under the deferred compensation plan, Directors may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to three different investment options that are specified in the plan as selected by the Directors. For the year ended May 31, 2015, certain Directors of VC I have deferred $28,725 of director compensation.

At May 31, 2015, VALIC and American General Life Insurance Company (“AGL”), through their insurance company separate accounts, owned over five percent of the outstanding shares of the following Funds:

Fund	VALIC
Asset Allocation	100.00%
Blue Chip Growth	99.98%
Broad Cap Value Income	100.00%
Capital Conservation	100.00%
Core Equity	100.00%
Dividend Value	99.98%
Dynamic Allocation	99.99%
Emerging Economies	100.00%
Foreign Value	100.00%
Global Real Estate	100.00%
Global Social Awareness	100.00%
Global Strategy	100.00%

@	The Accounting Basis Point Fee is calculated based upon all assets in all registered management investment companies managed and/or administered by the Administrator and VALIC, other than “funds-of-funds” and “feeder funds.” In addition, the Dynamic Allocation Fund shall pay the Administrator an Accounting Basis Point Fee solely with respect the Overlay Component and no fee with respect to the Fund-of-Funds Component.

289

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	VALIC
Government Securities	98.92%
Growth	100.00%
Growth & Income	97.28%
Health Sciences	99.97%
Inflation Protected	100.00%
International Equities Index	99.59%
International Government Bond	100.00%
International Growth	100.00%
Large Cap Core	100.00%
Large Capital Growth	100.00%
Mid Cap Index	99.48%
Mid Cap Strategic Growth	100.00%
Money Market I	94.38%
Nasdaq-100® Index	97.94%
Science & Technology	99.72%
Small Cap Aggressive Growth	100.00%
Small Cap	100.00%
Small Cap Index	98.91%
Small Cap Special Values	100.00%
Small-Mid Growth	100.00%
Stock Index	96.24%
Value	100.00%

As disclosed in the Portfolio of Investments, certain Funds owned shares of various VC I or VC II Funds and securities issued by AIG or an affiliate thereof. During the year ended May 31, 2015, transactions in these securities were as follows:

Dynamic Allocation Fund

Security	Value at 05/31/2014	Income	Capital Gain Distribution Received	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 05/31/2015
VC I Blue Chip Growth Fund	$10,158,904	$—	$1,074,177	$1,930,482	$1,600,770	$424,522	$142,725	$11,055,863
VC I Broad Cap Value Income Fund	10,183,124	182,112	337,293	1,375,711	965,849	246,472	348,070	11,187,528
VC I Capital Conservation Fund	14,245,965	285,266	—	1,604,616	845,176	(11,101)	116,573	15,110,877
VC I Dividend Value Fund	6,208,175	135,042	410,554	1,059,380	675,371	143,346	(132,467)	6,603,063
VC I Emerging Economies Fund	6,256,988	128,445	—	697,513	362,218	(21,660)	(204,090)	6,366,533
VC I Foreign Value Fund	6,564,665	294,712	—	6,662,371	1,695,289	218,246	(922,128)	10,827,865
VC I Global Real Estate Fund	4,283,433	119,738	120,719	564,661	2,770,258	(58,041)	113,297	2,133,092
VC I Government Securities Fund	9,822,076	185,916	—	947,219	2,182,958	(81,818)	147,004	8,651,523
VC I Growth & Income Fund	5,992,051	45,094	—	385,025	2,409,597	550,683	(67,243)	4,450,919
VC I Growth Fund	10,438,887	69,037	1,293,405	2,218,746	1,438,552	320,792	(498,667)	11,041,206
VC I Inflation Protected Fund	4,100,582	78,562	7,820	410,586	2,202,700	(119,314)	(34,431)	2,154,723
VC I International Equities Index Fund	7,873,485	144,683	—	639,919	3,941,479	546,146	(706,979)	4,411,092
VC I International Government Bond Fund	2,069,373	49,758	5,310	375,303	120,739	(8,742)	(164,647)	2,150,548
VC I International Growth Fund	6,147,311	153,692	68,151	5,418,639	581,614	78,166	25,452	11,087,954
VC I Large Cap Core Fund	6,547,769	97,555	1,373,932	3,909,120	1,256,709	188,054	(445,828)	8,942,406
VC I Large Capital Growth Fund	—	36,639	1,176,180	9,854,559	224,856	(19,497)	(725,760)	8,884,446
VC I Stock Index Fund	31,482,774	532,387	1,197,847	4,299,149	4,342,008	1,046,189	800,181	33,286,285
VC I Value Fund	10,405,675	168,053	—	1,024,358	1,397,660	373,832	595,788	11,001,993
VC II Capital Appreciation Fund	6,137,045	20,977	—	534,760	711,009	212,821	523,040	6,696,657
VC II Core Bond Fund	14,261,635	353,875	—	4,111,734	1,115,129	19,890	17,951	17,296,081
VC II High Yield Bond Fund	2,040,344	104,575	—	338,042	120,739	4,327	(62,616)	2,199,358
VC II Large Cap Value Fund	6,215,066	—	—	385,679	6,758,105	933,447	(776,087)	—
VC II Mid Cap Growth Fund	5,896,773	—	632,317	1,086,570	2,438,266	178,191	(329,043)	4,394,225
VC II Mid Cap Value Fund	6,230,975	8,936	430,349	835,108	2,469,244	386,789	(556,721)	4,426,907
VC II Small Cap Growth Fund	3,604,003	—	456,628	799,150	257,720	48,661	181,586	4,375,680
VC II Small Cap Value Fund	4,017,507	24,429	539,451	906,402	341,199	55,110	(294,950)	4,342,870
VC II Strategic Bond Fund	4,423,046	224,922	57,108	2,648,713	362,218	809	(188,350)	6,522,000

	$205,607,631	$3,444,405	$9,181,241	$55,023,515	$43,587,432	$5,656,320	$(3,098,340)	$219,601,694

†	Includes reinvestment of distribution paid.

290

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Stock Index Fund
Security	Value at 05/31/2014	Income	Capital Gain Distribution Received	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 05/31/2015
American International Group, Inc.
Common Stock	$20,151,348	$179,327	$—	$—	$2,771,434	$1,356,841	$174,875	$18,911,630

During the year, the following Funds incurred brokerage commissions with brokers which are affiliates of a sub-advisor:

Affiliated Broker	Emerging Economies Fund	Growth & Income Fund	Mid Cap Strategic Growth Fund	Small-Mid Growth Fund
Goldman Sachs & Co.	$—	$—	$—	$244
JP Morgan Clearing Corp.	10,219	—	—	—
Investment Technology Group, Inc.	1,253	127	—	—
ITG Securities (Hk) Ltd	2,927	—	—	—
Morgan Stanley Co. Inc.	—	—	247	—

As a result of losses on medium-term notes issued by Cheyne Finance LLC, that were previously held in the Money Market I Fund, VALIC made capital contributions to the Money Market I Fund in the amount of $105,000 for the year ended May 31, 2015.

Note 4 — Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended May 31, 2015 were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Asset Allocation	$157,434,185	$173,672,123	$66,862,419	$56,879,648
Blue Chip Growth	190,593,802	237,335,841	—	—
Broad Cap Value Income	16,352,677	12,880,104	—	—
Capital Conservation	138,957,718	118,969,207	337,579,876	301,072,335
Core Equity	103,886,229	130,601,470	—	—
Dividend Value	226,874,137	252,526,881	—	—
Dynamic Allocation	60,367,154	56,749,835	28,594,923	24,820,216
Emerging Economies	438,273,963	445,668,112	—	—
Foreign Value	332,259,792	302,120,413	—	—
Global Real Estate	298,841,915	214,418,167	—	—
Global Social Awareness	370,576,081	412,042,032	—	—
Global Strategy	127,616,990	168,286,523	—	—
Government Securities	4,293,498	416,031	9,458,251	9,691,791
Growth	989,303,835	1,077,350,899	—	—
Growth & Income	44,802,834	49,394,880	—	—
Health Sciences	275,865,049	188,594,213	—	—
Inflation Protected	134,123,219	104,291,408	68,453,092	51,328,632
International Equities Index	417,146,980	478,098,624	—	—
International Government Bond	61,426,099	65,915,971	16,772,950	13,251,530
International Growth	264,139,350	288,212,780	—	—
Large Cap Core	112,800,601	133,622,979	—	—
Large Capital Growth	107,814,121	135,491,581	—	—
Mid Cap Index	413,522,110	527,262,836	—	—
Mid Cap Strategic Growth	137,723,425	186,169,233	—	—
Nasdaq-100® Index	42,231,539	19,816,084	—	—
Science & Technology	964,989,115	1,065,378,773	—	—
Small Cap Aggressive Growth	97,643,215	111,978,328	—	—
Small Cap	111,086,328	155,123,314	—	—
Small Cap Index	149,862,027	177,404,451	—	—
Small Cap Special Values	122,208,365	138,456,925	—	—
Small-Mid Growth	67,130,787	79,417,342	—	—
Stock Index	128,681,298	492,012,001	—	—
Value	19,570,409	33,995,620	—	—

291

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Note 5 — Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, straddles, amortization or premium/discount, contingent payment debt instruments, investments in partnerships, treatment of defaulted securities and derivative transactions.

The information in the following table is presented on the basis of cost for federal income tax purposes at May 31, 2015.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Allocation	$190,602,733	$11,462,354	$(3,952,240)	$7,510,114
Blue Chip Growth	418,233,916	249,154,982	(6,409,924)	242,745,058
Broad Cap Value Income	51,240,036	15,862,505	(1,971,291)	13,891,214
Capital Conservation	275,920,588	3,881,188	(1,388,188)	2,493,000
Core Equity	212,924,520	60,772,370	(5,983,829)	54,788,541
Dividend Value	536,965,681	120,089,048	(10,951,135)	109,137,913
Dynamic Allocation	256,910,592	14,654,427	(2,172,142)	12,482,285
Emerging Economies	632,944,480	96,245,473	(58,835,190)	37,410,283
Foreign Value	1,041,542,015	144,106,374	(101,520,588)	42,585,786
Global Real Estate	493,905,932	51,443,863	(18,016,961)	33,426,902
Global Social Awareness	397,805,916	47,146,402	(19,642,826)	27,503,576
Global Strategy	482,826,178	81,169,789	(35,871,288)	45,298,501
Government Securities	158,145,884	4,700,616	(514,481)	4,186,135
Growth	955,055,505	147,685,908	(17,800,302)	129,885,606
Growth & Income	103,632,669	20,177,083	(1,925,650)	18,251,433
Health Sciences	635,900,470	351,928,338	(3,573,653)	348,354,685
Inflation Protected	473,727,220	23,693,378	(12,016,327)	11,677,051
International Equities Index	1,109,390,589	138,043,267	(81,277,657)	56,765,610
International Government Bond*	178,170,626	3,641,819	(13,903,724)	(10,261,905)
International Growth	561,366,331	115,367,482	(19,247,201)	96,120,281
Large Cap Core	149,981,039	32,008,174	(1,590,557)	30,417,617
Large Capital Growth	369,101,750	67,011,735	(3,507,276)	63,504,459
Mid Cap Index	2,582,579,698	1,114,879,159	(137,630,240)	977,248,919
Mid Cap Strategic Growth	272,436,562	64,630,682	(18,799,426)	45,831,256
Money Market I	344,291,754	—	—	—
Nasdaq-100® Index	182,918,995	155,047,745	(2,633,606)	152,414,139
Science & Technology	937,017,387	170,895,566	(28,916,593)	141,978,973
Small Cap Aggressive Growth	106,662,592	23,582,139	(2,855,857)	20,726,282
Small Cap	296,096,900	98,747,864	(16,795,286)	81,952,578
Small Cap Index	918,456,067	417,103,989	(105,585,632)	311,518,357
Small Cap Special Values	219,217,144	40,881,946	(10,438,520)	30,443,426
Small-Mid Growth	122,197,174	24,095,357	(3,238,411)	20,856,946
Stock Index	2,456,915,203	2,096,015,822	(117,724,194)	1,978,291,628
Value	84,253,716	34,126,980	(1,707,332)	32,419,648

*	The tax adjustments for International Government Bond Fund are for the 12 months ended September 30, 2014.

The tax basis distributable earnings at May 31, 2015 and the tax character of distributions paid during the year ended May 31, 2015 were as follows:

	Distributable Earnings			Tax Distributions
	For the period ended May 31, 2015
Fund	Ordinary Income	Long- term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Asset Allocation	$5,365,204	$16,228,510	$7,509,803	$7,494,543	$6,682,112
Blue Chip Growth	4,362,148	73,503,822	242,745,025	2,948,071	55,612,748
Broad Cap Value Income	885,359	3,515,188	13,891,214	1,017,689	1,884,876
Capital Conservation	4,914,381	—	2,493,000	4,829,813	—
Core Equity	2,550,301	(2,859,623)	54,788,540	2,463,039	—
Dividend Value	13,504,973	60,987,882	109,137,870	13,426,887	40,820,403

292

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Distributable Earnings			Tax Distributions
	For the period ended May 31, 2015
Fund	Ordinary Income	Long- term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Dynamic Allocation	$5,109,861	$9,569,463	$12,482,286	$4,139,395	$3,974,614
Emerging Economies	14,639,003	(126,422,446)	37,234,193	13,724,791	—
Foreign Value	18,119,304	(26,930,407)	42,436,201	25,076,265	—
Global Real Estate	14,771,778	21,079,653	33,400,341	13,761,875	12,441,383
Global Social Awareness	7,310,854	(39,502,979)	27,438,473	8,510,951	—
Global Strategy	27,958,543	28,433,024	44,815,106	13,523,654	15,854,531
Government Securities	3,707,716	(1,771,168)	4,186,135	3,617,730	—
Growth	36,277,214	116,640,377	129,877,977	18,509,615	99,547,956
Growth & Income	2,586,295	4,000,944	18,251,433	1,149,106	—
Health Sciences	21,781,989	91,717,157	348,110,684	6,580,925	98,998,177
Inflation Protected	6,013,213	194,385	11,163,324	10,192,451	266,190
International Equities Index	28,310,531	(124,770,551)	56,439,296	36,655,892	—
International Government Bond*	4,707,653	191,029	(3,981,015)	4,707,653	191,029
International Growth	7,233,626	39,002,240	96,004,631	8,720,692	3,866,978
Large Cap Core	5,397,704	25,934,878	30,417,617	5,174,439	22,702,040
Large Capital Growth	4,596,243	16,356,235	63,499,096	44,123,126	30,511,749
Mid Cap Index	41,789,679	277,349,503	977,248,919	38,094,248	172,320,161
Mid Cap Strategic Growth	245,031	33,719,622	45,831,256	7,648,738	33,126,009
Money Market I	9,797	(518,114)	—	35,689	—
Nasdaq-100® Index	2,781,422	12,643,005	152,414,139	3,665,912	2,745,558
Science & Technology	33,816,641	131,863,328	142,015,384	9,494,752	90,286,968
Small Cap Aggressive Growth	1,158,357	13,991,856	20,726,282	6,915,031	15,241,078
Small Cap	1,585,496	46,713,634	81,952,688	4,466,872	48,613,828
Small Cap Index	16,016,490	70,811,774	311,518,363	14,723,408	55,590,870
Small Cap Special Values	5,926,906	21,324,342	30,443,426	2,248,647	17,856,384
Small-Mid Growth	4,280,042	7,374,256	20,856,946	11,912,196	15,480,820
Stock Index	80,137,593	299,414,695	1,978,291,627	76,962,802	157,065,909
Value	1,593,878	(35,433,443)	32,419,329	1,711,405	—

*	The Distributable Earnings for International Government Bond Fund are for the tax period ended September 30, 2014.
@	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

The tax character of distributions paid during the period ended May 31, 2014 were as follows:

	Tax Distributions
	For the period ended May 31, 2014
	Ordinary Income	Long-Term Capital Gains
Asset Allocation	$7,547,795	$4,956,536
Blue Chip Growth	1,020,429	22,993,791
Broad Cap Value Income	658,578	—
Capital Conservation	6,589,241	1,707,327
Core Equity	3,126,657	—
Dividend Value	12,390,438	—
Dynamic Allocation	237,825	357,011
Emerging Economies	9,729,373	—
Foreign Value	19,579,170	—
Global Real Estate	22,580,240	22,276,202
Global Social Awareness	6,041,120	—
Global Strategy	17,494,448	—
Government Securities	3,859,116	372,547
Growth	8,021,572	—
Growth & Income	842,484	—
Health Sciences	3,397,651	16,067,670

293

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Tax Distributions
	For the period ended May 31, 2014
	Ordinary Income	Long-Term Capital Gains
Inflation Protected	$10,529,835	$272,023
International Equities Index	27,041,667	—
International Government Bond	4,859,749	549,016
International Growth	10,866,892	—
Large Cap Core	6,103,448	7,322,679
Large Capital Growth	16,441,860	15,311,798
Mid Cap Index	42,879,409	122,236,308
Mid Cap Strategic Growth	1,496,140	3,561,209
Money Market I	37,954	—
Nasdaq-100 Index®	2,645,521	575,512
Science & Technology	1,174,500	—
Small Cap Aggressive Growth	2,503,260	7,260,207
Small Cap	1,201,353	16,963,418
Small Cap Index	16,056,809	23,735,605
Small Cap Special Values	1,802,415	—
Small-Mid Growth	41,716	4,202,101
Stock Index	74,753,175	96,505,149
Value	1,912,183	—

As of May 31, 2015, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward†		Unlimited†
Fund	2017	2018	ST	LT
Asset Allocation	$—	$—	$—	$—
Blue Chip Growth	—	—	—	—
Broad Cap Value Income	—	—	—	—
Capital Conservation	—	—	—	—
Core Equity	—	2,859,623	—	—
Dividend Value	—	—	—	—
Dynamic Allocation	—	—	—	—
Emerging Economies	26,872,567	71,874,688	27,675,191	—
Foreign Value	—	26,930,407	—	—
Global Real Estate	—	—	—	—
Global Social Awareness	—	39,502,979	—	—
Global Strategy	—	—	—	—
Government Securities	—	—	1,017,516	753,652
Growth	—	—	—	—
Growth & Income	—	—	—	—
Health Sciences	—	—	—	—
Inflation Protected	—	—	—	—
International Equities Index	—	124,770,551	—	—
International Government Bond	—	—	—	—
International Growth	—	—	—	—
Large Cap Core	—	—	—	—
Large Capital Growth	—	—	—	—
Mid Cap Index	—	—	—	—
Mid Cap Strategic Growth	—	—	—	—
Money Market I	518,114	—	—	—
Nasdaq-100® Index	—	—	—	—
Science & Technology	—	—	—	—
Small Cap Aggressive Growth	—	—	—	—
Small Cap	—	—	—	—
Small Cap Index	—	—	—	—

294

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Capital Loss Carryforward†		Unlimited†
Fund	2017	2018	ST	LT
Small Cap Special Values	$—	$—	$—	$—
Small-Mid Growth	—	—	—	—
Stock Index	—	—	—	—
Value	—	35,433,443	—	—

†	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

The Funds indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the current year.

Fund	Capital Loss Carryforward Utilized
Asset Allocation	$—
Blue Chip Growth	—
Broad Cap Value Income	—
Capital Conservation	1,460,787
Core Equity	29,506,210
Dividend Value	—
Dynamic Allocation	—
Emerging Economies	—
Foreign Value	36,892,772
Global Real Estate	—
Global Social Awareness	48,869,170
Global Strategy	—
Government Securities	—
Growth	—
Growth & Income	579,300
Health Sciences	—
Inflation Protected	—
International Equities Index	40,978,184
International Government Bond	—
International Growth	—
Large Cap Core	—
Large Capital Growth	—
Mid Cap Index	—
Mid Cap Strategic Growth	—
Money Market I	116,175
Nasdaq-100® Index	—
Science & Technology	—
Small Cap Aggressive Growth	—
Small Cap	—
Small Cap Index	—
Small Cap Special Values	—
Small-Mid Growth	—
Stock Index	—
Value	12,099,458

Under the current tax law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended May 31, 2015, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Asset Allocation	$—	$—	$—
Blue Chip Growth	274,910	—	—
Broad Cap Value Income	—	—	—

295

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Capital Conservation	$—	$—	$—
Core Equity	—	—	—
Dividend Value	14,911	—	—
Dynamic Allocation	—	—	—
Emerging Economies	168,928	14,958,263	—
Foreign Value	—	—	—
Global Real Estate	—	—	—
Global Social Awareness	—	—	—
Global Strategy	—	363,117	—
Government Securities	—	15,301	231,769
Growth	—	—	—
Growth & Income	13	—	—
Health Sciences	2,198,636	—	—
Inflation Protected	2,043,578	—	116,781
International Equities Index	—	—	—
International Government Bond	—	—	—
International Growth	—	8,060,660	—
Large Cap Core	—	—	—
Large Capital Growth	—	—	—
Mid Cap Index	—	—	—
Mid Cap Strategic Growth	389,817	1,206,988	—
Money Market I	—	—	—
Nasdaq-100 Index®	—	—	—
Science & Technology	—	—	—
Small Cap Aggressive Growth	115,399	—	—
Small Cap	—	—	—
Small Cap Index	—	—	—
Small Cap Special Values	—	1,332,085	—
Small-Mid Growth	191,515	—	—
Stock Index	—	—	—
Value	—	—	—

For the period ended May 31, 2015, the reclassifications to the components of net assets arising from book/tax differences resulted in increases (decreases) that were primarily due to tax treatment of net investment losses, principal paydown adjustments, disposition of passive foreign investment companies securities, and foreign currency transactions as follows:

	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Asset Allocation	$146,787	$(146,787)	$—
Blue Chip Growth	754,775	(754,775)	—
Broad Cap Value Income	—	—	—
Capital Conservation	551,017	(551,017)	—
Core Equity	16,257	(16,257)	—
Dividend Value	(32,210)	32,210	—
Dynamic Allocation	1,437,272	(1,437,272)	—
Emerging Economies	(773,624)	773,624	—
Foreign Value	(664,501)	664,501	—
Global Real Estate	7,471,004	(7,471,004)	—
Global Social Awareness	113,464	(113,464)	—
Global Strategy	8,321,522	(8,321,522)	—
Government Securities	433,020	(433,020)	—
Growth	189,752	(189,752)	—
Growth & Income	(17)	17	—
Health Sciences	3,640,789	(3,640,789)	—
Inflation Protected	(2,496,543)	2,496,543	—

296

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
International Equities Index	$724,353	$(724,353)	$—
International Government Bond*	(481,997)	481,997	—
International Growth	192,453	(192,453)	—
Large Cap Core	1,403	(1,403)	—
Large Capital Growth	(3,886)	3,886	—
Mid Cap Index	—	—	—
Mid Cap Strategic Growth	198,703	(198,703)	—
Money Market I	—	—	—
Nasdaq-100 Index®	5,550	(5,550)	—
Science & Technology	1,335,545	(1,335,545)	—
Small Cap Aggressive Growth	685,516	(685,516)	—
Small Cap	94,399	(94,399)	—
Small Cap Index	128,852	(128,852)	—
Small Cap Special Values	294,557	(294,557)	—
Small-Mid Growth	346,509	(346,509)	—
Stock Index	7,063	(7,063)	—
Value	(969)	969	—

*	The reclassifications arising from book/tax differences for International Government Bond Fund are for the tax period ended September 30, 2014.

Note 6 — Capital Share Transactions

Transactions in capital shares of each class of each Fund were as follows:

	Asset Allocation				Blue Chip Growth
	For the year ended May 31, 2015		For the year ended May 31, 2014		For the year ended May 31, 2015		For the year ended May 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,005,187	$12,765,796	2,043,500	$25,597,828	1,726,744	$30,725,258	2,762,241	$46,334,234
Reinvested dividends	1,180,404	14,176,655	1,033,416	12,504,331	3,396,799	58,560,819	1,414,265	24,014,220
Shares redeemed	(1,629,347)	(20,611,406)	(2,581,098)	(32,295,350)	(4,727,005)	(85,448,548)	(3,107,684)	(49,509,260)

Net increase (decrease)	556,244	$6,331,045	495,818	$5,806,809	396,538	$3,837,529	1,068,822	$20,839,194

	Broad Cap Value Income				Capital Conservation
	For the year ended May 31, 2015		For the year ended May 31, 2014		For the year ended May 31, 2015		For the year ended May 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	712,531	$11,133,762	904,018	$12,918,781	8,296,539	$82,863,706	3,342,905	$32,794,098
Reinvested dividends	188,846	2,902,565	45,232	658,578	486,876	4,829,813	866,030	8,296,568
Shares redeemed	(528,497)	(8,312,343)	(633,641)	(8,853,522)	(2,926,524)	(29,160,092)	(7,212,309)	(70,879,979)

Net increase (decrease)	372,880	$5,723,984	315,609	$4,723,837	5,856,891	$58,533,427	(3,003,374)	$(29,789,313)

	Core Equity				Dividend Value
	For the year ended May 31, 2015		For the year ended May 31, 2014		For the year ended May 31, 2015		For the year ended May 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	94,347	$1,856,186	199,165	$3,402,924	6,615,982	$89,238,667	8,790,949	$108,999,613
Reinvested dividends	124,711	2,463,039	176,249	3,126,657	4,172,868	54,247,290	992,029	12,390,438
Shares redeemed	(1,604,756)	(31,408,940)	(1,473,698)	(25,222,204)	(9,220,834)	(124,125,295)	(11,681,385)	(145,892,199)

Net increase (decrease)	(1,385,698)	$(27,089,715)	(1,098,284)	$(18,692,623)	1,568,016	$19,360,662	(1,898,407)	$(24,502,148)

	Dynamic Allocation				Emerging Economies
	For the year ended May 31, 2015		For the year ended May 31, 2014		For the year ended May 31, 2015		For the year ended May 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,294,451	$27,634,472	15,353,023	$172,469,198	12,063,329	$94,071,720	12,876,234	$99,937,655
Reinvested dividends	684,726	8,114,009	51,725	594,836	1,837,321	13,724,791	1,292,081	9,729,373
Shares redeemed	(1,705,848)	(20,500,257)	(2,028,358)	(22,705,293)	(14,812,385)	(117,234,833)	(16,921,121)	(133,868,857)

Net increase (decrease)	1,273,329	$15,248,224	13,376,390	$150,358,741	(911,735)	$(9,438,322)	(2,752,806)	$(24,201,829)

297

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Foreign Value				Global Real Estate
	For the year ended May 31, 2015		For the year ended May 31, 2014		For the year ended May 31, 2015		For the year ended May 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,042,747	$73,899,532	9,026,525	$98,531,451	15,425,938	$132,638,526	5,232,559	$44,918,947
Reinvested dividends	2,603,974	25,076,265	1,788,052	19,579,170	3,001,519	26,203,258	5,614,073	44,856,442
Shares redeemed	(8,845,962)	(93,052,230)	(11,681,582)	(123,774,557)	(6,800,584)	(60,638,938)	(5,647,409)	(49,422,985)

Net increase (decrease)	800,759	$5,923,567	(867,005)	$(5,663,936)	11,626,873	$98,202,846	5,199,223	$40,352,404

	Global Social Awareness				Global Strategy
	For the year ended May 31, 2015		For the year ended May 31, 2014		For the year ended May 31, 2015		For the year ended May 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	775,485	$16,519,157	5,103,228	$95,370,600	764,123	$10,574,022	3,337,318	$44,325,404
Reinvested dividends	400,515	8,510,951	306,656	6,041,120	2,259,860	29,378,185	1,299,736	17,494,448
Shares redeemed	(2,985,796)	(64,158,801)	(1,755,619)	(33,833,675)	(4,240,483)	(58,500,183)	(2,251,387)	(30,068,538)

Net increase (decrease)	(1,809,796)	$(39,128,693)	3,654,265	$67,578,045	(1,216,500)	$(18,547,976)	2,385,667	$31,751,314

	Government Securities				Growth
	For the year ended May 31, 2015		For the year ended May 31, 2014		For the year ended May 31, 2015		For the year ended May 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,012,850	$32,852,788	4,898,342	$52,348,477	2,434,588	$40,358,966	5,336,270	$84,907,566
Reinvested dividends	334,665	3,617,730	402,632	4,231,663	7,397,091	118,057,571	501,348	8,021,572
Shares redeemed	(3,495,111)	(37,927,298)	(2,677,790)	(28,641,757)	(7,710,195)	(131,068,883)	(4,425,497)	(66,996,405)

Net increase (decrease)	(147,596)	$(1,456,780)	2,623,184	$27,938,383	2,121,484	$27,347,654	1,412,121	$25,932,733

	Growth & Income				Health Sciences
	For the year ended May 31, 2015		For the year ended May 31, 2014		For the year ended May 31, 2015		For the year ended May 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	754,517	$14,222,517	901,083	$14,483,430	4,161,559	$103,722,079	3,481,915	$68,643,042
Reinvested dividends	59,663	1,149,106	50,268	842,484	4,447,308	105,579,102	908,321	19,465,321
Shares redeemed	(1,082,664)	(20,338,572)	(973,622)	(15,737,456)	(1,325,437)	(31,794,913)	(1,846,972)	(36,147,259)

Net increase (decrease)	(268,484)	$(4,966,949)	(22,271)	$(411,542)	7,283,430	$177,506,268	2,543,264	$51,961,104

	Inflation Protected				International Equities Index
	For the year ended May 31, 2015		For the year ended May 31, 2014		For the year ended May 31, 2015		For the year ended May 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,249,169	$70,056,193	4,759,837	$53,096,405	18,814,065	$131,144,936	23,562,068	$164,092,817
Reinvested dividends	960,389	10,458,641	990,088	10,801,858	5,495,636	36,655,892	3,819,444	27,041,667
Shares redeemed	(3,979,230)	(44,097,974)	(3,047,720)	(33,935,365)	(30,416,706)	(213,531,625)	(24,188,197)	(167,661,730)

Net increase (decrease)	3,230,328	$36,416,860	2,702,205	$29,962,898	(6,107,005)	$(45,730,797)	3,193,315	$23,472,754

	International Government Bond				International Growth
	For the year ended May 31, 2015		For the year ended May 31, 2014		For the year ended May 31, 2015		For the year ended May 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,222,162	$38,342,743	3,355,401	$40,173,045	3,679,653	$50,373,079	4,732,967	$63,857,694
Reinvested dividends	433,896	4,898,682	463,079	5,408,765	949,296	12,587,670	800,803	10,866,892
Shares redeemed	(3,895,416)	(45,903,589)	(3,594,927)	(42,864,192)	(6,496,505)	(88,948,490)	(8,646,107)	(114,449,363)

Net increase (decrease)	(239,358)	$(2,662,164)	223,553	$2,717,618	(1,867,556)	$(25,987,741)	(3,112,337)	$(39,724,777)

298

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Large Cap Core				Large Capital Growth
	For the year ended May 31, 2015		For the year ended May 31, 2014		For the year ended May 31, 2015		For the year ended May 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,061,546	$15,477,448	956,613	$13,127,525	916,273	$12,937,493	237,318	$3,239,660
Reinvested dividends	2,108,660	27,876,479	990,858	13,426,127	6,018,942	74,634,875	2,380,334	31,753,658
Shares redeemed	(2,665,981)	(39,163,853)	(1,841,672)	(25,147,132)	(3,078,765)	(42,481,759)	(2,891,816)	(38,813,468)

Net increase (decrease)	504,225	$4,190,074	105,799	$1,406,520	3,856,450	$45,090,609	(274,164)	$(3,820,150)

	Mid Cap Index				Mid Cap Strategic Growth
	For the year ended May 31, 2015		For the year ended May 31, 2014		For the year ended May 31, 2015		For the year ended May 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,161,621	$89,153,762	2,039,341	$53,974,497	661,786	$10,592,873	2,018,380	$32,851,349
Reinvested dividends	7,626,474	210,414,409	6,294,919	165,115,717	2,711,087	40,774,747	299,251	5,057,349
Shares redeemed	(10,509,490)	(295,166,590)	(11,346,589)	(296,224,529)	(3,179,692)	(52,134,999)	(2,111,700)	(33,077,460)

Net increase (decrease)	278,605	$4,401,581	(3,012,329)	$(77,134,315)	193,181	$(767,379)	205,931	$4,831,238

	Money Market I				Nasdaq-100® Index
	For the year ended May 31, 2015		For the year ended May 31, 2014		For the year ended May 31, 2015		For the year ended May 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	88,396,025	$88,396,025	114,828,899	$114,828,899	4,889,469	$47,302,021	3,076,574	$24,656,065
Reinvested dividends	35,689	35,689	37,954	37,954	650,251	6,411,470	381,639	3,221,033
Shares redeemed	(111,952,862)	(111,952,862)	(126,193,328)	(126,193,328)	(2,960,797)	(28,990,095)	(3,193,619)	(25,007,617)

Net increase (decrease)	(23,521,148)	$(23,521,148)	(11,326,475)	$(11,326,475)	2,578,923	$24,723,396	264,594	$2,869,481

	Science & Technology				Small Cap Aggressive Growth
	For the year ended May 31, 2015		For the year ended May 31, 2014		For the year ended May 31, 2015		For the year ended May 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	589,915	$15,684,928	826,155	$19,299,106	935,295	$13,843,984	1,627,649	$24,835,513
Reinvested dividends	3,975,367	99,781,720	47,474	1,174,500	1,658,391	22,156,109	649,599	9,763,467
Shares redeemed	(4,255,505)	(112,634,602)	(3,400,457)	(75,232,049)	(1,814,359)	(27,154,657)	(1,336,767)	(20,211,073)

Net increase (decrease)	309,777	$2,832,046	(2,526,828)	$(54,758,443)	779,327	$8,845,436	940,481	$14,387,907

	Small Cap				Small Cap Index
	For the year ended May 31, 2015		For the year ended May 31, 2014		For the year ended May 31, 2015		For the year ended May 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	212,330	$3,195,651	219,649	$3,284,064	2,055,330	$43,395,413	3,233,362	$65,984,871
Reinvested dividends	3,891,547	53,080,700	1,210,985	18,164,771	3,448,469	70,314,278	1,961,184	39,792,414
Shares redeemed	(3,365,487)	(50,199,012)	(3,250,392)	(48,233,351)	(7,029,329)	(147,780,820)	(5,231,671)	(105,621,297)

Net increase (decrease)	738,390	$6,077,339	(1,819,758)	$(26,784,516)	(1,525,530)	$(34,071,129)	(37,125)	$155,988

	Small Cap Special Values				Small-Mid Growth
	For the year ended May 31, 2015		For the year ended May 31, 2014		For the year ended May 31, 2015		For the year ended May 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	294,003	$4,118,460	498,720	$6,504,639	742,968	$10,765,123	546,377	$7,723,856
Reinvested dividends	1,502,618	20,105,031	135,520	1,802,415	2,138,409	27,393,016	290,275	4,243,817
Shares redeemed	(2,395,704)	(33,691,816)	(2,616,671)	(33,711,516)	(1,752,440)	(26,172,868)	(877,708)	(12,496,250)

Net increase (decrease)	(599,083)	$(9,468,325)	(1,982,431)	$(25,404,462)	1,128,937	$11,985,271	(41,056)	$(528,577)

299

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Stock Index				Value
	For the year ended May 31, 2015		For the year ended May 31, 2014		For the year ended May 31, 2015		For the year ended May 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,150,180	$185,842,811	5,853,755	$189,479,508	209,472	$3,116,598	721,518	$9,529,947
Reinvested dividends	6,549,922	234,028,711	5,253,323	171,258,324	114,170	1,711,405	143,127	1,912,183
Shares redeemed	(17,310,454)	(625,116,855)	(14,188,302)	(461,585,167)	(1,359,828)	(20,300,385)	(1,247,091)	(16,538,907)

Net increase (decrease)	(5,610,352)	$(205,245,333)	(3,081,224)	$(100,847,335)	(1,036,186)	$(15,472,382)	(382,446)	$(5,096,777)

Note 7 — Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Funds set forth below have been reduced. For the year ended May 31, 2015, the amount of expense reductions received by each Fund used to offset non-affiliated expenses were as follows:

Fund	Expense Reductions
Blue Chip Growth	$6,013
Broad Cap Value Income	2,815
Core Equity	3,079
Emerging Economies	18,692
Foreign Value	24,070
Global Real Estate	4,814
Global Strategy	5,589
Growth & Income	661
Health Sciences	6,357
International Growth	1,599
Large Cap Core	15,697
Large Capital Growth	2,787
Mid Cap Strategic Growth	19,546
Science & Technology	63,190
Small Cap	21,195
Small Cap Special Values	27,162
Small-Mid Growth	8,371
Value	38

Note 8 — Investment Concentration

Some of the Funds may invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed markets. Emerging market countries may have relatively unstable government and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Emerging Economies Fund, the Foreign Value Fund, the Global Real Estate Fund, the International Equities Index Fund, the International Government Bond Fund and the International Growth Fund. At May 31, 2015, the Emerging Economies Fund had 19.4%, 15.9% and 13.1% of its net assets invested in equity securities domiciled in South Korea, China and Taiwan, respectively. The Foreign Value Fund had 15.6%, 12.3% and, 10.1% of its net assets invested in equity securities domiciled in the United Kingdom, South Korea and France, respectively. The Global Real Estate Fund had 13.4% of its net assets invested in equity securities domiciled in Japan. The International Equities Index Fund had 21.3% and 18.0% of its net assets invested in equity securities domiciled in the Japan and United Kingdom, respectively. The International Government Bond Fund had 11.9% of its net assets invested in fixed income securities domiciled in Japan. The International Growth Fund had 17.5%, 14.3% and 11.4% of its net assets invested in equity securities domiciled in the United Kingdom, Japan and Switzerland, respectively.

The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Capital Conservation Fund, the Government Securities Fund and the Money Market I Fund’s concentration in such investments, it may be subject to risks associated with the U.S. Government agencies or instrumentalities. At May 31, 2015, the Funds had 34.1%, 54.7% and 40.1%, respectively, of their total net assets invested in such securities.

The Health Sciences Fund is concentrated in the health services industry and is less diversified than stock funds investing in a broader range of industries. The Fund may also invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses, such as hospital management or managed care. Developments that could adversely affect the Fund include increased competition in the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation, and obsolescence of popular products.

300

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

The Nasdaq-100® Index Fund and Science & Technology Fund are concentrated in the technology sector. As a result, the Funds are subject to greater volatility than a fund that does not concentrate in a particular sector. Because the Nasdaq-100® Index may invest in companies within relatively more concentrated industry sectors, the Fund’s performance may be more susceptible to developments which affect those sectors emphasized by the Index.

The Global Real Estate Fund invests primarily in the real estate industry. A fund that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate. The Fund could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. As of May 31, 2015, the Global Real Estate Fund had 70.6% of its net assets invested in Real Estate Investment Trusts.

Note 9 — Line of Credit

The Series and VC II have established an $85 million committed and $40 million uncommitted line of credit with State Street Bank and Trust Company, the Funds’ custodian which expires on October 9, 2015. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 15 basis points per annum on the daily unused portion of the committed line of credit and a one-time closing fee of 5 basis points on the uncommitted line of credit which is included in other expenses on the Statement of Operations. Prior to October 10, 2014, the commitment fee was 10 basis points per annum on the daily unused portion of the committed line of credit and there was no closing fee on the uncommitted line of credit. Borrowings under the line of credit will commence when the respective Fund’s cash shortfall exceeds $100,000. For the year ended May 31, 2015, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Asset Allocation	1	$9	$248,416	1.34%
Blue Chip Growth	2	33	434,285	1.38%
Broad Cap Value Income	4	31	205,054	1.38%
Core Equity	9	43	126,923	1.35%
Dividend Value	10	504	1,319,216	1.37%
Emerging Economies	28	9,526	8,852,183	1.38%
Foreign Value	2	57	751,153	1.37%
Global Real Estate	14	723	1,340,780	1.39%
Global Social Awareness	20	1,987	2,574,850	1.39%
Global Strategy	2	23	297,124	1.39%
Growth	59	3,992	1,804,843	1.36%
Growth & Income	2	29	384,361	1.34%
Health Sciences	1	10	254,970	1.39%
Inflation Protected	3	124	1,083,678	1.38%
International Equities Index	2	535	7,053,294	1.36%
International Government Bond	4	23	1,060,120	1.38%
International Growth	88	2,215	689,009	1.38%
Large Cap Core	13	189	384,957	1.36%
Large Capital Growth	10	492	1,302,352	1.36%
Mid Cap Strategic Growth	77	628	214,475	1.37%
Nasdaq-100® Index	1	60	1,610,758	1.35%
Science & Technology	20	771	1,002,009	1.38%
Small Cap Aggressive Growth	1	6	166,464	1.34%
Small Cap	48	295	169,136	1.36%
Small Cap Index	1	292	7,779,369	1.35%
Small Cap Special Values	3	30	269,646	1.35%
Stock Index	10	1,841	4,815,458	1.38%
Value	1	10	265,674	1.39%

As of May 31, 2015, the following Funds had outstanding borrowings:

Fund	Amount
Growth	$4,247,075
Stock Index	6,539,201

Note 10 — Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund

301

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

For the year ended May 31, 2015, none of the Funds participated in this program.

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the year ended May 31, 2015, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceeds from Sales	Realized Gain/ (Loss)
Growth	$6,906,178	$10,620,719	$1,389,374
Health Sciences	1,006,160	342,925	167,526
International Growth	471,568	1,285,412	320,293
Large Cap Growth	262,184	146,525	17,501
Mid Cap Strategic Growth	—	433,410	167,517
Small Cap	249,986	5,697,999	1,253,655

302

VALIC Company I

FINANCIAL HIGHLIGHTS

	Asset Allocation Fund					Blue Chip Growth Fund
	Year Ended May 31,					Year Ended May 31,
	2015	2014	2013	2012	2011	2015	2014	2013	2012	2011

PER SHARE DATA
Net asset value at beginning of period	$12.67	$12.20	$10.89	$11.05	$9.38	$17.12	$14.19	$11.63	$11.18	$8.77

Income (loss) from investment operations:
Net investment income (loss)(d)	0.23	0.25	0.21	0.23	0.25	(0.02)	(0.02)	0.03	0.00	0.00
Net realized and unrealized gain (loss) on investments and foreign currencies	0.53	1.17	1.39	(0.12)	1.63	2.62	3.66	2.54	0.45	2.41

Total income (loss) from investment operations	0.76	1.42	1.60	0.11	1.88	2.60	3.64	2.57	0.45	2.41

Distributions from:
Net investment income	(0.27)	(0.23)	(0.24)	(0.27)	(0.21)	–	(0.03)	(0.01)	(0.00)	(0.00)
Net realized gain on securities	(0.78)	(0.72)	(0.05)	–	–	(1.76)	(0.68)	–	–	–

Total distributions	(1.05)	(0.95)	(0.29)	(0.27)	(0.21)	(1.76)	(0.71)	(0.01)	(0.00)	(0.00)

Net asset value at end of period	$12.38	$12.67	$12.20	$10.89	$11.05	$17.96	$17.12	$14.19	$11.63	$11.18

TOTAL RETURN(a)	6.24%	12.04%	14.93%	1.10%	20.16%	15.61%	25.69%	22.08%	4.04%	27.53%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.68%	0.69%	0.75%	0.75%	0.74%	0.83%	0.84%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.68%	0.69%	0.75%	0.75%	0.74%	0.83%	0.84%	0.86%	0.86%	0.87%
Ratio of expense reductions to average net assets	–	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.81%	1.96%	1.79%	2.16%	2.43%	(0.12)%	(0.10)%	0.21%	0.04%	0.01%
Ratio of net investment income (loss) to average net assets(c)	1.81%	1.96%	1.79%	2.16%	2.43%	(0.12)%	(0.10)%	0.20%	0.02%	(0.01)%
Portfolio turnover rate	131%	99%	119%	115%	133%	30%	34%	32%	25%	38%
Number of shares outstanding at end of period (000’s)	14,473	13,917	13,421	13,302	13,129	36,354	35,957	34,888	34,789	39,707
Net assets at end of period (000’s)	$179,126	$176,344	$163,788	$144,854	$145,049	$652,819	$615,447	$495,226	$404,646	$444,092

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

303

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Broad Cap Value Income Fund					Capital Conservation Fund
	Year Ended May 31,					Year Ended May 31,
	2015	2014	2013	2012	2011	2015	2014	2013	2012	2011

PER SHARE DATA
Net asset value at beginning of period	$15.19	$13.02	$10.02	$10.72	$8.69	$9.84	$10.01	$10.11	$9.77	$9.38

Income (loss) from investment operations:
Net investment income (loss)(d)	0.21	0.31	0.22	0.20	0.15	0.17	0.19	0.18	0.27	0.32
Net realized and unrealized gain (loss) on investments and foreign currencies	1.38	2.06	2.85	(0.73)	2.04	0.10	0.07	(0.05)	0.38	0.38

Total income (loss) from investment operations	1.59	2.37	3.07	(0.53)	2.19	0.27	0.26	0.13	0.65	0.70

Distributions from:
Net investment income	(0.26)	(0.20)	(0.07)	(0.17)	(0.16)	(0.19)	(0.29)	(0.23)	(0.31)	(0.31)
Net realized gain on securities	(0.49)	–	–	–	–	–	(0.14)	–	–	–

Total distributions	(0.75)	(0.20)	(0.07)	(0.17)	(0.16)	(0.19)	(0.43)	(0.23)	(0.31)	(0.31)

Net asset value at end of period	$16.03	$15.19	$13.02	$10.02	$10.72	$9.92	$9.84	$10.01	$10.11	$9.77

TOTAL RETURN(a)	10.70%	18.24%	30.82%	(4.87)%	25.42%	2.76%	2.73%	1.28%	6.81%	7.56%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85%	0.85%	0.85%	0.85%	0.85%	0.63%	0.64%	0.66%	0.66%	0.67%
Ratio of expenses to average net assets(c)	0.92%	0.95%	1.01%	1.06%	1.15%	0.63%	0.64%	0.66%	0.66%	0.67%
Ratio of expense reductions to average net assets	0.00%	0.01%	0.01%	0.01%	0.01%	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.33%	2.14%	1.96%	1.97%	1.60%	1.72%	1.95%	1.73%	2.79%	3.37%
Ratio of net investment income (loss) to average net assets(c)	1.26%	2.04%	1.80%	1.76%	1.30%	1.72%	1.95%	1.73%	2.79%	3.37%
Portfolio turnover rate	23%	27%	34%	18%	21%	193%	129%	149%	141%	164%
Number of shares outstanding at end of period (000’s)	3,906	3,533	3,217	2,841	2,708	25,822	19,965	22,968	23,049	14,599
Net assets at end of period (000’s)	$62,619	$53,675	$41,901	$28,476	$29,023	$256,043	$196,550	$230,018	$232,990	$142,652

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

304

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Core Equity Fund					Dividend Value Fund
	Year Ended May 31,					Year Ended May 31,
	2015	2014	2013	2012	2011	2015	2014	2013	2012	2011

PER SHARE DATA
Net asset value at beginning of period	$18.63	$15.61	$12.27	$13.44	$10.77	$13.23	$11.62	$9.33	$9.31	$7.45

Income (loss) from investment operations:
Net investment income (loss)(d)	0.19	0.16	0.19	0.18	0.13	0.28	0.28	0.27	0.23	0.21
Net realized and unrealized gain (loss) on investments and foreign currencies	1.74	3.07	3.36	(1.21)	2.69	0.85	1.59	2.17	(0.08)	1.75

Total income (loss) from investment operations	1.93	3.23	3.55	(1.03)	2.82	1.13	1.87	2.44	0.15	1.96

Distributions from:
Net investment income	(0.18)	(0.21)	(0.21)	(0.14)	(0.15)	(0.28)	(0.26)	(0.15)	(0.13)	(0.10)
Net realized gain on securities	–	–	–	–	–	(0.85)	–	–	–	–

Total distributions	(0.18)	(0.21)	(0.21)	(0.14)	(0.15)	(1.13)	(0.26)	(0.15)	(0.13)	(0.10)

Net asset value at end of period	$20.38	$18.63	$15.61	$12.27	$13.44	$13.23	$13.23	$11.62	$9.33	$9.31

TOTAL RETURN(a)	10.41%	20.78%	29.19%	(7.63)%	26.32%	8.69%	16.22%	26.34%	1.62%	26.50%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.80%	0.80%	0.80%	0.80%	0.80%	0.82%	0.82%	0.82%	0.82%	0.82%
Ratio of expenses to average net assets(c)	0.92%	0.93%	0.95%	0.94%	0.94%	0.82%	0.83%	0.86%	0.89%	0.96%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.00%	0.01%	–	0.00%	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.94%	0.95%	1.38%	1.48%	1.07%	2.06%	2.20%	2.62%	2.58%	2.58%
Ratio of net investment income (loss) to average net assets(c)	0.82%	0.82%	1.23%	1.34%	0.93%	2.05%	2.19%	2.58%	2.52%	2.44%
Portfolio turnover rate	40%	39%	72%	81%	103%	35%	37%	27%	12%	70%
Number of shares outstanding at end of period (000’s)	13,047	14,433	15,531	17,200	18,743	48,504	46,936	48,835	37,111	20,559
Net assets at end of period (000’s)	$265,955	$268,866	$242,367	$210,989	$251,962	$641,719	$621,033	$567,499	$346,432	$191,319

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

305

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Dynamic Allocation Fund				Emerging Economies Fund
	Year Ended May 31,		December 19, 2012* to May 31, 2013		Year Ended May 31,
	2015	2014			2015	2014	2013	2012	2011

PER SHARE DATA
Net asset value at beginning of period	$11.93	$10.87	$10.00		$8.12	$8.09	$7.09	$8.53	$6.88

Income (loss) from investment operations:
Net investment income (loss)(d)	0.16	0.18	(0.00)		0.18	0.17	0.13	0.11	0.09
Net realized and unrealized gain (loss) on investments and foreign currencies	0.32	0.92	0.87		(0.30)	(0.02)	0.92	(1.47)	1.70

Total income (loss) from investment operations	0.48	1.10	0.87		(0.12)	0.15	1.05	(1.36)	1.79

Distributions from:
Net investment income	(0.17)	–	–		(0.16)	(0.12)	(0.05)	(0.08)	(0.14)
Net realized gain on securities	(0.20)	(0.04)	–		–	–	–	–	–

Total distributions	(0.37)	(0.04)	–		(0.16)	(0.12)	(0.05)	(0.08)	(0.14)

Net asset value at end of period	$12.04	$11.93	$10.87		$7.84	$8.12	$8.09	$7.09	$8.53

TOTAL RETURN(a)	4.04%	10.11%	8.70%		(1.35)%	1.97%	14.79%	(15.99)%	26.09	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.32%	0.32%	0.32	%@	0.94%	0.95%	0.98%	1.04%	1.00%
Ratio of expenses to average net assets(c)	0.32%	0.34%	0.63	%@	0.94%	0.95%	0.98%	1.04%	1.00%
Ratio of expense reductions to average net assets	–	0.00%	–		0.00%	–	0.00%	–	–
Ratio of net investment income (loss) to average net assets(b)	1.33%	1.65%	(0.04	)%@	2.23%	2.18%	1.71%	1.50%	1.09%
Ratio of net investment income (loss) to average net assets(c)	1.33%	1.63%	(0.35	)%@	2.23%	2.18%	1.71%	1.50%	1.09%
Portfolio turnover rate	31%	9%	2%		65%	55%	53%	108%	131%
Number of shares outstanding at end of period (000’s)	22,646	21,373	7,996		82,682	83,593	86,346	70,660	30,187
Net assets at end of period (000’s)	$272,705	$255,001	$86,904		$648,339	$678,406	$698,480	$501,317	$257,560

@	Annualized
*	Commencement of operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

306

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Foreign Value Fund					Global Real Estate Fund
	Year Ended May 31,					Year Ended May 31,
	2015	2014	2013	2012	2011	2015	2014	2013	2012	2011

PER SHARE DATA
Net asset value at beginning of period	$11.44	$9.61	$7.30	$10.18	$7.74	$8.58	$8.95	$7.46	$9.00	$7.44

Income (loss) from investment operations:
Net investment income (loss)(d)	0.20	0.27	0.20	0.25	0.24	0.21	0.22	0.15	0.17	0.16
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.94)	1.78	2.39	(2.89)	2.35	0.28	0.48	1.72	(0.95)	2.04

Total income (loss) from investment operations	(0.74)	2.05	2.59	(2.64)	2.59	0.49	0.70	1.87	(0.78)	2.20

Distributions from:
Net investment income	(0.26)	(0.22)	(0.28)	(0.24)	(0.15)	(0.23)	(0.49)	(0.13)	(0.29)	(0.53)
Net realized gain on securities	–	–	–	–	–	(0.24)	(0.58)	(0.25)	(0.47)	(0.11)

Total distributions	(0.26)	(0.22)	(0.28)	(0.24)	(0.15)	(0.47)	(1.07)	(0.38)	(0.76)	(0.64)

Net asset value at end of period	$10.44	$11.44	$9.61	$7.30	$10.18	$8.60	$8.58	$8.95	$7.46	$9.00

TOTAL RETURN(a)	(6.23)%	21.39%	35.97%	(26.11)%	33.69%	5.61%	8.76%	25.49%	(7.94)%	30.56%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.79%	0.80%	0.83%	0.83%	0.84%	0.85%	0.86%	0.89%	0.92%	0.92%
Ratio of expenses to average net assets(c)	0.79%	0.80%	0.83%	0.83%	0.84%	0.85%	0.86%	0.89%	0.92%	0.92%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.90%	2.53%	2.33%	2.94%	2.60%	2.46%	2.51%	1.79%	2.25%	1.88%
Ratio of net investment income (loss) to average net assets(c)	1.90%	2.53%	2.33%	2.94%	2.60%	2.46%	2.51%	1.79%	2.25%	1.88%
Portfolio turnover rate	31%	27%	23%	25%	25%	44%	41%	52%	88%	75%
Number of shares outstanding at end of period (000’s)	94,932	94,131	94,998	103,881	104,883	59,795	48,168	42,969	37,728	34,869
Net assets at end of period (000’s)	$990,964	$1,077,192	$913,025	$758,094	$1,067,577	$514,347	$413,082	$384,543	$281,639	$313,781

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

307

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Global Social Awareness Fund					Global Strategy Fund
	Year Ended May 31,					Year Ended May 31,
	2015	2014	2013	2012	2011	2015	2014	2013	2012	2011

PER SHARE DATA
Net asset value at beginning of period	$21.00	$17.38	$13.72	$15.79	$12.56	$14.12	$12.66	$10.41	$12.19	$10.07

Income (loss) from investment operations:
Net investment income (loss)(d)	0.35	0.42	0.33	0.29	0.25	0.30	0.39	0.34	0.41	0.36
Net realized and unrealized gain (loss) on investments and foreign currencies	1.20	3.49	3.61	(2.06)	3.21	(0.03)	1.53	2.65	(1.66)	2.11

Total income (loss) from investment operations	1.55	3.91	3.94	(1.77)	3.46	0.27	1.92	2.99	(1.25)	2.47

Distributions from:
Net investment income	(0.44)	(0.29)	(0.28)	(0.30)	(0.23)	(0.37)	(0.46)	(0.74)	(0.53)	(0.35)
Net realized gain on securities	–	–	–	–	–	(0.44)	–	–	–	–

Total distributions	(0.44)	(0.29)	(0.28)	(0.30)	(0.23)	(0.81)	(0.46)	(0.74)	(0.53)	(0.35)

Net asset value at end of period	$22.11	$21.00	$17.38	$13.72	$15.79	$13.58	$14.12	$12.66	$10.41	$12.19

TOTAL RETURN(a)	7.45%	22.60%	28.99%	(11.20)%	27.71%	2.14%	15.32%	29.44%	(10.28)%	24.85%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.62%	0.64%	0.68%	0.68%	0.67%	0.64%	0.64%	0.67%	0.67%	0.68%
Ratio of expenses to average net assets(c)	0.62%	0.64%	0.68%	0.68%	0.67%	0.64%	0.64%	0.67%	0.67%	0.68%
Ratio of expense reductions to average net assets	–	0.00%	0.00%	0.01%	0.01%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.63%	2.18%	2.07%	1.98%	1.74%	2.20%	2.90%	2.84%	3.65%	3.26%
Ratio of net investment income (loss) to average net assets(c)	1.63%	2.18%	2.07%	1.98%	1.74%	2.20%	2.90%	2.84%	3.65%	3.26%
Portfolio turnover rate	88%	99%	101%	102%	119%	28%	25%	23%	28%	17%
Number of shares outstanding at end of period (000’s)	19,139	20,949	17,295	17,590	18,506	37,891	39,108	36,722	42,243	44,818
Net assets at end of period (000’s)	$423,242	$439,972	$300,545	$241,281	$292,234	$514,564	$552,074	$465,060	$439,884	$546,500

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

308

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Government Securities Fund						Growth Fund
	Year Ended May 31,						Year Ended May 31,
	2015	2014	2013	2012		2011	2015	2014	2013	2012	2011

PER SHARE DATA
Net asset value at beginning of period	$10.73	$10.95	$11.34	$10.70		$10.67	$16.76	$13.93	$11.67	$11.85	$9.20

Income (loss) from investment operations:
Net investment income (loss)(d)	0.22	0.24	0.23	0.27		0.24	0.10	0.10	0.12	0.09	0.07
Net realized and unrealized gain (loss) on investments and foreign currencies	0.11	(0.17)	(0.28)	0.70		0.12	1.67	2.87	2.23	(0.19)	2.65

Total income (loss) from investment operations	0.33	0.07	(0.05)	0.97		0.36	1.77	2.97	2.35	(0.10)	2.72

Distributions from:
Net investment income	(0.24)	(0.25)	(0.28)	(0.33)		(0.33)	(0.11)	(0.14)	(0.09)	(0.08)	(0.07)
Net realized gain on securities	–	(0.04)	(0.06)	–		–	(2.02)	–	–	–	–

Total distributions	(0.24)	(0.29)	(0.34)	(0.33)		(0.33)	(2.13)	(0.14)	(0.09)	(0.08)	(0.07)

Net asset value at end of period	$10.82	$10.73	$10.95	$11.34		$10.70	$16.40	$16.76	$13.93	$11.67	$11.85

TOTAL RETURN(a)	3.07%	0.67%	(0.49)%	9.19	%(e)	3.45%	10.89%	21.34%	20.22%	(0.78)%	29.60%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.64%	0.65%	0.66%	0.67%		0.65%	0.80%	0.81%	0.81%	0.81%	0.81%
Ratio of expenses to average net assets(c)	0.64%	0.65%	0.66%	0.69%		0.65%	0.80%	0.81%	0.83%	0.84%	0.85%
Ratio of expense reductions to average net assets	–	–	–	–		–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.01%	2.19%	2.04%	2.51%		2.22%	0.60%	0.65%	0.95%	0.77%	0.71%
Ratio of net investment income (loss) to average net assets(c)	2.01%	2.19%	2.04%	2.49%		2.22%	0.60%	0.65%	0.93%	0.74%	0.67%
Portfolio turnover rate	7%	28%	64%	230%		353%	99%	90%	81%	87%	95%
Number of shares outstanding at end of period (000’s)	14,967	15,115	12,492	12,866		10,389	62,664	60,543	59,131	65,596	67,486
Net assets at end of period (000’s)	$161,977	$162,121	$136,786	$145,929		$111,118	$1,027,988	$1,014,642	$823,541	$765,515	$800,022

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

309

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Growth & Income Fund					Health Sciences Fund
	Year Ended May 31,					Year Ended May 31,
	2015	2014	2013	2012	2011	2015	2014	2013	2012	2011

PER SHARE DATA
Net asset value at beginning of period	$17.74	$14.78	$12.03	$12.80	$10.48	$21.10	$16.52	$12.61	$12.78	$9.07

Income (loss) from investment operations:
Net investment income (loss)(d)	0.20	0.18	0.13	0.11	0.09	(0.14)	(0.12)	(0.07)	(0.07)	0.00
Net realized and unrealized gain (loss) on investments and foreign currencies	1.94	2.91	2.74	(0.79)	2.37	9.66	5.43	4.82	0.68	3.71

Total income (loss) from investment operations	2.14	3.09	2.87	(0.68)	2.46	9.52	5.31	4.75	0.61	3.71

Distributions from:
Net investment income	(0.18)	(0.13)	(0.12)	(0.09)	(0.14)	–	–	–	(0.26)	–
Net realized gain on securities	–	–	–	–	–	(3.61)	(0.73)	(0.84)	(0.52)	–

Total distributions	(0.18)	(0.13)	(0.12)	(0.09)	(0.14)	(3.61)	(0.73)	(0.84)	(0.78)	–

Net asset value at end of period	$19.70	$17.74	$14.78	$12.03	$12.80	$27.01	$21.10	$16.52	$12.61	$12.78

TOTAL RETURN(a)	12.11%	20.97%	24.00%	(5.23)%	23.60%	47.50%	32.09%	39.14%	5.81%	40.90%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85%	0.85%	0.85%	0.85%	0.85%	1.09%	1.11%	1.15%	1.16%	1.17%
Ratio of expenses to average net assets(c)	0.90%	0.93%	0.96%	0.98%	0.96%	1.09%	1.11%	1.15%	1.16%	1.17%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.01%	0.01%	0.01%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.05%	1.10%	1.01%	0.92%	0.76%	(0.59)%	(0.59)%	(0.48)%	(0.60)%	0.01%
Ratio of net investment income (loss) to average net assets(c)	1.00%	1.02%	0.90%	0.79%	0.65%	(0.59)%	(0.59)%	(0.48)%	(0.60)%	0.01%
Portfolio turnover rate	38%	169%	299%	227%	167%	26%	59%	16%	21%	38%
Number of shares outstanding at end of period (000’s)	6,180	6,449	6,471	6,737	7,119	34,776	27,492	24,949	20,668	17,920
Net assets at end of period (000’s)	$121,742	$114,405	$95,667	$81,057	$91,114	$939,311	$580,157	$412,098	$260,654	$229,069

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

310

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Inflation Protected Fund					International Equities Index Fund
	Year Ended May 31,					Year Ended May 31,
	2015	2014	2013	2012	2011	2015	2014	2013	2012	2011

PER SHARE DATA
Net asset value at beginning of period	$11.33	$11.53	$11.79	$10.89	$10.17	$7.44	$6.47	$5.22	$6.84	$5.38

Income (loss) from investment operations:
Net investment income (loss)(d)	0.12	0.24	0.23	0.37	0.34	0.19	0.23	0.17	0.16	0.16
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.30)	(0.17)	(0.18)	0.70	0.62	(0.25)	0.92	1.25	(1.60)	1.45

Total income (loss) from investment operations	(0.18)	0.07	0.05	1.07	0.96	(0.06)	1.15	1.42	(1.44)	1.61

Distributions from:
Net investment income	(0.21)	(0.22)	(0.31)	(0.17)	(0.24)	(0.25)	(0.18)	(0.17)	(0.18)	(0.15)
Net realized gain on securities	(0.02)	(0.05)	–	–	–	–	–	–	–	–

Total distributions	(0.23)	(0.27)	(0.31)	(0.17)	(0.24)	(0.25)	(0.18)	(0.17)	(0.18)	(0.15)

Net asset value at end of period	$10.92	$11.33	$11.53	$11.79	$10.89	$7.13	$7.44	$6.47	$5.22	$6.84

TOTAL RETURN(a)	(1.57)%	0.73%	0.32%	9.93%	9.57%	(0.57)%	17.90%	27.39%	(21.18)%	30.18%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.58%	0.59%	0.60%	0.61%	0.63%	0.44%	0.46%	0.53%	0.52%	0.47%
Ratio of expenses to average net assets(c)	0.58%	0.59%	0.60%	0.61%	0.63%	0.44%	0.46%	0.53%	0.52%	0.47%
Ratio of expense reductions to average net assets	–	–	–	–	–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.12%	2.16%	1.94%	3.22%	3.30%	2.62%	3.27%	2.85%	2.78%	2.53%
Ratio of net investment income (loss) to average net assets(c)	1.12%	2.16%	1.94%	3.22%	3.30%	2.62%	3.27%	2.85%	2.78%	2.53%
Portfolio turnover rate	33%	45%	60%	52%	49%	40%	60%	51%	99%	56%
Number of shares outstanding at end of period (000’s)	44,644	41,413	38,711	35,093	31,956	151,718	157,825	154,632	132,279	150,421
Net assets at end of period (000’s)	$487,477	$469,056	$446,317	$413,818	$347,947	$1,081,174	$1,174,840	$1,000,950	$689,840	$1,028,197

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

311

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Government Bond Fund					International Growth Fund
	Year Ended May 31,					Year Ended May 31,
	2015	2014	2013	2012	2011	2015	2014	2013	2012	2011

PER SHARE DATA
Net asset value at beginning of period	$12.24	$12.12	$12.62	$12.86	$11.92	$14.14	$12.36	$9.81	$12.04	$9.04

Income (loss) from investment operations:
Net investment income (loss)(d)	0.32	0.33	0.35	0.39	0.42	0.16	0.16	0.17	0.18	0.17
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.98)	0.15	(0.06)	(0.03)	1.12	0.17	1.87	2.55	(2.22)	2.98

Total income (loss) from investment operations	(0.66)	0.48	0.29	0.36	1.54	0.33	2.03	2.72	(2.04)	3.15

Distributions from:
Net investment income	(0.29)	(0.22)	(0.45)	(0.46)	(0.60)	(0.20)	(0.25)	(0.17)	(0.19)	(0.15)
Net realized gain on securities	(0.03)	(0.14)	(0.34)	(0.14)	–	(0.09)	–	–	–	–

Total distributions	(0.32)	(0.36)	(0.79)	(0.60)	(0.60)	(0.29)	(0.25)	(0.17)	(0.19)	(0.15)

Net asset value at end of period	$11.26	$12.24	$12.12	$12.62	$12.86	$14.18	$14.14	$12.36	$9.81	$12.04

TOTAL RETURN(a)	(5.43)%	4.12%	2.03%	2.86%	13.16%	2.48%	16.48%	27.92%	(16.96)%	35.00	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.65%	0.65%	0.66%	0.67%	0.67%	1.01%	1.01%	1.01%	1.01%	1.01%
Ratio of expenses to average net assets(c)	0.65%	0.65%	0.66%	0.67%	0.67%	1.06%	1.06%	1.10%	1.11%	1.12%
Ratio of expense reductions to average net assets	–	–	–	–	–	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	2.69%	2.78%	2.75%	3.08%	3.34%	1.15%	1.22%	1.51%	1.72%	1.53%
Ratio of net investment income (loss) to average net assets(c)	2.69%	2.78%	2.75%	3.08%	3.34%	1.11%	1.17%	1.42%	1.62%	1.42%
Portfolio turnover rate	43%	42%	74%	126%	113%	44%	53%	55%	53%	67%
Number of shares outstanding at end of period (000’s)	15,220	15,459	15,235	15,494	14,721	43,817	45,685	48,797	49,532	51,294
Net assets at end of period (000’s)	$171,312	$189,241	$184,590	$195,494	$189,309	$621,387	$646,032	$603,086	$485,839	$617,720

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

312

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Large Cap Core Fund					Large Capital Growth Fund
	Year Ended May 31,					Year Ended May 31,
	2015	2014	2013	2012	2011	2015	2014	2013	2012	2011

PER SHARE DATA
Net asset value at beginning of period	$14.25	$12.85	$11.22	$12.33	$9.37	$13.97	$12.46	$11.48	$12.31	$9.73

Income (loss) from investment operations:
Net investment income (loss)(d)	0.11	0.15	0.14	0.12	0.09	0.11	0.08	0.07	0.02	0.03
Net realized and unrealized gain (loss) on investments and foreign currencies	1.84	2.40	3.10	(0.73)	2.98	1.35	2.58	1.94	(0.82)	2.59

Total income (loss) from investment operations	1.95	2.55	3.24	(0.61)	3.07	1.46	2.66	2.01	(0.80)	2.62

Distributions from:
Net investment income	(0.16)	(0.14)	(0.12)	(0.11)	(0.11)	(0.08)	(0.07)	(0.03)	(0.03)	(0.04)
Net realized gain on securities	(2.30)	(1.01)	(1.49)	(0.39)	–	(2.60)	(1.08)	(1.00)	–	–

Total distributions	(2.46)	(1.15)	(1.61)	(0.50)	(0.11)	(2.68)	(1.15)	(1.03)	(0.03)	(0.04)

Net asset value at end of period	$13.74	$14.25	$12.85	$11.22	$12.33	$12.75	$13.97	$12.46	$11.48	$12.31

TOTAL RETURN(a)	14.34%	20.28%	31.57%	(4.78)%	32.94%	11.01%	21.79%	18.63%	(6.45)%	27.01%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.83%	0.84%	0.85%	0.85%	0.85%	0.75%	0.76%	0.77%	0.78%	0.78%
Ratio of expenses to average net assets(c)	0.83%	0.84%	0.85%	0.89%	0.85%	0.75%	0.76%	0.77%	0.78%	0.78%
Ratio of expense reductions to average net assets	0.01%	0.01%	0.01%	–	0.01%	0.00%	0.00%	0.01%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	0.75%	1.09%	1.14%	1.04%	0.85%	0.83%	0.57%	0.58%	0.19%	0.25%
Ratio of net investment income (loss) to average net assets(c)	0.75%	1.09%	1.14%	0.99%	0.85%	0.83%	0.57%	0.58%	0.19%	0.25%
Portfolio turnover rate	64%	76%	64%	106%	44%	26%	137%	195%	173%	129%
Number of shares outstanding at end of period (000’s)	13,111	12,606	12,501	11,170	11,843	33,071	29,214	29,489	29,965	32,735
Net assets at end of period (000’s)	$180,201	$179,649	$160,617	$125,281	$145,975	$421,567	$408,050	$367,527	$343,971	$402,977

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

313

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Mid Cap Index Fund						Mid Cap Strategic Growth Fund
	Year Ended May 31,						Year Ended May 31,
	2015	2014	2013	2012	2011		2015	2014	2013	2012	2011

PER SHARE DATA
Net asset value at beginning of period	$27.24	$24.44	$19.74	$22.71	$17.30		$15.99	$14.16	$11.83	$13.62	$9.92

Income (loss) from investment operations:
Net investment income (loss)(d)	0.32	0.28	0.29	0.21	0.18		(0.03)	(0.01)	0.08	0.01	0.01
Net realized and unrealized gain (loss) on investments and foreign currencies	2.86	3.99	5.38	(1.74)	5.43		1.83	2.12	2.55	(1.74)	3.70

Total income (loss) from investment operations	3.18	4.27	5.67	(1.53)	5.61		1.80	2.11	2.63	(1.73)	3.71

Distributions from:
Net investment income	(0.29)	(0.31)	(0.22)	(0.26)	(0.20)		–	(0.08)	–	(0.06)	(0.01)
Net realized gain on securities	(1.61)	(1.16)	(0.75)	(1.18)	–		(2.44)	(0.20)	(0.30)	–	–

Total distributions	(1.90)	(1.47)	(0.97)	(1.44)	(0.20)		(2.44)	(0.28)	(0.30)	(0.06)	(0.01)

Net asset value at end of period	$28.52	$27.24	$24.44	$19.74	$22.71		$15.35	$15.99	$14.16	$11.83	$13.62

TOTAL RETURN(a)	11.92%	17.69%	29.61%	(6.38)%	32.54	%(e)	11.60%	14.78%	22.76%	(12.67)%	37.37%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.36%	0.36%	0.38%	0.38%	0.39%		0.81%	0.82%	0.85%	0.85%	0.84%
Ratio of expenses to average net assets(c)	0.36%	0.36%	0.38%	0.38%	0.39%		0.81%	0.82%	0.86%	0.86%	0.84%
Ratio of expense reductions to average net assets	–	–	–	–	–		0.01%	0.01%	0.01%	0.01%	0.02%
Ratio of net investment income (loss) to average net assets(b)	1.15%	1.06%	1.33%	1.02%	0.93%		(0.21)%	(0.06)%	0.63%	0.09%	0.10%
Ratio of net investment income (loss) to average net assets(c)	1.15%	1.06%	1.33%	1.02%	0.93%		(0.21)%	(0.06)%	0.62%	0.08%	0.10%
Portfolio turnover rate	13%	11%	8%	11%	18%		47%	65%	61%	62%	134%
Number of shares outstanding at end of period (000’s)	116,969	116,691	119,703	122,335	120,474		18,777	18,583	18,378	20,800	25,052
Net assets at end of period (000’s)	$3,335,644	$3,179,031	$2,925,308	$2,415,464	$2,736,232		$288,138	$297,068	$260,138	$246,037	$341,241

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

314

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Money Market I Fund							Nasdaq-100® Index Fund
	Year Ended May 31,							Year Ended May 31,
	2015		2014	2013	2012		2011	2015	2014	2013	2012	2011

PER SHARE DATA
Net asset value at beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00	$8.71	$6.98	$6.03	$6.45	$5.03

Income (loss) from investment operations:
Net investment income (loss)(d)	0.00		0.00	0.00	0.00		0.00	0.07	0.10	0.07	0.04	0.02
Net realized and unrealized gain (loss) on investments and foreign currencies	0.00		–	0.00	0.00		(0.00)	1.79	1.74	1.06	0.31	1.41

Total income (loss) from investment operations	0.00		0.00	0.00	0.00		0.00	1.86	1.84	1.13	0.35	1.43

Distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)		(0.00)	(0.09)	(0.07)	(0.03)	(0.02)	(0.01)
Net realized gain on securities	–		–	–	–		–	(0.12)	(0.04)	(0.15)	(0.75)	–

Total distributions	(0.00)		(0.00)	(0.00)	(0.00)		(0.00)	(0.21)	(0.11)	(0.18)	(0.77)	(0.01)

Net asset value at end of period	$1.00		$1.00	$1.00	$1.00		$1.00	$10.36	$8.71	$6.98	$6.03	$6.45

TOTAL RETURN(a)	0.01	%(f)	0.01%	0.01%	0.01	%(e)	0.01%	21.42%	26.44%	19.16%	6.91%	28.53%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.14%		0.16%	0.21%	0.17%		0.24%	0.53%	0.53%	0.53%	0.53%	0.53%
Ratio of expenses to average net assets(c)	0.51%		0.51%	0.52%	0.52%		0.52%	0.54%	0.57%	0.57%	0.59%	0.63%
Ratio of expense reductions to average net assets	–		–	–	–		–	–	0.00%	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.01%		0.01%	0.01%	0.01%		0.01%	0.72%	1.28%	1.06%	0.59%	0.43%
Ratio of net investment income (loss) to average net assets(c)	(0.36)%		(0.34)%	(0.30)%	(0.33)%		(0.27)%	0.71%	1.25%	1.02%	0.52%	0.33%
Portfolio turnover rate	N/A		N/A	N/A	N/A		N/A	7%	8%	5%	12%	29%
Number of shares outstanding at end of period (000’s)	343,881		367,402	378,729	409,147		474,285	31,854	29,275	29,011	27,028	19,713
Net assets at end of period (000’s)	$343,363		$366,768	$378,086	$408,487		$473,443	$330,077	$255,120	$202,595	$162,983	$127,160

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate.
(f)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate (See Note 3).

See Notes to Financial Statements

315

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Science & Technology Fund					Small Cap Aggressive Growth Fund
	Year Ended May 31,					Year Ended May 31,
	2015	2014	2013	2012	2011	2015	2014	2013	2012	2011

PER SHARE DATA
Net asset value at beginning of period	$24.83	$19.19	$15.84	$17.57	$12.93	$14.12	$13.18	$10.33	$12.63	$9.84

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.03)	(0.04)	0.03	(0.01)	(0.03)	(0.06)	(0.11)	(0.07)	(0.06)	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currencies	4.70	5.71	3.32	(1.72)	4.67	4.01	2.50	3.08	(1.46)	2.85

Total income (loss) from investment operations	4.67	5.67	3.35	(1.73)	4.64	3.95	2.39	3.01	(1.52)	2.79

Distributions from:
Net investment income	–	(0.03)	–	–	(0.00)	–	–	–	–	–
Net realized gain on securities	(2.82)	–	–	–	–	(3.51)	(1.45)	(0.16)	(0.78)	–

Total distributions	(2.82)	(0.03)	–	–	(0.00)	(3.51)	(1.45)	(0.16)	(0.78)	–

Net asset value at end of period	$26.68	$24.83	$19.19	$15.84	$17.57	$14.56	$14.12	$13.18	$10.33	$12.63

TOTAL RETURN(a)	19.52%	29.55%	21.15%	(9.85)%	35.89%	30.24%	17.46%	29.43%	(11.72)%	28.35%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.98%	0.99%	1.02%	1.02%	1.02%	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets(c)	0.98%	0.99%	1.02%	1.02%	1.02%	1.01%	1.02%	1.05%	1.10%	1.05%
Ratio of expense reductions to average net assets	0.01%	0.01%	0.01%	0.01%	0.01%	–	–	–	–	0.04%
Ratio of net investment income (loss) to average net assets(b)	(0.12)%	(0.18)%	0.15%	(0.10)%	(0.22)%	(0.42)%	(0.70)%	(0.61)%	(0.59)%	(0.62)%
Ratio of net investment income (loss) to average net assets(c)	(0.12)%	(0.18)%	0.15%	(0.10)%	(0.22)%	(0.44)%	(0.72)%	(0.67)%	(0.70)%	(0.68)%
Portfolio turnover rate	101%	102%	99%	113%	111%	94%	111%	97%	169%	42%
Number of shares outstanding at end of period (000’s)	38,035	37,726	40,253	45,092	50,582	7,959	7,180	6,240	6,994	7,230
Net assets at end of period (000’s)	$1,014,902	$936,688	$772,614	$714,118	$888,918	$115,869	$101,410	$82,222	$72,224	$91,326

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

316

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Fund					Small Cap Index Fund
	Year Ended May 31,					Year Ended May 31,
	2015	2014	2013	2012	2011	2015	2014	2013	2012	2011

PER SHARE DATA
Net asset value at beginning of period	$15.00	$13.46	$10.33	$11.22	$8.31	$20.40	$18.13	$14.03	$15.60	$12.15

Income (loss) from investment operations:
Net investment income (loss)(d)	0.02	0.00	0.04	0.00	0.01	0.24	0.21	0.24	0.18	0.13
Net realized and unrealized gain (loss) on investments and foreign currencies	1.55	2.31	3.10	(0.88)	2.92	1.99	2.80	4.06	(1.61)	3.44

Total income (loss) from investment operations	1.57	2.31	3.14	(0.88)	2.93	2.23	3.01	4.30	(1.43)	3.57

Distributions from:
Net investment income	–	(0.05)	(0.01)	(0.01)	(0.02)	(0.23)	(0.26)	(0.20)	(0.14)	(0.12)
Net realized gain on securities	(2.39)	(0.72)	–	–	–	(1.17)	(0.48)	–	–	–

Total distributions	(2.39)	(0.77)	(0.01)	(0.01)	(0.02)	(1.40)	(0.74)	(0.20)	(0.14)	(0.12)

Net asset value at end of period	$14.18	$15.00	$13.46	$10.33	$11.22	$21.23	$20.40	$18.13	$14.03	$15.60

TOTAL RETURN(a)	11.10%	17.13%	30.40%	(7.81)%	35.24%	11.23%	16.64%	30.91%	(9.13)%	29.44%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.93%	0.93%	0.93%	0.93%	0.93%	0.40%	0.40%	0.44%	0.44%	0.44%
Ratio of expenses to average net assets(c)	1.00%	1.01%	1.04%	1.05%	1.05%	0.40%	0.40%	0.44%	0.44%	0.44%
Ratio of expense reductions to average net assets	0.01%	0.00%	0.01%	0.01%	0.01%	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.15%	0.01%	0.35%	0.01%	0.05%	1.15%	1.03%	1.51%	1.26%	0.95%
Ratio of net investment income (loss) to average net assets(c)	0.08%	(0.07)%	0.24%	(0.11)%	(0.07)%	1.15%	1.03%	1.51%	1.26%	0.95%
Portfolio turnover rate	32%	32%	27%	39%	38%	14%	13%	12%	14%	13%
Number of shares outstanding at end of period (000’s)	24,990	24,251	26,071	28,964	31,857	52,734	54,260	54,297	57,427	62,750
Net assets at end of period (000’s)	$354,294	$363,807	$350,845	$299,145	$357,571	$1,119,463	$1,106,865	$984,357	$805,784	$978,592

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursements, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

317

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Special Values Fund					Small-Mid Growth Fund
	Year Ended May 31,					Year Ended May 31,
	2015	2014	2013	2012	2011	2015	2014	2013	2012	2011

PER SHARE DATA
Net asset value at beginning of period	$13.87	$11.32	$8.99	$9.67	$8.08	$14.54	$12.67	$10.56	$11.72	$8.54

Income (loss) from investment operations:
Net investment income (loss)(d)	0.18	0.12	0.07	0.05	0.06	(0.06)	(0.07)	0.00	(0.05)	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.92	2.53	2.32	(0.66)	1.59	2.72	2.45	2.11	(1.11)	3.24

Total income (loss) from investment operations	1.10	2.65	2.39	(0.61)	1.65	2.66	2.38	2.11	(1.16)	3.18

Distributions from:
Net investment income	(0.14)	(0.10)	(0.06)	(0.07)	(0.06)	–	(0.01)	–	–	(0.00)
Net realized gain on securities	(1.09)	–	–	–	–	(3.63)	(0.50)	–	–	–

Total distributions	(1.23)	(0.10)	(0.06)	(0.07)	(0.06)	(3.63)	(0.51)	–	–	(0.00)

Net asset value at end of period	$13.74	$13.87	$11.32	$8.99	$9.67	$13.57	$14.54	$12.67	$10.56	$11.72

TOTAL RETURN(a)	8.16%	23.43%	26.67%	(6.27)%	20.40%	19.75%	18.77%	19.98%	(9.90)%	37.24%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.87%	0.88%	0.90%	0.90%	0.90%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets(c)	0.87%	0.88%	0.92%	0.93%	0.92%	1.00%	1.03%	1.05%	1.06%	1.15%
Ratio of expense reductions to average net assets	0.01%	0.00%	0.01%	0.01%	0.01%	0.01%	0.00%	0.01%	0.02%	0.02%
Ratio of net investment income (loss) to average net assets(b)	1.23%	0.89%	0.74%	0.59%	0.65%	(0.41)%	(0.50)%	0.03%	(0.52)%	(0.61)%
Ratio of net investment income (loss) to average net assets(c)	1.23%	0.89%	0.72%	0.57%	0.63%	(0.41)%	(0.52)%	(0.02)%	(0.58)%	(0.76)%
Portfolio turnover rate	52%	65%	58%	60%	41%	55%	148%	107%	120%	155%
Number of shares outstanding at end of period (000’s)	17,394	17,993	19,976	20,167	23,569	9,713	8,584	8,625	9,581	10,329
Net assets at end of period (000’s)	$238,986	$249,579	$226,140	$181,376	$227,951	$131,771	$124,839	$109,283	$101,132	$121,033

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

318

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Stock Index Fund					Value Fund
	Year Ended May 31,					Year Ended May 31,
	2015	2014	2013	2012	2011	2015	2014	2013	2012	2011

PER SHARE DATA
Net asset value at beginning of period	$34.65	$30.07	$24.50	$26.71	$21.93	$14.18	$12.40	$9.63	$10.28	$8.28

Income (loss) from investment operations:
Net investment income (loss)(d)	0.62	0.55	0.53	0.45	0.41	0.21	0.19	0.20	0.18	0.10
Net realized and unrealized gain (loss) on investments and foreign currencies	3.29	5.38	5.91	(0.76)	5.12	1.29	1.81	2.83	(0.70)	1.97

Total income (loss) from investment operations	3.91	5.93	6.44	(0.31)	5.53	1.50	2.00	3.03	(0.52)	2.07

Distributions from:
Net investment income	(0.60)	(0.56)	(0.46)	(0.46)	(0.43)	(0.22)	(0.22)	(0.26)	(0.13)	(0.07)
Net realized gain on securities	(1.36)	(0.79)	(0.41)	(1.44)	(0.32)	–	–	–	–	–

Total distributions	(1.96)	(1.35)	(0.87)	(1.90)	(0.75)	(0.22)	(0.22)	(0.26)	(0.13)	(0.07)

Net asset value at end of period	$36.60	$34.65	$30.07	$24.50	$26.71	$15.46	$14.18	$12.40	$9.63	$10.28

TOTAL RETURN(a)	11.41%	20.01%	26.86%	(0.76)%	25.55%	10.65%	16.26%	31.97%	(5.00)%	25.03%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.34%	0.35%	0.36%	0.37%	0.38%	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.34%	0.35%	0.36%	0.37%	0.38%	0.93%	0.93%	0.95%	0.97%	0.93%
Ratio of expense reductions to average net assets	–	–	–	–	–	0.00%	0.00%	0.00%	0.00%	–
Ratio of net investment income (loss) to average net assets(b)	1.68%	1.71%	1.94%	1.83%	1.70%	1.33%	1.46%	1.87%	1.87%	1.10%
Ratio of net investment income (loss) to average net assets(c)	1.68%	1.71%	1.94%	1.83%	1.70%	1.25%	1.38%	1.77%	1.75%	1.02%
Portfolio turnover rate	3%	4%	3%	3%	11%	16%	16%	23%	13%	157%
Number of shares outstanding at end of period (000’s)	123,499	129,109	132,191	138,507	132,974	7,559	8,595	8,978	10,469	14,825
Net assets at end of period (000’s)	$4,519,626	$4,473,003	$3,974,531	$3,393,666	$3,551,607	$116,875	$121,864	$111,303	$100,820	$152,457

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

319

VALIC Company I

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of VALIC Company I:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the thirty-four funds constituting VALIC Company I (the “Series”) at May 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2015 by correspondence with the custodian, transfer agent, and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion expressed above.

PricewaterhouseCoopers

Houston, Texas

July 28, 2015

320

VALIC Company I

DIRECTOR AND OFFICER INFORMATION — May 31, 2015 (unaudited)

Name, Age and Address at May 31, 2015*	Position Held With VALIC Complex	Term of Office and Length of Time Served(4)	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Director(2)	Other Directorships Held by Director(3)
Independent Directors
Thomas J. Brown Age: 69	Director	2005- Present	Retired, Chief Compliance Officer & Chief Financial Officer, American General Asset Management, an investment adviser (since 2006).	49	Trustee, Virtus Series Fund (2011-Present).
Dr. Judith L. Craven Age: 69	Director	1998- Present	Retired	77

Director, A.G. Belo Corporation, a media company (1992-2013); Director, SYSCO Corporation, a food marketing and distribution company (1996-Present); Director, Luby’s Restaurant (1998-Present); Director, Hilton Hotel — Downtown Houston (1998-2011).

William F. Devin Age: 76	Chairman and Director(5)	2001- Present	Retired, Executive Vice President, Fidelity Management Resources, a broker-dealer (since 1996).	77	Director, Boston Options Exchange (2001-2011)
Dr. Timothy J. Ebner Age: 65	Director	1998- Present	Professor and Head, Department of Neuroscience Medical School (1980-Present), and Visscher Chair of Physiology, University of Minnesota (1999-2013); and Scientific Director, Society for Research on the Cerebellum (2008-Present); President, Association of Medical School Neuroscience Department Chairpersons (2011-2014).	49	Trustee, Minnesota Medical Foundation (2003-2013).
Judge Gustavo E. Gonzales, Jr. Age: 74	Director	1998- Present	Semi-Retired Attorney At Law, Criminal Defense and General Practice (2004-2014). Retired Municipal Court Judge, Dallas, TX (since 2004).	49	None.
Kenneth J. Lavery Age: 65	Director	2001- Present	Retired, Vice President, Massachusetts Capital Resources Co. (1982-2012).	49	None.
Dr. John E. Maupin, Jr. Age: 68	Director	1998- Present	Retired, President, Morehouse School of Medicine, Atlanta, Georgia (2006-2014).	49

Director, LifePoint Hospitals, Inc., hospital management (1999-Present); Director, HealthSouth, Corporation, rehabilitation health care services (2004-Present); Director, Regions Financials Inc., bank holding company (2007-Present).

Interested Directors
Peter A. Harbeck(1) Age: 61	Director	2001- Present	President, CEO and Director, SAAMCo (1995-Present); Director, AIG Capital Services, Inc. (“ACS”) (1993-Present); Chairman, President and CEO, Advisor Group, Inc. (2004-Present)	137	None.
Officers
John T. Genoy Age: 46	President and Principal Executive Officer	2014- Present	Chief Financial Officer (2002-Present), Senior Vice President, (2003-Present) and Chief Operating Officer, SAAMCo (2006-Present).	N/A	N/A

321

VALIC Company I

DIRECTOR AND OFFICER INFORMATION — May 31, 2015 (unaudited) — (continued)

Name, Age and Address at May 31, 2015*	Position Held With VALIC Complex	Term of Office and Length of Time Served(4)	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Director(2)	Other Directorships Held by Director(3)
Officers
John Packs Age: 59	Vice President and Senior Investment Officer	2001- Present	Senior Investment Officer, VALIC (2001-Present); Senior Vice President, SAAMCo (2008-Present).	N/A	N/A
Gregory R. Kingston Age: 49	Treasurer and Principal Financial Officer	2000- Present	Vice President (2001-2014) and Head of Mutual Fund Administration (2014-Present), SAAMCo.	N/A	N/A
Nori L. Gabert Age: 61	Vice President, Chief Legal Officer and Secretary	2000- Present	Vice President and Deputy General Counsel, SAAMCo (2005-Present).	N/A	N/A
Gregory N. Bressler Age: 48	Vice President	2005- Present	Senior Vice President, General Counsel (2005-Present) and Assistant Secretary (2013-Present), SAAMCo.	N/A	N/A
Katherine Stoner Age: 58	Vice President and Chief Compliance Officer	2011- Present	Vice President, SAAMCo (May 2011-Present); Vice President, The Variable Annuity Life Insurance Company (“VALIC”) and Western National Life Insurance Company (“WNL”) (2006-2011); Deputy General Counsel and Secretary, VALIC and WNL (2007-2011); Vice President, VALIC Financial Advisors, Inc. and VALIC Retirement Services Company (2010-2011).	N/A	Director, American General Distributors, Inc. (2006-2011)
Matthew J. Hackethal Age: 43	Anti-Money Laundering (“AML”) Compliance Officer	2007- Present	Chief Compliance Officer (2007-Present) and Vice President (2011-Present), SAAMCo; AML Compliance Officer, SunAmerica Fund Complex (2006-Present).	N/A	N/A
Thomas M. Ward Age: 48	Vice President	2008- Present	Vice President (2009-Present), VALIC and VALIC Financial Advisors, Inc.	N/A	N/A
Kathleen Fuentes Age: 45	Vice President and Assistant Secretary	2015- Present	Vice President and Deputy General Counsel, SAAMCo (2006-Present).	N/A	N/A
Shawn Parry Age: 42	Vice President and Assistant Treasurer	2014- Present	Vice President (2014-Present) and Assistant Vice President (2005-2014), SAAMCo; and Product Manager (2009-2010), Invesco Advisers, Inc.	N/A	N/A
Donna McManus Age: 54	Vice President and Assistant Treasurer	2014- Present	Vice President, SAAMCo (2014-Present); Managing Director, BNY Mellon (2009-2014).	N/A	N/A
*	The business address for each Director and Officer is, 2929 Allen Parkway, Houston, TX, 77019.
(1)	Interested Director, as defined within the Investment Company Act of 1940 (the “1940 Act”), because of current employment with SunAmerica, an affiliated company with VALIC.
(2)	The “Fund Complex” consists of all registered investment company portfolios for which VALIC or an affiliated person of VALIC serves as investment adviser or administrator. The “Fund Complex” includes the SunAmerica Speciality Series (7 funds), SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Money Market Funds, Inc. (1 fund), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (6 portfolios), Anchor Series Trust (8 portfolios), Seasons Series Trust (20 portfolios), SunAmerica Series Trust (40 portfolios), VALIC Company I (34 funds) and VALIC Company II (15 funds).
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “public companies”) or other investment companies registered under the 1940 Act.
(4)	Directors serve until their successors are duly elected and qualified.
(5)	Effective July 27, 2005, Mr. Devin became Chairman of the Board.

Additional Information concerning the Directors and Officers is contained in the Statement of Additional Information and is available without charge by calling 1-800-448-2542.

322

VALIC Company I

SHAREHOLDER TAX INFORMATION (unaudited)

Certain tax information regarding the VALIC Company I Series is required to be provided to the shareholders based upon each Fund’s income and distributions for the year ended May 31, 2015.

During the year ended May 31, 2015 the Funds paid the following long-term capital gains dividends along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

Fund	Net Long-term Capital Gains	Foreign Tax Credit*	Foreign Source Income	Qualifying % for the 70% Dividends Received Deduction
Asset Allocation	$6,682,112	$—	$—	21.16%
Blue Chip Growth	55,612,748	—	—	100.00
Broad Cap Value Income	1,884,876	—	—	80.84
Capital Conservation	—	—	—	—
Core Equity	—	—	—	100.00
Dividend Value	40,820,403	—	—	100.00
Dynamic Allocation*	3,974,614	44,848	662,396	29.86
Emerging Economies*	—	1,965,012	21,155,427	0.38
Foreign Value*	—	1,181,838	16,133,909	0.30
Global Real Estate*	12,441,383	452,948	7,182,184	—
Global Social Awareness	—	—	—	35.57
Global Strategy*	15,854,531	225,914	10,587,832	12.87
Government Securities	—	—	—	—
Growth	99,547,956	—	—	55.80
Growth & Income	—	—	—	100.00
Health Sciences	98,998,177	—	—	30.55
Inflation Protected	266,190	—	—	1.66
International Equities Index*	—	1,246,879	26,243,392	—
International Government Bond	191,029	—	—	—
International Growth*	3,866,978	519,167	10,260,870	—
Large Cap Core	22,702,040	—	—	47.10
Large Capital Growth	30,511,749	—	—	7.90
Mid Cap Index	172,320,161	—	—	70.11
Mid Cap Strategic Growth	33,126,009	—	—	16.88
Money Market I	—	—	—	—
Nasdaq-100 Index®	2,745,558	—	—	75.72
Science & Technology	90,286,968	—	—	46.99
Small Cap Aggressive Growth	15,241,078	—	—	2.95
Small Cap	48,613,828	—	—	52.91
Small Cap Index	55,590,870	—	—	51.55
Small Cap Special Values	17,856,384	—	—	100.00
Small-Mid Growth	15,480,820	—	—	4.07
Stock Index	157,065,909	—	—	97.07
Value	—	—	—	100.00

*	The Funds make an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid to shareholders.

323

VALIC Company I

COMPARISONS: FUNDS VS. INDEXES (unaudited)

In the following pages, we have included graphs that compare the Fund’s performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in each Fund versus the same $10,000 investment in comparable market indices. Descriptions of these market indices are provided below the individual graphs. It is important to note that the VC I Funds are professionally managed mutual funds while the indices are not available for investment and are unmanaged.

Please note that the graphs and tables that accompany the following investment comments include all fund expenses, but do not reflect the charges imposed by the variable annuity contract or variable life insurance policy (collectively, the “Contracts”), qualifying employer-sponsored retirement plan (the “Plans”), or Individual Retirement Accounts (“IRAs”). All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

324

VALIC Company I Asset Allocation Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Pinebridge Investments, LLC

The Asset Allocation Fund posted a return of 6.24% for the twelve-month period ending May 31, 2015, compared to a return of 11.81% for the S&P 500® Index, 3.03% for the Barclays U.S. Aggregate Bond Index, 0.02% for the Citi Treasury Bill 3 Month Index, and 7.58% for the Blended Index.

The Fund consists of four equity components (Index, Growth, Value, and Research Enhanced), a fixed income component, and a cash component. Overall, the underperformance from manager selection outweighed the positive asset allocation. The top performing component over the past twelve months was Growth Equity, which beat the S&P 500® Index return of 11.81% over that period. Research Enhanced Equity’s return also exceeded that of the S&P 500® Index. Lagging the S&P 500® Index’s return were the Value Equity portfolio and the Index Equity portfolio. The Fixed Income component underperformed the Barclays U.S. Aggregate Bond Index over the past twelve months.

Benchmark allocations are: 55% equity, 35% fixed income, and 10% cash. The twelve month period began with an equity overweight of 16%, which trended downward throughout the year, and ended with a 6% equity overweight. The fund had a fixed income underweight of 6% at the beginning of the period, and trended higher over the twelve months, finishing with a 3% overweight.

For the year ended May 31, 2015, the Asset Allocation Fund returned 6.24% compared to 11.81% for the S&P 500® Index, 3.03% for the Barclays U.S. Aggregate Bond Index, 0.02% for the Citi Treasury Bill 3 Month Index and 7.58% for the Blended Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Blended Index consists of the S&P 500® Index (55%), the Barclays U.S. Aggregate Bond Index (35%), and the Citi Treasury Bill 3 Month Index (10%).

***	The Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

†	The Citi Treasury Bill 3 Month Index measures monthly performance of 90-day U.S. Treasury Bills.

Average Annual Total Returns as of May 31, 2015
1 Year	5 Years	10 Years
6.24%	10.69%	7.10%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

325

VALIC Company I Blue Chip Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with T. Rowe Price Associates, Inc.

The Blue Chip Growth Fund posted a return of 15.61% for the twelve-month period ended May 31, 2015, compared to a return of 11.81% for the S&P 500® Index.

The Blue Chip Growth Fund’s relative outperformance was driven predominantly by sector allocation. Stock selection was additive to the Fund as a whole.

The health care sector contributed the most to relative performance due to both effective stock selection and a beneficial overweight. Additionally, an underweight to the energy sector contributed to relative results. However, within the energy sector, unfavorable stock selection dampened relative returns as many names within the sector were negatively impacted by falling oil and gas prices. Effective stock selection in the materials sector also contributed to relative performance, particularly within the chemicals industry.

The top performing names in the Fund included Amazon.com, Inc., Gilead Sciences, Inc., and Valeant Pharmaceuticals International, Inc.

Conversely, the industrials and business services sectors detracted the most from relative results due to both an unfavorable overweight and adverse stock selection. While the slight overweight in the information technology sector was additive to the portfolio, on the whole, stock selection within the sector was negative and detracted from results.

The bottom performing names in the Fund included Precision Castparts Corp., Pioneer Natural Resource Co., and Wynn Resorts, Ltd.

For the year ended May 31, 2015, the Blue Chip Growth Fund returned 15.61% compared to 11.81% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

Average Annual Total Returns as of May 31, 2015
1 Year	5 Years	10 Years
15.61%	18.67%	9.66%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

326

VALIC Company I Broad Cap Value Income Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Barrow, Hanley, Mewhinney & Strauss, LLC

The Broad Cap Value Income Fund posted a return of 10.70% for the twelve-month period ending May 31, 2015, compared to a return of 9.03% for the Russell 1000® Value Index.

Stock selection in the consumer discretionary sector outperformed that of the benchmark, and an overweight in that sector increased its positive contribution to relative performance. Underweighting the poorly performing energy sector was also beneficial.

Large detractors for the period included stock selection in the energy and industrials sector. A relative overweighting within the industrials sector also hurt performance.

Top individual contributors for the year included Hanesbrands, Inc. (consumer discretionary), Omnicare, Inc. (health care), and Spirit AeroSystems Holdings, Inc. (industrials).

Among the most significant individual detractors for the period were Seadrill, Ltd. (energy), Joy Global, Inc. (industrials), and SPX Corp. (industrials).

For the year ended May 31, 2015, the Broad Cap Value Income Fund returned 10.70% compared to 9.03% for the Russell 1000® Value Index.

*	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Returns as of May 31, 2015
1 Year	5 Years	Since Inception*
10.70%	15.36%	7.53%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

327

VALIC Company I Capital Conservation Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The Capital Conservation Fund posted a return of 2.76% for the twelve-month period ended May 31, 2015, compared to a return of 3.03% for the Barclays U.S. Aggregate Bond Index.

In aggregate, sector selection had a positive effect on the relative performance of the Fund. Overweight allocations to fixed rate agency mortgage backed securities “MBS”, collateralized mortgage obligations “CMO”, asset-backed securities “ABS”, and collateralized mortgage-backed securities “CMBS” all contributed to performance. The Fund’s residual cash position and overweight allocation to corporate issuers in the financial sector also contributed to performance. An underweight to U.S. treasury securities and other government-related securities detracted from performance over the year as other fixed income sectors experienced spread widening.

Security selection was positive during the period. It was particularly strong within the fixed rate agency MBS and financial and industrial corporate credit sectors. Security selection had a negative impact within local government, treasury and non-U.S. government related securities.

The greatest individual contributors during the period were Escrow Leiner Health (5.50% due 04/04/2016), Quest Corp (6.13 due 06/01/2053) and Federal National Mortgage Association (3.00% due 04/30/2043).

The largest detractors during the period were Transocean, Ltd. (7.50% due 04/15/2031), Anadarko Finance Co. (6.45% due 09/15/2036) and Federal National Mortgage Association (5.00% due 05/01/2039).

For the year ended May 31, 2015, the Capital Conservation Fund returned 2.76% compared to 3.03% for the Barclays U.S. Aggregate Bond Index.

*	The Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

Average Annual Total Returns as of May 31, 2015
1 Year	5 Years	10 Years
2.76%	4.18%	4.09%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

328

VALIC Company I Core Equity Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with BlackRock Investment Management, LLC

The Core Equity Fund posted a return of 10.41% for the twelve-month period ending May 31, 2015, compared to a return of 11.91% for the Fund’s benchmark, the Russell 1000® Index.

At the sector level, the greatest detractor to performance was information technology. The financials sector was a second source of underperformance, with selection within multi-line insurer sector the primary detractor. The energy sector was negatively affected by the plunge in crude oil prices. The Fund is overweight energy services names, and they were especially impacted as their stock prices tend to be correlated with the price of oil.

At the stock level, the largest detractor to performance was Genworth Financial, Inc. The Fund’s positions in Halliburton Co. and Suncor Energy, Inc. also detracted. An underweight in strong-performing Apple, Inc. also hindered relative performance.

At the sector level, positive relative performance for the period was driven by health care. The Fund’s tilt toward managed-care companies was especially beneficial. Consumer staples stock selection further contributed. Also contributing to returns was selection within the industrials sector, particularly the Fund’s exposure to airlines.

At the stock level, the largest contributor to performance was Lowe’s Cos, Inc. followed by Aetna, Inc., and Centene Corp.

For the year ended May 31, 2015, the Core Equity Fund returned 10.41% compared to 11.91% for the Russell 1000® Index.

*	The Russell 1000® Index is a market capitalization-weighted benchmark index made up of the 1,000 largest U.S. stocks in the Russell 3000® Index.

Average Annual Total Returns as of May 31, 2015
1 Year	5 Years	10 Years
10.41%	14.99%	6.33%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

329

VALIC Company I Dividend Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Dividend Value Fund posted a return of 8.69% for the twelve-month period ending May 31, 2015, compared to a return of 9.03% for the Russell 1000® Value Index.

A discussion with Blackrock Investment Management, LLC — regarding their portion of the Fund (the “portfolio”)

The portfolio underperformed the benchmark index for the twelve-month period. The most significant detractor from performance during the year was a combination of stock selection and an underweight to the financials sector. In the healthcare sector, stock selection and an underweight to the strong sector were additional large detractors. Finally, a combination of stock selection and an underweight to the information technology sector detracted significantly from relative returns.

The largest contributor to relative returns against the Russell 1000® Value Index during the annual period was a combination of stock selection and an underweight position in the energy sector. Stock selection in the industrials sector also provided a strong contribution to relative returns.

The largest individual detractors from portfolio performance included Total SA, BHP Billiton, Ltd., and American Express Co. Among the largest contributors were Home Depot, Inc., Exxon Mobil Corp., and Northrop Grumman Corp..

A discussion with SunAmerica Asset Management, LLC — regarding their portion of the Fund (the “portfolio”)

The portfolio outperformed the benchmark index for the twelve-month period. The primary driver of outperformance during the year was stock selection, particularly among the consumer staples and materials sectors. An overweight allocation to the information technology sector and an energy sector underweight were additional significant contributors.

Zero exposure to the financial sector and an underweight in the healthcare sector were large detractors. Additionally, stock selection in the consumer discretionary and healthcare sectors negatively impacted results.

In terms of individual holdings, Kraft Foods Group, Inc., Staples, Inc., and Reynolds American, Inc. were the top contributors to performance on a relative basis. Positions in Mattel, Inc., HollyFrontier Corp., and Coach, Inc. were the largest individual detractors.

For the year ended May 31, 2015, the Dividend Value Fund returned 8.69% compared to 9.03% for the Russell 1000® Value Index.

*	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forcasted growth values.

Average Annual Total Returns as of May 31, 2015
1 Year	5 Years	10 Years
8.69%	15.46%	6.60%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

330

VALIC Company I Dynamic Allocation Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Dynamic Allocation Fund posted a return of 4.04% for the twelve-month period ending May 31, 2015, compared to a return of 11.81% for the S&P 500® Index, 3.03% for the Barclays Capital U.S. Aggregate Bond Index, and 8.34% for the blended benchmark.

The Fund consists of two components: A fund-of funds component representing a combination of VALIC Company I and VALIC Company II Funds, and an overlay component which invests in cash, treasuries and futures, to manage the Fund’s net equity exposure.

For the fiscal period, the fund-of funds component and the overlay component underperformed the blended benchmark.

A discussion with AllianceBernstein L.P. — regarding their portion of the Fund (the “portfolio”)

During the period, approximately 80% of the portfolio’s assets were in a U.S. Treasury portfolio benchmarked to the Barclay’s Capital U.S. Treasury 7-10 Year Index. The U.S. Treasury portfolio performance was consistent with that index. The process to manage the portfolio’s net equity exposure utilizing futures detracted from performance versus the benchmark. Investments in options contracts were incorporated in November. Because the options strategy is designed to protect against market declines, the impact has been modestly negative.

A discussion with SunAmerica Asset Management, LLC — regarding their portion of the Fund (the “portfolio”)

In the fund-of-funds component, leading detractors from performance included the VC I Foreign Value Fund, VC I International Government Bond Fund, and VC I Emerging Economies Fund.

The portfolio benefited the most from holdings in the VC I Stock Index Fund, VC I Blue Chip Growth Fund, and VC I Large Cap Core Fund.

For the year ended May 31, 2015, the Dynamic Allocation Fund returned 4.04% compared to 11.81% for the S&P 500® Index, 3.03% for the Barclays U.S. Aggregate Bond Index and 8.34% for the Blended Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Blended Index consists of the S&P 500® Index (60%) and the Barclays U.S. Aggregate Bond Index (40%).

***	The Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

Average Annual Total Returns as of May 31, 2015
1 Year	Since Inception*
4.04%	9.37%
*	Inception date of Fund: December 19, 2012

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

331

VALIC Company I Emerging Economies Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with J.P. Morgan Investment Management, Inc.

The Emerging Economies Fund posted a return of -1.35% for the twelve-month period ending May 31, 2015, compared to a return of -0.01% for the MSCI Emerging Markets Index (net).

Security selection in the Fund detracted from relative returns over the one-year period. Security selection in Brazil, Thailand and South Africa were the main detractors, while stock selection in Turkey and Taiwan were positive contributors to relative returns. On the positive side, country allocation added to performance. An overweight in China was a large contributor to performance. A zero weight to Malaysia and underweighting Mexico also provided large contributions to relative performance.

At the stock level, an underweight to Tencent Holdings, Ltd. (China) was the leading detractor from performance over the prior year. Holdings in poor-performing Kroton Educacional SA (Brazil) and Sberbank of Russia, and not owning Ping An Insurance (Group) Company of China resulted in additional large detractions from performance.

The holding in NetEase, Inc. (China) was the top contributor to relative performance. Other large contributors included Huadian Power International Corp., Ltd. (China) and underweighting Petroleo Brasileiro SA (Brazil).

For the year ended May 31, 2015, the Emerging Economies Fund returned -1.35% compared to -0.01% for the MSCI Emerging Markets Index (net).

*	MSCI Emerging Markets Index (net) captures large and mid-cap representation across 23 emerging market countries. The index covers approximately 85% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Average Annual Total Returns as of May 31, 2015
1 Year	5 Years	Since Inception*
-1.35%	4.17%	0.56%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

332

VALIC Company I Foreign Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Templeton Global Advisors, Ltd.

The Foreign Value Fund posted a return of -6.23% for the twelve-month period ending May 31, 2015, compared to a return of -0.48% for the MSCI EAFE Index (net).

Overall, underperformance was attributable to stock selection, primarily in the industrials, consumer staples, and energy sectors. In addition, a large part of the Fund’s absolute and relative weakness was attributable to a significant overweight position in energy.

Turning to contributors, an overweight to the technology sector proved to be a large boost to relative performance. Also, stock selection in the telecommunication services and utilities sectors made strong contributions to relative performance.

From a regional standpoint, the Fund’s Canadian holdings significantly detracted from absolute and relative performance. Stock selection in Europe (primarily Euro-dominated countries) and in Asia were additional larger drags on performance. In Asia, however, the Fund benefited from a large overweighted position in the strong Chinese market, although an underweighting in Japan notably detracted. Strong contributions to performance also came from stock selection and an underweight to Australia.

Among individual performers, some of the largest detractors were Trican Well Service, Ltd. (Canada), Hana Financial Group, Inc. (Korea), and Tesco PLC (United Kingdom). Sizeable contributions to performance came from China Life Insurance Co., Ltd., Shanghai Pharmaceuticals Holding, Co., Ltd. (China), and China Telecom Corp., Ltd.

For the year ended May 31, 2015, the Foreign Value Fund returned -6.23% compared to -0.48% for the MSCI EAFE Index (net).

*	The MSCI EAFE Index (Europe, Australasia, Far East) (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index (net) consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Average Annual Total Returns as of May 31, 2015
1 Year	5 Years	Since Inception*
-6.23%	8.97%	4.51%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

333

VALIC Company I Global Real Estate Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Global Real Estate Fund posted a return of 5.61% for the twelve-month period ended May 31, 2015, compared to a return of 5.89% for the FTSE EPRA/NAREIT Developed Index.

A discussion with Invesco Advisers, Inc. — regarding their portion of the Fund (the “portfolio”)

The portfolio performed in-line with the U.S. portion of the FTSE EPRA/NAREIT Developed Index during this period. Stock selection was positive while market allocation was negative. Sources of positive relative contribution included security selection in free-standing retail, lodging/resorts and health care REITs. Underweight exposure in free-standing retail and health care REITs was also beneficial to relative performance. Exposure to infrastructure and timber REITs, which the index lacks, detracted from relative performance. Security selection and underweight in regional malls, as well as security selection and overweight in the industrial sector, were also detrimental to relative performance.

The portfolio outperformed the FTSE EPRA/NAREIT Developed Index. The top performing countries in the index on an absolute basis were Israel and Hong Kong, while the U.S. outperformed on a relative basis.

The top individual contributors were AvalonBay Communities, Inc., Simon Property Group, Inc., and Essex Property Trust, Inc.

Bottom performing securities were Cousins Properties, Inc., Ventas, Inc., and Host Hotels & Resorts, Inc.

A discussion with Goldman Sachs Asset Management, L.P. — regarding their portion of the Fund (the “portfolio”)

The international real estate securities market (represented by the FTSE EPRA/NAREIT Developed Index) returned 5.89% for the one-year period ended May 31, 2015. Within the index, Israel and Hong Kong were the top absolute performers during the reporting period. Conversely, China and Canada were the weakest absolute performers during the period.

The portfolio underperformed the FTSE EPRA/NAREIT Developed Index, primarily due to not holding any U.S. securities. The portfolio did not have any holdings in the United States during the reporting period given it is an international-only portfolio.

Investments in Hong Kong and the United Kingdom contributed positively to performance. Conversely, the United States and Continental Europe were top detractors from relative returns.

On an individual security basis, Invincible Investment Corp, Hongkong Land Holdings, Ltd., and Sun Hung Kai Properties Ltd. were the top contributors.

Top individual detractors were Tokyu Fudosan Holdings Corp, Mirvac Group and Mitsubishi Estate Co., Ltd.

For the year ended May 31, 2015, the Global Real Estate Fund returned 5.61% compared to 5.89% for the FTSE EPRA/NAREIT Developed Index.

*	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Average Annual Total Returns as of May 31, 2015
1 Year	5 Years	Since Inception*
5.61%	11.65%	5.36%
*	Inception date of Fund: March 10, 2008

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

334

VALIC Company I Global Social Awareness Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC — (“SAAMCo”)

The Global Social Awareness Fund posted a return of 7.45% for the twelve-month period ending May 31, 2015, compared to a return of 5.70% for the MSCI World Index (net).

SAAMCo assumed management of the Fund on June 16, 2014. Pinebridge Investments managed the Fund for the first two weeks of the period. The Fund’s sole strategy is to track the performance of the MSCI World Index (net) as closely as possible, while investing in socially compliant companies.

On a sector basis, health care and information technology were the strongest contributors. Conversely, the energy and materials sectors were the largest detractors.

Top individual contributors during the period include; Banco Santander SA, Hong Kong Exchanges & Clearing, Ltd., Schlumberger NV, BASF SE, and Roche Holding AG. Conversely, notable detractors included Home Depot, Inc., National Oilwell Varco, Inc., CVS Health Corp., Novartis AG, and Lowe’s Cos., Inc.

For the year ended May 31, 2015, the Global Social Awareness Fund returned 7.45% compared to 5.70% for MSCI World Index (net).

*

The MSCI World Index (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index (net) consisted of the following 23 developed market country Indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Average Annual Total Returns as of May 31, 2015
1 Year	5 Years	10 Years
7.45%	14.09%	6.13%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

335

VALIC Company I Global Strategy Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Global Strategy Fund posted a return of 2.14% for the twelve-month period ending May 31, 2015, compared to a return of 5.08% for the MSCI ACWI (net), -6.51% for the JPMorgan GBI Global Index (unhedged) and 0.36% for the Blended Index.

A discussion with Templeton Investment Counsel, LLC — regarding their portion of the Fund (the “portfolio”) (Equity)

The portfolio underperformed the benchmark MSCI ACWI (net) for the twelve-month period. From a sector perspective, stock selection detracted from relative performance. Selection in the information technology, industrials, and energy sectors were the largest detractors. On the positive side, an overweight in the health care sector made a strong contribution to performance. Stock selection in the financials and consumer staples sectors also helped relative performance.

From a geographic perspective, an underweighting in the United States was a major detractor from relative performance. In addition, an overweighting in Europe, particularly in France and the U.K., weighed on relative performance. Stock selection contributed to relative performance, led by strong selection in the United States. Additional contributions were an overweight to China and a lack of exposure to Australia.

Significant individual contributors included Actavis PLC (Ireland), China Life Insurance Co., Ltd, and CRRC (China). Larger detractors were Noble Group, Ltd. (Hong Kong), Deutsche Lufthansa AG (Germany) and Knowles Corp. (U.S.).

A discussion with Franklin Advisers, Inc. — regarding their portion of the Fund (the “portfolio”) (Fixed Income)

The portfolio outperformed the benchmark J.P. Morgan GBI Global Index for the twelve-month period. The portfolio’s fixed income benchmark index consists solely of investment-grade global government bonds, while the portfolio’s holdings include investment-grade and below investment-grade global government bonds, sovereign debt and cash. The portfolio also invests in currency-related transactions. The portfolio’s total return was influenced by various factors, including interest rate developments, currency movements and exposure to sovereign debt markets.

During the period under review, currency positions contributed to the portfolio’s outperformance versus the benchmark, while sovereign credit exposures detracted from relative results. The portfolio’s underweighted positions in the Euro and the Japanese yen were large contributors. Duration exposures in Brazil and Mexico also contributed to relative results.

The portfolio’s diversified currency exposure, through the use of foreign currency forwards contributed to relative performance during the period. The U.S. dollar was broadly stronger against its major trading partners during the period, particularly the Euro.

Overweighted currency positions in Latin America and Asia ex-Japan detracted from relative returns, as did overweighted positions in peripheral European currencies against the Euro. An additional detractor was underweighted duration exposure in the U.S.

336

VALIC Company I Global Strategy Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2015, the Global Strategy Fund returned 2.14% compared to 5.08% for the MSCI ACWI (net), -6.51% for the JPMorgan GBI Global Index (unhedged) and 0.36% for the Blended Index.

*	The MSCI ACWI (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index consisted of 46 country indices comprising 23 developed and 23 emerging market country indices. The developed market country indices included are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand and Turkey, and United Arab Emirates. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

**	The Blended Index is comprised of the JPMorgan GBI Global Index (unhedged) (40%) and the MSCI ACWI Index (net) (60%).

***	The JPMorgan GBI Global Index (unhedged) measures local currency denominated fixed rate government debt issued in 13 developed markets countries. The developed markets consist of regularly traded, fixed rate, domestic government bonds that are available to international investors. The index includes only the most liquid developed markets.

Average Annual Total Returns as of May 31, 2015
1 Year	5 Years	Since Inception*
2.14%	11.32%	8.66%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

337

VALIC Company I Government Securities Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with J.P. Morgan Investment Management, Inc.

The Government Securities Fund posted a return of 3.07% for the twelve-month period ending May 31, 2015, compared to a return of 3.01% for the Barclays U.S. Government Index.

During the period, U.S. Treasury yields flattened significantly as the markets continued to absorb aggressive stimulative efforts from the European Central Bank (ECB) and dovish actions by the U.S. Federal Open Market Committee (FOMC).

The Fund’s duration and yield curve positioning was a net negative for performance, as the Fund maintained an overweight in the belly of the curve (5-10 years), was underweight in the 20-plus year maturities, and maintained a shorter duration than the index. The Fund continues to have a yield advantage over the benchmark, which contributed to results over the period.

The Fund allocation in mortgage-backed securities and commercial mortgage-backed securities was a positive as those sectors outpaced comparable-duration U.S. Treasuries.

For the year ended May 31, 2015, the Government Securities Fund returned 3.07% compared to 3.01% for the Barclays U.S. Government Index.

*	The Barclays U.S. Government Index is a market-value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more.

Average Annual Total Returns as of May 31, 2015
1 Year	5 Years	10 Years
3.07%	3.12%	3.57%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

338

VALIC Company I Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with American Century Investment Management, Inc.

The Growth Fund posted a return of 10.89% for the twelve-month period ending May 31, 2015, compared to return of 14.73% for the Russell 1000® Growth Index.

The Fund’s relative underperformance was driven predominately by weak stock selection. Sector allocation was positive for the period.

From the sector perspective, consumer staples added the most to relative performance due to both stock selection and an overweight position. Positioning in telecommunication services, where the portfolio is underweight, was also positive.

The top performing names in the Fund included Verizon Communications, Inc., Incyte Corp., and International Business Machines Corp.

Conversely, stock selection in the consumer discretionary, information technology, and financials sectors were key sources of underperformance.

The bottom performing names included Apple, Inc., Exxon Mobil Corp., and Yelp, Inc.

For the year ended May 31, 2015, the Growth Fund returned 10.89% compared to 14.73% for the Russell 1000® Growth Index.

*	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Returns as of May 31, 2015
1 Year	5 Years	Since Inception*
10.89%	15.81%	7.18%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

339

VALIC Company I Growth & Income Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with J.P. Morgan Investment Management, Inc.

The Growth & Income Fund posted a return of 12.11% for the twelve-month period ending May 31, 2015, compared to a return of 11.81% for the S&P 500® Index.

Stock selection in the technology, retail and consumer cyclical sectors contributed to performance while stock selection in the industrial cyclical, media and pharmaceutical/medical technology sectors detracted from results.

In technology, Avago Technologies, Ltd. was a major contributor to performance. In retail, an overweight in Lowe’s Cos., Inc. added value. The position in Humana, Inc. within health services and systems had a positive impact on performance.

On the negative side, within industrial cyclicals, an overweight in Fluor Corp. hurt results, due largely to concerns that some of the company’s larger-scale projects might be delayed or cancelled as a result of lower oil prices. In the pharmaceuticals/medical technology space, an overweight in Johnson & Johnson detracted from performance. Within retail, an overweight in Ralph Lauren Corp. weighed on returns.

For the year ended May 31, 2015, the Growth & Income Fund returned 12.11% compared to 11.81% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

Average Annual Total Returns as of May 31, 2015
1 Year	5 Years	10 Years
12.11%	14.52%	6.30%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

340

VALIC Company I Health Sciences Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with T. Rowe Price Associates, Inc.

The Health Sciences Fund posted a return of 47.50% for the twelve-month period ending May 31, 2015, compared to a return of 27.22% for the S&P 500® Health Care Index.

Overall, stock selection was the main driver of relative outperformance, and industry allocation was also positive. The leading contributor to relative performance was the pharmaceuticals industry due mostly to strong stock selection. Close behind in Fund contribution was the biotechnology industry, again principally due to strong stock selection.

On the negative side, an overweight to the life sciences industry and stock selection in the services industry were the two largest detractors from relative performance.

Significant individual contributors included pharmaceuticals firms Pharmacyclics, Inc. and Valeant Pharmaceuticals International, Inc., and biotechnology firm Incyte Corp. On the negative side, products and devices companies GN Store Nord A/S and Volcano Corp., and biotechnology company Sunesis Pharmaceuticals, Inc. were among the largest detractors from overall performance.

As of May 31, 2015, the portfolio held equity options which had a minimal effect on return.

For the year ended May 31, 2015, the Health Sciences Fund returned 47.50% compared to 27.22% for the S&P 500® Health Care Index.

*

The S&P 500® Health Care Index is an unmanaged, market-capitalization weighted index consisting of healthcare companies in the S&P 500® Index and is designed to measure the performance of the healthcare sector.

Average Annual Total Returns as of May 31, 2015
1 Year	5 Years	10 Years
47.50%	32.25%	18.92%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

341

VALIC Company I Inflation Protected Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The Inflation Protected Fund posted a return of -1.57% for the twelve-month period ending May 31, 2015, compared to a return of -0.47% for the Barclays U.S. Treasury Inflation-Protected (“TIPS”) Index.

Currency had a negative impact on performance versus the benchmark due to an allocation to non-U.S. inflation protected securities. Shorter duration positioning (yield curve) also had a modest negative impact on performance.

Asset allocation/sector selection had a meaningful positive impact on portfolio performance versus the benchmark index largely through an overweight to the financial sector.

Security selection also had a positive impact on performance. Among specific securities, Government of Canada TIPS (4.25% due 12/01/2021) and Commonwealth of Australia TIPS (3.46% due 09/20/2025) were among the best performers, while Brazilian Inflation Linked Bonds (6.00% due 8/15/2014) and Genworth Holdings, Inc. hybrid floater (6.15% due 11/15/2016) were among the worst performers.

For the year ended May 31, 2015, the Inflation Protected Fund returned -1.57% compared to -0.47% for the Barclays U.S. TIPS Index.

*	The Barclays U.S. TIPS Index measures the performance of fixed-income securities with fixed-rate coupon payments that adjust for inflation, as measured by the Consumer Price Index for All Urban Consumers.

Average Annual Total Returns as of May 31, 2015
1 Year	5 Years	10 Years
-1.57%	3.68%	3.41%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

342

VALIC Company I International Equities Index Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC

The International Equities Index Fund posted a return of -0.57% for the twelve-month period ending May 31, 2015, compared to a return of -0.48% for the MSCI EAFE Index (net).

SAAMCo assumed management of the Fund on June 16, 2014. Pinebridge Investments managed the Fund for the first two weeks of the period. This index fund is a complete replication of the MSCI EAFE Index (net).

Between June 16, 2014 and May 31, 2015, the MSCI EAFE Index (net) underperformed the major U.S. market indices, returning -0.94%, while the S&P 500® Index, Russell 2000® Index, Russell Midcap® Index gained 10.87%, 8.08%, and 10.94%, respectively. Energy and materials dragged the MSCI EAFE (net) lower, returning -25.66% and -6.93%, on average, respectively. Losses were offset, however, by the healthcare and consumer discretionary companies which gained 7.30% and 6.90%, respectively.

During the period, top individual contributors on an absolute basis included Toyota Motors Corp., Novartis AG, Hong Kong Exchanges & Clearing Ltd., Novo Nordisk A/S, Class B, and Mitsubishi UFJ Financial Group, Inc. Gains were offset, however, by positions in Total SA, Banco Santander SA, Royal Dutch Shell PLC, Class A, BHP Billiton, Ltd., and, Royal Dutch Shell PLC, Class B.

The Portfolio utilized derivatives for cash management purposes during the period. The impact to portfolio performance was neutral and achieved the desired objective of minimizing the impact of cash on portfolio performance.

For the year ended May 31, 2015, the International Equities Index Fund returned -0.57% compared to -0.48% for the MSCI EAFE Index (net).

*	The MSCI EAFE Index (Europe, Australasia, Far East) (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index (net) consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Average Annual Total Returns as of May 31, 2015
1 Year	5 Years	10 Years
-0.57%	8.99%	4.83%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

343

VALIC Company I International Government Bond Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

For the year ended May 31, 2015, the International Government Bond Fund posted a return of -5.43% compared to 2.46% for the JP Morgan EMBI Global Diversified Index, -8.04% for the Citigroup WGBI Index (unhedged) and -4.98% for the Blended Index.

Overall, currency had a positive impact on performance, while security selection contributed negatively to performance over the last 12 months.

Within the currency strategy, the Fund generated positive contributions from underweight positions in the euro (EUR) and the Japanese yen (JPY). Holdings in Brazilian real (BRL), Norwegian krone (NOK) and the Polish zloty (PLN) acted as detractors from performance.

Security selection in Italy, Spain and the U.K. detracted from performance, while security selection in France and Austria contributed positively.

On an asset allocation basis, Spain was the main contributor to performance, while overweights in Venezuela and France as well as an underweight to Argentina were the main detractors.

The top three securities on an individual basis were Federal Republic of Germany Bonds (4.00% due 01/04/2037), Republic of Austria Notes (4.15% due 03/15/2037) and Government of France Bonds (4.50% due 04/25/2041).

The top three detractors on an individual security basis were Kingdom of Spain Bonds (4.25% due 10/31/2016), Republic of Italy Bonds (4.50 due 02/01/2018) and Federal Republic of Brazil Bonds (8.00% due 07/02/2021).

For the year ended May 31, 2015, the International Government Bond Fund returned -5.43% compared to 2.46% for the JP Morgan EMBI Global Diversified Index, -8.04% for the Citigroup WGBI Index (unhedged) and -4.98% for the Blended Index.

*	The Citigroup WGBI Index (unhedged) is an unmanaged index of debt securities of major foreign government bond markets.

**	The JP Morgan EMBI Global Diversified Index which tracks total returns for U.S. dollar-denominated debt instruments (Eurobonds, loans, etc) issued by emerging markets sovereign and quasi-sovereign entities. The Index is uniquely weighted and limits the weights of the countries with larger debt stocks by only including specified portions of these countries eligible current face amounts of debt outstanding.

***	The Blended Index is comprised of the Citigroup WGBI Index (unhedged) (70%) and the JPMorgan EMBI Global Diversified Index (30%).

Average Annual Total Returns as of May 31, 2015
1 Year	5 Years	10 Years
-5.43%	3.18%	4.13%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

344

VALIC Company I International Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The International Growth Fund posted a return of 2.48% for the twelve-month period ending May 31, 2015, compared to a return of -0.48% for the MSCI EAFE Index (net).

A discussion with American Century Investment Management, Inc. — regarding their portion of the Fund (the “portfolio”)

The portfolio outperformed the benchmark during the period.

Overall, the relative impact from both sector allocation and currency factors made up for the relative declines resulting from stock selection during the period. Overweight positions and stock selection in both the information technology and consumer discretionary sectors bolstered relative performance.

From a geographic perspective, stock selection in the U.K. and positioning in the Netherlands enhanced relative performance.

The top performing names included; Murata Manufacturing Co., Ltd., Shire PLC, and NXP Semiconductors NV.

Conversely, stock selection within the materials, financials and telecommunication services sectors detracted from overall performance.

Geographically, holdings in Hong Kong and Mexico proved detrimental.

The bottom performing names included; Weir Group PLC, Bankia SA, and Toyota Motor Corp.

A discussion with Invesco Advisers, Inc. — regarding their portion of the Fund (the “portfolio”)

The portfolio outperformed the benchmark during the period.

At the sector level, overweight exposure and stock selection in the information technology sector added to performance. Stock selection in the materials and health care sectors also contributed to relative performance.

From a geographic perspective, stock selection in the European region was the leading contributor to positive results. Positive stock selection in the U.K., Singapore and Australia as well as the portfolio’s exposure to China led relative performance.

The top performing names included; Avago Technologies, Ltd., Shire PLC., and Great Wall Motor Co., Ltd.

Conversely, negative stock selection in the energy sector was the leading detractor. Additionally, lack of exposure to both the telecommunications sector and stock selection in the industrials sector detracted from relative performance.

Geographically, underweight exposure to Japan was the leading detractor. Stock selection in Hong Kong and exposure to Brazil and Canada also detracted from performance.

The bottom performing names included; Galaxy Entertainment Group, Ltd., Encana Corp., and Suncor Energy, Inc.

A discussion with Massachusetts Financial Services Company — regarding their portion of the Fund (the “portfolio”)

The portfolio outperformed the benchmark during the period.

At the sector level, selection, allocation and currency exposure within the financial services sector contributed the most to both absolute and relative performance. An underweight allocation to the energy sector and an overweight allocation in the technology sector benefited relative results.

From a geographic perspective, lack of exposure to the Netherlands helped relative performance.

The top performing names included; Valeant Pharmaceuticals International, Inc., Royal Dutch Shell PLC., and Taiwan Semiconductor Manufacturing Co.

Conversely, negative stock selection in utilities and communications, industrials goods and services and the consumer staples sectors detracted from performance. The underweight exposure to the autos and housing sectors also detracted from results.

Geographically, lack of exposure to France detracted from relative results for the period.

The bottom performing names included; Standard Chartered Bank PLC., Li & Fung, Ltd., and Schneider Electric SA.

345

VALIC Company I International Growth Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2015, the International Growth Fund returned 2.48% compared to -0.48% for the MSCI EAFE Index (net).

*	The MSCI EAFE Index (Europe, Australasia, Far East) (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index (net) consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Average Annual Total Returns as of May 31, 2015
1 Year	5 Years	10 Years
2.48%	11.47%	7.51%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

346

VALIC Company I Large Cap Core Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Columbia Management Investment Advisers, LLC

The Large Cap Core Fund posted a return of 14.34% for the twelve-month period ending May 31, 2015, compared to a return of 11.91% for the Russell 1000® Index.

During the period, the Fund mostly maintained over-weights to the financials and health care sectors. The Fund was under-weight in the utilities, materials and energy sectors on average. The over and under-weights to the various sectors on the whole contributed positively to performance relative to the Russell 1000® Index.

For the period, the Fund benefited from strong security selection in the information technology, health care and financials sectors, which offset poorer performance in the consumer discretionary and industrials sector.

Electronic Arts, Inc., Broadcom Corp. and Celgene Corp. were the top contributors on an individual security basis.

Halliburton Co., Viacom, Inc., and Noble Energy, Inc. were the largest detractors.

For the year ended May 31, 2015, the Large Cap Core Fund returned 14.34% compared to 11.91% for the Russell 1000® Index.

*	The Russell 1000® Index is a market capitalization weighted benchmark index made up of the 1000 largest U.S. stocks in the Russell 3000® Index.

Average Annual Total Returns as of May 31, 2015
1 Year	5 Years	Since Inception*
14.34%	18.03%	10.02%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

347

VALIC Company I Large Capital Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Massachusetts Financial Services Company

The Large Capital Growth Fund posted a return of 11.01% for the twelve-month period ending May 31, 2015, compared to a return of 14.73% for the Russell 1000® Growth Index.

The Fund’s underperformance was driven predominately by weak stock selection.

The Fund’s underweight position and stock selection in the energy sector contributed the most to relative performance. Additionally, an overweight allocation and stock selection in the special products and services sector contributed to both relative and absolute returns.

The top performing names in the Fund included; Zoetis, Inc., CVS Health Corp., and Visa, Inc.

An underweight allocation, as well as weak stock selection, in the information technology sector detracted the most from relative returns. Additionally, weak stock selection in the health care sector also detracted from relative results.

The bottom performing names included; Apple, Inc., Colgate-Palmolive Co., and Franklin Resources, Inc.

For the year ended May 31, 2015, the Large Capital Growth Fund returned 11.01% compared to 14.73% for the Russell 1000® Growth Index.

*	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Returns as of May 31, 2015
1 Year	5 Years	10 Years
11.01%	13.76%	7.04%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

348

VALIC Company I Mid Cap Index Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC

The Mid Cap Index Fund posted a return of 11.92% for the twelve-month period ending May 31, 2015, compared to a return of 12.28% for the S&P MidCap 400® Index.

The Fund is passively managed to match the S&P MidCap 400® Index. As with all index funds, there will be performance discrepancies due to trading, cash, and pricing effects.

In terms of sectors, the health care and telecom groups led the mid-cap benchmark higher, while the energy and utilities sectors were the most notable laggards.

Among individual holdings, positions in Qorvo, Inc., Skyworks Solutions, Inc., and JetBlue Airways Corp., were the top contributors to relative performance during the fiscal period. Conversely, URS Corp., Peabody Energy Corp. and CARBO Ceramics, Inc. were among the constituent holdings to detract the most from performance during the twelve-month period.

For the year ended May 31, 2015, the Mid Cap Index Fund returned 11.92% compared to 12.28% for the S&P MidCap 400® Index.

*

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

“Standard & Poor’s®, “S&P®,” and “S&P MidCap 400®,” are trademarks of S&P.

The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in the Fund.

Average Annual Total Returns as of May 31, 2015
1 Year	5 Years	10 Years
11.92%	16.20%	9.84%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

349

VALIC Company I Mid Cap Strategic Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Mid Cap Strategic Growth Fund posted a return of 11.60% for the twelve-month period ending May 31, 2015, compared to a return of 14.72% for the Russell Midcap® Growth Index.

A discussion with Allianz Global Investors U.S. LLC — regarding their portion of the Fund (the “portfolio”).

The portfolio performed slightly below the benchmark for the reporting period.

The underweight allocation to the energy sector and the overweight allocation to the healthcare sector contributed to relative returns. Additionally, strong stock selection in the information technology, financials and consumer staples sectors contributed to both absolute and relative performance.

The top performing names in the portfolio included Palo Alto Networks, Inc., NXP Semiconductors NV., and Broadcom Corp.

Conversely, stock selection in the consumer discretionary, energy and healthcare sectors detracted from the relative performance of the portfolio.

The bottom performing names included BioMarin Pharmaceutical, Inc., Concho Resources, Inc., and Pharmacyclics, Inc.

A discussion with Morgan Stanley Investment Management, Inc — regarding their portion of the Fund (the “portfolio”)

The portfolio’s underperformance relative to the benchmark was primarily driven by the overall negative impact of stock selection. Sector allocation was modestly positive for the period.

An underweight allocation to the energy sector was advantageous on a relative basis. Additionally, stock selection and an underweight allocation in the financials sector contributed to both relative and absolute returns.

The top performing names in the portfolio included Illumina, Inc., Splunk Inc., and Intuitive Surgical, Inc.

Conversely, weak stock selection in consumer discretionary, consumer staples and information technology negatively impacted relative returns.

The bottom performing names for the portfolio included Michael Kors Holdings Ltd., Keurig Green Mountain, Inc., and Colfax Corp.

For the year ended May 31, 2015, the Mid Cap Strategic Growth Fund returned 11.60% compared to 14.72% for the Russell Midcap® Growth Index.

*

The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and high forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

Average Annual Total Returns as of May 31, 2015
1 Year	5 Years	10 Years
11.60%	13.53%	8.76%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

350

VALIC Company I Money Market I Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC.

The Money Market I Fund posted a return of 0.01% for the twelve-month period ending May 31, 2015, compared to a return of 0.02% for the Citi Treasury Bill 3 Month Index.*

Fund performance was mostly affected by historically low interest rates that persisted during the fiscal period ended May 31, 2015. Yields on money market securities increased steadily throughout the twelve-month period, with one-month certificates of deposit (CDs) yielding approximately 0.16% on May 31, 2015.

While money market yields were higher throughout the fiscal period, the Fund’s investment strategy helped provide current income while meeting its two primary objectives — liquidity and capital preservation. Interest rate risk was navigated by adjusting the Fund’s weighted average maturity as market conditions shifted. Potential credit risk was mitigated by buying high quality, creditworthy names.

More specifically, given the low yield environment that existed throughout the fiscal period, the Fund employed a barbell investment strategy, with greater weightings in fixed-rate securities at the short-term end of the yield curve and in longer-dated floating-rate securities. This strategy enabled us to provide a cushion of liquidity in the near term, i.e., one-to-seven days, and to garner the relatively higher yield available from investments with longer-dated maturities, i.e., greater than 30 days.

The Fund’s weighted average maturity had achieved a range between 45 to 55 days for most of the annual period. In the last months of the annual period, the Fund kept constant its weighted average maturity while maintaining the quality and liquidity of the portfolio. As of May 31, 2015, the Fund’s weighted average maturity stood at approximately 49 days.

Throughout the annual period, the Fund was focused primarily on investments in government agency securities and U.S. Treasury securities, with lesser allocations to shorter-term repurchase agreements, commercial paper and certificates of deposit.

*	The Citi Treasury Bill 3 Month Index measures monthly performance of 90-day U.S. Treasury Bills.

Average Annual Total Returns as of May 31, 2015
1 Year	5 Years	10 Years
0.01%	0.01%	1.36%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

351

VALIC Company I Nasdaq-100® Index Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC.

The Nasdaq-100® Index Fund posted a return of 21.42% for the twelve-month period ending May 31, 2015, compared to a return of 22.06% for the Nasdaq-100® Index.

The Fund is passively managed to match the NASDAQ 100® Index. As with all index funds, there will be performance discrepancies due to trading, cash, and pricing effects.

The equity markets delivered broad-based gains during the 12-month period ended May 31, 2015, led higher by the materials and health care sectors which gained 42.4% and 35.3%, respectively. The information technology group which is the biggest constituent, representing 55.0% of the benchmark, advanced 21.6% on average. On the other hand, the telecommunication services and industrials sectors were the principal laggards, returning 2.0% and 7.8%, respectively.

Top-contributing index holdings during the fiscal period included Apple, Inc., Microsoft Corp., and Amazon.com. On the other hand, QUALCOMM, Inc., Google, Inc., Class C, and Wynn Resorts Ltd. were featured among the index holdings which detracted most significantly from the Fund’s performance.

For the year ended May 31, 2015, the Nasdaq-100® Index Fund returned 21.42% compared to 22.06% for the Nasdaq-100® Index.

*

The Nasdaq-100® Index includes 100 of the largest domestic and international non-financial securities listed on The NASDAQ Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.

The Nasdaq-100®, Nasdaq-100 Index®, and Nasdaq® are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the Corporations) and are licensed for use by VALIC Company I. The product(s) have not been passed on by the Corporations as to their legality or suitability. The product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product(s).

Average Annual Total Returns as of May 31, 2015
1 Year	5 Years	10 Years
21.42%	20.24%	11.71%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

352

VALIC Company I Science & Technology Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Science & Technology Fund posted a return of 19.52% for the twelve-month period ending May 31, 2015, compared to a return of 17.68% for the S&P® North American Technology Sector Index.

A discussion with Allianz Global Investors U.S. LLC — regarding their portion of the Fund (the “portfolio”)

The portfolio outperformed the benchmark during the one year period, due mostly to strong stock selection. Industry attribution had a slightly negative impact to performance.

Strong stock selection in the communications equipment, semiconductor, and internet software and services industries added to performance. Additionally, the positive allocation effects of the overweight to the technology hardware storage industry and underweight to internet and catalog retail industries was additive to the one year returns.

The top performing names in the portfolio included Skyworks Solutions, Inc., Palo Alto Networks, Inc., and Avago Technologies, Ltd.

Conversely, stock selection in the technology hardware storage, internet and catalog retail, and software industries detracted from relative performance. From an allocation perspective, the overweight to the software industry hurt relative returns.

The bottom performing names in the portfolio included Intel Corp., Microsoft Corp., and Micron Technology, Inc.

A discussion with T. Rowe Price Associates, Inc. — regarding their portion of the Fund (the “portfolio”)

The portfolio outperformed the benchmark during the one year period, due mostly to strong stock selection. Industry attribution had a slightly negative impact to performance.

Strong stock selection in the media, software and health care industries added to the portfolio’s relative performance. Underweight allocations to the IT services and telecommunication services industries also added to performance.

The top performing names in the portfolio included Amazon.com, Inc., Red Hat, Inc., and Linkedin Corp.

Conversely, stock selections in the hardware, telecommunication services and semiconductor industries created a drag to the performance. The overweight allocations to the media and health care industries and the underweight allocation to the hardware industry further weighed on performance.

The bottom performing names in the portfolio included Stratasys, Ltd., Yandex NV, and Softbank Corp.

A discussion with Wellington Management Company, LLP — regarding their portion of the Fund (the “portfolio”)

The portfolio outperformed the benchmark during the one year period, due mostly to strong stock selection. Industry attribution was also positive for the period.

Strong stock selection in the electronic equipment and industries, IT services and internet software and services industries supported relative outperformance. The overweight allocation to the technology hardware storage and peripherals and semiconductors and semiconductor equipment industries, combined with the underweight allocation to the internet and catalog retail industry was also beneficial to performance.

The top performing names in the portfolio included NXP Semiconductors NV, Freescale Semiconductor, Ltd., and IBM Corp.

Conversely, weak stock selection within the semiconductor and semiconductor equipment and software industries detracted from relative performance. An overweight allocation to the media industry, as well as an underweight to the software industry and a residual cash position detracted from relative performance.

The bottom performing names in the portfolio included Intel Corp., Microsoft Corp., Sonus Networks, Inc.

353

VALIC Company I Science & Technology Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2015, the Science & Technology Fund returned 19.52% compared to 17.68% for the S&P® North American Technology Sector Index.

*

The S&P® North American Technology Sector Index measures the performance of U.S.-traded stocks of technology-related companies in the U.S. and Canada. The Index includes companies in the following categories: producers of sophisticated computer-related devices; communications equipment and internet services; producers of computer and internet software; consultants for information technology; providers of computer services; and semiconductor equipment manufacturers.

Average Annual Total Returns as of May 31, 2015
1 Year	5 Years	10 Years
19.52%	18.11%	10.19%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

354

VALIC Company I Small Cap Aggressive Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with RS Investment Management Co. LLC.

The Small Cap Aggressive Growth Fund posted a return of 30.24% for the twelve-month period ending May 31, 2015, compared to a return of 17.73% for the Russell 2000® Growth Index.

The Small Cap Aggressive Growth Fund’s outperformance was driven by both sector allocation and strong stock selection.

An overweight allocation to the health care sector and a slight underweight to the energy sector aided relative performance. Additionally, strong stock selection within the health care, technology, consumer discretionary and energy sectors benefited performance for the period.

The top performing names included Bluebird Bio, Inc., Receptos, Inc., and Proofpoint, Inc.

Conversely, stock selection in the utilities and producer durables sectors detracted from relative returns.

The bottom performing names included GrafTech International, Ltd., H&E Equipment Services, Inc., and Finisar Corp.

For the year ended May 31, 2015, the Small Cap Aggressive Growth Fund returned 30.24% compared to 17.73% for the Russell 2000® Growth Index.

*	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Returns as of May 31, 2015
1 Year	5 Years	Since Inception*
30.24%	17.54%	10.49%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

355

VALIC Company I Small Cap Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Small Cap Fund posted a return of 11.10% for the twelve-month period ending May 31, 2015, compared to a return of 11.32% for the Russell 2000® Index.

A discussion with Invesco Advisers, Inc. — regarding their portion of the Fund (the “portfolio”)

Slow and steady improvement in the U.S. economy and continued low interest rates led the U.S. equity market higher during the fiscal year ended May 31, 2015. As the U.S. economy continued along a slow growth path, the U.S. Federal Reserve steadily reduced its asset purchase program, finally ending all new purchases in October 2014. The general trend for U.S. equities was positive.

In this environment, the portfolio posted strong positive returns, outperforming the Russell 2000® Index. Stock selection overall for the portfolio was the positive, while sector weightings detracted overall. Notably, stock selection within the consumer discretionary, financials, and energy sectors were strong contributors. The portfolio lagged the index in the health care and information technology sectors.

The portfolio outperformed by the widest margin in the consumer discretionary sector due to strong stock selection, especially within certain restaurant holdings.

Strong stock selection within the financials sector also contributed to relative portfolio performance. Janus Capital Group, Inc. and E*TRADE Financial Corp. were top contributors.

The area of greatest challenge to the portfolio was the health care sector. The bottom three contributors to the portfolio were all health care stocks; Pharmerica Corp, Kindred Healthcare, Inc and HMS Holdings Corp.

A discussion with T. Rowe Price Associates, Inc — regarding their portion of the Fund (the “portfolio”)

For the twelve-month period ended May 31, 2015, the portfolio outperformed the Russell 2000® Index. Broadly speaking, stock selection added to relative returns during the period, although this was partially offset by the negative impact of sector allocation. At the sector level, the financials, consumer discretionary, and health care sectors added to relative results the most, while the information technology, utilities and materials sectors hurt relative returns for the period.

Stock selection in the financials sectors was the largest contributor to relative performance for the period, followed by the consumer discretionary and health care sectors. Stock selection and an underweight position in the information technology sector made it the leading detractor by a significant margin. Stock selection in the materials sector also hindered relative results.

The top individual stock contributors were Incyte Corp., Avanir Pharmaceutica and E*TRADE Financial Corp.

Top individual detractors were Constellium NV, Quicksilver, Inc., and Oasis Petroleum, Inc.

A discussion with Bridgeway Capital Management, Inc. — regarding their portion of the Fund (the “portfolio”)

For the 12- month period ended May 31, 2015, portfolio underperformed the Russell 2000® Index.

Sector allocation versus the Russell 2000® Index contributed positively to relative performance led by a slight overweighting in the health care sector and an underweighting in the industrials sector. The telecommunications sector was the only sector that had a negative allocation effect over the twelve-month period.

Stock selection contributed to the bulk of underperformance. The information technology, health care, and energy sectors had the biggest negative effect on stock selection. Conversely, stock picks in the industrials and materials sectors contributed positively to performance.

The top contributors to performance over the twelve-month period were Covenant Transportation Group (CVTI), Esperion Therapeutics, Inc. (ESPR) and Allied Motion Technologies, Inc. (AMOT).

The bottom detractors to performance over the twelve-month period were BPZ Resources, Inc. (BPZRQ) , Maxwell Technologies, Inc. (MXWL) and Warren Resources, Inc. (WRES).

In terms of market cap, the portfolio’s broad exposure to the smallest decile of the market detracted from relative performance over the twelve-month period.

356

VALIC Company I Small Cap Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2015, the Small Cap Fund returned 11.10% compared to 11.32% for the Russell 2000® Index.

*

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.

Average Annual Total Returns as of May 31, 2015
1 Year	5 Years	10 Years
11.10%	16.17%	7.93%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

357

VALIC Company I Small Cap Index Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC.

The Small Cap Index Fund posted a return of 11.23% for the twelve-month period ending May 31, 2015, compared to a return of 11.32% for the Russell 2000® Index.

The Fund is passively managed to match the Russell 2000® Index. As with all index funds, there will be performance discrepancies due to trading, cash, and pricing effects.

In terms of industry groups, the health care and technology sectors performed the best, appreciating 41.0% and 22.6%, respectively. On the other hand, the energy and materials groups were the principal laggards, declining 44.1% and 3.1%, respectively.

In terms of contribution, Isis Pharmaceuticals, Inc., Qorvo, Inc., and InterMune, Inc., were the most additive index positions during the fiscal period. At the other end of the spectrum, GT Advanced Technologies, Inc., Civeo Corp., and CARBO Ceramics, Inc., detracted the most from performance.

For the year ended May 31, 2015, the Small Cap Index Fund returned 11.23% compared to 11.32% for the Russell 2000® Index.

*

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.

The Russell 2000® Index is a trademark/service mark of the Frank Russell Trust Company. The Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Average Annual Total Returns as of May 31, 2015
1 Year	5 Years	10 Years
11.23%	14.84%	8.53%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

358

VALIC Company I Small Cap Special Values Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Small Cap Special Values Fund posted a return of 8.16% for the twelve-month period ending May 31, 2015, compared to a return of 5.10% for the Russell 2000® Value Index.

A discussion with Dreman Value Management, LLC — regarding their portion of the Fund (“the portfolio”)

The portfolio outperformed the benchmark index for the twelve-month period. Overall, stock selection resulted in the most significant contribution to performance for the year. Selection was especially strong in the consumer discretionary, industrials, and consumer staples sectors. The portfolio’s sector allocation was also positive for the year. An underweight in the energy sector and an overweight in the information technology sector were significant contributors to performance.

The portfolio experienced a negative selection effect in the energy and materials sectors. An underweight in the financials sector was also a detractor.

Among the largest individual contributors were Aircastle, Ltd. (industrials), Microsemi Corp. and QLogic Corp (electric components). The largest individual detractors included energy firms Ultra Petroleum Corp., Energy XXI, Ltd., and Bellatrix Exploration, Ltd.

A discussion with Wells Capital Management, Inc. — regarding their portion of the Fund (the “portfolio”)

The portfolio outperformed the benchmark index for the twelve-month period. Relative outperformance was driven by strong stock selection. The industrials, materials, and health care sectors were among the leading relative contributing sectors over the twelve month period.

An underweight to the financials sector detracted from performance. Additionally, stock selection in the consumer discretionary and energy sectors detracted from performance.

Some of the top individual contributors to performance included Denny’s Corp. (consumer discretionary), Kadant, Inc. (industrials), and DineEquity, Inc. (consumer discretionary). Among the larger detractors were energy firms Comstock Resources, Inc., Steel Excel, Inc., and Stone Energy Corp.

For the year ended May 31, 2015, the Small Cap Special Values Fund returned 8.16% compared to 5.10% for the Russell 2000® Value Index.

*	The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Returns as of May 31, 2015
1 Year	5 Years	Since Inception*
8.16%	13.80%	6.44%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

359

VALIC Company I Small-Mid Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Goldman Sachs Asset Management, L.P.

The Small-Mid Growth Fund posted a return of 19.75% for the twelve-month period ending May 31, 2015, compared to a return of 17.55% for the Russell 2500 Growth® Index.

During the reporting period, outperformance was driven by strong stock selection. On the whole, sector allocation detracted from overall results. Stock selection in the health care and financials sectors supported both absolute and relative outperformance. The top performing names in the Fund included; Bluebird Bio, Inc., Achillion Pharmaceuticals, Inc., and Cempra, Inc.

Conversely, the relative underweight and stock selection within the energy sector detracted from performance. Stock selection in the industrials sector was also negative. The bottom performing names in the Fund included; Whiting Petroleum Corp., Kate Spade & Co., and Dril-Quip, Inc.

For the year ended May 31, 2015, the Small-Mid Growth Fund returned 19.75% compared to 17.55% for the Russell 2500® Growth Index.

*

The Russell 2500® Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher growth earning potential.

Average Annual Total Returns as of May 31, 2015
1 Year	5 Years	Since Inception*
19.75%	16.11%	6.98%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

360

VALIC Company I Stock Index Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC.

The Stock Index Fund posted a return of 11.41% for the twelve-month period ending May 31, 2015, compared to a return of 11.81% for the S&P 500® Index.

The Fund is passively managed to match the S&P 500® Index. As with all index funds, there will be performance discrepancies due to trading, cash, and pricing effects.

By sector, health care, consumer discretionary, technology, and financials outperformed, while energy, telecommunications, materials, industrials, utilities, and consumer staples underperformed the broader market.

Top-performing index holdings during the fiscal period included Apple, Inc., Microsoft Corp., and Gilead Sciences, Inc.

Conversely, Exxon Mobil Corp., Chevron Corp., and ConocoPhillips, hindered performance the most during the twelve-month period.

For the year ended May 31, 2015, the Stock Index Fund returned
11.41% compared to 11.81% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

“Standard & Poor’s®,” “S&P®,” and “S&P 500®,” are trademarks of S&P. The Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in the Fund.

Average Annual Total Returns as of May 31, 2015
1 Year	5 Years	10 Years
11.41%	16.14%	7.77%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

361

VALIC Company I Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Wellington Management Company, LLP

The Value Fund posted a return of 10.65% for the twelve-month period ending May 31, 2015, compared to a return of 9.03% for the Russell 1000® Value Index.

Overall, stock selection was the primary driver of relative outperformance during the period. Security selection was strongest within the materials, industrials, and consumer staples sectors. Sector allocation was also additive to returns in the aggregate.

Unfavorable security selection among the energy and health care sectors partially offset favorable performance elsewhere in the portfolio. An underweight to the financials sector also detracted from relative performance during the period.

Top contributors to benchmark-relative returns were Exxon Mobil Corp. (energy), Spirit AeroSystems Holdings, Inc. (industrials), and Lowe’s Cos. (consumer discretionary). Top detractors to benchmark-relative returns were energy companies Southwestern Energy Co. and Halliburton Co., and consumer discretionary firm PVH Corp.

For the year ended May 31, 2015, the Value Fund returned 10.65% compared to 9.03% for the Russell 1000® Value Index.

*	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Returns as of May 31, 2015
1 Year	5 Years	10 Years
10.65%	15.06%	7.24%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

362

VALIC Company I

BOARD OF DIRECTORS

Thomas J. Brown

Judith L. Craven

William F. Devin

Timothy J. Ebner

Gustavo E. Gonzales, Jr.

Peter A. Harbeck

Kenneth J. Lavery

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUB-ADVISERS

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, NY 10105

Allianz Global Investors U.S., LLC

555 Mission St. Suite 1700

San Francisco, CA 94105

American Century Investment Management, Inc.

4500 Main Street

Kansas City, MO 64111

Barrow, Hanley, Mewhinney & Strauss, LLC

2200 Ross Avenue, 31st Floor

Dallas, TX 75201-2761

BlackRock Investment Management, LLC

1 University Square Dr.

Princeton, NJ 08540

Bridgeway Capital Management, Inc.

20 Greenway Plaza

Suite 450

Houston, TX 77046

Columbia Management

Investment Advisors, LLC

100 Federal Street

Boston, MA 02110

Dreman Value Management, LLC

Harborside Financial Center

Plaza 10, Suite 800

Jersey City, NJ 07311

Franklin Advisers, Inc.

One Franklin Parkway

San Mateo, CA 94403-1906

Goldman Sachs

Asset Management, LP

200 West Street

New York, NY 10282

Invesco Advisers, Inc.

1555 Peachtree St. NE

Atlanta, GA 30309

J.P. Morgan Investment

Management, Inc.

270 Park Avenue

New York, NY 10017

Massachusetts Financial Services Company

500 Boylston Street

Boston, MA 02116

Morgan Stanley Investment Management, Inc.

522 Fifth Avenue

New York, NY 10036

PineBridge Investments, LLC

399 Park Avenue

New York, NY 10022

RS Investment

Management Co., LLC

388 Market Street

Suite 1700

San Francisco, CA 94111

SunAmerica Asset Management, LLC

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

Templeton Global Advisors, Ltd.

Lyford Cay

Nassau, Bahamas

Templeton Investment Counsel, LLC

300 SE 2nd St.

Ft. Lauderdale, FL 33301

Wellington Management Company, LLP

280 Congress Street

Boston, MA 02210

Wells Capital Management, Inc.

525 Market St.

10th Floor

San Francisco, CA 94105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1201 Louisiana Street, Suite 2900

Houston, TX 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

VALIC Retirement

Services Company (VRSCO)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

John T. Genoy,

President and Principal Executive Officer

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Nori L. Gabert,

Vice President, Chief Legal Officer and Secretary

Kathleen Fuentes,

Vice President and Assistant Secretary

Gregory N. Bressler,

Vice President

Katherine Stoner,

Vice President and Chief Compliance Officer

Thomas M. Ward,

Vice President

Shawn Parry,

Vice President and Assistant Treasurer

Donna McManus,

Vice President and Assistant Treasurer

Diedre L. Phipps,

Assistant Treasurer

Matthew J. Hackethal,

Anti-Money Laundering

Compliance Officer

Louis O. Ducote, II

Assistant Secretary

Shana L. Walker,

Assistant Secretary

363

VALIC Company I

DISCLOSURE OF QUARTERLY FUND HOLDINGS

VC I is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. VC I’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

VOTING PROXIES ON VALIC COMPANY I PORTFOLIO SECURITIES

A description of the policies and procedures that VC I uses to determine how to vote proxies related to securities held in the Fund’s portfolios which is available in VC I’s Statement of Additional Information, which may be obtained without charge upon request, by calling 1-800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY I PORTFOLIO SECURITIES

Information regarding how VC I voted proxies relating to securities held in the VC I Funds during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling 1-800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners participating in VC I. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

364

VALIC.com — Account access Manage your account online! Print and download account transaction confirmations and tax statements View transaction history and download it to Quicken using Direct ConnectSM Use the Account Aggregation feature to display information from other accounts in addition to your VALIC accounts Easily manage your personal profile to update your contact information (phone, address, email), update your beneficiaries, reset your password, and more With VALIC.com, you can initiate account transactions including: Change allocation Transfer money among investment options Rebalance account to your desired allocation mix Change contributions Start exploring VALIC.com today! Visit VALIC.com Click “Register for online access” Click “Register for individual access,” and follow the steps to create a security profile PersonalDeliver- ®enrollment is easy! Go to VALIC.com and log in Select “My profile” on the right side of the “My summary” page Click on “Email delivery” on the right side of the “My profile” page Complete the last three steps on the “PersonalDeliver- ®” page You can also enroll by calling our Contact Center at 1-800-448-2542 Please note: Email delivery is not accessible to certain VALIC annuity contract owners. Sign up today at VALIC.com We know privacy is important to you, so please be assured that your email address and other information you share with us is kept private and never sold. Review our Privacy Policy online for more information. You will need to create an online security profile with a unique user ID and password. With your PIN, you can also access your account via the 24-hour VALIC automated phone line at 1-800-448-2542. Easy and secure Sign up for PersonalDeliver- ®today! CLICK VALIC.com CALL 1-800-448-2542 VISIT your VALICfinancial advisor Securities and investment advisory services offered through VALIC Financial Advisors, Inc., member FINRA, SIPC and an SEC-registered investment advisor. Annuities issued by The Variable Annuity Life Insurance Company. Variable annuities distributed by its affiliate, AIG Capital Services, Inc., member FINRA. Copyright © The Variable Annuity Life Insurance Company.All rights reserved. VC 23800 (06/2015) J96304 EE

VALIC Company I P.O. Box 3206 Houston, TX 77253-3206	PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1765

VC 9530 (05/2015) J74462

Item 2.	Code of Ethics.

VALIC Company I (the “registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year ended 2015, there were no reportable amendments, waivers, or implicit waivers to a provision of the Code of Ethics that applies to the registrant’s Principal Executive and Principal Accounting Officers.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Thomas J. Brown qualifies as an audit committee financial expert, as defined in the instructions to Item 3(b) of Form N-CSR. Mr. Brown is considered to be “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2015	2014
(a) Audit Fees	$847,030	$821,955
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2015	2014
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$236,770	$370,415

All other fees are for professional services rendered by the registrant’s principal accountant for services associated with issuing a SSAE16 report and Third Party Assurance report.

(e) (1)

The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

(2)	No services included in (b) - (d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2015 and 2014 were $297,640 and $542,947 respectively.

(h)	Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 7, 2015

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: August 7, 2015